DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Dimensional VA U.S. Large Value Portfolio
Dimensional VA International Value Portfolio
Dimensional VA International Small Portfolio
Dimensional VA Short-Term Fixed Portfolio
Dimensional VA Global Bond Portfolio
Dimensional VIT Inflation-Protected Securities Portfolio
Dimensional VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
Dimensional VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Emerging Markets ex China Core Equity Portfolio
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST	Special Tax
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ɏ	Represents 7 Day subsidized yield as of 1/31/26.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
(r)	The adjustable rate shown is effective as of January 31, 2026.
∞	Rates reflect the effective yields at purchase date.

CONTINUED
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Dimensional VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (5.9%)
	Alphabet, Inc. (GOOG US), Class C	638	$215,982
	AT&T, Inc.	354,632	9,294,905
#*	Charter Communications, Inc., Class A	6,022	1,241,255
	Comcast Corp., Class A	191,883	5,708,519
	Electronic Arts, Inc.	11,729	2,391,778
	Fox Corp. (FOX US), Class B	19,981	1,310,154
#	Fox Corp. (FOXA US), Class A	19,046	1,386,168
*	GCI Liberty, Inc. (GLBKV US), Class C	574	21,232
*	GCI Liberty, Inc. (GLIBA US), Class A	120	4,496
*	Liberty Broadband Corp. (LBRDA US), Class A	600	28,812
*	Liberty Broadband Corp. (LBRDK US), Class C	6,600	317,526
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	535	42,634
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	4,527	393,940
#	News Corp. (NWS US), Class B	8,065	250,821
	News Corp. (NWSA US), Class A	16,744	452,590
#	Omnicom Group, Inc.	15,117	1,164,614
#	Paramount Skydance Corp., Class B	14,902	167,051
*	Sphere Entertainment Co.	154	14,709
*	Take-Two Interactive Software, Inc.	2,780	612,434
	T-Mobile U.S., Inc.	28,623	5,644,742
	Verizon Communications, Inc.	217,401	9,678,693
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Versant Media Group, Inc.	7,675	$250,051
	Walt Disney Co.	34,556	3,897,917
*	Warner Bros Discovery, Inc.	94,164	2,593,277
TOTAL COMMUNICATION SERVICES			47,084,300
CONSUMER DISCRETIONARY — (4.5%)
*	Amazon.com, Inc.	5,939	1,421,203
*	Aptiv PLC	7,713	584,260
	Aramark	21,061	810,638
	Autoliv, Inc.	7,172	869,533
	Best Buy Co., Inc.	4,233	275,568
	BorgWarner, Inc.	10,903	516,911
*	Caesars Entertainment, Inc.	2,169	44,898
*	Capri Holdings Ltd.	1,300	29,341
*	CarMax, Inc.	7,769	346,031
*	Carnival Corp.	76,047	2,282,931
	Dick's Sporting Goods, Inc.	958	193,516
	DR Horton, Inc.	22,468	3,344,137
*	Flutter Entertainment PLC	5,452	900,398
	Ford Motor Co.	313,394	4,349,909
	Gap, Inc.	1,476	41,298
	Garmin Ltd.	9,121	1,839,158
	General Motors Co.	78,828	6,621,552
	Gentex Corp.	170	3,912
	Genuine Parts Co.	6,863	953,888
	Harley-Davidson, Inc.	1,373	27,185
	Hyatt Hotels Corp., Class A	2,188	342,138
	Lear Corp.	1,761	206,196
	Lennar Corp. (LEN US), Class A	14,136	1,545,772
	Lennar Corp. (LENB US), Class B	1,507	152,599
	Lithia Motors, Inc.	218	70,510
	LKQ Corp.	35,025	1,150,571
*	Lululemon Athletica, Inc.	2,127	371,162
*	MGM Resorts International	7,230	242,494
*	Mohawk Industries, Inc.	618	73,159
	NIKE, Inc., Class B	4,948	305,836
*	NVR, Inc.	118	901,016
	Penske Automotive Group, Inc.	3,800	595,802
	PulteGroup, Inc.	20,992	2,625,889
	PVH Corp.	672	41,906

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ralph Lauren Corp.	710	$250,921
*	Rivian Automotive, Inc., Class A	19,400	286,150
	Service Corp. International	700	56,301
	Toll Brothers, Inc.	3,629	524,354
#	Whirlpool Corp.	6,535	522,735
TOTAL CONSUMER DISCRETIONARY			35,721,778
CONSUMER STAPLES — (4.4%)
	Albertsons Cos., Inc., Class A	8,153	135,747
	Archer-Daniels-Midland Co.	17,513	1,178,800
*	BellRing Brands, Inc.	3,250	80,828
	Bunge Global SA	9,855	1,122,287
#	Campbell's Co.	12,528	350,533
	Casey's General Stores, Inc.	1,544	936,436
	Church & Dwight Co., Inc.	7,825	753,156
	Conagra Brands, Inc.	13,042	241,407
#	Constellation Brands, Inc., Class A	12,500	1,958,750
*	Coty, Inc., Class A	22,970	72,815
*	Darling Ingredients, Inc.	4,055	185,151
	Dollar General Corp.	11,113	1,593,938
#*	Dollar Tree, Inc.	21,034	2,473,388
	General Mills, Inc.	52,942	2,449,097
	Hormel Foods Corp.	9,549	235,001
	J.M. Smucker Co.	2,211	231,846
	Kenvue, Inc.	145,326	2,528,672
	Keurig Dr. Pepper, Inc.	47,384	1,300,217
	Kraft Heinz Co.	17,345	411,770
	Kroger Co.	61,601	3,871,623
	McCormick & Co., Inc. (MKC US)	2,337	144,497
	Molson Coors Beverage Co., Class B	11,394	547,368
	Mondelez International, Inc., Class A	58,142	3,399,563
*	Performance Food Group Co.	5,819	555,424
	Pilgrim's Pride Corp.	2,655	115,147
*	Post Holdings, Inc.	508	51,974
	Procter & Gamble Co.	26,178	3,973,035
	Seaboard Corp.	12	60,987
	Target Corp.	23,039	2,429,923
	Tyson Foods, Inc., Class A	10,665	696,745
*	U.S. Foods Holding Corp.	13,588	1,136,229
TOTAL CONSUMER STAPLES			35,222,354
		Shares	Value†
ENERGY — (11.7%)
	APA Corp.	454	$11,990
	Baker Hughes Co.	95,215	5,335,849
	Cheniere Energy, Inc.	1,040	219,981
	Chevron Corp.	70,624	12,493,386
	ConocoPhillips	64,415	6,713,975
	Coterra Energy, Inc.	58,717	1,693,985
	Devon Energy Corp.	49,369	1,985,127
	Diamondback Energy, Inc.	19,240	3,154,398
	EOG Resources, Inc.	42,603	4,777,074
	EQT Corp.	18,087	1,044,163
	Expand Energy Corp.	4,398	494,379
	Exxon Mobil Corp.	176,932	25,018,185
	Halliburton Co.	41,510	1,391,415
	HF Sinclair Corp.	3,700	192,363
	Kinder Morgan, Inc.	104,386	3,182,729
	Marathon Petroleum Corp.	23,522	4,144,341
	NOV, Inc.	626	11,487
#	Occidental Petroleum Corp.	67,694	3,072,631
	ONEOK, Inc.	33,126	2,623,248
	Ovintiv, Inc.	10,759	467,694
	Phillips 66	16,282	2,337,444
	SLB Ltd.	99,968	4,836,452
	TechnipFMC PLC	5,663	315,542
	Valero Energy Corp.	11,932	2,164,823
	Williams Cos., Inc.	82,237	5,531,261
TOTAL ENERGY			93,213,922
FINANCIALS — (22.3%)
	Aflac, Inc.	22,972	2,548,743
	Allstate Corp.	19,316	3,843,691
	Ally Financial, Inc.	32,768	1,385,431
	American Financial Group, Inc.	4,681	609,794
	American International Group, Inc.	39,995	2,994,826
*	Arch Capital Group Ltd.	28,824	2,768,257
	Arthur J Gallagher & Co.	1,069	266,577
	Assurant, Inc.	3,963	943,709
	Axis Capital Holdings Ltd.	973	100,394
	Bank of America Corp.	116,602	6,203,226
	Bank of New York Mellon Corp.	27,145	3,255,228
*	Berkshire Hathaway, Inc., Class B	29,719	14,280,871
	Blackrock, Inc.	1,483	1,659,388
*	Block, Inc.	4,887	295,321
	Capital One Financial Corp.	12,064	2,641,172
	Carlyle Group, Inc.	2,100	123,438
	Charles Schwab Corp.	13,516	1,404,583
	Chubb Ltd.	13,005	4,025,828

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cincinnati Financial Corp.	3,827	$615,726
	Citigroup, Inc.	32,634	3,776,080
	Citizens Financial Group, Inc.	20,697	1,303,497
	CME Group, Inc.	922	266,513
	Comerica, Inc.	654	57,990
	Corebridge Financial, Inc.	12,828	395,487
	East West Bancorp, Inc.	3,233	369,985
	Everest Group Ltd.	1,739	576,096
	Fidelity National Financial, Inc.	9,333	507,622
	Fidelity National Information Services, Inc.	42,824	2,366,026
	Fifth Third Bancorp	53,024	2,662,865
	First Citizens BancShares, Inc., Class A	867	1,794,317
	First Horizon Corp.	7,379	180,712
*	Fiserv, Inc.	17,382	1,107,755
	Franklin Resources, Inc.	10,235	272,456
	Global Payments, Inc.	10,222	733,326
	Globe Life, Inc.	4,255	596,636
	Goldman Sachs Group, Inc.	10,148	9,492,541
	Hartford Insurance Group, Inc.	29,291	3,956,042
	Huntington Bancshares, Inc.	62,613	1,094,475
	Intercontinental Exchange, Inc.	13,641	2,370,533
	Jefferies Financial Group, Inc.	1,212	74,150
	JPMorgan Chase & Co.	112,931	34,544,464
	KeyCorp	40,804	878,102
	Lincoln National Corp.	2,459	102,319
	Loews Corp.	7,809	824,396
	M&T Bank Corp.	5,919	1,311,473
*	Markel Group, Inc.	557	1,136,636
	MetLife, Inc.	50,464	3,980,600
	Morgan Stanley	42,999	7,860,217
	Northern Trust Corp.	11,340	1,694,536
	PayPal Holdings, Inc.	65,777	3,465,790
	Pinnacle Financial Partners, Inc.	578	54,962
	PNC Financial Services Group, Inc.	8,683	1,938,914
	Principal Financial Group, Inc.	14,451	1,368,799
	Progressive Corp.	2,141	445,328
	Prosperity Bancshares, Inc.	567	39,129
		Shares	Value†
FINANCIALS — (Continued)
	Prudential Financial, Inc.	22,948	$2,549,752
	Raymond James Financial, Inc.	15,482	2,567,845
	Regions Financial Corp.	34,248	976,068
	Reinsurance Group of America, Inc., Class A	828	167,877
	RenaissanceRe Holdings Ltd.	250	70,425
#	State Street Corp.	12,650	1,655,379
	Synchrony Financial	36,836	2,675,399
#	T. Rowe Price Group, Inc.	7,864	831,068
	Travelers Cos., Inc.	19,755	5,620,495
	Truist Financial Corp.	28,047	1,442,177
	U.S. Bancorp	66,159	3,712,182
	Unum Group	5,925	450,122
	W.R. Berkley Corp.	15,123	1,037,135
	Webster Financial Corp.	384	25,256
	Wells Fargo & Co.	108,143	9,785,860
	Willis Towers Watson PLC	2,028	643,829
	Zions Bancorp NA	3,064	183,564
TOTAL FINANCIALS			177,961,405
HEALTH CARE — (14.9%)
	Abbott Laboratories	46,091	5,037,746
	Agilent Technologies, Inc.	9,804	1,312,265
*	Avantor, Inc.	14,651	159,989
	Baxter International, Inc.	22,262	446,798
	Becton Dickinson & Co.	19,550	3,978,034
*	Biogen, Inc.	5,676	1,021,056
*	BioMarin Pharmaceutical, Inc.	1,200	67,848
*	Bio-Rad Laboratories, Inc., Class A	918	269,617
*	Boston Scientific Corp.	27,061	2,531,015
	Bristol-Myers Squibb Co.	75,822	4,174,001
*	Centene Corp.	17,690	766,331
*	Charles River Laboratories International, Inc.	2,087	439,272
	Cigna Group	17,064	4,677,413
*	Cooper Cos., Inc.	1,912	155,599
	CVS Health Corp.	25,201	1,877,979
	Danaher Corp.	11,146	2,439,748
#*	Edwards Lifesciences Corp.	22,882	1,861,680
*	Elanco Animal Health, Inc.	6,840	164,707

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Elevance Health, Inc.	9,618	$3,325,327
*	GE HealthCare Technologies, Inc.	36,312	2,867,559
	Gilead Sciences, Inc.	27,765	3,941,242
*	Henry Schein, Inc.	11,024	832,092
*	Hologic, Inc.	12,948	970,194
	Humana, Inc.	9,065	1,769,488
*	Incyte Corp.	5,747	575,102
*	IQVIA Holdings, Inc.	8,297	1,909,555
*	Jazz Pharmaceuticals PLC	5,515	907,162
	Johnson & Johnson	89,110	20,250,247
	Labcorp Holdings, Inc.	3,485	946,247
	McKesson Corp.	3,387	2,815,308
	Medtronic PLC	32,325	3,328,182
	Merck & Co., Inc.	36,939	4,073,264
*	Moderna, Inc.	7,095	312,677
*	Molina Healthcare, Inc.	1,833	329,188
	Pfizer, Inc.	231,325	6,116,233
	Quest Diagnostics, Inc.	11,566	2,163,189
	Regeneron Pharmaceuticals, Inc.	2,125	1,575,581
	ResMed, Inc.	6,745	1,742,301
	Revvity, Inc.	3,314	360,563
	STERIS PLC	5,962	1,565,621
	Stryker Corp.	5,704	2,107,970
	Teleflex, Inc.	157	16,386
*	Tenet Healthcare Corp.	2,708	512,570
	Thermo Fisher Scientific, Inc.	10,639	6,155,832
*	United Therapeutics Corp.	2,317	1,087,808
	UnitedHealth Group, Inc.	36,709	10,532,913
	Universal Health Services, Inc., Class B	6,859	1,380,442
*	Vertex Pharmaceuticals, Inc.	3,464	1,627,734
	Viatris, Inc.	50,231	657,524
	West Pharmaceutical Services, Inc.	397	91,755
	Zimmer Biomet Holdings, Inc.	9,350	814,104
TOTAL HEALTH CARE			119,042,458
INDUSTRIALS — (15.1%)
	AECOM	1,339	129,120
	AGCO Corp.	4,174	473,373
*	Amentum Holdings, Inc.	7,896	282,519
	AMETEK, Inc.	14,447	3,235,839
		Shares	Value†
INDUSTRIALS — (Continued)
*	Builders FirstSource, Inc.	12,022	$1,375,317
*	CACI International, Inc., Class A	200	124,116
	Carlisle Cos., Inc.	2,296	782,683
	Carrier Global Corp.	33,212	1,978,771
*	Clean Harbors, Inc.	708	184,016
	CNH Industrial NV	38,211	411,150
*	Copart, Inc.	28,003	1,136,362
	CSX Corp.	144,381	5,451,827
	Cummins, Inc.	11,043	6,391,909
	Deere & Co.	9,981	5,269,968
	Delta Air Lines, Inc.	55,895	3,682,922
	Dover Corp.	9,599	1,934,103
	Eaton Corp. PLC	7,333	2,576,963
	Emerson Electric Co.	34,759	5,108,183
	Equifax, Inc.	4,945	995,923
	FedEx Corp.	18,671	6,016,730
	Fortive Corp.	14,666	774,511
	Fortune Brands Innovations, Inc.	12,304	665,646
	General Dynamics Corp.	9,310	3,268,648
*	GXO Logistics, Inc.	407	23,032
	Howmet Aerospace, Inc.	92	19,143
	Hubbell, Inc.	1,447	706,049
	Huntington Ingalls Industries, Inc.	1,502	631,606
	IDEX Corp.	597	118,534
	Ingersoll Rand, Inc.	16,947	1,458,967
	ITT, Inc.	400	72,920
	Jacobs Solutions, Inc.	5,558	751,775
	JB Hunt Transport Services, Inc.	4,129	837,031
	Johnson Controls International PLC	14,056	1,676,319
	Knight-Swift Transportation Holdings, Inc.	1,347	74,220
	L3Harris Technologies, Inc.	6,890	2,362,237
	Leidos Holdings, Inc.	9,709	1,828,011
*	MasTec, Inc.	425	102,204
*	Middleby Corp.	311	45,770
*	Nextpower, Inc., Class A	9,036	1,058,025
	Norfolk Southern Corp.	17,334	5,048,354
	Northrop Grumman Corp.	6,837	4,732,982
	nVent Electric PLC	1,100	123,486
	Old Dominion Freight Line, Inc.	907	157,092
	Oshkosh Corp.	522	75,074
	Otis Worldwide Corp.	2,174	185,703
	Owens Corning	8,674	1,039,492
#	PACCAR, Inc.	40,377	4,962,737

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Parker-Hannifin Corp.	3,899	$3,648,840
	Pentair PLC	14,793	1,558,738
	Quanta Services, Inc.	4,463	2,118,274
	Republic Services, Inc.	21,032	4,523,773
	RTX Corp.	44,315	8,904,213
	Sensata Technologies Holding PLC	215	7,437
	Snap-on, Inc.	5,335	1,953,197
	Southwest Airlines Co.	27,308	1,297,676
	SS&C Technologies Holdings, Inc.	21,296	1,743,929
	Stanley Black & Decker, Inc.	6,807	535,439
	Textron, Inc.	16,232	1,429,390
	TransUnion	6,107	482,575
*	Uber Technologies, Inc.	11,695	936,185
*	U-Haul Holding Co. (UHAL US)	1,475	83,411
	U-Haul Holding Co. (UHAL/B US)	16,075	824,808
*	United Airlines Holdings, Inc.	26,066	2,667,073
	United Parcel Service, Inc., Class B	5,930	629,885
	United Rentals, Inc.	4,788	3,744,503
	WESCO International, Inc.	600	173,658
	Westinghouse Air Brake Technologies Corp.	8,070	1,857,230
	Xylem, Inc.	6,229	858,792
TOTAL INDUSTRIALS			120,320,388
INFORMATION TECHNOLOGY — (12.2%)
	Accenture PLC, Class A	17,167	4,525,908
*	Advanced Micro Devices, Inc.	20,542	4,862,908
*	Akamai Technologies, Inc.	8,499	825,678
	Amdocs Ltd.	15,020	1,230,739
	Analog Devices, Inc.	11,694	3,635,431
	Avnet, Inc.	397	24,769
*	Ciena Corp.	1,583	398,615
	Cisco Systems, Inc.	170,801	13,377,134
	Cognizant Technology Solutions Corp., Class A	49,920	4,096,435
*	Coherent Corp.	781	165,713
	Corning, Inc.	35,119	3,626,037
*	DXC Technology Co.	2,899	41,833
	Entegris, Inc.	200	23,614
*	F5, Inc.	1,080	297,659
*	First Solar, Inc.	5,240	1,181,725
*	Flex Ltd.	25,689	1,619,435
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hewlett Packard Enterprise Co.	92,529	$1,991,224
	HP, Inc.	106,724	2,074,715
*	Intel Corp.	76,556	3,557,557
*	IPG Photonics Corp.	430	39,736
*	Keysight Technologies, Inc.	7,583	1,640,430
*	Kyndryl Holdings, Inc.	1,573	36,179
	Marvell Technology, Inc.	9,011	711,148
	Microchip Technology, Inc.	1,704	129,368
	Micron Technology, Inc.	47,953	19,894,741
	NXP Semiconductors NV	18,311	4,140,849
*	ON Semiconductor Corp.	21,499	1,287,575
*	PTC, Inc.	313	48,869
	Qnity Electronics, Inc.	8,528	820,223
*	Qorvo, Inc.	5,422	423,512
	QUALCOMM, Inc.	5,606	849,813
	Ralliant Corp.	4,888	258,917
	Roper Technologies, Inc.	1,196	443,991
	Salesforce, Inc.	26,793	5,687,886
*	Sandisk Corp.	4,710	2,714,137
	Skyworks Solutions, Inc.	11,761	655,793
*	Super Micro Computer, Inc.	6,394	186,129
	TD SYNNEX Corp.	2,852	452,527
	TE Connectivity PLC	26,379	5,876,714
*	Teledyne Technologies, Inc.	1,702	1,055,751
	Western Digital Corp.	8,617	2,156,232
*	Zebra Technologies Corp., Class A	1,041	244,614
*	Zoom Communications, Inc.	2,191	201,791
TOTAL INFORMATION TECHNOLOGY			97,514,054
MATERIALS — (8.0%)
	Air Products & Chemicals, Inc.	15,709	4,280,702
	Albemarle Corp.	5,245	894,954
	Amcor PLC	13,448	595,074
	Ball Corp.	19,994	1,137,059
	CF Industries Holdings, Inc.	14,702	1,370,667
*	Cleveland-Cliffs, Inc.	15,656	215,427
	Corteva, Inc.	24,017	1,748,438
	CRH PLC (CRHCF US)	36,337	4,448,012
	Crown Holdings, Inc.	2,200	230,296

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Dow, Inc.	53,386	$1,470,784
	DuPont de Nemours, Inc.	17,056	749,100
	Eastman Chemical Co.	14,927	1,034,740
	FMC Corp.	801	12,656
	Freeport-McMoRan, Inc.	107,931	6,500,684
	Huntsman Corp.	3,237	35,024
	International Flavors & Fragrances, Inc.	10,181	710,736
#	International Paper Co.	22,948	925,263
	Linde PLC	19,751	9,025,614
	LyondellBasell Industries NV, Class A	34,302	1,680,798
	Martin Marietta Materials, Inc.	4,484	2,923,344
	Mosaic Co.	29,416	808,940
	Newmont Corp.	71,392	8,020,891
	Nucor Corp.	17,238	3,063,537
	Packaging Corp. of America	9,401	2,092,193
	PPG Industries, Inc.	16,048	1,855,630
	Reliance, Inc.	3,813	1,256,384
	Royal Gold, Inc.	782	205,908
	RPM International, Inc.	570	60,967
	Smurfit WestRock PLC	17,093	711,582
	Sonoco Products Co.	945	45,360
	Shares	Value†
MATERIALS — (Continued)
Steel Dynamics, Inc.	12,223	$2,194,884
Vulcan Materials Co.	9,911	2,978,652
Westlake Corp.	3,309	262,470
TOTAL MATERIALS		63,546,770
REAL ESTATE — (0.4%)
* CBRE Group, Inc., Class A	15,734	2,679,972
* Jones Lang LaSalle, Inc.	693	248,032
TOTAL REAL ESTATE		2,928,004
TOTAL COMMON STOCKS Cost ($477,945,143)		792,555,433

TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	875,506	875,506
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	308,659	3,570,257
TOTAL INVESTMENTS — (100.0%)
(Cost $482,390,906)^^			$797,001,196
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$47,084,300	—	—	$47,084,300
Consumer Discretionary	35,721,778	—	—	35,721,778
Consumer Staples	35,222,354	—	—	35,222,354
Energy	93,213,922	—	—	93,213,922
Financials	177,961,405	—	—	177,961,405
Health Care	119,042,458	—	—	119,042,458
Industrials	120,320,388	—	—	120,320,388
Information Technology	97,514,054	—	—	97,514,054
Materials	63,546,770	—	—	63,546,770
Real Estate	2,928,004	—	—	2,928,004
Temporary Cash Investments	875,506	—	—	875,506
Securities Lending Collateral	—	$3,570,257	—	3,570,257
Total Investments in Securities	$793,430,939	$3,570,257	—	$797,001,196

Dimensional VA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (5.5%)
	Ampol Ltd.	2,164	$43,476
	ANZ Group Holdings Ltd.	161,731	4,114,491
	Aurizon Holdings Ltd.	277,946	710,979
	Bendigo & Adelaide Bank Ltd.	42,211	321,428
	BlueScope Steel Ltd.	88,805	1,853,454
	Challenger Ltd.	101,936	649,275
	Cleanaway Waste Management Ltd.	189,720	325,188
	Dyno Nobel Ltd.	224,487	546,736
#	Endeavour Group Ltd.	89,250	229,278
	Evolution Mining Ltd.	31,407	301,609
	Fortescue Ltd.	97,270	1,408,554
	Harvey Norman Holdings Ltd.	177,329	796,866
	Lendlease Corp. Ltd.	34,943	116,937
	National Australia Bank Ltd.	176,496	5,301,835
#*	NEXTDC Ltd.	17,284	159,696
	Northern Star Resources Ltd.	13,563	249,333
	Orica Ltd.	73,299	1,305,763
	Origin Energy Ltd.	152,913	1,254,087
	Perseus Mining Ltd.	216,155	832,520
	QBE Insurance Group Ltd.	182,416	2,500,152
#	Ramsay Health Care Ltd.	4,466	112,658
#	Rio Tinto Ltd.	30,306	3,157,423
*	Sandfire Resources Ltd.	15,767	213,943
	Santos Ltd.	496,255	2,420,111
	Sonic Healthcare Ltd.	69,963	1,118,835
	South32 Ltd. (S32 AU)	574,429	1,819,715
	Suncorp Group Ltd.	111,820	1,316,338
#	TPG Telecom Ltd.	48,705	131,385
	Westpac Banking Corp.	211,501	5,682,840
	Whitehaven Coal Ltd.	74,398	454,546
	Woodside Energy Group Ltd. (WDS AU)	154,378	2,725,774
	Worley Ltd.	35,830	333,273
#	Yancoal Australia Ltd.	87,072	348,537
TOTAL AUSTRALIA			42,857,035
AUSTRIA — (0.2%)
	Erste Group Bank AG	7,148	929,304
	OMV AG	8,499	504,906
	Verbund AG	1,334	97,883
TOTAL AUSTRIA			1,532,093
		Shares	Value»
BELGIUM — (0.7%)
	Ageas SA	19,791	$1,405,748
	Anheuser-Busch InBev SA (ABI BB)	35,371	2,546,111
	KBC Group NV	9,975	1,405,632
TOTAL BELGIUM			5,357,491
CANADA — (11.3%)
	AltaGas Ltd.	19,080	575,490
	ARC Resources Ltd.	44,151	819,370
#	Bank of Montreal (BMO CN)	14,851	2,021,760
	Bank of Montreal (BMO US)	36,571	4,979,142
#	Bank of Nova Scotia (BNS CN)	18,885	1,411,885
	Bank of Nova Scotia (BNS US)	60,155	4,494,782
	Barrick Mining Corp. (B US)	172,179	7,884,076
	BCE, Inc. (BCE US)	6,300	162,918
	Brookfield Wealth Solutions Ltd.	886	40,451
	Canadian Imperial Bank of Commerce (CM CN)	49,997	4,620,587
	Canadian Imperial Bank of Commerce (CM US)	38,530	3,559,787
	Canadian Pacific Kansas City Ltd. (CP US)	16,875	1,254,488
	Cenovus Energy, Inc. (CVE US)	168,565	3,324,102
*	Equinox Gold Corp. (EQX CN)	53,000	758,227
*	Equinox Gold Corp. (EQX US)	12,500	178,750
	Fairfax Financial Holdings Ltd.	2,464	4,066,337
*	First Quantum Minerals Ltd.	49,651	1,403,492
	iA Financial Corp., Inc.	15,318	1,882,168
	IGM Financial, Inc.	5,103	246,821
	Kinross Gold Corp. (K CN)	47,929	1,509,342
	Lundin Mining Corp.	73,220	1,847,102
	Magna International, Inc. (MGA US)	44,732	2,287,595
	Manulife Financial Corp. (MFC CN)	7,512	286,158
	Manulife Financial Corp. (MFC US)	101,640	3,873,500

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Nutrien Ltd. (NTR CN)	900	$61,965
	Nutrien Ltd. (NTR US)	75,631	5,210,192
	Pan American Silver Corp. (PAAS US)	16,528	902,429
	Pembina Pipeline Corp. (PBA US)	46,375	1,928,273
	Pembina Pipeline Corp. (PPL CN)	4,708	195,629
	Rogers Communications, Inc. (RCI US), Class B	8,823	333,598
	Rogers Communications, Inc. (RCIB CN), Class B	6,475	244,420
	Sun Life Financial, Inc. (SLF CN)	20,577	1,296,594
	Suncor Energy, Inc. (SU CN)	8,621	455,661
	Suncor Energy, Inc. (SU US)	125,197	6,631,685
	Teck Resources Ltd. (TECK US), Class B	75,651	4,066,998
	Teck Resources Ltd. (TECK/A CN), Class A	200	10,772
	Teck Resources Ltd. (TECKB CN), Class B	134	7,192
	Toronto-Dominion Bank (TD CN)	16,845	1,574,336
	Toronto-Dominion Bank (TD US)	88,723	8,294,713
	Tourmaline Oil Corp.	63,828	3,020,656
	Whitecap Resources, Inc. WCP CN	127,088	1,159,206
TOTAL CANADA			88,882,649
DENMARK — (2.1%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	237	581,164
#	AP Moller - Maersk AS (MAERSKB DC), Class B	282	697,308
#	Carlsberg AS, Class B	14,014	1,905,191
	Coloplast AS, Class B	3,954	337,059
	Danske Bank AS	32,233	1,642,208
*	Demant AS	4,619	161,681
	DSV AS	14,966	4,208,213
*	Genmab AS (GMAB DC)	4,778	1,556,603
	Novonesis Novozymes B, Class B	36,497	2,236,301
	Pandora AS	2,559	207,135
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS ROCKB DC, Class B	8,633	$291,536
	Tryg AS	22,374	543,755
	Vestas Wind Systems AS	65,697	1,991,367
TOTAL DENMARK			16,359,521
FINLAND — (0.6%)
#	Nokia OYJ (NOK US), Sponsored ADR	34,049	218,935
	Nokia OYJ (NOKIA FH)	515,092	3,317,661
	Nordea Bank Abp (NDA FH)	63,303	1,223,039
	UPM-Kymmene OYJ	4,673	128,919
TOTAL FINLAND			4,888,554
FRANCE — (9.3%)
*	Alstom SA	25,652	819,027
Ω	Amundi SA	2,929	260,415
	BNP Paribas SA	50,945	5,508,806
	Bollore SE	60,491	344,885
	Bouygues SA	39,984	2,161,287
	Capgemini SE	5,798	900,882
	Carrefour SA	87,166	1,427,707
	Cie de Saint-Gobain SA	68,908	6,801,596
	Cie Generale des Etablissements Michelin SCA	109,893	4,080,945
	Credit Agricole SA	32,751	709,269
	Eiffage SA	14,864	2,204,440
	Engie SA	258,799	7,726,808
	Kering SA	210	65,557
	Orange SA (ORA FP)	328,337	6,103,790
	Pernod Ricard SA	8,829	789,460
	Publicis Groupe SA (PUB FP)	17,279	1,727,006
	Renault SA	31,052	1,171,883
	Rexel SA	9,346	391,649
	Sanofi SA (SAN FP)	48,344	4,559,982
	Societe Generale SA	84,567	7,410,558
#	STMicroelectronics NV (STM US)	17,725	494,350
	TotalEnergies SE	7,191	520,628
	TotalEnergies SE (TTE FP)	228,351	16,607,668
	Vinci SA	1,599	229,912
	Vivendi SE	29,111	81,218
TOTAL FRANCE			73,099,728
GERMANY — (8.5%)
*	Aumovio SE	4,169	200,070
	BASF SE	139,669	7,572,009
	Bayer AG	103,412	5,469,631

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Bayerische Motoren Werke AG	30,928	$3,184,974
	Commerzbank AG	117,913	4,846,777
	Continental AG	15,633	1,230,149
	Daimler Truck Holding AG	82,778	4,008,022
	Deutsche Bank AG (DB US)	40,923	1,605,000
	Deutsche Bank AG (DBK GR)	124,505	4,913,103
	Deutsche Lufthansa AG	29,747	306,438
	Deutsche Post AG	81,254	4,544,412
	Deutsche Telekom AG (DTE GR)	145,851	4,894,505
Ω	DWS Group GmbH & Co. KGaA	1,706	124,903
	E.ON SE	231,183	4,903,353
	Fresenius Medical Care AG (FME GR)	20,548	925,050
	Fresenius SE & Co. KGaA	35,281	1,973,539
#Ω	Hapag-Lloyd AG	2,188	314,331
	Heidelberg Materials AG	23,050	6,312,717
	Henkel AG & Co. KGaA	7,921	653,871
	Mercedes-Benz Group AG	78,104	5,337,956
	Merck KGaA	4,286	638,582
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,255	760,626
	RWE AG	30,564	1,940,932
	Volkswagen AG	3,115	378,061
TOTAL GERMANY			67,039,011
HONG KONG — (1.5%)
	BOC Hong Kong Holdings Ltd.	274,500	1,445,514
Ω	Budweiser Brewing Co. APAC Ltd.	209,300	206,364
	Cathay Pacific Airways Ltd.	220,090	345,082
	CK Asset Holdings Ltd.	206,217	1,208,048
	CK Hutchison Holdings Ltd.	284,012	2,290,074
	CK Infrastructure Holdings Ltd.	24,000	197,118
	Galaxy Entertainment Group Ltd.	107,000	543,642
	Hang Lung Properties Ltd.	119,454	144,142
		Shares	Value»
HONG KONG — (Continued)
	Henderson Land Development Co. Ltd.	74,255	$295,358
	HKT Trust & HKT Ltd.	192,000	287,735
	Hong Kong & China Gas Co. Ltd.	393,000	370,146
	MTR Corp. Ltd.	90,660	400,882
	Sino Land Co. Ltd.	397,571	598,308
	Sun Hung Kai Properties Ltd.	95,362	1,531,407
	Swire Pacific Ltd. (19 HK), Class A	49,500	477,669
	Swire Pacific Ltd. (87 HK), Class B	92,500	150,178
Ω	WH Group Ltd.	1,317,189	1,554,409
#	Xinyi Glass Holdings Ltd.	81,297	106,232
TOTAL HONG KONG			12,152,308
IRELAND — (0.3%)
	AIB Group PLC	88,815	992,786
	Bank of Ireland Group PLC	71,890	1,460,621
TOTAL IRELAND			2,453,407
ISRAEL — (1.1%)
	Ashtrom Group Ltd.	1,375	30,400
	Bank Hapoalim BM	78,721	1,946,096
	Bank Leumi Le-Israel BM	114,309	2,747,912
	Clal Insurance Enterprises Holdings Ltd.	10,637	773,598
	Delek Group Ltd.	1,690	475,597
*	Equital Ltd.	614	28,737
	Harel Insurance Investments & Financial Services Ltd.	9,608	440,704
	ICL Group Ltd.	21,495	116,714
	Israel Discount Bank Ltd., Class A	136,911	1,612,998
	Kenon Holdings Ltd.	212	15,118
	Migdal Insurance & Financial Holdings Ltd.	74,606	400,307
TOTAL ISRAEL			8,588,181
ITALY — (2.1%)
	Banco BPM SpA	92,447	1,385,717
	BPER Banca SpA	8,285	116,681
	Eni SpA (ENI IM)	255,959	5,231,573
	Stellantis NV (STLA US)	10,010	98,799
#	Stellantis NV (STLA UX)	68,330	674,417

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Stellantis NV (STLAM IM)	145,096	$1,423,747
#*	Telecom Italia SpA (TIT IM)	892,553	605,448
*	Telecom Italia SpA (TITR IM)	900,902	715,339
	Tenaris SA (TEN IM)	6,874	152,692
#	Tenaris SA (TS US), ADR	7,453	330,168
	UniCredit SpA	60,468	5,269,528
	Unipol Assicurazioni SpA	7,537	167,862
TOTAL ITALY			16,171,971
JAPAN — (20.1%)
	Acom Co. Ltd.	43,100	142,576
	AGC, Inc.	31,800	1,173,403
	Air Water, Inc.	22,400	340,014
	Aisin Corp.	68,500	1,227,178
	Alfresa Holdings Corp.	12,800	206,142
	Amada Co. Ltd.	38,200	489,367
	Asahi Group Holdings Ltd.	198,800	2,081,208
	Asahi Kasei Corp.	173,200	1,680,214
	Bridgestone Corp.	68,600	1,544,478
	Brother Industries Ltd.	29,100	593,279
	Chiba Bank Ltd.	30,300	410,223
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	209,683
	COMSYS Holdings Corp.	8,300	259,325
	Cosmo Energy Holdings Co. Ltd.	17,200	515,779
	Credit Saison Co. Ltd.	16,600	448,168
	Dai Nippon Printing Co. Ltd.	7,100	127,390
	Dai-ichi Life Holdings, Inc.	246,800	2,170,394
	Daiwa House Industry Co. Ltd.	58,800	2,003,555
	Daiwa Securities Group, Inc.	95,400	929,614
	Denso Corp.	112,800	1,565,073
	Dentsu Group, Inc.	2,300	44,647
	ENEOS Holdings, Inc.	484,827	4,097,715
	EXEO Group, Inc.	2,600	43,379
	Fuji Media Holdings, Inc.	1,800	45,326
	FUJIFILM Holdings Corp.	59,600	1,190,525
	Fukuoka Financial Group, Inc.	9,200	334,547
	Fuyo General Lease Co. Ltd.	2,700	75,929
	Gunma Bank Ltd.	7,400	93,164
	Hachijuni Nagano Bank Ltd.	22,503	281,138
		Shares	Value»
JAPAN — (Continued)
	Hakuhodo DY Holdings, Inc.	24,900	$186,052
	Hankyu Hanshin Holdings, Inc.	25,400	709,245
	Haseko Corp.	28,900	592,345
	Hitachi Construction Machinery Co. Ltd.	12,900	421,817
	Honda Motor Co. Ltd. (7267 JP)	424,500	4,269,422
	Hulic Co. Ltd.	29,000	345,590
	Ibiden Co. Ltd.	4,800	253,031
	Idemitsu Kosan Co. Ltd.	124,000	1,052,172
	Iida Group Holdings Co. Ltd.	14,400	237,826
	INFRONEER Holdings, Inc.	15,600	233,650
	Inpex Corp.	140,900	3,156,754
	Isuzu Motors Ltd.	83,400	1,343,558
	Iwatani Corp.	13,900	164,868
	Iyogin Holdings, Inc.	9,100	169,396
	J Front Retailing Co. Ltd.	28,400	414,614
	Japan Airlines Co. Ltd.	16,400	309,881
	Japan Post Bank Co. Ltd.	28,100	499,264
	Japan Post Holdings Co. Ltd.	41,800	502,972
	Japan Post Insurance Co. Ltd.	10,000	309,721
	JFE Holdings, Inc.	76,389	1,028,439
	JTEKT Corp.	24,600	290,473
	Kajima Corp.	1,800	73,432
	Kamigumi Co. Ltd.	7,300	255,469
#	Kawasaki Kisen Kaisha Ltd.	14,400	208,081
	Kinden Corp.	3,600	159,300
	Kobe Steel Ltd.	44,800	644,887
	Koito Manufacturing Co. Ltd.	22,700	355,373
	Komatsu Ltd.	46,900	1,795,106
	Kubota Corp. (6326 JP)	121,600	1,863,114
	Kuraray Co. Ltd.	49,000	528,980
	Kyocera Corp.	45,800	687,128
	Kyoto Financial Group, Inc.	10,000	241,583
	Kyushu Financial Group, Inc.	14,500	108,690
	Lixil Corp.	34,000	390,039
	LY Corp.	175,600	449,610
	Makita Corp. (6586 JP)	5,100	177,202
	Marubeni Corp.	28,600	948,037
#	Mazda Motor Corp.	74,900	576,382
	Mebuki Financial Group, Inc.	38,440	289,999

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Medipal Holdings Corp.	8,800	$159,494
	MEIJI Holdings Co. Ltd.	31,700	743,747
	Minebea Mitsumi, Inc.	43,600	891,050
	Mitsubishi Chemical Group Corp.	191,900	1,266,962
	Mitsubishi Corp.	10,300	273,633
	Mitsubishi Electric Corp.	9,800	306,367
	Mitsubishi Estate Co. Ltd.	71,800	1,829,889
	Mitsubishi Gas Chemical Co., Inc.	16,700	331,290
	Mitsubishi HC Capital, Inc.	96,600	843,022
	Mitsubishi Logistics Corp.	20,495	175,067
#	Mitsubishi Motors Corp.	73,100	179,704
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	328,400	5,947,440
	Mitsui & Co. Ltd. (8031 JP)	27,600	901,555
	Mitsui Chemicals, Inc.	74,000	1,081,219
	Mitsui Fudosan Co. Ltd.	103,000	1,181,091
#	Mitsui OSK Lines Ltd.	26,400	827,506
	Mizuho Financial Group, Inc. (8411 JP)	110,020	4,776,838
	MS&AD Insurance Group Holdings, Inc.	53,050	1,351,585
	NGK Insulators Ltd.	29,500	706,760
	NH Foods Ltd.	10,200	463,096
	NHK Spring Co. Ltd.	18,852	342,610
	Nikon Corp.	26,100	328,512
	Nippon Electric Glass Co. Ltd.	2,400	104,376
	Nippon Express Holdings, Inc.	36,500	829,084
	Nippon Steel Corp.	316,090	1,317,164
	Nippon Television Holdings, Inc.	1,800	43,261
	Nippon Yusen KK	39,800	1,308,022
*	Nissan Motor Co. Ltd.	284,300	692,943
	Nisshin Seifun Group, Inc.	21,700	275,563
	Niterra Co. Ltd.	18,500	808,854
	Nitori Holdings Co. Ltd.	43,600	745,297
	NOK Corp.	5,300	103,220
	Nomura Holdings, Inc. (8604 JP)	230,900	2,092,494
		Shares	Value»
JAPAN — (Continued)
	Nomura Real Estate Holdings, Inc.	88,000	$584,781
	NSK Ltd.	22,500	156,477
	Obayashi Corp.	18,000	406,320
	Oji Holdings Corp.	108,500	642,696
	Omron Corp.	7,200	183,706
	Ono Pharmaceutical Co. Ltd.	40,000	595,934
	Open House Group Co. Ltd.	9,300	547,228
	ORIX Corp. (8591 JP)	77,100	2,349,653
	Panasonic Holdings Corp.	198,600	2,722,944
	Resona Holdings, Inc.	154,400	1,800,323
	Resonac Holdings Corp.	20,000	1,161,499
	Ricoh Co. Ltd.	77,300	684,001
	Rinnai Corp.	6,200	162,845
	Rohm Co. Ltd.	18,100	316,963
	Seiko Epson Corp.	44,500	572,613
	Seino Holdings Co. Ltd.	7,900	122,983
	Sekisui Chemical Co. Ltd.	15,400	272,386
#	Sekisui House Ltd.	59,000	1,314,921
	Seven & i Holdings Co. Ltd.	71,300	1,021,059
	Shimamura Co. Ltd.	2,800	187,670
	Shimizu Corp.	9,400	166,934
	Shizuoka Financial Group, Inc.	18,400	300,582
	SoftBank Group Corp.	65,980	1,801,741
	Sojitz Corp.	26,394	962,465
	Sompo Holdings, Inc.	10,800	372,433
	Stanley Electric Co. Ltd.	15,100	297,473
	Subaru Corp.	91,600	1,966,483
	SUMCO Corp.	43,300	452,053
	Sumitomo Chemical Co. Ltd.	192,000	584,088
	Sumitomo Corp.	69,100	2,806,088
	Sumitomo Electric Industries Ltd.	31,900	1,396,567
	Sumitomo Forestry Co. Ltd.	69,300	751,372
	Sumitomo Heavy Industries Ltd.	12,700	395,410
	Sumitomo Metal Mining Co. Ltd.	24,700	1,395,757
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	229,559	8,078,284
	Sumitomo Mitsui Trust Group, Inc.	48,606	1,623,381
	Sumitomo Realty & Development Co. Ltd.	76,800	2,138,648

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Rubber Industries Ltd.	21,000	$338,439
	Suntory Beverage & Food Ltd.	16,100	510,032
	Suzuken Co. Ltd.	5,100	205,579
	Suzuki Motor Corp.	96,800	1,319,875
	T&D Holdings, Inc.	12,700	313,677
	Taiheiyo Cement Corp.	13,900	381,963
#	Takashimaya Co. Ltd.	34,000	424,982
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	124,367	4,233,416
	TBS Holdings, Inc.	2,000	77,546
	Tokyo Century Corp.	18,400	256,324
	Tokyo Tatemono Co. Ltd.	33,600	790,683
	Tokyu Fudosan Holdings Corp.	114,100	1,056,510
	TOPPAN Holdings, Inc.	16,700	515,859
	Toray Industries, Inc.	131,700	971,447
	Tosoh Corp.	33,300	543,476
	TOTO Ltd.	12,900	405,433
	Toyo Seikan Group Holdings Ltd.	11,800	296,060
	Toyo Tire Corp.	13,800	371,906
	Toyoda Gosei Co. Ltd.	6,400	173,875
#	Toyota Boshoku Corp.	9,400	157,844
	Toyota Industries Corp.	5,900	754,940
	Toyota Motor Corp. (7203 JP)	645,750	14,636,238
	Toyota Tsusho Corp.	22,800	830,358
#	Yakult Honsha Co. Ltd.	18,600	300,570
	Yamada Holdings Co. Ltd.	53,500	187,558
	Yamaguchi Financial Group, Inc.	6,900	109,910
	Yamaha Corp.	13,800	100,305
	Yamaha Motor Co. Ltd.	126,600	956,045
	Yamato Holdings Co. Ltd.	13,200	172,586
	Yamato Kogyo Co. Ltd.	1,400	100,929
	Yokohama Financial Group, Inc.	57,500	523,694
	Yokohama Rubber Co. Ltd.	20,000	789,406
TOTAL JAPAN			157,899,876
NETHERLANDS — (3.9%)
Ω	ABN AMRO Bank NV	37,600	1,385,306
	Aegon Ltd. (AGN NA)	109,392	859,217
	Akzo Nobel NV	3,260	228,387
		Shares	Value»
NETHERLANDS — (Continued)
	ArcelorMittal SA (MT NA)	15,639	$849,305
#	ArcelorMittal SA (MT US)	38,069	2,054,565
	ASR Nederland NV	33,719	2,449,033
	Coca-Cola Europacific Partners PLC	7,924	724,599
	HAL Trust	2,615	482,672
	Heineken NV	24,608	2,031,380
	ING Groep NV (ING US), Sponsored ADR	18,092	531,724
	ING Groep NV (INGA NA)	181,259	5,345,490
	Koninklijke Ahold Delhaize NV (AD NA)	142,133	5,557,440
	Koninklijke KPN NV	298,979	1,464,253
	Koninklijke Philips NV (PHG US)	30,395	872,336
	Koninklijke Philips NV (PHIA NA)	56,188	1,613,484
	NN Group NV	49,364	3,912,946
	Prosus NV (PRX NA)	4,852	278,996
TOTAL NETHERLANDS			30,641,133
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	101,931	507,922
*	Fletcher Building Ltd. (FBU NZ)	135,092	303,711
	Fonterra Co-Operative Group Ltd.	4,389	21,645
	Infratil Ltd.	51,355	341,627
	Mercury NZ Ltd.	44,439	169,535
	Meridian Energy Ltd.	58,159	197,298
	Port of Tauranga Ltd.	20,992	101,376
	Summerset Group Holdings Ltd.	22,199	154,384
TOTAL NEW ZEALAND			1,797,498
NORWAY — (0.7%)
	Aker BP ASA	22,689	667,916
	Austevoll Seafood ASA	18,018	173,208
Ω	BW LPG Ltd. BWLPG NO	25,143	398,030
#	DNB Bank ASA	30,832	884,056
	Equinor ASA	33,623	903,736
	Hafnia Ltd.	22,085	135,378
	Norsk Hydro ASA	91,465	812,015
	Sparebank 1 Oestlandet	3,809	77,426
	SpareBank 1 Sor-Norge ASA	10,821	218,143
	Stolt-Nielsen Ltd.	1,664	52,199

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Subsea 7 SA	23,150	$591,762
	TGS ASA	2,576	27,152
	Wallenius Wilhelmsen ASA	7,559	87,826
	Wilh Wilhelmsen Holding ASA, Class A	299	21,288
#	Yara International ASA	11,196	514,599
TOTAL NORWAY			5,564,734
PORTUGAL — (0.0%)
	EDP Renovaveis SA	19,364	294,166
SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	100,000	242,113
	City Developments Ltd.	12,651	92,182
	Genting Singapore Ltd.	265,500	153,285
	Hongkong Land Holdings Ltd.	54,500	462,425
	Jardine Cycle & Carriage Ltd.	12,600	314,272
	Keppel Ltd.	111,900	962,656
	Olam Group Ltd.	70,000	49,170
	Oversea-Chinese Banking Corp. Ltd.	97,800	1,632,237
	Seatrium Ltd.	137,655	228,286
	Singapore Airlines Ltd.	139,400	695,887
	United Overseas Bank Ltd.	68,400	2,061,517
	UOL Group Ltd.	40,699	347,593
	Wilmar International Ltd.	293,900	784,725
TOTAL SINGAPORE			8,026,348
SPAIN — (3.0%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	10,032	254,649
	Banco de Sabadell SA	144,096	565,257
	Banco Santander SA (SAN SM)	1,420,111	18,132,063
	CaixaBank SA	21,446	283,091
Ω	Cellnex Telecom SA	1,599	49,457
	Mapfre SA	12,743	58,309
	Repsol SA (REP SM)	188,959	3,722,699
	Telefonica SA (TEF SM)	35,758	144,759
TOTAL SPAIN			23,210,284
SWEDEN — (2.5%)
*	Asmodee Group AB, Class B	3,101	37,209
	Billerud Aktiebolag	22,231	179,762
		Shares	Value»
SWEDEN — (Continued)
*	Boliden AB	36,364	$2,546,451
	Bure Equity AB	10,951	270,395
*	Coffee Stain Group AB, Class B	3,128	6,511
#*	Embracer Group AB	3,128	17,134
	Essity AB (ESSITYA SS), Class A	368	10,852
	Essity AB (ESSITYB SS), Class B	40,692	1,204,835
	Getinge AB, Class B	14,565	319,153
	Hexagon AB, Class B	59,015	665,396
	Hexpol AB	16,723	136,873
#	Holmen AB (HOLMB SS), Class B	5,250	196,785
	Husqvarna AB (HUSQB SS), Class B	45,158	230,693
	Loomis AB	15,044	624,269
	Pandox AB	8,704	187,800
	Securitas AB, Class B	54,981	909,215
*Ω	Sinch AB	29,890	89,563
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	121,946	2,621,159
	Skanska AB, Class B	37,093	1,126,596
#	SKF AB (SKFB SS), Class B	63,459	1,659,243
	SSAB AB (SSABA SS), Class A	26,950	222,816
	SSAB AB (SSABB SS), Class B	81,204	668,013
	Svenska Cellulosa AB SCA (SCAA SS), Class A	318	3,969
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	19,810	248,039
	Svenska Handelsbanken AB (SHBA SS), Class A	51,956	819,089
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,298	34,020
	Swedbank AB, Class A	45,094	1,753,266
*	Swedish Orphan Biovitrum AB	6,395	242,852
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	28,484	308,486
	Telia Co. AB	293,693	1,341,724
	Trelleborg AB, Class B	20,404	825,673
#*	Volvo Car AB, Class B	85,329	284,752
TOTAL SWEDEN			19,792,593
SWITZERLAND — (7.6%)
	Alcon AG ALC SW	3,741	302,821

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Alcon AG ALC US	21,522	$1,742,819
*	Amrize Ltd.	59,673	3,155,102
#	Banque Cantonale Vaudoise	1,073	145,209
	Barry Callebaut AG	103	181,694
	Cie Financiere Richemont SA, Class A	28,146	5,463,407
	DSM-Firmenich AG	7,778	613,323
	Helvetia Baloise Holding AG	5,703	1,446,399
	Holcim AG (HOLN SW)	67,160	6,922,103
	Julius Baer Group Ltd.	24,232	2,024,106
	Lonza Group AG	4,854	3,298,050
#	Novartis AG (NVS US), Sponsored ADR	9,858	1,465,687
#	Sandoz Group AG (SDZ SW)	4,217	334,095
	Sandoz Group AG (SDZNY US), ADR	20,486	1,624,146
#	SIG Group AG	8,360	129,358
#	Swatch Group AG (UHR SW), Class BR	579	136,608
	Swatch Group AG (UHRN SW)	622	29,469
#	Swiss Life Holding AG	4,041	4,431,169
	Swiss Prime Site AG	2,218	377,594
	Swiss Re AG	32,603	5,209,431
#	Swisscom AG	4,046	3,322,093
#*	UBS Group AG (UBS US)	25,962	1,224,113
	UBS Group AG (UBSG SW)	152,323	7,207,203
	Zurich Insurance Group AG	12,509	8,899,175
TOTAL SWITZERLAND			59,685,174
UNITED KINGDOM — (13.0%)
	3i Group PLC	58,968	2,708,938
	Anglo American PLC	6,363	295,039
	Associated British Foods PLC	18,598	486,046
	Barclays PLC (BARC LN)	187,695	1,252,689
	Barclays PLC (BCS US), Sponsored ADR	141,629	3,788,576
	Barratt Redrow PLC	85,585	455,717
	BP PLC (BP LN)	520,175	3,298,199
#	BP PLC (BP US), Sponsored ADR	131,326	4,974,625
	British American Tobacco PLC (BATS LN)	99,083	5,985,962
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC (BTI US), Sponsored ADR	6,743	$409,165
	BT Group PLC	1,273,417	3,347,202
*	Canal & SA	29,111	126,274
	Centrica PLC	167,147	437,676
	Glencore PLC	565,572	3,855,703
	HSBC Holdings PLC (HSBA LN)	98,791	1,742,765
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	164,365	14,465,764
	J Sainsbury PLC	260,655	1,142,115
	Kingfisher PLC	263,125	1,212,583
	Lloyds Banking Group PLC (LLOY LN)	3,653,924	5,456,054
#	Lloyds Banking Group PLC (LYG US), ADR	608,371	3,631,975
	NatWest Group PLC (NWG LN)	525,574	4,790,492
#	NatWest Group PLC (NWG US), Sponsored ADR	131,049	2,389,036
	Schroders PLC	15,716	97,341
	Shell PLC (SHEL LN)	61,108	2,348,961
	Shell PLC (SHEL US), ADR	332,967	25,648,411
	Standard Chartered PLC	155,097	3,968,379
	Vodafone Group PLC (VOD LN)	2,450,130	3,608,371
TOTAL UNITED KINGDOM			101,924,058
UNITED STATES — (0.1%)
	International Paper Co.	19,137	766,765
TOTAL COMMON STOCKS			748,984,578
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG, 4.951%	5,480	565,237
	Henkel AG & Co. KGaA, 2.751%	13,538	1,189,339
	Porsche Automobil Holding SE, 5.285%	7,818	334,497

Dimensional VA International Value Portfolio
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG, 6.202%	23,573	$2,859,523
TOTAL GERMANY		4,948,596
TOTAL INVESTMENT SECURITIES (Cost $495,691,849)		753,933,174

		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	2,762,966	$31,959,228
TOTAL INVESTMENTS — (100.0%)
(Cost $527,650,824)^^			$785,892,402
As of January 31, 2026, Dimensional VA International Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	03/20/26	$5,223,698	$5,224,312	$614
Total Futures Contracts			$5,223,698	$5,224,312	$614
As of January 31, 2026, the value of Rule 144A securities amounted to $4,382,778 or 0.6% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$42,857,035	—	$42,857,035
Austria	—	1,532,093	—	1,532,093
Belgium	—	5,357,491	—	5,357,491
Canada	$88,882,649	—	—	88,882,649
Denmark	—	16,359,521	—	16,359,521
Finland	218,935	4,669,619	—	4,888,554
France	1,014,978	72,084,750	—	73,099,728
Germany	1,605,000	65,434,011	—	67,039,011
Hong Kong	—	12,152,308	—	12,152,308
Ireland	—	2,453,407	—	2,453,407
Israel	—	8,588,181	—	8,588,181
Italy	1,103,384	15,068,587	—	16,171,971
Japan	—	157,899,876	—	157,899,876
Netherlands	3,458,625	27,182,508	—	30,641,133
New Zealand	—	1,797,498	—	1,797,498
Norway	—	5,564,734	—	5,564,734
Portugal	—	294,166	—	294,166
Singapore	—	8,026,348	—	8,026,348
Spain	—	23,210,284	—	23,210,284
Sweden	6,511	19,786,082	—	19,792,593
Switzerland	6,356,489	53,328,685	—	59,685,174
United Kingdom	55,307,552	46,616,506	—	101,924,058
United States	—	766,765	—	766,765

Dimensional VA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$4,948,596	—	$4,948,596
Securities Lending Collateral	—	31,959,228	—	31,959,228
Total Investments in Securities	$157,954,123	$627,938,279	—	$785,892,402
Financial Instruments
Assets
Futures Contracts**	$614	—	—	614
Total Financial Instruments	$614	—	—	$614
** Valued at the unrealized appreciation/(depreciation) on the investment.

Dimensional VA International Small Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.0%)
AUSTRALIA — (6.2%)
*	29Metals Ltd.	164,106	$54,067
#	Accent Group Ltd.	42,543	27,322
	Acrow Ltd.	25,319	18,109
#	Adairs Ltd.	23,147	28,106
*	Aeris Resources Ltd.	68,159	28,642
	AGL Energy Ltd.	46,461	292,314
*	AIC Mines Ltd.	55,184	24,133
*	Ainsworth Game Technology Ltd.	11,272	8,130
#*	Alcidion Group Ltd.	58,601	4,697
#*,*	Alkane Resources Ltd.	281,409	297,846
#	Alliance Aviation Services Ltd.	13,267	10,452
*	AMA Group Ltd.	40,639	21,191
	Amotiv Ltd.	18,541	108,168
	AMP Ltd.	379,646	444,458
*	Amplitude Energy Ltd.	45,031	97,822
	Ansell Ltd.	18,507	419,594
#*	Appen Ltd.	44,293	56,733
*	Arafura Rare Earths Ltd. (ARU AU)	69,395	10,892
	ARB Corp. Ltd.	10,753	192,306
#	ARN Media Ltd.	38,557	9,943
#*	Aroa Biosurgery Ltd.	37,311	16,260
*	Articore Group Ltd.	21,367	5,198
	AUB Group Ltd. AUB AU	14,241	298,924
	AUB Group Ltd. AUBXX AU	1,673	35,194
*	Aurelia Metals Ltd.	197,432	41,827
	Aurizon Holdings Ltd.	77,704	198,765
	Aussie Broadband Ltd.	22,960	72,034
*	Austal Ltd.	52,644	253,872
#*	Australian Agricultural Co. Ltd.	38,789	36,805
	Australian Clinical Labs Ltd.	23,114	43,825
	Australian Ethical Investment Ltd.	14,137	44,977
	Australian Finance Group Ltd.	24,189	34,587
#*	Australian Strategic Materials Ltd.	15,824	18,375
#	Autosports Group Ltd.	5,949	15,768
#††	AVZ Minerals Ltd.	217,167	22,770
*	Baby Bunting Group Ltd.	18,263	30,373
	Bank of Queensland Ltd.	83,030	391,060
		Shares	Value»
AUSTRALIA — (Continued)
*	Bannerman Energy Ltd.	12,943	$40,599
	Bapcor Ltd.	44,195	65,342
*	BCI Minerals Ltd.	153,878	44,585
#	Beach Energy Ltd.	195,279	167,382
#	Beacon Lighting Group Ltd.	8,420	14,605
	Bega Cheese Ltd.	42,996	181,991
	Bell Financial Group Ltd.	16,281	14,806
*	Bellevue Gold Ltd.	215,533	252,749
	Bendigo & Adelaide Bank Ltd.	28,173	214,532
#*	Betmakers Technology Group Ltd.	25,815	3,394
#*	Black Cat Syndicate Ltd. (BC8 AU)	111,769	103,809
#*	Boss Energy Ltd.	35,748	47,360
#	Bravura Solutions Ltd.	75,448	107,041
	Breville Group Ltd.	14,849	330,879
*	Brightstar Resources Ltd.	31,812	13,956
#*	Bubs Australia Ltd.	77,196	7,279
	Capral Ltd.	1,923	16,424
*	Capricorn Metals Ltd.	38,364	359,333
#*	Carnarvon Energy Ltd.	150,007	10,179
*	Catalyst Metals Ltd.	38,805	220,081
#*	Catapult Sports Ltd.	27,091	65,702
	Cedar Woods Properties Ltd.	9,590	54,057
*	Cettire Ltd.	11,404	4,251
	Challenger Ltd.	36,732	233,962
	Champion Iron Ltd.	42,685	172,401
#*	Chrysos Corp. Ltd.	6,089	33,505
	Cleanaway Waste Management Ltd.	20,221	34,660
*	ClearView Wealth Ltd.	24,888	8,968
#	Clinuvel Pharmaceuticals Ltd.	6,591	50,333
#	Clover Corp. Ltd.	25,399	13,897
#*	Coast Entertainment Holdings Ltd.	72,872	27,556
#	Cobram Estate Olives Ltd.	9,022	23,493
	Codan Ltd.	14,805	389,843
#	Cogstate Ltd.	9,666	14,491
	Collins Foods Ltd.	16,649	123,550
*	Comet Ridge Ltd.	115,929	10,887
#*	Core Lithium Ltd.	114,745	18,377

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
Ω	Coronado Global Resources, Inc., CDI	18,668	$5,256
#††	Corporate Travel Management Ltd.	16,158	135,582
	Credit Corp. Group Ltd.	8,852	86,950
*	Cyprium Metals Ltd. CYM AU	44,402	17,289
	Cyprium Metals Ltd. CYMXX AU	6,295	2,477
	Dalrymple Bay Infrastructure Ltd.	51,272	173,443
	Data#3 Ltd.	17,890	121,179
#*	Deep Yellow Ltd.	148,759	290,493
*	Develop Global Ltd.	21,464	77,114
	Dicker Data Ltd.	12,074	84,185
#	Domino's Pizza Enterprises Ltd.	7,320	115,949
	Downer EDI Ltd.	154,371	860,869
*	Dreadnought Resources Ltd.	1,031,730	18,687
*	DUG Technology Ltd.	8,715	11,375
	Duratec Ltd.	11,642	17,457
	Dyno Nobel Ltd.	135,318	329,566
	Eagers Automotive Ltd.	14,721	273,275
*††	Elanor Investor Group	2,855	306
#	Elders Ltd.	27,002	138,323
#*	Electro Optic Systems Holdings Ltd.	5,176	31,278
*	Emeco Holdings Ltd.	55,197	50,461
*	Emerald Resources NL	86,706	407,645
#*	EML Payments Ltd.	51,536	29,387
	Energy One Ltd.	1,399	16,196
	Enero Group Ltd.	7,597	3,292
	EQT Holdings Ltd.	3,576	61,007
	Euroz Hartleys Group Ltd.	14,654	12,655
	EVT Ltd.	12,918	111,844
	Experience Co. Ltd.	24,597	2,063
#	Fenix Resources Ltd.	56,718	17,264
*	FireFly Metals Ltd.	32,053	43,962
	FleetPartners Group Ltd.	44,716	88,874
	Fleetwood Ltd.	9,756	18,875
#	Flight Centre Travel Group Ltd.	21,674	243,080
*	Focus Minerals Ltd.	15,577	43,111
#*	Frontier Digital Ventures Ltd.	17,664	3,746
#	G8 Education Ltd.	79,482	36,930
	Galan Lithium Ltd.	3,312	865
#*	Galan Lithium Ltd. GLN AU	38,880	10,117
*	Gateway Mining Ltd.	21,766	1,047
		Shares	Value»
AUSTRALIA — (Continued)
#	Generation Development Group Ltd.	36,782	$136,815
*	Genetic Signatures Ltd.	13,548	1,474
	GenusPlus Group Ltd.	7,274	37,752
#	GR Engineering Services Ltd.	12,925	38,905
	GrainCorp Ltd., Class A	29,924	150,052
*	Grange Resources Ltd.	55,500	9,935
	GWA Group Ltd.	32,736	60,563
	Hansen Technologies Ltd.	27,695	95,642
*	Havilah Resources Ltd.	27,731	12,148
	Healius Ltd.	92,037	57,615
	Helia Group Ltd.	41,663	168,466
	Helloworld Travel Ltd.	7,031	9,893
#	Humm Group Ltd.	53,557	27,816
#	IDP Education Ltd.	23,172	100,838
*	IGO Ltd.	47,838	273,453
	Iluka Resources Ltd.	55,690	204,097
	Imdex Ltd.	84,077	217,325
*	Immutep Ltd. (IMM AU)	122,328	33,673
#*	ImpediMed Ltd.	121,421	1,936
	Inghams Group Ltd.	50,749	88,207
*	Insignia Financial Ltd.	101,384	327,577
#	Integral Diagnostics Ltd.	42,340	76,940
#*	ioneer Ltd.	214,620	22,291
	IPD Group Ltd.	4,209	12,880
	IPH Ltd.	30,781	79,871
	IRESS Ltd.	20,980	118,118
	IVE Group Ltd.	19,754	41,376
*	Judo Capital Holdings Ltd.	75,465	95,099
#	Jumbo Interactive Ltd.	3,461	24,702
	Jupiter Mines Ltd.	181,844	34,448
#	Karoon Energy Ltd.	112,273	132,914
	Kelsian Group Ltd.	17,277	46,921
*	Kingsgate Consolidated Ltd.	38,014	165,872
#	Kogan.com Ltd.	8,216	20,931
#	L1 Group Ltd.	133,242	113,515
	Lendlease Corp. Ltd.	83,570	279,668
#*	Lifestyle Communities Ltd.	6,758	25,940
#	Lindsay Australia Ltd.	22,702	10,524
	Lovisa Holdings Ltd.	6,999	150,117
	Lycopodium Ltd.	4,742	51,794
	MA Financial Group Ltd.	13,440	96,872

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Maas Group Holdings Ltd.	15,726	$59,448
	Macmahon Holdings Ltd.	161,782	73,033
#*	Macquarie Technology Group Ltd.	1,297	63,071
#	Mader Group Ltd.	4,057	23,168
	Magellan Financial Group Ltd.	20,374	123,169
*	Mayne Pharma Group Ltd.	14,501	28,231
	McMillan Shakespeare Ltd.	9,141	108,367
*	Megaport Ltd.	23,110	184,545
*	Melbana Energy Ltd.	328,430	2,020
#*	Mesoblast Ltd. (MSB AU)	106,728	187,211
*	Metals X Ltd.	120,257	107,341
	Metcash Ltd.	121,521	280,157
#*	Metro Mining Ltd.	464,879	21,507
*	MGX Resources Ltd.	74,201	25,153
#*	Michael Hill International Ltd. (MHJ AU)	13,468	3,725
	Monadelphous Group Ltd.	13,437	289,114
#	Monash IVF Group Ltd.	45,202	22,103
*	Myer Holdings Ltd.	153,762	46,410
	MyState Ltd.	22,138	69,002
#*	Nanosonics Ltd.	23,631	63,808
	Navigator Global Investments Ltd.	47,448	104,488
	Netwealth Group Ltd.	5,220	88,447
#*	Neuren Pharmaceuticals Ltd.	11,273	130,530
	New Hope Corp. Ltd.	67,414	211,390
	nib holdings Ltd.	57,114	266,392
#	Nick Scali Ltd.	8,901	151,199
	Nickel Industries Ltd.	202,184	127,996
	Nine Entertainment Co. Holdings Ltd.	175,251	138,976
#*	Novonix Ltd.	30,011	7,829
	NRW Holdings Ltd.	72,942	263,191
*	Nufarm Ltd.	59,509	97,175
*	Nuix Ltd.	22,762	27,240
	Objective Corp. Ltd.	2,833	29,652
#*	OFX Group Ltd.	52,215	18,174
	OM Holdings Ltd.	27,595	5,628
#*	Omni Bridgeway Ltd.	38,201	41,032
	oOh!media Ltd.	67,577	58,582
*	Ora Banda Mining Ltd.	144,241	120,901
	Orora Ltd.	162,854	231,253
	Pacific Current Group Ltd.	4,674	32,164
#*,*	Paladin Energy Ltd.	55,149	515,069
		Shares	Value»
AUSTRALIA — (Continued)
*	Pantoro Gold Ltd.	53,744	$178,297
#*	Paragon Care Ltd.	37,058	5,407
	Peet Ltd.	49,105	68,609
#*	PeopleIN Ltd.	8,094	3,867
	Pepper Money Ltd.	21,844	29,710
	Perenti Ltd.	126,654	243,823
	Perpetual Ltd.	11,636	145,711
	Perseus Mining Ltd.	97,855	376,888
*	PEXA Group Ltd.	18,151	173,542
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
	Praemium Ltd.	49,756	26,122
	Premier Investments Ltd.	8,689	80,481
#	Propel Funeral Partners Ltd.	12,550	43,004
#	PWR Holdings Ltd.	10,527	68,025
#*	ReadyTech Holdings Ltd.	3,553	6,242
#	Redox Ltd.	9,616	21,141
	Regal Partners Ltd.	4,358	9,515
	Regis Healthcare Ltd.	25,606	120,055
	Regis Resources Ltd.	115,443	601,718
	Reliance Worldwide Corp. Ltd.	98,851	256,870
*	Renascor Resources Ltd.	207,795	12,264
*	Resolute Mining Ltd.	375,540	336,417
#*	Retail Food Group Ltd.	11,865	12,297
	Ridley Corp. Ltd.	40,176	69,742
*	RPMGlobal Holdings Ltd.	17,581	60,881
*	Sandfire Resources Ltd.	27,789	377,070
*	Saturn Metals Ltd.	74,987	25,224
*	Select Harvests Ltd.	24,913	76,816
	Servcorp Ltd.	6,297	33,839
	Service Stream Ltd.	91,018	144,255
	Shape Australia Pty. Ltd.	4,831	22,416
#*	Silver Mines Ltd.	121,386	20,160
	Sims Ltd. (SGM AU)	22,887	320,445
*	SiteMinder Ltd.	21,794	76,446
	SKS Technologies Group Ltd.	8,076	19,781
*	Smart Parking Ltd.	17,161	15,476
	SmartGroup Corp. Ltd.	17,827	104,551
	Solvar Ltd.	30,308	39,262
	Southern Cross Electrical Engineering Ltd.	24,152	42,894
#	Southern Cross Media Group Ltd.	66,672	29,786
*††	SpeedCast International Ltd.	29,981	0

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	SRG Global Ltd.	67,747	$142,064
#*	St Barbara Ltd.	175,279	85,892
	Stanmore Resources Ltd.	30,674	64,211
#	Steadfast Group Ltd.	43,051	155,909
*	Strickland Metals Ltd.	282,217	36,788
#*	Strike Energy Ltd.	242,526	18,537
	Super Retail Group Ltd.	22,153	226,055
*	Superloop Ltd.	103,226	164,480
#	Supply Network Ltd.	852	21,752
#*	Syrah Resources Ltd.	39,708	6,395
	Tabcorp Holdings Ltd.	304,304	186,806
	Tasmea Ltd.	11,889	34,477
	Ten Sixty Four Ltd.	15,386	1,179
*	Titan Minerals Ltd.	34,603	23,751
#	Treasury Wine Estates Ltd.	22,589	84,175
*	Tuas Ltd.	33,140	163,908
#*	Tyro Payments Ltd.	66,050	43,601
*	Vault Minerals Ltd.	119,303	456,545
	Ventia Services Group Pty. Ltd.	81,333	325,735
Ω	Viva Energy Group Ltd.	97,183	121,658
#*	Vulcan Energy Resources Ltd.	27,769	76,137
	Vulcan Steel Ltd.	6,975	33,579
*	Vysarn Ltd.	57,066	31,840
	Wagners Holding Co. Ltd.	14,430	35,972
#	Washington H Soul Pattinson & Co. Ltd.	8,361	223,854
#*	WEB Travel Group Ltd.	38,156	122,098
#	Webjet Group Ltd.	52,612	29,367
*	West African Resources Ltd.	163,587	396,355
	Westgold Resources Ltd.	136,031	645,164
	Whitehaven Coal Ltd.	69,899	427,058
*	Wildcat Resources Ltd.	21,626	5,403
	XRF Scientific Ltd.	12,477	18,863
#*	Zip Co. Ltd.	245,680	453,244
TOTAL AUSTRALIA			28,470,039
AUSTRIA — (1.6%)
*	Addiko Bank AG	2,352	71,067
	Agrana Beteiligungs AG	2,144	29,006
	ANDRITZ AG	8,743	756,483
*	AT&S Austria Technologie & Systemtechnik AG	4,664	209,677
Ω	BAWAG Group AG	13,834	2,250,457
		Shares	Value»
AUSTRIA — (Continued)
	CA Immobilien Anlagen AG	4,798	$143,171
*	CPI Europe AG	5,377	99,184
	DO & Co. AG	904	211,411
*	Eurotelesites AG	4,310	21,696
	EVN AG	4,306	145,089
*	FACC AG	2,374	31,779
*	Immofinanz AG (IIA AV)	10,232	0
#*	Kapsch TrafficCom AG	757	5,241
#*	Lenzing AG	1,793	54,131
	Mayr Melnhof Karton AG	774	87,722
#	Oesterreichische Post AG	3,173	123,744
	Palfinger AG	2,888	124,097
*	POLYTEC Holding AG	1,603	7,840
	Porr AG	3,029	124,577
#	SBO AG	1,398	52,522
	Semperit AG Holding	1,873	27,886
	Strabag SE (STR AV), Class BR	2,747	284,455
	Telekom Austria AG	16,877	179,229
*	UBM Development AG	812	19,268
	UNIQA Insurance Group AG	16,266	301,522
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,107	322,827
	voestalpine AG	21,274	1,010,206
	Wienerberger AG	13,034	430,833
	Zumtobel Group AG	6,897	29,247
TOTAL AUSTRIA			7,154,367
BELGIUM — (1.3%)
	Ackermans & van Haaren NV	2,922	864,527
	Ageas SA	3,392	240,935
*	AGFA-Gevaert NV	20,629	12,211
*	Atenor	3,090	9,951
	Azelis Group NV	8,879	87,925
*	Banqup Group	1,279	5,181
	Barco NV	8,285	113,736
	Bekaert SA	4,681	229,635
#*††	Biocartis Group NV	5,650	0
*	bpost SA	14,476	37,355
	Cie d'Entreprises CFE	891	9,668
	CMB Tech NV	5,418	71,413
	Colruyt Group NV	6,945	266,130
	Deceuninck NV	10,393	28,408
	Deme Group NV	1,159	231,035
	D'ieteren Group	1,559	355,106

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Econocom Group SA NV	14,168	$29,412
	EVS Broadcast Equipment SA	1,783	76,817
	Fagron	8,950	235,289
*	Galapagos NV (GLPG BB)	4,331	146,004
	Gimv NV	3,289	177,619
*	Hyloris Pharmaceuticals SA	768	7,254
*	Immobel SA	570	16,341
#	Ion Beam Applications	3,161	56,757
	Jensen-Group NV	507	37,860
	Kinepolis Group NV	1,476	46,748
	Lotus Bakeries NV	36	424,427
	Melexis NV	2,453	185,441
*	Nyxoah SA	1,031	4,897
#*	Ontex Group NV	11,107	64,598
*	Onward Medical NV	1,990	10,159
*	Orange Belgium SA	2,344	53,461
	Proximus SADP	13,464	122,844
#	Recticel SA	4,388	53,097
	Sipef NV	638	63,576
#	Solvay SA	13,537	398,532
	Syensqo SA	5,098	429,067
	Tessenderlo Group SA	2,766	89,728
	Umicore SA	16,890	401,514
	Van de Velde NV	1,093	39,248
	VGP NV	1,798	220,497
	Viohalco SA	9,200	141,066
TOTAL BELGIUM			6,095,469
CANADA — (12.9%)
*	5N Plus, Inc.	16,307	288,380
#	Acadian Timber Corp.	1,400	16,564
*	Aclara Resources, Inc.	6,200	16,574
	ADENTRA, Inc.	1,854	49,289
*	Advantage Energy Ltd.	23,981	193,905
	Aecon Group, Inc.	8,991	233,087
	AG Growth International, Inc.	2,367	50,516
	AGF Management Ltd., Class B	7,345	97,905
#*	Aimia, Inc.	12,133	26,732
#*	Air Canada	13,409	185,627
#	AirBoss of America Corp.	2,200	7,529
	Alaris Equity Partners Income	2,438	38,656
	Algoma Central Corp.	1,600	22,784
	Algoma Steel Group, Inc. (ASTL US)	11,500	48,070
		Shares	Value»
CANADA — (Continued)
	Algonquin Power & Utilities Corp. (AQN CN)	16,126	$105,876
	Algonquin Power & Utilities Corp. (AQN US)	74,409	487,379
*	Allied Gold Corp.	9,747	307,579
	AltaGas Ltd.	21,393	645,254
	Altius Minerals Corp.	4,400	139,272
	Altus Group Ltd.	6,000	203,577
	Amerigo Resources Ltd.	14,600	59,616
	Andrew Peller Ltd., Class A	4,300	16,516
	ARC Resources Ltd.	57,712	1,071,040
*	Aritzia, Inc.	12,367	974,810
	Atco Ltd., Class I	10,207	443,167
*	Athabasca Oil Corp.	76,206	447,168
*	ATS Corp. (ATS CN)	8,214	233,453
#*	Aurora Cannabis, Inc. (ACB US)	651	2,643
*	AutoCanada, Inc.	2,934	60,031
*	Avino Silver & Gold Mines Ltd. (ASM US)	9,826	88,336
	B2Gold Corp. (BTG US)	116,197	569,365
	B2Gold Corp. (BTO CN)	66,072	321,711
	Badger Infrastructure Solutions Ltd.	4,109	232,330
#*	Ballard Power Systems, Inc. (BLDP US)	11,601	27,030
*	Bausch Health Cos., Inc. (BHC US)	36,335	208,563
	Baytex Energy Corp.	85,820	296,224
	Birchcliff Energy Ltd.	37,934	203,927
#	Bird Construction, Inc.	10,860	240,545
*	Bitfarms Ltd. BITF CN	5,093	11,819
*	Bitfarms Ltd. BITF US	54,960	128,606
	Black Diamond Group Ltd.	6,496	78,716
#*	BlackBerry Ltd. BB CN	26,297	93,666
#*	BlackBerry Ltd. BB US	44,189	157,755
	BMTC Group, Inc.	850	8,065
#*	Bonterra Energy Corp.	3,035	11,078
#	Boralex, Inc., Class A	12,043	223,322
	Boyd Group, Inc.	3,053	500,377
*	Bragg Gaming Group, Inc.	2,243	4,755

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Brookfield Infrastructure Corp. BIPC CN, Class A	2,300	$109,996
	Brookfield Infrastructure Corp. BIPC US, Class A	8,487	406,103
	BRP, Inc. (DOO CN)	1,300	98,117
	BRP, Inc. (DOOO US)	2,085	157,146
*	CAE, Inc. (CAE CN)	6,136	196,655
*	CAE, Inc. (CAE US)	9,790	313,672
*	Calfrac Well Services Ltd.	3,300	12,093
	Calian Group Ltd.	1,900	94,062
	Canaccord Genuity Group, Inc.	12,896	112,324
*	Canacol Energy Ltd.	3,610	4,056
*	Canada Goose Holdings, Inc. (GOOS CN)	900	10,919
*	Canada Goose Holdings, Inc. (GOOS US)	5,272	64,108
	Canada Packers, Inc.	2,225	26,096
#	Canadian Tire Corp. Ltd., Class A	5,934	730,043
	Canadian Utilities Ltd., Class A	10,890	352,456
*	Canfor Corp.	15,300	161,129
#	Capital Power Corp.	17,199	754,702
*	Capstone Copper Corp.	83,957	930,423
	Cardinal Energy Ltd.	18,431	120,063
	CareRx Corp.	3,200	9,071
	Cascades, Inc.	18,429	173,104
*	Cavvy Energy Ltd.	4,300	2,811
	Centerra Gold, Inc.	26,068	436,691
	CES Energy Solutions Corp.	36,901	384,823
*	Cineplex, Inc.	5,627	39,837
*	Cipher Pharmaceuticals, Inc.	900	9,670
	Cogeco Communications, Inc.	2,100	101,218
	Cogeco, Inc.	800	39,235
	Colliers International Group, Inc. (CIGI CN)	1,200	163,972
	Colliers International Group, Inc. (CIGI US)	3,381	462,183
	Computer Modelling Group Ltd.	8,644	30,662
	Corby Spirit & Wine Ltd.	1,800	18,335
		Shares	Value»
CANADA — (Continued)
#*	Cronos Group, Inc. (CRON US)	35,986	$90,325
*	D2L, Inc.	3,600	28,739
	Definity Financial Corp.	10,334	505,752
*	Descartes Systems Group, Inc. (DSG CN)	2,900	216,576
*	Descartes Systems Group, Inc. (DSGX US)	1,553	116,102
	Dexterra Group, Inc.	6,209	58,963
*	Docebo, Inc.	1,007	19,694
	Doman Building Materials Group Ltd.	9,452	66,709
	Dominion Lending Centres, Inc.	1,800	12,188
*	Dorel Industries, Inc., Class B	3,700	5,407
	DPM Metals, Inc.	40,475	1,412,233
	DREAM Unlimited Corp., Class A	3,625	52,206
#	Dye & Durham Ltd.	6,092	18,656
	Dynacor Group, Inc.	4,900	21,951
	E-L Financial Corp. Ltd.	20,400	259,935
#*	Eldorado Gold Corp. (EGO US)	8,595	368,897
*	Eldorado Gold Corp. (ELD CN)	27,134	1,164,144
*	Electrovaya, Inc.	1,634	17,696
	Element Fleet Management Corp.	20,669	523,689
*	Eloro Resources Ltd.	11,000	22,781
	Empire Co. Ltd., Class A	13,058	426,556
	Enerflex Ltd. (EFX CN)	14,336	263,105
	Enerflex Ltd. (EFXT US)	3,811	69,970
	Enghouse Systems Ltd.	4,790	65,818
*	Ensign Energy Services, Inc.	15,950	36,898
	EQB, Inc.	4,086	318,652
#*	Equinox Gold Corp. (EQX US)	16,662	238,267
*	ERO Copper Corp. (ERO CN)	3,789	127,112
*	ERO Copper Corp. (ERO US)	6,844	229,342
	Evertz Technologies Ltd.	5,502	58,428
	Exchange Income Corp.	3,043	212,305

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Exco Technologies Ltd.	4,600	$23,614
	Extendicare, Inc.	14,310	243,711
#	Fiera Capital Corp.	11,800	51,476
	Finning International, Inc.	19,206	1,204,421
*	Firan Technology Group Corp.	3,100	33,216
	Firm Capital Mortgage Investment Corp.	4,900	43,327
	First Majestic Silver Corp. (AG US)	41,075	856,003
	First Majestic Silver Corp. (FR CN)	11,845	246,617
*	First Mining Gold Corp.	87,500	43,697
	FirstService Corp. (FSV CN)	2,145	332,324
	FirstService Corp. (FSV US)	1,213	188,330
*	Foraco International SA	7,800	16,612
*	Foran Mining Corp.	29,400	142,288
*	Fortuna Mining Corp. (FSM US)	19,034	186,153
*	Fortuna Mining Corp. (FVI CN)	30,193	295,352
*	Freegold Ventures Ltd.	5,666	6,367
#	Freehold Royalties Ltd.	19,895	239,327
	Frontera Energy Corp.	5,580	38,521
*	Galiano Gold, Inc. GAU CN	12,801	33,656
*	Galiano Gold, Inc. GAU US	8,290	22,051
	Gamehost, Inc.	2,000	17,361
*	GDI Integrated Facility Services, Inc.	1,900	50,749
	Gibson Energy, Inc.	20,295	399,595
	Gildan Activewear, Inc. (GIL US)	2,266	147,245
	goeasy Ltd.	1,736	159,518
*	GoGold Resources, Inc.	52,458	122,896
*	GoldMining, Inc.	13,800	21,688
*	GoldMoney, Inc.	1,360	11,466
*	Greenfire Resources Ltd.	7,174	39,098
	Guardian Capital Group Ltd., Class A	2,750	136,081
*	Haivision Systems, Inc.	3,200	19,764
	Hammond Power Solutions, Inc.	1,309	172,617
		Shares	Value»
CANADA — (Continued)
	Headwater Exploration, Inc.	37,063	$299,411
	High Liner Foods, Inc.	2,300	26,181
*	HLS Therapeutics, Inc.	2,903	9,573
	Hudbay Minerals, Inc. (HBM CN)	40,440	957,793
	Hudbay Minerals, Inc. (HBM US)	11,918	282,218
*	IAMGOLD Corp. (IAG US)	35,284	641,463
*	IAMGOLD Corp. (IMG CN)	38,174	692,747
	IGM Financial, Inc.	1,536	74,293
*	Imperial Metals Corp.	9,700	84,630
	Information Services Corp.	2,000	64,040
#	InPlay Oil Corp.	1,317	14,108
*	Interfor Corp.	7,278	54,358
Ω	Jamieson Wellness, Inc.	5,148	131,001
*	Journey Energy, Inc.	2,400	6,151
*	K92 Mining, Inc.	32,045	601,528
	K-Bro Linen, Inc.	1,500	37,587
*	Kelt Exploration Ltd.	27,188	155,742
#	Keyera Corp.	25,405	860,298
*	Knight Therapeutics, Inc.	11,829	50,386
#	KP Tissue, Inc.	700	5,192
#	Labrador Iron Ore Royalty Corp.	8,600	186,444
*	Largo, Inc. (LGO CN)	1,753	2,202
	Lassonde Industries, Inc., Class A	500	81,152
	Laurentian Bank of Canada	6,900	202,695
	Leon's Furniture Ltd.	3,400	68,717
#*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	15,114
*	Lightspeed Commerce, Inc. (LSPD US)	16,087	173,740
	Linamar Corp.	5,605	355,322
#*	Lithium Americas Corp.	5,157	25,115
#*	Lucara Diamond Corp.	52,607	9,562
	Lundin Gold, Inc.	538	40,333
	Magellan Aerospace Corp.	2,400	36,697
	Mainstreet Equity Corp.	600	76,945
*	Major Drilling Group International, Inc.	13,573	148,923

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Maple Leaf Foods, Inc.	11,125	$206,135
	Martinrea International, Inc.	5,961	42,508
#*	Mattr Corp.	4,242	25,608
*	MDA Space Ltd.	20,089	566,974
	Medical Facilities Corp.	5,100	56,819
	Melcor Developments Ltd.	2,200	26,206
	Meren Energy, Inc.	44,613	69,787
	Methanex Corp. (MEOH US)	7,928	378,324
	Morguard Corp.	700	60,662
	MTY Food Group, Inc.	3,000	93,438
	Mullen Group Ltd.	12,988	153,378
	Neo Performance Materials, Inc.	5,936	83,526
#*	New Gold, Inc. (NGD CN)	103,070	1,035,507
*	New Gold, Inc. (NGD US)	24,626	246,999
#*	New Pacific Metals Corp.	4,600	15,456
*	NFI Group, Inc.	8,237	100,055
	North American Construction Group Ltd. (NOA CN)	2,300	34,374
	North West Co., Inc.	6,881	245,647
#	Northland Power, Inc.	61,320	845,281
*	NuVista Energy Ltd.	20,260	277,345
#*	Obsidian Energy Ltd. (OBE US)	12,119	87,378
	OceanaGold Corp.	37,721	1,222,231
	Onex Corp.	6,761	576,074
#	Open Text Corp. (OTEX CN)	14,416	368,221
	Open Text Corp. (OTEX US)	15,273	389,920
	OR Royalties, Inc. (OR CN)	14,436	569,213
	OR Royalties, Inc. (OR US)	12,160	479,590
*	Orezone Gold Corp.	16,500	30,294
*	Organigram Global, Inc.	2,430	3,645
	Paramount Resources Ltd., Class A	10,792	203,539
	Parex Resources, Inc.	10,169	150,857
	Pason Systems, Inc.	13,302	117,912
	Pet Valu Holdings Ltd.	7,829	156,965
#	Peyto Exploration & Development Corp.	24,580	442,987
		Shares	Value»
CANADA — (Continued)
	PHX Energy Services Corp.	5,500	$33,808
	Pine Cliff Energy Ltd.	23,500	13,289
	Pizza Pizza Royalty Corp.	4,000	46,091
*	PMET Resources, Inc.	9,600	43,500
	Polaris Renewable Energy, Inc.	3,600	32,229
	Pollard Banknote Ltd.	1,800	24,971
#	PrairieSky Royalty Ltd.	29,509	642,343
*	Precision Drilling Corp. (PD CN)	1,930	153,890
*	Precision Drilling Corp. (PDS US)	133	10,605
	Premium Brands Holdings Corp.	6,089	418,559
#	Propel Holdings, Inc.	1,946	34,828
	Pulse Seismic, Inc.	6,700	18,846
*	Quarterhill, Inc.	23,309	15,578
	Quebecor, Inc., Class B	16,496	601,738
*	Real Matters, Inc.	4,094	18,701
	Richelieu Hardware Ltd.	6,969	208,407
#	Rogers Sugar, Inc.	12,650	57,321
	Russel Metals, Inc.	8,650	306,512
*	Sangoma Technologies Corp.	3,500	16,245
*	Saturn Oil & Gas, Inc.	2,049	4,755
	Savaria Corp.	8,482	147,632
#*	Seabridge Gold, Inc. (SA US)	8,288	234,219
#*	Seabridge Gold, Inc. (SEA CN)	3,858	109,083
#	Secure Waste Infrastructure Corp.	42,069	542,836
	Sienna Senior Living, Inc.	11,077	172,543
	South Bow Corp. SOBO CN	12,600	357,925
	South Bow Corp. SOBO US	7,634	216,806
*	Spartan Delta Corp.	12,672	85,246
Ω	Spin Master Corp.	5,200	71,070
	Sprott, Inc. (SII CN)	2,798	343,116
*	SSR Mining, Inc. (SSRM CN)	42,995	980,120
*	SSR Mining, Inc. (SSRM US)	1,383	31,574
	Stella-Jones, Inc.	9,209	617,473
*	Steppe Gold Ltd.	14,200	20,857
*	STLLR Gold, Inc.	11,300	12,697
	StorageVault Canada, Inc.	20,037	72,988

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Strathcona Resources Ltd.	5,442	$103,914
*	SunOpta, Inc. (SOY CN)	1,950	8,908
*	SunOpta, Inc. (STKL US)	8,138	37,272
	Superior Plus Corp.	25,964	139,197
	Supremex, Inc.	5,800	15,718
	Surge Energy, Inc.	12,731	69,000
	Sylogist Ltd.	3,100	9,198
	Tamarack Valley Energy Ltd.	60,509	409,274
*	Taseko Mines Ltd. (TKO CN)	35,100	266,798
*	Telesat Corp.	700	20,378
	TELUS Corp.	3,749	52,312
*	TerrAscend Corp.	9,000	5,684
	TerraVest Industries, Inc.	1,574	163,058
*	Tidewater Midstream & Infrastructure Ltd.	1,765	7,427
#*	Tilray Brands, Inc.	2,311	17,240
	Timbercreek Financial Corp.	9,652	49,548
	TMX Group Ltd.	7,220	266,551
	Topaz Energy Corp.	16,546	354,822
	Torex Gold Resources, Inc.	14,210	683,967
	Toromont Industries Ltd.	7,808	994,600
	Total Energy Services, Inc.	6,761	81,874
	TransAlta Corp.	11,303	144,452
	TransAlta Corp.	29,463	376,496
*	Transat AT, Inc.	3,900	7,390
	Transcontinental, Inc., Class A	11,725	198,911
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	34,374	176,458
	Triple Flag Precious Metals Corp. (TFPM CN)	4,938	166,492
	Triple Flag Precious Metals Corp. (TFPM US)	7,336	247,370
*	Trisura Group Ltd. (TSU CN)	5,900	179,949
*	Valeura Energy, Inc.	3,426	25,412
	Vecima Networks, Inc.	1,200	8,892
	Vermilion Energy, Inc. (VET CN)	3,634	35,122
	Vermilion Energy, Inc. (VET US)	21,479	207,917
		Shares	Value»
CANADA — (Continued)
	VersaBank (VBNK CN)	1,500	$23,288
	VersaBank (VBNK US)	1,000	15,510
*††	Victoria Gold Corp./Vancouver	1,082	72
*	Viemed Healthcare, Inc.	4,100	31,447
*	Vitalhub Corp.	3,821	23,656
	Wajax Corp.	2,200	45,675
*	Well Health Technologies Corp.	27,954	81,297
*	Wesdome Gold Mines Ltd.	22,185	363,165
#	West Fraser Timber Co. Ltd. (WFG US)	1,891	129,269
*	Western Copper & Gold Corp.	4,800	15,312
	Westshore Terminals Investment Corp.	4,442	94,702
	Whitecap Resources, Inc. WCP CN	49,134	448,168
	Whitecap Resources, Inc. WCPRF US	53,176	484,962
	Winpak Ltd.	4,600	145,299
*	Yangarra Resources Ltd.	8,100	6,484
	Yellow Pages Ltd.	1,091	9,374
††	Zenith Capital Corp.	1,300	29
TOTAL CANADA			58,981,428
CHINA — (0.2%)
	China Gold International Resources Corp. Ltd. (CGG CN)	43,400	1,040,975
DENMARK — (2.5%)
	AL Sydbank	8,581	777,177
*	ALK-Abello AS	21,029	694,877
	Alm Brand AS	115,559	319,643
#	Ambu AS, Class B	27,639	374,804
*	Bang & Olufsen AS	14,001	26,045
*	Bavarian Nordic AS	11,722	357,161
#	cBrain AS	905	11,664
	Chemometec AS	2,221	214,655
	Columbus AS	16,517	26,250
	D/S Norden AS	2,740	123,767
#*	Demant AS	7,482	261,895
*	Dfds AS	3,214	50,379
	FLSmidth & Co. AS	7,332	628,490
	Fluegger Group AS	86	4,851
	Foroya Banki P	552	26,601
#*	GN Store Nord AS	9,867	173,204
#	GronlandsBANKEN AS	79	14,645

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	H Lundbeck AS (HLUNA DC), Class A	4,743	$27,705
	H Lundbeck AS (HLUNB DC)	34,629	232,165
#*	H&H International AS, Class B	2,539	37,668
	ISS AS	20,273	768,847
	Jeudan AS	1,628	52,608
	Jyske Bank AS	5,926	862,390
#	Matas AS	5,454	83,577
	MT Hoejgaard Holding AS	324	28,276
#*Ω	Netcompany Group AS	5,022	265,055
*	Nilfisk Holding AS	2,006	44,379
*	NKT AS	8,648	1,131,040
*Ω	NNIT AS	1,779	12,917
*	North Media AS	1,083	7,906
#*	NTG Nordic Transport Group AS	1,294	39,573
	Per Aarsleff Holding AS	2,658	379,038
	Ringkjoebing Landbobank AS	3,553	895,668
	Rockwool AS ROCKA DC, Class A	5,409	183,371
	Rockwool AS ROCKB DC, Class B	9,284	313,520
	Royal Unibrew AS	6,337	597,038
*	RTX AS	1,054	19,159
Ω	Scandinavian Tobacco Group AS	6,629	103,096
	Schouw & Co. AS	1,656	174,756
#	Solar AS, Class B	889	31,424
	SP Group AS	1,779	103,266
	Sparekassen Sjaelland-Fyn AS	2,633	155,988
	TCM Group AS	1,034	11,052
	Tivoli AS	344	33,711
	TORM PLC, Class A	4,803	118,072
*	Trifork Group AG	711	10,602
	UIE PLC	1,682	100,363
*	Zealand Pharma AS	6,046	404,341
TOTAL DENMARK			11,314,679
FINLAND — (2.4%)
	Aktia Bank OYJ	7,233	105,451
#	Alandsbanken Abp, Class B	379	21,244
	Alma Media OYJ	4,469	73,104
	Anora Group OYJ	5,909	30,203
	Aspo OYJ	2,685	24,187
	Atria OYJ	2,491	46,831
	Bittium OYJ	4,078	181,823
	Citycon OYJ	2,833	12,774
	Digia OYJ	2,833	21,366
		Shares	Value»
FINLAND — (Continued)
	Elisa OYJ	11,400	$504,279
*	Endomines Finland OYJ	484	18,565
#Ω	Enento Group OYJ	1,937	35,560
#	eQ OYJ	761	9,858
#	Finnair OYJ	15,156	53,185
#	Fiskars OYJ Abp	4,519	65,286
	Gofore OYJ	378	5,952
	Harvia OYJ	2,159	105,082
	Hiab OYJ	7,193	427,418
#	HKFoods OYJ	1,550	3,077
	Huhtamaki OYJ	11,448	401,765
*	Incap OYJ	2,671	31,261
	Kalmar OYJ, Class B	4,700	240,301
#	Kamux Corp.	4,139	11,228
	Kemira OYJ	13,667	321,459
	Kesko OYJ (KESKOA FH), Class A	6,324	158,143
	Kesko OYJ (KESKOB FH), Class B	22,629	572,363
*	Kojamo OYJ	14,800	167,350
	Konecranes OYJ	9,746	1,147,710
*	Lassila & Tikanoja OYJ	4,594	40,841
#*	Lindex Group OYJ	8,965	26,203
	Luotea PLC	4,594	15,731
	Mandatum OYJ	50,257	409,862
#	Marimekko OYJ	4,640	70,797
#	Metsa Board OYJ (METSB FH), Class B	10,758	33,418
	Metso OYJ	38,248	747,777
	Nokian Renkaat OYJ	14,728	188,950
	Olvi OYJ, Class A	1,985	78,817
	Oriola OYJ (OKDBV FH), Class B	22,579	31,216
	Orion OYJ (ORNAV FH), Class A	3,516	288,695
	Orion OYJ (ORNBV FH), Class B	17,217	1,423,812
	Outokumpu OYJ	40,599	227,945
	Pihlajalinna OYJ	3,541	60,492
	Ponsse OYJ	1,180	35,766
	Puuilo OYJ	9,163	133,731
#*	QT Group OYJ	1,392	43,771
	Raisio OYJ, Class V	14,595	47,504
*	Rapala VMC OYJ	3,058	4,461
	Revenio Group OYJ	2,073	49,315
	Sampo OYJ, Class A	28,802	321,428
	Sanoma OYJ	12,197	139,527
	Scanfil OYJ	1,917	25,741
#	Stora Enso OYJ, Class R	35,804	412,175
	Taaleri PLC	2,682	24,354
#	Talenom OYJ	2,896	8,759
	Teleste OYJ	1,530	7,093
Ω	Terveystalo OYJ	12,756	153,287
	TietoEVRY OYJ	12,782	277,468

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Tokmanni Group Corp.	4,962	$45,293
	Vaisala OYJ, Class A	2,601	129,369
#	Valmet OYJ	20,218	692,801
*	Verkkokauppa.com OYJ	4,018	18,565
#*	YIT OYJ	25,055	91,675
TOTAL FINLAND			11,103,464
FRANCE — (5.2%)
*	74Software SA	775	33,546
	ABC arbitrage	3,148	20,393
#	Aeroports de Paris SA	569	75,177
	AKWEL SADIR	1,182	11,105
*	Alstom SA	32,087	1,024,486
	Altamir	1,905	66,859
	Alten SA	3,048	298,798
	Arkema SA	6,315	380,302
	Assystem SA	243	13,666
Ω	Ayvens SA	27,948	405,185
*	Bastide le Confort Medical	266	7,336
#	Beneteau SACA	5,853	55,045
	Boiron SA	776	27,463
	Bonduelle SCA	2,134	26,762
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	2,189
	Carrefour SA	64,563	1,057,488
	CBo Territoria	2,250	9,918
	Cie des Alpes	3,270	100,679
*	Claranova SE	6,744	10,078
*	Clariane SE	17,537	79,201
	Coface SA	23,658	432,685
	Derichebourg SA	13,913	131,128
#	Edenred SE	16,456	344,684
	Eiffage SA	2,016	298,988
#*	Ekinops SAS	2,101	5,774
	Electricite de Strasbourg SA	132	34,073
*Ω	Elior Group SA	21,448	72,375
	Elis SA	24,685	716,715
*	Emeis SA	8,047	129,953
	Equasens	286	13,455
	Eramet SA	1,705	147,762
	Etablissements Maurel et Prom SA	13,796	107,800
	Eurazeo SE	8,112	487,280
*	Euroapi SA	9,294	23,323
	Eurofins Scientific SE	4,374	353,826
*	Eutelsat Communications SACA	33,157	90,009
	Exel Industries SA, Class A	184	8,435
	Exosens SAS	3,165	202,752
		Shares	Value»
FRANCE — (Continued)
	FDJ UNITED	12,972	$343,316
*	Figeac Aero	1,562	19,921
	Fnac Darty SA (0QSH LI)	648	27,193
	Fnac Darty SA (FNAC FP)	1,685	70,941
*	Forvia SE (FRVIA FP)	20,074	327,757
*	Gaumont SA	20	2,397
	Gaztransport Et Technigaz SA	6,431	1,385,549
	Getlink SE	7,659	151,605
	GL Events SACA	1,643	62,640
	Groupe Crit SA	446	33,634
#*	Guerbet	1,370	22,285
	Haulotte Group SA	1,014	2,678
*	ID Logistics Group SACA	573	277,928
	Imerys SA	5,683	177,201
#	Infotel SA	414	21,361
	Interparfums SA	2,531	77,051
	Ipsen SA	3,452	563,937
	IPSOS SA	6,110	259,209
#	Jacquet Metals SACA	2,005	55,205
	JCDecaux SE	7,386	145,680
	Kaufman & Broad SA	2,327	86,584
	Laurent-Perrier	396	42,454
	Linedata Services	112	5,642
	LNA Sante SA	809	22,339
*Ω	Maisons du Monde SA	3,427	6,502
	Manitou BF SA	1,600	42,184
	Mersen SA	3,050	93,257
	Metropole Television SA	4,335	62,096
#*	Nacon SA	1,747	819
	Nexans SA	6,055	953,737
#*	Nexity SA	3,283	37,121
	North Atlantic Energies	336	18,747
	NRJ Group	2,200	18,934
	Oeneo SA	177	1,938
	Opmobility	5,205	99,726
#*	OVH Groupe SA	3,817	45,102
*	Pierre Et Vacances SA	9,298	19,956
	Pluxee NV	7,163	94,896
	Quadient SA	4,783	90,514
#	Remy Cointreau SA	1,755	83,695
#	Renault SA	21,234	801,358
	Rexel SA	29,590	1,239,986
	Robertet SA	78	78,207
	Rubis SCA	15,073	610,352
	Samse SACA	132	18,935
	Savencia SA	669	47,414
	SCOR SE	24,119	785,970
	SEB SA	3,173	178,984

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Seche Environnement SACA	536	$49,969
	SES SA	54,655	447,654
*Ω	SMCP SA	4,479	32,561
	Societe BIC SA	3,290	211,938
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	252	39,311
	Societe LDC SADIR	668	74,897
	Sodexo SA	6,577	336,029
*	SOITEC	1,017	31,675
*	Solutions 30 SE	7,372	7,969
	Sopra Steria Group	2,094	382,501
	SPIE SA	18,212	997,906
	Stef SA	521	77,324
	Sword Group	975	42,199
	Synergie SE	1,041	37,849
	Technip Energies NV	17,757	695,886
	Teleperformance SE	6,817	440,347
	Television Francaise 1 SA	5,827	56,320
	TFF Group	598	12,017
	Thermador Groupe	904	84,368
	Tikehau Capital SCA	4,027	76,887
	Trigano SA	1,245	247,719
#*	Ubisoft Entertainment SA	10,592	54,646
	Valeo SE	26,631	371,939
#	Vallourec SACA	36,664	778,109
	Vetoquinol SA	312	32,142
	Vicat SACA	3,357	311,061
	VIEL & Cie SA	4,347	93,013
	Virbac SACA	342	142,569
*	Viridien	1,238	187,272
	Vivendi SE	119,229	332,642
#*	Voltalia SA	4,789	40,289
	Vusion	1,041	162,061
#	Wavestone	677	48,335
#*Ω	Worldline SA	16,737	28,350
*Ω	X-Fab Silicon Foundries SE	8,082	49,076
TOTAL FRANCE			23,936,460
GERMANY — (6.1%)
	1&1 AG	8,529	271,619
*	7C Solarparken AG	6,352	12,761
	Adesso SE	441	42,527
	Adtran Networks SE	1,517	39,927
	AIXTRON SE	9,634	221,017
	All for One Group SE	283	13,466
	Allgeier SE	979	25,993
	Alzchem Group AG	1,350	246,800
	Amadeus Fire AG	781	36,017
*	Aroundtown SA	163,398	519,236
	Atoss Software SE	1,398	161,118
Ω	Aumann AG	624	10,393
#	Aurubis AG	4,672	882,232
		Shares	Value»
GERMANY — (Continued)
	Bechtle AG	10,363	$537,137
Ω	Befesa SA	2,952	108,119
	Bertrandt AG	899	20,461
	Bijou Brigitte AG	711	36,520
	Bilfinger SE	4,196	587,896
#	Borussia Dortmund GmbH & Co. KGaA	11,253	43,474
#*	BRANICKS Group AG	5,249	12,074
#	Brenntag SE	6,053	368,262
	CANCOM SE (COK GR)	2,100	70,657
	Carl Zeiss Meditec AG	3,341	110,886
*	Ceconomy AG	28,741	151,879
*	CENIT AG	1,323	11,001
	Cewe Stiftung & Co. KGaA	855	102,409
#	CTS Eventim AG & Co. KGaA	4,871	409,364
*Ω	Delivery Hero SE	2,748	76,639
	Dermapharm Holding SE	2,329	96,214
	Deutsche Beteiligungs AG	1,693	51,153
	Deutsche EuroShop AG	2,391	54,626
Ω	Deutsche Pfandbriefbank AG	20,019	98,780
	Deutsche Wohnen SE	1,305	32,445
	Deutz AG	10,689	136,880
	Draegerwerk AG & Co. KGaA	432	36,372
	Duerr AG	7,939	211,602
Ω	DWS Group GmbH & Co. KGaA	3,593	263,058
	Eckert & Ziegler SE	8,883	157,264
*	EDAG Engineering Group AG	1,225	5,508
	Elmos Semiconductor SE	1,053	143,298
	ElringKlinger AG	4,625	23,308
#	Energiekontor AG	348	15,815
	Evonik Industries AG	25,540	395,612
#*	Evotec SE	12,399	91,312
	Fabasoft AG	270	4,932
	Fielmann Group AG	3,979	195,023
	flatexDEGIRO SE	20,105	980,716
#*	Formycon AG	431	11,749
*	Fraport AG Frankfurt Airport Services Worldwide	5,454	504,633
	Freenet AG	17,397	628,191
#	Fresenius Medical Care AG (FME GR)	10,984	494,488
	Friedrich Vorwerk Group SE	1,718	184,557

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	FUCHS SE	4,442	$156,328
	GEA Group AG	16,219	1,159,704
#	Gerresheimer AG	5,211	155,648
	Gesco SE	1,167	20,814
#	GFT Technologies SE	2,864	70,527
*	Grand City Properties SA	13,135	147,214
#	Grenke AG	2,176	37,141
	Hawesko Holding SE	351	8,456
*	Heidelberger Druckmaschinen AG	33,592	73,034
#*	HelloFresh SE	19,635	128,971
#	Hensoldt AG	9,991	992,532
*	Hoenle AG	579	6,412
	Hornbach Holding AG & Co. KGaA	1,627	155,467
#	HUGO BOSS AG	8,152	338,012
	Indus Holding AG	1,977	75,222
	Init Innovation in Traffic Systems SE	627	35,637
Ω	Instone Real Estate Group SE	5,460	55,748
*	IONOS Group SE	4,165	134,280
	IVU Traffic Technologies AG	1,884	46,854
	Jenoptik AG	6,346	200,276
Ω	JOST Werke SE	1,984	147,156
#	K&S AG	18,643	305,461
#	KION Group AG	10,002	706,489
#	Kloeckner & Co. SE	4,004	52,160
#*	Knaus Tabbert AG	655	9,938
*	Koenig & Bauer AG	2,538	27,954
#	Kontron AG	6,182	171,514
	Krones AG	3,169	509,955
	KSB SE & Co. KGaA	31	38,099
	KWS Saat SE & Co. KGaA	1,789	158,938
	Lanxess AG	11,026	227,746
	LEG Immobilien SE	13,415	970,006
	Leifheit AG	1,317	23,983
*	LPKF Laser & Electronics SE	1,120	10,386
#*	Medios AG	155	2,938
	MLP SE	11,878	103,540
#	Mutares SE & Co. KGaA	2,212	85,483
	Nagarro SE	445	37,399
#	Nemetschek SE	4,146	362,254
*	Nordex SE	13,497	540,371
#	Norma Group SE	4,726	82,262
	Patrizia SE	7,041	71,257
*	Pentixapharm Holding AG	2,162	4,839
	Pfeiffer Vacuum Technology AG	72	14,004
	ProCredit Holding AG	2,799	28,197
#	Puma SE (PUM GR)	9,089	232,333
		Shares	Value»
GERMANY — (Continued)
*	PVA TePla AG	1,719	$53,976
	Rational AG	592	474,379
#	RENK Group AG	7,853	505,591
#	RTL Group SA	5,870	255,931
	SAF-Holland SE	3,326	66,863
	Salzgitter AG	3,659	196,346
	Schaeffler AG	22,542	265,863
	Schott Pharma AG & Co. KGaA	1,449	24,646
Ω	Scout24 SE	3,695	367,879
#	Secunet Security Networks AG	206	57,870
#*	SFC Energy AG, Class BR	590	9,829
*	SGL Carbon SE	9,673	46,994
#	Siltronic AG	2,576	159,940
	Sixt SE	1,909	149,592
#*	SMA Solar Technology AG	1,252	54,466
	Stabilus SE	3,527	80,969
	STRATEC SE	981	25,992
#	Stroeer SE & Co. KGaA	4,913	196,428
	Suedzucker AG	9,862	112,910
	Surteco Group SE	1,107	16,984
#	SUSS MicroTec SE	3,160	185,868
#	Symrise AG	7,341	618,017
#	TAG Immobilien AG	38,474	652,725
	Takkt AG	5,920	25,314
#*Ω	TeamViewer SE	18,141	121,297
	Technotrans SE	1,129	44,426
	thyssenkrupp AG	96,169	1,282,002
*	Tkms AG& Co. KGaA	4,808	561,900
*	TUI AG	48,603	518,206
	United Internet AG	13,635	443,587
#*	Verbio SE	2,874	84,866
#	Vossloh AG	1,662	159,102
#	Wacker Chemie AG	3,201	259,961
	Wacker Neuson SE	3,888	88,797
	Washtec AG	1,525	86,930
*	Westwing Group SE	1,261	21,459
	Wuestenrot & Wuerttembergische AG	2,869	51,068
*Ω	Zalando SE	20,708	595,466
	Zeal Network SE	583	33,559
TOTAL GERMANY			27,828,357
HONG KONG — (1.7%)
	Aeon Credit Service Asia Co. Ltd.	12,000	11,450
*	Allied Group Ltd.	206,000	76,620
	Analogue Holdings Ltd.	46,000	5,895
	APAC Resources Ltd.	13,099	4,684
#*	Apollo Future Mobility Group Ltd.	20,600	1,701

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Asia Financial Holdings Ltd.	54,874	$34,276
*	Asia Standard International Group Ltd.	98,940	2,881
#	ASMPT Ltd.	24,600	328,065
	Associated International Hotels Ltd.	28,000	19,078
	Bank of East Asia Ltd.	122,374	233,747
#*	Bright Smart Securities & Commodities Group Ltd.	114,000	129,123
	Cafe de Coral Holdings Ltd.	42,000	25,279
	Chen Hsong Holdings	30,000	6,366
	Chevalier International Holdings Ltd.	4,000	2,212
*	China Energy Development Holdings Ltd.	16,300	3,295
	China Motor Bus Co. Ltd.	2,400	18,048
*	China Star Entertainment Ltd.	180,000	102,392
	Chinese Estates Holdings Ltd.	61,500	9,993
	Chow Sang Sang Holdings International Ltd.	49,000	91,741
*	Chuang's Consortium International Ltd.	100,000	4,104
	CITIC Telecom International Holdings Ltd.	196,000	64,512
*	CK Life Sciences International Holdings, Inc.	182,000	19,595
#	C-Mer Medical Holdings Ltd.	52,000	10,186
#††	Convoy, Inc.	516,000	2,067
#*	Cowell e Holdings, Inc.	20,000	77,768
Ω	Crystal International Group Ltd.	51,000	48,089
*	CSC Holdings Ltd.	1,321,250	5,074
*	CSI Properties Ltd.	1,203,358	30,480
	CTF Services Ltd.	205,556	240,796
	Dah Sing Banking Group Ltd.	52,928	75,394
	Dah Sing Financial Holdings Ltd.	17,806	86,105
#*	Deep Source Holdings Ltd.	380,000	40,075
		Shares	Value»
HONG KONG — (Continued)
	Dickson Concepts International Ltd.	14,500	$10,507
	Dream International Ltd.	14,000	15,908
	Eagle Nice International Holdings Ltd.	20,000	8,904
#	EC Healthcare	47,000	4,216
††	EcoGreen International Group Ltd.	38,000	1,733
*	ENM Holdings Ltd.	144,000	6,736
*	Esprit Holdings Ltd.	19,587	2,497
	Fairwood Holdings Ltd.	10,500	6,079
*	Far East Consortium International Ltd.	199,803	21,255
	First Pacific Co. Ltd.	272,000	212,825
#*Ω	FIT Hon Teng Ltd.	153,000	95,638
*Ω	Frontage Holdings Corp.	90,000	12,177
	FSE Lifestyle Services Ltd.	14,000	10,208
	Giordano International Ltd.	160,000	30,106
	Glorious Sun Enterprises Ltd.	72,000	12,631
*	GR Life Style Co. Ltd.	96,000	28,137
	Great Eagle Holdings Ltd.	28,630	59,106
	G-Resources Group Ltd.	42,950	66,033
	Guoco Group Ltd.	4,000	36,593
#	Guotai Junan International Holdings Ltd.	246,400	84,271
	Hang Lung Group Ltd.	90,000	193,807
	Hang Lung Properties Ltd.	194,525	234,728
*	Hanison Construction Holdings Ltd.	27,198	765
	Harbour Centre Development Ltd.	13,500	8,262
*	HKR International Ltd.	100,386	15,755
	Hong Kong Ferry Holdings Co. Ltd.	23,000	14,474
	Hong Kong Technology Venture Co. Ltd.	44,669	8,178
*	Hongkong & Shanghai Hotels Ltd.	59,883	48,063
*Ω	Honma Golf Ltd.	30,500	12,176

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	$24,056
	Hysan Development Co. Ltd.	68,000	186,754
	IGG, Inc.	95,000	44,809
Ω	Impro Precision Industries Ltd.	88,000	72,129
	International Housewares Retail Co. Ltd.	41,000	3,670
	Jacobson Pharma Corp. Ltd.	56,000	8,872
	Johnson Electric Holdings Ltd.	48,937	168,564
	K Wah International Holdings Ltd.	109,000	36,237
	Karrie International Holdings Ltd.	136,000	42,834
	Kerry Properties Ltd.	63,000	191,253
	KLN Logistics Group Ltd.	53,000	47,846
	Kowloon Development Co. Ltd.	45,515	28,608
*	Lai Sun Development Co. Ltd.	45,912	3,901
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	138,408	8,750
	Liu Chong Hing Investment Ltd.	30,000	17,073
	Luk Fook Holdings International Ltd.	34,000	139,676
	Man Wah Holdings Ltd.	158,000	97,999
*	MECOM Power & Construction Ltd.	159,750	3,448
*	Melco International Development Ltd.	76,500	41,356
*	Midland Holdings Ltd.	78,000	30,366
	Miramar Hotel & Investment	21,000	29,054
	Modern Dental Group Ltd.	43,000	32,409
#*	Mongolian Mining Corp.	63,000	109,102
	NagaCorp Ltd.	144,547	85,154
*	New World Development Co. Ltd.	126,000	183,326
*††	NewOcean Energy Holdings Ltd.	110,000	0
#	Nissin Foods Co. Ltd.	28,000	26,153
	Oriental Watch Holdings	39,606	17,286
		Shares	Value»
HONG KONG — (Continued)
*	Oshidori International Holdings Ltd.	700,200	$80,735
	Pacific Basin Shipping Ltd.	569,000	223,465
	Pacific Textiles Holdings Ltd.	114,000	17,973
	PAX Global Technology Ltd.	83,000	52,379
	PCCW Ltd.	309,286	231,143
	Perfect Medical Health Management Ltd.	60,000	9,299
	Pico Far East Holdings Ltd.	96,000	34,513
	Plover Bay Technologies Ltd.	40,000	35,699
	Public Financial Holdings Ltd.	70,000	13,450
Ω	Regina Miracle International Holdings Ltd.	43,000	12,808
	Sa Sa International Holdings Ltd.	124,000	9,350
Ω	Samsonite Group SA	128,700	326,984
	SEA Holdings Ltd.	40,046	6,731
	Shangri-La Asia Ltd.	136,000	84,803
*	Shenwan Hongyuan HK Ltd.	55,000	9,614
*	Shun Tak Holdings Ltd.	190,000	16,324
	Singamas Container Holdings Ltd.	194,000	15,899
*	Sinohope Technology Holdings Ltd.	24,500	7,988
#*	SJM Holdings Ltd.	252,499	77,494
	SmarTone Telecommunications Holdings Ltd.	43,000	26,892
*	Solomon Systech International Ltd.	200,000	11,134
*	Soundwill Holdings Ltd.	4,000	3,315
	Stella International Holdings Ltd.	55,000	101,680
	Sun Hung Kai & Co. Ltd.	74,464	40,942
#	SUNeVision Holdings Ltd.	89,000	75,933
	TAI Cheung Holdings Ltd.	37,000	17,893
*	Taung Gold International Ltd.	142,000	9,821
*	Television Broadcasts Ltd.	43,600	16,959
	Texhong International Group Ltd.	35,000	24,995
	Texwinca Holdings Ltd.	112,000	18,661

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Tongda Group Holdings Ltd.	15,600	$7,423
	Town Health International Medical Group Ltd.	330,000	10,135
	Tradelink Electronic Commerce Ltd.	58,000	8,024
	Transport International Holdings Ltd.	31,629	42,032
	Truly International Holdings Ltd.	70,000	9,195
	United Laboratories International Holdings Ltd.	105,000	159,874
	Upbest Group Ltd.	148,000	12,705
	Value Partners Group Ltd.	150,000	46,788
#	Vitasoy International Holdings Ltd.	80,000	71,563
*	Viva Goods Co. Ltd.	296,000	24,250
#*	Vobile Group Ltd.	94,000	58,291
	VSTECS Holdings Ltd.	79,600	78,757
	VTech Holdings Ltd.	18,300	142,511
*	Wang On Group Ltd.	260,000	798
*	Wealthink AI-Innovation Capital Ltd.	116,000	2,718
	Wing On Co. International Ltd.	14,000	24,703
	Wing Tai Properties Ltd.	56,000	13,897
	Wynn Macau Ltd.	157,200	116,332
#	Xinyi Glass Holdings Ltd.	159,142	207,953
	YesAsia Holdings Ltd.	14,000	6,328
	Yue Yuen Industrial Holdings Ltd.	93,000	207,418
#*	Yunfeng Financial Group Ltd.	92,000	37,938
TOTAL HONG KONG			7,658,053
IRELAND — (0.2%)
	Cairn Homes PLC	121,347	299,867
	FBD Holdings PLC (FBD ID)	2,754	52,678
	FBD Holdings PLC (FBH LN)	1,308	25,117
	Glanbia PLC (GLB ID)	20,272	390,660
*Ω	Glenveagh Properties PLC	39,389	91,327
	Irish Continental Group PLC (IR5B ID)	11,766	89,281
		Shares	Value»
IRELAND — (Continued)
	Kenmare Resources PLC	255	$865
*	Permanent TSB Group Holdings PLC	10,745	39,742
TOTAL IRELAND			989,537
ISRAEL — (1.0%)
	Ackerstein Group Ltd.	7,019	17,852
*	Adgar Investment & Development Ltd.	8,764	13,356
	Afcon Holdings Ltd.	210	21,826
*	AFI Properties Ltd.	633	48,573
	Africa Israel Residences Ltd.	738	69,128
	Alrov Properties & Lodgings Ltd.	854	70,965
	Altshuler Shaham Finance Ltd.	12,145	24,462
	Analyst IMS Investment Management Services Ltd.	877	44,242
	Arad Ltd.	1,518	25,502
*	Argo Properties NV	1,330	53,803
*	Ashdod Refinery Ltd.	1,014	20,951
	AudioCodes Ltd. (AUDC US)	1,100	9,185
	Automatic Bank Services Ltd.	4,774	35,722
	Ayalon Holdings Ltd.	1,192	36,070
	Azorim-Investment Development & Construction Co. Ltd.	16,240	103,941
	Blue Square Real Estate Ltd.	659	96,164
	Carasso Motors Ltd.	3,945	47,303
	Castro Model Ltd.	211	9,513
	Cellcom Israel Ltd. (CEL IT)	5,444	64,644
	Cellcom Israel Ltd. (CELJF US)	4,034	48,590
	Cohen Development Gas & Oil Ltd.	290	18,298
*	Compugen Ltd.	3,643	6,973
	Danel Adir Yeoshua Ltd.	595	90,658
	Danya Cebus Ltd.	1,282	59,932
	Delek Automotive Systems Ltd.	3,967	29,623
	Delta Galil Ltd.	722	39,265
	Delta Israel Brands Ltd.	266	12,642
	Diplomat Holdings Ltd.	914	15,369

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Direct Finance of Direct Group 2006 Ltd.	145	$25,471
	Dor Alon Energy in Israel 1988 Ltd.	633	33,764
	Duniec Brothers Ltd.	612	53,479
	Electra Consumer Products 1970 Ltd.	1,425	45,616
*	Ellomay Capital Ltd.	458	12,311
*	Equital Ltd.	1,922	89,933
	FMS Enterprises Migun Ltd.	605	52,229
	Fox Wizel Ltd.	738	74,508
*	Gilat Satellite Networks Ltd.	7,256	140,637
#*	Hagag Group Real Estate Development	1,534	12,351
	Hamat Group Ltd.	1,543	8,488
	Hilan Ltd.	509	40,612
	IDI Insurance Co. Ltd.	960	75,401
*	IES Holdings Ltd.	375	52,677
	Ilex Medical Ltd.	584	11,916
#	Inrom Construction Industries Ltd.	12,208	79,478
	Isracard Ltd.	23,531	111,616
	Israel Canada TR Ltd.	10,812	61,009
#	Israel Shipyards Industries Ltd.	655	37,452
	Isras Investment Co. Ltd.	192	60,738
	Issta Ltd.	1,352	48,286
	Kamada Ltd. (KMDA IT)	3,545	29,797
	Kardan Real Estate Enterprise & Development Ltd.	14,081	27,588
	Kerur Holdings Ltd.	747	22,389
#	Klil Industries Ltd.	43	2,719
	Kvutzat Acro Ltd.	1,993	27,819
	Lahav L.R. Real Estate Ltd.	14,044	43,224
	Land Development Nimrodi Group Ltd.	2,893	34,664
	Lapidoth Capital Ltd.	1,304	41,012
	Libra Insurance Co. Ltd.	3,058	17,838
	M Yochananof & Sons Ltd.	507	60,400
	Magic Software Enterprises Ltd. (MGIC IT)	2,800	72,960
*	Malam - Team Ltd.	1,290	54,680
	Max Stock Ltd.	11,180	100,908
#*	Maytronics Ltd.	3,730	4,370
		Shares	Value»
ISRAEL — (Continued)
	Mediterranean Towers Ltd.	10,111	$50,251
	Meitav Investment House Ltd.	4,797	186,805
	MENIF - Financial Services Ltd.	2,666	21,481
*	Meshek Energy Renewable Energies Ltd.	24,168	83,658
	Meshulam Levinstein Contracting & Engineering Ltd.	236	47,636
	Mivtach Shamir Holdings Ltd.	1,009	133,479
	Nawi Group Ltd.	3,445	61,022
	Neto Malinda Trading Ltd.	1,971	113,541
*	Neto ME Holdings Ltd.	211	18,164
*	Nexxen International Ltd.	3,352	36,974
#*	Nexxen International Ltd. NEXN US	2,139	13,219
	Novolog Ltd.	34,768	13,784
	Oil Refineries Ltd.	269,871	88,744
	Palram Industries 1990 Ltd.	2,023	36,932
*	Perion Network Ltd.	5,767	49,965
	Plasson Industries Ltd.	468	25,927
	Polyram Plastic Industries Ltd.	5,234	17,478
	Prashkovsky Investments & Construction Ltd.	987	49,830
*	Priortech Ltd.	621	51,875
	Qualitau Ltd.	650	140,560
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	115,784
*	Rani Zim Shopping Centers Ltd.	3,920	6,159
*	Rapac Communication & Infrastructure Ltd.	465	11,711
	Retailors Ltd.	1,080	15,413
	Sano-Brunos Enterprises Ltd.	278	37,436
	Scope Metals Group Ltd.	872	51,533
*	Shikun & Binui Soltec Renewable Energy	22,737	24,981
	Summit Real Estate Holdings Ltd.	4,733	96,305
#	Tadiran Group Ltd.	324	16,061
Ω	Tamar Petroleum Ltd.	7,885	86,743

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	TAT Technologies Ltd.	738	$36,284
	Telsys Ltd.	225	16,579
	Tiv Taam Holdings 1 Ltd.	7,339	26,399
*	Veridis Environment Ltd.	3,463	39,989
	Victory Supermarket Chain Ltd.	648	11,542
	YD More Investments Ltd.	5,651	87,504
TOTAL ISRAEL			4,724,640
ITALY — (3.6%)
	A2A SpA	261,372	788,506
	ACEA SpA	5,746	160,154
	Aeroporto Guglielmo Marconi Di Bologna SpA	1,126	14,427
	Amplifon SpA	9,628	155,229
#*	Aquafil SpA	3,880	6,598
	Ariston Holding NV	3,485	19,654
	Arnoldo Mondadori Editore SpA	22,214	56,155
	Ascopiave SpA	13,216	52,716
	Avio SpA	2,055	84,577
	Azimut Holding SpA	14,290	603,665
	B&C Speakers SpA	545	9,014
	Banca Generali SpA	7,319	493,155
	Banca IFIS SpA	3,794	123,549
	Banca Profilo SpA	12,870	2,730
*Ω	Banca Sistema SpA	3,568	6,747
	Banco di Desio e della Brianza SpA	5,000	55,293
#	BasicNet SpA	3,725	31,534
*Ω	BFF Bank SpA	17,862	171,282
#	Biesse SpA	2,760	20,396
	Brembo NV	20,309	244,304
#	Brunello Cucinelli SpA	5,466	523,885
	Buzzi SpA	10,783	613,768
*	Cairo Communication SpA	12,430	41,345
	Cembre SpA	650	53,670
	Cementir Holding NV	6,965	156,608
*	CIR SpA-Compagnie Industriali	101,938	84,493
	Comer Industries SpA	522	31,919
	Credito Emiliano SpA	14,468	266,111
	d'Amico International Shipping SA	10,230	72,257
	Danieli & C Officine Meccaniche SpA (DAN IM)	1,875	138,428
	Danieli & C Officine Meccaniche SpA (DANR IM)	6,860	353,917
		Shares	Value»
ITALY — (Continued)
	Davide Campari-Milano NV	44,218	$315,151
	De' Longhi SpA	4,577	202,336
#*	Digital Bros SpA	371	5,709
*Ω	doValue SpA	726	2,256
	Emak SpA	17,016	19,022
Ω	Enav SpA	24,013	138,592
	Equita Group SpA	2,730	19,975
	ERG SpA	3,795	101,000
	Esprinet SpA	3,078	22,653
	Fiera Milano SpA	1,311	10,818
	Fila SpA	3,109	33,767
*	Fincantieri SpA	15,871	301,257
	FNM SpA	21,790	12,812
	Garofalo Health Care SpA	3,478	23,038
*	Geox SpA	11,985	4,141
#	GPI SpA	1,749	37,372
	Hera SpA	110,093	544,820
#	IMMSI SpA	26,564	16,789
	Industrie De Nora SpA	3,309	29,859
#Ω	Infrastrutture Wireless Italiane SpA	16,286	143,979
	Intercos SpA	2,918	44,157
	Interpump Group SpA	3,763	218,311
	Iren SpA	72,748	232,855
	Italgas SpA	78,707	945,600
	Italmobiliare SpA	1,795	59,271
	Iveco Group NV	26,294	588,162
	Lottomatica Group SpA	32,409	797,200
	LU-VE SpA	909	43,270
	Maire SpA	26,791	468,102
#*††	Mariella Burani Fashion Group SpA	422	0
#	MARR SpA	2,614	27,767
	MFE-MediaForEurope NV, Class A	31,864	117,088
	MFE-MediaForEurope NV (MFEA IM), Class A	35,632	132,919
#	MFE-MediaForEurope NV (MFEB IM), Class B	8,379	40,279
	Moltiply Group SpA	2,280	94,193
*	NewPrinces SpA	1,779	41,412
#Ω	Nexi SpA	61,370	262,017
	Orsero SpA	1,122	25,953
Ω	OVS SpA	28,187	159,322
	Pharmanutra SpA	513	38,410
*Ω	Philogen SpA	459	11,445
#	Piaggio & C SpA	10,436	21,582
Ω	Pirelli & C SpA	38,861	292,631
Ω	RAI Way SpA	12,339	83,667

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Recordati Industria Chimica e Farmaceutica SpA	7,204	$396,936
	Reply SpA	3,638	476,953
*	Revo SpA	1,542	40,889
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	26,131
	Sabaf SpA	1,277	20,908
*	Safilo Group SpA	25,816	65,436
#	Saipem SpA	195,064	720,421
#*	Salvatore Ferragamo SpA	3,061	24,114
#	Sanlorenzo SpA	1,680	64,371
#	Sesa SpA	768	81,468
	Sogefi SpA	8,720	33,215
	SOL SpA	4,883	262,894
	Tamburi Investment Partners SpA	12,603	142,677
Ω	Technogym SpA	19,877	415,089
*	Telecom Italia SpA (TIT IM)	1,176,651	798,161
*	Telecom Italia SpA (TITR IM)	714,164	567,064
#	TXT e-solutions SpA	629	21,256
	Webuild SpA	56,254	232,999
#	Wiit SpA	741	22,951
TOTAL ITALY			16,580,978
JAPAN — (20.0%)
#	&Do Holdings Co. Ltd.	600	4,235
	77 Bank Ltd.	5,202	285,691
	A&D HOLON Holdings Co. Ltd.	3,000	44,315
	Achilles Corp.	1,800	16,962
	AD Works Group Co. Ltd.	6,500	18,630
	ADEKA Corp.	10,300	306,160
#	Ad-sol Nissin Corp.	2,400	27,405
	Adtec Plasma Technology Co. Ltd.	800	8,329
	Advan Group Co. Ltd.	3,100	19,048
#*	Adventure, Inc.	300	3,219
	Adways, Inc.	4,900	8,351
#*	Aeon Fantasy Co. Ltd.	800	14,732
#	AEON Financial Service Co. Ltd.	15,200	165,919
#	Aeon Hokkaido Corp.	4,800	29,081
	Aeon Kyushu Co. Ltd.	800	15,057
#	AFC-HD AMS Life Science Co. Ltd.	1,400	8,002
#	Ahresty Corp.	2,700	14,455
	Ai Holdings Corp.	3,800	65,510
*	AI inside, Inc.	200	3,293
		Shares	Value»
JAPAN — (Continued)
	Aica Kogyo Co. Ltd.	5,500	$124,842
	Aichi Corp.	5,600	49,373
	Aichi Financial Group, Inc.	3,200	113,538
	Aichi Steel Corp.	6,000	119,476
	Aichi Tokei Denki Co. Ltd.	900	16,229
	Aida Engineering Ltd.	6,800	52,675
	Aiful Corp.	43,200	153,607
	Ain Holdings, Inc.	2,800	116,927
	Aiphone Co. Ltd.	1,800	34,588
	Air Water, Inc.	10,100	153,310
#	Airman Corp.	2,800	34,955
	Airport Facilities Co. Ltd.	3,500	22,227
#	Airtech Japan Ltd.	1,000	7,970
	Airtrip Corp.	1,800	8,612
	Aisan Industry Co. Ltd.	6,170	87,821
	AIT Corp.	1,200	17,407
#	Aizawa Securities Group Co. Ltd.	1,200	11,019
	Ajis Co. Ltd.	800	16,352
	Akatsuki Corp.	3,500	14,084
	Akatsuki, Inc.	1,100	18,110
#*	Akebono Brake Industry Co. Ltd.	14,000	10,248
	Akita Bank Ltd.	2,400	78,868
#	Albis Co. Ltd.	800	13,550
	Alconix Corp.	2,600	45,624
	Alfresa Holdings Corp.	17,100	275,393
	Alinco, Inc.	2,200	15,943
#	Alleanza Holdings Co. Ltd.	1,400	9,774
#	Allied Telesis Holdings KK	18,800	38,650
#	Alpen Co. Ltd.	2,400	33,681
	Alpha Corp.	500	4,132
#	Alpha Systems, Inc.	500	12,248
	Alps Alpine Co. Ltd.	23,000	301,252
#	Altech Corp.	2,310	39,278
	Amano Corp.	7,200	182,733
#	Amiyaki Tei Co. Ltd.	900	8,080
	Amuse, Inc.	1,600	20,858
#	Amvis Holdings, Inc.	8,800	27,158
	Anest Iwata Corp.	5,900	63,085
	Anicom Holdings, Inc.	11,000	74,845
	Anycolor, Inc.	2,300	65,657
	AOI Electronics Co. Ltd.	500	8,486
	AOKI Holdings, Inc.	5,300	63,291
	Aoyama Trading Co. Ltd.	5,900	100,144
	Aoyama Zaisan Networks Co. Ltd.	3,200	31,306
	Aozora Bank Ltd.	6,700	108,547
	Appier Group, Inc.	9,200	61,792

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arakawa Chemical Industries Ltd.	2,600	$22,117
	Arata Corp.	3,600	71,823
	ARCLANDS Corp.	7,039	87,159
	Arcs Co. Ltd.	4,600	103,345
	ARE Holdings, Inc.	10,200	239,120
	Arealink Co. Ltd.	4,000	28,744
	Argo Graphics, Inc.	8,000	74,508
	Ariake Japan Co. Ltd.	1,200	43,502
	Arisawa Manufacturing Co. Ltd.	4,000	46,225
	Artience Co. Ltd.	3,800	91,102
#	Artnature, Inc.	1,000	5,338
#	Artner Co. Ltd.	1,400	18,772
	As One Corp.	8,000	120,168
	Asahi Co. Ltd.	1,600	13,342
	Asahi Diamond Industrial Co. Ltd.	6,600	38,626
	Asahi Kogyosha Co. Ltd.	2,400	55,945
	Asahi Net, Inc.	1,700	7,806
	Asahi Printing Co. Ltd.	1,100	6,358
#	Asahi Yukizai Corp.	1,400	48,916
	Asanuma Corp.	6,500	44,427
	Asia Pile Holdings Corp.	4,100	37,323
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	53,365
	ASKUL Corp.	3,200	28,264
	Asteria Corp.	3,600	30,227
	Asti Corp.	400	6,858
	Atrae, Inc.	2,300	10,319
*	Atsugi Co. Ltd.	4,000	29,894
	Aucnet, Inc.	1,800	23,937
	Autobacs Seven Co. Ltd.	8,800	93,743
#	Aval Data Corp.	1,000	19,122
	Avant Group Corp.	2,800	29,746
	Avantia Co. Ltd.	1,300	7,136
	Avex, Inc.	4,000	30,958
	Awa Bank Ltd.	4,200	141,234
	Axial Retailing, Inc.	10,400	78,097
	AZ-COM MARUWA Holdings, Inc.	4,900	31,451
	AZOOM Co. Ltd.	800	23,437
	Bando Chemical Industries Ltd.	5,100	66,811
	Bank of Iwate Ltd.	2,000	79,100
	Bank of Nagoya Ltd.	3,900	123,577
	Bank of Saga Ltd.	2,500	74,414
	Bank of the Ryukyus Ltd.	7,000	99,877
	Bank of Toyama Ltd.	600	8,378
	Base Co. Ltd.	1,800	35,474
#	Beauty Garage, Inc.	800	7,574
	Belc Co. Ltd.	1,400	69,356
		Shares	Value»
JAPAN — (Continued)
	Bell System24 Holdings, Inc.	4,200	$38,946
	Belluna Co. Ltd.	9,800	61,717
	Bic Camera, Inc.	8,800	97,786
	Blue Zones Holdings Co. Ltd.	1,500	86,073
	BML, Inc.	3,000	75,921
#	Bookoff Group Holdings Ltd.	1,000	10,255
	Bourbon Corp.	1,100	19,347
	Br Holdings Corp.	4,900	11,185
#	BRONCO BILLY Co. Ltd.	1,000	24,771
#	Buffalo, Inc.	900	26,209
#	Bull-Dog Sauce Co. Ltd.	1,300	15,769
	Bunka Shutter Co. Ltd.	5,284	69,089
	Bushiroad, Inc.	9,800	17,940
	Business Brain Showa-Ota, Inc.	1,800	39,128
	Business Engineering Corp.	4,000	37,085
	BuySell Technologies Co. Ltd.	700	22,196
	C Uyemura & Co. Ltd.	1,300	150,341
	CAC Holdings Corp.	1,700	22,052
	Calbee, Inc.	8,000	156,528
	Career Design Center Co. Ltd.	1,000	15,824
	Careerlink Co. Ltd.	600	10,248
#	Carlit Co. Ltd.	2,600	38,166
	Casio Computer Co. Ltd.	12,500	122,212
	Cawachi Ltd.	1,800	36,077
	CCI Group, Inc.	24,000	143,953
	Celsys, Inc.	5,600	52,391
	Central Automotive Products Ltd.	4,800	64,902
	Central Glass Co. Ltd.	3,400	80,151
	Central Security Patrols Co. Ltd.	1,400	26,403
#	Central Sports Co. Ltd.	900	14,173
#	Ceres, Inc.	600	7,118
#	Change Holdings, Inc.	7,200	48,976
	Charm Care Corp. KK	3,100	26,140
	Chiba Kogyo Bank Ltd.	7,400	95,196
#	Chikaranomoto Holdings Co. Ltd.	1,700	15,788
	Chino Corp.	1,800	16,374
	Chiyoda Co. Ltd.	4,400	31,269

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Chiyoda Corp.	8,300	$68,991
	Chiyoda Integre Co. Ltd.	1,900	40,647
	Chofu Seisakusho Co. Ltd.	3,306	42,789
	Chori Co. Ltd.	2,100	53,633
#	Choushimaru Co. Ltd.	1,200	12,607
	Chubu Shiryo Co. Ltd.	3,200	37,434
#	Chubu Steel Plate Co. Ltd.	1,600	22,827
	Chudenko Corp.	2,500	71,308
	Chuetsu Pulp & Paper Co. Ltd.	1,400	18,258
	Chugai Ro Co. Ltd.	700	21,228
	Chugin Financial Group, Inc.	19,000	343,905
	Chugoku Electric Power Co., Inc.	35,500	226,599
	Chugoku Marine Paints Ltd.	5,200	146,660
#	Chuo Spring Co. Ltd.	2,000	44,187
#	Chuo Warehouse Co. Ltd.	1,000	11,061
	Citizen Watch Co. Ltd.	27,800	245,702
	CKD Corp.	5,600	149,375
#	CK-San-Etsu Co. Ltd.	400	11,064
	Cleanup Corp.	3,800	21,473
	CMK Corp.	9,700	34,354
	Coca-Cola Bottlers Japan Holdings, Inc.	2,000	44,613
	COLOPL, Inc.	8,600	24,831
#	Colowide Co. Ltd.	9,200	104,950
	Computer Engineering & Consulting Ltd.	2,200	31,366
	Computer Institute of Japan Ltd.	6,840	23,188
	Comture Corp.	2,900	30,453
	Copro-Holdings Co. Ltd.	3,600	25,037
	Core Corp.	800	11,887
#	Corona Corp.	2,600	15,984
#	Cosel Co. Ltd.	2,800	21,117
	Cosmos Pharmaceutical Corp.	1,000	44,796
#	Cota Co. Ltd.	3,352	25,460
#*	Cover Corp.	1,400	14,731
#	Create Restaurants Holdings, Inc.	23,800	113,904
	Create SD Holdings Co. Ltd.	3,100	65,116
	Creek & River Co. Ltd.	1,700	16,730
	Cresco Ltd.	3,600	39,087
		Shares	Value»
JAPAN — (Continued)
#	Cross Cat Co. Ltd.	1,200	$8,049
*	CrowdWorks, Inc.	1,400	7,038
	CTI Engineering Co. Ltd.	2,800	53,523
	CTS Co. Ltd.	5,000	32,975
	Curves Holdings Co. Ltd.	7,300	35,207
#*	CYBERDYNE, Inc.	12,000	21,287
	Cyberlinks Co. Ltd.	1,300	10,942
#	Cybozu, Inc.	3,300	50,895
	Dai Nippon Toryo Co. Ltd.	3,400	30,307
	Daicel Corp.	18,300	172,755
#	Daido Metal Co. Ltd.	5,500	36,590
	Daido Steel Co. Ltd.	17,200	220,948
	Daihatsu Infinearth Mfg Co. Ltd.	2,400	38,162
	Daiho Corp.	7,000	35,572
	Dai-Ichi Cutter Kogyo KK	900	8,015
	Daiichi Jitsugyo Co. Ltd.	3,000	61,749
	Daiichi Kensetsu Corp.	1,100	26,844
	Daiichikosho Co. Ltd.	8,200	88,663
	Daiken Medical Co. Ltd.	2,800	8,492
	Daiki Aluminium Industry Co. Ltd.	3,900	33,092
#	Daikoku Denki Co. Ltd.	1,200	22,068
#	Daikokutenbussan Co. Ltd.	800	26,267
	Daikyonishikawa Corp.	4,200	22,266
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,700	76,054
	Daio Paper Corp.	9,700	60,871
	Daiseki Co. Ltd.	5,076	114,086
	Daishi Hokuetsu Financial Group, Inc.	27,600	329,050
#	Daishinku Corp.	3,200	12,190
	Daisue Construction Co. Ltd.	500	12,389
	Daito Bank Ltd.	1,000	6,469
	Daito Pharmaceutical Co. Ltd.	6,590	56,889
	Daitron Co. Ltd.	3,200	52,460
	Daiwa Industries Ltd.	4,300	43,243
	Daiwabo Holdings Co. Ltd.	10,700	210,424
	DCM Holdings Co. Ltd.	12,300	129,688
	Dear Life Co. Ltd.	5,600	41,542

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	DeNA Co. Ltd.	7,400	$121,352
#	Denka Co. Ltd.	10,800	207,877
	Dentsu Soken, Inc.	600	9,458
	Denyo Co. Ltd.	2,000	47,429
	Dexerials Corp.	6,700	117,546
	DIC Corp.	10,500	256,986
	Digital Arts, Inc.	1,100	39,952
	Digital Hearts Holdings Co. Ltd.	1,200	7,142
*	Digital Holdings, Inc.	300	3,916
	Digital Information Technologies Corp.	1,600	13,169
#	Dip Corp.	4,800	63,708
	DKK Co. Ltd.	1,600	27,733
#	DKS Co. Ltd.	1,200	79,664
	DMG Mori Co. Ltd.	7,100	125,303
	Doshisha Co. Ltd.	2,900	60,625
	Double Standard, Inc.	600	6,531
	Doutor Nichires Holdings Co. Ltd.	4,112	74,976
	Dowa Holdings Co. Ltd.	6,400	379,059
	DTS Corp.	19,200	156,413
	Duskin Co. Ltd.	4,400	120,853
#	DyDo Group Holdings, Inc.	1,800	28,727
#	Eagle Industry Co. Ltd.	4,100	82,121
	Earth Corp.	1,100	34,767
#	EAT&HOLDINGS Co. Ltd.	1,200	16,019
	Ebara Foods Industry, Inc.	800	13,501
	Ebara Jitsugyo Co. Ltd.	3,600	49,879
	Ebase Co. Ltd.	3,100	8,754
#	Eco's Co. Ltd.	800	15,771
	EDION Corp.	10,500	143,728
	EF-ON, Inc.	2,280	5,463
	eGuarantee, Inc.	4,000	45,338
	Ehime Bank Ltd.	4,800	52,799
	Eidai Co. Ltd.	3,000	4,560
	Eizo Corp.	4,000	56,008
	EJ Holdings, Inc.	1,200	13,967
	Elan Corp.	1,000	4,336
	Elecom Co. Ltd.	6,500	69,466
	Electric Power Development Co. Ltd.	3,600	76,458
	EM Systems Co. Ltd.	4,700	22,125
	en, Inc.	4,100	38,101
	Endo Lighting Corp.	1,700	26,163
	Enomoto Co. Ltd.	1,000	15,743
#	Enplas Corp.	400	23,512
#	Envipro Holdings, Inc.	1,400	7,778
	eRex Co. Ltd.	2,800	11,408
#	ES-Con Japan Ltd.	4,600	35,517
	Eslead Corp.	1,000	43,751
		Shares	Value»
JAPAN — (Continued)
	ESPEC Corp.	2,400	$53,376
#	Eternal Hospitality Group Co. Ltd.	1,400	31,944
*	euglena Co. Ltd.	5,000	13,474
	eWeLL Co. Ltd.	600	9,715
	Exedy Corp.	5,100	187,938
	EXEO Group, Inc.	19,200	320,337
	Ezaki Glico Co. Ltd.	6,500	233,486
	F&M Co. Ltd.	1,000	15,755
	FALCO HOLDINGS Co. Ltd.	1,400	24,227
	FCC Co. Ltd.	4,400	107,121
*	FDK Corp.	800	1,999
	Feed One Co. Ltd.	3,920	28,268
#	Ferrotec Corp.	6,400	244,694
	Fibergate, Inc.	1,100	4,923
	FIDEA Holdings Co. Ltd.	3,050	39,574
	Financial Partners Group Co. Ltd.	6,100	80,138
	FINDEX, Inc.	1,700	9,452
	First Bank of Toyama Ltd.	4,700	67,699
#	First Juken Co. Ltd.	900	6,805
#	Fixstars Corp.	3,000	29,477
	FJ Next Holdings Co. Ltd.	3,100	29,408
	Focus Systems Corp.	1,700	20,191
	Foster Electric Co. Ltd.	3,400	61,040
	FP Corp.	5,300	90,222
#	FP Partner, Inc.	300	4,359
#	France Bed Holdings Co. Ltd.	3,800	32,714
	Freebit Co. Ltd.	2,000	21,323
	F-Tech, Inc.	1,600	8,169
	FTGroup Co. Ltd.	1,100	9,119
	Fudo Tetra Corp.	1,930	37,489
	Fuji Co. Ltd.	3,200	43,610
	Fuji Corp. (6134 JP)	3,700	91,156
	Fuji Corp. Ltd.	5,200	27,764
	Fuji Kyuko Co. Ltd.	2,800	37,093
	Fuji Oil Co. Ltd.	5,400	141,359
#	Fuji Pharma Co. Ltd.	2,000	24,717
	Fuji Seal International, Inc.	6,000	124,084
	Fuji United Holdings Co. Ltd.	900	7,367
	Fujibo Holdings, Inc.	1,500	83,552
#	Fujicco Co. Ltd.	2,800	29,269
	Fujikura Composites, Inc.	4,200	61,673
#	Fujikura Kasei Co. Ltd.	4,200	20,229
	Fujimi, Inc.	6,000	106,060
	Fujishoji Co. Ltd.	1,200	8,465
	Fujita Kanko, Inc.	5,000	80,590
#	Fujiya Co. Ltd.	1,700	28,157

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FuKoKu Co. Ltd.	1,200	$15,593
	Fukuda Corp.	1,000	50,449
	Fukuda Denshi Co. Ltd.	2,400	131,601
#	Fukui Bank Ltd.	2,700	51,011
	Fukui Computer Holdings, Inc.	1,900	38,887
	Fukuyama Transporting Co. Ltd.	2,500	74,348
	FULLCAST Holdings Co. Ltd.	1,600	17,419
	Fumakilla Ltd.	1,500	11,237
	Funai Soken Holdings, Inc.	9,520	69,008
	Furukawa Co. Ltd.	4,100	122,789
#	Furuno Electric Co. Ltd.	3,500	161,531
#	Furuya Metal Co. Ltd.	1,900	51,872
	Furyu Corp.	4,000	26,691
	Fuso Chemical Co. Ltd.	2,000	96,396
	Fuso Pharmaceutical Industries Ltd.	1,100	16,181
#	Futaba Corp.	5,300	21,983
	Futaba Industrial Co. Ltd.	8,700	58,537
	Future Corp.	4,100	50,312
	Fuyo General Lease Co. Ltd.	5,300	149,046
	G-7 Holdings, Inc.	4,000	37,767
	GA Technologies Co. Ltd.	3,200	32,199
	Gakken Holdings Co. Ltd.	4,500	30,498
	Gakkyusha Co. Ltd.	1,000	15,530
	Galilei Co. Ltd.	3,200	79,826
	Gecoss Corp.	2,000	20,495
#*	GENDA, Inc.	3,900	16,909
#	Genki Global Dining Concepts Corp.	1,600	32,160
	Genky DrugStores Co. Ltd.	2,000	54,537
	Geo Holdings Corp.	3,300	38,874
#	Gift Holdings, Inc.	1,200	28,479
#	giftee, Inc.	2,900	23,876
#	Giken Ltd.	1,200	15,527
	Global Link Management KK	1,600	21,473
	GLOBERIDE, Inc.	2,200	31,290
	Glory Ltd.	5,400	140,658
	GLtechno Holdings, Inc.	1,300	27,371
	GMO Financial Gate, Inc.	600	19,732
	GMO Financial Holdings, Inc.	4,400	25,321
		Shares	Value»
JAPAN — (Continued)
	GMO GlobalSign Holdings KK	400	$5,830
	GMO internet group, Inc.	6,000	149,527
#	Godo Steel Ltd.	1,600	41,420
	Goldcrest Co. Ltd.	2,590	55,670
	Goldwin, Inc.	4,400	73,432
#	Good Com Asset Co. Ltd.	2,300	19,512
	GREE Holdings, Inc.	15,100	39,581
	Greens Co. Ltd.	1,600	21,854
	grems, Inc.	1,700	26,444
	GS Yuasa Corp.	10,400	242,097
	GSI Creos Corp.	1,000	16,239
	G-Tekt Corp.	3,300	41,877
	Gun-Ei Chemical Industry Co. Ltd.	700	22,146
	Gunze Ltd.	4,400	127,903
	H.U. Group Holdings, Inc.	7,100	147,473
	H2O Retailing Corp.	12,700	173,912
	HABA Laboratories, Inc.	400	4,409
#	Hagihara Industries, Inc.	1,400	15,428
	Hagiwara Electric Holdings Co. Ltd.	1,000	23,842
	Hagoromo Foods Corp.	600	13,158
#	Hakudo Co. Ltd.	800	12,149
	Hakuhodo DY Holdings, Inc.	21,600	161,395
#	Hakuto Co. Ltd.	900	24,163
	Halows Co. Ltd.	1,600	47,054
	Hamakyorex Co. Ltd.	8,800	104,384
	Handsman Co. Ltd.	800	4,227
	Hanwa Co. Ltd.	4,200	213,587
	Happinet Corp.	4,200	75,236
	Hard Off Corp. Co. Ltd.	2,400	31,558
	Harima Chemicals Group, Inc.	2,500	15,913
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,803
	Hazama Ando Corp.	17,510	226,425
#	Heiwado Co. Ltd.	3,500	66,695
#	Hennge KK	1,000	7,507
	Hibiya Engineering Ltd.	2,400	74,747
	Hiday Hidaka Corp.	2,600	52,250
#	HI-LEX Corp.	3,300	73,858
*	Hino Motors Ltd.	40,700	109,553
	Hioki EE Corp.	1,400	55,757
	Hirakawa Hewtech Corp.	1,260	22,435
	Hirano Tecseed Co. Ltd.	1,100	13,099
	Hirata Corp.	3,300	54,836

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	31,900	$361,296
	Hiroshima Electric Railway Co. Ltd.	2,000	8,230
#	Hiroshima Gas Co. Ltd.	6,100	14,525
	HIS Co. Ltd.	5,900	49,005
	Hisaka Works Ltd.	4,200	41,896
	Hisamitsu Pharmaceutical Co., Inc.	3,400	140,064
#	Hito Communications Holdings, Inc.	1,000	6,201
	Hochiki Corp.	1,700	54,372
#	Hodogaya Chemical Co. Ltd.	1,600	23,627
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	30,864
#	Hokkaido Electric Power Co., Inc.	19,500	132,339
	Hokkaido Gas Co. Ltd.	12,000	63,946
	Hokkan Holdings Ltd.	1,200	18,126
	Hokko Chemical Industry Co. Ltd.	3,300	37,393
#	Hokuetsu Corp.	14,600	85,817
	Hokuhoku Financial Group, Inc.	10,639	365,650
	Hokuriku Electric Industry Co. Ltd.	400	7,826
	Hokuriku Electric Power Co.	18,900	119,543
	Hokuriku Electrical Construction Co. Ltd.	1,800	18,328
	Hokuto Corp.	2,800	35,901
	H-One Co. Ltd.	4,000	37,469
	Honeys Holdings Co. Ltd.	2,670	25,438
	Hoosiers Holdings Co. Ltd.	5,300	45,470
	Hosiden Corp.	6,600	109,949
	Hosokawa Micron Corp.	2,000	79,332
#	Hotland Holdings Co. Ltd.	1,300	16,371
	House Foods Group, Inc.	4,100	79,414
	Howa Machinery Ltd.	2,200	19,657
	HS Holdings Co. Ltd.	3,300	27,817
	Hyakugo Bank Ltd.	24,900	226,447
	Hyakujushi Bank Ltd.	3,400	183,848
	IBJ, Inc.	2,800	13,096
#	Ichibanya Co. Ltd.	3,600	20,876
	Ichigo, Inc.	15,400	40,640
	Ichiken Co. Ltd.	500	16,139
	Ichikoh Industries Ltd.	8,700	28,948
		Shares	Value»
JAPAN — (Continued)
#	Ichimasa Kamaboko Co. Ltd.	1,100	$5,312
	Ichinen Holdings Co. Ltd.	3,100	42,319
#	Ichiyoshi Securities Co. Ltd.	7,100	55,338
#	Icom, Inc.	1,500	29,005
#	IDEA Consultants, Inc.	500	13,317
	Idec Corp.	4,000	74,551
	IDOM, Inc.	5,100	50,208
	Iino Kaiun Kaisha Ltd.	8,900	90,308
	I'll, Inc.	1,700	27,290
#	Imasen Electric Industrial	901	5,171
	i-mobile Co. Ltd.	3,600	12,071
#	Imuraya Group Co. Ltd.	1,100	17,725
	Inaba Denki Sangyo Co. Ltd.	12,800	213,200
#	Inaba Seisakusho Co. Ltd.	1,700	17,572
	Inabata & Co. Ltd.	5,800	146,801
#	I-NE Co. Ltd.	800	6,923
	Ines Corp.	3,000	36,440
	Infomart Corp.	17,300	50,556
	INFRONEER Holdings, Inc.	15,800	236,646
	Innotech Corp.	2,400	32,915
	Insource Co. Ltd.	7,200	33,774
	Intage Holdings, Inc.	1,500	16,435
	Internet Initiative Japan, Inc.	4,700	75,943
#	Inui Global Logistics Co. Ltd.	1,200	10,058
#	IPS, Inc.	400	7,649
#	IR Japan Holdings Ltd.	1,000	5,080
	Iriso Electronics Co. Ltd.	3,200	69,109
	ISB Corp.	2,200	25,814
	Ise Chemicals Corp.	4,000	153,697
	Iseki & Co. Ltd.	2,500	28,927
	Ishihara Chemical Co. Ltd.	800	11,981
	Ishihara Sangyo Kaisha Ltd.	4,400	83,538
#	Istyle, Inc.	9,400	27,577
	Itfor, Inc.	3,600	39,489
#	ITmedia, Inc.	1,700	18,904
	Ito En Ltd.	6,700	123,817
	Itochu Enex Co. Ltd.	5,500	68,140
	Itochu-Shokuhin Co. Ltd.	900	64,290
	Itoham Yonekyu Holdings, Inc.	3,400	132,367
	Itoki Corp.	4,500	75,898

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IwaiCosmo Holdings, Inc.	2,900	$65,264
#	Iwaki Co. Ltd.	1,300	22,546
	Iwatani Corp.	22,700	269,244
	Iwatsuka Confectionery Co. Ltd.	1,000	19,723
	Izumi Co. Ltd.	3,700	73,195
	J Trust Co. Ltd.	12,548	39,660
	JAC Recruitment Co. Ltd.	9,600	61,434
	Jaccs Co. Ltd.	2,800	76,753
*	Jade Group, Inc.	1,300	14,037
	JAFCO Group Co. Ltd.	6,700	105,767
	JANOME Corp.	2,299	17,837
	Japan Airport Terminal Co. Ltd.	7,000	219,194
	Japan Aviation Electronics Industry Ltd.	4,400	68,742
#	Japan Cash Machine Co. Ltd.	4,200	27,641
#*	Japan Communications, Inc.	19,200	17,737
	Japan Elevator Service Holdings Co. Ltd.	15,400	162,148
#	Japan Foundation Engineering Co. Ltd.	2,900	12,560
	Japan Hospice Holdings, Inc.	500	3,343
	Japan Investment Adviser Co. Ltd.	2,200	31,693
	Japan Lifeline Co. Ltd.	8,700	86,902
	Japan Material Co. Ltd.	8,700	100,891
	Japan Medical Dynamic Marketing, Inc.	3,570	11,235
#	Japan Petroleum Exploration Co. Ltd.	16,500	203,143
#	Japan Property Management Center Co. Ltd.	900	7,455
	Japan Pulp & Paper Co. Ltd.	16,000	99,713
#	Japan Pure Chemical Co. Ltd.	1,000	31,669
	Japan Securities Finance Co. Ltd.	9,300	127,922
		Shares	Value»
JAPAN — (Continued)
#	Japan System Techniques Co. Ltd.	3,200	$50,214
	Japan Transcity Corp.	5,400	42,649
	Japan Wool Textile Co. Ltd.	5,200	62,666
	JBCC Holdings, Inc.	8,000	77,060
	JCU Corp.	3,500	127,933
	JDC Corp.	8,000	32,625
	Jeol Ltd.	5,700	229,955
	JFE Systems, Inc.	2,200	32,262
	JGC Holdings Corp.	26,900	376,978
	Jichodo Co. Ltd.	200	12,979
#*	JIG-SAW, Inc.	800	13,960
#	JINS Holdings, Inc.	1,700	56,906
	JINUSHI Co. Ltd.	1,600	32,800
#	JK Holdings Co. Ltd.	2,500	23,177
	J-Lease Co. Ltd.	2,400	22,278
	JM Holdings Co. Ltd.	2,200	25,492
#	JMS Co. Ltd.	2,200	6,234
	J-Oil Mills, Inc.	2,600	34,162
	Joshin Denki Co. Ltd.	1,900	33,747
	Joyful Honda Co. Ltd.	5,800	79,780
#	JP-Holdings, Inc.	6,800	30,775
	JSB Co. Ltd.	1,200	25,146
	JSP Corp.	1,900	29,969
	JTEKT Corp.	16,506	194,900
	Juki Corp.	3,700	12,861
	Juroku Financial Group, Inc.	3,600	191,430
	Justsystems Corp.	5,000	154,434
	JVCKenwood Corp.	23,070	187,511
	K&O Energy Group, Inc.	2,300	63,123
	Kadoya Sesame Mills, Inc.	400	10,362
	Kaga Electronics Co. Ltd.	3,600	90,410
#	Kagome Co. Ltd.	6,600	116,877
	Kakaku.com, Inc.	12,200	166,508
	Kaken Pharmaceutical Co. Ltd.	3,600	94,621
#	Kamakura Shinsho Ltd.	4,000	14,980
	Kameda Seika Co. Ltd.	1,800	45,390
	Kamei Corp.	3,600	71,882
	Kamigumi Co. Ltd.	1,100	38,495
#	Kanaden Corp.	3,200	44,131
	Kanadevia Corp.	20,400	134,695
#	Kanagawa Chuo Kotsu Co. Ltd.	800	18,999
	Kanamic Network Co. Ltd.	1,800	5,744
	Kanamoto Co. Ltd.	4,200	101,300
	Kaneka Corp.	6,500	197,105
#	Kaneko Seeds Co. Ltd.	1,800	17,312

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanematsu Corp.	19,010	$249,690
	Kanemi Co. Ltd.	500	11,390
	Kansai Paint Co. Ltd.	10,400	165,977
	Kanto Denka Kogyo Co. Ltd.	3,600	30,122
#	Kappa Create Co. Ltd.	2,000	20,397
#	Kasumigaseki Capital Co. Ltd.	1,500	72,792
	Katakura Industries Co. Ltd.	2,700	51,330
	Katitas Co. Ltd.	6,500	128,431
	Kato Sangyo Co. Ltd.	2,500	105,227
	Kato Works Co. Ltd.	1,600	14,156
	Kawada Technologies, Inc.	1,800	54,511
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	22,768
#	KeePer Technical Laboratory Co. Ltd.	1,600	33,127
	Keihan Holdings Co. Ltd.	7,700	171,046
	Keihanshin Building Co. Ltd.	4,100	50,844
	Keikyu Corp.	15,193	149,322
	Keio Corp.	10,900	271,861
	KEIWA, Inc.	1,600	13,737
	Keiyo Bank Ltd.	16,700	200,652
	Kenko Mayonnaise Co. Ltd.	2,000	25,929
	KH Neochem Co. Ltd.	4,500	74,019
#	Kibun Foods, Inc.	1,500	10,678
	Kimura Chemical Plants Co. Ltd.	3,300	26,964
#	King Jim Co. Ltd.	3,000	15,766
#	Kinki Sharyo Co. Ltd.	700	11,131
#	Kintetsu Department Store Co. Ltd.	1,200	14,098
	Kissei Pharmaceutical Co. Ltd.	3,800	113,183
	Ki-Star Real Estate Co. Ltd.	1,100	44,995
	Kitagawa Corp.	1,600	18,320
	Kita-Nippon Bank Ltd.	1,000	30,382
	Kitano Construction Corp.	2,800	28,089
	Kitz Corp.	7,900	103,107
	Kiyo Bank Ltd.	7,900	192,932
*	KNT-CT Holdings Co. Ltd.	900	10,165
	Koa Corp.	4,700	47,362
#	Koatsu Gas Kogyo Co. Ltd.	3,600	26,130
#	Kobe Electric Railway Co. Ltd.	899	14,390
		Shares	Value»
JAPAN — (Continued)
	Kohnan Shoji Co. Ltd.	2,700	$67,950
	Kohsoku Corp.	200	3,888
	Koike Sanso Kogyo Co. Ltd.	2,000	24,293
#	Kojima Co. Ltd.	5,300	42,824
	Kokuyo Co. Ltd.	11,700	68,550
	Komatsu Matere Co. Ltd.	4,200	23,606
	Komatsu Wall Industry Co. Ltd.	2,400	44,046
	KOMEDA Holdings Co. Ltd.	5,200	95,328
	Komehyo Holdings Co. Ltd.	800	17,270
	Komeri Co. Ltd.	4,600	98,158
	Komori Corp.	4,700	51,016
#	Konaka Co. Ltd.	1,760	2,845
#	Kondotec, Inc.	2,900	27,967
	Konica Minolta, Inc.	59,200	259,133
	Konishi Co. Ltd.	8,000	67,486
	Konoike Transport Co. Ltd.	2,900	62,417
#	Konoshima Chemical Co. Ltd.	800	8,440
#	Kosaido Holdings Co. Ltd.	9,500	30,662
#	Kose Holdings Corp.	4,200	149,840
#	Koshidaka Holdings Co. Ltd.	5,700	44,011
#	Kotobuki Spirits Co. Ltd.	10,400	120,784
	Kotobukiya Co. Ltd.	600	5,773
	Kozo Keikaku Engineering Holdings, Inc.	1,000	20,240
	KPP Group Holdings Co. Ltd.	3,900	22,290
	Kraftia Corp.	1,868	97,419
	Krosaki Harima Corp.	1,200	32,560
	KRS Corp.	2,000	38,630
	K's Holdings Corp.	15,400	160,158
	KU Holdings Co. Ltd.	2,400	19,538
#	Kumagai Gumi Co. Ltd.	17,200	193,038
	Kumiai Chemical Industry Co. Ltd.	10,467	47,618
	Kura Sushi, Inc.	2,800	61,596
	Kurabo Industries Ltd.	1,800	105,746
	Kuraray Co. Ltd.	30,300	327,104
	Kureha Corp.	6,000	170,396
#	Kurimoto Ltd.	10,000	111,054
	Kuriyama Holdings Corp.	1,000	10,997
	Kusuri No. Aoki Holdings Co. Ltd.	4,500	117,946
	KYB Corp.	4,000	113,643
	Kyodo Printing Co. Ltd.	3,600	38,106

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyoei Steel Ltd.	2,900	$46,741
	Kyokuto Boeki Kaisha Ltd.	1,600	19,818
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	81,171
#	Kyokuto Securities Co. Ltd.	2,600	29,068
	Kyokuyo Co. Ltd.	1,500	49,936
	Kyorin Pharmaceutical Co. Ltd.	4,500	47,230
	Kyoritsu Maintenance Co. Ltd.	7,800	141,834
	Kyosan Electric Manufacturing Co. Ltd.	5,000	21,757
#	Kyowa Electronic Instruments Co. Ltd.	5,600	26,863
	Kyowa Leather Cloth Co. Ltd.	900	6,343
	Kyushu Financial Group, Inc.	37,323	279,768
	LA Holdings Co. Ltd.	500	32,319
#	Lacto Japan Co. Ltd.	900	20,495
	LEC, Inc.	3,100	20,642
	Leopalace21 Corp.	25,200	112,651
	Life Corp.	4,600	75,921
	Lifedrink Co., Inc.	5,700	59,771
#	LIFULL Co. Ltd.	8,200	9,312
	LIKE, Inc.	1,600	15,819
	Link & Motivation, Inc.	3,900	12,708
	Lintec Corp.	4,700	145,008
	Lion Corp.	25,000	267,998
	LITALICO, Inc.	2,500	19,234
	Lixil Corp.	7,600	87,185
	Loadstar Capital KK	1,600	31,196
#	Look Holdings, Inc.	700	11,173
	M&A Capital Partners Co. Ltd.	1,400	28,516
	Mabuchi Motor Co. Ltd.	24,800	232,969
#	Macbee Planet, Inc.	800	7,619
	Macnica Holdings, Inc.	6,300	108,017
	Maeda Kosen Co. Ltd.	5,600	67,022
#	Maezawa Kasei Industries Co. Ltd.	2,100	31,310
	Maezawa Kyuso Industries Co. Ltd.	2,400	25,384
	Makino Milling Machine Co. Ltd.	2,800	206,351
	Management Solutions Co. Ltd.	1,100	9,267
	Mandom Corp.	5,600	114,800
	Mani, Inc.	10,000	98,658
		Shares	Value»
JAPAN — (Continued)
	MarkLines Co. Ltd.	1,500	$15,160
	Mars Group Holdings Corp.	1,800	37,974
	Marubun Corp.	1,900	16,843
	Marudai Food Co. Ltd.	2,600	38,557
	Maruha Nichiro Corp.	17,556	158,118
	Maruichi Steel Tube Ltd.	21,600	214,032
#	Marusan Securities Co. Ltd.	6,200	42,387
	Maruzen CHI Holdings Co. Ltd.	400	864
	Maruzen Showa Unyu Co. Ltd.	1,600	87,042
#	Marvelous, Inc.	3,300	10,245
	Matching Service Japan Co. Ltd.	600	4,085
	Matsuda Sangyo Co. Ltd.	2,125	84,414
#	Matsui Construction Co. Ltd.	3,400	32,980
	Matsui Securities Co. Ltd.	16,500	97,078
	Matsuoka Corp.	700	11,459
#	Matsuyafoods Holdings Co. Ltd.	800	34,102
	Max Co. Ltd.	2,700	114,173
	Maxell Ltd.	5,200	74,807
	Maxvalu Tokai Co. Ltd.	1,200	29,072
	MCJ Co. Ltd.	8,900	90,694
	MEC Co. Ltd.	2,100	75,395
	Media Do Co. Ltd.	900	9,547
	Medical System Network Co. Ltd.	2,400	8,077
	Medikit Co. Ltd.	800	15,438
#*	Medley, Inc.	3,500	54,049
	Megachips Corp.	500	27,386
	Megmilk Snow Brand Co. Ltd.	7,400	161,164
	Meidensha Corp.	4,600	180,276
	Meiji Electric Industries Co. Ltd.	1,400	21,340
	Meiji Shipping Group Co. Ltd.	1,700	7,879
	Meiko Electronics Co. Ltd.	3,400	278,836
	Meisei Industrial Co. Ltd.	5,000	55,720
	MEITEC Group Holdings, Inc.	9,100	203,557
	Meito Co. Ltd.	1,200	19,926
	Meiwa Corp.	4,100	24,516
	Meiwa Estate Co. Ltd.	1,600	11,817
#	Menicon Co. Ltd.	7,200	75,505

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mercari, Inc.	14,900	$330,665
#	Mercuria Holdings Co. Ltd.	2,600	13,917
	METAWATER Co. Ltd.	3,600	77,108
	Micronics Japan Co. Ltd.	3,600	208,147
#	Midac Holdings Co. Ltd.	2,400	31,065
#	Mie Kotsu Group Holdings, Inc.	5,900	21,136
	Mikuni Corp.	2,700	6,765
	Milbon Co. Ltd.	3,000	49,290
	MIMAKI ENGINEERING Co. Ltd.	1,900	21,725
#	Mirai Industry Co. Ltd.	700	15,165
#	Miraial Co. Ltd.	1,100	9,090
	Mirait One Corp.	11,100	266,354
	Mirarth Holdings, Inc.	14,600	37,271
	Miroku Jyoho Service Co. Ltd.	2,800	34,969
	Mitani Corp.	4,800	73,929
#	Mitani Sangyo Co. Ltd.	3,900	15,213
	Mitani Sekisan Co. Ltd.	1,200	59,422
	Mito Securities Co. Ltd.	10,500	40,888
#	Mitsuba Corp.	5,000	42,254
	Mitsubishi Kakoki Kaisha Ltd.	3,000	63,695
	Mitsubishi Logistics Corp.	18,500	158,026
	Mitsubishi Materials Corp.	14,900	428,585
	Mitsubishi Paper Mills Ltd.	6,500	28,063
#	Mitsubishi Pencil Co. Ltd.	4,300	63,787
	Mitsubishi Research Institute, Inc.	1,100	34,547
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	27,956
	Mitsuboshi Belting Ltd.	2,000	52,102
	Mitsui DM Sugar Co. Ltd.	1,800	39,127
#	Mitsui High-Tec, Inc.	10,500	50,773
#	Mitsui Matsushima Holdings Co. Ltd.	5,500	50,854
	Mitsui-Soko Holdings Co. Ltd.	6,300	147,364
	Mitsuuroko Group Holdings Co. Ltd.	4,400	61,892
		Shares	Value»
JAPAN — (Continued)
	Miura Co. Ltd.	9,200	$189,171
	MIXI, Inc.	4,400	77,455
#	Miyaji Engineering Group, Inc.	3,600	45,347
#	Miyazaki Bank Ltd.	2,000	100,810
	Miyoshi Oil & Fat Co. Ltd.	1,100	17,742
	Mizuho Leasing Co. Ltd.	15,000	138,490
	Mizuho Medy Co. Ltd.	1,200	13,838
	Mizuno Corp.	6,000	124,309
	Mochida Pharmaceutical Co. Ltd.	2,600	60,952
	Monogatari Corp.	3,600	96,666
	MORESCO Corp.	1,100	13,457
	Morinaga & Co. Ltd.	9,400	164,395
	Morinaga Milk Industry Co. Ltd.	10,000	258,239
	Moriroku Co. Ltd.	1,900	29,852
	Morita Holdings Corp.	3,900	70,747
	Morito Co. Ltd.	2,600	30,290
#	Mory Industries, Inc.	4,500	29,188
	MOS Food Services, Inc.	2,500	68,105
	MrMax Holdings Ltd.	4,600	23,386
	MTG Co. Ltd.	500	13,670
#	Mugen Estate Co. Ltd.	1,600	21,600
	m-up Holdings, Inc.	9,400	50,228
	Murakami Corp.	1,000	41,983
	Musashi Seimitsu Industry Co. Ltd.	5,800	102,647
	Musashino Bank Ltd.	4,100	146,324
	Nabtesco Corp.	700	18,968
#	NAC Co. Ltd.	2,200	7,721
	Nachi-Fujikoshi Corp.	2,600	82,309
#	Nafco Co. Ltd.	2,100	29,583
	Nagaileben Co. Ltd.	1,700	19,640
	Nagano Keiki Co. Ltd.	2,100	36,179
	Nagase & Co. Ltd.	9,100	236,515
	Nagase Brothers, Inc.	900	15,442
#	Nagoya Railroad Co. Ltd.	20,600	230,232
	Nakabayashi Co. Ltd.	3,300	12,580
#	Nakamoto Packs Co. Ltd.	700	8,982
#	Nakamuraya Co. Ltd.	600	11,847
	Nakanishi, Inc.	9,300	130,395
	Nakayama Steel Works Ltd.	3,500	14,249
	Namura Shipbuilding Co. Ltd.	7,996	217,972
	Nankai Electric Railway Co. Ltd.	10,900	201,842
	Nanto Bank Ltd.	3,500	151,056
#	Natori Co. Ltd.	1,400	17,058

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NEC Capital Solutions Ltd.	900	$23,700
	Neturen Co. Ltd.	3,800	32,475
	New Art Holdings Co. Ltd.	1,100	10,351
	New Japan Chemical Co. Ltd.	6,200	9,316
	Nextage Co. Ltd.	6,300	133,467
#*	NexTone, Inc.	500	5,474
#	NF Holdings Corp.	600	4,643
	Nice Corp.	1,300	16,319
	Nichia Steel Works Ltd.	4,000	9,555
	Nichias Corp.	6,400	321,081
#	Nichiban Co. Ltd.	1,500	19,046
	Nichicon Corp.	5,900	64,568
	Nichiden Corp.	1,800	29,398
	Nichiha Corp.	3,300	72,638
	Nichimo Co. Ltd.	1,000	16,295
	Nichirei Corp.	22,300	276,722
	Nichireki Group Co. Ltd.	3,400	52,986
	Nichirin Co. Ltd.	1,430	33,987
	Nifco, Inc.	6,797	211,618
	Nihon Dempa Kogyo Co. Ltd.	2,700	17,875
	Nihon Dengi Co. Ltd.	1,200	82,183
	Nihon Denkei Co. Ltd.	1,050	16,022
	Nihon Flush Co. Ltd.	3,200	16,993
#	Nihon House Holdings Co. Ltd.	5,600	11,774
	Nihon Kagaku Sangyo Co. Ltd.	1,900	32,503
	Nihon Kohden Corp.	7,100	78,713
	Nihon M&A Center Holdings, Inc.	40,900	187,840
	Nihon Nohyaku Co. Ltd.	6,100	40,047
	Nihon Parkerizing Co. Ltd.	11,000	104,861
	Nihon Plast Co. Ltd.	1,700	4,975
	Nihon Tokushu Toryo Co. Ltd.	1,400	21,206
	Nihon Yamamura Glass Co. Ltd.	800	15,978
	Nikkiso Co. Ltd.	6,200	71,520
	Nikko Co. Ltd.	4,200	22,140
	Nikkon Holdings Co. Ltd.	13,800	327,136
	Nikon Corp.	2,800	35,243
	Nippn Corp.	7,000	119,493
	Nippon Air Conditioning Services Co. Ltd.	4,600	44,009
	Nippon Aqua Co. Ltd.	1,700	9,725
		Shares	Value»
JAPAN — (Continued)
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	$48,245
	Nippon Carbide Industries Co., Inc.	1,100	19,324
#	Nippon Carbon Co. Ltd.	1,200	35,759
#	Nippon Chemical Industrial Co. Ltd.	1,300	27,502
*	Nippon Chemi-Con Corp.	2,900	28,152
#*	Nippon Coke & Engineering Co. Ltd.	32,300	22,963
#	Nippon Concrete Industries Co. Ltd.	8,400	18,669
	Nippon Denko Co. Ltd.	15,100	37,545
	Nippon Densetsu Kogyo Co. Ltd.	4,700	106,014
	Nippon Electric Glass Co. Ltd.	7,142	310,605
	Nippon Gas Co. Ltd.	11,500	218,098
	Nippon Hume Corp.	6,600	68,520
	Nippon Kayaku Co. Ltd.	25,100	291,703
#	Nippon Kodoshi Corp.	400	8,708
	Nippon Light Metal Holdings Co. Ltd.	9,580	169,012
	Nippon Paper Industries Co. Ltd.	20,000	151,869
	Nippon Parking Development Co. Ltd.	23,500	43,353
	Nippon Rietec Co. Ltd.	1,500	21,631
	Nippon Seiki Co. Ltd.	5,800	93,932
	Nippon Seisen Co. Ltd.	1,500	12,176
	Nippon Sharyo Ltd.	1,200	28,524
*	Nippon Sheet Glass Co. Ltd.	12,000	53,315
	Nippon Shinyaku Co. Ltd.	6,500	216,969
	Nippon Shokubai Co. Ltd.	16,800	241,967
	Nippon Signal Co. Ltd.	7,000	60,028
	Nippon Soda Co. Ltd.	5,600	133,645
	Nippon Thompson Co. Ltd.	6,500	38,655
	Nippon Yakin Kogyo Co. Ltd.	1,660	51,381
	Nipro Corp.	17,500	160,819
	Nishikawa Rubber Co. Ltd.	3,800	90,655

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishimatsu Construction Co. Ltd.	3,200	$119,081
	Nishi-Nippon Financial Holdings, Inc.	15,100	365,738
	Nishi-Nippon Railroad Co. Ltd.	7,200	132,598
	Nishio Holdings Co. Ltd.	2,600	80,770
#	Nissan Shatai Co. Ltd.	13,100	84,240
	Nissei ASB Machine Co. Ltd.	1,000	40,649
#	Nissei Plastic Industrial Co. Ltd.	1,400	7,892
	Nissha Co. Ltd.	4,900	39,617
	Nisshin Group Holdings Co. Ltd.	5,400	28,181
	Nisshin Oillio Group Ltd.	3,100	113,183
	Nisshinbo Holdings, Inc.	17,536	162,587
	Nisso Holdings Co. Ltd.	2,300	10,299
	Nissui Corp.	35,600	300,110
	Nitta Corp.	2,600	68,502
	Nitta Gelatin, Inc.	2,000	16,274
#	Nittetsu Mining Co. Ltd.	8,000	185,642
#	Nitto Boseki Co. Ltd.	1,400	133,607
	Nitto Fuji Flour Milling Co. Ltd.	400	18,065
#	Nitto Kogyo Corp.	3,700	98,985
	Nitto Kohki Co. Ltd.	1,300	15,767
	Nitto Seiko Co. Ltd.	6,200	28,923
	Nittoc Construction Co. Ltd.	3,500	29,482
	Nittoku Co. Ltd.	1,300	19,715
	Noda Corp.	800	3,502
	Noevir Holdings Co. Ltd.	2,400	72,464
	Nojima Corp.	20,100	140,251
	NOK Corp.	6,435	125,325
	Nomura Co. Ltd.	2,700	23,865
	Noritake Co. Ltd.	2,800	111,236
	Noritsu Koki Co. Ltd.	8,700	124,007
	Noritz Corp.	4,000	53,482
	North Pacific Bank Ltd.	32,300	192,963
	NPC, Inc.	3,700	17,680
	NPR-RIKEN Corp.	3,314	77,944
#	NS Tool Co. Ltd.	2,000	10,859
	NS United Kaiun Kaisha Ltd.	1,700	75,841
	NSD Co. Ltd.	8,060	169,166
	NSK Ltd.	37,007	257,367
	NSW, Inc.	1,200	19,184
	NTN Corp.	51,500	123,432
		Shares	Value»
JAPAN — (Continued)
#*	Nxera Pharma Co. Ltd.	8,100	$42,694
	Oat Agrio Co. Ltd.	900	12,383
	Obara Group, Inc.	1,600	39,086
#	Oenon Holdings, Inc.	5,000	14,419
	Ogaki Kyoritsu Bank Ltd.	4,200	153,396
	Ohara, Inc.	700	4,849
	Ohashi Technica, Inc.	3,400	25,208
	Ohba Co. Ltd.	1,400	10,448
	Ohmoto Gumi Co. Ltd.	1,800	18,307
	Ohsho Food Service Corp.	5,400	109,950
	Oiles Corp.	2,973	46,767
#	Oisix ra daichi, Inc.	1,500	13,909
	Oita Bank Ltd.	1,600	84,892
#	Okabe Co. Ltd.	4,000	24,681
	Okamoto Industries, Inc.	1,200	42,730
	Okamoto Machine Tool Works Ltd.	700	21,972
	Okamura Corp.	7,900	121,250
	Okasan Securities Group, Inc.	19,900	113,958
	Oki Electric Industry Co. Ltd.	11,500	151,743
	Okinawa Cellular Telephone Co.	5,000	104,810
	Okinawa Electric Power Co., Inc.	5,325	37,821
	Okinawa Financial Group, Inc.	2,860	97,425
	OKUMA Corp.	6,200	153,877
	Okumura Corp.	3,500	145,762
#	Okura Industrial Co. Ltd.	1,400	43,166
#	Okuwa Co. Ltd.	3,000	16,885
	Onoken Co. Ltd.	2,900	26,717
	Onward Holdings Co. Ltd.	12,700	60,229
	Ootoya Holdings Co. Ltd.	700	29,656
	Open Up Group, Inc.	7,200	86,554
	Optex Group Co. Ltd.	3,800	58,998
#*	Optim Corp.	1,200	3,861
	Optimus Group Co. Ltd.	4,600	10,545
	Optorun Co. Ltd.	300	3,959
#	Orient Corp.	4,810	34,195
	Oriental Shiraishi Corp.	13,900	36,909
#	Oro Co. Ltd.	700	9,513
	Osaka Organic Chemical Industry Ltd.	1,800	47,348
#	Osaka Steel Co. Ltd.	1,500	30,551

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	OSAKA Titanium Technologies Co. Ltd.	2,800	$41,696
	Osaki Electric Co. Ltd.	6,000	48,213
	OSG Corp.	10,600	178,998
	OUG Holdings, Inc.	500	12,869
	Oyo Corp.	2,700	50,271
#	Ozu Corp.	600	7,001
	Pacific Industrial Co. Ltd.	6,100	118,931
#	Pacific Metals Co. Ltd.	2,400	45,251
	Pack Corp.	4,200	35,222
	PAL GROUP Holdings Co. Ltd.	7,400	79,429
	PALTAC Corp.	2,900	90,753
	Park24 Co. Ltd.	12,800	178,377
	Parker Corp.	2,400	22,971
	Pasona Group, Inc.	3,900	50,227
	Pegasus Co. Ltd.	2,600	12,204
	Penta-Ocean Construction Co. Ltd.	30,200	316,955
#	People Dreams & Technologies Group Co. Ltd.	900	8,960
	Pharma Foods International Co. Ltd.	1,300	5,652
	PHC Holdings Corp.	2,500	17,546
#*	PIA Corp.	800	13,812
#	Pickles Holdings Co. Ltd.	2,400	19,427
	Pigeon Corp.	15,000	156,324
	PILLAR Corp.	2,000	83,514
	Pilot Corp.	3,800	119,474
	Piolax, Inc.	2,300	25,857
#*	PKSHA Technology, Inc.	1,600	32,667
#*	Plaid, Inc.	2,000	9,896
	Plus Alpha Consulting Co. Ltd.	3,500	50,280
#	Pole To Win Holdings, Inc.	5,100	10,436
	Port, Inc.	1,800	25,364
	Premium Group Co. Ltd.	4,800	56,032
	Premium Water Holdings, Inc.	400	8,644
	Press Kogyo Co. Ltd.	9,000	50,867
	Prestige International, Inc.	15,500	69,467
	Prima Meat Packers Ltd.	3,000	53,590
	Procrea Holdings, Inc.	3,104	53,812
		Shares	Value»
JAPAN — (Continued)
#	Pronexus, Inc.	2,300	$17,219
#	Pro-Ship, Inc.	1,800	18,797
	PS Construction Co. Ltd.	1,110	21,810
	Punch Industry Co. Ltd.	2,600	8,342
	QB Net Holdings Co. Ltd.	1,400	12,579
	Qol Holdings Co. Ltd.	3,800	52,181
	Quick Co. Ltd.	6,600	37,121
#	Raccoon Holdings, Inc.	2,900	12,083
	Raito Kogyo Co. Ltd.	4,700	106,278
	Raiznext Corp.	4,600	75,018
	Raksul, Inc.	7,500	98,580
	Rakus Co. Ltd.	10,600	60,328
#	Rasa Corp.	1,400	18,551
	Rasa Industries Ltd.	800	37,856
	Relo Group, Inc.	9,600	109,053
#	Renaissance, Inc.	1,600	11,265
	Rengo Co. Ltd.	25,300	216,739
#*	RENOVA, Inc.	6,700	29,962
	Resorttrust, Inc.	23,000	268,009
	Restar Corp.	2,800	53,298
#	Retail Partners Co. Ltd.	3,200	27,951
	Rheon Automatic Machinery Co. Ltd.	2,000	19,907
	Ricoh Leasing Co. Ltd.	1,500	58,128
#	Ride On Express Holdings Co. Ltd.	1,200	8,006
	Riken Keiki Co. Ltd.	3,000	64,071
	Riken Technos Corp.	5,600	60,363
	Riken Vitamin Co. Ltd.	2,200	44,232
#	Ringer Hut Co. Ltd.	1,800	26,214
	Rion Co. Ltd.	1,400	24,851
	Riso Kagaku Corp.	2,000	15,790
#	Riso Kyoiku Group Corp.	5,580	7,444
#	Rix Corp.	700	16,756
#	Rock Field Co. Ltd.	1,100	9,919
#	Rokko Butter Co. Ltd.	1,700	13,062
	Roland Corp.	2,000	49,366
#	Rorze Corp.	7,700	163,117
	Round One Corp.	16,100	113,743
	Royal Holdings Co. Ltd.	5,400	46,301
	Ryobi Ltd.	3,200	56,339
	RYODEN Corp.	2,300	54,828
#	Ryoyo Ryosan Holdings, Inc.	2,892	58,285
	S Foods, Inc.	2,300	45,302
	S&B Foods, Inc.	2,000	56,493
#	Sac's Bar Holdings, Inc.	3,250	17,111

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sagami Holdings Corp.	1,400	$17,467
	Sagami Rubber Industries Co. Ltd.	1,000	4,417
	Saibu Gas Holdings Co. Ltd.	2,800	43,269
	Saizeriya Co. Ltd.	2,700	109,218
	Sakai Chemical Industry Co. Ltd.	2,200	47,346
	Sakai Heavy Industries Ltd.	1,200	17,050
	Sakai Moving Service Co. Ltd.	3,400	64,179
	Sakata INX Corp.	5,200	79,743
	Sakata Seed Corp.	2,300	60,497
	Sala Corp.	7,300	52,353
#	Samco, Inc.	900	27,657
	San Holdings, Inc.	4,400	42,253
	San ju San Financial Group, Inc.	2,700	87,595
	San-A Co. Ltd.	5,000	95,318
	San-Ai Obbli Co. Ltd.	6,600	93,794
	Sangetsu Corp.	5,000	102,073
	San-In Godo Bank Ltd.	16,200	165,715
*	Sanken Electric Co. Ltd.	2,400	113,126
	Sanki Engineering Co. Ltd.	5,000	215,402
	Sanko Gosei Ltd.	2,900	18,069
	Sankyo Frontier Co. Ltd.	1,200	16,506
	Sankyo Seiko Co. Ltd.	4,000	20,374
	Sankyo Tateyama, Inc.	2,800	11,662
	Sankyu, Inc.	3,418	203,629
#	Sanoh Industrial Co. Ltd.	5,400	29,812
*	Sansan, Inc.	6,900	66,679
	Sansei Technologies, Inc.	1,200	18,857
	Sansha Electric Manufacturing Co. Ltd.	800	5,249
	Sanshin Electronics Co. Ltd.	2,000	40,567
	Santec Holdings Corp.	600	40,417
	Sanyo Chemical Industries Ltd.	1,600	57,161
	Sanyo Denki Co. Ltd.	3,000	80,663
#	Sanyo Electric Railway Co. Ltd.	3,300	43,247
	Sanyo Shokai Ltd.	1,900	54,040
	Sanyo Trading Co. Ltd.	2,600	26,720
		Shares	Value»
JAPAN — (Continued)
	Sato Corp.	3,000	$45,012
#	Sato Shoji Corp.	2,600	39,595
	Satori Electric Co. Ltd.	2,600	31,615
	Sawai Group Holdings Co. Ltd.	13,800	211,675
	SAXA, Inc.	400	17,053
#*	SBI ARUHI Corp.	1,300	7,467
	SBI Insurance Group Co. Ltd.	1,200	17,080
#	SBS Holdings, Inc.	2,300	57,337
	Scroll Corp.	4,700	39,624
	SEC Carbon Ltd.	1,000	17,331
	Seed Co. Ltd.	1,500	5,608
#	Segue Group Co. Ltd.	1,700	5,641
	Seika Corp.	4,800	72,212
	Seikagaku Corp.	5,200	23,497
	Seikitokyu Kogyo Co. Ltd.	1,400	15,126
	Seiko Group Corp.	3,300	164,851
	Seino Holdings Co. Ltd.	7,100	110,529
	Seiren Co. Ltd.	5,100	104,370
	Sekisui Jushi Corp.	3,700	49,786
*	Sekisui Kasei Co. Ltd.	3,500	9,564
	SEMITEC Corp.	800	12,445
	Senko Group Holdings Co. Ltd.	12,500	155,705
	Senshu Electric Co. Ltd.	2,000	74,737
	Senshu Ikeda Holdings, Inc.	29,200	154,575
#*	Senshukai Co. Ltd.	3,000	4,000
#	SERAKU Co. Ltd.	1,100	11,797
	Seria Co. Ltd.	4,800	114,051
	Seven Bank Ltd.	65,200	125,505
#	SFP Holdings Co. Ltd.	1,400	20,043
	Sharingtechnology, Inc.	2,400	18,037
#*	Sharp Corp.	22,900	104,508
	Shibaura Machine Co. Ltd.	2,500	68,826
	Shibaura Mechatronics Corp.	1,200	180,910
	Shibusawa Logistics Corp.	4,800	40,343
	Shibuya Corp.	2,000	45,545
#*	SHIFT, Inc.	18,000	85,337
	Shiga Bank Ltd.	4,699	240,321
	Shikibo Ltd.	900	6,285
	Shikoku Bank Ltd.	5,400	71,179
	Shikoku Electric Power Co., Inc.	18,800	190,304
	Shikoku Kasei Holdings Corp.	4,600	128,090

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shima Seiki Manufacturing Ltd.	3,200	$21,074
	Shimadaya Corp.	900	10,414
#	Shimizu Bank Ltd.	2,400	38,980
	Shimojima Co. Ltd.	1,200	10,748
	Shin Maint Holdings Co. Ltd.	1,400	11,043
	Shin Nippon Air Technologies Co. Ltd.	2,400	51,029
	Shinagawa Refra Co. Ltd.	4,500	62,459
	Shindengen Electric Manufacturing Co. Ltd.	1,400	33,156
	Shin-Etsu Polymer Co. Ltd.	5,000	65,313
#	Shinko Shoji Co. Ltd.	4,000	27,894
	Shinmaywa Industries Ltd.	7,700	108,801
	Shinnihon Corp.	3,400	43,893
	Shinnihonseiyaku Co. Ltd.	2,200	29,268
	Shinsho Corp.	3,000	51,584
	Shinwa Co. Ltd. (3447 JP)	1,700	10,424
	Shinwa Co. Ltd. (7607 JP)	1,500	30,363
	Ship Healthcare Holdings, Inc.	9,600	158,245
	Shizuoka Gas Co. Ltd.	5,100	40,369
	SHO-BOND Holdings Co. Ltd.	13,600	122,084
	Shoei Co. Ltd.	6,000	69,047
#	Shoei Foods Corp.	600	15,805
	Showa Sangyo Co. Ltd.	2,000	40,742
	Sigma Koki Co. Ltd.	700	7,099
	SIGMAXYZ Holdings, Inc.	6,800	34,356
	Siix Corp.	3,600	29,426
*	Simplex Holdings, Inc.	11,600	71,915
	Sinanen Holdings Co. Ltd.	1,000	41,230
	Sinfonia Technology Co. Ltd.	3,599	243,566
	Sinko Industries Ltd.	7,200	69,136
	Sintokogio Ltd.	5,338	39,358
	SK Kaken Co. Ltd.	200	13,800
	SK-Electronics Co. Ltd.	1,300	28,019
	SKY Perfect JSAT Holdings, Inc.	17,800	257,297
#	Smaregi, Inc.	600	10,605
#	SMK Corp.	500	8,984
		Shares	Value»
JAPAN — (Continued)
	SMS Co. Ltd.	7,700	$81,486
	Socionext, Inc.	18,453	246,924
	Soda Nikka Co. Ltd.	3,100	23,462
	Sodick Co. Ltd.	5,800	39,221
	Softcreate Holdings Corp.	1,800	24,152
	Software Service, Inc.	400	33,057
	Soken Chemical & Engineering Co. Ltd.	1,600	29,186
	Solasto Corp.	6,800	40,260
	Soliton Systems KK	1,500	18,965
	Sotetsu Holdings, Inc.	9,700	175,317
	Sotoh Co. Ltd.	600	3,121
	Space Co. Ltd.	4,280	42,719
	Sparx Group Co. Ltd.	2,360	25,136
	SPK Corp.	1,000	15,017
	S-Pool, Inc.	900	1,498
	Sprix, Inc.	1,600	13,279
	SRA Holdings	1,000	36,358
#	SRE Holdings Corp.	1,600	30,610
#	SRS Holdings Co. Ltd.	2,500	20,138
	ST Corp.	2,100	20,742
	ST HD Co. Ltd.	2,640	47,511
	St. Marc Holdings Co. Ltd.	1,700	30,913
	Stanley Electric Co. Ltd.	11,300	222,612
	Star Mica Holdings Co. Ltd.	3,600	33,991
	Starts Corp., Inc.	3,800	120,555
	Starzen Co. Ltd.	6,000	51,254
	Stella Chemifa Corp.	1,500	51,541
	Step Co. Ltd.	1,500	23,752
	Strike Co. Ltd.	2,300	62,688
#	Studio Alice Co. Ltd.	1,100	14,167
#	Subaru Enterprise Co. Ltd.	1,000	19,552
#	Sugimoto & Co. Ltd.	3,000	27,550
	SUMCO Corp.	42,000	438,481
	Sumida Corp.	3,300	25,268
	Suminoe Co. Ltd.	1,800	14,794
#	Sumiseki Holdings, Inc.	3,700	16,084
	Sumitomo Bakelite Co. Ltd.	2,000	70,440
#	Sumitomo Chemical Co. Ltd.	1,392	4,235
	Sumitomo Heavy Industries Ltd.	7,500	233,510
	Sumitomo Osaka Cement Co. Ltd.	4,000	107,811
	Sumitomo Seika Chemicals Co. Ltd.	900	31,204
	Sumitomo Warehouse Co. Ltd.	7,300	175,112

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sun Frontier Fudousan Co. Ltd.	3,700	$58,690
#	Suncall Corp.	1,500	9,286
	Sundrug Co. Ltd.	5,300	141,129
	Sun-Wa Technos Corp.	1,500	29,137
	Suruga Bank Ltd.	20,500	257,479
#	Suzuden Corp.	1,100	12,210
	Suzuken Co. Ltd.	6,000	241,858
	Suzuki Co. Ltd.	1,400	22,630
	SWCC Corp.	4,300	320,484
	System Research Co. Ltd.	1,200	15,255
	System Support Holdings, Inc.	2,000	18,076
	Systena Corp.	34,600	113,540
#	Syuppin Co. Ltd.	4,900	36,755
	T Hasegawa Co. Ltd.	3,100	57,029
	T RAD Co. Ltd.	1,100	60,746
	Tachibana Eletech Co. Ltd.	2,500	49,232
	Tachikawa Corp.	2,700	33,761
	Tachi-S Co. Ltd.	4,300	58,615
	Tadano Ltd.	13,200	97,554
	Taihei Dengyo Kaisha Ltd.	6,000	86,676
	Taiheiyo Cement Corp.	2,400	65,950
	Taiho Kogyo Co. Ltd.	1,900	10,412
	Taikisha Ltd.	5,200	116,163
	Taiko Bank Ltd.	1,100	16,881
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	800	13,355
	Taiyo Holdings Co. Ltd.	7,000	226,568
	Taiyo Yuden Co. Ltd.	14,500	306,610
	Takamatsu Construction Group Co. Ltd.	2,100	51,949
#	Takamiya Co. Ltd.	1,700	4,859
	Takaoka Toko Co. Ltd.	1,200	35,872
	Takara & Co. Ltd.	1,500	41,160
	Takara Bio, Inc.	5,600	29,418
	Takara Holdings, Inc.	18,700	193,139
	Takara Standard Co. Ltd.	4,000	76,378
	Takasago International Corp.	10,500	102,531
	Takashimaya Co. Ltd.	20,800	259,989
	Takasho Co. Ltd.	1,700	4,416
	Takatori Corp.	400	3,823
#	Take & Give Needs Co. Ltd.	1,300	6,695
#	TAKEBISHI Corp.	1,400	20,699
		Shares	Value»
JAPAN — (Continued)
	Takeuchi Manufacturing Co. Ltd.	3,400	$140,774
#	Taki Chemical Co. Ltd.	500	12,706
#	Tama Home Co. Ltd.	1,900	45,643
	Tamron Co. Ltd.	16,000	106,803
	Tamura Corp.	11,000	45,338
#	Tanseisha Co. Ltd.	5,900	58,379
	Taoka Chemical Co. Ltd.	1,000	7,323
	Tayca Corp.	1,900	17,123
	Tazmo Co. Ltd.	1,200	19,620
#	Tbk Co. Ltd.	2,800	6,828
#	TDC Soft, Inc.	5,200	41,202
	TechMatrix Corp.	5,200	71,124
#	Techno Medica Co. Ltd.	700	10,082
	Techno Ryowa Ltd.	1,500	75,547
	Techno Smart Corp.	700	9,361
	Teijin Ltd.	21,600	208,966
	Teikoku Electric Manufacturing Co. Ltd.	2,300	45,330
#	Teikoku Sen-I Co. Ltd.	2,900	56,306
	Teikoku Tsushin Kogyo Co. Ltd.	800	14,172
	Tekken Corp.	1,800	56,687
	Temairazu, Inc.	400	8,036
#	Tenpos Holdings Co. Ltd.	700	17,039
	Tera Probe, Inc.	500	23,756
	Terasaki Electric Co. Ltd.	700	20,047
	TESEC Corp.	700	13,337
	Tess Holdings Co. Ltd.	6,500	15,485
	Tigers Polymer Corp.	1,400	8,721
	TKC Corp.	2,400	63,103
	Toa Corp. (1885 JP)	9,600	195,227
	Toa Corp. (6809 JP)	2,600	27,783
	TOA ROAD Corp.	3,000	33,818
	Toagosei Co. Ltd.	12,300	139,808
	TOBISHIMA HOLDINGS, Inc.	3,420	53,742
	Tobu Railway Co. Ltd.	12,500	220,680
	TOC Co. Ltd.	6,100	33,017
	Tocalo Co. Ltd.	8,200	137,185
	Tochigi Bank Ltd.	12,300	66,725
	Toda Corp.	25,600	223,455
*	Toda Kogyo Corp.	200	1,859
	Toei Co. Ltd.	400	14,561
	Toenec Corp.	7,000	92,733
	Toho Bank Ltd.	24,400	95,023
#	Toho Co. Ltd. (8142 JP)	2,700	22,343
	Toho Gas Co. Ltd.	5,600	185,508

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toho Holdings Co. Ltd.	4,700	$140,512
#	Toho Titanium Co. Ltd.	4,500	54,109
#*	Toho Zinc Co. Ltd.	2,700	28,909
	Tohoku Bank Ltd.	800	7,901
#	Tohokushinsha Film Corp.	5,400	22,175
	Tokai Carbon Co. Ltd.	25,500	176,444
	Tokai Corp.	2,500	39,850
	TOKAI Holdings Corp.	10,700	79,498
	Tokai Rika Co. Ltd.	6,900	139,853
	Tokai Tokyo Financial Holdings, Inc.	25,100	120,255
	Token Corp.	880	84,566
	Tokushu Tokai Paper Co. Ltd.	2,754	29,414
	Tokuyama Corp.	6,900	180,395
	Tokyo Base Co. Ltd.	2,400	6,559
	Tokyo Electron Device Ltd.	2,400	54,905
	Tokyo Energy & Systems, Inc.	4,100	48,756
	Tokyo Kiraboshi Financial Group, Inc.	3,024	197,435
	Tokyo Rope Manufacturing Co. Ltd.	600	6,510
#	Tokyo Sangyo Co. Ltd.	2,700	16,684
	Tokyo Seimitsu Co. Ltd.	3,752	339,933
	Tokyo Steel Manufacturing Co. Ltd.	6,600	64,441
	Tokyo Tekko Co. Ltd.	1,500	59,771
#	Tokyo Theatres Co., Inc.	600	5,815
	Tokyotokeiba Co. Ltd.	1,800	62,349
	Tokyu Construction Co. Ltd.	10,400	85,938
	Toli Corp.	6,000	29,577
	Tomato Bank Ltd.	900	9,368
	Tomoe Corp.	3,500	45,868
	Tomoe Engineering Co. Ltd.	3,000	37,461
	Tomoku Co. Ltd.	1,500	33,627
	TOMONY Holdings, Inc.	25,600	144,883
	Tomy Co. Ltd.	8,717	153,929
	Topre Corp.	4,300	70,049
	Topy Industries Ltd.	1,600	32,428
	Torex Semiconductor Ltd.	1,100	10,487
		Shares	Value»
JAPAN — (Continued)
#	Toridoll Holdings Corp.	4,600	$124,085
#	Torigoe Co. Ltd.	2,500	16,934
	Torishima Pump Manufacturing Co. Ltd.	2,000	27,970
	Tosei Corp.	8,400	85,575
	Toshiba TEC Corp.	4,500	75,677
	Tosho Co. Ltd.	2,800	13,544
	Totech Corp.	3,600	93,672
	Totetsu Kogyo Co. Ltd.	3,100	93,340
#	Tottori Bank Ltd.	600	6,645
#	Toumei Co. Ltd.	1,600	11,344
	Tow Co. Ltd.	4,500	11,009
	Towa Bank Ltd.	7,700	57,461
	Towa Pharmaceutical Co. Ltd.	3,000	69,872
	Toyo Denki Seizo KK	1,000	12,877
#	Toyo Gosei Co. Ltd.	600	34,396
#	Toyo Innovex Co. Ltd.	2,600	11,431
	Toyo Kanetsu KK	2,400	41,322
#	Toyo Tanso Co. Ltd.	1,900	66,384
	Toyobo Co. Ltd.	18,500	158,765
	Toyoda Gosei Co. Ltd.	9,600	260,812
	Toyota Boshoku Corp.	8,781	147,450
	TPR Co. Ltd.	6,600	57,358
	Transaction Co. Ltd.	4,800	37,023
	Transcosmos, Inc.	3,300	80,478
	TRE Holdings Corp.	6,356	70,535
#	Treasure Factory Co. Ltd.	1,400	15,413
	Trenders, Inc.	1,600	10,638
#	Tri Chemical Laboratories, Inc.	3,600	77,167
	Trusco Nakayama Corp.	5,200	82,183
	TS Tech Co. Ltd.	11,800	144,964
	TSI Holdings Co. Ltd.	8,125	55,421
#*	Tsubaki Nakashima Co. Ltd.	9,000	20,294
	Tsubakimoto Chain Co.	11,085	170,042
#	Tsubakimoto Kogyo Co. Ltd.	1,200	22,178
#	Tsuburaya Fields Holdings, Inc.	4,100	48,576
	Tsugami Corp.	5,000	103,996
	Tsukada Global Holdings, Inc.	1,900	6,999
	Tsukishima Holdings Co. Ltd.	4,000	76,853
	Tsukuba Bank Ltd.	5,500	18,187
	Tsumura & Co.	7,800	206,192
	Tsurumi Manufacturing Co. Ltd.	4,000	56,463

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsutsumi Jewelry Co. Ltd.	800	$13,640
	TV Asahi Holdings Corp.	3,400	78,632
	Tv Tokyo Holdings Corp.	1,500	44,367
	UACJ Corp.	16,812	266,092
	UBE Corp.	12,100	209,249
#	Ubicom Holdings, Inc.	800	5,373
	Uchida Yoko Co. Ltd.	6,000	80,655
	ULS Group, Inc.	3,000	11,060
	Ultrafabrics Holdings Co. Ltd.	600	2,902
	Ulvac, Inc.	2,500	134,230
	U-Next Holdings Co. Ltd.	6,600	79,453
	Unipres Corp.	5,500	48,647
	UNISOL Holdings Corp.	2,300	33,976
	United Arrows Ltd.	2,700	42,036
	United Super Markets Holdings, Inc.	7,321	44,126
#	UNITED, Inc.	2,400	8,355
#*	Universal Entertainment Corp.	3,800	19,165
	User Local, Inc.	600	7,185
	Ushio, Inc.	11,800	212,124
	UT Group Co. Ltd.	64,500	86,096
	V Technology Co. Ltd.	1,500	30,261
	Valor Holdings Co. Ltd.	4,800	108,675
	Valqua Ltd.	2,100	59,559
#	Value HR Co. Ltd.	1,400	12,570
	ValueCommerce Co. Ltd.	2,300	9,642
	Vector, Inc.	3,300	31,219
	Vertex Corp.	3,600	30,846
	Vision, Inc.	5,000	41,925
*	Visional, Inc.	1,600	88,176
	Vital KSK Holdings, Inc.	5,900	53,571
	VT Holdings Co. Ltd.	7,400	26,012
	Wacoal Holdings Corp.	4,100	115,603
	Wacom Co. Ltd.	5,600	27,138
	Wakachiku Construction Co. Ltd.	1,700	50,577
	Wakita & Co. Ltd.	3,700	48,214
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	55,653
#	Watahan & Co. Ltd.	2,000	18,322
	WATAMI Co. Ltd.	1,100	6,786
#	WDB Holdings Co. Ltd.	1,100	11,408
	WDI Corp.	600	12,414
		Shares	Value»
JAPAN — (Continued)
	Weathernews, Inc.	1,400	$36,904
	Wellneo Sugar Co. Ltd.	2,100	38,836
	Wellnet Corp.	2,300	9,826
#	West Holdings Corp.	3,408	35,070
#	Will Group, Inc.	1,500	11,545
*	WingArc1st, Inc.	2,600	54,780
#	Wood One Co. Ltd.	600	3,828
	World Co. Ltd.	2,800	56,821
	World Holdings Co. Ltd.	1,000	16,370
	Wowow, Inc.	800	7,499
*	W-Scope Corp.	7,000	7,655
#	Xebio Holdings Co. Ltd.	4,700	32,730
	Yahagi Construction Co. Ltd.	4,200	63,041
	YAKUODO Holdings Co. Ltd.	3,000	38,909
	YAMABIKO Corp.	3,960	82,439
	YAMADA Consulting Group Co. Ltd.	1,900	21,268
	Yamada Holdings Co. Ltd.	55,500	194,569
	Yamae Group Holdings Co. Ltd.	1,700	30,755
#	Yamagata Bank Ltd.	3,600	51,535
	Yamaguchi Financial Group, Inc.	13,836	220,393
#	Yamaichi Electronics Co. Ltd.	3,100	117,814
#	Yamami Co.	500	15,774
	Yamanashi Chuo Bank Ltd.	4,600	141,170
	Yamatane Corp.	2,000	29,242
	Yamato Corp.	1,400	21,167
#	Yamaura Corp.	1,300	12,367
#	Yamaya Corp.	1,000	14,391
	Yamazen Corp.	6,600	60,874
#	Yashima Denki Co. Ltd.	2,600	51,663
	Yasuda Logistics Corp.	2,000	28,819
	Yellow Hat Ltd.	9,000	98,260
	Yodoko Ltd.	12,000	108,717
	Yokogawa Bridge Holdings Corp.	4,000	80,508
#	Yokorei Co. Ltd.	6,700	55,019
	Yokowo Co. Ltd.	2,300	32,760
	Yondenko Corp.	2,520	27,306
	Yondoshi Holdings, Inc.	2,300	27,096
	Yonex Co. Ltd.	7,400	156,012
#	Yorozu Corp.	2,000	13,173
#*	Yoshimura Food Holdings KK	1,500	8,459
#	Yoshinoya Holdings Co. Ltd.	8,200	161,947

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yossix Holdings Co. Ltd.	1,200	$24,406
	Yotai Refractories Co. Ltd.	200	2,354
	Yuasa Trading Co. Ltd.	2,000	73,301
#	Yukiguni Factory Co. Ltd.	2,100	14,424
	Yurtec Corp.	6,100	107,251
#	Yushin Co.	1,200	5,907
	Yushiro, Inc.	1,000	19,636
	Zacros Corp.	5,600	42,164
#	Zenitaka Corp.	400	20,349
	Zenkoku Hosho Co. Ltd.	10,076	200,327
	Zenrin Co. Ltd.	3,800	25,774
	Zeon Corp.	17,500	213,847
	ZERIA Pharmaceutical Co. Ltd.	3,400	45,153
	ZIGExN Co. Ltd.	10,600	32,137
	Zojirushi Corp.	2,400	23,992
#	Zuiko Corp.	2,800	18,188
TOTAL JAPAN			91,980,691
NETHERLANDS — (2.2%)
	Aalberts NV	11,759	451,528
	Acomo NV	2,505	73,882
	Aegon Ltd. (AEG US)	70,263	547,349
	Aegon Ltd. (AGN NA)	16,041	125,994
	Akzo Nobel NV	15,542	1,088,829
*Ω	Alfen NV	727	9,699
	Allfunds Group PLC	17,362	168,256
	AMG Critical Materials NV	5,247	224,465
	Aperam SA	6,050	260,322
#	Arcadis NV	9,292	417,305
*Ω	Basic-Fit NV	4,834	184,278
#	Brunel International NV	2,645	23,471
	Corbion NV	7,289	175,077
Ω	CTP NV	10,377	226,226
*	Flow Traders Ltd.	5,117	166,469
	ForFarmers NV	4,983	32,954
	Fugro NV	22,307	308,252
	Havas NV	7,342	151,700
#	IMCD NV	5,378	502,695
*	InPost SA	18,387	288,194
	Kendrion NV	2,485	43,775
	Koninklijke BAM Groep NV	57,099	598,837
	Koninklijke Heijmans NV	3,780	307,996
	Koninklijke Vopak NV	10,402	519,153
*	Magnum Ice Cream Co. NV MICC NA	28,670	509,556
	Nedap NV	608	62,757
*	Pharming Group NV	76,895	156,773
	PostNL NV	59,318	83,066
		Shares	Value»
NETHERLANDS — (Continued)
	Randstad NV	10,585	$378,800
	SBM Offshore NV	22,994	825,950
Ω	Signify NV	14,744	313,008
#	Sligro Food Group NV	3,086	41,575
	TKH Group NV	5,041	221,222
*	TomTom NV	3,556	26,715
	Van Lanschot Kempen NV	5,806	352,070
TOTAL NETHERLANDS			9,868,198
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	154,777	54,034
	Briscoe Group Ltd.	4,326	13,011
#	Channel Infrastructure NZ Ltd.	55,723	97,725
	Delegat Group Ltd.	3,242	8,695
*	Fletcher Building Ltd. (FBU NZ)	22,463	50,501
	Freightways Group Ltd.	12,736	111,865
	Genesis Energy Ltd.	51,586	75,495
*	Gentrack Group Ltd.	9,860	45,281
	Hallenstein Glasson Holdings Ltd.	5,327	31,810
	Heartland Group Holdings Ltd.	87,409	63,404
	Investore Property Ltd.	33,140	22,036
#*	KMD Brands Ltd.	57,266	9,456
#	NZME Ltd. (NZM AU)	14,069	9,611
	NZX Ltd.	26,482	24,062
#*	Oceania Healthcare Ltd.	61,685	31,417
#*	Pacific Edge Ltd.	48,944	5,689
	PGG Wrightson Ltd.	1,057	1,458
#*	Rakon Ltd.	8,385	7,135
*	Ryman Healthcare Ltd.	69,490	116,463
	Sanford Ltd.	8,585	37,791
	Scales Corp. Ltd.	14,563	50,362
*	Serko Ltd.	3,777	6,713
	Skellerup Holdings Ltd.	13,671	42,568
	SKY Network Television Ltd.	12,046	24,194
#*	SKYCITY Entertainment Group Ltd.	92,691	51,667
#*	Steel & Tube Holdings Ltd.	31,557	12,699
	Summerset Group Holdings Ltd.	18,234	126,809
#	Tourism Holdings Ltd.	14,242	22,104
	TOWER Ltd.	45,071	52,393
	Turners Automotive Group Ltd.	5,196	26,964

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#*	Vista Group International Ltd.	35,213	$39,295
#*	Warehouse Group Ltd.	13,502	5,941
TOTAL NEW ZEALAND			1,278,648
NORWAY — (0.7%)
	2020 Bulkers Ltd.	3,214	47,731
	ABG Sundal Collier Holding ASA	48,103	40,478
	Akastor ASA	20,811	28,948
*	Aker BioMarine ASA	2,247	22,570
	Aker Solutions ASA	13,556	49,534
	Archer Ltd.	5,376	14,175
*	ArcticZymes Technologies ASA	4,800	10,967
	Atea ASA	9,153	146,474
	Austevoll Seafood ASA	7,382	70,964
*	Axactor ASA	25,001	21,702
	B2 Impact ASA	23,892	51,549
	Bluenord ASA	2,137	99,886
	Bonheur ASA	2,161	56,572
	Bouvet ASA	10,437	63,060
*	BW Energy Ltd.	4,501	21,698
	BW Offshore Ltd.	10,768	52,473
*	Cadeler AS (CADLR NO)	4,269	25,413
*	Cloudberry Clean Energy ASA	22,324	28,689
	DNO ASA	55,702	94,614
#Ω	Elkem ASA	32,694	97,122
Ω	Elmera Group ASA	17,422	72,747
	Elopak ASA	20,567	106,893
Ω	Europris ASA	16,921	155,451
#	FLEX LNG Ltd. (FLNG US)	3,156	84,265
*	Grieg Seafood ASA	5,477	42,408
#*	Hexagon Composites ASA	17,331	13,973
*	Hexagon Purus ASA	5,948	1,015
Ω	Kid ASA	5,116	66,205
#	Kitron ASA	26,647	229,041
Ω	Klaveness Combination Carriers ASA	3,243	29,786
*	Kongsberg Automotive ASA	96,264	21,587
*	LINK Mobility Group Holding ASA	33,260	115,982
	Medistim ASA	1,791	41,617
	MPC Container Ships ASA	44,680	86,591
Ω	Multiconsult ASA	2,262	39,937
*	Napatech AS	2,111	7,361
#*	NEL ASA	47,009	10,724
	Norbit ASA	5,449	104,729
		Shares	Value»
NORWAY — (Continued)
*	Nordic Mining ASA	10,260	$12,696
#*Ω	Norske Skog ASA	7,831	15,176
*	Northern Ocean Ltd.	15,527	14,772
	Norwegian Air Shuttle ASA	69,005	116,478
*	NRC Group ASA	4,746	4,510
	Odfjell SE, Class A	2,813	39,683
	Odfjell Technology Ltd.	1,620	9,895
*	OKEA ASA	3,071	7,486
Ω	Okeanis Eco Tankers Corp.	2,062	83,155
*	Otello Corp. ASA	4,092	7,754
	Panoro Energy ASA	13,679	31,343
	Paratus Energy Services Ltd.	6,817	33,122
	Pareto Bank ASA	5,469	45,965
	Pexip Holding ASA	6,590	52,789
*	PhotoCure ASA	3,580	25,653
	Rana Gruber ASA	3,575	28,838
	Rogaland Sparebank	1,135	16,295
	SATS ASA	18,785	78,295
*Ω	Scatec ASA	13,436	160,513
*	Sea1 offshore, Inc.	8,468	21,957
	SED Energy Holdings PLC	13,811	11,994
	Selvaag Bolig ASA	5,226	18,817
#*	SmartCraft ASA	8,158	18,333
	Solstad Maritime Holding AS	10,185	23,100
	Solstad Offshore ASA	4,068	21,528
	Sparebanken More	3,895	44,311
	TGS ASA	17,859	188,240
*	Zaptec ASA	6,598	15,791
TOTAL NORWAY			3,423,420
PORTUGAL — (0.4%)
#	Altri SGPS SA	8,639	44,326
	Banco Comercial Portugues SA, Class R	184,858	200,091
	Corticeira Amorim SGPS SA	5,127	40,669
	CTT-Correios de Portugal SA	9,306	74,872
	Galp Energia SGPS SA	28,413	565,351
	Ibersol SGPS SA	3,299	41,628
#	Mota-Engil SGPS SA	12,914	68,208
#	Navigator Co. SA	24,329	92,090
	NOS SGPS SA	25,793	134,087
	REN - Redes Energeticas Nacionais SGPS SA	47,767	194,667

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Semapa-Sociedade de Investimento e Gestao	1,712	$45,411
	Sonae SGPS SA	90,392	189,691
TOTAL PORTUGAL			1,691,091
SINGAPORE — (1.1%)
*	AEM Holdings Ltd.	29,282	44,491
	Aztech Global Ltd.	18,500	9,591
	Boustead Singapore Ltd.	43,835	67,307
	BRC Asia Ltd.	2,900	9,544
	Bukit Sembawang Estates Ltd.	15,900	63,931
	Capitaland India Trust	99,814	97,391
	China Aviation Oil Singapore Corp. Ltd.	27,800	38,217
	China Sunsine Chemical Holdings Ltd.	43,800	25,171
	Chuan Hup Holdings Ltd.	87,000	14,956
	City Developments Ltd.	47,200	343,926
	ComfortDelGro Corp. Ltd.	201,300	232,565
*	COSCO Shipping International Singapore Co. Ltd.	175,500	16,133
	CSE Global Ltd.	44,857	39,603
*	Del Monte Pacific Ltd.	39,100	2,634
	Delfi Ltd.	32,000	22,440
	DFI Retail Group Holdings Ltd.	28,100	115,705
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	227,326	0
	Far East Orchard Ltd.	11,554	11,814
	First Resources Ltd.	60,300	101,426
	Food Empire Holdings Ltd.	26,500	56,080
	Fraser & Neave Ltd.	24,800	29,810
	Frasers Property Ltd.	33,700	29,864
	Frencken Group Ltd.	23,200	30,509
*	Fu Yu Corp. Ltd.	62,300	4,977
	Geo Energy Resources Ltd.	62,900	21,064
	Golden Agri-Resources Ltd.	742,400	168,523
	GuocoLand Ltd.	41,300	87,562
	Haw Par Corp. Ltd.	13,600	175,012
	Ho Bee Land Ltd.	24,900	47,737
	Hong Fok Corp. Ltd.	54,120	36,289
	Hong Leong Asia Ltd.	16,000	43,184
	Hong Leong Finance Ltd.	28,500	61,569
		Shares	Value»
SINGAPORE — (Continued)
	Hotel Grand Central Ltd.	44,475	$25,513
	Hour Glass Ltd.	15,200	26,744
	Hutchison Port Holdings Trust	544,100	125,148
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	94,535
	Indofood Agri Resources Ltd.	28,000	8,710
	Keppel Infrastructure Trust	359,185	146,646
	Marco Polo Marine Ltd.	259,800	30,690
*	Mermaid Maritime PCL	120,300	11,877
	Metro Holdings Ltd.	51,300	21,715
	Micro-Mechanics Holdings Ltd.	5,200	6,892
*††	Midas Holdings Ltd.	114,000	0
	Nanofilm Technologies International Ltd.	23,000	10,333
	Netlink NBN Trust	252,800	194,480
*	Oceanus Group Ltd.	837,300	2,574
	Olam Group Ltd.	93,300	65,537
	OUE Ltd.	32,900	30,512
*	Oxley Holdings Ltd.	85,599	5,716
	Pan-United Corp. Ltd.	11,800	10,686
	Propnex Ltd.	24,200	41,693
	Q&M Dental Group Singapore Ltd.	29,700	12,044
	QAF Ltd.	16,600	12,452
	Raffles Medical Group Ltd.	85,287	66,769
	Riverstone Holdings Ltd.	50,900	30,621
	SATS Ltd.	73,100	217,775
	SBS Transit Ltd.	8,500	21,852
	Seatrium Ltd.	181,300	300,667
	Sheng Siong Group Ltd.	66,800	142,877
	SIA Engineering Co. Ltd.	22,600	58,651
	Singapore Land Group Ltd.	16,800	46,144
	Singapore Post Ltd.	205,300	63,745
	Stamford Land Corp. Ltd.	40,485	15,748
	StarHub Ltd.	68,000	60,822
	Straits Trading Co. Ltd.	17,719	24,962
*††	Swiber Holdings Ltd.	17,249	0
*	Thomson Medical Group Ltd.	346,900	16,659
	Tuan Sing Holdings Ltd.	53,212	14,471
	UMS Integration Ltd.	55,327	58,320
	UOB-Kay Hian Holdings Ltd.	50,000	123,951

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	UOL Group Ltd.	42,700	$364,683
	Valuetronics Holdings Ltd.	29,800	20,516
	Venture Corp. Ltd.	23,600	303,050
	Vicom Ltd.	8,800	11,436
	Wing Tai Holdings Ltd.	50,670	65,682
	Yeo Hiap Seng Ltd.	2,538	1,210
TOTAL SINGAPORE			4,964,133
SPAIN — (2.1%)
	Acciona SA	1,987	427,038
#	Acerinox SA	18,875	280,382
Ω	Aedas Homes SA	1,068	30,324
	Almirall SA	11,997	179,587
*	Amper SA	288,666	65,029
	Atresmedia Corp. de Medios de Comunicacion SA	14,163	88,133
	Audax Renovables SA	22,690	35,410
	Azkoyen SA	2,184	22,604
	Bankinter SA	33,746	576,043
	CIE Automotive SA	8,549	291,224
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	134,993
	Corp. ACCIONA Energias Renovables SA	2,173	55,007
*	Distribuidora Internacional de Alimentacion SA	2,246	104,227
	Ebro Foods SA	7,810	170,220
*	eDreams ODIGEO SA	6,147	25,434
	Elecnor SA	5,450	173,718
	Enagas SA	26,312	433,178
*	Ence Energia y Celulosa SA	13,122	34,553
*	Ercros SA	14,096	57,119
	Faes Farma SA	40,443	250,747
	Fluidra SA	9,216	268,078
Ω	Gestamp Automocion SA	23,515	84,309
Ω	Global Dominion Access SA	6,257	25,842
*	Grenergy Renovables SA	2,130	243,131
	Grifols SA	22,700	290,425
	Grupo Empresarial San Jose SA	2,273	22,386
	Iberpapel Gestion SA (IBG SM)	982	24,465
	Indra Sistemas SA	15,608	1,008,807
	Laboratorio Reig Jofre SA	1,789	5,834
		Shares	Value»
SPAIN — (Continued)
	Laboratorios Farmaceuticos Rovi SA	3,229	$275,696
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	70,893
	Logista Integral SA	7,624	278,098
	Mapfre SA	50,337	230,329
	Melia Hotels International SA	13,608	121,411
	Miquel y Costas & Miquel SA	3,439	57,102
Ω	Neinor Homes SA	4,984	118,757
*	Nueva Expresion Textil SA	22,292	25,749
*	Obrascon Huarte Lain SA	34,077	14,478
	Pharma Mar SA	2,005	187,582
	Prim SA	846	12,789
*	Promotora de Informaciones SA, Class A	21,413	8,742
Ω	Prosegur Cash SA	59,234	45,019
*	Realia Business SA	40,885	49,574
#	Redeia Corp. SA	30,774	531,834
	Sacyr SA	723	3,399
	Sacyr SA SCYR SM	57,897	272,440
*	Solaria Energia y Medio Ambiente SA	6,205	136,853
#*††	Soltec Power Holdings SA	2,859	2,575
#*Ω	Talgo SA	10,483	36,446
*	Tecnicas Reunidas SA	7,176	271,716
#	Tubacex SA	17,770	72,602
Ω	Unicaja Banco SA	190,238	651,925
	Vidrala SA	2,830	295,633
	Viscofan SA	5,162	346,425
*	Vocento SA	10,365	7,932
TOTAL SPAIN			9,534,246
SWEDEN — (2.6%)
Ω	AcadeMedia AB	12,500	132,450
	AddLife AB, Class B	14,907	228,358
	Addnode Group AB	14,839	142,617
	AFRY AB	13,027	206,712
Ω	Alimak Group AB	9,300	142,397
	Alleima AB	20,812	181,891
	Alligo AB, Class B	3,336	47,449
Ω	Ambea AB	15,686	239,204
*	Annehem Fastigheter AB, Class B	4,374	8,049
	AQ Group AB	8,425	185,443
	Arjo AB, Class B	28,363	85,026
Ω	Attendo AB	23,905	238,632

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Beijer Alma AB	5,922	$175,988
	Bergman & Beving AB	4,898	152,381
	Betsson AB, Class B	8,591	100,872
#*	Better Collective AS	3,617	43,134
*	BHG Group AB	34,784	119,819
	Bilia AB, Class A	9,569	135,587
	Billerud Aktiebolag	14,475	117,046
	BioGaia AB, Class B	6,605	81,240
*	BioInvent International AB	7,181	23,809
*	Bonava AB, Class B	29,853	43,725
#*Ω	Boozt AB	5,306	53,884
Ω	Bravida Holding AB	4,549	44,817
	BTS Group AB, Class B	760	10,904
	Bufab AB	16,645	184,249
	Bulten AB	1,365	7,614
	Bure Equity AB	3,785	93,457
	Byggmax Group AB	8,034	51,000
*	Carasent AB	4,077	11,814
	Catella AB	6,126	18,747
*	Cavotec Group AB	3,590	5,925
	Cellavision AB	2,319	38,331
#	Cibus Nordic Real Estate AB publ	6,346	110,002
#*	Cint Group AB	33,048	10,735
	Clas Ohlson AB, Class B	7,761	265,743
	Cloetta AB, Class B	39,934	195,331
	Coinshares International Ltd.	3,030	33,259
Ω	Coor Service Management Holding AB	11,573	68,652
	Corem Property Group AB (COREB SS), Class B	40,500	18,748
	Corem Property Group AB (CORED SS), Class D	1,514	40,664
	CTT Systems AB	1,396	25,608
	Dios Fastigheter AB	16,804	121,701
Ω	Dometic Group AB	31,073	133,733
	Duni AB	1,739	20,453
*Ω	Dustin Group AB	107,256	20,885
*	Dynavox Group AB	13,348	130,585
	Eastnine AB	12,380	69,228
	Elanders AB, Class B	2,467	16,445
*	Electrolux AB, Class B	11,917	96,261
	Electrolux Professional AB, Class B	22,887	157,701
	Elekta AB, Class B	30,329	194,961
*	Eltel AB	2,122	2,142
#*	Embracer Group AB	11,328	62,049
*	Enea AB	2,398	18,024
		Shares	Value»
SWEDEN — (Continued)
#	Engcon AB	2,420	$21,709
	Eolus AB, Class B	1,951	7,383
	Ependion AB	3,083	36,815
	Ework Group AB	1,919	20,515
	Fagerhult Group AB	9,325	39,312
*	Fasadgruppen Group AB	1,014	3,050
*	Fastighets AB Trianon	3,524	7,739
*	Fastighetsbolaget Emilshus AB, Class B	530	3,160
	FastPartner AB (FPARA SS), Class A	7,836	40,291
	Fenix Outdoor International AG	523	30,797
	FormPipe Software AB	2,655	6,878
	G5 Entertainment AB	858	9,058
*	GARO AB	263	475
	Granges AB	13,482	226,233
*Ω	Green Landscaping Group AB	965	4,781
	Hanza AB	4,490	70,159
	Heba Fastighets AB, Class B	11,429	38,676
	Hemnet Group AB	5,391	85,966
*	Hexatronic Group AB	7,246	19,062
*	HMS Networks AB	1,198	54,005
Ω	Hoist Finance AB	9,784	137,630
	Humana AB	7,849	41,880
*	Humble Group AB	12,102	10,813
	Instalco AB	31,003	88,431
*	International Petroleum Corp. (IPCO CN)	614	12,815
*	International Petroleum Corp. (IPCO SS)	10,960	229,079
	INVISIO AB	3,226	94,398
	Inwido AB	7,662	131,881
	JM AB	8,467	130,294
*	John Mattson Fastighetsforetagen AB	2,266	16,807
	Kabe Group AB, Class B	409	9,548
*	Karnell Group AB	1,603	11,117
*	Karnov Group AB	7,838	86,121
*	K-fast Holding AB	9,722	13,351
*	Klarabo Sverige AB, Class B	14,295	23,912
	KNOW IT AB	4,178	54,710
	Lime Technologies AB	1,571	44,842
	Lindab International AB	12,632	265,553
	Logistea AB, Class B	13,817	22,310

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Maha Capital AB	6,730	$9,522
*	Medcap AB	2,076	114,574
	MEKO AB	6,042	48,026
	Midsona AB, Class B	2,500	2,766
	MIPS AB	3,089	96,148
*	Modern Times Group MTG AB, Class B	17,794	207,717
	Momentum Group AB	4,931	72,812
*	Morrow Bank AB	13,215	19,509
*	NCAB Group AB	19,077	99,177
	NCC AB, Class B	12,373	316,832
	Nederman Holding AB	2,831	45,722
	Nelly Group AB	518	7,796
*	Net Insight AB, Class B	41,507	10,140
#	New Wave Group AB, Class B	11,290	135,378
	Nilorngruppen AB, Class B	954	6,922
#*	Nobia AB	59,716	25,929
	Nolato AB, Class B	22,976	150,162
*	Norion Bank AB	8,935	68,061
	Note AB	1,939	36,068
#	NP3 Fastigheter AB	4,244	125,955
	Nyfosa AB	24,501	194,775
	OEM International AB, Class B	8,880	126,824
#*	Orron Energy AB	27,733	16,561
*	Ovzon AB	15,652	96,388
	Peab AB, Class B	16,289	162,804
	Platzer Fastigheter Holding AB, Class B	6,591	54,907
*	Pricer AB, Class B	41,621	18,971
	Proact IT Group AB	2,325	26,611
	Ratos AB, Class B	31,729	135,618
	RaySearch Laboratories AB	5,421	115,797
	Rejlers AB	2,212	45,283
*	Rottneros AB	14,228	3,744
	Rvrc Holding AB	8,199	62,995
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	117,090	64,483
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	22,897	27,891
	Scandi Standard AB	5,934	71,969
Ω	Scandic Hotels Group AB	29,182	291,608
*	Sdiptech AB, Class B	4,662	89,298
*Ω	Sinch AB	100,936	302,446
	SinterCast AB	685	7,474
#	SkiStar AB	4,670	87,909
	Solid Forsakring AB	1,512	15,636
*	Stendorren Fastigheter AB	2,374	52,195
		Shares	Value»
SWEDEN — (Continued)
*	Stillfront Group AB	50,717	$31,377
	Storskogen Group AB, Class B	195,841	237,771
	Svedbergs Group AB	1,966	14,591
	Synsam AB	4,750	34,935
	Systemair AB	12,291	119,637
	TF Bank AB	3,374	65,090
#*	Tobii AB	20,318	4,573
	Troax Group AB	5,379	87,757
	Truecaller AB, Class B	21,395	37,047
	VBG Group AB, Class B	4,057	175,316
*	Vestum AB	21,461	19,460
*	Viaplay Group AB	47,184	6,414
*	Vimian Group AB	6,780	20,328
	Vitec Software Group AB, Class B	3,155	88,593
	Vitrolife AB	4,071	53,067
	Volati AB	1,959	20,941
*	XANO Industri AB, Class B	1,571	15,940
#*	XSpray Pharma AB	2,567	7,025
TOTAL SWEDEN			12,028,302
SWITZERLAND — (7.2%)
	Accelleron Industries AG (ACLN SW)	12,678	1,214,387
	Adecco Group AG	19,554	574,622
	Allreal Holding AG	2,145	627,440
	ALSO Holding AG	536	138,129
*	ams-OSRAM AG	10,249	106,641
	APG SGA SA	211	57,580
#	Arbonia AG	6,387	41,733
*	Aryzta AG	3,799	269,306
	Ascom Holding AG	5,945	41,235
	Autoneum Holding AG	610	99,770
	Avolta AG	8,278	506,791
	Bachem Holding AG	236	21,393
	Banque Cantonale de Geneve	3,730	134,158
#	Banque Cantonale Vaudoise	1,443	195,281
	Barry Callebaut AG	205	361,623
*	Basilea Pharmaceutica Ag Allschwil	747	52,320
	Belimo Holding AG	1,399	1,530,194
	Bell Food Group AG	344	98,703
	Bellevue Group AG	1,225	17,950
	Berner Kantonalbank AG	606	252,891
	BKW AG	1,890	357,326
	Bossard Holding AG, Class A	869	170,779
	Bucher Industries AG	956	443,492

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Burckhardt Compression Holding AG	467	$322,859
	Burkhalter Holding AG	331	60,155
	Bystronic AG	206	71,895
	Calida Holding AG	61	959
*	Carlo Gavazzi Holding AG	62	12,774
	Cembra Money Bank AG	4,341	554,919
	Cham Swiss Properties AG	498	16,228
*	Cicor Technologies Ltd.	430	68,418
	Cie Financiere Tradition SA, Class BR	477	181,716
#	Clariant AG	26,539	245,555
#	Coltene Holding AG	373	26,632
	COSMO Pharmaceuticals NV	1,722	258,205
	CPH Group AG	351	30,635
	Daetwyler Holding AG, Class BR	888	181,491
	DKSH Holding AG	4,476	328,413
#*	DocMorris AG	3,992	28,885
	dormakaba Holding AG	3,530	265,466
	EFG International AG	17,150	438,267
	Emmi AG	291	294,812
#*	Feintool International Holding AG	549	7,261
	Flughafen Zurich AG	2,650	823,040
	Forbo Holding AG	146	172,424
	Fundamenta Real Estate AG	4,142	101,346
Ω	Galenica AG	6,980	872,483
#*	GAM Holding AG	11,357	1,908
	Georg Fischer AG	11,602	773,283
	Glarner Kantonalbank	419	11,918
*	Gurit Holding AG, Class BR	550	14,655
	Helvetia Baloise Holding AG	5,400	1,369,552
	Hiag Immobilien Holding AG	563	90,514
	Huber & Suhner AG	2,430	491,479
	Hypothekarbank Lenzburg AG	9	47,249
	Implenia AG	2,259	216,340
	Inficon Holding AG	3,430	542,799
	Interroll Holding AG	83	199,874
	Intershop Holding AG	820	177,699
	Investis Holding SA	420	84,119
		Shares	Value»
SWITZERLAND — (Continued)
	IVF Hartmann Holding AG	61	$11,765
	Jungfraubahn Holding AG	792	312,103
	Kardex Holding AG	936	329,039
*	Komax Holding AG	457	39,592
#*	Kudelski SA, Class BR	6,965	11,028
	Landis & Gyr Group AG	2,688	188,829
#	Lastminute.com NV	626	11,560
*	LEM Holding SA	81	29,595
	Liechtensteinische Landesbank AG	1,746	217,717
#	Logitech International SA (LOGI US)	2,452	210,480
	Logitech International SA (LOGN SW)	5,982	515,362
	Luzerner Kantonalbank AG	2,543	323,969
Ω	Medacta Group SA	1,084	231,944
Ω	Medmix AG	2,412	35,660
	Meier Tobler Group AG	348	16,374
#	Metall Zug AG, Class B	32	33,408
	Mikron Holding AG	1,746	39,008
	Mobilezone Holding AG	5,769	105,199
	Mobimo Holding AG	1,015	511,138
*Ω	Montana Aerospace AG	5,388	232,556
	Naturenergie Holding AG	3,046	128,685
	Novavest Real Estate AG	789	41,137
	OC Oerlikon Corp. AG Pfaeffikon	20,076	92,082
	Orell Fuessli AG	108	16,771
#*	Orior AG	654	9,361
*	Peach Property Group AG	2,652	19,909
	Phoenix Mecano AG	95	54,425
	Plazza AG, Class A	145	82,113
*Ω	PolyPeptide Group AG	979	34,607
	PSP Swiss Property AG	6,211	1,246,666
#	Rieter Holding AG	9,594	41,293
	Romande Energie Holding SA	1,575	87,156
	Schweiter Technologies AG	122	39,736
*Ω	Sensirion Holding AG	719	53,715
	SFS Group AG	2,453	360,135
	Siegfried Holding AG	5,700	700,882
#	SIG Group AG	25,557	395,454

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Softwareone Holding AG SWON NO	4,030	$41,563
	Softwareone Holding AG SWON SW	17,907	184,281
	St. Galler Kantonalbank AG	393	302,058
#	Stadler Rail AG	9,477	242,800
	Sulzer AG	2,945	634,550
	Sunrise Communications AG, Class A	6,306	357,906
#	Swatch Group AG (UHR SW), Class BR	2,791	658,502
	Swatch Group AG (UHRN SW)	4,478	212,160
	Swiss Prime Site AG	9,423	1,604,177
	Swissquote Group Holding SA	2,390	1,360,642
	Tecan Group AG	763	134,429
	Temenos AG	8,165	721,572
	Thurgauer Kantonalbank	118	26,088
	TX Group AG	513	110,505
	Valiant Holding AG	2,513	504,469
#	Varia U.S. Properties AG	834	21,779
#Ω	VAT Group AG	922	596,226
	Vaudoise Assurances Holding SA	160	152,394
	Vetropack Holding AG	1,753	51,154
	Vontobel Holding AG	4,050	349,053
	VP Bank AG, Class A	427	46,589
	VZ Holding AG	2,147	420,836
#	V-ZUG Holding AG	260	13,401
	Walliser Kantonalbank	546	97,832
	Warteck Invest AG	35	89,122
#	Ypsomed Holding AG	719	284,555
	Zehnder Group AG	848	90,298
	Zug Estates Holding AG, Class B	41	123,546
	Zuger Kantonalbank, Class BR	19	230,847
TOTAL SWITZERLAND			33,173,758
UNITED KINGDOM — (11.2%)
	4imprint Group PLC	3,540	198,334
	Aberdeen Group PLC	227,194	678,353
*	Accesso Technology Group PLC	3,718	14,364
	Advanced Medical Solutions Group PLC	19,397	57,146
	AEP Plantations PLC	3,206	64,591
	AG Barr PLC	8,935	77,967
	AJ Bell PLC	63,879	405,692
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Alfa Financial Software Holdings PLC	12,585	$37,158
*	AO World PLC	29,565	43,781
	Ashmore Group PLC	60,983	197,857
#	Ashtead Technology Holdings PLC	9,541	52,933
*	ASOS PLC	3,183	14,433
	Atalaya Mining Copper SA	9,857	138,067
*	Auction Technology Group PLC	7,425	31,415
Ω	Autotrader Group PLC	45,417	334,791
	B&M European Value Retail SA	36,966	89,243
	Babcock International Group PLC	64,475	1,271,217
	Balfour Beatty PLC	80,013	783,513
	Barratt Redrow PLC	102,244	544,422
	Beazley PLC	38,950	605,109
	Begbies Traynor Group PLC	6,119	9,899
	Bellway PLC	22,114	822,971
	Berkeley Group Holdings PLC	7,671	433,402
	Bloomsbury Publishing PLC	14,973	101,855
	Bodycote PLC	22,425	229,403
*	boohoo Group PLC	114,743	39,170
	Breedon Group PLC	29,120	134,124
Ω	Bridgepoint Group PLC	14,376	53,475
	Brooks Macdonald Group PLC	1,728	37,909
*	Burberry Group PLC	34,824	526,153
	Burford Capital Ltd.	40,048	381,621
	Bytes Technology Group PLC (BYIT LN)	31,641	145,906
	C&C Group PLC	46,348	69,327
*	Canal & SA	66,518	287,614
*	Capita PLC	16,242	84,060
	Capital Ltd.	18,600	33,650
*	Capricorn Energy PLC	15,872	56,156
	Card Factory PLC	36,595	34,035
	Castings PLC	4,744	17,832
	Central Asia Metals PLC	23,942	73,222
	Chemring Group PLC	35,709	244,119
	Chesnara PLC	38,493	161,102
	Clarkson PLC	4,093	235,002
*	Close Brothers Group PLC	20,450	141,961
Ω	CMC Markets PLC	20,029	89,483
	Coats Group PLC	226,657	263,768
	Computacenter PLC	10,177	465,779

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Conduit Holdings Ltd.	7,911	$41,627
Ω	Convatec Group PLC	120,208	379,174
	Costain Group PLC	37,342	90,443
	Cranswick PLC	7,370	531,973
	Crest Nicholson Holdings PLC	39,673	82,974
	Croda International PLC	14,272	533,343
	Currys PLC	162,568	325,795
	CVS Group PLC	11,121	198,451
	DCC PLC	7,945	503,629
*	DFS Furniture PLC	28,727	77,680
	DiscoverIE Group PLC	13,083	112,659
	Domino's Pizza Group PLC	54,669	136,411
	dotdigital group PLC	39,655	40,205
	Dr. Martens PLC	59,425	54,784
	Drax Group PLC	56,007	691,068
	Dunelm Group PLC	22,816	288,165
	easyJet PLC	28,834	188,660
	Ecora Royalties PLC	27,228	53,741
*	EKF Diagnostics Holdings PLC	40,219	13,558
	Elementis PLC	93,313	205,671
	Energean PLC	15,023	174,458
	EnQuest PLC	368,832	62,514
	Essentra PLC	27,960	38,520
	Everplay Group PLC	3,856	17,293
	FDM Group Holdings PLC	12,308	27,218
	Fevara PLC	3,571	6,621
	Firstgroup PLC	130,935	334,918
	Foresight Group Holdings Ltd.	3,876	22,467
Ω	Forterra PLC	26,491	64,267
	Foxtons Group PLC	63,052	46,258
*	Frasers Group PLC	19,915	189,709
*	Frontier Developments PLC	2,549	16,635
	Fuller Smith & Turner PLC, Class A	5,788	53,355
*Ω	Funding Circle Holdings PLC	26,177	58,332
	Future PLC	11,695	86,559
	Galliford Try Holdings PLC	19,567	140,455
	Games Workshop Group PLC	3,503	817,208
*	Gaming Realms PLC	21,915	11,965
	Gamma Communications PLC	10,921	136,030
	GB Group PLC	26,873	88,130
*	Genel Energy PLC	20,214	17,238
	Genuit Group PLC	52,378	238,475
*	Georgia Capital PLC	6,426	297,138
		Shares	Value»
UNITED KINGDOM — (Continued)
	Gooch & Housego PLC	2,118	$20,192
	Goodwin PLC	172	59,283
	Grafton Group PLC, CDI	30,552	390,632
	Grainger PLC	102,954	274,036
*	Greencore Group PLC	52,189	0
	Greencore Group PLC GNC LN	125,804	497,530
	Greggs PLC	8,546	188,039
	Gulf Keystone Petroleum Ltd.	47,620	118,830
*	Gulf Marine Services PLC	6,061	1,886
*Ω	Gym Group PLC	22,995	53,364
	Halfords Group PLC	37,620	77,368
	Harbour Energy PLC	78,816	252,442
	Hargreaves Services PLC	1,423	14,566
	Harworth Group PLC	24,301	54,799
	Hays PLC	71,088	46,227
*	Headlam Group PLC	13,204	7,987
	Helical PLC	1,868	4,928
*	Helios Towers PLC	138,253	328,071
	Henry Boot PLC	13,323	35,352
	Hikma Pharmaceuticals PLC	14,502	304,199
	Hill & Smith PLC	13,237	404,483
	Hilton Food Group PLC	9,754	63,090
	Hiscox Ltd.	40,810	830,054
	Hochschild Mining PLC	68,954	622,279
	Hollywood Bowl Group PLC	23,602	83,868
Ω	Hostelworld Group PLC	3,800	6,101
	Howden Joinery Group PLC	45,840	525,139
	Hunting PLC	21,793	132,590
Ω	Ibstock PLC	46,814	81,450
	ICG PLC	8,999	223,925
#	IDOX PLC	18,014	17,447
	IG Group Holdings PLC	40,370	748,946
	IMI PLC	14,590	550,952
	Impax Asset Management Group PLC	5,042	11,286
	Inchcape PLC	58,796	657,481
	International Personal Finance PLC	40,760	131,317
	International Workplace Group PLC	116,707	395,653

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Investec PLC	41,049	$340,880
	iomart Group PLC	16,597	4,279
*	IP Group PLC	129,231	104,952
	Ithaca Energy PLC	13,903	35,113
	ITV PLC	567,619	632,864
	J D Wetherspoon PLC	13,350	122,422
*	James Fisher & Sons PLC	6,723	41,160
#	James Halstead PLC	42,326	79,948
	JD Sports Fashion PLC	136,305	152,543
	JET2 PLC	18,252	309,415
#*	John Wood Group PLC	73,731	26,213
	Johnson Matthey PLC	18,723	605,462
	Johnson Service Group PLC	68,407	132,300
	Jupiter Fund Management PLC	65,869	169,323
	Just Group PLC	152,125	450,698
	Kainos Group PLC	8,664	106,670
	Keller Group PLC	11,585	281,973
	Kier Group PLC	96,324	295,164
	Kingfisher PLC	130,846	602,990
	Kitwave Group PLC	3,322	13,478
	Knights Group Holdings PLC	5,278	14,226
	Lancashire Holdings Ltd.	35,221	297,453
	Lion Finance Group PLC	6,114	844,706
	Liontrust Asset Management PLC	9,051	29,321
	London Investment Group PLC	2,089	11,138
	LSL Property Services PLC	9,596	34,870
Ω	Luceco PLC	8,203	17,687
	M&C Saatchi PLC	3,423	6,027
	M&G PLC	16,743	70,978
	Macfarlane Group PLC	19,165	18,877
	Man Group PLC	194,764	702,982
	Marshalls PLC	14,797	31,694
*	Marston's PLC	104,647	86,536
	McBride PLC	30,429	66,728
	Me Group International PLC	40,883	77,472
	Mears Group PLC	18,054	90,679
*	Metro Bank Holdings PLC	24,939	45,594
	Midwich Group PLC	8,466	22,652
*	Mitchells & Butlers PLC	57,716	208,575
	Mitie Group PLC	182,589	417,410
	MJ Gleeson PLC	7,302	38,678
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mondi PLC	39,777	$464,843
	MONY Group PLC	72,167	184,223
	Moonpig Group PLC	43,083	126,391
	Morgan Advanced Materials PLC	34,605	108,380
	Morgan Sindall Group PLC	6,870	464,703
	Mortgage Advice Bureau Holdings Ltd.	4,749	50,836
	Mountview Estates PLC	77	9,416
	MP Evans Group PLC	5,183	92,699
	NCC Group PLC	43,338	83,549
	Next 15 Group PLC	9,568	46,117
	Nichols PLC	1,407	19,471
	Ninety One PLC	59,362	206,656
	Norcros PLC	7,961	38,668
*	Ocado Group PLC	41,521	124,433
Ω	On the Beach Group PLC	18,670	56,089
	OSB Group PLC	57,929	484,185
	Pagegroup PLC	38,658	109,236
	Pan African Resources PLC	428,330	758,085
	Paragon Banking Group PLC	33,407	406,530
	PayPoint PLC	9,568	69,620
	Pennon Group PLC	56,781	425,609
	Persimmon PLC	34,159	657,808
	Pets at Home Group PLC	62,931	176,248
	Pharos Energy PLC	20,801	6,234
*	Phoenix Spree Deutschland Ltd.	8,962	21,447
*	Pinewood Technologies Group PLC	13,091	84,599
	Playtech PLC	42,562	172,932
	Plus500 Ltd.	16,473	948,210
	Polar Capital Holdings PLC	10,376	83,751
	Pollen Street Group Ltd.	1,118	14,067
	Porvair PLC	2,545	29,512
	Premier Foods PLC	100,223	259,367
*	PureTech Health PLC (PRTC LN)	28,808	52,194
	PZ Cussons PLC	26,682	26,747
	QinetiQ Group PLC	70,252	483,995
Ω	Quilter PLC	232,618	619,214
	Rank Group PLC	24,101	29,000
	Rathbones Group PLC	5,396	163,329
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	43,267

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Record PLC	11,865	$9,425
	Renew Holdings PLC	9,219	118,203
	RHI Magnesita NV	1,686	64,013
	Rightmove PLC	61,900	419,026
	Robert Walters PLC	6,706	11,486
	Rotork PLC	123,367	598,669
	RS Group PLC	37,664	345,852
	RWS Holdings PLC	19,833	22,860
	S&U PLC	1,186	38,432
#	S4 Capital PLC	24,198	8,743
Ω	Sabre Insurance Group PLC	36,053	64,168
*	Saga PLC	10,855	77,393
*	Savannah Energy PLC	107,834	10,599
	Savills PLC	18,326	270,461
	Secure Trust Bank PLC	584	11,605
	Senior PLC	59,262	198,305
	Serco Group PLC	147,642	606,208
	Serica Energy PLC	30,512	90,132
*	SIG PLC	100,181	13,374
*	SigmaRoc PLC	70,928	139,210
	Smiths News PLC	41,443	38,664
	Softcat PLC	16,254	318,320
*	SolGold PLC	101,626	38,988
	Speedy Hire PLC	89,137	31,177
	Spirax Group PLC	2,717	270,734
Ω	Spire Healthcare Group PLC	38,601	108,176
	SSP Group PLC	87,707	219,605
	SThree PLC	17,971	47,126
*	Strix Group PLC	17,224	11,079
	STV Group PLC	2,980	4,681
	Tate & Lyle PLC	52,039	269,233
	Taylor Wimpey PLC	327,708	479,096
	TBC Bank Group PLC	6,722	390,832
	Telecom Plus PLC	8,571	156,579
	Topps Tiles PLC	21,096	12,181
	TP ICAP Group PLC	127,002	443,035
*Ω	Trainline PLC	18,585	52,085
	Travis Perkins PLC	33,001	282,486
	Treatt PLC	1,767	4,932
	Tribal Group PLC	5,915	5,704
	Trifast PLC	13,605	13,941
*	TT Electronics PLC	37,226	57,101
#*	Tullow Oil PLC	238,014	26,481
	Ultimate Products PLC	4,833	3,559
*	Vanquis Banking Group PLC	43,840	71,542
	Vertu Motors PLC	37,928	32,672
	Vesuvius PLC	33,003	207,684
	Victrex PLC	10,081	90,592
*	Videndum PLC	9,739	1,641
*	Vistry Group PLC	40,509	369,130
	Volex PLC	16,979	102,423
	Volution Group PLC	27,412	239,914
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vp PLC	3,850	$28,424
*Ω	Watches of Switzerland Group PLC	25,349	180,552
*	Watkin Jones PLC	29,876	11,897
	WH Smith PLC	15,052	139,026
	Whitbread PLC	11,547	431,031
	Wickes Group PLC	43,591	135,912
	Wilmington PLC	6,879	28,105
#	WPP PLC (WPP US), Sponsored ADR	4,257	88,886
*	Xaar PLC	10,372	15,610
	XPS Pensions Group PLC	28,163	134,007
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	3,702	42,123
	Young & Co.'s Brewery PLC (YNGN LN)	2,921	23,756
	Zigup PLC	33,311	173,772
	Zotefoams PLC	3,070	17,475
TOTAL UNITED KINGDOM			51,338,873
UNITED STATES — (0.3%)
#	Diversified Energy Co. DEC LN	5,748	74,982
#	Qiagen NV	21,917	1,172,453
*	Sunococorp LLC	4,426	237,309
TOTAL UNITED STATES			1,484,744
TOTAL COMMON STOCKS			426,644,550
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 2.296%	1,245	131,471
	Einhell Germany AG, 1.716%	762	79,419
	FUCHS SE, 3.204%	9,860	426,217
	Jungheinrich AG, 2.208%	6,075	261,436
	Porsche Automobil Holding SE, 5.285%	5,668	242,508
	Sixt SE, 5.075%	2,482	156,490
	STO SE & Co. KGaA, 2.829%	368	51,588
	Villeroy & Boch AG, 5.099%	1,074	22,909
TOTAL GERMANY			1,372,038

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	1,997	$35
*	Silver Mines Ltd. Warrants 06/17/26	4,488	407
TOTAL AUSTRALIA			442
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,925	0
TOTAL RIGHTS/WARRANTS			442
TOTAL INVESTMENT SECURITIES (Cost $326,034,731)			428,017,030

		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.7%)
@§	The DFA Short Term Investment Fund	2,676,851	$30,963,131
TOTAL INVESTMENTS — (100.0%)
(Cost $356,997,731)^^			$458,980,161
As of January 31, 2026, the value of Rule 144A securities amounted to $16,602,840 or 3.6% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$354,356	$27,957,025	$158,658	$28,470,039
Austria	—	7,154,367	—	7,154,367
Belgium	4,897	6,090,572	—	6,095,469
Canada	58,950,550	30,777	101	58,981,428
China	1,040,975	—	—	1,040,975
Denmark	—	11,314,679	—	11,314,679
Finland	40,841	11,062,623	—	11,103,464
France	—	23,936,460	—	23,936,460
Germany	—	27,828,357	—	27,828,357
Hong Kong	—	7,654,253	3,800	7,658,053
Ireland	—	989,537	—	989,537
Israel	70,994	4,653,646	—	4,724,640
Italy	117,088	16,463,890	—	16,580,978
Japan	—	91,980,691	—	91,980,691
Netherlands	1,056,905	8,811,293	—	9,868,198
New Zealand	—	1,278,648	—	1,278,648
Norway	84,265	3,339,155	—	3,423,420
Portugal	—	1,691,091	—	1,691,091
Singapore	—	4,964,133	—	4,964,133
Spain	3,399	9,528,272	2,575	9,534,246
Sweden	32,324	11,995,978	—	12,028,302
Switzerland	210,480	32,963,278	—	33,173,758
United Kingdom	88,886	51,249,987	—	51,338,873
United States	1,097,553	387,191	—	1,484,744

Dimensional VA International Small Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$1,372,038	—	$1,372,038
Rights/Warrants
Australia	—	442	—	442
Italy	—	—	—	—
Securities Lending Collateral	—	30,963,131	—	30,963,131
Total Investments in Securities	$63,153,513	$395,661,514	$165,134˂˃	$458,980,161

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.4%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.115%, FRN
(r)	3.765%, 02/10/27	1,700	$1,701,364
Federal Farm Credit Banks Funding Corp., SOFR + 0.120%, FRN
(r)	3.770%, 07/10/26	300	300,145
Federal Home Loan Mortgage Corp., SOFR + 0.115%, FRN
(r)	3.765%, 05/05/27	4,000	3,999,905
TOTAL AGENCY OBLIGATIONS			6,001,414
BONDS — (26.6%)
African Development Bank
	0.875%, 03/23/26	811	807,711
Asian Development Bank
	0.500%, 02/04/26	366	365,934
	1.000%, 04/14/26	7,303	7,262,911
Asian Development Bank, SOFR + 1.000%, FRN
(r)	4.690%, 06/16/26	569	570,673
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	3.885%, 04/15/26	3,000	3,000,840
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.237%, 03/18/26	1,400	1,400,700
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.338%, 07/16/27	6,300	6,332,848
(r)	4.338%, 07/16/27	400	402,086
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.468%, 01/18/27	1,100	1,105,686
(r)	4.468%, 01/18/27	1,000	1,005,169
Bank of England Euro Notes
	4.625%, 03/06/26	800	800,760
CDP Financial, Inc.
	4.500%, 02/13/26	1,300	1,300,242
Ω	1.000%, 05/26/26	2,500	2,478,188
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.109%, 02/26/27	2,470	2,476,264
		Face Amount	Value†
		(000)

Citibank NA, SOFR + 0.781%, FRN
(r)	4.515%, 05/29/27	3,442	$3,457,867
Commonwealth Bank of Australia, SOFR + 0.460%, FRN
(r)Ω	4.203%, 11/27/26	1,850	1,856,169
Cooperatieve Rabobank UA, SOFR + 0.410%, FRN
(r)	4.076%, 01/14/28	2,750	2,751,622
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.336%, 05/27/27	4,330	4,346,273
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.365%, 08/28/26	3,650	3,657,707
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	4.956%, 03/11/26	795	795,977
Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	3.860%, 09/16/26	200	200,008
Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	3.946%, 04/12/27	1,907	1,908,380
Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.030%, 10/04/27	9,500	9,514,087
International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	4.052%, 02/23/27	361	361,495
International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.036%, 01/12/27	3,500	3,503,897
International Finance Corp., SOFR + 0.270%, FRN
(r)	3.937%, 07/30/27	7,346	7,349,476

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.286%, 04/29/26	1,000	$1,001,023
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.706%, 12/08/26	500	502,656
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	4.687%, 06/17/26	200	200,631
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.875%, 03/09/26	4,619	4,622,962
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	4.588%, 07/02/27	3,000	3,021,630
Morgan Stanley Bank NA
	4.754%, 04/21/26	1,248	1,249,363
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.337%, 05/20/27	250	251,182
OMERS Finance Trust
	1.100%, 03/26/26	10,500	10,455,854
Province of Quebec
	2.500%, 04/20/26	2,735	2,727,053
Sanofi SA, SOFR + 0.460%, FRN
(r)	4.302%, 11/03/27	2,310	2,319,602
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.863%, 08/03/26	1,000	1,004,075
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	4.934%, 06/15/26	650	652,595
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.165%, 08/20/27	1,750	1,751,217
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.096%, 04/28/27	2,762	2,774,180
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.760%, 12/11/26	300	301,957
Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.078%, 04/16/26	6,000	6,003,714
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.118%, 10/20/26	2,900	2,905,452
TOTAL BONDS			110,758,116
	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (17.6%)
U.S. Treasury Bills
∞ 3.676%, 03/24/26	3,250	$3,233,569
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 3.711%, 01/31/27	1,000	1,000,371
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 3.763%, 04/30/26	12,800	12,802,965
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 3.773%, 04/30/27	25,750	25,782,281
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r) 3.795%, 07/31/26	5,800	5,803,256
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r) 3.803%, 10/31/27	11,000	11,018,649
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 3.772%, 07/31/27	13,750	13,766,353
TOTAL U.S. TREASURY OBLIGATIONS		73,407,444

COMMERCIAL PAPER — (51.9%)
Australia & New Zealand Banking Group Ltd.
Ω	3.871%, 04/07/26	1,000	993,116
BNG Bank NV
Ω	3.730%, 04/29/26	4,750	4,706,960
Ω	3.731%, 04/30/26	4,000	3,963,350
Caisse des Depots et Consignations
Ω	4.069%, 02/10/26	1,750	1,748,045
Ω	3.921%, 03/09/26	3,000	2,988,313
Chevron Corp.
Ω	3.825%, 02/06/26	1,000	999,290
Cisco Systems, Inc.
Ω	3.973%, 02/06/26	800	799,432
Ω	3.964%, 03/12/26	4,250	4,232,328
Ω	3.742%, 06/12/26	3,500	3,453,415
DBS Bank Ltd.
Ω	4.053%, 02/03/26	5,000	4,997,974
Ω	4.006%, 03/10/26	1,750	1,743,012
DNB Bank ASA
Ω	3.954%, 03/23/26	4,750	4,725,139
Ω	4.025%, 04/15/26	5,000	4,962,056
Erste Abwicklungsanstalt
Ω	3.890%, 03/05/26	600	597,919

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	3.872%, 03/16/26	2,600	$2,588,040
Ω	3.745%, 04/21/26	750	743,796
Ω	3.736%, 05/28/26	3,500	3,457,679
European Investment Bank
	3.924%, 02/17/26	6,000	5,989,022
	4.041%, 02/17/26	3,750	3,743,139
Export Development Canada
	3.868%, 03/03/26	4,000	3,987,366
Hydro-Quebec
Ω	3.738%, 04/15/26	5,000	4,961,797
Johnson & Johnson
Ω	3.933%, 02/02/26	1,500	1,499,546
Ω	3.940%, 02/02/26	4,000	3,998,788
Ω	3.699%, 06/12/26	1,300	1,282,958
Kreditanstalt fuer Wiederaufbau
Ω	4.000%, 02/09/26	200	199,799
Ω	3.956%, 03/03/26	3,500	3,488,769
Ω	3.894%, 03/09/26	1,000	996,189
Ω	4.004%, 03/19/26	1,250	1,243,983
Ω	3.706%, 04/01/26	1,000	993,881
Ω	3.745%, 04/23/26	2,500	2,479,060
Ω	3.769%, 07/27/26	2,500	2,455,500
LVMH Moet Hennessy Louis Vuitton SE
Ω	3.964%, 02/10/26	2,500	2,497,206
National Securities Clearing Corp.
Ω	3.958%, 02/20/26	4,500	4,490,355
Ω	4.002%, 03/10/26	2,000	1,992,001
Ω	3.748%, 03/27/26	2,000	1,988,489
Ω	3.709%, 04/17/26	1,000	992,092
Ω	3.756%, 04/23/26	2,500	2,478,696
Nederlandse Waterschapsbank NV
Ω	3.691%, 06/16/26	3,800	3,746,928
Nestle Finance International Ltd.
Ω	3.690%, 02/09/26	1,500	1,498,480
Ω	3.697%, 04/30/26	3,000	2,972,587
Ω	3.693%, 05/29/26	3,000	2,963,994
Nordea Bank Abp
Ω	3.790%, 07/14/26	600	589,848
Ω	3.778%, 07/20/26	4,500	4,421,178
Ω	3.790%, 07/20/26	3,750	3,684,315
Norfina Ltd.
Ω	3.907%, 04/29/26	500	495,420
NRW Bank
Ω	4.022%, 03/26/26	800	795,523
Oesterreichische Kontrollbank AG
	3.831%, 03/30/26	2,290	2,276,114
	3.843%, 03/30/26	4,000	3,975,744
	3.724%, 04/30/26	5,000	4,953,812
	3.726%, 05/07/26	1,000	990,047
OMERS Finance Trust
Ω	3.776%, 05/01/26	1,000	990,585
		Face Amount	Value†
		(000)
Procter & Gamble Co.
Ω	3.703%, 04/22/26	1,750	$1,735,603
Province of Alberta
Ω	3.882%, 02/19/26	500	498,988
Ω	3.907%, 03/02/26	5,000	4,984,363
Ω	3.927%, 03/18/26	2,500	2,488,068
Ω	3.868%, 03/31/26	4,000	3,975,600
Province of Ontario
	4.017%, 02/06/26	5,250	5,246,274
	3.848%, 03/30/26	1,500	1,491,003
	3.765%, 04/21/26	4,000	3,967,218
Province of Ontario Canada
	3.734%, 05/29/26	1,000	988,064
Province of Quebec
Ω	3.770%, 02/25/26	1,000	997,375
PSP Capital, Inc.
Ω	3.949%, 02/25/26	1,500	1,496,033
Ω	3.912%, 03/11/26	4,000	3,983,704
Ω	3.747%, 04/20/26	1,000	991,852
Ω	3.734%, 04/28/26	3,500	3,468,641
Ω	3.766%, 04/28/26	2,000	1,982,081
Queensland Treasury Corp.
	3.833%, 07/14/26	1,500	1,475,525
Sanofi SA
Ω	4.039%, 02/10/26	500	499,441
Siemens Capital Co. LLC
Ω	3.979%, 02/13/26	4,250	4,244,022
Ω	3.692%, 02/04/26	1,000	999,498
Ω	3.699%, 03/25/26	4,000	3,978,172
Svensk Exportkredit AB
	3.888%, 03/04/26	2,500	2,491,626
	4.023%, 03/11/26	3,500	3,485,754
	3.958%, 03/16/26	4,500	4,479,356
Svenska Handelsbanken AB
Ω	3.802%, 07/22/26	2,000	1,964,550
Swedbank AB
Ω	3.789%, 07/22/26	7,000	6,876,228
Toronto-Dominion Bank
Ω	4.072%, 03/02/26	500	498,386
Ω	3.912%, 03/26/26	1,500	1,491,393
United Overseas Bank Ltd.
Ω	3.899%, 02/12/26	1,600	1,597,879
Ω	4.033%, 02/13/26	4,250	4,243,931
Ω	4.037%, 02/20/26	1,000	997,851
Ω	3.857%, 03/13/26	5,000	4,978,381
TOTAL COMMERCIAL PAPER (Cost $216,439,367)			216,409,935
TOTAL INVESTMENT SECURITIES (Cost $406,479,439)			406,576,909

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
	Shares	Value†
TEMPORARY CASH INVESTMENTS — (2.5%)
State Street Institutional U.S. Government Money Market Fund 3.720%	10,429,646	$10,429,646
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	$12
TOTAL INVESTMENTS — (100.0%)
(Cost $416,909,097)^^			$417,006,567
As of January 31, 2026, the value of Rule 144A securities amounted to $185,720,086 or 45.0% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$6,001,414	—	$6,001,414
Bonds	—	110,758,116	—	110,758,116
U.S. Treasury Obligations	—	73,407,444	—	73,407,444
Commercial Paper	—	216,409,935	—	216,409,935
Temporary Cash Investments	$10,429,646	—	—	10,429,646
Securities Lending Collateral	—	12	—	12
Total Investments in Securities	$10,429,646	$406,576,921	—	$417,006,567

Dimensional VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (98.2%)
AUSTRALIA — (8.7%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.237%, 03/18/26		3,046	$3,047,523
(r)	3M Swap + 0.800%, FRN, 4.445%, 02/05/27	AUD	1,100	768,950
(r)	3M Swap + 0.970%, FRN, 4.604%, 05/12/27	AUD	500	350,581
(r)	3M Swap + 1.200%, FRN, 4.839%, 11/04/27	AUD	1,650	1,163,352
(r)	3M Swap + 0.670%, FRN, 4.382%, 12/15/27	AUD	600	419,214
(r)	3M Swap + 1.060%, FRN, 4.798%, 03/31/28	AUD	500	351,967
(r)Ω	SOFR + 0.620%, FRN, 4.297%, 06/18/28		1,200	1,205,177
(r)	3M Swap + 0.960%, FRN, 4.605%, 02/05/29	AUD	500	352,172
(r)Ω	SOFR + 0.850%, FRN, 4.529%, 12/16/29		500	505,809
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.750%, FRN, 4.429%, 03/13/26		300	300,201
(r)	3M Swap + 0.700%, FRN, 4.436%, 01/14/27	AUD	1,600	1,117,358
(r)	3M Swap + 0.700%, FRN, 4.434%, 07/22/27	AUD	2,000	1,398,285
(r)	3M Swap + 1.150%, FRN, 4.892%, 01/13/28	AUD	1,500	1,056,903
(r)Ω	SOFR + 0.810%, FRN, 4.489%, 03/14/30		1,861	1,878,731
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.422%, 06/12/28		800	804,277
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
National Australia Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.370%, 02/25/27	AUD	500	$349,324
(r)	3M Swap + 0.700%, FRN, 4.345%, 05/10/27	AUD	3,000	2,097,261
(r)	3M Swap + 0.700%, FRN, 4.427%, 10/18/27	AUD	2,500	1,747,334
(r)Ω	SOFR + 0.600%, FRN, 4.257%, 10/26/27		900	904,096
(r)	3M Swap + 1.200%, FRN, 4.850%, 11/25/27	AUD	1,000	704,943
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	4,580	3,220,603
#(r)Ω	SOFR + 0.650%, FRN, 4.329%, 06/13/28		400	402,085
(r)	3M Swap + 0.900%, FRN, 4.628%, 03/22/29	AUD	1,500	1,053,164
Westpac Banking Corp.
(r)	3M Swap + 0.700%, FRN, 4.512%, 01/25/27	AUD	500	349,254
(r)	3M Swap + 1.230%, FRN, 4.871%, 11/11/27	AUD	1,500	1,057,895
(r)	3M Swap + 0.980%, FRN, 4.633%, 02/16/28	AUD	500	351,615
(r)	3M Swap + 0.880%, FRN, 4.535%, 05/14/29	AUD	500	350,504
(r)	3M Swap + 0.850%, FRN, 4.578%, 09/19/29	AUD	2,000	1,401,266
(r)	SOFR + 0.820%, FRN, 4.488%, 07/01/30		2,500	2,524,365
TOTAL AUSTRALIA				31,234,209

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRIA — (0.2%)
Autobahnen- und Schnell- strassen-Finanzierungs AG
	2.500%, 03/25/30	EUR	300	$355,248
Republic of Austria Government Bonds
	3.450%, 10/20/30	EUR	400	493,558
TOTAL AUSTRIA				848,806
BELGIUM — (3.1%)
Euroclear Holding NV
	1.500%, 04/11/30	EUR	100	111,742
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	9,800	10,463,193
Ministeries Van de Vlaamse Gemeenschap
	2.750%, 10/22/29	EUR	500	595,689
TOTAL BELGIUM				11,170,624
CANADA — (18.7%)
Canada Government Bonds
	4.500%, 02/01/26	CAD	3,200	2,349,737
	0.250%, 03/01/26	CAD	500	366,640
	2.750%, 09/01/30	CAD	1,000	728,748
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.33%, FRN, 2.607%, 03/15/28	CAD	2,000	1,473,844
(r)Ω	1 day CAD Overnight Index + 0.28%, FRN, 2.557%, 09/15/29	CAD	660	485,637
Ω	2.850%, 06/15/30	CAD	6,300	4,603,328
CDP Financial, Inc.
	4.500%, 02/13/26		500	500,093
	3.000%, 04/11/29	EUR	2,560	3,081,216
	3.950%, 09/01/29	CAD	300	227,594
	4.200%, 12/02/30	CAD	2,400	1,843,416
CPPIB Capital, Inc.
(r)Ω	SOFR + 1.250%, FRN, 4.956%, 03/11/26		250	250,307
	3.600%, 06/02/29	CAD	1,000	750,979
	3.125%, 06/11/29	EUR	3,737	4,529,844
	3.350%, 12/02/30	CAD	6,100	4,527,570
Province of Alberta
	4.100%, 06/01/29	CAD	3,600	2,748,283
	2.900%, 09/20/29	CAD	1,800	1,322,600
	2.050%, 06/01/30	CAD	8,600	6,070,748
Province of British Columbia
	2.950%, 12/18/28	CAD	220	162,469
	5.700%, 06/18/29	CAD	2,800	2,244,051
	2.200%, 06/18/30	CAD	8,200	5,822,172
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Manitoba
	2.750%, 06/02/29	CAD	100	$73,196
	2.050%, 06/02/30	CAD	1,250	881,412
Province of Ontario
	2.700%, 06/02/29	CAD	1,000	731,054
	1.550%, 11/01/29	CAD	700	489,355
	2.050%, 06/02/30	CAD	4,300	3,033,574
	2.950%, 09/08/30	CAD	700	511,507
	1.350%, 12/02/30	CAD	7,600	5,147,784
Province of Quebec
	2.300%, 09/01/29	CAD	4,700	3,380,659
Δ	0.000%, 10/15/29	EUR	2,300	2,486,979
	1.900%, 09/01/30	CAD	6,600	4,606,356
Δ	0.000%, 10/29/30	EUR	100	104,669
Province of Saskatchewan
	2.200%, 06/02/30	CAD	200	142,035
PSP Capital, Inc.
	2.050%, 01/15/30	CAD	200	141,819
	4.400%, 12/02/30	CAD	1,900	1,474,734
TOTAL CANADA				67,294,409
DENMARK — (0.8%)
Kommunekredit
Δ	0.000%, 11/17/29	EUR	1,300	1,404,111
Novo Nordisk Finance Netherlands BV
	2.875%, 08/27/30	EUR	1,200	1,427,363
TOTAL DENMARK				2,831,474
FINLAND — (4.3%)
Finland Government Bonds
	2.500%, 04/15/30	EUR	500	593,854
Δ	0.000%, 09/15/30	EUR	2,000	2,112,886
Finnvera OYJ
	2.375%, 10/29/30	EUR	100	117,360
Kuntarahoitus OYJ
(r)	SOFR + 1.000%, FRN, 4.665%, 07/15/26		1,900	1,906,764
	2.500%, 08/29/29	EUR	1,199	1,424,343
	2.625%, 12/14/29	EUR	2,686	3,199,645
	3.125%, 07/29/30	EUR	800	970,912
Δ	0.000%, 10/14/30	EUR	750	787,782
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.422%, 03/19/27		1,025	1,028,865
(r)Ω	SOFR + 0.830%, FRN, 4.575%, 08/28/30		1,800	1,808,362
OP Corporate Bank PLC
	2.875%, 11/27/29	EUR	1,450	1,729,900
TOTAL FINLAND				15,680,673

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (4.9%)
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	1,200	$1,322,171
	3.125%, 03/01/30	EUR	1,400	1,691,983
	2.875%, 05/25/30	EUR	2,500	2,992,023
Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	4.006%, 05/03/26		3,200	3,198,176
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	800	955,394
	2.500%, 05/25/30	EUR	2,100	2,481,256
L'Oreal SA
	3.375%, 11/23/29	EUR	400	487,178
	2.750%, 11/19/30	EUR	900	1,067,252
LVMH Moet Hennessy Louis Vuitton SE
	2.625%, 03/07/29	EUR	200	237,619
	3.250%, 09/07/29	EUR	900	1,090,278
	3.375%, 02/05/30	EUR	1,300	1,581,284
Region of Ile de France
	1.375%, 03/14/29	EUR	300	343,661
Sanofi SA
	1.375%, 03/21/30	EUR	100	112,884
TOTAL FRANCE				17,561,159
GERMANY — (10.7%)
Allianz Finance II BV
	3.250%, 12/04/29	EUR	900	1,094,283
	1.500%, 01/15/30	EUR	100	113,952
	0.500%, 01/14/31	EUR	1,000	1,068,060
Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	900	1,057,826
Deutsche Bahn AG
	0.375%, 06/23/29	EUR	400	441,482
	1.875%, 05/24/30	EUR	740	853,396
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	200	245,732
Free & Hanseatic City of Hamburg
	2.375%, 09/25/29	EUR	800	945,671
	0.010%, 06/03/30	EUR	74	78,622
Investitionsbank Berlin
	2.500%, 05/20/30	EUR	1,200	1,415,218
Kreditanstalt fuer Wiederaufbau
	2.375%, 10/04/29	EUR	700	829,411
	0.375%, 04/23/30	EUR	1,124	1,223,378
	3.125%, 06/07/30	EUR	900	1,095,615
Δ	0.000%, 09/17/30	EUR	1,660	1,757,428
Δ	0.000%, 01/10/31	EUR	1,200	1,256,855
Land Baden-Wuerttemberg
	2.625%, 03/12/30	EUR	400	476,430
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Land Berlin
	0.100%, 01/18/30	EUR	300	$323,815
	2.375%, 06/04/30	EUR	1,896	2,232,536
Landwirtschaftliche Rentenbank
Δ	0.000%, 11/27/29	EUR	262	282,982
	0.050%, 12/18/29	EUR	440	475,489
LFA Foerderbank Bayern
	2.875%, 04/01/30	EUR	100	119,690
NRW Bank
	0.125%, 02/04/30	EUR	1,800	1,940,112
Siemens Financieringsmaatschappij NV
	2.625%, 05/27/29	EUR	1,700	2,021,873
	1.000%, 02/25/30	EUR	200	222,994
	2.750%, 09/09/30	EUR	700	831,534
State of Hesse
	0.010%, 03/11/30	EUR	376	402,297
Δ	0.000%, 11/08/30	EUR	300	314,391
State of Lower Saxony
	2.500%, 01/09/30	EUR	1,478	1,750,690
	0.125%, 01/10/30	EUR	382	412,888
	2.750%, 03/25/30	EUR	3,858	4,617,053
	0.010%, 01/10/31	EUR	450	469,996
State of North Rhine-Westphalia
	2.650%, 01/15/30	EUR	3,400	4,047,339
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,150,909
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	1,808	2,136,263
TOTAL GERMANY				38,706,210
LUXEMBOURG — (3.0%)
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	61,383
	2.625%, 05/07/30	EUR	8,900	10,602,000
TOTAL LUXEMBOURG				10,663,383
NETHERLANDS — (9.9%)
ABN AMRO Bank NV
#(r)Ω	SOFR + 0.750%, FRN, 4.416%, 07/07/28		400	401,819
	2.750%, 06/04/29	EUR	1,900	2,263,698
	3.125%, 01/21/30	EUR	1,600	1,927,260
BNG Bank NV
	0.100%, 01/15/30	EUR	2,100	2,267,435
	3.000%, 04/23/30	EUR	125	150,998
	2.500%, 05/21/30	EUR	5,567	6,588,257
Δ	0.000%, 01/20/31	EUR	200	208,185

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.365%, 08/28/26		500	$501,056
(r)	3M Swap + 0.730%, FRN, 4.542%, 01/27/27	AUD	5,500	3,842,220
(r)	3M Swap + 0.870%, FRN, 4.526%, 02/26/27	AUD	1,200	839,422
(r)	3M Swap + 1.180%, FRN, 4.907%, 01/19/28	AUD	4,000	2,820,692
(r)	3M Swap + 0.750%, FRN, 4.406%, 05/26/28	AUD	500	350,139
(r)	SOFR + 0.590%, FRN, 4.256%, 10/17/28		740	742,850
(r)	3M Swap + 1.150%, FRN, 4.804%, 11/21/28	AUD	1,250	883,817
(r)	3M Swap + 1.030%, FRN, 4.686%, 02/26/29	AUD	500	352,419
Nederlandse Waterschapsbank NV
	2.750%, 12/17/29	EUR	2,550	3,054,886
	2.500%, 05/22/30	EUR	5,845	6,911,308
Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	1,600	1,705,951
TOTAL NETHERLANDS				35,812,412
NEW ZEALAND — (3.7%)
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	800	447,291
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	1,500	886,198
	4.500%, 05/15/30	NZD	14,800	9,132,251
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	1,000	585,209
	1.500%, 04/20/29	NZD	1,850	1,038,304
	4.500%, 05/15/30	NZD	1,900	1,164,451
TOTAL NEW ZEALAND				13,253,704
NORWAY — (1.8%)
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 4.687%, 06/17/26		300	300,946
			Face Amount^	Value†
			(000)
NORWAY — (Continued)
(r)Ω	SOFR + 0.410%, FRN, 4.080%, 04/09/29		6,000	$6,016,322
	0.050%, 10/24/29	EUR	150	162,025
TOTAL NORWAY				6,479,293
SINGAPORE — (2.3%)
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.426%, 02/26/27	AUD	500	349,436
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.165%, 08/20/27		780	780,542
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.447%, 04/16/27	AUD	500	349,328
(r)	3M Swap + 0.650%, FRN, 4.313%, 02/28/28	AUD	1,000	697,743
(r)Ω	SOFR + 0.580%, FRN, 4.254%, 04/02/28		4,000	4,011,733
(r)	SOFR + 0.580%, FRN, 4.254%, 04/02/28		2,000	2,005,867
TOTAL SINGAPORE				8,194,649
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.2%)
African Development Bank
	0.875%, 03/23/26		340	338,621
Asian Development Bank
(r)	SOFR + 0.300%, FRN, 3.983%, 06/20/28		4,386	4,385,181
	0.025%, 01/31/30	EUR	100	107,652
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.422%, 08/16/27		3,058	3,074,369
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	300	323,061
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	400	425,372
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 3.856%, 04/14/26		204	203,988

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.330%, FRN, 4.116%, 02/20/28		4,240	$4,243,686
(r)	SOFR + 0.420%, FRN, 4.086%, 07/22/30		1,400	1,401,779
European Investment Bank
(r)	SOFR + 1.000%, FRN, 4.764%, 05/21/28		6,900	7,007,364
(r)Ω	SOFR + 1.000%, FRN, 4.764%, 05/21/28		500	507,780
	0.050%, 01/16/30	EUR	500	540,743
	4.000%, 04/15/30	EUR	1,500	1,888,876
	2.375%, 05/15/30	EUR	300	354,943
Δ	0.000%, 01/14/31	EUR	400	419,086
European Union
	2.875%, 10/05/29	EUR	1,100	1,325,260
	1.625%, 12/04/29	EUR	8,100	9,327,693
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.030%, 10/04/27		2,671	2,674,961
(r)	SOFR + 0.270%, FRN, 3.953%, 03/20/28		1,400	1,399,282
(r)	SOFR + 0.350%, FRN, 4.030%, 10/05/28		4,220	4,223,323
(r)	SOFR + 0.370%, FRN, 4.036%, 08/01/29		500	500,093
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.036%, 01/12/27		1,450	1,451,615
Δ	0.000%, 02/21/30	EUR	500	537,082
	4.250%, 09/18/30	CAD	500	386,079
International Development Association
	2.500%, 05/28/30	EUR	2,370	2,805,282
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.070%, 08/28/28		4,040	4,040,491
(r)	SOFR + 0.360%, FRN, 4.121%, 08/28/29		500	499,746
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank, SOFR + 0.290%, FRN
(r)	3.970%, 10/04/27		300	$300,495
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				54,693,903
SWEDEN — (2.4%)
Skandinaviska Enskilda Banken AB, SOFR + 0.750%, FRN
(r)Ω	4.484%, 06/02/28		2,900	2,913,623
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.863%, 08/03/26		630	632,567
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.660%, FRN, 4.406%, 05/28/27		400	401,503
(r)Ω	SOFR + 0.740%, FRN, 4.502%, 05/23/28		1,950	1,960,630
	0.050%, 09/06/28	EUR	200	222,720
	2.625%, 09/05/29	EUR	759	900,164
Swedbank AB
	4.125%, 11/13/28	EUR	100	123,470
(r)Ω	SOFR + 1.030%, FRN, 4.797%, 11/20/29		1,400	1,419,784
TOTAL SWEDEN				8,574,461
UNITED KINGDOM — (0.2%)
Bank of England Euro Notes
	4.625%, 03/06/26		600	600,570
UNITED STATES — (8.3%)
Alphabet, Inc.
	2.500%, 05/06/29	EUR	1,500	1,773,328
Apple, Inc.
	1.375%, 05/24/29	EUR	150	171,553
Bank of America NA, SOFR + 1.020%, FRN
(r)	4.802%, 08/18/26		250	250,872
Berkshire Hathaway Finance Corp.
	1.500%, 03/18/30	EUR	800	908,877
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.219%, 02/26/28		950	953,743
(r)	SOFR + 0.570%, FRN, 4.364%, 08/13/28		2,000	2,014,080

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Colgate-Palmolive Co.
	0.300%, 11/10/29	EUR	300	$328,629
Eli Lilly & Co.
(r)	SOFR + 0.530%, FRN, 4.196%, 10/15/28		1,380	1,389,304
	2.125%, 06/03/30	EUR	1,450	1,681,778
Johnson & Johnson
	2.700%, 02/26/29	EUR	124	147,953
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.286%, 04/29/26		700	700,716
Mastercard, Inc.
(r)	SOFR + 0.440%, FRN, 4.124%, 03/15/28		260	260,534
	1.000%, 02/22/29	EUR	300	339,430
Merck & Co., Inc., SOFR + 0.460%, FRN
#(r)	4.144%, 09/15/27		1,041	1,046,603
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.831%, 10/30/26		500	503,632
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.337%, 05/20/27		500	502,365
Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	200	227,033
	3.500%, 01/17/30	EUR	738	902,631
	1.500%, 04/01/30	EUR	400	455,357
	2.625%, 10/28/30	EUR	3,500	4,150,460
	3.000%, 01/23/31	EUR	200	239,425
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	4,300	3,084,101
Procter & Gamble Co.
	0.350%, 05/05/30	EUR	2,450	2,645,869
Roche Finance Europe BV
	3.227%, 05/03/30	EUR	200	242,741
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	4.529%, 11/13/26		600	602,889
Sanofi SA
(r)	SOFR + 0.540%, FRN, 4.382%, 11/03/28		1,950	1,960,775
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.625%, 06/23/29	EUR	400	$474,091
State Street Corp., SOFR + 0.640%, FRN
(r)	4.306%, 10/22/27		560	562,741
Visa, Inc.
	2.000%, 06/15/29	EUR	1,100	1,283,134
TOTAL UNITED STATES				29,804,644
TOTAL BONDS				353,404,583
COMMERCIAL PAPER — (1.1%)
CANADA — (0.7%)
PSP Capital, Inc.
Ω	4.027%, 02/04/26		2,500	2,498,734
FRANCE — (0.4%)
TotalEnergies Capital SA
Ω	3.944%, 03/31/26		1,500	1,490,700
TOTAL COMMERCIAL PAPER (Cost $3,989,926)				3,989,434
FOREIGN SOVEREIGN OBLIGATIONS — (0.2%)
CANADA — (0.2%)
Canada Treasury Bills
∞	2.379%, 02/11/26	CAD	900	660,473
TOTAL INVESTMENT SECURITIES (Cost $351,894,541)				358,054,490

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	146,937	1,699,617
TOTAL INVESTMENTS — (100.0%)
(Cost $353,594,158)^^			$359,754,107

Dimensional VA Global Bond Portfolio
CONTINUED
As of January 31, 2026, Dimensional VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	4,466,547	USD	3,231,354	Citibank, N.A.	02/11/26	$50,142
GBP	2,227,864	USD	2,990,283	Citibank, N.A.	02/17/26	58,162
SGD	9,069,879	USD	7,080,850	Societe Generale	03/03/26	63,009
USD	5,050,500	EUR	4,233,806	Societe Generale	03/09/26	23,910
USD	578,132	NZD	955,451	Citibank, N.A.	03/17/26	1,959
USD	530,999	NZD	878,817	Citibank, N.A.	03/30/26	786
USD	16,741,608	EUR	13,975,924	Australia and New Zealand Bank	04/07/26	126,058
USD	9,626,492	CAD	13,006,450	NatWest Markets PLC	04/07/26	48,622
USD	686,835	NZD	1,128,003	Citibank, N.A.	04/30/26	5,517
Total Appreciation						$378,165
EUR	13,975,924	USD	16,691,306	Australia and New Zealand Bank	02/02/26	$(124,951)
USD	1,868,685	CAD	2,566,756	Citibank, N.A.	02/02/26	(16,348)
USD	2,847,040	EUR	2,437,698	Citibank, N.A.	02/02/26	(42,485)
USD	7,628,545	CAD	10,439,694	NatWest Markets PLC	02/02/26	(38,399)
CAD	13,006,450	USD	9,600,323	NatWest Markets PLC	02/02/26	(48,345)
USD	13,562,946	EUR	11,538,226	Societe Generale	02/02/26	(113,886)
USD	25,480,785	EUR	21,653,451	NatWest Markets PLC	02/04/26	(187,323)
USD	2,625,072	NZD	4,551,654	Bank of America Corp.	02/09/26	(116,095)
USD	12,933,047	AUD	19,200,776	Bank of New York Mellon	02/09/26	(437,286)
USD	28,572,783	EUR	24,416,300	Bank of New York Mellon	02/09/26	(377,187)
USD	695,018	NZD	1,196,096	Citibank, N.A.	02/10/26	(25,340)
USD	11,642,826	CAD	16,122,509	Societe Generale	02/11/26	(202,106)
USD	12,382,735	AUD	18,530,384	Australia and New Zealand Bank	02/17/26	(520,606)
USD	2,995,614	GBP	2,227,864	Citibank, N.A.	02/17/26	(52,831)
USD	1,175,573	AUD	1,713,615	Citibank, N.A.	02/27/26	(17,656)
USD	1,417,502	NZD	2,421,366	Royal Bank of Canada	02/27/26	(41,704)
USD	2,809,681	AUD	4,049,217	Societe Generale	03/02/26	(9,867)
USD	10,219,598	SGD	13,066,379	NatWest Markets PLC	03/03/26	(72,091)
SGD	3,996,500	USD	3,161,951	Societe Generale	03/03/26	(14,121)
USD	1,973,431	EUR	1,683,943	Citibank, N.A.	03/09/26	(25,832)
USD	3,505,554	EUR	3,004,593	Societe Generale	03/09/26	(61,652)
USD	1,602,788	CAD	2,219,629	Citibank, N.A.	03/10/26	(29,805)
USD	8,987,901	CAD	12,380,034	NatWest Markets PLC	03/10/26	(117,923)
USD	2,134,140	NZD	3,717,031	Citibank, N.A.	03/16/26	(107,286)
USD	2,128,187	NZD	3,697,927	Australia and New Zealand Bank	03/17/26	(101,801)
USD	25,718,866	EUR	22,021,104	HSBC Bank	03/17/26	(435,533)
USD	25,288,529	EUR	21,674,843	Royal Bank of Canada	03/23/26	(461,873)
USD	27,840,179	EUR	23,710,494	Citibank, N.A.	03/27/26	(333,935)
USD	9,926,459	CAD	13,674,164	Royal Bank of Canada	03/27/26	(138,465)
USD	2,191,813	NZD	3,652,455	NatWest Markets PLC	03/30/26	(11,809)
USD	9,437,331	CAD	12,959,857	Societe Generale	03/30/26	(103,035)
USD	4,452,422	CAD	6,127,905	Citibank, N.A.	04/06/26	(59,942)
USD	7,809,405	CAD	10,677,191	NatWest Markets PLC	04/06/26	(52,886)
Total (Depreciation)						$(4,500,404)
Total Appreciation (Depreciation)						$(4,122,239)

Dimensional VA Global Bond Portfolio
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $42,507,612 or 11.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$31,234,209	—	$31,234,209
Austria	—	848,806	—	848,806
Belgium	—	11,170,624	—	11,170,624
Canada	—	67,294,409	—	67,294,409
Denmark	—	2,831,474	—	2,831,474
Finland	—	15,680,673	—	15,680,673
France	—	17,561,159	—	17,561,159
Germany	—	38,706,210	—	38,706,210
Luxembourg	—	10,663,383	—	10,663,383
Netherlands	—	35,812,412	—	35,812,412
New Zealand	—	13,253,704	—	13,253,704
Norway	—	6,479,293	—	6,479,293
Singapore	—	8,194,649	—	8,194,649
Supranational Organization Obligations	—	54,693,903	—	54,693,903
Sweden	—	8,574,461	—	8,574,461
United Kingdom	—	600,570	—	600,570
United States	—	29,804,644	—	29,804,644
Commercial Paper	—	3,989,434	—	3,989,434
Foreign Sovereign Obligations	—	660,473	—	660,473
Securities Lending Collateral	—	1,699,617	—	1,699,617
Total Investments in Securities	—	$359,754,107	—	$359,754,107
Financial Instruments
Assets
Forward Currency Contracts**	—	378,165	—	378,165
Liabilities
Forward Currency Contracts**	—	(4,500,404)	—	(4,500,404)
Total Financial Instruments	—	$(4,122,239)	—	$(4,122,239)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Dimensional VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
U.S. Treasury Inflation-Indexed Bonds
2.500%, 01/15/29	14,268	$14,861,916
3.875%, 04/15/29	16,249	17,642,907
3.375%, 04/15/32	12,821	14,265,061
2.125%, 02/15/40	12,749	12,647,113
2.125%, 02/15/41	14,507	14,242,307
0.750%, 02/15/42	9,325	7,277,567
0.625%, 02/15/43	8,460	6,317,310
1.375%, 02/15/44	10,571	8,862,679
0.750%, 02/15/45	2,065	1,506,772
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	4,326	4,317,774
0.875%, 01/15/29	18,487	18,388,687
0.250%, 07/15/29	3,358	3,273,709
0.125%, 01/15/30	20,475	19,641,707
0.125%, 07/15/30	6,828	6,521,611
0.125%, 01/15/31	22,557	21,282,389
0.125%, 07/15/31	26,306	24,671,500
0.125%, 01/15/32	22,804	21,081,228
0.625%, 07/15/32	16,903	16,020,678
1.125%, 01/15/33	6,747	6,535,434
1.375%, 07/15/33	2,668	2,624,301
1.750%, 01/15/34	6,644	6,657,730
1.875%, 07/15/34	4,649	4,702,492
2.125%, 01/15/35	12,840	13,153,400
TOTAL U.S. TREASURY OBLIGATIONS Cost ($271,317,935)		266,496,272

		Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	770,917	770,917
TOTAL INVESTMENTS — (100.0%)
(Cost $272,088,852)^^			$267,267,189
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$266,496,272	—	$266,496,272
Temporary Cash Investments	$770,917	—	—	770,917
Total Investments in Securities	$770,917	$266,496,272	—	$267,267,189

Dimensional VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (46.8%)
U.S. Core Equity 2 Portfolio	1,956,794	$88,916,720
U.S. Core Equity 1 Portfolio	626,149	31,845,933
Dimensional VA U.S. Large Value Portfolio	176,487	6,452,357
DFA Real Estate Securities Portfolio	56,771	2,314,002
TOTAL DOMESTIC EQUITIES		129,529,012
INTERNATIONAL EQUITIES — (18.4%)
International Core Equity 2 Portfolio	1,422,148	30,377,088
Emerging Markets Core Equity 2 Portfolio	511,864	16,016,225
Dimensional VA International Value Portfolio	180,770	3,553,943
DFA International Real Estate Securities Portfolio	224,688	874,034
TOTAL INTERNATIONAL EQUITIES		50,821,290
FIXED INCOME (INTERNATIONAL) — (34.8%)
DFA Selectively Hedged Global Fixed Income Portfolio	3,698,212	34,393,368
Dimensional VA Global Bond Portfolio	3,505,336	34,352,295
DFA Two-Year Global Fixed Income Portfolio	1,403,810	13,729,261
Dimensional VA Short-Term Fixed Portfolio	1,359,244	13,728,364
TOTAL FIXED INCOME (INTERNATIONAL)		96,203,288
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $177,898,570)		$276,553,590
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $130,992)	130,992	130,992
TOTAL INVESTMENTS — (100.0%) (Cost $178,029,562)^^		$276,684,582
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$276,553,590	—	—	$276,553,590
Temporary Cash Investments	130,992	—	—	130,992
Total Investments in Securities	$276,684,582	—	—	$276,684,582

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (5.4%)
	Alphabet, Inc. (GOOG US), Class C	30,281	$10,251,027
	Alphabet, Inc. (GOOGL US), Class A	29,260	9,889,880
#*	Live Nation Entertainment, Inc.	71,587	10,412,329
	Meta Platforms, Inc., Class A	173,735	124,481,128
*	Netflix, Inc.	911,990	76,142,045
TOTAL COMMUNICATION SERVICES			231,176,409
CONSUMER DISCRETIONARY — (9.4%)
*	Amazon.com, Inc.	78,022	18,670,665
	Booking Holdings, Inc.	605	3,026,113
*	Burlington Stores, Inc.	23,716	7,016,616
*	Carvana Co.	1,451	582,011
*	Chipotle Mexican Grill, Inc.	481,735	18,725,039
	Darden Restaurants, Inc.	43,774	8,726,347
	Expedia Group, Inc.	70,338	18,628,316
	Home Depot, Inc.	373,712	139,988,778
	Las Vegas Sands Corp.	499,728	26,350,657
	Marriott International, Inc., Class A	1	315
	NIKE, Inc., Class B	84,854	5,244,826
#	Ross Stores, Inc.	148,747	28,061,122
	Royal Caribbean Cruises Ltd.	22,274	7,231,254
#	Starbucks Corp.	37,155	3,416,402
	Tapestry, Inc.	115,110	14,608,610
	TJX Cos., Inc.	407,546	61,054,466
	Tractor Supply Co.	397,960	20,248,205
*	Ulta Beauty, Inc.	13,247	8,575,578
	Williams-Sonoma, Inc.	52,477	10,739,418
TOTAL CONSUMER DISCRETIONARY			400,894,738
CONSUMER STAPLES — (9.4%)
	Altria Group, Inc.	102,445	6,350,566
	Clorox Co.	19,419	2,190,269
	Coca-Cola Co.	943,991	70,619,967
	Colgate-Palmolive Co.	578,202	52,205,859
	Costco Wholesale Corp.	98,743	92,843,106
	Hershey Co.	471	91,727
#	Kimberly-Clark Corp.	246,799	24,677,432
	PepsiCo, Inc.	424,380	65,197,499
	Procter & Gamble Co.	56,275	8,540,857
	Sysco Corp.	515,246	43,203,377
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walmart, Inc.	313,939	$37,402,692
TOTAL CONSUMER STAPLES			403,323,351
ENERGY — (1.8%)
	Cheniere Energy, Inc.	135,331	28,625,213
	Targa Resources Corp.	228,906	46,005,528
	Texas Pacific Land Corp.	3,225	1,123,461
TOTAL ENERGY			75,754,202
FINANCIALS — (9.5%)
	Ameriprise Financial, Inc.	30,352	16,001,271
	Aon PLC, Class A	22,996	8,040,321
	Equitable Holdings, Inc.	137,366	6,373,782
	LPL Financial Holdings, Inc.	10,791	3,933,319
	Marsh & McLennan Cos., Inc.	18,020	3,391,184
	Mastercard, Inc., Class A	310,416	167,249,037
	Moody's Corp.	42,803	22,067,515
	Visa, Inc., Class A	556,847	179,210,070
TOTAL FINANCIALS			406,266,499
HEALTH CARE — (11.4%)
	AbbVie, Inc.	403,783	90,047,647
*	Alnylam Pharmaceuticals, Inc.	28,971	9,793,936
	Amgen, Inc.	252,681	86,386,580
	Cencora, Inc.	153,459	55,125,542
*	Dexcom, Inc.	800	58,432
	Eli Lilly & Co.	184,172	191,013,990
*	IDEXX Laboratories, Inc.	31,399	21,051,774
*	Medpace Holdings, Inc.	4,058	2,363,704
*	Solventum Corp.	39,626	3,050,013
*	Waters Corp.	3,919	1,452,852
	Zoetis, Inc.	203,921	25,453,419
TOTAL HEALTH CARE			485,797,889
INDUSTRIALS — (15.3%)
	3M Co.	218,759	33,505,128
*	ATI, Inc.	16,402	1,973,161
	Automatic Data Processing, Inc.	130,798	32,283,562

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Boeing Co.	44,256	$10,343,512
	Broadridge Financial Solutions, Inc.	55,905	11,019,435
	BWX Technologies, Inc.	3,182	653,678
	Caterpillar, Inc.	162,058	106,530,447
	Cintas Corp.	85,041	16,275,997
	Comfort Systems USA, Inc.	4,410	5,036,661
	EMCOR Group, Inc.	123	88,650
	Fastenal Co.	395,566	17,151,742
	FTAI Aviation Ltd.	3,437	935,964
	General Electric Co.	200,408	61,483,170
	Honeywell International, Inc.	166,186	37,810,639
	Howmet Aerospace, Inc.	34,814	7,244,097
	Illinois Tool Works, Inc.	195,763	51,145,041
	Lennox International, Inc.	26,703	13,220,121
	Lincoln Electric Holdings, Inc.	3,675	975,161
	Lockheed Martin Corp.	88,880	56,369,474
	Paychex, Inc.	178,026	18,359,821
	Rockwell Automation, Inc.	20,651	8,707,494
	Rollins, Inc.	75,167	4,761,078
	Trane Technologies PLC	35,798	15,055,923
#	Union Pacific Corp.	108,505	25,509,525
	Veralto Corp.	33,019	3,268,221
	Verisk Analytics, Inc.	101,106	21,986,511
	Vertiv Holdings Co., Class A	222,250	41,378,505
	Waste Management, Inc.	65,612	14,581,611
	WW Grainger, Inc.	33,886	36,594,847
*	XPO, Inc.	5,345	791,648
TOTAL INDUSTRIALS			655,040,824
INFORMATION TECHNOLOGY — (34.2%)
*	Adobe, Inc.	102,145	29,954,021
	Amphenol Corp., Class A	66,060	9,517,925
	Apple, Inc.	1,002,544	260,140,117
	Applied Materials, Inc.	135,913	43,807,478
*	AppLovin Corp., Class A	125,307	59,283,995
*	Autodesk, Inc.	52,578	13,295,399
	Broadcom, Inc.	218,408	72,358,570
#*	Fortinet, Inc.	407,602	33,121,739
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Gartner, Inc.	33,377	$6,996,153
*	GoDaddy, Inc., Class A	72,732	7,311,021
	International Business Machines Corp.	149,550	45,866,985
	Jabil, Inc.	93,715	22,228,261
	KLA Corp.	37,884	54,096,079
	Lam Research Corp.	405,720	94,719,391
*	Manhattan Associates, Inc.	515	77,770
	Microsoft Corp.	477,909	205,639,464
	Motorola Solutions, Inc.	94,311	37,963,950
	NetApp, Inc.	142,755	13,754,444
	NVIDIA Corp.	1,657,500	316,797,975
	Oracle Corp.	615,281	101,262,947
	Texas Instruments, Inc.	139,175	29,999,171
	Western Digital Corp.	10,782	2,697,980
TOTAL INFORMATION TECHNOLOGY			1,460,890,835
MATERIALS — (0.5%)
	Sherwin-Williams Co.	64,866	23,004,078
*	Solstice Advanced Materials, Inc.	1,843	113,842
TOTAL MATERIALS			23,117,920
UTILITIES — (1.6%)
	NRG Energy, Inc.	182,006	27,779,576
	Vistra Corp.	247,384	39,173,256
TOTAL UTILITIES			66,952,832
TOTAL COMMON STOCKS Cost ($2,482,345,333)			4,209,215,499

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	37,381,620	37,381,620
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	2,384,913	27,586,290
TOTAL INVESTMENTS — (100.0%)
(Cost $2,547,313,243)^^			$4,274,183,409

U.S. Large Cap Growth Portfolio
CONTINUED
As of January 31, 2026, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	88	03/20/26	$30,718,680	$30,649,300	$(69,380)
Total Futures Contracts			$30,718,680	$30,649,300	$(69,380)
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$231,176,409	—	—	$231,176,409
Consumer Discretionary	400,894,738	—	—	400,894,738
Consumer Staples	403,323,351	—	—	403,323,351
Energy	75,754,202	—	—	75,754,202
Financials	406,266,499	—	—	406,266,499
Health Care	485,797,889	—	—	485,797,889
Industrials	655,040,824	—	—	655,040,824
Information Technology	1,460,890,835	—	—	1,460,890,835
Materials	23,117,920	—	—	23,117,920
Utilities	66,952,832	—	—	66,952,832
Temporary Cash Investments	37,381,620	—	—	37,381,620
Securities Lending Collateral	—	$27,586,290	—	27,586,290
Total Investments in Securities	$4,246,597,119	$27,586,290	—	$4,274,183,409
Financial Instruments
Liabilities
Futures Contracts**	(69,380)	—	—	(69,380)
Total Financial Instruments	$(69,380)	—	—	$(69,380)
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.2%)
COMMUNICATION SERVICES — (2.7%)
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	10,989	$483,736
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	58,522	2,336,783
*	Cargurus, Inc.	50,875	1,648,350
	Cinemark Holdings, Inc.	149,564	3,541,675
#*	EverQuote, Inc., Class A	42,068	954,944
*	Gogo, Inc.	21,079	96,753
#*	Grindr, Inc.	144,128	1,631,529
	IDT Corp., Class B	30,201	1,468,675
*	IMAX Corp.	72,775	2,540,575
	Iridium Communications, Inc.	134,617	2,681,571
	John Wiley & Sons, Inc. (WLY US), Class A	6,407	200,091
*	Liberty Latin America Ltd. (LILA US), Class A	45,411	350,573
*	Liberty Latin America Ltd. (LILAK US), Class C	141,070	1,097,524
*	Lumen Technologies, Inc.	1,122,804	9,903,131
*	Madison Square Garden Entertainment Corp.	40,151	2,484,142
*	Magnite, Inc.	157,439	2,278,142
	New York Times Co., Class A	110,809	8,123,408
	Nexstar Media Group, Inc.	29,275	6,217,424
*	QuinStreet, Inc.	73,220	973,094
	Sinclair, Inc.	52,657	764,053
*	Travelzoo	5,554	32,491
*	TripAdvisor, Inc.	113,738	1,511,578
*	USA TODAY Co., Inc.	187,564	1,110,379
*	Yelp, Inc.	70,499	1,930,263
TOTAL COMMUNICATION SERVICES			54,360,884
CONSUMER DISCRETIONARY — (17.2%)
*	Abercrombie & Fitch Co., Class A	50,361	4,916,744
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Accel Entertainment, Inc.	46,293	$523,574
	Acushnet Holdings Corp.	73,215	7,097,462
*	Adtalem Global Education, Inc.	34,983	3,622,490
	American Eagle Outfitters, Inc.	64,934	1,513,612
*	American Public Education, Inc.	16,542	691,125
	Aramark	188,470	7,254,210
*	Arhaus, Inc.	68,474	697,065
	Autoliv, Inc.	56,750	6,880,370
*	AutoNation, Inc.	29,966	6,142,431
*	Birkenstock Holding PLC	31,050	1,172,448
*	Boot Barn Holdings, Inc.	33,478	5,975,153
	Boyd Gaming Corp.	2,041	172,546
*	Bright Horizons Family Solutions, Inc.	52,124	4,828,246
*	Brinker International, Inc.	51,346	8,098,291
	Brunswick Corp.	20,547	1,648,280
	Buckle, Inc.	65,853	3,114,847
	Build-A-Bear Workshop, Inc.	16,835	1,004,713
	Camping World Holdings, Inc., Class A	36,535	481,897
	Carriage Services, Inc.	14,550	624,340
*	Cavco Industries, Inc.	8,573	4,218,087
*	Champion Homes, Inc.	61,343	4,808,064
#	Cheesecake Factory, Inc.	64,811	3,756,446
#	Choice Hotels International, Inc.	34,922	3,589,982
	Churchill Downs, Inc.	26,553	2,611,753
*	Citi Trends, Inc.	8,069	348,177
*	Cooper-Standard Holdings, Inc.	7,200	225,864
	Cricut, Inc., Class A	55,236	246,905
*	Crocs, Inc.	57,014	4,784,615
#*	Dave & Buster's Entertainment, Inc.	43,944	824,829
*	Deckers Outdoor Corp.	46,077	5,498,829
#	Dillard's, Inc., Class A	9,875	5,999,655
*	Dorman Products, Inc.	26,871	3,337,378
*	Driven Brands Holdings, Inc.	28,538	443,766

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dutch Bros, Inc., Class A	140,694	$7,652,347
*	Envela Corp.	10,494	143,138
*	Figs, Inc., Class A	201,324	2,176,312
*	Five Below, Inc.	27,813	5,330,083
#*	Floor & Decor Holdings, Inc., Class A	67,127	4,427,697
*	Frontdoor, Inc.	79,753	4,714,200
	Gap, Inc.	283,518	7,932,834
*	GigaCloud Technology, Inc., Class A	25,975	1,037,182
	Gildan Activewear, Inc. (GIL US)	38,385	2,494,257
#*	Global Business Travel Group I	186,197	1,275,449
*	Grand Canyon Education, Inc.	33,140	5,761,058
*	Groupon, Inc.	28,141	398,195
	H&R Block, Inc.	143,144	5,647,031
	Hasbro, Inc.	156,858	14,008,988
*	Hilton Grand Vacations, Inc.	47,784	2,155,536
	Installed Building Products, Inc.	30,114	8,677,048
	Kontoor Brands, Inc.	72,290	4,317,882
*	Kura Sushi USA, Inc., Class A	11,571	773,058
*	Laureate Education, Inc.	161,837	5,551,009
*	Legacy Education, Inc.	1,168	11,773
	Levi Strauss & Co., Class A	79,519	1,580,838
*	Lincoln Educational Services Corp.	41,122	1,096,313
	Marine Products Corp.	4,479	43,267
*	Mattel, Inc.	287,080	5,997,101
*	MGM Resorts International	3,707	124,333
	Murphy USA, Inc.	21,037	8,888,343
	Nathan's Famous, Inc.	430	43,482
*	Norwegian Cruise Line Holdings Ltd.	474,199	10,413,410
*	Ollie's Bargain Outlet Holdings, Inc.	59,395	6,551,862
	OneSpaWorld Holdings Ltd.	131,024	2,574,622
	Papa John's International, Inc.	6,657	234,127
	Patrick Industries, Inc.	36,380	4,590,065
	Polaris, Inc.	39,191	2,501,953
	Pool Corp.	33,825	8,594,594
	Red Rock Resorts, Inc., Class A	49,765	3,141,664
*	Revolve Group, Inc.	52,554	1,453,118
*	RH	161	32,012
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Rush Street Interactive, Inc.	104,734	$1,850,650
#*	Savers Value Village, Inc.	146,101	1,513,606
	Service Corp. International	123,011	9,893,775
*	Shake Shack, Inc., Class A	47,697	4,224,523
	Somnigroup International, Inc.	47,857	4,204,237
*	Sonos, Inc.	138,281	1,984,332
	Steven Madden Ltd.	94,479	4,145,739
*	Stitch Fix, Inc., Class A	4,200	20,160
	Texas Roadhouse, Inc.	55,766	10,030,073
*	TopBuild Corp.	22,957	10,745,024
*	Udemy, Inc.	175,737	845,295
*	United Parks & Resorts, Inc.	30,650	1,153,972
*	Universal Technical Institute, Inc.	70,706	1,967,748
*	Urban Outfitters, Inc.	37,171	2,633,565
#	Vail Resorts, Inc.	43,052	5,728,930
#*	Valvoline, Inc.	144,258	4,720,122
	VF Corp.	287,706	5,636,161
*	Victoria's Secret & Co.	95,111	5,184,501
#	Wendy's Co.	247,480	1,927,869
	Wolverine World Wide, Inc.	106,585	1,888,686
	Wyndham Hotels & Resorts, Inc.	89,521	6,516,234
#*	XPEL, Inc.	30,735	1,583,160
*	YETI Holdings, Inc.	93,443	4,271,280
TOTAL CONSUMER DISCRETIONARY			342,170,017
CONSUMER STAPLES — (4.9%)
	Albertsons Cos., Inc., Class A	410,917	6,841,768
*	BJ's Wholesale Club Holdings, Inc.	118,094	10,916,609
*	Boston Beer Co., Inc. , Class A	7,921	1,692,084
	Brown-Forman Corp. (BF/A US), Class A	22,782	634,023
#	Brown-Forman Corp. (BFB US), Class B	91,761	2,511,499
#*	Chefs' Warehouse, Inc.	52,905	3,327,725
	Coca-Cola Consolidated, Inc.	48,930	7,440,296
*	elf Beauty, Inc.	29,761	2,529,387
	Energizer Holdings, Inc.	67,927	1,482,846
*»	Fresh Market, Inc.	15,766	0
*	Freshpet, Inc.	11,969	834,239

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Interparfums, Inc.	38,086	$3,716,051
	Lamb Weston Holdings, Inc.	158,281	7,269,846
*	Lifeway Foods, Inc.	12,373	272,577
*	Mama's Creations, Inc.	30,015	453,227
#*	Maplebear, Inc.	138,939	5,162,973
	Marzetti Co.	25,440	4,364,741
*	National Beverage Corp.	99,605	3,394,538
	Natural Grocers by Vitamin Cottage, Inc.	22,191	606,258
	Oil-Dri Corp. of America	11,485	695,417
	Pilgrim's Pride Corp.	104,383	4,527,091
#	PriceSmart, Inc.	29,844	4,244,115
	Reynolds Consumer Products, Inc.	126,322	2,926,881
*	Sprouts Farmers Market, Inc.	103,119	7,312,168
#	Tootsie Roll Industries, Inc.	46,946	1,778,315
	Turning Point Brands, Inc.	24,799	3,004,399
*	Vita Coco Co., Inc.	73,668	3,930,188
*	Vital Farms, Inc.	58,222	1,656,416
	WD-40 Co.	17,538	4,055,312
TOTAL CONSUMER STAPLES			97,580,989
ENERGY — (2.3%)
	Antero Midstream Corp.	365,973	6,887,612
	Archrock, Inc.	194,441	5,753,509
	Cactus, Inc., Class A	76,296	4,290,124
#*	Centrus Energy Corp., Class A	17,601	4,898,006
*	Comstock Resources, Inc.	115,382	2,809,552
	Core Laboratories, Inc.	52,737	1,030,481
*	CVR Energy, Inc.	115,045	2,616,123
	Energy Services of America Corp.	11,992	108,048
	Excelerate Energy, Inc., Class A	22,849	853,410
*	Oceaneering International, Inc.	128,229	3,859,693
	Solaris Energy Infrastructure, Inc.	25,571	1,411,263
*	TETRA Technologies, Inc.	164,184	1,871,698
*	Uranium Energy Corp.	127,838	2,203,927
		Shares	Value†
ENERGY — (Continued)
	Weatherford International PLC	79,532	$7,482,371
TOTAL ENERGY			46,075,817
FINANCIALS — (10.7%)
	Acadian Asset Management, Inc.	45,397	2,515,902
	AMERISAFE, Inc.	20,853	784,281
	Artisan Partners Asset Management, Inc., Class A	90,556	4,031,553
*	Baldwin Insurance Group, Inc.	73,587	1,613,027
*	Bancorp, Inc.	57,108	3,394,500
	BGC Group, Inc., Class A	377,540	3,439,389
*	Cantaloupe, Inc.	78,482	842,897
	Cass Information Systems, Inc.	796	35,788
*	Coastal Financial Corp.	19,270	1,845,681
	Cohen & Steers, Inc.	65,075	4,181,719
	Crawford & Co. (CRD/A US), Class A	26,953	292,440
	Crawford & Co. (CRD/B US), Class B	30,600	315,180
#*	Credit Acceptance Corp.	11,775	5,866,776
*	Dave, Inc.	14,922	2,442,582
	DigitalBridge Group, Inc.	114,781	1,766,480
*	Donnelley Financial Solutions, Inc.	34,508	1,785,789
*	Enova International, Inc.	5,436	897,864
	Esquire Financial Holdings, Inc.	10,992	1,172,077
*	Euronet Worldwide, Inc.	43,605	3,159,618
	Evercore, Inc., Class A	33,780	11,933,461
	EVERTEC, Inc.	47,473	1,424,665
	FactSet Research Systems, Inc.	30,377	7,726,694
#	Federated Hermes, Inc.	84,142	4,483,086
	First Financial Bankshares, Inc.	125,138	3,981,891
	FirstCash Holdings, Inc.	38,211	6,514,975
*	GBank Financial Holdings, Inc.	2,169	70,558
*	Goosehead Insurance, Inc., Class A	22,220	1,374,085

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Hagerty, Inc., Class A	16,731	$210,978
	Hamilton Lane, Inc., Class A	49,418	6,979,798
	HCI Group, Inc.	14,817	2,351,013
	Houlihan Lokey, Inc.	16,031	2,698,338
*	International Money Express, Inc.	26,385	407,912
	Jack Henry & Associates, Inc.	38,338	6,870,553
	Kinsale Capital Group, Inc.	20,887	8,268,746
	Lazard, Inc.	144,889	7,783,437
*	LendingTree, Inc.	17,388	985,204
	MarketAxess Holdings, Inc.	39,672	6,713,693
	Moelis & Co., Class A	95,092	6,815,244
	Morningstar, Inc.	35,431	7,160,251
*	NCR Atleos Corp.	94,957	3,541,896
*	NerdWallet, Inc., Class A	18,073	217,960
	OppFi, Inc.	33,804	321,814
*	Oscar Health, Inc., Class A	153,979	2,209,599
*	Palomar Holdings, Inc.	33,694	4,164,241
*	Paymentus Holdings, Inc., Class A	8,068	215,658
*	Payoneer Global, Inc.	375,614	2,400,173
*	Paysign, Inc.	67,422	281,150
	Piper Sandler Cos.	17,139	5,936,093
	PJT Partners, Inc., Class A	26,656	4,612,288
	Primerica, Inc.	28,828	7,582,917
*	Remitly Global, Inc.	263,293	3,480,733
	RLI Corp.	87,620	5,119,637
#*	Root, Inc., Class A	17,819	1,107,094
	SEI Investments Co.	74,228	6,520,930
	ServisFirst Bancshares, Inc.	39,524	3,235,039
#*	Shift4 Payments, Inc., Class A	58,761	3,469,249
	Silvercrest Asset Management Group, Inc., Class A	11,193	164,985
	SLM Corp.	201,684	5,475,721
*	Trupanion, Inc.	54,178	1,733,154
	Virtu Financial, Inc., Class A	81,837	3,397,054
#	Western Union Co.	413,296	3,872,583
*	WEX, Inc.	37,362	5,750,012
#	WisdomTree, Inc.	165,757	2,685,263
TOTAL FINANCIALS			212,633,368
HEALTH CARE — (11.3%)
*	10X Genomics, Inc., Class A	52,381	1,058,096
		Shares	Value†
HEALTH CARE — (Continued)
*	ACADIA Pharmaceuticals, Inc.	171,200	$4,302,256
*	ADMA Biologics, Inc.	302,989	5,241,710
*	Akebia Therapeutics, Inc.	125,375	176,779
*	Align Technology, Inc.	17,500	2,853,025
#*	Alkermes PLC	167,087	5,662,578
*	Amneal Pharmaceuticals, Inc.	154,266	2,110,359
*	ANI Pharmaceuticals, Inc.	29,204	2,390,347
#*	Artivion, Inc.	55,966	2,281,734
*	AtriCure, Inc.	45,607	1,684,266
*	BioLife Solutions, Inc.	45,314	987,845
	Bio-Techne Corp.	85,753	5,495,910
*	Bioventus, Inc., Class A	61,666	489,011
*	BrightSpring Health Services, Inc.	41,724	1,638,501
*	Brookdale Senior Living, Inc.	272,710	4,090,650
	Bruker Corp.	119,272	5,282,557
*	CareDx, Inc.	54,598	1,121,989
*	Catalyst Pharmaceuticals, Inc.	136,280	3,311,604
*	Charles River Laboratories International, Inc.	5,448	1,146,695
	Chemed Corp.	17,789	7,598,393
*	Collegium Pharmaceutical, Inc.	44,485	2,042,751
	Concentra Group Holdings Parent, Inc.	163,566	3,627,894
*	Corcept Therapeutics, Inc.	102,880	4,101,826
*	CorVel Corp.	60,598	4,219,439
#*	CytomX Therapeutics, Inc.	147,066	836,806
#*	DaVita, Inc.	32,137	3,513,860
*	Doximity, Inc., Class A	79,646	2,984,336
*	Electromed, Inc.	9,743	291,023
	Encompass Health Corp.	92,983	8,789,683
	Ensign Group, Inc.	50,876	8,733,374
*	Exelixis, Inc.	208,469	8,622,278
*	Fortrea Holdings, Inc.	11,218	188,575
*	Guardian Pharmacy Services, Inc., Class A	31,637	955,437
*	Haemonetics Corp.	60,868	4,057,461
*	Halozyme Therapeutics, Inc.	129,842	9,310,970
#*	Harrow, Inc.	48,136	1,970,688

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	HealthEquity, Inc.	64,040	$5,486,307
*	Henry Schein, Inc.	28,650	2,162,502
*	InfuSystem Holdings, Inc.	12,644	104,439
*	Innovage Holding Corp.	11,109	61,655
*	Inspire Medical Systems, Inc.	28,578	2,165,641
	iRadimed Corp.	15,946	1,560,794
*	Kiniksa Pharmaceuticals International PLC	31,730	1,393,582
*	Krystal Biotech, Inc.	20,181	5,635,342
*	Lantheus Holdings, Inc.	67,104	4,490,600
	LeMaitre Vascular, Inc.	25,399	2,158,153
*	Ligand Pharmaceuticals, Inc.	19,367	3,720,401
*	LivaNova PLC	65,921	4,331,669
*	Medpace Holdings, Inc.	21,882	12,745,827
*	Merit Medical Systems, Inc.	59,999	4,865,319
*	MiMedx Group, Inc.	181,953	929,780
#*	Monte Rosa Therapeutics, Inc.	51,951	1,066,035
	National Research Corp.	16,406	333,698
*	Niagen Bioscience, Inc.	15,428	92,414
#*	Nutex Health, Inc.	2,088	310,674
*	OptimizeRx Corp.	7,904	85,047
*	Option Care Health, Inc.	164,607	5,596,638
	Organon & Co.	32,554	278,011
*	Pacific Biosciences of California, Inc.	157,179	355,225
*	PACS Group, Inc.	76,048	2,567,380
*	Pennant Group, Inc.	26,985	745,326
	Phibro Animal Health Corp., Class A	26,223	1,052,853
*	Phreesia, Inc.	59,372	797,366
*	Privia Health Group, Inc.	135,772	3,152,626
*	Progyny, Inc.	111,422	2,659,643
*	Protagonist Therapeutics, Inc.	29,993	2,453,427
*	Protalix BioTherapeutics, Inc.	4,774	11,171
*	RadNet, Inc.	54,362	3,810,776
*	Repligen Corp.	24,789	3,702,733
*	Rigel Pharmaceuticals, Inc.	23,604	822,835
	SIGA Technologies, Inc.	53,565	358,885
		Shares	Value†
HEALTH CARE — (Continued)
*	Simulations Plus, Inc.	19,461	$328,696
*	Sotera Health Co.	359,909	6,521,551
#*	Stoke Therapeutics, Inc.	60,396	1,832,415
*	Supernus Pharmaceuticals, Inc.	11,955	575,753
*	Tactile Systems Technology, Inc.	24,080	694,949
#*	TransMedics Group, Inc.	44,334	5,939,648
	U.S. Physical Therapy, Inc.	13,258	1,111,948
*	UFP Technologies, Inc.	9,754	2,449,620
*	Veracyte, Inc.	12,881	490,508
*	Vericel Corp.	31,621	1,137,724
TOTAL HEALTH CARE			226,318,292
INDUSTRIALS — (27.0%)
	A.O. Smith Corp.	89,209	6,555,969
#	AAON, Inc.	81,836	7,451,986
*	AAR Corp.	7,012	742,641
	Acuity, Inc.	17,861	5,523,336
	Advanced Drainage Systems, Inc.	64,643	9,828,322
	Allient, Inc.	15,998	976,038
	Allison Transmission Holdings, Inc.	89,446	9,722,780
	Alta Equipment Group, Inc.	40,974	276,984
*	API Group Corp.	92,938	3,863,433
	Applied Industrial Technologies, Inc.	35,348	9,204,973
	Argan, Inc.	14,823	5,145,212
	Armstrong World Industries, Inc.	41,056	7,543,629
*	Astronics Corp. (ATRO US)	41,116	3,114,537
*	ATI, Inc.	29,008	3,489,662
	Atmus Filtration Technologies, Inc.	92,536	5,364,312
	AZZ, Inc.	28,177	3,502,119
	Barrett Business Services, Inc.	32,933	1,251,454
*	Blue Bird Corp.	41,113	2,068,395
	Booz Allen Hamilton Holding Corp.	104,491	9,239,094
	Brady Corp., Class A	45,372	3,923,317
	Brink's Co.	47,385	6,019,790
*	Builders FirstSource, Inc.	5,841	668,210
*	CACI International, Inc., Class A	6,110	3,791,744
	Cadre Holdings, Inc.	50,642	2,026,186
	Carpenter Technology Corp.	47,327	15,041,940

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Casella Waste Systems, Inc., Class A	61,180	$6,171,838
*	CECO Environmental Corp.	44,602	3,007,513
*	Centuri Holdings, Inc.	13,066	360,622
*	Chart Industries, Inc.	24,213	5,020,323
*	Clean Harbors, Inc.	8,069	2,097,214
*	Construction Partners, Inc., Class A	29,449	3,235,856
*	Core & Main, Inc., Class A	151,826	8,101,435
	CRA International, Inc.	8,434	1,593,520
	Crane Co.	3,027	552,851
	CSG Systems International, Inc.	33,882	2,702,090
	CSW Industrials, Inc.	12,394	3,346,132
*	Dayforce, Inc.	25,570	1,771,234
	Donaldson Co., Inc.	109,212	11,133,071
	Douglas Dynamics, Inc.	22,897	862,759
*	DXP Enterprises, Inc.	18,403	2,393,310
*	Dycom Industries, Inc.	28,599	10,421,190
*	Energy Recovery, Inc.	54,861	800,422
	Enerpac Tool Group Corp.	67,827	2,737,498
	EnerSys	7,008	1,262,772
	Enpro, Inc.	19,006	4,538,253
*	Enviri Corp.	77,782	1,471,635
	Esab Corp.	34,376	4,162,934
	ESCO Technologies, Inc.	21,956	5,009,701
	Espey Mfg. & Electronics Corp.	355	18,769
*	Everus Construction Group, Inc.	58,175	5,147,906
*	ExlService Holdings, Inc.	181,002	7,086,228
	Exponent, Inc.	56,899	4,089,331
	Federal Signal Corp.	63,224	6,833,882
	Flowserve Corp.	72,531	5,668,298
	Fortune Brands Innovations, Inc.	74,741	4,043,488
*	Forward Air Corp.	40,634	1,132,876
*	Franklin Covey Co.	7,046	143,527
	Franklin Electric Co., Inc.	44,359	4,419,044
*	FTI Consulting, Inc.	31,531	5,507,520
*	Generac Holdings, Inc.	35,318	5,934,837
	Genpact Ltd.	122,614	5,407,277
	Global Industrial Co.	41,824	1,278,141
	Gorman-Rupp Co.	26,409	1,439,026
*	Graham Corp.	8,004	559,640
#	Granite Construction, Inc.	42,713	5,157,168
	Griffon Corp.	54,539	4,442,202
	Herc Holdings, Inc.	33,800	4,844,892
		Shares	Value†
INDUSTRIALS — (Continued)
	Hexcel Corp.	75,175	$6,225,242
	HNI Corp.	49,046	2,343,908
*	Huron Consulting Group, Inc.	21,887	3,698,903
*	IBEX Holdings Ltd.	17,308	643,858
*	IES Holdings, Inc.	20,200	7,681,858
*	Innodata, Inc.	41,430	2,296,879
*	Innovative Solutions & Support, Inc.	23,085	426,842
	Insperity, Inc.	20,855	891,134
	Interface, Inc.	51,024	1,605,725
	ITT, Inc.	12,603	2,297,527
	Kadant, Inc.	12,261	3,936,271
	Karat Packaging, Inc.	18,552	453,967
	KBR, Inc.	121,599	5,205,653
	Kforce, Inc.	22,570	797,398
*	Kratos Defense & Security Solutions, Inc.	10,729	1,105,194
	Landstar System, Inc.	34,500	5,152,920
*	Legalzoom.com, Inc.	230,506	2,049,198
	Leonardo DRS, Inc.	8,866	364,038
*	Limbach Holdings, Inc.	14,876	1,279,038
	Lincoln Electric Holdings, Inc.	220	58,377
	Lindsay Corp.	10,497	1,314,959
*	Liquidity Services, Inc.	32,626	1,044,032
	LSI Industries, Inc.	19,937	440,807
	Maximus, Inc.	50,224	4,743,155
	McGrath RentCorp	13,866	1,548,694
*	Microvast Holdings, Inc.	35,048	91,826
*	Modine Manufacturing Co.	59,366	10,962,526
	Moog, Inc., Class A	22,860	6,980,301
	MSA Safety, Inc.	33,178	5,877,483
#	MSC Industrial Direct Co., Inc., Class A	58,020	4,893,407
	Mueller Industries, Inc.	67,514	9,191,356
	Mueller Water Products, Inc., Class A	162,321	4,394,029
*	MYR Group, Inc.	17,801	4,450,962
*	Nextpower, Inc., Class A	112,250	13,143,352
*	NPK International, Inc.	99,538	1,374,620
	nVent Electric PLC	58,868	6,608,522
	Omega Flex, Inc.	2,704	89,205
*	Optex Systems Holdings, Inc.	920	13,736
	Park Aerospace Corp.	2,998	73,421
*	Parsons Corp.	64,013	4,484,751
	Paycom Software, Inc.	14,385	1,938,379
*	Paylocity Holding Corp.	38,527	5,200,374
*	Perma-Pipe International Holdings, Inc.	2,638	76,185

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Powell Industries, Inc.	13,940	$6,183,645
*	Power Solutions International, Inc.	29,652	2,124,862
	Primoris Services Corp.	46,204	6,849,743
	Quad/Graphics, Inc.	46,838	286,649
*	RCM Technologies, Inc.	9,373	195,052
	REV Group, Inc.	63,464	4,055,350
*	Saia, Inc.	15,572	5,214,596
	Science Applications International Corp.	47,653	4,849,169
	Simpson Manufacturing Co., Inc.	40,731	7,200,426
*	SiteOne Landscape Supply, Inc.	45,497	6,530,639
*	SPX Technologies, Inc.	13,243	2,759,974
	Standex International Corp.	12,627	3,030,480
*	Sterling Infrastructure, Inc.	33,025	11,819,978
*	Taylor Devices, Inc.	897	65,248
*	Team, Inc.	312	4,502
	Tecnoglass, Inc.	59,850	2,927,263
	Tetra Tech, Inc.	154,844	5,831,425
	Toro Co.	73,965	6,767,797
*	Trex Co., Inc.	91,510	3,790,344
	TriNet Group, Inc.	61,728	3,780,223
#*	Upwork, Inc.	168,661	3,378,280
	Valmont Industries, Inc.	18,335	8,169,343
*	Verra Mobility Corp.	190,841	3,683,231
	VSE Corp.	4,893	1,069,463
	Watts Water Technologies, Inc., Class A	23,210	6,946,985
*	Willdan Group, Inc.	14,885	1,878,487
	WillScot Holdings Corp.	157,924	3,163,218
	Zurn Elkay Water Solutions Corp.	116,704	5,381,221
TOTAL INDUSTRIALS			537,631,893
INFORMATION TECHNOLOGY — (13.2%)
	A10 Networks, Inc.	93,268	1,626,594
*	ACI Worldwide, Inc.	97,119	4,211,080
	Adeia, Inc.	140,740	2,545,987
*	ADTRAN Holdings, Inc.	67,576	623,051
	Advanced Energy Industries, Inc.	24,766	6,324,246
*	Alarm.com Holdings, Inc.	60,152	2,934,215
	Amdocs Ltd.	79,107	6,482,028
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amkor Technology, Inc.	17,609	$851,043
*	Appfolio, Inc., Class A	21,342	4,052,419
*	Axcelis Technologies, Inc.	13,281	1,169,658
	Badger Meter, Inc.	34,049	4,990,902
	Bel Fuse, Inc. (BELFA US), Class A	1,014	186,322
	Bel Fuse, Inc. (BELFB US), Class B	11,061	2,225,363
	Belden, Inc.	41,393	4,864,091
	Bentley Systems, Inc., Class B	10,102	354,782
*	BK Technologies Corp.	4,248	324,037
*	Blackbaud, Inc.	61,347	3,294,334
#*	BlackLine, Inc.	32,125	1,492,849
*	Box, Inc., Class A	63,631	1,613,046
*	Calix, Inc.	48,342	2,159,437
*	CCC Intelligent Solutions Holdings, Inc.	599,750	4,546,105
*	Cerence, Inc.	57,854	655,486
*	Cirrus Logic, Inc.	50,536	6,586,862
	Clear Secure, Inc., Class A	112,567	3,671,935
	Climb Global Solutions, Inc.	5,809	688,889
	Cognex Corp.	165,151	6,397,950
*	Commvault Systems, Inc.	47,168	4,042,298
*	Consensus Cloud Solutions, Inc.	812	17,344
	Crane NXT Co.	59,187	2,990,127
*	Crexendo, Inc.	21,566	150,962
	CTS Corp.	12,215	627,973
*	Daktronics, Inc.	55,253	1,279,107
*	Digi International, Inc.	7,178	309,156
*	Digital Turbine, Inc.	142,400	743,328
	Dolby Laboratories, Inc., Class A	41,255	2,648,158
*	Dynatrace, Inc.	91,326	3,478,607
*	eGain Corp.	34,426	353,555
*	Enphase Energy, Inc.	10,101	373,535
#	Entegris, Inc.	3,501	413,363
*	EPAM Systems, Inc.	24,146	5,036,856
*	Fabrinet	193	94,462
*	FormFactor, Inc.	63,084	4,446,791
*	Frequency Electronics, Inc.	9,871	519,017
*	Freshworks, Inc., Class A	240,852	2,596,385
	Hackett Group, Inc.	32,136	586,482
*	Harmonic, Inc.	83,937	815,868
	Information Services Group, Inc.	9,082	50,587
#	InterDigital, Inc.	28,297	9,237,273
*	Itron, Inc.	41,403	4,102,209

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Knowles Corp.	38,972	$944,681
	Kulicke & Soffa Industries, Inc.	67,257	3,855,844
*	Kyndryl Holdings, Inc.	267,278	6,147,394
*	Lantronix, Inc.	16,300	108,232
*	Lattice Semiconductor Corp.	99,693	8,027,280
	Littelfuse, Inc.	3,737	1,209,891
*	Manhattan Associates, Inc.	43,536	6,574,371
*	Mirion Technologies, Inc.	195,871	4,865,436
	MKS, Inc.	49,899	11,746,724
*	M-Tron Industries, Inc.	1,046	68,215
	Napco Security Technologies, Inc.	45,835	1,690,853
*	nCino, Inc.	39,984	853,658
*	Novanta, Inc.	16,215	2,181,566
	NVE Corp.	6,291	424,580
*	Onto Innovation, Inc.	30,171	6,096,051
*	Ooma, Inc.	22,990	270,132
*	OSI Systems, Inc.	17,857	4,466,750
*	PagerDuty, Inc.	117,950	1,250,270
*	PDF Solutions, Inc.	45,707	1,455,768
	Pegasystems, Inc.	185,200	8,091,388
*	Penguin Solutions, Inc.	37,886	727,790
*	Plexus Corp.	18,478	3,683,220
	Power Integrations, Inc.	61,105	2,807,164
*	Progress Software Corp.	54,762	2,240,861
*	Qualys, Inc.	41,429	5,464,485
*	Rambus, Inc.	71,779	8,170,604
*	Rapid7, Inc.	57,006	679,511
	Red Violet, Inc.	10,501	477,585
*	Sanmina Corp.	42,147	5,971,387
*»	Sapiens International Corp. NV	56,930	2,476,455
*	SEMrush Holdings, Inc., Class A	2	24
*	Silicon Laboratories, Inc.	15,720	2,239,314
*	SkyWater Technology, Inc.	5,866	185,718
*	Sprinklr, Inc., Class A	163,399	1,042,486
*	SPS Commerce, Inc.	27,332	2,439,654
*	Teradata Corp.	121,190	3,456,339
*	TTM Technologies, Inc.	77,296	7,590,467
*	Turtle Beach Corp.	1,726	20,643
*	UiPath, Inc., Class A	193,015	2,430,059
	Universal Display Corp.	43,623	5,008,793
*	Vertex, Inc., Class A	44,640	828,072
*	Viant Technology, Inc., Class A	1,078	12,742
*	Viavi Solutions, Inc.	229,511	5,613,839
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vontier Corp.	151,877	$5,695,387
*	Yext, Inc.	22,309	159,732
*	Zebra Technologies Corp., Class A	14,117	3,317,213
TOTAL INFORMATION TECHNOLOGY			262,854,782
MATERIALS — (5.4%)
	AptarGroup, Inc.	41,508	5,186,425
	Ardagh Metal Packaging SA	26,332	115,597
*	Axalta Coating Systems Ltd.	183,705	6,168,814
	Balchem Corp.	26,610	4,528,224
	Cabot Corp.	25,967	1,874,558
	Caledonia Mining Corp. PLC	19,347	530,882
*	Century Aluminum Co.	118,027	5,350,164
	Chemours Co.	194,906	2,921,641
*	Coeur Mining, Inc.	280,220	5,727,697
*	Compass Minerals International, Inc.	53,940	1,347,421
	Crown Holdings, Inc.	80,284	8,404,129
	Eagle Materials, Inc.	30,410	6,197,862
	Element Solutions, Inc.	78,785	2,292,643
*	Flotek Industries, Inc.	39,086	678,924
	Hawkins, Inc.	25,525	3,324,631
	Hecla Mining Co.	274,766	6,187,730
*	Idaho Strategic Resources, Inc.	7,029	253,466
*	Ingevity Corp.	46,766	3,076,735
*	Knife River Corp.	54,537	3,663,250
	Louisiana-Pacific Corp.	84,093	7,041,948
	Materion Corp.	23,390	3,234,369
	NewMarket Corp.	9,032	6,058,575
*	Perimeter Solutions, Inc.	139,871	3,657,627
	Ramaco Resources, Inc. (METCB US), Class B	395	5,182
	Royal Gold, Inc.	16,876	4,443,620
	Sealed Air Corp.	157,811	6,609,125
	Sensient Technologies Corp.	40,784	3,854,904
*	Smith-Midland Corp.	475	16,692
*	Solstice Advanced Materials, Inc.	2,968	183,333
	U.S. Lime & Minerals, Inc.	32,425	3,908,185
TOTAL MATERIALS			106,844,353
REAL ESTATE — (0.3%)
*	Compass, Inc., Class A	44,448	556,489

U.S. Small Cap Growth Portfolio
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
Newmark Group, Inc., Class A	148,380	$2,645,615
St. Joe Co.	59,636	3,947,307
TOTAL REAL ESTATE		7,149,411
UTILITIES — (0.2%)
* Hallador Energy Co.	56,679	1,047,995
Ormat Technologies, Inc.	22,947	2,866,998
TOTAL UTILITIES		3,914,993
TOTAL COMMON STOCKS		1,897,534,799
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» Gen Digital, Inc. Rights 04/17/2027	1,520	2,675
TOTAL RIGHTS/WARRANTS		2,675
TOTAL INVESTMENT SECURITIES (Cost $1,398,845,888)		1,897,537,474

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	6,030,491	$6,030,491
SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund	7,802,438	90,250,802
TOTAL INVESTMENTS — (100.0%)
(Cost $1,495,127,171)^^			$1,993,818,767
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$54,360,884	—	—	$54,360,884
Consumer Discretionary	342,170,017	—	—	342,170,017
Consumer Staples	97,580,989	—	—	97,580,989
Energy	46,075,817	—	—	46,075,817
Financials	212,633,368	—	—	212,633,368
Health Care	226,318,292	—	—	226,318,292
Industrials	537,631,893	—	—	537,631,893
Information Technology	260,378,327	$2,476,455	—	262,854,782
Materials	106,844,353	—	—	106,844,353
Real Estate	7,149,411	—	—	7,149,411
Utilities	3,914,993	—	—	3,914,993
Rights/Warrants
Information Technology	—	2,675	—	2,675
Temporary Cash Investments	6,030,491	—	—	6,030,491
Securities Lending Collateral	—	90,250,802	—	90,250,802
Total Investments in Securities	$1,901,088,835	$92,729,932	—	$1,993,818,767

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (6.1%)
	ALS Ltd.	61,022	$1,040,515
	Aristocrat Leisure Ltd.	71,358	2,650,930
	BHP Group Ltd. (BHP AU)	262,219	9,031,439
	BHP Group Ltd. (BHP LN), Class DI	71,676	2,473,512
#	BHP Group Ltd. (BHP US), Sponsored ADR	48,542	3,336,292
	Brambles Ltd.	371,832	5,771,837
*	Capricorn Metals Ltd.	34,652	324,565
	Cochlear Ltd.	8,488	1,582,107
	Coles Group Ltd.	322,483	4,764,635
	Commonwealth Bank of Australia	35,059	3,629,337
	Computershare Ltd.	83,070	1,886,566
	Eagers Automotive Ltd.	23,393	434,259
	Evolution Mining Ltd.	380,777	3,656,688
*	Genesis Minerals Ltd.	155,816	769,418
	HUB24 Ltd.	7,586	531,521
	Insurance Australia Group Ltd.	454,860	2,398,086
*	James Hardie Industries PLC (JHX AU), CDI	11,292	257,310
	JB Hi-Fi Ltd.	38,910	2,192,210
	Lottery Corp. Ltd.	489,688	1,744,476
	Medibank Pvt Ltd.	515,463	1,653,947
	Netwealth Group Ltd.	34,977	592,644
	Northern Star Resources Ltd.	254,334	4,675,498
	Pro Medicus Ltd.	14,522	1,856,540
	Qantas Airways Ltd.	112,615	787,362
	REA Group Ltd.	6,159	809,809
#*	Sandfire Resources Ltd.	63,970	868,011
	SGH Ltd.	47,685	1,528,216
	Technology One Ltd.	81,793	1,428,007
	Telstra Group Ltd. (TLS AU)	310,857	1,056,073
	Wesfarmers Ltd.	126,566	7,301,160
#	WiseTech Global Ltd.	13,638	546,429
	Woolworths Group Ltd.	202,789	4,351,929
#*	Xero Ltd.	20,173	1,314,700
TOTAL AUSTRALIA			77,246,028
AUSTRIA — (0.2%)
	Erste Group Bank AG	16,288	2,117,585
	OMV AG	13,071	776,518
		Shares	Value»
AUSTRIA — (Continued)
	Verbund AG	4,604	$337,821
TOTAL AUSTRIA			3,231,924
BELGIUM — (0.8%)
*	Argenx SE (ARGX BB)	101	84,938
*	Argenx SE (ARGX US), ADR	1,434	1,205,277
	KBC Group NV	16,209	2,284,099
	UCB SA	23,068	7,029,407
TOTAL BELGIUM			10,603,721
CANADA — (10.7%)
	Agnico Eagle Mines Ltd. (AEM US)	38,633	7,359,587
	Alamos Gold, Inc. (AGI US), Class A	67,719	2,498,831
	Alimentation Couche-Tard, Inc.	62,233	3,237,679
	AtkinsRealis Group, Inc.	30,500	2,140,477
	Barrick Mining Corp. (ABX CN)	5,721	261,503
	Barrick Mining Corp. (B US)	99,132	4,539,254
*	CAE, Inc. (CAE US)	6,879	220,403
	Cameco Corp. (CCJ US)	19,245	2,374,641
	Canadian National Railway Co. (CNI US)	38,976	3,750,271
	Canadian Natural Resources Ltd. (CNQ US)	210,584	7,835,831
	Canadian Pacific Kansas City Ltd. (CP US)	22,147	1,646,408
	CCL Industries, Inc., Class B	26,213	1,579,730
*	Celestica, Inc. (CLS US)	27,937	7,850,018
	CGI, Inc. (GIB US)	23,662	2,029,726
	CGI, Inc. (GIBA CN)	13,812	1,183,755
	Constellation Software, Inc.	2,145	3,958,653
*	Descartes Systems Group, Inc. (DSGX US)	2,200	164,472
	Dollarama, Inc.	58,059	7,824,203
	Element Fleet Management Corp.	115,007	2,913,922

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Endeavour Mining PLC	53,307	$2,910,324
	Franco-Nevada Corp. (FNV CN)	535	125,235
#	Franco-Nevada Corp. (FNV US)	16,916	3,964,434
	George Weston Ltd.	45,246	3,155,739
	GFL Environmental, Inc.	24,420	1,048,839
	Gildan Activewear, Inc. (GIL US)	28,251	1,835,750
*	IAMGOLD Corp. (IAG US)	20,206	367,345
	Imperial Oil Ltd. (IMO US)	16,000	1,620,000
	Intact Financial Corp.	42,643	7,763,835
	Keyera Corp.	57,061	1,932,275
	Kinross Gold Corp. (K CN)	9,500	299,166
	Kinross Gold Corp. (KGC US)	336,552	10,621,581
	Loblaw Cos. Ltd. L CN	93,724	4,217,288
	Lundin Gold, Inc.	13,400	1,004,569
	Lundin Mining Corp.	64,600	1,629,648
	Metro, Inc.	38,440	2,551,742
	National Bank of Canada	264	31,457
	Pan American Silver Corp. (PAAS US)	11,455	625,443
	RB Global, Inc. (RBA CN)	4,210	477,874
	RB Global, Inc. (RBA US)	24,890	2,826,757
	Restaurant Brands International, Inc. (QSR CN)	8,875	594,621
	Restaurant Brands International, Inc. (QSR US)	35,653	2,388,394
	Royal Bank of Canada (RY CN)	9,740	1,621,748
	Royal Bank of Canada (RY US)	2,274	378,007
	Stantec, Inc. (STN CN)	9,227	914,399
	Stantec, Inc. (STN US)	2,916	288,917
	TC Energy Corp. (TRP CN)	7,432	435,773
	TC Energy Corp. (TRP US)	45,458	2,667,021
	TFI International, Inc. (TFII US)	3,681	395,892
#	Thomson Reuters Corp. (TRI US)	9,924	1,097,892
	Toromont Industries Ltd.	15,268	1,944,872
		Shares	Value»
CANADA — (Continued)
	Waste Connections, Inc. (WCN CN)	1,440	$240,908
	Waste Connections, Inc. (WCN US)	14,584	2,444,362
#	Wheaton Precious Metals Corp. (WPM US)	42,314	5,579,947
	WSP Global, Inc.	15,189	2,936,291
TOTAL CANADA			136,307,709
DENMARK — (1.5%)
	Novo Nordisk AS (NOVOB DC), Class B	236,924	14,068,363
	Novo Nordisk AS (NVO US), Sponsored ADR	43,768	2,601,132
	Pandora AS	25,171	2,037,432
TOTAL DENMARK			18,706,927
FINLAND — (0.7%)
	Kone OYJ, Class B	42,730	3,070,786
	Metso OYJ	55,305	1,081,253
	Sampo OYJ, Class A	203,872	2,273,642
	Wartsila OYJ Abp	48,762	1,976,812
TOTAL FINLAND			8,402,493
FRANCE — (8.8%)
	Air Liquide SA	42,394	7,938,794
	Airbus SE	64,157	14,688,728
	Bureau Veritas SA	107,145	3,449,247
	Eurofins Scientific SE	31,637	2,559,211
	Getlink SE	19,902	393,948
	Hermes International SCA	4,492	10,807,742
	Legrand SA	46,288	7,390,241
	L'Oreal SA	18,831	8,651,696
	LVMH Moet Hennessy Louis Vuitton SE	41,162	26,566,131
	Safran SA	57,231	20,448,130
	Thales SA	29,639	9,073,257
TOTAL FRANCE			111,967,125
GERMANY — (8.5%)
	adidas AG	34,980	6,202,077
*	Aumovio SE	1,605	76,991
#	Beiersdorf AG	15,071	1,797,659
	Continental AG	20,635	1,623,752
	Deutsche Boerse AG	48,827	12,364,226
	Deutsche Post AG	82,803	4,631,045
	E.ON SE	117,143	2,484,584
	GEA Group AG	24,190	1,729,653
	Hannover Rueck SE	11,549	3,265,474
#	Hensoldt AG	9,181	912,064
#	HOCHTIEF AG	4,406	1,847,632

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Infineon Technologies AG (IFX GR)	246,029	$12,026,510
	Knorr-Bremse AG	20,193	2,351,176
#	MTU Aero Engines AG	14,899	6,623,721
#	Nemetschek SE	14,047	1,227,347
	Rheinmetall AG	11,621	24,623,112
	SAP SE (SAP GR)	48,333	9,655,405
*	Siemens Energy AG	60,851	10,367,795
Ω	Siemens Healthineers AG	27,062	1,350,758
#	Symrise AG	32,074	2,700,216
*Ω	Zalando SE	211	6,067
TOTAL GERMANY			107,867,264
HONG KONG — (1.4%)
	AIA Group Ltd.	336,400	3,881,206
	HKT Trust & HKT Ltd.	1,204,000	1,804,339
	Hong Kong Exchanges & Clearing Ltd.	119,290	6,576,586
	PCCW Ltd.	408,000	304,917
	PRADA SpA	161,600	826,159
	SITC International Holdings Co. Ltd.	441,000	1,646,770
	Techtronic Industries Co. Ltd.	256,500	3,501,609
TOTAL HONG KONG			18,541,586
IRELAND — (0.3%)
	AIB Group PLC	52,688	588,953
	Kerry Group PLC (KYGA ID), Class A	11,232	998,434
	Kingspan Group PLC (KSP ID)	19,254	1,676,534
TOTAL IRELAND			3,263,921
ISRAEL — (1.1%)
#	Aura Investments Ltd.	27,956	197,132
*	Bet Shemesh Engines Holdings 1997 Ltd.	787	198,767
	Bezeq The Israeli Telecommunication Corp. Ltd.	477,830	1,227,155
#	El Al Israel Airlines	31,672	179,112
	Elbit Systems Ltd. (ESLT US)	384	269,787
	Electra Ltd.	5,380	186,596
*	Enlight Renewable Energy Ltd. (ENLT IT)	1,793	101,184
*	Enlight Renewable Energy Ltd. (ENLT US)	4,855	269,792
*	Fattal Holdings 1998 Ltd.	1,387	285,329
	Formula Systems 1985 Ltd. (FORTY IT)	1,752	279,610
		Shares	Value»
ISRAEL — (Continued)
	Harel Insurance Investments & Financial Services Ltd.	1,638	$75,132
	Hilan Ltd.	2,586	206,332
	Isrotel Ltd.	1,220	67,902
	Matrix IT Ltd.	6,536	293,366
	Meitav Investment House Ltd.	2,102	81,856
	Menora Mivtachim Holdings Ltd.	4,314	554,328
	Mizrahi Tefahot Bank Ltd.	9,823	768,444
#*	Nice Ltd. (NICE US), Sponsored ADR	1,439	153,124
*	Nova Ltd. (NVMI IT)	1,973	963,111
#*	Nova Ltd. (NVMI US)	810	370,850
	One Software Technologies Ltd.	7,510	215,888
	Partner Communications Co. Ltd.	26,094	317,073
	Paz Retail & Energy Ltd.	2,076	508,036
	Phoenix Financial Ltd.	18,068	876,978
	Shufersal Ltd.	32,340	417,673
	Strauss Group Ltd.	6,947	262,196
	Tel Aviv Stock Exchange Ltd.	11,375	437,032
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	98,607	3,345,574
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	9,668	329,485
*	Tower Semiconductor Ltd. (TSEM US)	2,683	361,481
	YH Dimri Construction & Development Ltd.	1,229	156,038
TOTAL ISRAEL			13,956,363
ITALY — (2.7%)
	Banca Mediolanum SpA	36,885	865,256
	BPER Banca SpA	196,962	2,773,900
	Enel SpA	946,877	10,461,615
	Ferrari NV (RACE IM)	5,787	1,930,296
	Ferrari NV (RACE US)	8,166	2,720,666
	FinecoBank Banca Fineco SpA	151,578	4,018,368
	Intesa Sanpaolo SpA	257,820	1,825,207
	Moncler SpA	22,600	1,316,759
Ω	Poste Italiane SpA	74,569	1,964,010
	Prysmian SpA	32,144	3,807,240

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Recordati Industria Chimica e Farmaceutica SpA	11,335	$624,551
	Snam SpA	273,223	1,877,775
	UniCredit SpA	2,669	232,593
TOTAL ITALY			34,418,236
JAPAN — (20.6%)
	Advantest Corp.	85,200	14,090,928
	Aeon Co. Ltd.	250,500	3,426,238
	Ajinomoto Co., Inc.	79,300	1,814,133
	Asahi Intecc Co. Ltd.	26,900	448,427
	Asics Corp.	171,200	4,121,242
	Astellas Pharma, Inc.	388,100	5,398,427
	Azbil Corp.	55,682	487,312
	Bandai Namco Holdings, Inc.	135,600	3,518,645
	BayCurrent, Inc.	35,600	1,254,376
	BIPROGY, Inc.	23,500	780,420
	Capcom Co. Ltd.	81,124	2,067,762
	Chugai Pharmaceutical Co. Ltd.	71,900	4,106,977
	Cosmos Pharmaceutical Corp.	9,100	407,646
	CyberAgent, Inc.	36,300	329,317
	Daifuku Co. Ltd.	63,253	2,269,087
	Daiichi Sankyo Co. Ltd.	104,800	1,919,896
	Daikin Industries Ltd.	1,000	119,830
	Daito Trust Construction Co. Ltd.	102,500	2,080,486
	Dentsu Soken, Inc.	17,400	274,277
	Dexerials Corp.	23,500	412,289
	Disco Corp.	10,100	4,305,131
#	Ebara Corp.	106,400	3,221,242
	Fast Retailing Co. Ltd.	21,500	8,202,956
	Food & Life Cos. Ltd.	28,500	1,556,954
	Fuji Electric Co. Ltd.	21,300	1,517,255
	Fujikura Ltd.	53,600	6,736,819
	Fujitsu Ltd.	176,000	4,890,298
	GMO Payment Gateway, Inc.	5,798	334,869
	Hitachi Ltd. (6501 JP)	316,000	10,965,234
	Horiba Ltd.	4,100	486,283
	Hoya Corp.	36,500	6,123,087
	IHI Corp.	238,300	5,513,353
	Internet Initiative Japan, Inc.	31,600	510,596
	Japan Airport Terminal Co. Ltd.	20,400	638,795
	Japan Exchange Group, Inc.	253,200	2,762,973
	Kakaku.com, Inc.	30,000	409,445
	Kandenko Co. Ltd.	12,900	464,431
	Kao Corp.	57,364	2,294,701
		Shares	Value»
JAPAN — (Continued)
	Kawasaki Heavy Industries Ltd.	28,800	$2,404,114
	KDDI Corp.	426,400	7,199,327
	Kikkoman Corp.	60,500	547,257
	Kobe Bussan Co. Ltd.	36,700	896,929
	Kokusai Electric Corp.	11,700	485,741
	Konami Group Corp.	12,900	1,883,699
	Kurita Water Industries Ltd.	23,703	1,185,619
	Lasertec Corp.	20,700	4,755,564
#	M3, Inc.	14,400	177,682
	Marui Group Co. Ltd.	34,800	681,033
	Maruwa Co. Ltd.	800	245,966
	MatsukiyoCocokara & Co.	19,800	317,173
	McDonald's Holdings Co. Japan Ltd.	12,000	520,362
*	Mercari, Inc.	10,400	230,800
	Mitsubishi Heavy Industries Ltd.	180,500	5,314,629
	Mitsui E&S Co. Ltd.	10,300	457,722
	Mitsui Kinzoku Co. Ltd.	11,800	1,540,004
	MonotaRO Co. Ltd.	63,100	851,152
	NEC Corp.	74,500	2,525,523
	Nippon Sanso Holdings Corp.	40,500	1,228,897
	Nissan Chemical Corp.	27,936	962,940
#	Nitto Boseki Co. Ltd.	700	66,804
	Nitto Denko Corp.	121,900	2,709,024
	NOF Corp.	19,600	378,564
	Nomura Research Institute Ltd.	90,430	2,750,915
#	NS Solutions Corp.	7,800	206,071
	Obic Co. Ltd.	21,300	592,011
	Olympus Corp.	264,200	3,155,738
	Open House Group Co. Ltd.	16,400	965,005
	Oracle Corp. Japan	9,600	649,584
	Organo Corp.	3,600	380,129
	Oriental Land Co. Ltd.	60,700	1,062,639
	Otsuka Corp.	29,000	574,968
	Pan Pacific International Holdings Corp.	464,000	2,747,130
	Persol Holdings Co. Ltd.	626,400	1,097,088
*	Rakuten Bank Ltd.	11,900	569,513
*	Rakuten Group, Inc.	360,500	2,161,454
	Recruit Holdings Co. Ltd.	157,000	8,269,781
	Resonac Holdings Corp.	4,700	272,952
	Ryohin Keikaku Co. Ltd.	114,400	2,281,685
	Sankyo Co. Ltd.	62,500	977,658
	Sanrio Co. Ltd.	37,500	1,160,191

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Santen Pharmaceutical Co. Ltd.	4,406	$49,566
	Sanwa Holdings Corp.	42,500	962,680
	SCREEN Holdings Co. Ltd.	25,800	3,285,707
	Seibu Holdings, Inc.	58,300	1,544,727
	SG Holdings Co. Ltd.	35,801	344,649
#*	Sharp Corp.	33,700	153,796
	Shin-Etsu Chemical Co. Ltd.	167,543	5,509,578
	Skylark Holdings Co. Ltd.	65,500	1,334,647
	Socionext, Inc.	23,345	312,386
	SoftBank Corp.	3,564,100	4,844,535
	SoftBank Group Corp.	239,216	6,532,364
*	Sony Financial Group, Inc. SFGYY US, ADR	5,585	27,757
	Sony Group Corp. (6758 JP)	835,000	18,410,002
#	Sony Group Corp. (SONY US), Sponsored ADR	27,926	617,165
	Sugi Holdings Co. Ltd.	23,800	547,025
	Sumitomo Electric Industries Ltd.	46,100	2,018,236
	Sysmex Corp.	13,801	130,589
	Taisei Corp.	12,800	1,276,776
	Takasago Thermal Engineering Co. Ltd.	14,000	404,750
	TDK Corp. (6762 JP)	129,301	1,668,400
	TIS, Inc.	49,600	1,443,286
	Toei Animation Co. Ltd.	9,100	151,267
	Tokio Marine Holdings, Inc. (8766 JP)	254,900	9,500,769
	Tokyo Electron Ltd.	52,500	13,989,089
	Tokyo Ohka Kogyo Co. Ltd.	5,500	259,609
	Toyo Suisan Kaisha Ltd.	3,700	264,167
	Toyota Tsusho Corp.	44,900	1,635,223
*	Trend Micro, Inc. (4704 JP)	31,700	1,243,525
	Tsuruha Holdings, Inc.	12,560	200,141
	Unicharm Corp.	143,401	870,902
	USS Co. Ltd.	58,600	647,491
	Yamazaki Baking Co. Ltd.	5,200	110,175
	Yokogawa Electric Corp.	52,800	1,760,292
	Zensho Holdings Co. Ltd.	24,400	1,322,404
	ZOZO, Inc.	111,600	921,755
TOTAL JAPAN			261,998,604
		Shares	Value»
NETHERLANDS — (4.2%)
	ASML Holding NV (ASML NA)	3,091	$4,432,201
	ASML Holding NV (ASML US)	29,490	41,964,270
	BE Semiconductor Industries NV	5,763	1,121,729
#*	Magnum Ice Cream Co. NV MICC US	15,751	279,580
	Wolters Kluwer NV	66,610	6,254,878
TOTAL NETHERLANDS			54,052,658
NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	3,013	17,905
#	Chorus Ltd. (CNU NZ)	159,898	914,325
	Contact Energy Ltd.	9,939	56,015
	Fisher & Paykel Healthcare Corp. Ltd.	33,477	782,067
	Mainfreight Ltd.	12,798	518,059
#	Spark New Zealand Ltd.	386,792	526,489
TOTAL NEW ZEALAND			2,814,860
NORWAY — (0.7%)
	AF Gruppen ASA	7,452	142,697
	Borregaard ASA	13,187	265,380
#	DNB Bank ASA	5,078	145,603
	Frontline PLC	20,043	570,525
	Gjensidige Forsikring ASA	7,887	224,484
	Kongsberg Gruppen ASA	37,577	1,290,811
	Mowi ASA	27,157	626,025
	Norsk Hydro ASA	12,446	110,494
#	Orkla ASA	10,826	128,812
	Protector Forsikring ASA	13,853	750,431
	Storebrand ASA	130,967	2,291,904
	Telenor ASA	44,656	752,571
#	TOMRA Systems ASA	16,984	225,313
	Var Energi ASA	69,993	255,925
	Veidekke ASA	34,744	640,282
TOTAL NORWAY			8,421,257
PORTUGAL — (0.1%)
	Banco Comercial Portugues SA, Class R	140,797	152,399
	Galp Energia SGPS SA	37,079	737,784
	Jeronimo Martins SGPS SA	23,855	562,526
TOTAL PORTUGAL			1,452,709

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (1.2%)
	DBS Group Holdings Ltd.	133,663	$6,212,971
	Sembcorp Industries Ltd.	213,800	1,013,087
	Singapore Exchange Ltd.	184,800	2,560,608
	Singapore Technologies Engineering Ltd.	314,600	2,418,515
	Singapore Telecommunications Ltd.	459,900	1,659,637
	Yangzijiang Shipbuilding Holdings Ltd.	547,300	1,437,380
TOTAL SINGAPORE			15,302,198
SPAIN — (3.0%)
	ACS Actividades de Construccion y Servicios SA	38,941	4,368,995
Ω	Aena SME SA	123,810	3,845,235
	Amadeus IT Group SA	51,668	3,464,166
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	49,245	1,250,017
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	53,818	1,368,054
	Bankinter SA	75,627	1,290,951
	Endesa SA	69,616	2,569,855
	Ferrovial SE	111,675	7,543,092
	Iberdrola SA	2,069	46,413
	Iberdrola SA IBE SM	151,087	3,396,852
	Industria de Diseno Textil SA	110,684	7,202,219
	Naturgy Energy Group SA	49,011	1,538,992
TOTAL SPAIN			37,884,841
SWEDEN — (3.1%)
#	AAK AB	15,902	444,969
	AddTech AB, Class B	46,759	1,518,217
	Alfa Laval AB	13,640	790,059
#	Assa Abloy AB, Class B	14,660	592,761
	Atlas Copco AB (ATCOA SS), Class A	253,368	5,225,002
	Atlas Copco AB (ATCOB SS), Class B	142,793	2,568,512
	Avanza Bank Holding AB	30,198	1,176,587
#	Axfood AB	25,778	883,189
		Shares	Value»
SWEDEN — (Continued)
	Clas Ohlson AB, Class B	626	$21,435
	Epiroc AB (EPIA SS), Class A	42,925	1,203,324
	Epiroc AB (EPIB SS), Class B	25,518	636,345
#	H & M Hennes & Mauritz AB, Class B	67,675	1,355,201
	Indutrade AB	34,001	798,190
	Lagercrantz Group AB, Class B	43,671	956,858
#	Lifco AB, Class B	18,429	633,257
	Medicover AB, Class B	16,035	364,906
#Ω	Munters Group AB	19,489	384,784
	Mycronic AB	21,742	500,460
	Nordnet AB publ	33,693	1,090,073
	Sandvik AB	55,058	2,174,039
	Sectra AB, Class B	30,190	746,430
	Sweco AB, Class B	27,085	448,720
	Tele2 AB, Class B	155,092	2,853,464
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	328,707	3,559,950
	Volvo AB (VOLVA SS), Class A	26,464	961,521
	Volvo AB (VOLVB SS), Class B	212,273	7,713,448
TOTAL SWEDEN			39,601,701
SWITZERLAND — (8.5%)
	Geberit AG	9,600	7,330,465
	Kuehne & Nagel International AG	14,000	3,241,871
	Nestle SA	232,776	22,213,002
	Novartis AG (NOVN SW)	29,182	4,329,727
#	Novartis AG (NVS US), Sponsored ADR	94,379	14,032,270
	Partners Group Holding AG	5,139	7,007,252
	Roche Holding AG (RO SW), Class BR	4,309	1,991,280
	Roche Holding AG (ROG SW)	94,629	43,031,550
	SGS SA	45,576	5,485,503
TOTAL SWITZERLAND			108,662,920
UNITED KINGDOM — (12.1%)
	Admiral Group PLC	60,444	2,274,747
Ω	Airtel Africa PLC	257,738	1,123,745
	Ashtead Group PLC	153,457	9,879,516
	AstraZeneca PLC (AZN LN)	14,419	2,686,463

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AstraZeneca PLC (AZN US), Sponsored ADR	189,468	$17,576,946
Ω	Autotrader Group PLC	237,916	1,753,794
	Bunzl PLC	34,678	972,477
*	Carnival PLC (CCL LN)	18,752	556,992
*	Carnival PLC (CUK US), ADR	3,840	114,394
	Coca-Cola HBC AG, Class DI	37,935	2,060,237
	Compass Group PLC	178,492	5,352,150
#	Diageo PLC (DEO US), Sponsored ADR	37,543	3,483,990
	Diageo PLC (DGE LN)	21,446	493,479
	Experian PLC	130,958	4,960,000
	Fresnillo PLC	37,468	1,845,170
	Games Workshop Group PLC	7,786	1,816,381
	GSK PLC (GSK LN)	106,170	2,745,732
#	GSK PLC (GSK US), Sponsored ADR	245,083	12,646,304
	Howden Joinery Group PLC	1,725	19,761
	IMI PLC	32,732	1,236,035
	Imperial Brands PLC	287,207	12,096,523
	InterContinental Hotels Group PLC (IHG US), ADR	1	185
	Intertek Group PLC	30,510	1,871,717
	Legal & General Group PLC	809,429	2,938,887
	Next PLC	33,755	6,128,520
	Reckitt Benckiser Group PLC	207,354	17,299,338
	RELX PLC (REL LN)	57,560	2,040,618
#	RELX PLC (RELX US), Sponsored ADR	78,406	2,806,935
	RELX PLC (REN NA)	71,813	2,564,978
	Rolls-Royce Holdings PLC	1,078,734	18,033,169
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sage Group PLC	199,857	$2,620,765
	St. James's Place PLC	120,279	2,512,066
#	Unilever PLC UL US, ADR	147,933	10,112,700
TOTAL UNITED KINGDOM			154,624,714
UNITED STATES — (0.0%)
*	Sunococorp LLC	1,005	53,893
TOTAL COMMON STOCKS			1,229,383,652
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	2,145	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/06/2026	38,940	21,417
TOTAL RIGHTS/WARRANTS			21,417
TOTAL INVESTMENT SECURITIES (Cost $801,086,988)			1,229,405,069

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	3,857,708	44,622,103
TOTAL INVESTMENTS — (100.0%)
(Cost $845,709,091)^^			$1,274,027,172
As of January 31, 2026, the value of Rule 144A securities amounted to $10,428,393 or 0.8% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$3,336,292	$73,909,736	—	$77,246,028
Austria	—	3,231,924	—	3,231,924

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Belgium	$1,205,277	$9,398,444	—	$10,603,721
Canada	136,307,709	—	—	136,307,709
Denmark	2,601,132	16,105,795	—	18,706,927
Finland	—	8,402,493	—	8,402,493
France	—	111,967,125	—	111,967,125
Germany	—	107,867,264	—	107,867,264
Hong Kong	—	18,541,586	—	18,541,586
Ireland	—	3,263,921	—	3,263,921
Israel	1,754,519	12,201,844	—	13,956,363
Italy	2,720,666	31,697,570	—	34,418,236
Japan	644,922	261,353,682	—	261,998,604
Netherlands	42,243,850	11,808,808	—	54,052,658
New Zealand	—	2,814,860	—	2,814,860
Norway	—	8,421,257	—	8,421,257
Portugal	—	1,452,709	—	1,452,709
Singapore	—	15,302,198	—	15,302,198
Spain	1,368,054	36,516,787	—	37,884,841
Sweden	—	39,601,701	—	39,601,701
Switzerland	14,032,270	94,630,650	—	108,662,920
United Kingdom	46,741,454	107,883,260	—	154,624,714
United States	53,893	—	—	53,893
Rights/Warrants
Canada	—	—	—	—
Spain	—	21,417	—	21,417
Securities Lending Collateral	—	44,622,103	—	44,622,103
Total Investments in Securities	$253,010,038	$1,021,017,134	—	$1,274,027,172

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.4%)
AUSTRALIA — (6.0%)
	Acrow Ltd.	69,202	$49,497
	ARB Corp. Ltd.	22,535	403,015
	AUB Group Ltd. AUB AU	21,862	458,892
	AUB Group Ltd. AUBXX AU	2,568	54,022
*	Audinate Group Ltd.	449	1,350
	Aussie Broadband Ltd.	37,107	116,416
*	Austal Ltd.	59,643	287,625
	Australian Clinical Labs Ltd.	36,962	70,081
	Australian Ethical Investment Ltd.	25,309	80,521
	Australian Finance Group Ltd.	43,070	61,584
††	AVZ Minerals Ltd.	336,495	35,282
*	Baby Bunting Group Ltd.	17,170	28,555
#	Beacon Lighting Group Ltd.	28,954	50,224
*	Bellevue Gold Ltd.	216,525	253,913
#	Bravura Solutions Ltd.	73,643	104,480
#	Breville Group Ltd.	30,432	678,113
*	Capricorn Metals Ltd.	107,779	1,009,503
*	Catalyst Metals Ltd.	39,768	225,543
#*	Catapult Sports Ltd.	22,005	53,367
#*	Cettire Ltd.	48,710	18,157
*	Chrysos Corp. Ltd.	2,273	12,507
#	Clinuvel Pharmaceuticals Ltd.	9,055	69,149
#	Cobram Estate Olives Ltd.	17,184	44,747
	Codan Ltd.	29,274	770,838
#	Cogstate Ltd.	6,282	9,418
	Collins Foods Ltd.	26,555	197,061
	Data#3 Ltd.	47,477	321,588
#*	Deep Yellow Ltd.	124,237	242,607
	Dicker Data Ltd.	19,198	133,857
	Domino's Pizza Enterprises Ltd.	1,117	17,693
	Eagers Automotive Ltd.	34,803	646,070
*	Emerald Resources NL	159,779	751,195
	Energy One Ltd.	1,136	13,152
*	Energy Resources of Australia Ltd.	44,404	124
	EVT Ltd.	20,183	174,744
*	Focus Minerals Ltd.	5,935	16,426
*	Genesis Minerals Ltd.	22,100	109,130
	GenusPlus Group Ltd.	11,579	60,094
		Shares	Value»
AUSTRALIA — (Continued)
	GR Engineering Services Ltd.	26,710	$80,399
	Hansen Technologies Ltd.	49,856	172,173
*	IGO Ltd.	46,180	263,976
	Imdex Ltd.	91,945	237,663
	Inghams Group Ltd.	108,895	189,271
	IRESS Ltd.	19,414	109,301
#	Jumbo Interactive Ltd.	10,368	74,000
*	Kingsgate Consolidated Ltd.	21,589	94,203
#	Kogan.com Ltd.	19,529	49,752
	Lovisa Holdings Ltd.	17,049	365,673
	Lycopodium Ltd.	3,894	42,532
	MA Financial Group Ltd.	22,193	159,961
*	Macquarie Technology Group Ltd.	2,866	139,368
#	Mader Group Ltd.	5,695	32,522
	McMillan Shakespeare Ltd.	18,902	224,085
*	Megaport Ltd.	35,515	283,605
	Metcash Ltd.	231,542	533,801
	Monadelphous Group Ltd.	26,446	569,019
*	Myer Holdings Ltd.	157,534	47,548
#*	Nanosonics Ltd.	27,624	74,590
	Netwealth Group Ltd.	6,915	117,167
#*	Neuren Pharmaceuticals Ltd.	16,162	187,140
	nib holdings Ltd.	132,496	617,991
#	Nick Scali Ltd.	27,080	460,003
	NRW Holdings Ltd.	52,054	187,822
	Objective Corp. Ltd.	6,021	63,020
*	Ora Banda Mining Ltd.	100,480	84,221
*	Paladin Energy Ltd.	20,554	192,711
*	Pantoro Gold Ltd.	48,614	161,278
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
	Praemium Ltd.	19,679	10,331
#	PWR Holdings Ltd.	21,649	139,894
	Ramelius Resources Ltd.	193,799	596,865
#	Redox Ltd.	13,096	28,792
	Regis Healthcare Ltd.	37,883	177,617
	Regis Resources Ltd.	123,919	645,897
	Ridley Corp. Ltd.	83,115	144,280
*	RPMGlobal Holdings Ltd.	21,120	73,136
	Servcorp Ltd.	9,221	49,552
	Service Stream Ltd.	66,453	105,322
*	SiteMinder Ltd.	19,117	67,056
*	Smart Parking Ltd.	19,697	17,764

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	SmartGroup Corp. Ltd.	44,344	$260,066
	Southern Cross Electrical Engineering Ltd.	30,518	54,199
	SRG Global Ltd.	74,369	155,950
	Super Retail Group Ltd.	29,619	302,240
*	Superloop Ltd.	88,032	140,270
#*	Telix Pharmaceuticals Ltd.	27,127	197,928
*	Temple & Webster Group Ltd.	28,945	240,745
*	Tuas Ltd.	44,177	218,496
*	Tyro Payments Ltd.	88,693	58,548
#	Universal Store Holdings Ltd.	2,072	11,917
*	Vault Minerals Ltd.	35,801	137,002
	Ventia Services Group Pty. Ltd.	182,575	731,206
	Vulcan Steel Ltd.	13,022	62,691
*	Vysarn Ltd.	29,284	16,339
#*	WEB Travel Group Ltd.	55,905	178,894
#	Webjet Group Ltd.	88,931	49,640
*	West African Resources Ltd.	216,590	524,776
	Westgold Resources Ltd.	168,491	797,813
#*	Zip Co. Ltd.	298,858	551,349
TOTAL AUSTRALIA			20,191,910
AUSTRIA — (1.6%)
	ANDRITZ AG	22,725	1,966,266
*	AT&S Austria Technologie & Systemtechnik AG	3,284	147,637
Ω	BAWAG Group AG	12,859	2,091,848
	DO & Co. AG	1,869	437,088
*	Eurotelesites AG	8,017	40,357
#	Oesterreichische Post AG	8,207	320,065
	Strabag SE (STR AV), Class BR	2,166	224,292
TOTAL AUSTRIA			5,227,553
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	573	169,532
	Barco NV	3,468	47,608
	Colruyt Group NV	6,576	251,990
	Deme Group NV	1,593	317,548
#	D'ieteren Group	3,590	817,725
	EVS Broadcast Equipment SA	2,260	97,367
	Fagron	19,119	502,626
	Ion Beam Applications	743	13,341
	Jensen-Group NV	433	32,334
		Shares	Value»
BELGIUM — (Continued)
#	Kinepolis Group NV	3,664	$116,046
#	Lotus Bakeries NV	120	1,414,758
	Melexis NV	5,418	409,589
	Solvay SA	20,216	595,163
	Van de Velde NV	1,744	62,625
TOTAL BELGIUM			4,848,252
CANADA — (12.5%)
*	5N Plus, Inc.	13,400	236,971
*	Air Canada	20,074	277,894
*	Allied Gold Corp.	12,441	392,604
	Amerigo Resources Ltd.	15,100	61,658
*	Aritzia, Inc.	26,722	2,106,321
	Badger Infrastructure Solutions Ltd.	11,038	624,107
#	Bird Construction, Inc.	14,525	321,723
	Black Diamond Group Ltd.	9,300	112,694
	Boyd Group, Inc.	5,138	842,102
	BRP, Inc. (DOO CN)	2,112	159,402
	BRP, Inc. (DOOO US)	2,163	163,025
*	CAE, Inc. (CAE CN)	6,100	195,501
*	CAE, Inc. (CAE US)	1,450	46,458
*	Canada Goose Holdings, Inc. (GOOS CN)	7,500	90,993
	Canada Packers, Inc.	2,352	27,585
*	Celestica, Inc. (CLS US)	23	6,463
	CES Energy Solutions Corp.	41,389	431,626
*	Cipher Pharmaceuticals, Inc.	2,100	22,563
	Colliers International Group, Inc. (CIGI US)	6,060	828,402
#	Computer Modelling Group Ltd.	27,056	95,972
*	D2L, Inc.	2,500	19,957
	Definity Financial Corp.	11,841	579,506
*	Descartes Systems Group, Inc. (DSGX US)	10,648	796,045
*	Docebo, Inc.	1,000	19,557
	Dominion Lending Centres, Inc.	2,900	19,637
	DPM Metals, Inc.	15,960	556,868
#	Dye & Durham Ltd.	4,976	15,239
*	Electrovaya, Inc.	1,947	20,891
	Element Fleet Management Corp.	33,141	839,690
	Endeavour Mining PLC	18,342	1,001,391

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	ERO Copper Corp. (ERO CN)	17,559	$589,061
	Evertz Technologies Ltd.	8,600	91,327
#	Exchange Income Corp.	5,805	405,005
	Extendicare, Inc.	25,468	433,741
	Finning International, Inc.	45,321	2,842,111
*	Firan Technology Group Corp.	3,200	34,288
#	First Majestic Silver Corp. (AG US)	30,666	639,079
	FirstService Corp. (FSV CN)	500	77,465
	FirstService Corp. (FSV US)	5,478	850,514
#	Freehold Royalties Ltd.	15,268	183,667
	Gibson Energy, Inc.	49,372	972,103
#	Gildan Activewear, Inc. (GIL US)	8,429	547,716
	Hammond Power Solutions, Inc.	1,500	197,804
	Headwater Exploration, Inc.	63,496	512,948
	Hudbay Minerals, Inc. (HBM US)	12,449	294,792
	Information Services Corp.	4,303	137,782
Ω	Jamieson Wellness, Inc.	12,261	312,007
*	K92 Mining, Inc.	61,362	1,151,847
	Keyera Corp.	28,756	973,774
*	Kinaxis, Inc.	3,926	396,449
	Labrador Iron Ore Royalty Corp.	18,300	396,736
	Lundin Gold, Inc.	16,823	1,261,185
	Maple Leaf Foods, Inc.	11,760	217,901
*	MDA Space Ltd.	16,084	453,941
	Medical Facilities Corp.	3,300	36,765
*	New Gold, Inc. (NGD CN)	88,600	890,132
*	New Gold, Inc. (NGD US)	66,894	670,947
#	North West Co., Inc.	15,170	541,559
	OceanaGold Corp.	33,922	1,099,136
	OR Royalties, Inc. (OR US)	25,638	1,011,163
	Pet Valu Holdings Ltd.	10,095	202,397
	Pine Cliff Energy Ltd.	49,359	27,912
#	PrairieSky Royalty Ltd.	54,246	1,180,811
	Premium Brands Holdings Corp.	9,736	669,254
#	Propel Holdings, Inc.	4,448	79,608
		Shares	Value»
CANADA — (Continued)
	Pulse Seismic, Inc.	14,400	$40,504
	Quebecor, Inc., Class B	25,087	915,119
	Richelieu Hardware Ltd.	8,872	265,316
	Savaria Corp.	14,977	260,680
#	Secure Waste Infrastructure Corp.	76,841	991,515
#	Sienna Senior Living, Inc.	22,092	344,120
	Sprott, Inc. (SII CN)	1,200	147,139
	Sprott, Inc. (SII US)	5,885	721,972
	Stella-Jones, Inc.	15,153	1,016,024
*	SunOpta, Inc. (STKL US)	6,600	30,228
	Sylogist Ltd.	3,400	10,088
*	Taseko Mines Ltd. (TGB US)	11,400	86,868
*	Taseko Mines Ltd. (TKO CN)	27,426	208,467
	TELUS Corp.	9,810	136,885
	TerraVest Industries, Inc.	3,307	342,588
	TFI International, Inc. (TFII US)	3,300	354,915
#	Topaz Energy Corp.	24,519	525,799
#	Torex Gold Resources, Inc.	9,100	438,008
	Toromont Industries Ltd.	10,206	1,300,063
	TransAlta Corp.	25,233	322,478
#	TransAlta Corp.	52,100	665,766
	Triple Flag Precious Metals Corp. (TFPM US)	7,390	249,191
*	Viemed Healthcare, Inc.	8,932	68,508
*	Wall Financial Corp.	2,300	26,942
*	Wesdome Gold Mines Ltd.	49,200	805,396
	Westshore Terminals Investment Corp.	8,414	179,384
TOTAL CANADA			41,749,735
DENMARK — (2.1%)
*	ALK-Abello AS	31,893	1,053,864
	Ambu AS, Class B	174	2,359
#	cBrain AS	3,479	44,837
	Chemometec AS	4,914	474,928
#*	Demant AS	12,853	449,898
	ISS AS	35,376	1,341,624
	MT Hoejgaard Holding AS	275	24,000
#*	NTG Nordic Transport Group AS	1,504	45,995
	Pandora AS	1,775	143,675

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Per Aarsleff Holding AS	2,762	$393,869
	Ringkjoebing Landbobank AS	7,254	1,828,645
	Royal Unibrew AS	13,889	1,308,547
TOTAL DENMARK			7,112,241
FINLAND — (2.6%)
	Alma Media OYJ	5,579	91,261
	Elisa OYJ	25,465	1,126,445
#	eQ OYJ	1,222	15,829
	F-Secure OYJ	7,210	16,135
	Harvia OYJ	4,474	217,756
	Hiab OYJ	3,913	232,516
	Kalmar OYJ, Class B	8,376	428,246
	Kesko OYJ (KESKOA FH), Class A	12,798	320,037
	Kesko OYJ (KESKOB FH), Class B	59,117	1,495,268
	Konecranes OYJ	623	73,366
	Marimekko OYJ	7,952	121,332
#	Orion OYJ (ORNAV FH), Class A	7,832	643,077
	Orion OYJ (ORNBV FH), Class B	27,053	2,237,230
	Puuilo OYJ	18,161	265,054
#*	QT Group OYJ	3,609	113,485
	Sampo OYJ, Class A	94,925	1,059,355
	Sanoma OYJ	6,329	72,400
	Vaisala OYJ, Class A	2,328	115,791
*	Verkkokauppa.com OYJ	2,707	12,507
TOTAL FINLAND			8,657,090
FRANCE — (4.8%)
#	Aeroports de Paris SA	2,592	342,460
*	Bastide le Confort Medical	726	20,021
	Elis SA	23,483	681,816
	Equasens	585	27,522
	Eurofins Scientific SE	10,696	865,231
	Exosens SAS	3,253	208,389
	FDJ UNITED	12,300	325,531
*	Figeac Aero	1,042	13,289
	Gaztransport Et Technigaz SA	10,027	2,160,301
	Getlink SE	51,070	1,010,900
	GL Events SACA	1,413	53,871
*	ID Logistics Group SACA	1,159	562,162
	Infotel SA	775	39,988
	Interparfums SA	4,793	145,913
	Ipsen SA	5,178	845,905
	IPSOS SA	2,074	87,987
	JCDecaux SE	11,506	226,942
	Kaufman & Broad SA	3,850	143,252
	Lectra	782	20,966
		Shares	Value»
FRANCE — (Continued)
	Linedata Services	183	$9,218
	Nexans SA	7,280	1,146,690
#*	OVH Groupe SA	1,540	18,197
	Pluxee NV	15,298	202,668
	Rexel SA	1,658	69,479
	Robertet SA	176	176,467
	SEB SA	1,283	72,372
	Seche Environnement SACA	870	81,107
	Societe BIC SA	995	64,097
	Societe LDC SADIR	222	24,891
	Sodexo SA	12,218	624,237
	Sopra Steria Group	5,081	928,121
	SPIE SA	33,641	1,843,321
	Stef SA	683	101,367
	Sword Group	2,139	92,578
	Technip Energies NV	33,822	1,325,464
	Trigano SA	94	18,703
#	Vallourec SACA	40,543	860,438
	VIEL & Cie SA	2,096	44,848
	Virbac SACA	523	218,022
	Vusion	1,608	250,330
TOTAL FRANCE			15,955,061
GERMANY — (5.7%)
	Adesso SE	355	34,234
	Alzchem Group AG	1,130	206,581
	Atoss Software SE	2,860	329,612
#	Bechtle AG	4,945	256,310
	Bilfinger SE	5,444	762,752
*	Ceconomy AG	28,388	150,014
	Cewe Stiftung & Co. KGaA	18	2,156
#	CTS Eventim AG & Co. KGaA	15,249	1,281,541
#	Dermapharm Holding SE	3,998	165,163
	Eckert & Ziegler SE	13,761	243,624
	Elmos Semiconductor SE	2,015	274,212
#	Energiekontor AG	2,022	91,888
	Fabasoft AG	987	18,029
	Fielmann Group AG	8,389	411,170
	flatexDEGIRO SE	17,548	855,986
	Freenet AG	20,446	738,288
	Friedrich Vorwerk Group SE	1,386	148,892
	FUCHS SE	6,923	243,642
	GEA Group AG	33,419	2,389,553
#	Hensoldt AG	14,387	1,429,242
#	HUGO BOSS AG	6,429	266,570
	Init Innovation in Traffic Systems SE	748	42,514
*	IONOS Group SE	7,092	228,646
	IVU Traffic Technologies AG	3,749	93,236
Ω	JOST Werke SE	235	17,430
#	Kontron AG	4,880	135,391

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Krones AG	3,266	$525,564
#	Nagarro SE	1,800	151,277
#	Nemetschek SE	7,293	637,221
*	Nordex SE	20,538	822,268
	Pfeiffer Vacuum Technology AG	139	27,036
*	PVA TePla AG	329	10,331
	Rational AG	747	598,583
#	RENK Group AG	10,868	699,702
	Schott Pharma AG & Co. KGaA	1,954	33,235
Ω	Scout24 SE	6,240	621,262
	Secunet Security Networks AG	437	122,762
#	Stroeer SE & Co. KGaA	9,269	370,587
#	SUSS MicroTec SE	3,129	184,044
	Symrise AG	12,604	1,061,094
#*Ω	TeamViewer SE	40,383	270,014
*	TUI AG	83,340	888,573
#	Vossloh AG	1,360	130,192
	Washtec AG	3,302	188,224
*	Westwing Group SE	755	12,848
#*Ω	Zalando SE	28,868	830,110
TOTAL GERMANY			19,001,603
HONG KONG — (1.5%)
	ASMPT Ltd.	16,600	221,377
	Best Mart 360 Holdings Ltd.	42,000	10,808
#*	Bright Smart Securities & Commodities Group Ltd.	152,000	172,164
*	Cowell e Holdings, Inc.	88,000	342,180
Ω	Crystal International Group Ltd.	78,000	73,549
*	Deep Source Holdings Ltd.	310,000	32,692
#*	DL Holdings Group Ltd.	24,000	6,425
	Dream International Ltd.	18,000	20,454
#*Ω	FIT Hon Teng Ltd.	242,000	151,270
	FSE Lifestyle Services Ltd.	41,000	29,895
	Giordano International Ltd.	172,000	32,364
	Guotai Junan International Holdings Ltd.	316,000	108,075
	IGG, Inc.	120,000	56,600
Ω	Impro Precision Industries Ltd.	27,000	22,130
	JBM Healthcare Ltd.	28,000	9,602
	Johnson Electric Holdings Ltd.	43,000	148,114
		Shares	Value»
HONG KONG — (Continued)
	Luk Fook Holdings International Ltd.	13,000	$53,406
	Man Wah Holdings Ltd.	370,000	229,492
*	Melco International Development Ltd.	133,499	72,169
*	Midland Holdings Ltd.	38,000	14,794
	Modern Dental Group Ltd.	43,000	32,409
	NagaCorp Ltd.	160,000	94,258
	Nissin Foods Co. Ltd.	36,000	33,625
	Oriental Watch Holdings	28,000	12,220
	PAX Global Technology Ltd.	8,000	5,049
	PCCW Ltd.	971,687	726,186
	Perfect Medical Health Management Ltd.	132,000	20,458
	Pico Far East Holdings Ltd.	32,000	11,504
	Plover Bay Technologies Ltd.	128,000	114,237
Ω	Samsonite Group SA	308,100	782,780
*	Sinohope Technology Holdings Ltd.	44,000	14,347
	SmarTone Telecommunications Holdings Ltd.	25,000	15,635
#	Stella International Holdings Ltd.	89,000	164,538
#	SUNeVision Holdings Ltd.	211,000	180,020
	Tradelink Electronic Commerce Ltd.	178,000	24,626
	United Laboratories International Holdings Ltd.	158,000	240,572
	Vitasoy International Holdings Ltd.	178,000	159,227
	VSTECS Holdings Ltd.	80,000	79,153
	VTech Holdings Ltd.	42,100	327,853
#	Xinyi Glass Holdings Ltd.	210,538	275,113
	Yee Hop Holdings Ltd.	40,000	7,639
	YesAsia Holdings Ltd.	24,000	10,848
TOTAL HONG KONG			5,139,857
IRELAND — (0.3%)
	Cairn Homes PLC	32,285	79,781
	Glanbia PLC (GLB ID)	27,038	521,047
	Irish Continental Group PLC (IR5B ID)	40,436	305,983
TOTAL IRELAND			906,811

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (0.9%)
	Altshuler Shaham Finance Ltd.	10,092	$20,327
	Analyst IMS Investment Management Services Ltd.	721	36,373
	Automatic Bank Services Ltd.	1,364	10,206
*	Bet Shemesh Engines Holdings 1997 Ltd.	94	23,741
	Cohen Development Gas & Oil Ltd.	84	5,300
	Danel Adir Yeoshua Ltd.	1,587	241,806
	Danya Cebus Ltd.	1,341	62,690
	Delta Israel Brands Ltd.	658	31,272
	Electra Consumer Products 1970 Ltd.	2,404	76,955
	FMS Enterprises Migun Ltd.	369	31,855
	Fox Wizel Ltd.	1,581	159,616
	Globrands Ltd.	90	13,328
	Hilan Ltd.	736	58,724
#	Hiper Global Ltd.	2,782	22,613
	IDI Insurance Co. Ltd.	2,449	192,350
	Inrom Construction Industries Ltd.	25,113	163,494
	Israel Shipyards Industries Ltd.	208	11,893
	Libra Insurance Co. Ltd.	5,353	31,225
	M Yochananof & Sons Ltd.	700	83,393
#	Magic Software Enterprises Ltd. (MGIC US)	9,937	255,282
*	Malam - Team Ltd.	2,020	85,623
	Max Stock Ltd.	16,993	153,374
	Meitav Investment House Ltd.	10,788	420,106
*	Nayax Ltd.	981	55,073
	Novolog Ltd.	23,600	9,357
	One Software Technologies Ltd.	319	9,170
	Partner Communications Co. Ltd.	7,775	94,476
	Qualitau Ltd.	613	132,559
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	301,653
	Retailors Ltd.	3,984	56,858
#	Tadiran Group Ltd.	920	45,604
Ω	Tamar Petroleum Ltd.	6,005	66,061
	Telsys Ltd.	884	65,223
		Shares	Value»
ISRAEL — (Continued)
	Tiv Taam Holdings 1 Ltd.	18,868	$67,869
	YD More Investments Ltd.	6,747	104,475
TOTAL ISRAEL			3,199,924
ITALY — (4.3%)
	A2A SpA	36,319	109,567
	ACEA SpA	6,569	183,093
	Amplifon SpA	35,115	566,147
	Arnoldo Mondadori Editore SpA	50,889	128,642
	Azimut Holding SpA	39,046	1,649,456
	Banca Generali SpA	20,762	1,398,945
	Banca Mediolanum SpA	3,512	82,385
*Ω	BFF Bank SpA	45,285	434,246
	Brembo NV	10,046	120,847
#	Brunello Cucinelli SpA	11,735	1,124,732
Ω	Carel Industries SpA	7,633	189,845
	Cembre SpA	763	63,000
	De' Longhi SpA	5,079	224,528
*Ω	doValue SpA	14,092	43,794
Ω	Enav SpA	20,417	117,838
	Fiera Milano SpA	2,922	24,111
*	Fincantieri SpA	16,008	303,858
	Hera SpA	12,748	63,086
#	Intercos SpA	8,001	121,077
	Iveco Group NV	8,027	179,553
	Lottomatica Group SpA	25,778	634,090
	LU-VE SpA	2,501	119,053
	Maire SpA	52,339	914,485
#	MARR SpA	5,190	55,130
	Moltiply Group SpA	4,425	182,809
*	NewPrinces SpA	4,907	114,228
#	Pharmanutra SpA	1,151	86,179
*Ω	Philogen SpA	526	13,116
#	Piaggio & C SpA	45,642	94,391
Ω	RAI Way SpA	34,041	230,822
	Recordati Industria Chimica e Farmaceutica SpA	14,533	800,759
	Reply SpA	6,169	808,774
#	Saipem SpA	267,614	988,367
#	Sanlorenzo SpA	3,013	115,446
#	Sesa SpA	1,469	155,828
	SOL SpA	12,905	694,787
Ω	Technogym SpA	40,447	844,650
#	TXT e-solutions SpA	983	33,220
	Webuild SpA	97,794	405,054
#	Wiit SpA	1,997	61,852
#	Zignago Vetro SpA	7,166	64,366
TOTAL ITALY			14,546,156

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (19.1%)
	A&D HOLON Holdings Co. Ltd.	5,300	$78,290
#	Ad-sol Nissin Corp.	2,600	29,689
#*	Aeon Fantasy Co. Ltd.	2,900	53,402
#	Aeon Hokkaido Corp.	9,000	54,526
	Aeon Kyushu Co. Ltd.	1,200	22,586
	Aica Kogyo Co. Ltd.	13,800	313,240
	Aidma Holdings, Inc.	700	9,644
#	AIMECHATEC Ltd.	700	39,133
	Ain Holdings, Inc.	900	37,584
	Airman Corp.	4,900	61,171
	AIT Corp.	2,500	36,265
*	Akebono Brake Industry Co. Ltd.	5,000	3,660
#	Altech Corp.	4,470	76,006
	Amano Corp.	14,300	362,928
	Anest Iwata Corp.	800	8,554
	Anicom Holdings, Inc.	20,000	136,082
	Anycolor, Inc.	5,400	154,152
#	AnyMind Group, Inc.	3,300	14,305
	Aoyama Zaisan Networks Co. Ltd.	6,400	62,612
	Appier Group, Inc.	7,600	51,046
	Arealink Co. Ltd.	8,800	63,237
	Argo Graphics, Inc.	16,800	156,466
#	Artner Co. Ltd.	2,100	28,158
	As One Corp.	14,742	221,439
	Asahi Kogyosha Co. Ltd.	1,100	25,642
	Asahi Net, Inc.	7,000	32,144
	Asahi Yukizai Corp.	1,900	66,386
	Asanuma Corp.	2,300	15,720
	ASKUL Corp.	10,531	93,015
*	Atom Corp.	2,100	8,215
	Atrae, Inc.	4,500	20,190
	Aucnet, Inc.	9,200	122,346
	Avant Group Corp.	7,100	75,428
	Axell Corp.	600	4,765
	Axial Retailing, Inc.	13,700	102,878
#	AZ-COM MARUWA Holdings, Inc.	12,100	77,664
	AZOOM Co. Ltd.	800	23,437
#*	Bank of Innovation, Inc.	900	36,558
	Base Co. Ltd.	2,100	41,386
	Beauty Garage, Inc.	2,600	24,616
	Belc Co. Ltd.	3,000	148,621
	Bell System24 Holdings, Inc.	12,200	113,129
*	Bengo4.com, Inc.	1,200	22,562
#	Bewith, Inc.	800	8,593
	Bic Camera, Inc.	25,500	283,357
	Blue Zones Holdings Co. Ltd.	4,900	281,171
#	Bookoff Group Holdings Ltd.	1,200	12,306
	Broadleaf Co. Ltd.	3,300	14,108
#	Broadmedia Corp.	2,530	31,692
		Shares	Value»
JAPAN — (Continued)
#	BRONCO BILLY Co. Ltd.	800	$19,817
	Bunka Shutter Co. Ltd.	9,300	121,599
#	Bushiroad, Inc.	8,600	15,744
	Business Engineering Corp.	7,000	64,898
	C Uyemura & Co. Ltd.	2,600	300,682
	Calbee, Inc.	12,400	242,619
	Careerlink Co. Ltd.	2,200	37,575
	Celsys, Inc.	13,300	124,428
	Central Automotive Products Ltd.	9,900	133,860
#	Change Holdings, Inc.	10,500	71,423
#	Charm Care Corp. KK	5,300	44,691
#	Chikaranomoto Holdings Co. Ltd.	2,800	26,003
	Chugoku Marine Paints Ltd.	7,100	200,248
	CKD Corp.	16,000	426,786
#	Colowide Co. Ltd.	22,300	254,391
	Computer Engineering & Consulting Ltd.	6,700	95,525
	Comture Corp.	7,600	79,807
	Copro-Holdings Co. Ltd.	2,200	15,300
	Core Concept Technologies, Inc.	700	5,763
	Core Corp.	2,800	41,604
	Cosmos Pharmaceutical Corp.	500	22,398
#	Cota Co. Ltd.	6,129	46,553
#	Create Restaurants Holdings, Inc.	76,200	364,684
	Create SD Holdings Co. Ltd.	8,100	170,141
	Creek & River Co. Ltd.	1,600	15,746
	Cresco Ltd.	9,000	97,716
*	CrowdWorks, Inc.	1,300	6,536
	CTS Co. Ltd.	8,600	56,717
	Curves Holdings Co. Ltd.	16,500	79,578
#	Cybozu, Inc.	7,600	117,212
	Dai-Dan Co. Ltd.	9,000	156,111
#	Daiei Kankyo Co. Ltd.	1,000	26,375
	Daiichikosho Co. Ltd.	15,700	169,758
	Daikokutenbussan Co. Ltd.	2,100	68,951
	Daiseki Co. Ltd.	11,798	265,167
	Daitron Co. Ltd.	3,800	62,296
	Daiwabo Holdings Co. Ltd.	28,500	560,476
	Dear Life Co. Ltd.	10,300	76,408
	Densan System Holdings Co. Ltd.	900	18,910
	Dentsu Soken, Inc.	23,400	368,856
	Dexerials Corp.	47,100	826,333

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Arts, Inc.	3,200	$116,223
	Digital Hearts Holdings Co. Ltd.	4,700	27,972
	Digital Information Technologies Corp.	8,400	69,140
#	Dip Corp.	9,600	127,416
	DMG Mori Co. Ltd.	18,000	317,668
	Double Standard, Inc.	1,200	13,062
	DTS Corp.	54,400	443,169
	Earth Corp.	400	12,642
#	EAT&HOLDINGS Co. Ltd.	1,600	21,358
	Ebara Jitsugyo Co. Ltd.	7,200	99,757
#	Ebase Co. Ltd.	8,200	23,156
	eGuarantee, Inc.	10,500	119,013
#	E-Guardian, Inc.	400	4,425
	Elan Corp.	2,600	11,274
	Elecom Co. Ltd.	15,200	162,444
	EM Systems Co. Ltd.	9,000	42,367
	en, Inc.	9,800	91,071
	Entrust, Inc.	4,400	32,064
	ERI Holdings Co. Ltd.	400	11,156
	ES-Con Japan Ltd.	6,900	53,276
	ESPEC Corp.	1,200	26,688
#	Eternal Hospitality Group Co. Ltd.	1,200	27,381
	eWeLL Co. Ltd.	1,800	29,146
	EXEO Group, Inc.	14,000	233,579
	F&M Co. Ltd.	1,900	29,934
	FaithNetwork Co. Ltd.	4,500	24,365
*	f-code, Inc.	1,000	10,705
*	FDK Corp.	1,800	4,497
	Financial Partners Group Co. Ltd.	15,000	197,062
	FINDEX, Inc.	6,200	34,473
	Fintech Global, Inc.	19,400	18,364
#	Fixstars Corp.	5,000	49,128
#	Focus Systems Corp.	1,600	19,003
	Food & Life Cos. Ltd.	900	49,167
#	Forval Corp.	1,800	13,303
	FP Corp.	12,400	211,085
#	FP Partner, Inc.	1,600	23,246
	France Bed Holdings Co. Ltd.	6,400	55,097
	Freebit Co. Ltd.	4,100	43,712
	FTGroup Co. Ltd.	2,600	21,555
	Fuji Kyuko Co. Ltd.	6,700	88,758
	Fuji Seal International, Inc.	2,400	49,634
	Fujibo Holdings, Inc.	1,200	66,841
	Fujimi, Inc.	12,200	215,656
	Fujio Food Group, Inc.	3,700	25,632
	Fujita Kanko, Inc.	9,000	145,061
	Fukuda Denshi Co. Ltd.	5,200	285,135
	Fukui Computer Holdings, Inc.	3,200	65,495
		Shares	Value»
JAPAN — (Continued)
	FULLCAST Holdings Co. Ltd.	5,400	$58,789
	Funai Soken Holdings, Inc.	21,260	154,108
	Fuso Chemical Co. Ltd.	5,600	269,907
	Future Corp.	13,500	165,661
	G-7 Holdings, Inc.	8,600	81,198
	GA Technologies Co. Ltd.	3,600	36,223
	Gakkyusha Co. Ltd.	1,800	27,954
	Gakujo Co. Ltd.	1,800	20,651
	Galilei Co. Ltd.	6,400	159,652
#*	GENDA, Inc.	7,300	31,651
#*	Geniee, Inc.	1,900	13,498
#	Genki Global Dining Concepts Corp.	3,200	64,320
	Genky DrugStores Co. Ltd.	4,400	119,981
#	Gift Holdings, Inc.	2,400	56,958
#	giftee, Inc.	6,000	49,399
	Global Link Management KK	1,000	13,420
#	GMO Financial Gate, Inc.	1,000	32,887
#	GMO Financial Holdings, Inc.	10,300	59,275
#	GMO GlobalSign Holdings KK	1,400	20,404
	GMO internet group, Inc.	15,938	397,194
*	GNI Group Ltd.	4,100	67,858
*	Gokurakuyu Holdings Co. Ltd.	3,700	11,648
	Goldwin, Inc.	9,903	165,273
	Greens Co. Ltd.	2,300	31,415
	grems, Inc.	3,600	55,998
*	GungHo Online Entertainment, Inc.	1,500	25,494
	H.U. Group Holdings, Inc.	4,500	93,469
	Hakudo Co. Ltd.	300	4,556
	Halows Co. Ltd.	3,400	99,991
	Happinet Corp.	8,400	150,473
	Hard Off Corp. Co. Ltd.	3,700	48,652
	Hazama Ando Corp.	17,200	222,417
#	Hennge KK	5,800	43,538
	Hiday Hidaka Corp.	4,800	96,462
	Hioki EE Corp.	2,868	114,221
	Hirose Tusyo, Inc.	400	9,570
	HIS Co. Ltd.	10,800	89,704
	Hochiki Corp.	900	28,785
	Hokuto Corp.	2,100	26,925
	Hoosiers Holdings Co. Ltd.	1,600	13,727
#	Hotland Holdings Co. Ltd.	3,900	49,114

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Human Technologies, Inc.	1,400	$16,523
	IBJ, Inc.	7,600	35,546
#	Ichibanya Co. Ltd.	15,820	91,736
	Ichigo, Inc.	13,000	34,306
	IDOM, Inc.	22,700	223,477
#	IG Port, Inc.	2,400	18,749
#	IKK Holdings, Inc.	2,500	12,885
	I'll, Inc.	3,200	51,369
	i-mobile Co. Ltd.	8,400	28,165
	Imuraya Group Co. Ltd.	2,200	35,450
	Infomart Corp.	23,200	67,798
	Insource Co. Ltd.	16,000	75,053
	Intage Holdings, Inc.	900	9,861
#	Intelligent Wave, Inc.	3,700	22,766
	Internet Initiative Japan, Inc.	15,100	243,987
#	IPS, Inc.	2,400	45,892
	ISB Corp.	3,900	45,761
	Ise Chemicals Corp.	8,000	307,394
	Ishihara Chemical Co. Ltd.	800	11,981
#	Istyle, Inc.	15,800	46,352
	Itfor, Inc.	9,100	99,819
#	ITmedia, Inc.	4,100	45,593
	Ito En Ltd.	10,600	195,889
	Itochu Enex Co. Ltd.	11,000	136,280
	Itoki Corp.	10,500	177,096
#	Iwaki Co. Ltd.	2,200	38,155
	JAC Recruitment Co. Ltd.	23,200	148,465
*	Jade Group, Inc.	3,000	32,392
	Japan Airport Terminal Co. Ltd.	11,800	369,499
	Japan Aviation Electronics Industry Ltd.	9,300	145,296
	Japan Business Systems, Inc.	1,400	16,595
*	Japan Communications, Inc.	34,900	32,241
	Japan Elevator Service Holdings Co. Ltd.	37,000	389,576
	Japan Hospice Holdings, Inc.	1,300	8,691
	Japan Investment Adviser Co. Ltd.	1,100	15,846
	Japan Lifeline Co. Ltd.	14,500	144,836
	Japan Material Co. Ltd.	22,000	255,126
	Japan Property Management Center Co. Ltd.	3,500	28,992
#	Japan System Techniques Co. Ltd.	4,400	69,045
	JBCC Holdings, Inc.	21,600	208,061
		Shares	Value»
JAPAN — (Continued)
	JCU Corp.	6,400	$233,935
	Jeol Ltd.	12,300	496,219
	JFE Systems, Inc.	1,600	23,463
#*	JIG-SAW, Inc.	1,700	29,664
#	JINS Holdings, Inc.	3,400	113,811
	J-Lease Co. Ltd.	5,400	50,126
	JM Holdings Co. Ltd.	7,400	85,746
#	JP-Holdings, Inc.	20,500	92,776
	Justsystems Corp.	10,400	321,223
	JVCKenwood Corp.	30,800	250,339
	Kaga Electronics Co. Ltd.	1,800	45,205
	Kagome Co. Ltd.	6,600	116,877
	Kakaku.com, Inc.	18,600	253,856
#	Kakiyasu Honten Co. Ltd.	3,000	53,462
#	Kamakura Shinsho Ltd.	10,700	40,071
	Kanamic Network Co. Ltd.	5,200	16,594
	Kanematsu Corp.	22,400	294,217
#	Kanro, Inc.	1,800	18,793
	Kansai Paint Co. Ltd.	11,200	178,745
#	Kappa Create Co. Ltd.	5,100	52,011
	Katitas Co. Ltd.	14,800	292,427
#	KeePer Technical Laboratory Co. Ltd.	5,200	107,664
	Keihan Holdings Co. Ltd.	13,500	299,885
	KH Neochem Co. Ltd.	5,200	85,533
#	Kibun Foods, Inc.	1,400	9,966
#	Kintetsu Department Store Co. Ltd.	2,000	23,496
	Ki-Star Real Estate Co. Ltd.	1,600	65,448
	Kitz Corp.	1,900	24,798
	Koa Shoji Holdings Co. Ltd.	2,000	10,860
#	Kohoku Kogyo Co. Ltd.	1,200	24,942
	KOMEDA Holdings Co. Ltd.	14,600	267,652
	Konoike Transport Co. Ltd.	3,800	81,787
#	Kosaido Holdings Co. Ltd.	17,000	54,869
#	Koshidaka Holdings Co. Ltd.	13,241	102,236
#	Kotobuki Spirits Co. Ltd.	22,500	261,311
#*	Kourakuen Corp.	1,600	11,645
	Kozo Keikaku Engineering Holdings, Inc.	3,000	60,721
	Kura Sushi, Inc.	4,200	92,394
#	Kushikatsu Tanaka Holdings Co.	1,100	12,953

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kusuri No. Aoki Holdings Co. Ltd.	15,900	$416,742
	Kyoritsu Maintenance Co. Ltd.	17,600	320,036
	LA Holdings Co. Ltd.	1,400	90,494
#	Lacto Japan Co. Ltd.	800	18,218
	LEC, Inc.	1,200	7,990
	Leopalace21 Corp.	48,000	214,573
	Life Corp.	10,800	178,248
	Lifedrink Co., Inc.	7,600	79,695
	LIKE, Inc.	1,800	17,796
#	Link & Motivation, Inc.	13,500	43,990
	Lion Corp.	28,800	308,734
#	LITALICO, Inc.	6,400	49,238
	M&A Capital Partners Co. Ltd.	1,100	22,406
#	Macbee Planet, Inc.	1,400	13,333
	Macnica Holdings, Inc.	15,600	267,471
	Maeda Kosen Co. Ltd.	12,800	153,193
#	Management Solutions Co. Ltd.	3,400	28,643
	Mani, Inc.	20,700	204,222
	MarkLines Co. Ltd.	4,100	41,437
#	Matching Service Japan Co. Ltd.	1,300	8,851
	Matsui Securities Co. Ltd.	30,200	177,682
#	Matsuya Co. Ltd.	1,900	23,180
	Matsuyafoods Holdings Co. Ltd.	1,600	68,204
	Max Co. Ltd.	3,600	152,231
	Maxvalu Tokai Co. Ltd.	500	12,113
	MCJ Co. Ltd.	23,300	237,436
	MEC Co. Ltd.	4,900	175,921
#	Media Do Co. Ltd.	1,100	11,668
#*	Medley, Inc.	4,700	72,579
	Meidensha Corp.	4,600	180,276
	Meiho Facility Works Ltd.	3,100	21,984
	Meiko Electronics Co. Ltd.	5,600	459,259
	Meisei Industrial Co. Ltd.	1,500	16,716
	MEITEC Group Holdings, Inc.	24,000	536,853
*	Mercari, Inc.	25,800	572,561
	METAWATER Co. Ltd.	5,600	119,945
	Micronics Japan Co. Ltd.	9,600	555,059
#	Midac Holdings Co. Ltd.	2,400	31,065
	Milbon Co. Ltd.	3,460	56,848
#	Mirai Industry Co. Ltd.	1,100	23,830
	Miroku Jyoho Service Co. Ltd.	6,000	74,934
	Mitani Corp.	6,400	98,572
		Shares	Value»
JAPAN — (Continued)
	Mitani Sekisan Co. Ltd.	2,300	$113,893
	Mitsubishi Logisnext Co. Ltd.	1,600	16,201
	Mitsui-Soko Holdings Co. Ltd.	9,900	231,572
	Miura Co. Ltd.	13,200	271,419
	MIXI, Inc.	6,700	117,943
#	Miyaji Engineering Group, Inc.	4,000	50,386
	Mizuho Medy Co. Ltd.	2,000	23,064
	Monogatari Corp.	9,900	265,831
	Morinaga & Co. Ltd.	19,600	342,781
	Moriya Transportation Engineering & Manufacturing Co. Ltd.	800	26,077
	MOS Food Services, Inc.	2,400	65,381
#	MTI Ltd.	1,800	8,569
#	Mugen Estate Co. Ltd.	2,500	33,750
	m-up Holdings, Inc.	22,600	120,761
	Musashi Seimitsu Industry Co. Ltd.	5,100	90,258
	Nagase Brothers, Inc.	1,700	29,168
	Nagawa Co. Ltd.	1,300	51,764
	Nakanishi, Inc.	14,401	201,917
	Namura Shipbuilding Co. Ltd.	9,100	248,067
	Nareru Group, Inc.	1,100	16,876
#	NCD Co. Ltd./Shinagawa	1,900	39,405
#*	NE, Inc.	1,900	8,901
#*	Net Protections Holdings, Inc.	4,000	12,392
	New Art Holdings Co. Ltd.	3,619	34,055
#	Nextage Co. Ltd.	13,500	286,000
#*	NexTone, Inc.	1,200	13,137
	Nichias Corp.	14,000	702,364
	Nichirei Corp.	32,400	402,054
	Nifco, Inc.	11,100	345,587
	Nihon Dengi Co. Ltd.	600	41,092
	Nihon M&A Center Holdings, Inc.	74,300	341,234
#	Nippon Air Conditioning Services Co. Ltd.	6,700	64,100
	Nippon Aqua Co. Ltd.	3,900	22,311
	Nippon Dry-Chemical Co. Ltd.	400	27,796
	Nippon Gas Co. Ltd.	38,300	726,360
	Nippon Parking Development Co. Ltd.	74,700	137,809
#	Nishimatsuya Chain Co. Ltd.	10,900	150,781

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissei ASB Machine Co. Ltd.	2,700	$109,752
	Nisso Holdings Co. Ltd.	8,200	36,717
	Nissui Corp.	33,700	284,093
#	Nitto Boseki Co. Ltd.	1,600	152,694
	Nitto Kogyo Corp.	300	8,026
	Nittoc Construction Co. Ltd.	2,800	23,586
	Noevir Holdings Co. Ltd.	4,800	144,928
	Nojima Corp.	27,300	190,490
	Nomura Co. Ltd.	4,000	35,355
	NSD Co. Ltd.	19,600	411,371
#	Oat Agrio Co. Ltd.	1,200	16,510
#	Oenon Holdings, Inc.	4,100	11,823
	Ohba Co. Ltd.	2,300	17,165
	Ohsho Food Service Corp.	12,000	244,334
#	Oisix ra daichi, Inc.	1,200	11,127
	Okinawa Cellular Telephone Co.	17,200	360,547
	Onward Holdings Co. Ltd.	14,300	67,817
	Ootoya Holdings Co. Ltd.	400	16,947
	Open Up Group, Inc.	9,000	108,193
	Optex Group Co. Ltd.	3,720	57,756
	Organo Corp.	2,300	242,860
	Oro Co. Ltd.	2,900	39,411
#	Osaka Organic Chemical Industry Ltd.	3,900	102,587
#	OSAKA Titanium Technologies Co. Ltd.	7,700	114,664
	OSG Corp.	10,600	178,998
	PAL GROUP Holdings Co. Ltd.	21,600	231,848
	Park24 Co. Ltd.	33,300	464,058
	Penta-Ocean Construction Co. Ltd.	39,300	412,461
*	PeptiDream, Inc.	6,500	65,956
	Pharma Foods International Co. Ltd.	4,100	17,825
#*	PIA Corp.	1,300	22,444
	Pigeon Corp.	31,500	328,281
	PILLAR Corp.	6,900	288,122
	Pilot Corp.	6,300	198,076
	Plus Alpha Consulting Co. Ltd.	6,300	90,504
	Poppins Corp.	800	7,055
#	Port, Inc.	1,000	14,091
	PR Times Corp.	1,200	20,513
	Premium Group Co. Ltd.	10,200	119,069
		Shares	Value»
JAPAN — (Continued)
	Premium Water Holdings, Inc.	800	$17,289
	Prestige International, Inc.	27,000	121,007
	Pronexus, Inc.	700	5,241
#	Pro-Ship, Inc.	5,200	54,301
#	PS Construction Co. Ltd.	700	13,754
	Qol Holdings Co. Ltd.	2,200	30,210
	Quick Co. Ltd.	11,700	65,806
	Raito Kogyo Co. Ltd.	13,600	307,527
	Raksul, Inc.	9,800	128,811
	Rakus Co. Ltd.	36,608	208,348
	Relo Group, Inc.	29,300	332,838
#	Renaissance, Inc.	1,700	11,969
	Resorttrust, Inc.	50,200	584,959
	Riken Keiki Co. Ltd.	5,800	123,870
	Riken Vitamin Co. Ltd.	300	6,032
#	Ringer Hut Co. Ltd.	5,000	72,817
#	Riso Kyoiku Group Corp.	12,105	16,148
	Roland Corp.	2,800	69,113
	Rorze Corp.	15,700	332,590
#	Round One Corp.	62,600	442,257
	Royal Holdings Co. Ltd.	10,800	92,602
	Saizeriya Co. Ltd.	5,900	238,662
#	Samco, Inc.	900	27,657
	Sangetsu Corp.	8,500	173,524
	Sanki Engineering Co. Ltd.	4,800	206,786
	Sankyu, Inc.	4,900	291,919
*	Sansan, Inc.	11,900	114,997
#	Santec Holdings Corp.	900	60,626
	Sato Foods Co. Ltd.	600	28,853
#	SBI Global Asset Management Co. Ltd.	12,700	52,227
	SBI Leasing Services Co. Ltd.	700	29,801
	SBS Holdings, Inc.	5,900	147,082
	Seika Corp.	1,800	27,079
	Seiko Group Corp.	3,900	194,824
	Seiren Co. Ltd.	8,500	173,951
	Senko Group Holdings Co. Ltd.	18,000	224,215
	Senshu Electric Co. Ltd.	3,300	123,315
	SERAKU Co. Ltd.	1,300	13,942
	Seria Co. Ltd.	14,476	343,960
	Seven Bank Ltd.	124,400	239,461
#	SFP Holdings Co. Ltd.	1,600	22,906
	Sharingtechnology, Inc.	3,000	22,547
*	Sharp Corp.	19,400	88,535
	Shibaura Mechatronics Corp.	3,600	542,730
#*	SHIFT, Inc.	38,985	184,825

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shimadaya Corp.	1,400	$16,199
	Shin Maint Holdings Co. Ltd.	5,200	41,015
	Shinnihonseiyaku Co. Ltd.	4,000	53,214
	Ship Healthcare Holdings, Inc.	20,100	331,326
	SHO-BOND Holdings Co. Ltd.	27,600	247,758
	Shoei Co. Ltd.	13,700	157,658
	SIGMAXYZ Holdings, Inc.	19,600	99,026
*	Simplex Holdings, Inc.	22,800	141,350
	Sinfonia Technology Co. Ltd.	4,300	291,007
	Sinko Industries Ltd.	10,500	100,823
	SKY Perfect JSAT Holdings, Inc.	4,200	60,710
#	Smaregi, Inc.	500	8,837
	SMS Co. Ltd.	19,900	210,594
	Socionext, Inc.	30,900	413,481
	Softcreate Holdings Corp.	5,000	67,089
	Software Service, Inc.	800	66,113
	Solasto Corp.	14,600	86,442
	Soliton Systems KK	3,900	49,310
	Sparx Group Co. Ltd.	7,020	74,770
	S-Pool, Inc.	1,100	1,831
#	SRA Holdings	3,100	112,710
#	SRS Holdings Co. Ltd.	6,600	53,166
	ST HD Co. Ltd.	6,700	120,577
	St. Marc Holdings Co. Ltd.	1,800	32,731
	Star Mica Holdings Co. Ltd.	2,600	24,549
	Starts Corp., Inc.	7,800	247,455
	Step Co. Ltd.	1,600	25,336
	STI Foods Holdings, Inc.	2,400	20,237
	Strike Co. Ltd.	3,100	84,492
#	Studio Alice Co. Ltd.	1,900	24,470
	Sundrug Co. Ltd.	2,100	55,919
	SWCC Corp.	6,900	514,265
	System D, Inc.	800	8,786
	System Research Co. Ltd.	2,000	25,425
	System Support Holdings, Inc.	3,400	30,729
#	Systems Engineering Consultants Co. Ltd.	1,200	26,786
	Systena Corp.	78,000	255,957
#	Syuppin Co. Ltd.	8,200	61,509
	Taiyo Holdings Co. Ltd.	21,000	679,705
	Taiyo Yuden Co. Ltd.	11,100	234,715
	Takara & Co. Ltd.	2,200	60,367
		Shares	Value»
JAPAN — (Continued)
	Takeuchi Manufacturing Co. Ltd.	11,300	$467,865
#	Tama Home Co. Ltd.	5,500	132,123
	Tamron Co. Ltd.	43,200	288,369
#	Tanseisha Co. Ltd.	2,200	21,768
#	Tazmo Co. Ltd.	4,100	67,035
#	TDC Soft, Inc.	10,200	80,819
	TechMatrix Corp.	11,600	158,661
	Technoflex Corp.	1,000	13,358
#	Tenpos Holdings Co. Ltd.	1,600	38,947
	Tera Probe, Inc.	600	28,507
	TKC Corp.	8,200	215,604
	Toa Corp. (1885 JP)	2,500	50,840
	Tocalo Co. Ltd.	21,500	359,691
	Toho Co. Ltd. (8142 JP)	4,200	34,757
	Toho System Science Co. Ltd.	2,400	17,835
	Toho Titanium Co. Ltd.	10,500	126,254
	TOKAI Holdings Corp.	29,500	219,175
	Token Corp.	300	28,829
	Tokyo Base Co. Ltd.	6,300	17,218
	Tokyo Electron Device Ltd.	6,900	157,853
	Tokyo Seimitsu Co. Ltd.	8,000	724,804
	Tokyotokeiba Co. Ltd.	5,500	190,512
	Tomy Co. Ltd.	25,400	448,526
#	Toridoll Holdings Corp.	13,600	366,859
	Torishima Pump Manufacturing Co. Ltd.	400	5,594
	Tosei Corp.	13,800	140,588
	Toshiba TEC Corp.	7,100	119,401
	Totech Corp.	3,300	85,866
	Toukei Computer Co. Ltd.	600	16,343
#	Toumei Co. Ltd.	1,600	11,344
	Tow Co. Ltd.	4,900	11,988
	Towa Corp.	11,139	214,987
#	Toyo Gosei Co. Ltd.	1,600	91,724
	Toyokumo, Inc.	800	12,442
	Traders Holdings Co. Ltd.	8,020	50,435
#	Transaction Co. Ltd.	8,000	61,704
*	Transaction Media Networks, Inc.	6,200	17,948
	Transcosmos, Inc.	6,300	153,640
	TRE Holdings Corp.	500	5,549
#	Treasure Factory Co. Ltd.	2,600	28,624
#	Tri Chemical Laboratories, Inc.	2,900	62,162
#	Tsuburaya Fields Holdings, Inc.	9,600	113,739
	Tsugami Corp.	6,500	135,195

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsuzuki Denki Co. Ltd.	900	$21,204
	ULS Group, Inc.	7,000	25,808
	Ulvac, Inc.	8,500	456,383
	U-Next Holdings Co. Ltd.	14,400	173,352
	United Arrows Ltd.	5,000	77,845
	User Local, Inc.	2,500	29,936
	UT Group Co. Ltd.	133,500	178,199
	Valqua Ltd.	6,500	184,349
#	Value HR Co. Ltd.	4,800	43,097
	ValueCommerce Co. Ltd.	5,000	20,962
	Vector, Inc.	9,100	86,088
	Vertex Corp.	12,000	102,821
	Vision, Inc.	9,800	82,173
*	Visional, Inc.	5,600	308,616
#	WA, Inc.	1,300	11,203
	Wacom Co. Ltd.	7,100	34,407
	Waseda Academy Co. Ltd.	3,700	49,911
#	Watahan & Co. Ltd.	3,300	30,232
	WATAMI Co. Ltd.	2,600	16,040
	Weathernews, Inc.	4,000	105,439
	Wellnet Corp.	5,700	24,351
#	West Holdings Corp.	7,315	75,274
#	Will Group, Inc.	5,900	45,410
*	WingArc1st, Inc.	4,200	88,491
	Workman Co. Ltd.	3,000	123,421
	World Co. Ltd.	2,100	42,615
	YAKUODO Holdings Co. Ltd.	3,100	40,206
	YAMADA Consulting Group Co. Ltd.	3,600	40,298
	Yamaichi Electronics Co. Ltd.	4,500	171,020
#	Yamami Co.	900	28,394
#	Yamaura Corp.	900	8,562
#	Yashima Denki Co. Ltd.	1,300	25,831
	Yonex Co. Ltd.	14,600	307,807
#*	Yoshimura Food Holdings KK	2,000	11,278
#	Yoshinoya Holdings Co. Ltd.	19,900	393,018
#	Yossix Holdings Co. Ltd.	900	18,304
#	Yukiguni Factory Co. Ltd.	6,000	41,211
	Zenkoku Hosho Co. Ltd.	20,000	397,632
	Zenrin Co. Ltd.	2,500	16,957
	ZERIA Pharmaceutical Co. Ltd.	3,722	49,429
#	ZIGExN Co. Ltd.	10,500	31,834
TOTAL JAPAN			64,003,406
NETHERLANDS — (1.9%)
	Akzo Nobel NV	16,155	1,131,775
		Shares	Value»
NETHERLANDS — (Continued)
#	Arcadis NV	14,235	$639,296
*Ω	Basic-Fit NV	7,314	278,819
	BE Semiconductor Industries NV	9,431	1,835,681
	Corbion NV	270	6,485
#	IMCD NV	3,881	362,766
#*	InPost SA	32,720	512,847
	Koninklijke BAM Groep NV	49,269	516,719
	Koninklijke Heijmans NV	3,896	317,447
*	Magnum Ice Cream Co. NV MICC US	20,004	355,071
	Nedap NV	1,373	141,720
	PostNL NV	31,394	43,962
	TKH Group NV	3,040	133,409
TOTAL NETHERLANDS			6,275,997
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	183,698	64,131
	Briscoe Group Ltd.	6,337	19,060
	Freightways Group Ltd.	33,273	292,248
	Hallenstein Glasson Holdings Ltd.	11,317	67,580
#	NZME Ltd. (NZM NZ)	11,793	8,122
	NZX Ltd.	73,480	66,764
	Scales Corp. Ltd.	25,045	86,610
	Skellerup Holdings Ltd.	60,070	187,043
	SKY Network Television Ltd.	11,985	24,072
	TOWER Ltd.	56,842	66,076
#*	Vista Group International Ltd.	30,441	33,970
TOTAL NEW ZEALAND			915,676
NORWAY — (0.9%)
	2020 Bulkers Ltd.	3,624	53,820
	ABG Sundal Collier Holding ASA	119,624	100,661
	AF Gruppen ASA	469	8,981
*	Aker BioMarine ASA	1,055	10,597
	Atea ASA	22,915	366,706
	Bluenord ASA	1,915	89,509
	Borregaard ASA	5,500	110,684
#	Bouvet ASA	23,439	141,618
Ω	Elmera Group ASA	23,591	98,505
	Elopak ASA	24,411	126,871
Ω	Europris ASA	44,317	407,136
Ω	Kid ASA	9,010	116,595
	Kitron ASA	55,251	474,903
	Medistim ASA	4,290	99,684
Ω	Multiconsult ASA	5,352	94,493
	Norbit ASA	3,975	76,399
	Odfjell Technology Ltd.	4,019	24,540
*	OKEA ASA	6,412	15,631

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Okeanis Eco Tankers Corp.	2,766	$111,546
	Rana Gruber ASA	4,523	36,485
	SATS ASA	28,004	116,719
*Ω	Scatec ASA	14,915	178,182
#	Zalaris ASA	1,212	11,265
TOTAL NORWAY			2,871,530
PORTUGAL — (0.3%)
#	Altri SGPS SA	10,964	56,256
	Banco Comercial Portugues SA, Class R	5,227	5,658
	CTT-Correios de Portugal SA	25,964	208,895
	Galp Energia SGPS SA	25,488	507,151
#	Mota-Engil SGPS SA	27,718	146,397
#	Navigator Co. SA	21,247	80,425
TOTAL PORTUGAL			1,004,782
SINGAPORE — (1.0%)
	Aztech Global Ltd.	45,500	23,588
	Boustead Singapore Ltd.	26,000	39,922
	BRC Asia Ltd.	7,800	25,670
	Delfi Ltd.	68,200	47,825
	DFI Retail Group Holdings Ltd.	65,600	270,116
	First Resources Ltd.	83,400	140,280
	Food Empire Holdings Ltd.	48,100	101,791
	Frencken Group Ltd.	61,200	80,479
	Hong Leong Asia Ltd.	16,400	44,264
	HRnetgroup Ltd.	67,400	39,442
	iFAST Corp. Ltd.	31,300	259,557
	LHN Ltd.	25,700	13,737
	Marco Polo Marine Ltd.	277,700	32,805
	Micro-Mechanics Holdings Ltd.	15,800	20,940
	Netlink NBN Trust	441,300	339,493
	Pan-United Corp. Ltd.	27,400	24,813
	Propnex Ltd.	98,100	169,011
	Q&M Dental Group Singapore Ltd.	87,720	35,572
	Raffles Medical Group Ltd.	223,700	175,129
*	Rex International Holding Ltd.	179,900	22,168
	Riverstone Holdings Ltd.	117,700	70,807
	SATS Ltd.	150,700	448,957
	Seatrium Ltd.	5,900	9,785
	Sheng Siong Group Ltd.	206,900	442,534
	StarHub Ltd.	158,800	142,038
		Shares	Value»
SINGAPORE — (Continued)
*	Thomson Medical Group Ltd.	402,800	$19,344
#	UMS Integration Ltd.	246,468	259,799
	UOB-Kay Hian Holdings Ltd.	25,800	63,959
	Valuetronics Holdings Ltd.	55,600	38,278
	Venture Corp. Ltd.	2,100	26,966
	Vicom Ltd.	33,700	43,793
TOTAL SINGAPORE			3,472,862
SPAIN — (2.5%)
	Acciona SA	3,386	727,705
	Audax Renovables SA	30,608	47,767
	Bankinter SA	11,878	202,757
	CIE Automotive SA	3,908	133,127
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	224,455
*	Distribuidora Internacional de Alimentacion SA	1,732	80,398
*	eDreams ODIGEO SA	9,822	40,639
*	Ence Energia y Celulosa SA	4,331	11,405
	Fluidra SA	7,215	209,872
Ω	Global Dominion Access SA	10,267	42,404
*	Grenergy Renovables SA	1,358	155,010
	Indra Sistemas SA	37,303	2,411,040
	Laboratorios Farmaceuticos Rovi SA	6,930	591,693
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	51,545	71,887
	Logista Integral SA	21,593	787,641
	Melia Hotels International SA	33,213	296,327
*	Nueva Expresion Textil SA	25,000	28,877
Ω	Prosegur Cash SA	118,184	89,822
	Prosegur Cia de Seguridad SA	7,242	24,107
	Renta 4 Banco SA	926	20,779
	Sacyr SA	206	968
	Sacyr SA SCYR SM	16,525	77,759
*	Solaria Energia y Medio Ambiente SA	7,600	167,620
*	Tecnicas Reunidas SA	10,270	388,869
	Tubacex SA	16,970	69,334
	Vidrala SA	6,315	659,749
	Viscofan SA	13,530	908,007
TOTAL SPAIN			8,470,018

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (2.2%)
	AddLife AB, Class B	12,797	$196,035
	Addnode Group AB	31,624	303,937
	AQ Group AB	15,000	330,165
Ω	Attendo AB	11,678	116,576
	Beijer Alma AB	8,618	256,106
	Bergman & Beving AB	3,825	118,999
	Betsson AB, Class B	5,880	69,041
	Bilia AB, Class A	17,266	244,648
	BioGaia AB, Class B	6,245	76,812
#*Ω	BoneSupport Holding AB	4,324	89,789
*Ω	Boozt AB	4,103	41,667
	Bufab AB	42,020	465,133
#	Cellavision AB	3,860	63,802
	Clas Ohlson AB, Class B	10,598	362,884
Ω	Coor Service Management Holding AB	13,674	81,115
	CTT Systems AB	968	17,757
*	Dynavox Group AB	12,425	121,555
	Electrolux Professional AB, Class B	55,121	379,806
#	Engcon AB	2,804	25,154
	Ework Group AB	2,192	23,433
	Hanza AB	1,050	16,407
	Hemnet Group AB	13,676	218,081
	Instalco AB	1,311	3,739
	INVISIO AB	8,775	256,771
	Lime Technologies AB	2,918	83,290
*	Medcap AB	3,367	185,824
	Micro Systemation AB, Class B	3,597	26,865
	MIPS AB	4,779	148,751
	Momentum Group AB	8,546	126,192
*	NCAB Group AB	37,830	196,670
	NCC AB, Class B	4,373	111,978
	Nederman Holding AB	4,197	67,784
	Nelly Group AB	2,351	35,385
	Nolato AB, Class B	12,225	79,898
	Note AB	2,797	52,028
	OEM International AB, Class B	20,968	299,465
	Proact IT Group AB	6,525	74,682
	RaySearch Laboratories AB	7,143	152,580
	Rusta AB	8,612	79,177
	Rvrc Holding AB	12,708	97,639
	Scandi Standard AB	3,558	43,152
Ω	Scandic Hotels Group AB	42,995	429,638
#	SkiStar AB	9,997	188,186
	Solid Forsakring AB	1,038	10,733
	Synsam AB	24,004	176,541
	Systemair AB	2,549	24,811
	TF Bank AB	6,142	118,488
	Troax Group AB	11,120	181,420
	Truecaller AB, Class B	46,868	81,156
		Shares	Value»
SWEDEN — (Continued)
	Vitec Software Group AB, Class B	8,760	$245,981
	Volati AB	3,354	35,853
TOTAL SWEDEN			7,233,579
SWITZERLAND — (8.1%)
	Accelleron Industries AG (ACLN SW)	23,434	2,244,672
	APG SGA SA	377	102,879
*	Aryzta AG	7,819	554,228
	Avolta AG	12,335	755,167
*	Basilea Pharmaceutica Ag Allschwil	1,679	117,597
	Belimo Holding AG	3,044	3,329,457
	Bossard Holding AG, Class A	1,719	337,824
	Burckhardt Compression Holding AG	999	690,655
	Burkhalter Holding AG	567	103,045
*	Cicor Technologies Ltd.	563	89,580
	Cie Financiere Tradition SA, Class BR	1,124	428,195
#	Coltene Holding AG	468	33,414
	Daetwyler Holding AG, Class BR	1,738	355,216
	dormakaba Holding AG	9,890	743,755
	Emmi AG	646	654,462
	Flughafen Zurich AG	217	67,396
	Georg Fischer AG	20,427	1,361,477
	Helvetia Baloise Holding AG	1,768	448,401
	Inficon Holding AG	5,830	922,600
	Interroll Holding AG	26	62,611
	Kardex Holding AG	2,288	804,319
*	LEM Holding SA	126	46,036
#	Logitech International SA (LOGI US)	11,331	972,653
Ω	Medacta Group SA	2,186	467,739
	Mobilezone Holding AG	14,625	266,689
#*	Orior AG	1,085	15,530
	SFS Group AG	1,729	253,842
	Siegfried Holding AG	14,370	1,766,960
#	SIG Group AG	7,165	110,867
	SKAN Group AG	1,832	138,485
	Softwareone Holding AG SWON SW	11,538	118,738
	Sonova Holding AG	2,635	721,155
#	Stadler Rail AG	1,352	34,638
	Sulzer AG	3,893	838,813
	Swissquote Group Holding SA	2,575	1,465,964
	Temenos AG	20,126	1,778,612

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
Ω	VAT Group AG	4,282	$2,769,025
	VZ Holding AG	4,613	904,199
	Ypsomed Holding AG	1,069	423,073
TOTAL SWITZERLAND			27,299,968
UNITED KINGDOM — (12.2%)
	4imprint Group PLC	7,740	433,646
	AG Barr PLC	8,921	77,845
Ω	Airtel Africa PLC	9,368	40,845
	AJ Bell PLC	81,220	515,824
Ω	Alfa Financial Software Holdings PLC	29,356	86,675
*	AO World PLC	44,960	66,578
#	Ashtead Technology Holdings PLC	16,300	90,431
	Atalaya Mining Copper SA	11,042	154,665
Ω	Autotrader Group PLC	59,866	441,301
	B&M European Value Retail SA	100,457	242,523
	Babcock International Group PLC	197,394	3,891,905
	Bloomsbury Publishing PLC	13,828	94,066
*	Burberry Group PLC	51,422	776,931
#	Bytes Technology Group PLC (BYIT LN)	63,833	294,354
	Chemring Group PLC	22,499	153,811
	Clarkson PLC	6,119	351,325
Ω	CMC Markets PLC	6,551	29,268
	Coats Group PLC	431,804	502,504
	Computacenter PLC	24,476	1,120,213
Ω	Convatec Group PLC	207,723	655,224
	Cranswick PLC	15,010	1,083,436
	CVS Group PLC	19,843	354,093
	Domino's Pizza Group PLC	38,703	96,572
	dotdigital group PLC	13,805	13,997
	Dr. Martens PLC	33,197	30,604
	Dunelm Group PLC	37,158	469,304
	Energean PLC	41,424	481,045
	Entain PLC	11,113	92,196
#*	Evoke PLC	29,607	10,094
	FDM Group Holdings PLC	26,704	59,053
	Firstgroup PLC	50,890	130,171
	Foresight Group Holdings Ltd.	7,357	42,644
*	Frontier Developments PLC	3,282	21,419
	Galliford Try Holdings PLC	15,138	108,663
	Games Workshop Group PLC	8,702	2,030,073
*	Gaming Realms PLC	34,011	18,569
		Shares	Value»
UNITED KINGDOM — (Continued)
	Gamma Communications PLC	23,390	$291,342
	Greencore Group PLC GNC LN	56,544	223,621
	Greggs PLC	27,873	613,294
	Harbour Energy PLC	21,824	69,901
	Hays PLC	24,031	15,627
*	Helios Towers PLC	83,931	199,166
	Hikma Pharmaceuticals PLC	16,196	339,733
	Hill & Smith PLC	23,052	704,400
	Hilton Food Group PLC	12,790	82,727
	Hochschild Mining PLC	52,640	475,052
	Hollywood Bowl Group PLC	42,980	152,727
	Howden Joinery Group PLC	123,221	1,411,609
	ICG PLC	3,019	75,123
	IG Group Holdings PLC	55,816	1,035,501
	IMI PLC	56,929	2,149,769
	Inchcape PLC	100,016	1,118,420
	IntegraFin Holdings PLC	50,715	244,145
	International Workplace Group PLC	220,696	748,190
	ITV PLC	227,711	253,885
	J D Wetherspoon PLC	24,584	225,439
#	James Halstead PLC	93,307	176,245
	Johnson Service Group PLC	84,067	162,587
	Kainos Group PLC	23,032	283,568
	Keller Group PLC	5,340	129,973
	Kier Group PLC	33,860	103,756
	Kitwave Group PLC	2,849	11,559
	Lion Finance Group PLC	1,989	274,799
	LSL Property Services PLC	13,847	50,318
Ω	Luceco PLC	32,411	69,884
	M&G PLC	668	2,832
	Man Group PLC	74,175	267,727
	McBride PLC	35,139	77,056
	Me Group International PLC	62,186	117,841
	Mitie Group PLC	393,366	899,261
	MONY Group PLC	143,431	366,140
	Morgan Advanced Materials PLC	24,962	78,179
	Morgan Sindall Group PLC	6,631	448,537

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mortgage Advice Bureau Holdings Ltd.	8,498	$90,967
	Next 15 Group PLC	4,456	21,478
	Nichols PLC	1,075	14,877
	Ninety One PLC	79,471	276,663
	Oxford Instruments PLC	3,855	133,400
	Pagegroup PLC	85,989	242,980
	Pan African Resources PLC	436,133	771,895
	PayPoint PLC	13,593	98,907
*	Pinewood Technologies Group PLC	11,571	74,775
	Plus500 Ltd.	27,850	1,603,087
	Polar Capital Holdings PLC	20,109	162,312
	QinetiQ Group PLC	84,863	584,656
	Record PLC	14,254	11,322
	Renew Holdings PLC	19,291	247,344
	Rightmove PLC	121,046	819,409
	Rotork PLC	221,063	1,072,764
	RS Group PLC	59,247	544,039
*	Saga PLC	8,904	63,483
	Serco Group PLC	185,303	760,842
	Softcat PLC	32,618	638,794
	Spirax Group PLC	6,543	651,973
	SSP Group PLC	178,241	446,287
	St. James's Place PLC	11,583	241,915
	SThree PLC	6,210	16,285
	Tatton Asset Management PLC	9,729	90,742
	Telecom Plus PLC	19,737	360,564
*Ω	Trainline PLC	42,264	118,446
*Ω	Trustpilot Group PLC	55,554	139,986
	Volex PLC	11,005	66,386
		Shares	Value»
UNITED KINGDOM — (Continued)
	Volution Group PLC	65,907	$576,827
	WAG Payment Solutions PLC	3,902	6,749
*Ω	Watches of Switzerland Group PLC	17,744	126,384
	WH Smith PLC	33,990	313,944
	Wickes Group PLC	71,296	222,293
	Wilmington PLC	4,671	19,084
	XPS Pensions Group PLC	28,217	134,264
#	YouGov PLC	3,542	11,609
TOTAL UNITED KINGDOM			40,789,532
UNITED STATES — (0.2%)
	Qiagen NV	595	31,934
*	Sunococorp LLC	10,480	561,926
TOTAL UNITED STATES			593,860
TOTAL COMMON STOCKS			309,467,403
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
#	FUCHS SE, 3.204%	16,206	700,534
TOTAL INVESTMENT SECURITIES (Cost $215,248,936)			310,167,937

			Value†
SECURITIES LENDING COLLATERAL — (7.4%)
@§	The DFA Short Term Investment Fund	2,141,127	24,766,415
TOTAL INVESTMENTS — (100.0%)
(Cost $240,015,210)^^			$334,934,352
As of January 31, 2026, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1	03/20/26	$341,677	$348,287	$6,610
Total Futures Contracts			$341,677	$348,287	$6,610

International Small Cap Growth Portfolio
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $14,233,836 or 4.2% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$285,815	$19,870,813	$35,282	$20,191,910
Austria	—	5,227,553	—	5,227,553
Belgium	—	4,848,252	—	4,848,252
Canada	41,734,496	15,239	—	41,749,735
Denmark	—	7,112,241	—	7,112,241
Finland	—	8,657,090	—	8,657,090
France	—	15,955,061	—	15,955,061
Germany	—	19,001,603	—	19,001,603
Hong Kong	—	5,139,857	—	5,139,857
Ireland	—	906,811	—	906,811
Israel	255,282	2,944,642	—	3,199,924
Italy	—	14,546,156	—	14,546,156
Japan	8,901	63,994,505	—	64,003,406
Netherlands	355,071	5,920,926	—	6,275,997
New Zealand	—	915,676	—	915,676
Norway	—	2,871,530	—	2,871,530
Portugal	—	1,004,782	—	1,004,782
Singapore	—	3,472,862	—	3,472,862
Spain	968	8,469,050	—	8,470,018
Sweden	—	7,233,579	—	7,233,579
Switzerland	972,653	26,327,315	—	27,299,968
United Kingdom	—	40,789,532	—	40,789,532
United States	593,860	—	—	593,860
Preferred Stocks
Germany	—	700,534	—	700,534
Securities Lending Collateral	—	24,766,415	—	24,766,415
Total Investments in Securities	$44,207,046	$290,692,024	$35,282˂˃	$334,934,352
Financial Instruments
Assets
Futures Contracts**	6,610	—	—	6,610
Total Financial Instruments	$6,610	—	—	$6,610
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.2%)
Federal Home Loan Banks
	5.750%, 06/12/26		150	$151,115
	3.000%, 09/11/26		1,200	1,195,253
	3.250%, 06/09/28		2,350	2,333,677
	3.250%, 11/16/28		3,960	3,933,063
	2.125%, 09/14/29		945	891,952
	2.125%, 12/14/29		1,000	942,983
	5.500%, 07/15/36		3,295	3,599,897
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,500	2,761,073
	6.750%, 03/15/31		3,815	4,327,675
#	6.250%, 07/15/32		4,239	4,770,305
Federal National Mortgage Association
	2.125%, 04/24/26		3,000	2,988,864
	1.875%, 09/24/26		2,090	2,066,470
	0.750%, 10/08/27		1,320	1,260,309
#	6.250%, 05/15/29		4,330	4,679,668
	7.125%, 01/15/30		3,583	4,027,424
#	7.250%, 05/15/30		3,316	3,770,406
	0.875%, 08/05/30		10,650	9,393,557
	6.625%, 11/15/30		4,400	4,935,580
TOTAL AGENCY OBLIGATIONS				58,029,271
BONDS — (48.7%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	151,954
Ω	2.500%, 02/10/41		1,132	777,292
ABN AMRO Bank NV, 3M Euribor + 0.600%, FRN
(r)	2.616%, 01/15/27	EUR	2,600	3,092,973
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		308	251,713
Aetna, Inc.
	6.750%, 12/15/37		730	802,786
	4.500%, 05/15/42		200	171,789
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		800	763,200
Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	600	712,750
Ahold Finance USA LLC
	6.875%, 05/01/29		40	43,291
Aker BP ASA
Ω	5.125%, 10/01/34		200	196,642
Allstate Corp.
	4.500%, 06/15/43		2,000	1,740,281
			Face Amount^	Value†
			(000)

	Ally Financial, Inc.
	8.000%, 11/01/31		200	$226,780
	Alphabet, Inc.
	1.900%, 08/15/40		1,400	942,314
	Amazon.com, Inc.
	1.500%, 06/03/30		4,000	3,602,424
	2.875%, 05/12/41		3,200	2,412,950
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	116,535
	American Express Co.
	4.050%, 12/03/42		1,200	1,029,739
	American Honda Finance Corp.
	4.900%, 01/10/34		1,000	1,003,006
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	4.375%, 07/09/27		1,000	1,003,877
	American Tower Corp.
	2.300%, 09/15/31		500	445,179
#	4.050%, 03/15/32		625	608,890
	Ameriprise Financial, Inc.
#	4.500%, 05/13/32		200	201,556
	Aon Corp.
	3.750%, 05/02/29		1,000	989,954
	APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		1,000	994,682
	ArcelorMittal SA
	3.250%, 09/30/30	EUR	1,100	1,306,519
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	397,725
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	893,509
	5.950%, 10/15/33		3,000	3,164,912
	Asian Development Bank, SONIA + 1.000%, FRN
(r)	4.838%, 05/23/29	GBP	5,000	6,995,458
	AT&T, Inc.
	2.750%, 06/01/31		306	281,403
	3.500%, 06/01/41		1,705	1,340,001
	Australia & New Zealand Banking Group Ltd.
	4.950%, 02/05/29	AUD	5,000	3,491,883
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.700%, FRN
(r)	4.422%, 06/18/27	AUD	1,000	698,822
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.960%, FRN
(r)	4.605%, 02/05/29	AUD	1,000	704,344

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.297%, 06/18/28		265	$266,143
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.468%, 01/18/27		500	502,584
Autodesk, Inc.
	3.500%, 06/15/27		315	313,022
Avnet, Inc.
	3.000%, 05/15/31		1,500	1,362,404
	5.500%, 06/01/32		120	122,369
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		30	29,709
Banco Bilbao Vizcaya Argentaria SA
	3.125%, 07/15/30	EUR	300	357,960
Bank of America Corp.
	5.875%, 02/07/42		2,075	2,203,742
Bank of Nova Scotia
	2.150%, 08/01/31		2,200	1,960,002
	2.450%, 02/02/32		275	246,023
Best Buy Co., Inc.
	1.950%, 10/01/30		300	269,836
Blackrock, Inc.
	3.250%, 04/30/29		1,400	1,372,284
	2.400%, 04/30/30		133	124,498
	1.900%, 01/28/31		160	143,886
	2.100%, 02/25/32		500	441,902
Blue Owl Finance LLC
#	6.250%, 04/18/34		200	206,106
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	980,943
Boston Properties LP
	2.550%, 04/01/32		1,000	874,265
	5.750%, 01/15/35		400	409,353
BPCE SA
	3.125%, 09/05/30	EUR	1,200	1,429,796
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,200	1,220,885
British Telecommunications PLC
Ω	3.250%, 11/08/29		1,000	962,623
Broadcom, Inc.
	3.419%, 04/15/33		767	708,732
Ω	3.137%, 11/15/35		483	415,352
Ω	3.187%, 11/15/36		41	34,746
Ω	4.926%, 05/15/37		436	429,358
	3.500%, 02/15/41		1,400	1,136,791
Brookfield Finance, Inc.
	6.350%, 01/05/34		2,130	2,304,213
Brunswick Corp.
	4.400%, 09/15/32		200	192,981
			Face Amount^	Value†
			(000)

	Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	1,000	$1,101,810
	3.125%, 03/01/30	EUR	6,400	7,734,779
	2.875%, 05/25/30	EUR	5,500	6,582,451
	Canadian Imperial Bank of Commerce
#	3.600%, 04/07/32		2,000	1,907,330
	Carrier Global Corp.
	3.377%, 04/05/40		1,000	805,266
	CenterPoint Energy Resources Corp.
	5.850%, 01/15/41		442	459,191
	Choice Hotels International, Inc.
	3.700%, 12/01/29		520	507,506
	Chubb INA Holdings LLC
	6.000%, 05/11/37		1,000	1,084,653
	Cisco Systems, Inc.
	5.900%, 02/15/39		200	215,139
	Citigroup, Inc.
	8.125%, 07/15/39		1,167	1,483,974
	5.875%, 01/30/42		400	420,262
	CNO Financial Group, Inc.
	5.250%, 05/30/29		700	712,478
	6.450%, 06/15/34		1,000	1,056,923
	Comcast Corp.
	7.050%, 03/15/33		400	456,300
	3.900%, 03/01/38		310	268,984
	4.600%, 10/15/38		1,225	1,132,445
	6.550%, 07/01/39		1,000	1,092,974
#	3.250%, 11/01/39		400	312,063
	3.750%, 04/01/40		3,173	2,607,197
	4.650%, 07/15/42		400	352,270
	Conagra Brands, Inc.
	5.300%, 11/01/38		300	283,330
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		200	229,236
	4.200%, 03/15/42		1,000	853,939
	Constellation Energy Generation LLC
	5.750%, 10/01/41		500	510,595
	Cooperatieve Rabobank UA, 3M Swap + 0.750%, FRN
(r)	4.406%, 05/26/28	AUD	3,000	2,100,833
	Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	4.686%, 02/26/29	AUD	1,500	1,057,258
	Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	4.419%, 03/05/27		500	502,522
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	278,622

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Ω	8.375%, 03/01/39		1,500	$1,736,157
Ω	4.700%, 12/15/42		300	239,944
Ω	4.500%, 06/30/43		1,900	1,473,495
Crown Castle, Inc.
	2.900%, 04/01/41		1,050	765,867
CSX Corp.
	4.100%, 03/15/44		200	168,280
Cummins, Inc.
	4.875%, 10/01/43		1,180	1,122,997
CVS Health Corp.
	4.780%, 03/25/38		500	469,305
	6.125%, 09/15/39		1,900	1,972,980
	4.125%, 04/01/40		85	72,345
	5.300%, 12/05/43		400	370,993
	6.000%, 06/01/44		500	501,211
DCP Midstream Operating LP
	5.600%, 04/01/44		50	48,320
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		300	276,475
Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	700	780,685
Dollar Tree, Inc.
	4.200%, 05/15/28		400	400,447
Dow Chemical Co.
#	6.300%, 03/15/33		1,200	1,273,782
	5.250%, 11/15/41		1,450	1,307,229
	4.625%, 10/01/44		200	160,770
E.ON International Finance BV
Ω	6.650%, 04/30/38		1,000	1,115,593
Eastman Chemical Co.
	4.800%, 09/01/42		2,500	2,229,614
Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,494,179
eBay, Inc.
	4.000%, 07/15/42		500	413,288
Elevance Health, Inc.
	5.850%, 01/15/36		200	210,799
	6.375%, 06/15/37		400	435,604
	4.625%, 05/15/42		1,000	893,910
	4.650%, 01/15/43		2,066	1,839,659
	5.100%, 01/15/44		200	187,010
Enbridge Energy Partners LP
	5.500%, 09/15/40		1,071	1,065,434
Enel Finance International NV
Ω	6.000%, 10/07/39		1,950	2,037,011
Enterprise Products Operating LLC
	7.550%, 04/15/38		200	240,481
	6.125%, 10/15/39		400	429,590
	5.950%, 02/01/41		1,800	1,881,684
	5.700%, 02/15/42		400	406,206
	4.850%, 08/15/42		444	411,222
Equinix, Inc.
	2.500%, 05/15/31		500	453,122
			Face Amount^	Value†
			(000)

	Eurogrid GmbH
	3.722%, 04/27/30	EUR	200	$243,859
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	4.086%, 02/16/29		184	183,839
	European Investment Bank
Δ	0.000%, 09/09/30	EUR	1,500	1,589,884
	European Investment Bank, SONIA + 0.340%, FRN
(r)	4.129%, 03/12/26	GBP	680	930,683
	Expedia Group, Inc.
	3.250%, 02/15/30		1,200	1,152,159
	Extra Space Storage LP
	2.350%, 03/15/32		900	786,762
	Fairfax Financial Holdings Ltd.
	6.000%, 12/07/33		1,400	1,484,133
	FedEx Corp.
	4.900%, 01/15/34		672	675,709
	3.250%, 05/15/41		450	346,546
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	667,992
	2.450%, 03/15/31		500	447,178
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		61	45,037
	First American Financial Corp.
	2.400%, 08/15/31		300	262,717
	Flex Ltd.
	4.875%, 06/15/29		700	710,737
	Flowserve Corp.
	2.800%, 01/15/32		900	808,277
	FMR LLC
Ω	4.950%, 02/01/33		250	251,278
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		1,560	1,506,111
	Fox Corp.
	5.476%, 01/25/39		1,000	997,053
	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	2,928,846
	French Republic Government Bonds OAT
	2.500%, 05/25/30	EUR	3,500	4,135,427
	GATX Corp.
	3.500%, 06/01/32		850	794,131
	General Motors Co.
	6.250%, 10/02/43		1,000	1,020,143
	General Motors Financial Co., Inc.
	6.400%, 01/09/33		400	431,261

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	5.450%, 09/06/34		200	$203,124
	5.900%, 01/07/35		400	416,553
	Global Payments, Inc.
	4.450%, 06/01/28		787	790,491
	Halliburton Co.
	6.700%, 09/15/38		795	888,410
	7.450%, 09/15/39		1,000	1,182,002
	Hasbro, Inc.
	6.350%, 03/15/40		2,200	2,305,156
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		500	454,343
Ω	5.450%, 06/15/34		400	407,758
	Home Depot, Inc.
	3.300%, 04/15/40		3,600	2,935,965
	5.950%, 04/01/41		800	856,999
	Host Hotels & Resorts LP
	5.700%, 07/01/34		1,000	1,032,009
	5.500%, 04/15/35		200	202,708
	HP, Inc.
#	6.000%, 09/15/41		1,150	1,145,714
	HSBC Holdings PLC
	6.100%, 01/14/42		1,900	2,041,165
	Humana, Inc.
	4.950%, 10/01/44		2,000	1,722,987
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44		1,500	1,443,862
	IHG Finance LLC
	3.375%, 09/10/30	EUR	1,200	1,433,177
	Illinois Tool Works, Inc.
	3.900%, 09/01/42		200	169,299
	ING Groep NV
	4.050%, 04/09/29		200	199,568
	Intel Corp.
	4.600%, 03/25/40		300	269,259
	2.800%, 08/12/41		2,300	1,625,212
	4.800%, 10/01/41		130	116,676
	5.625%, 02/10/43		2,400	2,341,610
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	3.860%, 09/16/26		750	750,030
	Inter-American Development Bank, SOFR + 0.300%, FRN
(r)	4.102%, 02/15/29		1,100	1,100,077
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.030%, 10/04/27		5,000	5,007,414
(r)	4.030%, 10/05/28		1,200	1,200,945
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		4,750	3,503,980
			Face Amount^	Value†
			(000)

	International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	3.963%, 06/15/27		3,200	$3,201,687
	International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r)	4.220%, 08/19/27		1,123	1,127,964
	International Business Machines Corp.
	1.950%, 05/15/30		1,600	1,459,388
	4.000%, 06/20/42		400	335,170
	International Development Association
	2.500%, 05/28/30	EUR	120	142,040
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	870,894
	2.700%, 01/15/34		1,000	845,373
	Jabil, Inc.
	3.600%, 01/15/30		750	726,120
	Jackson Financial, Inc.
	3.125%, 11/23/31		235	213,863
	Japan Government Five Year Bonds
	0.400%, 09/20/28	JPY	292,000	1,842,528
	Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	400,000	2,504,213
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		350	311,579
	2.750%, 10/15/32		2,120	1,852,544
	6.200%, 04/14/34		2,000	2,103,320
	JPMorgan Chase & Co.
	5.500%, 10/15/40		1,600	1,662,300
	Kemper Corp.
	3.800%, 02/23/32		330	305,186
	Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	2,065,773
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	110,192
	5.000%, 08/15/42		3,700	3,430,489
	5.000%, 03/01/43		400	366,683
	5.500%, 03/01/44		500	483,377
	5.400%, 09/01/44		150	143,378
	KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43		500	485,822
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	300	359,005
	Kraft Heinz Foods Co.
	6.875%, 01/26/39		500	558,048
	4.625%, 10/01/39		1,700	1,535,417

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	5.000%, 06/04/42		300	$273,614
	Kroger Co.
	7.500%, 04/01/31		424	482,885
	Legg Mason, Inc.
	4.750%, 03/15/26		28	28,028
	Lincoln National Corp.
	3.400%, 01/15/31		373	354,066
	3.400%, 03/01/32		268	247,924
	7.000%, 06/15/40		1,144	1,280,416
	LPL Holdings, Inc.
	5.650%, 03/15/35		600	611,423
	LSEG Finance PLC
Ω	3.200%, 04/06/41		2,513	1,938,753
	LYB International Finance BV
	5.250%, 07/15/43		280	241,191
	LYB International Finance III LLC
	3.375%, 10/01/40		940	677,621
	Macquarie Bank Ltd., 3M Euribor + 0.440%, FRN
(r)	2.497%, 12/18/26	EUR	195	231,601
	Marathon Petroleum Corp.
	6.500%, 03/01/41		2,712	2,899,944
	Mars, Inc.
Ω	3.875%, 04/01/39		400	350,963
	Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		574	515,161
	4.750%, 03/15/39		500	478,343
	5.350%, 11/15/44		266	260,232
	Mastercard, Inc.
	4.350%, 01/15/32		1,000	1,005,082
	MetLife, Inc.
	5.700%, 06/15/35		1,000	1,064,781
	5.875%, 02/06/41		500	522,859
	Micron Technology, Inc.
	4.663%, 02/15/30		100	100,961
	3.366%, 11/01/41		2,950	2,282,975
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		2,500	2,274,887
	Morgan Stanley
	6.375%, 07/24/42		500	553,932
	Mosaic Co.
	5.625%, 11/15/43		485	467,711
	Motorola Solutions, Inc.
	4.600%, 05/23/29		400	404,828
	MPLX LP
	4.500%, 04/15/38		1,000	911,023
	National Australia Bank Ltd., 3M Swap + 0.700%, FRN
(r)	4.345%, 05/10/27	AUD	720	503,343
	National Australia Bank Ltd., 3M Swap + 1.030%, FRN
(r)	4.683%, 11/16/28	AUD	1,500	1,056,663
			Face Amount^	Value†
			(000)

	National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r)	4.850%, 11/25/27	AUD	2,500	$1,762,358
	National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.257%, 10/26/27		1,200	1,205,462
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	143,918
	NetApp, Inc.
	2.700%, 06/22/30		300	279,502
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	32,300	19,930,521
	New Zealand Local Government Funding Agency Bonds
	4.500%, 05/15/30	NZD	2,400	1,470,885
	Newmont Corp.
	5.450%, 06/09/44		200	198,711
	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		400	409,706
	NIKE, Inc.
	2.850%, 03/27/30		6,550	6,250,122
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	370,544
	Nucor Corp.
	6.400%, 12/01/37		1,750	1,962,747
	Nykredit Realkredit AS
	3.625%, 07/24/30	EUR	700	845,866
	OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	200	236,450
	OP Corporate Bank PLC, 3M Euribor + 0.400%, FRN
(r)	2.418%, 03/28/27	EUR	379	450,146
	Oracle Corp.
	3.600%, 04/01/40		1,000	738,594
	5.375%, 07/15/40		500	450,572
	3.650%, 03/25/41		1,500	1,094,552
	Orsted AS
	1.500%, 11/26/29	EUR	300	334,666
	P3 Group SARL
	4.625%, 02/13/30	EUR	1,300	1,614,858
	Phillips 66
	5.875%, 05/01/42		800	805,783
	4.875%, 11/15/44		1,200	1,059,277
	Plains All American Pipeline LP/PAA Finance Corp.
	4.300%, 01/31/43		1,500	1,241,303
	4.700%, 06/15/44		1,000	856,992

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Primerica, Inc.
	2.800%, 11/19/31		1,700	$1,545,436
	Principal Financial Group, Inc.
	6.050%, 10/15/36		1,000	1,084,785
	Prologis LP
	5.125%, 01/15/34		800	817,940
	Province of Quebec
	7.500%, 09/15/29		500	561,432
	Prudential Funding Asia PLC
	3.625%, 03/24/32		2,200	2,102,783
	Public Storage Operating Co.
	5.100%, 08/01/33		1,600	1,652,208
	PulteGroup, Inc.
	6.000%, 02/15/35		1,500	1,606,550
	Quanta Services, Inc.
	2.900%, 10/01/30		1,147	1,075,193
	RCI Banque SA
	3.875%, 09/30/30	EUR	2,500	3,039,248
	Realty Income Corp.
	2.850%, 12/15/32		366	328,538
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,300	1,233,498
	RELX Capital, Inc.
#	4.750%, 05/20/32		133	134,907
	Rogers Communications, Inc.
	7.500%, 08/15/38		300	345,866
	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	882,236
	Royalty Pharma PLC
	2.200%, 09/02/30		1,800	1,637,349
	3.300%, 09/02/40		1,925	1,495,927
	Santander Holdings USA, Inc.
	4.400%, 07/13/27		200	200,795
	Schlumberger Holdings Corp.
Ω	2.650%, 06/26/30		439	413,723
#Ω	4.850%, 05/15/33		1,000	1,003,713
	Sherwin-Williams Co.
#	2.950%, 08/15/29		100	96,187
	Simon Property Group LP
	2.200%, 02/01/31		1,000	904,493
	2.250%, 01/15/32		2,366	2,090,036
	6.750%, 02/01/40		200	229,089
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,791,590
	Southwest Gas Corp.
	2.200%, 06/15/30		500	456,712
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40		600	580,813
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	118,497
			Face Amount^	Value†
			(000)

	Sumitomo Mitsui Financial Group, Inc.
#	3.784%, 03/09/26		600	$600,125
	1.546%, 06/15/26	EUR	100	118,215
	3.040%, 07/16/29		800	770,284
	2.130%, 07/08/30		1,160	1,057,115
	2.222%, 09/17/31		250	222,031
	Tapestry, Inc.
	5.500%, 03/11/35		500	510,057
	Target Corp.
	4.000%, 07/01/42		600	507,299
	Telefonica Emisiones SA
	7.045%, 06/20/36		700	781,881
	Telefonica Europe BV
	8.250%, 09/15/30		975	1,116,397
	Texas Instruments, Inc.
#	4.900%, 03/14/33		1,500	1,546,396
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,000	893,541
	Toronto-Dominion Bank
	4.456%, 06/08/32		750	749,553
	Travelers Cos., Inc.
	5.350%, 11/01/40		1,000	1,012,344
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41		2,000	1,791,672
	UBS AG
	5.808%, 11/24/28	AUD	1,500	1,069,145
	UDR, Inc.
	2.100%, 06/15/33		1,000	828,006
	Union Pacific Corp.
	3.550%, 08/15/39		200	170,287
	3.200%, 05/20/41		2,500	1,960,347
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.447%, 04/16/27	AUD	1,300	908,252
	United Parcel Service, Inc.
	4.875%, 11/15/40		2,000	1,928,714
	Valero Energy Corp.
	6.625%, 06/15/37		450	496,378
	VeriSign, Inc.
	2.700%, 06/15/31		1,000	909,861
	Verizon Communications, Inc.
	4.016%, 12/03/29		151	150,118
	2.355%, 03/15/32		238	209,824
	4.812%, 03/15/39		1,390	1,316,771
	3.400%, 03/22/41		1,400	1,090,938
	3.850%, 11/01/42		510	407,825
	Visa, Inc.
	2.050%, 04/15/30		1,000	927,354
	2.700%, 04/15/40		3,000	2,298,641
	Vodafone Group PLC
	6.250%, 11/30/32		533	581,814
	Volkswagen Group of America Finance LLC
Ω	5.800%, 03/27/35		300	310,314

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Vonovia SE
1.000%, 07/09/30	EUR	600	$651,951
Walmart, Inc.
5.625%, 04/01/40		4,000	4,262,021
Walt Disney Co.
3.500%, 05/13/40		140	116,574
Welltower OP LLC
2.750%, 01/15/31		2,000	1,860,491
Westlake Corp.
3.375%, 06/15/30		100	95,799
Westpac Banking Corp., SOFR + 0.420%, FRN
(r) 4.078%, 04/16/26		300	300,186
Westpac Banking Corp., SOFR + 0.820%, FRN
(r) 4.488%, 07/01/30		2,500	2,524,365
Williams Cos., Inc.
6.300%, 04/15/40		200	215,387
WP Carey, Inc.
2.450%, 02/01/32		1,000	883,918
TOTAL BONDS			346,080,747
U.S. TREASURY OBLIGATIONS — (41.0%)
U.S. Treasury Bonds
6.000%, 02/15/26		6,500	6,504,989
6.250%, 05/15/30		3,800	4,172,430
1.125%, 05/15/40		7,600	4,801,953
4.375%, 05/15/40		1,500	1,468,242
1.125%, 08/15/40		8,800	5,504,469
3.875%, 08/15/40		2,800	2,583,547
1.375%, 11/15/40		9,000	5,821,875
1.875%, 02/15/41		8,300	5,778,227
2.250%, 05/15/41		7,500	5,498,437
1.750%, 08/15/41		8,300	5,582,074
2.000%, 11/15/41		7,900	5,495,438
2.375%, 02/15/42		2,800	2,053,734
2.750%, 08/15/42		7,600	5,851,406
2.750%, 11/15/42		6,500	4,978,340
3.125%, 02/15/43		6,700	5,405,277
2.875%, 05/15/43		6,400	4,954,500
3.625%, 08/15/43		2,000	1,721,797
3.625%, 02/15/44		6,800	5,824,359
3.375%, 05/15/44		5,500	4,530,195
3.125%, 08/15/44		7,000	5,529,727
4.125%, 08/15/44		3,000	2,743,359
3.000%, 11/15/44		7,100	5,477,816
2.500%, 02/15/45		7,000	4,943,750
4.750%, 02/15/45		1,500	1,486,055
3.000%, 05/15/45		6,500	4,986,211
2.875%, 08/15/45		2,500	1,870,703
U.S. Treasury Notes
0.750%, 05/31/26		7,000	6,933,555
2.625%, 02/15/29		1,000	971,641
2.375%, 03/31/29		3,000	2,888,203
2.375%, 05/15/29		4,600	4,420,313
3.250%, 06/30/29		2,500	2,467,676
3.500%, 01/31/30		600	595,195
3.750%, 05/31/30		3,000	2,999,414
		Face Amount^	Value†
		(000)

	4.000%, 07/31/30	5,500	$5,553,496
	4.125%, 08/31/30	2,500	2,535,742
	4.625%, 09/30/30	600	621,375
	0.875%, 11/15/30	3,000	2,620,078
	3.500%, 11/30/30	1,000	987,109
	4.375%, 11/30/30	3,500	3,588,184
	1.625%, 05/15/31	6,000	5,366,953
	1.250%, 08/15/31	5,200	4,522,172
	1.375%, 11/15/31	2,000	1,738,828
	4.125%, 11/30/31	5,300	5,357,762
	4.375%, 01/31/32	1,500	1,535,273
	1.875%, 02/15/32	3,000	2,668,828
	4.125%, 02/29/32	4,500	4,543,770
	2.875%, 05/15/32	5,000	4,698,242
	4.125%, 05/31/32	2,500	2,521,387
	4.000%, 06/30/32	2,500	2,503,613
	4.000%, 07/31/32	2,000	2,001,797
	2.750%, 08/15/32	3,500	3,251,309
	3.875%, 08/31/32	5,700	5,660,367
	3.875%, 09/30/32	2,800	2,779,109
	3.750%, 10/31/32	2,000	1,968,906
	4.125%, 11/15/32	4,000	4,026,719
	3.500%, 02/15/33	5,500	5,319,961
	3.375%, 05/15/33	4,000	3,828,125
	3.875%, 08/15/33	6,500	6,414,434
	4.500%, 11/15/33	5,500	5,646,953
	4.000%, 02/15/34	6,500	6,446,172
	4.625%, 02/15/35	3,000	3,094,453
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r)	3.711%, 01/31/27	9,000	9,003,336
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	3.763%, 04/30/26	8,600	8,601,992
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	3.773%, 04/30/27	8,500	8,510,656
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	3.795%, 07/31/26	8,500	8,504,772
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	3.818%, 10/31/26	9,000	9,009,309

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 3.772%, 07/31/27	9,000	$9,010,704
TOTAL U.S. TREASURY OBLIGATIONS		291,286,793
TOTAL INVESTMENT SECURITIES (Cost $706,075,026)		695,396,811

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	1,267,579	$14,662,084
TOTAL INVESTMENTS — (100.0%)
(Cost $720,737,052)^^			$710,058,895
As of January 31, 2026, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	5,468,446	USD	3,964,816	HSBC Bank	03/24/26	$59,745
USD	11,932,121	EUR	9,920,837	Australia and New Zealand Bank	04/30/26	124,933
Total Appreciation						$184,678
USD	5,291,541	EUR	4,495,950	Australia and New Zealand Bank	02/04/26	$(37,981)
USD	1,203,521	NZD	2,079,419	Citibank, N.A.	02/05/26	(48,590)
USD	2,350,629	NZD	4,133,356	Goldman Sachs Capital Markets L.P.	02/05/26	(138,250)
USD	10,206,612	EUR	8,721,140	Bank of New York Mellon	02/09/26	(133,888)
USD	13,003,738	AUD	19,451,837	Australia and New Zealand Bank	02/17/26	(541,242)
USD	8,005,209	NZD	13,917,146	State Street Bank and Trust	02/19/26	(379,298)
USD	7,815,971	GBP	5,819,686	Citibank, N.A.	02/25/26	(147,205)
USD	4,746,155	NZD	8,135,952	Australia and New Zealand Bank	03/13/26	(159,407)
USD	219,749	NZD	378,523	Citibank, N.A.	03/13/26	(8,481)
USD	4,266,534	NZD	7,431,929	Citibank, N.A.	03/16/26	(215,033)
USD	11,436,158	EUR	9,791,255	HSBC Bank	03/17/26	(192,886)
USD	3,969,975	CAD	5,468,446	Citibank, N.A.	03/24/26	(54,586)
USD	4,300,051	JPY	678,323,416	Societe Generale	03/27/26	(102,595)
Total (Depreciation)						$(2,159,442)
Total Appreciation (Depreciation)						$(1,974,764)
As of January 31, 2026, the value of Rule 144A securities amounted to $21,119,426 or 2.9% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$58,029,271	—	$58,029,271
Bonds	—	346,080,747	—	346,080,747

DFA Social Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$291,286,793	—	$291,286,793
Securities Lending Collateral	—	14,662,084	—	14,662,084
Total Investments in Securities	—	$710,058,895	—	$710,058,895
Financial Instruments
Assets
Forward Currency Contracts**	—	184,678	—	184,678
Liabilities
Forward Currency Contracts**	—	(2,159,442)	—	(2,159,442)
Total Financial Instruments	—	$(1,974,764)	—	$(1,974,764)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.7%)
U.S. Treasury Inflation-Indexed Bonds
3.375%, 04/15/32	74,267	$82,633,719
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/31	52,074	48,838,228
0.125%, 01/15/32	90,274	83,454,634
1.750%, 01/15/34	82,326	82,497,734
2.125%, 01/15/35	32,819	33,620,090
TOTAL U.S. TREASURY OBLIGATIONS		331,044,405

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.8%)
DFA Intermediate Government Fixed Income Portfolio	74,441,263	835,975,389
DFA Two-Year Global Fixed Income Portfolio	51,475,691	503,432,257
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,419,833,138)		1,339,407,646
TOTAL INVESTMENT SECURITIES (Cost $1,743,289,960)		1,670,452,051

TEMPORARY CASH INVESTMENTS — (0.5%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	9,059,770	9,059,770
TOTAL INVESTMENTS — (100.0%)
(Cost $1,752,349,730)^^			$1,679,511,821
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$331,044,405	—	$331,044,405
Affiliated Investment Companies	$1,339,407,646	—	—	1,339,407,646
Temporary Cash Investments	9,059,770	—	—	9,059,770
Total Investments in Securities	$1,348,467,416	$331,044,405	—	$1,679,511,821

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (6.8%)
#*	Charter Communications, Inc., Class A	60,976	$12,568,373
#*	Live Nation Entertainment, Inc.	92,122	13,399,145
	Match Group, Inc.	2,080	64,792
	Meta Platforms, Inc., Class A	405,625	290,630,312
*	Netflix, Inc.	822,597	68,678,624
	Omnicom Group, Inc.	66,817	5,147,582
#	T-Mobile U.S., Inc.	110,402	21,772,378
TOTAL COMMUNICATION SERVICES			412,261,206
CONSUMER DISCRETIONARY — (10.6%)
	Best Buy Co., Inc.	84,581	5,506,223
*	Burlington Stores, Inc.	54,747	16,197,447
*	Carnival Corp.	81,697	2,452,544
*	Carvana Co.	33,596	13,475,692
*	Chipotle Mexican Grill, Inc.	411,044	15,977,280
	Darden Restaurants, Inc.	108,581	21,645,622
	Dick's Sporting Goods, Inc.	21,953	4,434,506
	eBay, Inc.	286,383	26,123,857
	Expedia Group, Inc.	107,533	28,479,040
	General Motors Co.	587,216	49,326,144
#	Home Depot, Inc.	367,269	137,575,295
	Las Vegas Sands Corp.	294,296	15,518,228
*	Lululemon Athletica, Inc.	80,865	14,110,943
*	NVR, Inc.	788	6,016,955
	Ralph Lauren Corp.	502	177,412
#	Ross Stores, Inc.	301,391	56,857,412
	Royal Caribbean Cruises Ltd.	240,162	77,968,593
	Service Corp. International	2,262	181,933
	Tapestry, Inc.	100,489	12,753,059
	TJX Cos., Inc.	461,608	69,153,495
	Tractor Supply Co.	438,764	22,324,312
#*	Ulta Beauty, Inc.	43,317	28,041,693
	Williams-Sonoma, Inc.	101,786	20,830,505
TOTAL CONSUMER DISCRETIONARY			645,128,190
CONSUMER STAPLES — (7.6%)
#	Altria Group, Inc.	131,965	8,180,510
	Coca-Cola Co.	353,461	26,442,417
	Colgate-Palmolive Co.	404,197	36,494,947
	Shares	Value†
CONSUMER STAPLES — (Continued)
Costco Wholesale Corp.	142,229	$133,730,817
Hershey Co.	79,965	15,573,184
Kimberly-Clark Corp.	214,858	21,483,652
Kroger Co.	540,632	33,978,721
PepsiCo, Inc.	602,034	92,490,484
Procter & Gamble Co.	267,072	40,533,518
Sysco Corp.	386,499	32,407,941
Target Corp.	208,891	22,031,734
TOTAL CONSUMER STAPLES		463,347,925
ENERGY — (3.0%)
Cheniere Energy, Inc.	197,026	41,674,940
Chevron Corp.	177,963	31,481,655
ConocoPhillips	61,269	6,386,068
Devon Energy Corp.	166,390	6,690,542
Exxon Mobil Corp.	59,251	8,378,091
Marathon Petroleum Corp.	64,341	11,336,241
# Occidental Petroleum Corp.	256,924	11,661,780
Targa Resources Corp.	223,781	44,975,505
TechnipFMC PLC	3,722	207,390
Texas Pacific Land Corp.	12,180	4,243,025
Valero Energy Corp.	70,756	12,837,261
TOTAL ENERGY		179,872,498
FINANCIALS — (10.0%)
American Express Co.	112,761	39,711,041
Ameriprise Financial, Inc.	100,666	53,070,109
Aon PLC, Class A	67,323	23,538,814
* Corpay, Inc.	54,867	17,262,804
Equitable Holdings, Inc.	198,237	9,198,197
LPL Financial Holdings, Inc.	48,167	17,556,872
Marsh & McLennan Cos., Inc.	10,896	2,050,518
Mastercard, Inc., Class A	250,131	134,768,081
Moody's Corp.	59,653	30,754,701
Travelers Cos., Inc.	136,335	38,788,671
Visa, Inc., Class A	680,370	218,963,477
Willis Towers Watson PLC	55,871	17,737,366
TOTAL FINANCIALS		603,400,651

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (14.2%)
	AbbVie, Inc.	303,602	$67,706,282
*	Alnylam Pharmaceuticals, Inc.	4,451	1,504,705
	Amgen, Inc.	263,714	90,158,542
	Bristol-Myers Squibb Co.	922,129	50,763,201
	Cencora, Inc.	119,999	43,106,041
#*	DaVita, Inc.	19,244	2,104,139
*	Dexcom, Inc.	107	7,815
	Eli Lilly & Co.	251,312	260,648,241
	Gilead Sciences, Inc.	602,445	85,517,068
*	IDEXX Laboratories, Inc.	59,422	39,840,074
*	IQVIA Holdings, Inc.	53,831	12,389,205
	Johnson & Johnson	503,971	114,527,410
	Merck & Co., Inc.	409,642	45,171,223
*	Mettler-Toledo International, Inc.	4,116	5,652,256
*	Solventum Corp.	17,766	1,367,449
*	Waters Corp.	14,515	5,381,001
	Zoetis, Inc.	283,139	35,341,410
TOTAL HEALTH CARE			861,186,062
INDUSTRIALS — (15.4%)
	3M Co.	183,137	28,049,263
	Allegion PLC	18,034	2,982,643
	Automatic Data Processing, Inc.	149,795	36,972,402
	Booz Allen Hamilton Holding Corp.	8,209	725,840
	Broadridge Financial Solutions, Inc.	83,319	16,423,008
	Carlisle Cos., Inc.	3,043	1,037,328
	Caterpillar, Inc.	194,722	128,002,454
	CH Robinson Worldwide, Inc.	6,414	1,250,409
	Cintas Corp.	119,143	22,802,779
	Comfort Systems USA, Inc.	9,995	11,415,290
	CSX Corp.	692,788	26,159,675
	Delta Air Lines, Inc.	243,319	16,032,289
	EMCOR Group, Inc.	22,724	16,377,869
	Expeditors International of Washington, Inc.	54,335	8,722,941
	Fastenal Co.	224,776	9,746,287
	Ferguson Enterprises, Inc.	153,261	38,692,272
	FTAI Aviation Ltd.	921	250,807
	Honeywell International, Inc.	278,496	63,363,410
	Illinois Tool Works, Inc.	180,320	47,110,403
	Leidos Holdings, Inc.	2,249	423,442
	Lennox International, Inc.	14,729	7,292,033
		Shares	Value†
INDUSTRIALS — (Continued)
	Lincoln Electric Holdings, Inc.	3,718	$986,571
	Lockheed Martin Corp.	110,834	70,293,139
	Masco Corp.	10,403	687,534
	Paychex, Inc.	246,521	25,423,711
	Rollins, Inc.	195,359	12,374,039
	Trane Technologies PLC	68,384	28,760,943
	Union Pacific Corp.	305,139	71,738,179
*	United Airlines Holdings, Inc.	261,503	26,756,987
	United Parcel Service, Inc., Class B	297,991	31,652,604
	United Rentals, Inc.	51,289	40,111,075
	Veralto Corp.	84,494	8,363,216
	Verisk Analytics, Inc.	77,505	16,854,237
	Vertiv Holdings Co., Class A	259,773	48,364,537
	Waste Management, Inc.	144,918	32,206,576
	WW Grainger, Inc.	31,869	34,416,608
*	XPO, Inc.	10,214	1,512,796
TOTAL INDUSTRIALS			934,335,596
INFORMATION TECHNOLOGY — (28.9%)
*	Adobe, Inc.	141,394	41,463,791
	Apple, Inc.	1,389,207	360,471,432
	Applied Materials, Inc.	468	150,846
*	AppLovin Corp., Class A	90,952	43,030,301
*	Autodesk, Inc.	123,122	31,133,860
	CDW Corp.	99,547	12,581,745
*	Fortinet, Inc.	344,556	27,998,621
*	Gartner, Inc.	53,393	11,191,707
	Gen Digital, Inc.	123,754	2,968,858
*	GoDaddy, Inc., Class A	58,133	5,843,529
	International Business Machines Corp.	369,813	113,421,647
	Jabil, Inc.	58,088	13,777,893
	KLA Corp.	49,562	70,771,562
	Lam Research Corp.	452,417	105,621,273
	Microchip Technology, Inc.	17,831	1,353,730
	Microsoft Corp.	553,174	238,025,240
	Motorola Solutions, Inc.	93,427	37,608,105
	NetApp, Inc.	144,997	13,970,461
	NVIDIA Corp.	2,314,173	442,307,885
	NXP Semiconductors NV	30,549	6,908,351
	Oracle Corp.	647,660	106,591,883
	QUALCOMM, Inc.	374,004	56,695,266
	Texas Instruments, Inc.	5,687	1,225,833

U.S. High Relative Profitability Portfolio
CONTINUED
	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
Western Digital Corp.	39,593	$9,907,356
TOTAL INFORMATION TECHNOLOGY		1,755,021,175
MATERIALS — (0.7%)
Avery Dennison Corp.	18,907	3,507,438
Sherwin-Williams Co.	87,713	31,106,538
* Solstice Advanced Materials, Inc.	69,974	4,322,294
# Southern Copper Corp.	22,585	4,298,377
TOTAL MATERIALS		43,234,647
UTILITIES — (1.0%)
NRG Energy, Inc.	122,388	18,680,080
Vistra Corp.	257,259	40,736,963
TOTAL UTILITIES		59,417,043
TOTAL COMMON STOCKS Cost ($3,700,855,525)		5,957,204,993

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	62,222,160	$62,222,160
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	4,012,875	46,416,925
TOTAL INVESTMENTS — (100.0%)
(Cost $3,809,494,610)^^			$6,065,844,078
As of January 31, 2026, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	109	03/20/26	$37,939,436	$37,963,337	$23,901
Total Futures Contracts			$37,939,436	$37,963,337	$23,901
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$412,261,206	—	—	$412,261,206
Consumer Discretionary	645,128,190	—	—	645,128,190
Consumer Staples	463,347,925	—	—	463,347,925
Energy	179,872,498	—	—	179,872,498
Financials	603,400,651	—	—	603,400,651
Health Care	861,186,062	—	—	861,186,062
Industrials	934,335,596	—	—	934,335,596
Information Technology	1,755,021,175	—	—	1,755,021,175
Materials	43,234,647	—	—	43,234,647
Utilities	59,417,043	—	—	59,417,043
Temporary Cash Investments	62,222,160	—	—	62,222,160
Securities Lending Collateral	—	$46,416,925	—	46,416,925
Total Investments in Securities	$6,019,427,153	$46,416,925	—	$6,065,844,078

U.S. High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$23,901	—	—	$23,901
Total Financial Instruments	$23,901	—	—	$23,901
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.4%)
	ALS Ltd.	131,025	$2,234,168
	Aristocrat Leisure Ltd.	95,426	3,545,049
	BHP Group Ltd. (BHP AU)	172,250	5,932,695
#	BHP Group Ltd. (BHP LN), Class DI	166,810	5,756,551
#	BHP Group Ltd. (BHP US), Sponsored ADR	311,177	21,387,195
	Brambles Ltd.	418,805	6,500,985
*	Capricorn Metals Ltd.	42,233	395,572
	Cochlear Ltd.	4,195	781,920
	Coles Group Ltd.	374,620	5,534,951
	Computershare Ltd.	100,387	2,279,845
#	Eagers Automotive Ltd.	21,894	406,432
#	Endeavour Group Ltd.	298,180	766,009
	Evolution Mining Ltd.	558,796	5,366,245
	Fortescue Ltd.	430,147	6,228,901
*	Genesis Minerals Ltd.	137,811	680,509
	Insurance Australia Group Ltd.	368,986	1,945,346
	JB Hi-Fi Ltd.	45,491	2,562,987
	Lottery Corp. Ltd.	404,732	1,441,827
	Medibank Pvt Ltd.	791,084	2,538,322
	Netwealth Group Ltd.	35,013	593,254
	Northern Star Resources Ltd.	53,302	979,867
	Perseus Mining Ltd.	253,762	977,363
	Pro Medicus Ltd.	17,321	2,214,373
	Qantas Airways Ltd.	42,577	297,683
	Ramsay Health Care Ltd.	3,770	95,101
	REA Group Ltd.	17,630	2,318,060
#	Rio Tinto Ltd.	89,943	9,370,690
	SGH Ltd.	42,548	1,363,581
	Technology One Ltd.	75,294	1,314,542
	Telstra Group Ltd. (TLS AU)	1,018,886	3,461,456
	Wesfarmers Ltd.	209,238	12,070,225
	Whitehaven Coal Ltd.	68,643	419,385
	Woolworths Group Ltd.	231,167	4,960,932
#*	Xero Ltd.	17,550	1,143,756
#	Yancoal Australia Ltd.	135,682	543,116
TOTAL AUSTRALIA			118,408,893
AUSTRIA — (0.2%)
	Erste Group Bank AG	1,163	151,200
	OMV AG	35,452	2,106,123
	Verbund AG	11,094	814,028
TOTAL AUSTRIA			3,071,351
		Shares	Value»
BELGIUM — (0.9%)
	Anheuser-Busch InBev SA (ABI BB)	65,524	$4,716,614
	KBC Group NV	55,915	7,879,291
	UCB SA	13,565	4,133,601
TOTAL BELGIUM			16,729,506
CANADA — (9.4%)
	Agnico Eagle Mines Ltd. (AEM CN)	5,000	950,465
	Agnico Eagle Mines Ltd. (AEM US)	46,556	8,868,918
	Alamos Gold, Inc. (AGI CN), Class A	4,407	163,315
	Alamos Gold, Inc. (AGI US), Class A	10,040	370,476
	Alimentation Couche-Tard, Inc.	133,794	6,960,649
	ARC Resources Ltd.	229,806	4,264,824
	Barrick Mining Corp. (ABX CN)	23,279	1,064,066
	Barrick Mining Corp. (B US)	119,013	5,449,605
#	BCE, Inc. (BCE US)	16,155	417,768
	Canadian Imperial Bank of Commerce (CM US)	8,752	808,597
	Canadian National Railway Co. (CNI US)	28,125	2,706,188
	Canadian National Railway Co. (CNR CN)	57,954	5,575,144
	Canadian Natural Resources Ltd. (CNQ US)	351,301	13,071,910
	CCL Industries, Inc., Class B	37,629	2,267,716
*	Celestica, Inc. (CLS US)	31,246	8,779,814
	Cenovus Energy, Inc. (CVE US)	357,999	7,059,740
	CGI, Inc. (GIB US)	4,171	357,788
	CGI, Inc. (GIBA CN)	49,794	4,267,587
	Colliers International Group, Inc. (CIGI US)	1,866	255,082
	Constellation Software, Inc.	2,686	4,957,082
	Dollarama, Inc.	59,591	8,030,660
	Element Fleet Management Corp.	99,661	2,525,102

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Endeavour Mining PLC	45,100	$2,462,258
	FirstService Corp. (FSV US)	1,328	206,185
	George Weston Ltd.	45,402	3,166,620
#	Gildan Activewear, Inc. (GIL US)	24,107	1,566,473
	iA Financial Corp., Inc.	12,421	1,526,205
*	IAMGOLD Corp. (IAG US)	30,248	549,909
	Imperial Oil Ltd. (IMO US)	31,429	3,182,186
	Intact Financial Corp.	27,650	5,034,122
#	Keyera Corp.	47,277	1,600,957
	Kinross Gold Corp. (KGC US)	346,364	10,931,248
	Loblaw Cos. Ltd. L CN	78,128	3,515,516
	Lundin Gold, Inc.	18,950	1,420,641
	Lundin Mining Corp.	79	1,993
	Magna International, Inc. (MG CN)	43,120	2,204,372
	Magna International, Inc. (MGA US)	53,530	2,737,524
	Manulife Financial Corp. (MFC CN)	21,851	832,381
#	Manulife Financial Corp. (MFC US)	57,855	2,204,854
	Metro, Inc.	45,013	2,988,084
	Open Text Corp. (OTEX CN)	10,877	277,826
	Pan American Silver Corp. (PAAS US)	1,424	77,750
	RB Global, Inc. (RBA US)	16,123	1,831,089
	Restaurant Brands International, Inc. (QSR CN)	19,350	1,296,442
	Restaurant Brands International, Inc. (QSR US)	39,187	2,625,137
	Rogers Communications, Inc. (RCI US), Class B	19,233	727,200
#	Rogers Communications, Inc. (RCIB CN), Class B	130,937	4,942,652
	Stantec, Inc. (STN CN)	1,995	197,705
	Stantec, Inc. (STN US)	15,440	1,529,795
	Suncor Energy, Inc. (SU US)	239,146	12,667,564
	TFI International, Inc. (TFII US)	2,000	215,100
		Shares	Value»
CANADA — (Continued)
#	Thomson Reuters Corp. (TRI US)	7,259	$803,063
	Toromont Industries Ltd.	16,693	2,126,391
#	Tourmaline Oil Corp.	40,150	1,900,096
	Waste Connections, Inc. (WCN US)	22,078	3,700,273
	WSP Global, Inc.	17,913	3,462,886
TOTAL CANADA			173,684,993
DENMARK — (1.3%)
	Coloplast AS, Class B	3,727	317,708
	Novo Nordisk AS (NOVOB DC), Class B	364,085	21,619,083
	Pandora AS	36,743	2,974,112
TOTAL DENMARK			24,910,903
FINLAND — (0.9%)
	Kone OYJ, Class B	78,750	5,659,359
	Metso OYJ	152,746	2,986,297
	Nordea Bank Abp (NDA FH)	39,035	754,171
	Sampo OYJ, Class A	266,260	2,969,412
	Wartsila OYJ Abp	90,790	3,680,627
TOTAL FINLAND			16,049,866
FRANCE — (8.7%)
	Airbus SE	72,004	16,485,296
	Bouygues SA	53,988	2,918,256
	Bureau Veritas SA	121,130	3,899,456
	Cie de Saint-Gobain SA	14,298	1,411,291
	Eiffage SA	39,175	5,809,938
	Engie SA	304,345	9,086,648
	Eurofins Scientific SE	15,773	1,275,925
	Hermes International SCA	6,104	14,686,211
	L'Oreal SA	18,989	8,724,287
	LVMH Moet Hennessy Louis Vuitton SE	65,240	42,106,175
	Orange SA (ORA FP)	879,667	16,353,024
	Publicis Groupe SA (PUB FP)	11,644	1,163,797
	Safran SA	65,453	23,385,778
	Thales SA	16,027	4,906,275
	Vinci SA	56,087	8,064,447
TOTAL FRANCE			160,276,804
GERMANY — (7.3%)
	adidas AG	33,434	5,927,966
*	Aumovio SE	4,927	236,442
#	BASF SE	13,600	737,310
	Bayer AG	221,721	11,727,188
	Continental AG	26,439	2,080,465
	Deutsche Boerse AG	38,503	9,749,929

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Post AG	223,799	$12,516,736
	Deutsche Telekom AG (DTE GR)	636,665	21,365,365
	E.ON SE	469,189	9,951,421
	GEA Group AG	22,438	1,604,380
	Hannover Rueck SE	8,495	2,401,957
#	HOCHTIEF AG	2,891	1,212,325
	Infineon Technologies AG (IFX GR)	128,468	6,279,836
	Knorr-Bremse AG	21,432	2,495,439
#	MTU Aero Engines AG	9,805	4,359,056
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,632	2,201,269
#	Nemetschek SE	19,407	1,695,674
	Rheinmetall AG	13,047	27,644,587
*	Siemens Energy AG	42,989	7,324,467
Ω	Siemens Healthineers AG	24,941	1,244,892
*	Talanx AG	6,982	880,644
	Volkswagen AG	4,158	504,648
TOTAL GERMANY			134,141,996
HONG KONG — (1.6%)
	AIA Group Ltd.	338,000	3,899,666
	Cathay Pacific Airways Ltd.	238,000	373,164
	HKT Trust & HKT Ltd.	2,020,000	3,027,213
	Hong Kong Exchanges & Clearing Ltd.	229,237	12,638,082
	PRADA SpA	215,800	1,103,250
	SITC International Holdings Co. Ltd.	259,000	967,151
	Techtronic Industries Co. Ltd.	438,000	5,979,356
Ω	WH Group Ltd.	2,039,863	2,407,233
TOTAL HONG KONG			30,395,115
IRELAND — (0.3%)
	AIB Group PLC	149,539	1,671,567
	Kingspan Group PLC (KSP ID)	38,555	3,357,160
TOTAL IRELAND			5,028,727
ISRAEL — (1.0%)
	Bank Leumi Le-Israel BM	58,029	1,394,978
*	Bet Shemesh Engines Holdings 1997 Ltd.	625	157,852
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	1,399,406
	Cellcom Israel Ltd. (CEL IT)	4,248	50,442
		Shares	Value»
ISRAEL — (Continued)
	Clal Insurance Enterprises Holdings Ltd.	6,012	$437,235
	Delek Group Ltd.	3,056	860,015
	Electra Ltd.	6,620	229,603
*	Fattal Holdings 1998 Ltd.	2,058	423,365
	First International Bank of Israel Ltd.	7,956	675,479
	Formula Systems 1985 Ltd. (FORTY IT)	1,056	168,532
	Harel Insurance Investments & Financial Services Ltd.	1,152	52,841
	Hilan Ltd.	2,776	221,491
	Matrix IT Ltd.	6,755	303,195
	Menora Mivtachim Holdings Ltd.	7,524	966,797
	Mizrahi Tefahot Bank Ltd.	32,684	2,556,838
#	Next Vision Stabilized Systems Ltd.	10,203	920,322
	One Software Technologies Ltd.	4,103	117,948
	Partner Communications Co. Ltd.	13,467	163,640
	Paz Retail & Energy Ltd.	1,708	417,980
	Phoenix Financial Ltd.	47,121	2,287,143
	Shufersal Ltd.	37,120	479,406
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	23,641	802,101
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	116,283	3,962,925
TOTAL ISRAEL			19,049,534
ITALY — (1.9%)
	Banca Mediolanum SpA	58,170	1,364,564
	Enel SpA	1,636,772	18,083,953
	Ferrari NV (RACE IM)	1,191	397,253
	Ferrari NV (RACE US)	13,483	4,492,131
	FinecoBank Banca Fineco SpA	141,842	3,760,264
	Moncler SpA	39,460	2,299,085
Ω	Poste Italiane SpA	37,268	981,570
	Prysmian SpA	25,032	2,964,872
	Recordati Industria Chimica e Farmaceutica SpA	23,393	1,288,938
TOTAL ITALY			35,632,630

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»
JAPAN — (21.2%)
Advantest Corp.	132,000	$21,831,015
Aeon Co. Ltd.	402,300	5,502,497
Ajinomoto Co., Inc.	151,600	3,468,129
Asahi Intecc Co. Ltd.	33,200	553,449
Asics Corp.	141,400	3,403,876
Astellas Pharma, Inc.	463,400	6,445,841
Bandai Namco Holdings, Inc.	77,100	2,000,646
BayCurrent, Inc.	49,200	1,733,576
BIPROGY, Inc.	34,900	1,159,006
Bridgestone Corp.	173,800	3,912,978
Capcom Co. Ltd.	126,400	3,221,798
Chugai Pharmaceutical Co. Ltd.	138,300	7,899,791
Cosmo Energy Holdings Co. Ltd.	31,000	929,601
Cosmos Pharmaceutical Corp.	12,100	542,035
CyberAgent, Inc.	5,400	48,989
Daifuku Co. Ltd.	75,300	2,701,251
Daiichi Sankyo Co. Ltd.	118,300	2,167,210
Daikin Industries Ltd.	28,100	3,367,234
Daito Trust Construction Co. Ltd.	129,995	2,638,564
Daiwa House Industry Co. Ltd.	126,300	4,303,555
Dentsu Soken, Inc.	13,500	212,801
Disco Corp.	16,400	6,990,510
Ebara Corp.	153,500	4,647,187
Fast Retailing Co. Ltd.	31,800	12,132,744
Food & Life Cos. Ltd.	15,500	846,764
Fuji Electric Co. Ltd.	33,000	2,350,676
Fujikura Ltd.	66,600	8,370,749
Fujitsu Ltd.	287,500	7,988,412
GMO Payment Gateway, Inc.	8,660	500,166
Hitachi Construction Machinery Co. Ltd.	27,100	886,143
Hitachi Ltd. (6501 JP)	332,700	11,544,726
Hoya Corp.	63,300	10,618,943
IHI Corp.	185,500	4,291,762
Inpex Corp.	249,400	5,587,612
Internet Initiative Japan, Inc.	47,200	762,663
Isuzu Motors Ltd.	177,100	2,853,046
J Front Retailing Co. Ltd.	56,700	827,769
Japan Airlines Co. Ltd.	35,500	670,780
Japan Airport Terminal Co. Ltd.	15,500	485,359
Japan Exchange Group, Inc.	442,900	4,833,021
Kakaku.com, Inc.	20,400	278,423
Kao Corp.	23,900	956,059
		Shares	Value»
JAPAN — (Continued)
	Kawasaki Heavy Industries Ltd.	42,000	$3,506,000
	KDDI Corp.	763,000	12,882,474
	Kobe Bussan Co. Ltd.	43,400	1,060,673
	Kobe Steel Ltd.	98,300	1,415,009
	Komatsu Ltd.	155,100	5,936,482
	Konami Group Corp.	24,500	3,577,568
	Kurita Water Industries Ltd.	27,200	1,360,538
	Lasertec Corp.	14,300	3,285,245
	Marui Group Co. Ltd.	2,900	56,753
	Maruwa Co. Ltd.	1,300	399,694
	McDonald's Holdings Co. Japan Ltd.	28,400	1,231,523
	Minebea Mitsumi, Inc.	12,900	263,636
	Mitsubishi HC Capital, Inc.	364,550	3,181,405
	Mitsui Kinzoku Co. Ltd.	1,700	221,865
	MonotaRO Co. Ltd.	72,713	980,822
	MS&AD Insurance Group Holdings, Inc.	142,800	3,638,196
	NEC Corp.	2,000	67,799
	Nippon Express Holdings, Inc.	108,603	2,466,876
	Nippon Sanso Holdings Corp.	82,800	2,512,412
	Nissan Chemical Corp.	52,300	1,802,754
	Niterra Co. Ltd.	39,900	1,744,501
	Nitto Denko Corp.	147,600	3,280,164
	Nomura Research Institute Ltd.	77,000	2,342,370
	Olympus Corp.	233,700	2,791,431
	Open House Group Co. Ltd.	30,200	1,777,021
	Oracle Corp. Japan	13,175	891,487
	Organo Corp.	2,100	221,742
	Oriental Land Co. Ltd.	48,200	843,809
	Otsuka Corp.	63,800	1,264,930
	Pan Pacific International Holdings Corp.	757,000	4,481,848
	Persol Holdings Co. Ltd.	700,900	1,227,569
*	Rakuten Bank Ltd.	1,400	67,001
*	Rakuten Group, Inc.	225,441	1,351,679
	Recruit Holdings Co. Ltd.	254,900	13,426,542
	Resonac Holdings Corp.	45,200	2,624,988
	Ryohin Keikaku Co. Ltd.	126,200	2,517,033
	Sankyo Co. Ltd.	51,500	805,590
#	Sanrio Co. Ltd.	28,800	891,027
	Sanwa Holdings Corp.	92,100	2,086,185

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SCREEN Holdings Co. Ltd.	19,000	$2,419,707
	Seibu Holdings, Inc.	58,800	1,557,975
	Seven & i Holdings Co. Ltd.	451,800	6,470,046
	SG Holdings Co. Ltd.	72,800	700,830
*	Sharp Corp.	12,200	55,677
	Skylark Holdings Co. Ltd.	110,300	2,247,504
	SoftBank Corp.	6,266,000	8,517,117
	SoftBank Group Corp.	356,400	9,732,353
	Sony Group Corp. (6758 JP)	1,455,000	32,079,704
	Subaru Corp.	182,700	3,922,232
	Sugi Holdings Co. Ltd.	12,200	280,408
	Sumitomo Forestry Co. Ltd.	110,100	1,193,739
	Sundrug Co. Ltd.	24,600	655,050
	Suzuki Motor Corp.	156,800	2,137,979
	Sysmex Corp.	121,000	1,144,934
	TDK Corp. (6762 JP)	390,000	5,032,259
	TIS, Inc.	83,600	2,432,635
	Toei Animation Co. Ltd.	4,500	74,802
	Tokio Marine Holdings, Inc. (8766 JP)	264,300	9,851,131
	Tokyo Century Corp.	72,900	1,015,545
	Tokyo Electron Ltd.	80,300	21,396,645
	Tokyu Fudosan Holdings Corp.	15,700	145,374
	Toridoll Holdings Corp.	800	21,580
	Toyo Tire Corp.	29,000	781,542
#	Toyota Motor Corp. (TM US), Sponsored ADR	17,603	3,993,417
	Toyota Tsusho Corp.	92,100	3,354,210
*	Trend Micro, Inc. (4704 JP)	47,900	1,879,018
	Tsuruha Holdings, Inc.	28,520	454,459
	Unicharm Corp.	1,501	9,116
	USS Co. Ltd.	177,800	1,964,571
*	Visional, Inc.	300	16,533
	Yamazaki Baking Co. Ltd.	1,200	25,425
	Yokogawa Electric Corp.	52,800	1,760,292
	Yokohama Rubber Co. Ltd.	3,500	138,146
	Zensho Holdings Co. Ltd.	36,200	1,961,928
	ZOZO, Inc.	134,200	1,108,419
TOTAL JAPAN			391,484,299
NETHERLANDS — (4.4%)
	ASML Holding NV (ASML NA)	25,123	36,024,000
	Shares	Value»
NETHERLANDS — (Continued)
ASML Holding NV (ASML US)	20,824	$29,632,552
ASR Nederland NV	48,477	3,520,916
Koninklijke KPN NV	1,130,650	5,537,372
* Magnum Ice Cream Co. NV	9,752	173,140
#* Magnum Ice Cream Co. NV MICC US	36,473	647,396
Wolters Kluwer NV	67,086	6,299,576
TOTAL NETHERLANDS		81,834,952
NEW ZEALAND — (0.3%)
Chorus Ltd. (CNU NZ)	300,879	1,720,479
Contact Energy Ltd.	56,562	318,774
Fisher & Paykel Healthcare Corp. Ltd.	49,321	1,152,205
Mainfreight Ltd.	16,254	657,957
Spark New Zealand Ltd.	618,656	842,094
TOTAL NEW ZEALAND		4,691,509
NORWAY — (0.7%)
AF Gruppen ASA	4,496	86,093
Aker BP ASA	47,410	1,395,650
Equinor ASA	205,722	5,529,501
Hoegh Autoliners ASA	2,029	22,609
Kongsberg Gruppen ASA	36,955	1,269,444
Protector Forsikring ASA	11,993	649,673
Storebrand ASA	125,086	2,188,987
Telenor ASA	65,559	1,104,841
Var Energi ASA	79,114	289,275
Veidekke ASA	19,132	352,575
Wallenius Wilhelmsen ASA	23,918	277,896
TOTAL NORWAY		13,166,544
PORTUGAL — (0.1%)
Galp Energia SGPS SA	113,250	2,253,406
Jeronimo Martins SGPS SA	15,405	363,266
TOTAL PORTUGAL		2,616,672
SINGAPORE — (1.4%)
DBS Group Holdings Ltd.	255,593	11,880,564
DFI Retail Group Holdings Ltd.	23,600	97,176
Jardine Cycle & Carriage Ltd.	29,400	733,300
Sembcorp Industries Ltd.	350,100	1,658,941
Singapore Airlines Ltd.	369,000	1,842,053

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Exchange Ltd.	295,300	$4,091,708
	Singapore Technologies Engineering Ltd.	578,800	4,449,576
	Yangzijiang Shipbuilding Holdings Ltd.	378,300	993,534
TOTAL SINGAPORE			25,746,852
SPAIN — (2.5%)
	ACS Actividades de Construccion y Servicios SA	31,352	3,517,573
Ω	Aena SME SA	166,510	5,171,392
	Amadeus IT Group SA	104,594	7,012,676
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	219,253	5,565,440
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	25,506	648,362
	Bankinter SA	16,389	279,760
	Endesa SA	100,465	3,708,638
	Ferrovial SE	37,823	2,554,756
	Industria de Diseno Textil SA	167,352	10,889,611
	Naturgy Energy Group SA	11,235	352,790
	Telefonica SA (TEF SM)	1,641,259	6,644,302
TOTAL SPAIN			46,345,300
SWEDEN — (3.4%)
	AddTech AB, Class B	79,454	2,579,791
	Atlas Copco AB (ATCOA SS), Class A	517,386	10,669,630
	Atlas Copco AB (ATCOB SS), Class B	311,236	5,598,408
	Avanza Bank Holding AB	40,384	1,573,458
#	Axfood AB	37,200	1,274,522
	Epiroc AB (EPIA SS), Class A	89,197	2,500,475
	Epiroc AB (EPIB SS), Class B	60,798	1,516,125
#	H & M Hennes & Mauritz AB, Class B	163,087	3,265,839
	Hemnet Group AB	2,396	38,207
	Indutrade AB	61,345	1,440,103
	Lagercrantz Group AB, Class B	41,874	917,485
#	Lifco AB, Class B	18,806	646,211
		Shares	Value»
SWEDEN — (Continued)
	Loomis AB	8,906	$369,566
	Medicover AB, Class B	14,054	319,824
	Nordnet AB publ	29,215	945,196
	Sectra AB, Class B	40,431	999,632
	Sweco AB, Class B	37,915	628,142
	Tele2 AB, Class B	223,821	4,117,976
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	144,507	1,560,676
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	311,205	3,370,401
	Telia Co. AB	364,196	1,663,814
	Volvo AB (VOLVA SS), Class A	54,973	1,997,344
	Volvo AB (VOLVB SS), Class B	410,093	14,901,712
TOTAL SWEDEN			62,894,537
SWITZERLAND — (9.0%)
	Geberit AG	12,634	9,647,198
#	Kuehne & Nagel International AG	22,568	5,225,896
	Nestle SA	408,770	39,007,496
#	Novartis AG (NVS US), Sponsored ADR	143,330	21,310,304
	Partners Group Holding AG	7,501	10,227,943
	Roche Holding AG (RO SW), Class BR	7,170	3,313,409
	Roche Holding AG (ROG SW)	153,733	69,908,477
	SGS SA	62,747	7,552,195
#	Swisscom AG	812	666,718
TOTAL SWITZERLAND			166,859,636
UNITED KINGDOM — (12.4%)
	Admiral Group PLC	94,186	3,544,592
Ω	Airtel Africa PLC	278,231	1,213,095
	Ashtead Group PLC	221,086	14,233,451
	AstraZeneca PLC (AZN LN)	32,872	6,124,518
	AstraZeneca PLC (AZN US), Sponsored ADR	255,076	23,663,401
Ω	Autotrader Group PLC	383,457	2,826,648
	BP PLC (BP LN)	165,519	1,049,483
	BP PLC (BP US), Sponsored ADR	441,231	16,713,830
	BT Group PLC	2,677,069	7,036,730
	Bunzl PLC	7,601	213,155
*	Carnival PLC (CCL LN)	5,986	177,803
*	Carnival PLC (CUK US), ADR	4,779	142,366

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Coca-Cola HBC AG, Class DI	7,645	$415,197
	Compass Group PLC	214,510	6,432,176
#	Diageo PLC (DEO US), Sponsored ADR	81,079	7,524,131
	Diageo PLC (DGE LN)	80,730	1,857,622
	Experian PLC	200,008	7,575,250
	Fresnillo PLC	2,916	143,603
	Games Workshop Group PLC	2,698	629,411
	GSK PLC (GSK LN)	1,058,901	27,384,932
	IMI PLC	21,516	812,493
	Imperial Brands PLC	379,216	15,971,738
	Intertek Group PLC	72,040	4,419,485
	Legal & General Group PLC	999,910	3,630,488
	Marks & Spencer Group PLC	798,644	4,005,360
	Next PLC	48,295	8,768,385
	Reckitt Benckiser Group PLC	182,653	15,238,558
	RELX PLC (REL LN)	45,322	1,606,756
#	RELX PLC (RELX US), Sponsored ADR	166,564	5,962,991
	RELX PLC (REN NA)	28,850	1,030,449
	Rolls-Royce Holdings PLC	728,317	12,175,257
	Sage Group PLC	120,134	1,575,341
	St. James's Place PLC	90,454	1,889,161
#	Unilever PLC UL US, ADR	297,914	20,365,401
	Unilever PLC ULVRL IX	43,342	2,948,530
TOTAL UNITED KINGDOM			229,301,787
UNITED STATES — (0.2%)
	Ferrovial SE	41,177	2,799,624
*	Sunococorp LLC	400	21,433
TOTAL UNITED STATES			2,821,057
TOTAL COMMON STOCKS			1,765,143,463
		Shares	Value»
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
#Ω	Dr. Ing hc F Porsche AG, 5.627%	13,698	$666,584
	Volkswagen AG, 6.202%	35,319	4,284,372
TOTAL GERMANY			4,950,956
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	4,241	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/06/2026	31,352	17,243
TOTAL RIGHTS/WARRANTS			17,243
TOTAL INVESTMENT SECURITIES (Cost $1,144,381,657)			1,770,111,662

			Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	6,736,148	77,917,020
TOTAL INVESTMENTS — (100.0%)
(Cost $1,222,298,677)^^			$1,848,028,682

International High Relative Profitability Portfolio
CONTINUED
As of January 31, 2026, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	8	03/20/26	$2,747,007	$2,786,300	$39,293
Total Futures Contracts			$2,747,007	$2,786,300	$39,293
As of January 31, 2026, the value of Rule 144A securities amounted to $14,511,414 or 0.8% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$21,387,195	$97,021,698	—	$118,408,893
Austria	—	3,071,351	—	3,071,351
Belgium	—	16,729,506	—	16,729,506
Canada	173,684,993	—	—	173,684,993
Denmark	—	24,910,903	—	24,910,903
Finland	—	16,049,866	—	16,049,866
France	—	160,276,804	—	160,276,804
Germany	—	134,141,996	—	134,141,996
Hong Kong	—	30,395,115	—	30,395,115
Ireland	—	5,028,727	—	5,028,727
Israel	3,962,925	15,086,609	—	19,049,534
Italy	4,492,131	31,140,499	—	35,632,630
Japan	3,993,417	387,490,882	—	391,484,299
Netherlands	30,453,088	51,381,864	—	81,834,952
New Zealand	—	4,691,509	—	4,691,509
Norway	—	13,166,544	—	13,166,544
Portugal	—	2,616,672	—	2,616,672
Singapore	—	25,746,852	—	25,746,852
Spain	648,362	45,696,938	—	46,345,300
Sweden	1,560,676	61,333,861	—	62,894,537
Switzerland	21,310,304	145,549,332	—	166,859,636
United Kingdom	74,372,120	154,929,667	—	229,301,787
United States	2,821,057	—	—	2,821,057
Preferred Stocks
Germany	—	4,950,956	—	4,950,956
Rights/Warrants
Canada	—	—	—	—
Spain	—	17,243	—	17,243
Securities Lending Collateral	—	77,917,020	—	77,917,020
Total Investments in Securities	$338,686,268	$1,509,342,414	—	$1,848,028,682
Financial Instruments
Assets
Futures Contracts**	39,293	—	—	39,293
Total Financial Instruments	$39,293	—	—	$39,293
** Valued at the unrealized appreciation/(depreciation) on the investment.

Dimensional VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (71.9%)
U.S. Core Equity 1 Portfolio	1,576,377	$80,174,511
U.S. Large Company Portfolio	1,393,260	64,173,562
Dimensional VA U.S. Targeted Value Portfolio	1,524,856	36,200,073
Dimensional VA U.S. Large Value Portfolio	550,753	20,135,549
DFA Real Estate Securities Portfolio	87,793	3,578,446
TOTAL DOMESTIC EQUITIES		204,262,141
INTERNATIONAL EQUITIES — (28.1%)
International Core Equity 2 Portfolio	1,620,309	34,609,792
Emerging Markets Core Equity 2 Portfolio	809,283	25,322,457
Dimensional VA International Small Portfolio	675,705	10,568,030
Dimensional VA International Value Portfolio	411,386	8,087,840
DFA International Real Estate Securities Portfolio	349,298	1,358,771
TOTAL INTERNATIONAL EQUITIES		79,946,890
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $192,761,114)^^		$284,209,031
Summary of the Portfolio’s investments as of January 31, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$284,209,031	—	—	$284,209,031
Total Investments in Securities	$284,209,031	—	—	$284,209,031

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Burnsville-Eagan-Savage Independent School District No. 191 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	275	$289,575
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/28	115	118,634
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	270,000
City of Apple Valley (GO) Series A
5.000%, 12/15/28	100	107,741
City of Blaine (GO) Series B
5.000%, 02/01/27	100	102,730
City of Bloomington (GO) Series B
5.000%, 02/01/27	375	385,277
City of Burnsville (GO) Series A
5.000%, 12/20/26	190	194,559
5.000%, 12/20/28	500	538,890
City of Coon Rapids (GO) Series A
5.000%, 02/01/29	105	113,391
City of Edina (GO) Series A
5.000%, 02/01/27	230	236,372
5.000%, 02/01/28	120	126,504
City of Fergus Falls (GO) Series A
5.000%, 02/01/26	250	250,000
City of Lakeville (GO) Series A
5.000%, 02/01/28	500	527,102
City of Minneapolis (GO)
5.000%, 12/01/26	255	260,730
5.500%, 12/01/26	830	852,044
3.000%, 12/01/27	1,450	1,450,380
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	325	331,021
City of Moorhead (GO) Series B
5.000%, 02/01/28	200	210,520
City of Rogers (GO) Series B
5.000%, 02/01/26	250	250,000
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of St. Louis Park (GO) Series B
5.000%, 02/01/28	275	$289,740
City of St. Paul (GO) Series A
5.000%, 09/01/26	235	238,747
5.000%, 09/01/27	500	521,359
5.000%, 09/01/28	500	534,876
City of Waconia (GO) Series A
3.000%, 02/01/26	820	820,000
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	200	210,720
Cook County Independent School District No. 166 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	200,000
County of Anoka (GO) Series A
5.000%, 02/01/27	500	513,702
County of Dakota (GO) Series A
5.000%, 02/01/28	400	421,682
County of Hennepin (GO) Series A
5.000%, 12/01/31	1,000	1,020,020
5.000%, 12/01/32	100	101,985
5.000%, 12/01/37	220	223,402
County of Hennepin (GO) Series B
5.000%, 12/01/26	165	168,776
County of Hennepin (GO) Series C
5.000%, 12/01/28	210	214,309
County of Olmsted (GO) Series A
5.000%, 02/01/28	300	316,020
County of Ramsey (GO) Series A
5.000%, 02/01/27	185	190,051
County of Ramsey (GO) Series B
5.000%, 02/01/28	100	105,420
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	513,452

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	225	$225,000
Farmington Independent School District No. 192 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	200	210,439
Fulda Independent School District No. 505 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	150	153,841
Hutchinson Independent School District No. 423 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	300	308,011
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series B
4.000%, 02/01/26	365	365,000
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	350	359,311
Metropolitan Council (GO) Series B
5.000%, 03/01/26	800	801,756
5.000%, 03/01/28	275	290,515
Metropolitan Council (GO) Series C
5.000%, 12/01/26	825	843,676
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	275	282,481
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/33	350	358,372
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series C
5.000%, 02/01/27	200	205,441
Minneapolis-St. Paul Metropolitan Airports Commission (RB) Series A
5.000%, 01/01/29	295	302,116
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,313
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota Public Facilities Authority State Revolving Fund (RB) Series A
5.000%, 03/01/26	370	$370,798
Minnesota Public Facilities Authority State Revolving Fund (RB) Series B
5.000%, 03/01/26	205	205,442
Minnetonka Independent School District No. 276 (GO) (SD CRED PROG) Series D
5.000%, 01/01/27	150	153,573
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/31	200	206,053
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	300	307,861
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	500	539,955
Red Rock Central Independent School District No. 2884 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	215,000
Redwood Area Schools Independent School District No. 2897 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	200,000
Robbinsdale Independent School District No. 281 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	135	135,000
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	513,202
5.000%, 02/01/28	500	525,898
Roseville Independent School District No. 623 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	150	150,000

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Spring Grove Independent School District No. 297 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	160	$160,000
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	150	158,010
State of Minnesota (GO) Series A
5.000%, 08/01/26	1,130	1,145,708
5.000%, 08/01/27	450	468,739
5.000%, 10/01/27	425	444,627
5.000%, 08/01/28	150	160,171
5.000%, 08/01/34	500	506,028
State of Minnesota (GO) Series B
5.000%, 10/01/26	115	117,130
5.000%, 08/01/27	200	208,328
5.000%, 08/01/28	115	122,798
State of Minnesota (GO) Series D
5.000%, 08/01/26	520	527,228
5.000%, 10/01/26	415	422,687
5.000%, 08/01/27	740	770,815
5.000%, 10/01/27	570	596,324
State of Minnesota (GO) Series E
5.000%, 08/01/26	345	349,796
State of Minnesota (RB) Series A
5.000%, 03/01/28	170	179,484
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	250	$263,953
University of Minnesota (RB) Series B
5.000%, 12/01/27	290	304,644
Virginia Independent School District No. 706 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	190	195,036
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	215,000
5.000%, 02/01/28	650	684,841
Willmar Independent School District No. 347 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	300	300,000
TOTAL MUNICIPAL BONDS (Cost $29,789,800)		29,895,132
TOTAL INVESTMENTS — (100.0%)
(Cost $29,789,800)^^		$29,895,132
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$29,895,132	—	$29,895,132
Total Investments in Securities	—	$29,895,132	—	$29,895,132

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.0%)
CALIFORNIA — (97.0%)
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/26	265	$268,911
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/27	2,000	2,099,824
Anaheim Housing & Public Improvements Authority (RB) Series E
5.000%, 10/01/29	1,500	1,573,401
Antelope Valley Union High School District (GO) Series A
5.000%, 08/01/28	415	446,497
Atascadero Unified School District (GO) Series A
5.000%, 08/01/28	235	252,478
Bay Area Toll Authority (RB) Series A
2.650%, 04/01/55	2,470	2,470,000
Beaumont Public Improvement Authority (RB) Series A
5.000%, 09/01/28	300	323,199
Belmont-Redwood Shores School District (GO) Series A
5.000%, 08/01/27	860	898,174
Beverly Hills Unified School District (GO)
5.000%, 08/01/27	900	940,494
Buena Park School District (GO)
8.000%, 08/01/27	1,730	1,878,690
Burbank Unified School District (GO)
5.000%, 08/01/28	750	808,067
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	1,015	1,020,496
5.000%, 02/01/34	1,000	1,024,624
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	140	148,328
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series B
4.000%, 08/15/36	1,975	$1,979,619
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	190	200,595
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	214,244
California Public Finance Authority (RB) Series A
5.000%, 06/01/26	110	110,853
California State Public Works Board (RB) Series C
4.000%, 11/01/30	750	758,016
4.000%, 11/01/31	600	606,016
California State Public Works Board (RB) Series A
5.000%, 02/01/28	225	237,903
California State Public Works Board (RB) Series B
5.000%, 05/01/26	660	664,661
5.000%, 12/01/26	1,160	1,187,674
5.000%, 06/01/27	1,545	1,603,889
5.000%, 12/01/28	825	891,719
California State Public Works Board (RB) Series C
5.000%, 09/01/26	3,800	3,863,383
5.000%, 08/01/27	415	432,788
5.000%, 09/01/28	2,754	2,957,783
California State Public Works Board (RB) Series D
5.000%, 11/01/26	135	137,898
5.000%, 04/01/27	470	478,206
5.000%, 05/01/28	1,070	1,138,928
California State University (RB) Series A
5.000%, 11/01/27	825	869,745
5.000%, 11/01/28	25	25,061
5.000%, 11/01/31	2,350	2,434,075

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/33	1,655	$1,665,910
4.000%, 11/01/34	1,500	1,503,480
4.000%, 11/01/35	1,000	1,001,964
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/26	120	122,749
5.000%, 03/01/27	670	671,100
Campbell Union High School District (GO) Series B
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/26)	1,290	1,302,946
4.000%, 08/01/37	500	501,724
Carlsbad Unified School District (GO)
5.000%, 08/01/26	345	350,126
Carlsbad Unified School District (COP)
4.000%, 10/01/27	190	195,756
4.000%, 10/01/28	125	131,076
4.000%, 10/01/29	55	58,538
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,355	1,362,628
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	365	375,515
City & County of San Francisco (GO) Series F
5.000%, 06/15/26	3,000	3,034,262
City & County of San Francisco (GO) Series R-1
5.000%, 06/15/26	2,000	2,022,841
City & County of San Francisco (COP) Series R1
5.000%, 04/01/26	905	909,394
5.000%, 04/01/27	1,235	1,277,839
City & County of San Francisco (COP) Series R-1
5.000%, 04/01/26	485	487,355
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/27	485	508,889
5.000%, 09/15/28	495	534,637
5.000%, 09/15/29	545	605,361
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Berkeley (RN)
4.000%, 07/28/26	6,280	$6,344,524
City of Grover Beach (GO)
5.000%, 09/01/26	345	350,535
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/29	235	257,629
City of Los Angeles (RN)
5.000%, 06/25/26	3,055	3,090,010
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/28	1,675	1,796,885
City of Oakland (GO)
5.000%, 07/15/26	520	526,580
5.000%, 07/15/27	910	946,667
City of Oxnard Wastewater Revenue (RB) (BAM)
5.000%, 06/01/27	310	322,195
5.000%, 06/01/28	175	186,942
City of Rancho Cordova (ST)
5.000%, 09/01/26	220	223,030
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	790	806,069
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/28	370	398,176
5.000%, 08/01/29	585	646,865
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/26	340	347,505
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/28	2,500	2,714,700
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	433,994
Clovis Unified School District (GO) Series A
5.000%, 08/01/26	525	532,854
Compton Community College District (GO) Series B
5.000%, 08/01/26	325	329,878
5.000%, 08/01/27	160	167,199
Corona-Norco Unified School District (GO)
5.000%, 08/01/27	280	292,725
5.000%, 08/01/28	265	284,776

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/29	260	$287,216
County of Los Angeles (RN) Series A
5.000%, 06/30/26	4,830	4,887,652
County of Riverside (RN)
5.000%, 06/30/26	4,015	4,064,800
County of San Diego (RN)
5.000%, 06/30/26	5,000	5,062,028
County of San Diego (COP)
5.000%, 10/01/26	1,860	1,897,959
Cupertino Union School District (COP)
5.000%, 06/01/27	500	518,528
Davis Joint Unified School District (COP) (AG)
4.000%, 08/01/27	1,625	1,627,237
Desert Community College District (GO)
5.000%, 08/01/27	510	534,571
5.000%, 08/01/28	305	329,158
Desert Sands Unified School District (GO)
4.000%, 08/01/35	1,460	1,506,116
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	125	130,254
5.000%, 06/01/28	160	171,688
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/27	465	484,544
5.000%, 06/01/28	2,790	2,993,816
5.000%, 06/01/30	690	718,251
East Side Union High School District (GO)
5.000%, 08/01/27	305	318,492
5.000%, 08/01/28	315	338,668
East Side Union High School District (GO) Series D
5.000%, 08/01/28	1,200	1,290,162
Folsom Cordova Unified School District (GO) (AG) Series D
4.000%, 10/01/37	2,100	2,109,223
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/27	350	367,775
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	2,850	$2,857,520
Foothill-De Anza Community College District (GO) Series D
5.000%, 08/01/27	1,585	1,655,356
Fremont Unified School District/Alameda County (GO) Series A
8.000%, 08/01/27	3,000	3,263,432
Fresno Unified School District (GO) Series A
5.000%, 08/01/26	770	781,249
5.000%, 08/01/27	640	668,990
Glendale Community College District (GO) Series A
5.000%, 08/01/27	245	256,580
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/27	485	504,791
Grossmont Union High School District (GO)
4.000%, 08/01/33	1,500	1,502,151
Hayward Unified School District (GO) (BAM) Series B
5.000%, 08/01/26	690	700,184
5.000%, 08/01/27	305	318,492
Imperial Irrigation District Electric System Revenue (RB)
5.000%, 11/01/26	895	914,959
5.000%, 11/01/27	310	326,292
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	290	312,788
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/28	325	347,753
5.000%, 05/01/29	425	467,716
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	110	111,596
Lodi Unified School District (GO)
5.000%, 08/01/28	520	559,466
Los Angeles Community College District (GO) Series F
5.000%, 08/01/26	1,120	1,137,090
5.000%, 08/01/27	870	910,858

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Community College District (GO) Series K
4.000%, 08/01/38	735	$736,380
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	2,740	2,742,636
5.000%, 07/01/34	2,515	2,614,383
5.000%, 06/01/35	3,145	3,170,687
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,305	1,308,840
Los Angeles County Public Works Financing Authority (RB) Series H
5.000%, 12/01/28	495	537,582
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/26	320	328,173
5.000%, 12/01/27	310	327,347
5.000%, 12/01/28	350	380,108
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/28	195	210,769
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/28	480	504,492
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/26	940	950,236
5.000%, 07/01/29	380	388,432
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/26	740	746,425
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/26	200	202,220
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/27	3,225	3,366,676
5.000%, 07/01/29	1,590	1,755,160
5.000%, 07/01/30	5,500	6,224,095
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	655	$683,774
5.000%, 07/01/30	1,530	1,617,293
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	965	1,007,393
Los Rios Community College District (GO)
5.000%, 08/01/28	1,010	1,088,454
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	2,625	2,749,561
Millbrae Public Financing Authority (RB)
5.000%, 12/01/26	265	271,524
5.000%, 12/01/27	385	406,544
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	900	901,022
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	727,410
Moreno Valley Unified School District (GO) (BAM) Series A
5.000%, 08/01/27	290	302,741
Morongo Unified School District (GO) Series A
5.000%, 08/01/26	280	284,133
5.000%, 08/01/27	175	182,742
Mount Diablo Unified School District (GO)
5.000%, 08/01/28	1,380	1,485,790
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	260,795
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/27	855	894,117
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/27	1,765	1,801,565
Napa Valley Unified School District (GO) Series A
5.000%, 08/01/27	100	104,424
New Haven Unified School District (GO)
5.000%, 08/01/26	530	537,981

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	$158,394
5.000%, 12/01/28	175	190,024
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	1,375	1,393,502
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/27	400	401,765
5.000%, 08/01/28	1,020	1,021,061
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/28	350	378,783
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	905	905,000
5.000%, 02/01/34	2,255	2,255,000
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	210,721
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/27	3,230	3,375,817
Pasadena Unified School District (GO) Series A
5.000%, 08/01/27	1,875	1,962,487
Petaluma Joint Union High School District (GO) Series A
5.000%, 08/01/27	1,000	1,044,086
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/28	85	91,098
Pittsburg Unified School District (GO) (AG) Series A
5.000%, 08/01/27	865	903,265
Placentia-Yorba Linda Unified School District (COP)
5.000%, 10/01/28	100	107,603
5.000%, 10/01/29	250	275,249
Pleasanton Unified School District (GO)
5.000%, 08/01/27	1,595	1,667,972
Pomona Unified School District (GO)
5.000%, 08/01/29	350	386,888
Pomona Unified School District (GO) Series A
5.000%, 08/01/27	340	355,607
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Reed Union School District (GO)
4.000%, 08/01/26	250	$252,397
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
2.650%, 05/15/47	200	200,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	3,965	3,995,106
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
2.650%, 05/15/45	695	695,000
Riverside Community College District (GO) Series A
5.000%, 08/01/26	1,000	1,015,259
5.000%, 08/01/27	725	758,169
Riverside Unified School District (GO)
5.000%, 08/01/27	55	57,550
5.000%, 08/01/28	185	199,229
Riverside Unified School District (GO) Series D
5.000%, 08/01/27	130	136,026
Sacramento City Financing Authority (RB)
5.000%, 12/01/26	190	194,757
5.000%, 12/01/27	205	216,319
5.000%, 12/01/28	265	287,445
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	520	555,180
Sacramento City Unified School District (GO) (BAM) Series B
5.000%, 08/01/28	1,000	1,069,972
Sacramento Municipal Utility District (RB) Series G
5.000%, 08/15/37	1,280	1,383,303
Salinas Union High School District (GO) Series A
5.000%, 08/01/27	300	313,407
Salinas Union High School District (GO) Series B
5.000%, 08/01/28	215	231,318

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Bernardino Community College District (GO) Series A
4.000%, 08/01/32	2,590	$2,646,390
San Bernardino County Transportation Authority (RB) Series A
5.000%, 03/01/27	395	408,595
5.000%, 03/01/28	1,060	1,129,223
San Diego Community College District (GO)
5.000%, 08/01/26	385	390,990
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	250	251,835
5.000%, 05/01/27	135	139,964
San Diego County/San Diego County School Districts (RN) Series A
5.000%, 08/31/26	5,000	5,087,060
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/26	125	127,781
5.000%, 10/15/27	1,010	1,064,189
5.000%, 10/15/28	2,640	2,863,107
5.000%, 05/15/38	3,060	3,078,324
San Diego Unified School District (GO) (AG) Series E-2
5.500%, 07/01/27	1,160	1,220,686
San Diego Unified School District (GO) (AG) Series F-1
¤ 5.250%, 07/01/27 (Pre-refunded @ $100, 7/1/27)	125	130,424
5.250%, 07/01/27	365	382,826
San Diego Unified School District (GO) Series G-2
5.000%, 07/01/27	1,060	1,105,959
San Diego Unified School District (GO) Series I-3
5.000%, 07/01/26	2,195	2,222,287
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	355	359,413
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/27	1,870	1,957,537
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/27	6,660	6,971,763
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/35	575	$576,980
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	1,330	1,388,808
5.000%, 07/01/28	840	900,733
4.000%, 07/01/34	480	487,333
4.000%, 07/01/38	385	388,007
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,050	1,053,470
5.000%, 10/01/35	1,000	1,002,794
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	230	242,062
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	445	449,949
San Francisco Unified School District (GO) Series A
5.000%, 06/15/28	810	864,189
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,535	1,600,219
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,190	1,269,610
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	2,570	2,575,124
San Gabriel Unified School District (GO) Series A
8.000%, 08/01/26	885	911,447
8.000%, 08/01/27	695	756,569
8.000%, 08/01/28	830	952,587
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/26	315	315,768

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/27	385	$402,322
5.000%, 08/01/28	110	118,349
San Jose Unified School District (GO) Series A
5.000%, 08/01/27	2,495	2,608,014
San Leandro Unified School District (GO) Series B
5.000%, 08/01/27	60	62,727
San Marcos Unified School District (GO) Series A
5.000%, 08/01/28	500	537,441
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	200	216,055
San Mateo Foster City School District (GO) Series C
5.000%, 08/01/27	385	402,672
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,195	1,207,113
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	355	359,382
San Mateo Union High School District (GO) Series D
5.000%, 09/01/28	650	702,692
San Rafael City High School District (GO) Series B
5.000%, 08/01/26	365	370,515
5.000%, 08/01/27	145	151,656
Santa Clara Unified School District (GO)
4.000%, 07/01/36	1,000	1,003,470
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	570	575,647
Santa Monica-Malibu Unified School District (GO) Series A
5.000%, 08/01/26	695	705,918
5.000%, 08/01/27	260	272,329
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Scotts Valley Unified School District (GO) Series B
5.000%, 08/01/26	250	$253,790
Southwestern Community College District (GO) Series A
5.250%, 08/01/28	355	384,099
State of California (GO)
5.000%, 04/01/26	1,515	1,522,555
5.000%, 08/01/26	6,365	6,462,093
4.000%, 09/01/26	1,340	1,356,143
5.000%, 09/01/26	3,470	3,531,732
4.000%, 11/01/26	3,435	3,488,301
5.000%, 03/01/27	3,610	3,727,504
5.000%, 04/01/27	1,800	1,861,993
3.500%, 08/01/27	4,890	4,982,576
5.000%, 08/01/27	8,290	8,656,182
5.000%, 09/01/27	710	743,112
5.000%, 10/01/27	2,275	2,386,597
5.000%, 11/01/27	2,300	2,418,392
5.000%, 12/01/27	1,555	1,638,812
5.000%, 03/01/28	1,820	1,929,443
5.000%, 04/01/28	1,740	1,848,752
5.000%, 08/01/28	4,350	4,619,317
5.000%, 09/01/28	2,595	2,732,250
5.000%, 10/01/28	5	5,012
5.000%, 11/01/28	1,170	1,262,526
5.000%, 12/01/28	1,755	1,897,937
5.000%, 10/01/29	300	301,445
5.000%, 08/01/30	40	40,096
5.000%, 10/01/30	1,100	1,183,408
5.250%, 08/01/31	165	165,418
5.000%, 09/01/31	1,350	1,371,643
4.000%, 09/01/32	450	453,361
5.000%, 09/01/32	1,300	1,319,857
5.000%, 10/01/32	5	5,011
5.000%, 08/01/33	450	455,650
5.000%, 09/01/33	1,000	1,014,518
4.000%, 08/01/35	580	582,758
5.000%, 10/01/35	2,030	2,037,479
4.000%, 11/01/35	1,000	1,019,045
4.000%, 09/01/36	1,960	1,968,574
5.000%, 11/01/39	1,500	1,578,264
State of California (GO) Series B
5.000%, 10/01/26	1,515	1,545,806
State of California (GO) (AMBAC)
5.000%, 02/01/27	1,070	1,102,178
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	2,585	2,729,602

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Unified School District (GO)
5.000%, 08/01/26	2,990	$2,996,591
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	304,428
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	375	380,703
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	101,476
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	439,338
University of California (RB) Series BS
5.000%, 05/15/26	2,380	2,400,928
University of California (RB) Series AR
5.000%, 05/15/30	545	548,862
5.000%, 05/15/32	1,620	1,630,683
University of California (RB) Series BS
5.000%, 05/15/29	400	439,108
University of California (RB) Series BX
5.000%, 05/15/26	3,195	3,223,095
University of California (RB) Series BZ
5.000%, 05/15/26	4,125	4,161,272
5.000%, 05/15/27	1,745	1,814,068
5.000%, 05/15/28	830	887,056
University of California (RB) Series M
5.000%, 05/15/35	1,000	1,031,159
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,012,119
Ventura Unified School District (GO) Series B
5.000%, 08/01/27	625	652,648
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/27	300	310,050
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 05/01/28	775	$827,980
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	140,666
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/29	750	826,796
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/26	2,015	2,045,042
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	270	282,026
4.000%, 08/01/34	1,260	1,260,567
Whittier Union High School District (GO) Series C
5.000%, 08/01/26	365	370,716
5.000%, 08/01/27	155	162,326
TOTAL MUNICIPAL BONDS (Cost $356,168,348)		358,055,369
COMMERCIAL PAPER — (3.0%)
California Statewide Communities Development Authority
2.480%, 05/05/26	5,000	5,003,717
2.400%, 07/07/26	3,000	3,001,241
2.350%, 07/09/26	3,000	3,000,611
TOTAL COMMERCIAL PAPER (Cost $11,000,000)		11,005,569

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $182,801)	182,783	182,801
TOTAL INVESTMENTS — (100.0%)
(Cost $367,351,149)^^		$369,243,739

DFA California Municipal Real Return Portfolio
CONTINUED
As of January 31, 2026, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	$287,958	$287,958
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	249,333	249,333
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	244,994	244,994
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	186,880	186,880
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	815,218	815,218
Bank of America Corp.	2.582%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	388,085	388,085
Bank of America Corp.	2.578%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	448,283	448,283
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	999,169	999,169
Bank of America Corp.	2.143%	Fixed	CPI	Maturity	USD	6,000,000	09/18/26	—	—	70,682	70,682
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,226,858	1,226,858
Citibank, N.A.	2.238%	Fixed	CPI	Maturity	USD	29,000,000	12/31/26	—	—	13,777	13,777
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	844,399	844,399
Morgan Stanley and Co. International	2.553%	Fixed	CPI	Maturity	USD	13,000,000	01/30/27	—	—	9,238	9,238
Morgan Stanley and Co. International	2.463%	Fixed	CPI	Maturity	USD	9,000,000	04/25/30	—	—	11,860	11,860
Morgan Stanley and Co. International	2.439%	Fixed	CPI	Maturity	USD	7,000,000	11/28/27	—	—	7,216	7,216
Morgan Stanley and Co. International	2.420%	Fixed	CPI	Maturity	USD	20,000,000	01/23/27	—	—	22,293	22,293
Morgan Stanley and Co. International	2.377%	Fixed	CPI	Maturity	USD	7,000,000	04/17/30	—	—	38,460	38,460
Morgan Stanley and Co. International	2.254%	Fixed	CPI	Maturity	USD	9,000,000	12/23/26	—	—	7,721	7,721
Morgan Stanley and Co. International	2.232%	Fixed	CPI	Maturity	USD	9,000,000	09/04/27	—	—	108,388	108,388
Morgan Stanley and Co. International	2.201%	Fixed	CPI	Maturity	USD	11,000,000	09/25/26	—	—	115,274	115,274
Total Appreciation										$6,096,086	$6,096,086
Bank of America Corp.	3.014%	Fixed	CPI	Maturity	USD	13,000,000	07/24/27	—	—	(83,913)	(83,913)
Bank of America Corp.	3.009%	Fixed	CPI	Maturity	USD	15,000,000	02/20/26	—	—	(46,893)	(46,893)
Bank of America Corp.	2.778%	Fixed	CPI	Maturity	USD	13,000,000	05/15/27	—	—	(54,255)	(54,255)
Bank of America Corp.	2.764%	Fixed	CPI	Maturity	USD	11,000,000	02/05/26	—	—	(4,145)	(4,145)
Citibank, N.A.	3.355%	Fixed	CPI	Maturity	USD	7,000,000	04/09/26	—	—	(59,497)	(59,497)
Citibank, N.A.	3.245%	Fixed	CPI	Maturity	USD	10,000,000	05/21/26	—	—	(60,707)	(60,707)
Citibank, N.A.	3.025%	Fixed	CPI	Maturity	USD	13,000,000	08/01/27	—	—	(85,474)	(85,474)
Citibank, N.A.	2.980%	Fixed	CPI	Maturity	USD	13,000,000	03/17/26	—	—	(51,058)	(51,058)
Citibank, N.A.	2.940%	Fixed	CPI	Maturity	USD	25,000,000	03/03/26	—	—	(68,428)	(68,428)
Citibank, N.A.	2.812%	Fixed	CPI	Maturity	USD	8,000,000	02/12/26	—	—	(8,006)	(8,006)
Morgan Stanley and Co. International	2.958%	Fixed	CPI	Maturity	USD	6,000,000	08/12/27	—	—	(34,986)	(34,986)

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.919%	Fixed	CPI	Maturity	USD	10,000,000	09/24/27	—	—	$(62,708)	$(62,708)
Morgan Stanley and Co. International	2.865%	Fixed	CPI	Maturity	USD	7,000,000	07/09/27	—	—	(28,445)	(28,445)
Morgan Stanley and Co. International	2.775%	Fixed	CPI	Maturity	USD	11,000,000	06/09/27	—	—	(32,034)	(32,034)
Morgan Stanley and Co. International	2.752%	Fixed	CPI	Maturity	USD	16,000,000	10/24/27	—	—	(62,452)	(62,452)
Morgan Stanley and Co. International	2.577%	Fixed	CPI	Maturity	USD	12,000,000	11/19/27	—	—	(16,763)	(16,763)
Total (Depreciation)										$(759,764)	$(759,764)
Total Appreciation (Depreciation)										$5,336,322	$5,336,322
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$358,055,369	—	$358,055,369
Commercial Paper	—	11,005,569	—	11,005,569
Investment Companies	$182,801	—	—	182,801
Total Investments in Securities	$182,801	$369,060,938	—	$369,243,739
Financial Instruments
Assets
Swap Agreements**	—	6,096,086	—	6,096,086
Liabilities
Swap Agreements**	—	(759,764)	—	(759,764)
Total Financial Instruments	—	$5,336,322	—	$5,336,322
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.5%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$66,638
Government National Mortgage Association, TBA
	6.000%, 02/01/56 TBA		33,716	34,487,151
Uniform Mortgage-Backed Security, TBA
	2.000%, 02/01/56 TBA		77,703	63,020,004
	2.500%, 02/01/56 TBA		71,439	60,628,331
	3.000%, 02/01/56 TBA		15,772	13,976,943
	6.000%, 02/01/56 TBA		59,572	61,000,503
	6.500%, 02/01/56 TBA		31,737	32,865,152
TOTAL AGENCY OBLIGATIONS				266,044,722
BONDS — (85.9%)
AUSTRALIA — (7.4%)
APA Infrastructure Ltd.
	2.000%, 07/15/30	EUR	1,367	1,543,522
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.560%, FRN, 4.237%, 03/18/26		6,900	6,903,450
(r)Ω	SOFR + 0.620%, FRN, 4.297%, 06/18/28		7,100	7,130,628
(r)Ω	SOFR + 0.590%, FRN, 4.292%, 12/08/28		1,800	1,805,364
(r)Ω	SOFR + 0.850%, FRN, 4.529%, 12/16/29		3,000	3,034,855
(r)	SOFR + 0.850%, FRN, 4.529%, 12/16/29		1,850	1,871,494
(r)	SOFR + 0.680%, FRN, 4.382%, 12/08/30		7,000	7,022,750
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	1,000	1,118,122
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	3.125%, 04/29/33	EUR	3,000	$3,517,919
Commonwealth Bank of Australia
(r)	SOFR + 0.640%, FRN, 4.319%, 03/14/28		3,136	3,150,760
(r)	3M Swap + 0.950%, FRN, 4.603%, 08/17/28	AUD	3,780	2,660,000
(r)Ω	SOFR + 0.780%, FRN, 4.448%, 10/01/30		9,500	9,589,406
(r)	SOFR + 0.780%, FRN, 4.448%, 10/01/30		846	853,962
Fortescue Treasury Pty. Ltd.
Ω	4.500%, 09/15/27		800	799,935
Ω	5.875%, 04/15/30		350	360,129
Ω	4.375%, 04/01/31		1,176	1,136,251
#Ω	6.125%, 04/15/32		1,600	1,666,282
Glencore Funding LLC
Ω	2.850%, 04/27/31		1,880	1,741,059
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.422%, 06/12/28		1,800	1,809,622
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.306%, 06/11/27		5,000	5,019,720
(r)	3M Swap + 0.700%, FRN, 4.427%, 10/18/27	AUD	7,400	5,172,109
(r)Ω	SOFR + 0.600%, FRN, 4.257%, 10/26/27		2,280	2,290,377
(r)	3M Swap + 1.200%, FRN, 4.850%, 11/25/27	AUD	1,040	733,141
(r)Ω	SOFR + 0.650%, FRN, 4.329%, 06/13/28		2,900	2,915,117
(r)Ω	SOFR + 0.530%, FRN, 4.183%, 12/13/28		1,800	1,801,087
(r)Ω	SOFR + 0.680%, FRN, 4.338%, 01/13/31		7,000	7,026,845
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	14,820	8,539,726
	2.000%, 03/08/33	AUD	8,000	4,587,165

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

AUSTRALIA — (Continued)
1.750%, 03/20/34	AUD	22,200	$12,000,956
4.250%, 02/20/36	AUD	4,900	3,128,160
Queensland Treasury Corp.
1.500%, 08/20/32	AUD	9,700	5,465,888
1.750%, 07/20/34	AUD	34,000	18,072,294
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	29,500	17,101,286
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	10,800	7,207,801
2.250%, 09/15/33	AUD	6,000	3,427,422
2.250%, 11/20/34	AUD	41,200	22,600,829
2.000%, 09/17/35	AUD	21,100	10,978,455
2.000%, 11/20/37	AUD	12,000	5,766,030
5.500%, 09/15/39	AUD	4,300	2,934,749
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	15,500	8,439,598
Westpac Banking Corp.
(r) SOFR + 0.810%, FRN, 4.468%, 04/16/29		10,800	10,893,743
(r) 3M Swap + 0.880%, FRN, 4.535%, 05/14/29	AUD	8,400	5,888,474
(r) SOFR + 0.820%, FRN, 4.488%, 07/01/30		2,000	2,019,492
TOTAL AUSTRALIA			231,725,974
BELGIUM — (0.8%)
Kingdom of Belgium Government Bonds
0.100%, 06/22/30	EUR	300	320,302
Ministeries Van de Vlaamse Gemeenschap
3.125%, 06/22/34	EUR	7,800	9,156,762
3.375%, 06/22/35	EUR	13,400	15,822,637
TOTAL BELGIUM			25,299,701
CANADA — (15.1%)
Bank of Nova Scotia
2.450%, 02/02/32		8,891	7,954,150
Canadian Natural Resources Ltd.
6.250%, 03/15/38		7,295	7,722,794
CDP Financial, Inc.
2.750%, 02/13/32	EUR	18,020	21,196,316
City of Montreal
3.150%, 12/01/36	CAD	10,000	6,706,643
CPPIB Capital, Inc.
1.500%, 03/04/33	EUR	9,500	10,220,226
4.750%, 06/02/33	CAD	17,400	13,829,400
4.300%, 06/02/34	CAD	9,500	7,314,927
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Magna International, Inc.
4.375%, 03/17/32	EUR	1,720	$2,153,623
Methanex Corp.
# 5.250%, 12/15/29		3,260	3,278,826
OMERS Finance Trust
3.250%, 01/28/35	EUR	10,000	11,873,140
Ontario Teachers' Finance Trust
1.850%, 05/03/32	EUR	3,252	3,613,244
Province of Alberta
3.375%, 04/02/35	EUR	2,000	2,397,505
3.950%, 06/01/35	CAD	43,600	32,574,882
Province of British Columbia
4.150%, 06/18/34	CAD	34,700	26,434,843
4.000%, 06/18/35	CAD	35,300	26,376,811
3.400%, 05/24/39	EUR	7,400	8,614,969
3.500%, 05/29/40	EUR	6,000	7,007,926
Province of Manitoba
3.900%, 12/02/32	CAD	12,200	9,229,585
3.800%, 06/02/33	CAD	14,100	10,555,869
4.250%, 06/02/34	CAD	21,000	16,089,795
3.700%, 06/02/35	CAD	22,000	16,047,163
Province of Nova Scotia
3.850%, 06/01/35	CAD	23,000	16,972,181
Province of Ontario
3.650%, 06/02/33	CAD	21,000	15,601,366
4.150%, 06/02/34	CAD	32,700	24,956,849
3.600%, 06/02/35	CAD	25,300	18,358,920
Province of Quebec
3.250%, 09/01/32	CAD	4,550	3,315,236
3.000%, 01/24/33	EUR	7,800	9,237,393
3.600%, 09/01/33	CAD	5,000	3,682,517
3.125%, 03/27/34	EUR	3,500	4,157,856
4.450%, 09/01/34	CAD	29,000	22,465,869
3.250%, 05/22/35	EUR	9,000	10,690,994
5.100%, 06/04/35	AUD	8,500	5,715,305
5.750%, 12/01/36	CAD	6,000	5,062,843
5.000%, 12/01/38	CAD	6,000	4,748,357
Province of Saskatchewan
3.300%, 05/08/34	EUR	5,000	6,011,473
3.800%, 06/02/35	CAD	42,500	31,364,760
PSP Capital, Inc.
3.250%, 07/02/34	EUR	10,000	11,937,809
Rogers Communications, Inc.
7.500%, 08/15/38		4,000	4,611,543
Royal Bank of Canada
3.875%, 05/04/32		3,600	3,494,630
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,797,304
6.800%, 05/15/38		2,028	2,245,875
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	8,200	9,321,375
3.200%, 03/10/32		600	559,415
3.129%, 08/03/32	EUR	2,000	2,342,579
TransCanada PipeLines Ltd.
5.600%, 03/31/34		1,000	1,036,873

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	6.100%, 06/01/40		1,000	$1,053,094
	TOTAL CANADA			471,935,053
DENMARK — (0.8%)
	Denmark Government Bonds
	2.250%, 11/15/33	DKK	55,000	8,573,063
	DSV Finance BV
	3.375%, 11/06/32	EUR	4,037	4,804,330
	Kommunekredit
Δ	0.000%, 11/17/29	EUR	300	324,025
Novo Nordisk Finance Netherlands BV
	3.125%, 05/27/33	EUR	6,900	8,157,868
	3.625%, 05/27/37	EUR	2,000	2,358,254
	TOTAL DENMARK			24,217,540
FINLAND — (0.2%)
	Kuntarahoitus OYJ
	1.250%, 02/23/33	EUR	3,262	3,463,372
Nokia OYJ
	4.375%, 06/12/27		350	349,249
	6.625%, 05/15/39		682	732,288
	Nordea Kiinnitysluottopankki OYJ
	1.375%, 02/28/33	EUR	805	861,643
	TOTAL FINLAND			5,406,552
FRANCE — (5.8%)
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	3,900	4,644,832
Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	2,000	2,019,470
	0.500%, 05/31/35	EUR	1,000	901,756
Agence France Locale
	3.000%, 08/20/32	EUR	11,200	13,152,924
	3.125%, 03/20/33	EUR	7,800	9,143,130
	3.125%, 03/20/34	EUR	2,300	2,674,177
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	4,500	5,266,913
	0.750%, 01/17/30	EUR	1,200	1,304,681
	1.250%, 06/03/30	EUR	1,700	1,865,803
	0.625%, 02/21/31	EUR	9,900	10,338,980
	1.125%, 01/19/32	EUR	2,700	2,816,205
	BNP Paribas SA
	2.100%, 04/07/32	EUR	1,500	1,650,756
	BPCE SA
	2.375%, 04/26/32	EUR	1,400	1,573,378
	Bpifrance SACA
	3.375%, 05/25/34	EUR	2,500	2,954,675
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Caisse d'Amortissement de la Dette Sociale
	2.750%, 11/25/32	EUR	5,000	$5,817,587
Caisse des Depots et Consignations
	3.125%, 05/25/33	EUR	6,700	7,915,717
	3.125%, 05/25/35	EUR	7,000	8,098,975
Caisse Francaise de Financement Local SA
	3.125%, 07/20/33	EUR	31,300	37,053,390
Credit Agricole SA
	4.000%, 01/18/33	EUR	7,500	9,276,652
Electricite de France SA
	6.125%, 06/02/34	GBP	1,500	2,137,245
Ile-de-France Mobilites
	3.700%, 06/14/38	EUR	6,000	6,971,388
L'Oreal SA
	3.375%, 01/19/36	EUR	2,000	2,355,534
LVMH Moet Hennessy Louis Vuitton SE
	3.375%, 02/05/30	EUR	100	121,637
	3.000%, 03/07/32	EUR	1,500	1,776,400
	3.125%, 11/07/32	EUR	2,100	2,497,626
	3.500%, 09/07/33	EUR	5,200	6,289,252
Regie Autonome des Transports Parisiens EPIC
	1.875%, 05/25/32	EUR	7,000	7,691,582
SFIL SA
	1.500%, 03/05/32	EUR	1,300	1,405,066
SNCF Reseau
	1.875%, 03/30/34	EUR	5,400	5,682,301
Societe Generale SA
	4.250%, 11/16/32	EUR	1,000	1,263,460
Societe Nationale SNCF SACA
	3.125%, 05/25/34	EUR	2,000	2,319,525
UNEDIC ASSEO
	0.250%, 07/16/35	EUR	7,000	6,221,227
	0.500%, 05/25/36	EUR	1,300	1,140,874
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	556,218
Vinci SA
	3.375%, 10/17/32	EUR	5,000	5,958,303
TOTAL FRANCE				182,857,639
GERMANY — (3.0%)
BASF SE
	3.750%, 06/29/32	EUR	8,400	10,300,861
Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		877	890,085
Ω	4.625%, 06/25/38		5,000	4,595,074
Ω	3.600%, 07/15/42		3,000	2,150,702

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
BMW International Investment BV
	3.500%, 01/22/33	EUR	600	$721,150
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	618,666
Deutsche Bahn AG
	1.875%, 05/24/30	EUR	100	115,324
	1.625%, 08/16/33	EUR	2,600	2,778,575
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	100	122,866
	3.875%, 09/28/33	EUR	5,200	6,399,665
E.ON SE
	4.000%, 01/16/40	EUR	3,000	3,544,699
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		8,100	7,220,751
HOWOGE Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	200,423
Land Berlin
	0.125%, 06/04/35	EUR	9,100	8,250,829
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	158,914
Siemens Financieringsmaatschappij NV
	3.125%, 05/27/33	EUR	16,700	19,856,443
	3.625%, 05/27/36	EUR	4,700	5,642,310
	3.375%, 02/22/37	EUR	9,600	11,194,289
Ω	2.875%, 03/11/41		1,000	756,068
Ω	4.400%, 05/27/45		1,000	880,028
State of Lower Saxony
	0.125%, 01/10/30	EUR	286	309,126
	0.050%, 03/09/35	EUR	2,000	1,813,950
Volkswagen International Finance NV
	4.125%, 09/02/35	EUR	2,000	2,404,969
ZF North America Capital, Inc.
Ω	7.125%, 04/14/30		3,908	3,999,404
TOTAL GERMANY				94,925,171
HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		19,800	18,925,044
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,601,457
	3.850%, 10/29/41		1,000	817,251
TOTAL IRELAND				4,418,708
			Face Amount^	Value†
			(000)

ITALY — (1.2%)
Enel Finance International NV
Ω	6.000%, 10/07/39		2,800	$2,924,939
Intesa Sanpaolo SpA
	1.350%, 02/24/31	EUR	1,400	1,523,411
	5.625%, 03/08/33	EUR	500	673,567
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	5,361,402
	4.000%, 02/01/37	EUR	6,000	7,442,781
Snam SpA
	0.625%, 06/30/31	EUR	7,000	7,317,976
Telecom Italia Capital SA
#	7.200%, 07/18/36		3,000	3,252,354
	7.721%, 06/04/38		1,000	1,117,225
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	8,045,806
TOTAL ITALY				37,659,461
JAPAN — (4.1%)
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,500,000	9,316,070
	1.400%, 09/20/34	JPY	860,000	5,259,915
	1.200%, 09/20/35	JPY	3,550,000	20,959,818
	0.400%, 03/20/36	JPY	4,630,000	24,903,752
	0.600%, 09/20/37	JPY	2,200,000	11,568,622
	0.600%, 12/20/37	JPY	2,915,000	15,209,760
	0.500%, 12/20/41	JPY	2,268,000	10,174,932
Mitsubishi UFJ Financial Group, Inc.
	2.559%, 02/25/30		600	561,254
	3.556%, 06/15/32	EUR	4,069	4,890,180
Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	923	1,001,585
	0.693%, 10/07/30	EUR	1,620	1,730,593
	2.096%, 04/08/32	EUR	2,850	3,156,309
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		6,300	5,947,483
#Ω	8.125%, 07/17/35		2,000	2,135,844
Nomura Holdings, Inc.
	3.103%, 01/16/30		478	454,629
ORIX Corp.
	3.447%, 10/22/31	EUR	7,550	9,057,246
Sumitomo Mitsui Financial Group, Inc.
	2.750%, 01/15/30		390	368,158
TOTAL JAPAN				126,696,150
LUXEMBOURG — (0.6%)
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	61,383
	2.625%, 05/07/30	EUR	600	714,741
	1.250%, 05/24/33	EUR	5,700	6,044,545
	0.875%, 04/10/35	EUR	3,600	3,524,844

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

LUXEMBOURG — (Continued)
JAB Holdings BV
	1.000%, 07/14/31	EUR	800	$846,417
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	5,240,445
	1.625%, 06/17/32	EUR	1,000	1,063,384
TOTAL LUXEMBOURG				17,495,759
NETHERLANDS — (1.4%)
BNG Bank NV
	1.600%, 11/27/30	AUD	3,000	1,783,109
	0.010%, 10/05/32	EUR	4,463	4,395,202
	0.125%, 04/19/33	EUR	4,100	3,999,654
Cooperatieve Rabobank UA
(r)	SOFR + 0.900%, FRN, 4.575%, 10/05/26		1,340	1,346,226
(r)	SOFR + 0.600%, FRN, 4.266%, 01/21/28		500	502,112
(r)	SOFR + 0.890%, FRN, 4.556%, 10/17/29		7,100	7,189,957
(r)	SOFR + 0.700%, FRN, 4.366%, 01/14/31		875	878,005
	5.250%, 05/24/41		255	254,194
Enexis Holding NV
	0.625%, 06/17/32	EUR	1,780	1,809,315
	3.250%, 04/09/33	EUR	17,976	21,299,111
Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,850,470
TOTAL NETHERLANDS				45,307,355
NEW ZEALAND — (0.6%)
New Zealand Government Bonds
	4.250%, 05/15/34	NZD	7,200	4,277,765
	2.750%, 04/15/37	NZD	27,300	13,643,146
TOTAL NEW ZEALAND				17,920,911
NORWAY — (0.6%)
Aker BP ASA
Ω	6.000%, 06/13/33		1,000	1,047,338
Ω	5.125%, 10/01/34		2,966	2,916,204
Equinor ASA
	1.375%, 05/22/32	EUR	9,200	9,793,582
	1.625%, 11/09/36	EUR	4,500	4,330,136
TOTAL NORWAY				18,087,260
SPAIN — (0.5%)
Naturgy Finance Iberia SA
	3.625%, 10/02/34	EUR	4,600	5,400,194
		Face Amount^	Value†
		(000)

SPAIN — (Continued)
Telefonica Emisiones SA
4.055%, 01/24/36	EUR	3,600	$4,260,164
7.045%, 06/20/36		4,530	5,059,884
TOTAL SPAIN			14,720,242
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.8%)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.100%, 05/20/30	EUR	100	106,343
European Bank for Reconstruction & Development
(r) SOFR + 0.330%, FRN, 4.116%, 02/20/28		1,200	1,201,043
(r) SOFR + 0.300%, FRN, 4.086%, 02/16/29		2,100	2,098,159
European Investment Bank
4.000%, 04/15/30	EUR	300	377,775
European Union
1.625%, 12/04/29	EUR	300	345,470
2.750%, 12/13/32	EUR	5,300	6,262,513
3.250%, 07/04/34	EUR	8,000	9,675,619
0.250%, 04/22/36	EUR	6,400	5,683,556
3.375%, 10/04/39	EUR	7,600	8,873,419
Inter-American Development Bank
(r) SOFR + 0.370%, FRN, 4.036%, 08/01/29		3,432	3,432,638
(r) SOFR + 0.390%, FRN, 4.084%, 03/13/30		11,100	11,089,752
International Finance Corp.
1.250%, 02/06/31	AUD	3,000	1,758,981
1.500%, 04/15/35	AUD	10,100	5,087,912
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			55,993,180
SWEDEN — (0.1%)
Investor AB
0.375%, 10/29/35	EUR	1,000	880,795
Svensk Exportkredit AB
3.375%, 08/30/30	EUR	2,000	2,433,716
TOTAL SWEDEN			3,314,511
SWITZERLAND — (0.7%)
Tyco Electronics Group SA
3.250%, 01/31/33	EUR	3,500	4,136,451

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
UBS Group AG
	0.875%, 11/03/31	EUR	17,900	$18,653,318
	0.625%, 02/24/33	EUR	200	195,732
TOTAL SWITZERLAND				22,985,501
UNITED KINGDOM — (2.6%)
Ashtead Capital, Inc.
Ω	5.500%, 08/11/32		1,000	1,036,694
Ω	5.950%, 10/15/33		5,000	5,272,121
Barclays PLC
	3.250%, 01/17/33	GBP	7,500	9,076,707
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	4,750	5,123,914
CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	2,159,520
Harbour Energy PLC
Ω	6.327%, 04/01/35		1,000	1,023,171
HSBC Holdings PLC
	4.950%, 03/31/30		1,600	1,637,901
Imperial Brands Finance PLC
	3.875%, 02/12/34	EUR	6,000	7,053,961
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	4,837,763
	4.275%, 01/16/35	EUR	500	617,023
Segro PLC
	3.500%, 09/24/32	EUR	1,900	2,252,554
U.K. Gilts
	1.000%, 01/31/32	GBP	7,500	8,579,073
	4.500%, 03/07/35	GBP	9,000	12,290,583
	0.625%, 07/31/35	GBP	21,000	20,182,704
TOTAL UNITED KINGDOM				81,143,691
UNITED STATES — (37.9%)
7-Eleven, Inc.
Ω	2.500%, 02/10/41		5,400	3,707,929
Abbott Laboratories
#	5.300%, 05/27/40		500	513,177
	4.750%, 04/15/43		500	467,995
Advance Auto Parts, Inc.
#	3.900%, 04/15/30		700	646,873
	3.500%, 03/15/32		2,600	2,246,721
Aetna, Inc.
	6.750%, 12/15/37		700	769,794
Air Products & Chemicals, Inc.
	4.000%, 03/03/35	EUR	7,250	8,830,527
Aircastle Ltd.
	4.250%, 06/15/26		500	499,891
Ally Financial, Inc.
	8.000%, 11/01/31		7,775	8,816,059
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Alphabet, Inc.
(r)	SOFR + 0.520%, FRN, 4.324%, 11/15/28		3,200	$3,225,275
	3.000%, 05/06/33	EUR	17,789	20,833,736
	1.900%, 08/15/40		250	168,270
	5.350%, 11/15/45		5,000	4,932,793
Altria Group, Inc.
	3.125%, 06/15/31	EUR	4,118	4,843,589
	5.800%, 02/14/39		3,000	3,069,252
	3.400%, 02/04/41		2,000	1,540,786
	4.500%, 05/02/43		1,000	853,366
Amazon.com, Inc.
	2.875%, 05/12/41		6,000	4,524,281
American Assets Trust LP
	6.150%, 10/01/34		7,000	7,079,707
American Honda Finance Corp.
	3.950%, 03/19/32	EUR	2,800	3,415,608
American National Group, Inc.
Ω	6.144%, 06/13/32		5,000	5,189,612
American Tower Corp.
	0.950%, 10/05/30	EUR	1,000	1,078,867
	1.000%, 01/15/32	EUR	3,247	3,372,307
#	4.050%, 03/15/32		2,325	2,265,071
Amgen, Inc.
	3.150%, 02/21/40		2,000	1,576,049
	4.950%, 10/01/41		1,500	1,410,602
APA Corp.
	6.000%, 01/15/37		500	504,296
	5.100%, 09/01/40		4,000	3,593,667
	4.750%, 04/15/43		4,828	3,820,739
Apache Corp.
	6.000%, 01/15/37		3,584	3,590,328
	5.100%, 09/01/40		2,000	1,730,331
Apple, Inc.
	3.000%, 06/20/27		64	63,496
	2.375%, 02/08/41		5,000	3,579,743
	3.450%, 02/09/45		1,000	775,699
	4.375%, 05/13/45		1,000	887,282
ARES Capital Corp.
	3.200%, 11/15/31		3,700	3,281,590
	5.800%, 03/08/32		1,000	1,005,526
Arizona Public Service Co.
	2.200%, 12/15/31		500	439,736
	5.050%, 09/01/41		700	677,700
Ashland, Inc.
#Ω	3.375%, 09/01/31		12,070	11,070,022
Assurant, Inc.
	2.650%, 01/15/32		4,450	3,952,638
AT&T, Inc.
	3.550%, 12/17/32	EUR	1,500	1,793,260
	2.550%, 12/01/33		181	153,972
	4.850%, 03/01/39		1,700	1,608,657
	4.300%, 12/15/42		3,500	2,959,318

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
AutoNation, Inc.
	2.400%, 08/01/31		7,300	$6,458,102
	3.850%, 03/01/32		8,000	7,546,066
Avnet, Inc.
	4.625%, 04/15/26		65	65,004
	3.000%, 05/15/31		555	504,089
	Ball Corp.
	2.875%, 08/15/30		5,865	5,400,120
	Bath & Body Works, Inc.
	6.750%, 07/01/36		2,000	1,995,415
	Belo Corp.
	7.250%, 09/15/27		1,000	1,038,520
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		100	89,385
	2.000%, 03/18/34	EUR	6,500	6,993,686
	2.375%, 06/19/39	GBP	15,000	14,508,902
	4.300%, 05/15/43		3,300	2,923,263
Berkshire Hathaway, Inc.
	0.440%, 09/13/29	JPY	2,020,000	12,325,465
	0.437%, 04/15/31	JPY	2,050,000	12,057,618
	0.472%, 01/23/32	JPY	1,100,000	6,333,726
	Black Hills Corp.
	4.350%, 05/01/33		2,250	2,171,910
Blackrock, Inc.
	4.750%, 05/25/33		5,000	5,102,456
	3.750%, 07/18/35	EUR	2,000	2,425,647
	Block, Inc.
#	3.500%, 06/01/31		9,932	9,288,118
	Blue Owl Finance LLC
#	6.250%, 04/18/34		3,200	3,297,697
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,700	1,588,194
	Booking Holdings, Inc.
	4.750%, 11/15/34	EUR	5,000	6,411,601
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,600	1,691,648
	Boston Properties LP
	2.450%, 10/01/33		3,000	2,480,738
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	4,000	4,632,959
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	762,036
Broadcom, Inc.
Ω	3.137%, 11/15/35		205	176,288
	3.500%, 02/15/41		14,600	11,855,107
	Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	6,818,551
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,380,695
#	4.400%, 09/15/32		10,000	9,649,041
Buckeye Partners LP
	3.950%, 12/01/26		87	86,380
	5.850%, 11/15/43		3,000	2,799,010
	5.600%, 10/15/44		2,000	1,810,744
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Capital One Financial Corp.
	1.650%, 06/12/29	EUR	4,315	$4,873,118
Carrier Global Corp.
	3.625%, 01/15/37	EUR	3,000	3,465,823
CBRE Services, Inc.
	5.950%, 08/15/34		1,713	1,823,085
Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	2,197,499
CF Industries, Inc.
	4.950%, 06/01/43		2,500	2,256,269
	5.375%, 03/15/44		2,000	1,890,534
Chemours Co.
#	5.375%, 05/15/27		1,600	1,610,565
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.219%, 02/26/28		1,900	1,907,487
(r)	SOFR + 0.570%, FRN, 4.364%, 08/13/28		7,224	7,274,857
#(r)	SOFR + 0.820%, FRN, 4.486%, 10/15/30		8,000	8,069,705
	5.250%, 11/15/43		5,300	5,273,703
CME Group, Inc.
	5.300%, 09/15/43		500	500,602
CMS Energy Corp.
	3.000%, 05/15/26		58	57,834
Colgate-Palmolive Co.
	3.250%, 11/10/35	EUR	1,500	1,743,964
	4.000%, 08/15/45		500	425,616
Comcast Corp.
	0.750%, 02/20/32	EUR	700	717,187
Conagra Brands, Inc.
	5.300%, 11/01/38		9,000	8,499,898
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	1,619,633
Continental Resources, Inc.
Ω	5.750%, 01/15/31		3,000	3,096,619
Ω	2.875%, 04/01/32		3,000	2,634,430
COPT Defense Properties LP
	2.750%, 04/15/31		2,000	1,826,451
	2.900%, 12/01/33		2,875	2,453,645
Cox Communications, Inc.
Ω	4.800%, 02/01/35		8,000	7,429,910
Ω	8.375%, 03/01/39		2,225	2,575,300
Crown Castle, Inc.
	2.900%, 04/01/41		1,600	1,167,035
CVS Health Corp.
	6.125%, 09/15/39		8,249	8,565,850
	4.125%, 04/01/40		2,425	2,063,964
	6.000%, 06/01/44		1,000	1,002,421
Dell, Inc.
	6.500%, 04/15/38		3,500	3,734,251

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		5,000	$4,653,900
Devon Energy Corp.
	5.600%, 07/15/41		1,197	1,179,777
	4.750%, 05/15/42		1,000	878,233
	5.000%, 06/15/45		5,000	4,440,811
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		9,700	8,939,358
Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	1,123,588
	3.875%, 03/15/35	EUR	11,900	13,898,086
	Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,382,085
	Dow Chemical Co.
	4.375%, 11/15/42		3,000	2,394,953
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,979,427
#	4.250%, 10/01/34		1,055	964,561
	DPL LLC
	4.350%, 04/15/29		5,029	4,970,451
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,937,897
	3.300%, 06/15/41		1,250	962,464
	Eastman Chemical Co.
	4.650%, 10/15/44		5,000	4,256,683
	Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.196%, 10/15/28		2,300	2,315,507
	Enbridge Energy Partners LP
	5.500%, 09/15/40		234	232,784
Energy Transfer LP
	5.800%, 06/15/38		369	376,164
	6.500%, 02/01/42		8,000	8,463,079
	EPR Properties
	3.600%, 11/15/31		6,000	5,564,566
	EQT Corp.
	4.750%, 01/15/31		3,500	3,515,798
	Equifax, Inc.
	3.250%, 06/01/26		900	896,700
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	46,840	48,196,360
	1.408%, 06/26/39	EUR	8,000	6,975,228
	2.995%, 08/16/39		700	559,356
	F&G Annuities & Life, Inc.
#	6.250%, 10/04/34		9,600	9,678,986
FedEx Corp.
Ω	0.950%, 05/04/33	EUR	3,900	3,824,087
	4.900%, 01/15/34		600	603,311
	4.100%, 04/15/43		3,000	2,459,011
	Fidelity National Financial, Inc.
	2.450%, 03/15/31		2,350	2,101,734
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,406,444
	2.950%, 05/21/39	EUR	1,000	1,039,706
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.100%, 03/01/41		39	$28,794
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	11,365,011
	3.000%, 07/01/31	GBP	2,000	2,469,966
Flex Ltd.
	4.875%, 06/15/29		49	49,752
	4.875%, 05/12/30		5,950	6,032,566
	Flowserve Corp.
	2.800%, 01/15/32		13,636	12,246,294
	FMC Corp.
#	5.650%, 05/18/33		1,500	1,327,751
Ford Motor Co.
	3.250%, 02/12/32		1,000	888,330
	4.750%, 01/15/43		3,500	2,807,452
Ford Motor Credit Co. LLC
	5.113%, 05/03/29		301	303,374
	4.000%, 11/13/30		613	583,114
	3.625%, 06/17/31		1,000	924,248
	6.500%, 02/07/35		7,000	7,301,860
	Fortune Brands Innovations, Inc.
	4.000%, 03/25/32		500	479,600
	Fox Corp.
	5.476%, 01/25/39		10,014	9,984,493
	Freeport-McMoRan, Inc.
	5.450%, 03/15/43		5,000	4,872,471
	GATX Corp.
	3.500%, 06/01/32		316	295,230
	General Mills, Inc.
	3.850%, 04/23/34	EUR	2,700	3,247,802
	General Motors Co.
	5.150%, 04/01/38		1,000	964,707
General Motors Financial Co., Inc.
	2.700%, 06/10/31		2,500	2,273,626
	3.100%, 01/12/32		1,000	915,979
	Global Payments, Inc.
	2.900%, 05/15/30		1,900	1,766,306
	GLP Capital LP/GLP Financing II, Inc.
	3.250%, 01/15/32		500	452,637
	Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	6,379	6,512,985
	Goodyear Tire & Rubber Co.
	4.875%, 03/15/27		2,739	2,730,110
	Graphic Packaging International LLC
#Ω	3.750%, 02/01/30		4,540	4,288,058
Hasbro, Inc.
	6.350%, 03/15/40		1,350	1,414,528
	5.100%, 05/15/44		1,000	894,745
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		9,400	8,768,814

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
HCA, Inc.
	7.500%, 11/06/33		273	$312,586
	4.375%, 03/15/42		2,600	2,219,492
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,406,902
	Helmerich & Payne, Inc.
#	5.500%, 12/01/34		5,000	4,959,766
	HNI Corp.
Ω	5.125%, 01/18/29		542	535,280
	Howmet Aerospace, Inc.
	5.950%, 02/01/37		500	540,193
HP, Inc.
#	5.500%, 01/15/33		2,000	2,046,602
#	6.000%, 09/15/41		10,400	10,361,237
Huntsman International LLC
	4.500%, 05/01/29		4,750	4,570,642
#	5.700%, 10/15/34		7,000	6,542,414
Intel Corp.
	4.600%, 03/25/40		1,200	1,077,035
	2.800%, 08/12/41		1,657	1,170,859
	5.625%, 02/10/43		11,900	11,610,484
	International Business Machines Corp.
	0.650%, 02/11/32	EUR	5,000	5,104,228
	Interstate Power & Light Co.
	5.700%, 10/15/33		500	525,682
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	870,894
	2.700%, 01/15/34		2,100	1,775,283
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,671	1,520,703
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	787,883
Jefferies Financial Group, Inc.
	4.850%, 01/15/27		57	57,415
	2.625%, 10/15/31		1,200	1,068,271
	2.750%, 10/15/32		3,200	2,796,292
	John Deere Capital Corp., SOFR + 0.790%, FRN
(r)	4.508%, 06/08/26		5,000	5,009,211
Johnson & Johnson
	2.450%, 03/01/26		38	37,961
	2.950%, 03/03/27		100	99,313
	3.050%, 02/26/33	EUR	2,300	2,724,843
	2.100%, 09/01/40		250	175,905
	4.500%, 09/01/40		500	480,681
	JPMorgan Chase & Co.
	5.600%, 07/15/41		2,700	2,790,975
Juniper Networks, Inc.
	3.750%, 08/15/29		2,600	2,543,008
	2.000%, 12/10/30		750	666,922
	KB Home
	4.000%, 06/15/31		2,315	2,185,439
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Kemper Corp.
	2.400%, 09/30/30		4,800	$4,292,838
	3.800%, 02/23/32		3,500	3,236,817
Kilroy Realty LP
	2.500%, 11/15/32		10,500	8,774,465
	2.650%, 11/15/33		2,000	1,638,001
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		4,500	5,104,913
	5.000%, 08/15/42		1,000	927,159
	5.000%, 03/01/43		6,900	6,325,275
	Kroger Co.
	6.900%, 04/15/38		1,500	1,720,804
	Kyndryl Holdings, Inc.
	4.100%, 10/15/41		15,500	12,226,331
	Las Vegas Sands Corp.
#	6.200%, 08/15/34		4,500	4,680,895
	Liberty Mutual Group, Inc.
	4.625%, 12/02/30	EUR	2,000	2,513,230
Lincoln National Corp.
	6.300%, 10/09/37		3,550	3,778,906
	7.000%, 06/15/40		800	895,396
	LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	7,002,890
	Macy's Retail Holdings LLC
	4.500%, 12/15/34		3,000	2,702,046
Marriott International, Inc.
	4.000%, 04/15/28		5,901	5,896,188
	5.500%, 04/15/37		2,000	2,041,167
Merck & Co., Inc.
	3.900%, 03/07/39		500	444,898
	2.350%, 06/24/40		1,750	1,258,864
	4.150%, 05/18/43		8,000	6,872,070
	4.900%, 05/17/44		500	468,539
	3.700%, 02/10/45		1,000	792,371
Meta Platforms, Inc.
	4.950%, 05/15/33		7,770	7,914,074
	4.750%, 08/15/34		259	258,604
	MetLife, Inc.
	6.500%, 12/15/32		281	313,687
	MGM Resorts International
	4.625%, 09/01/26		2,693	2,694,524
Micron Technology, Inc.
#	2.703%, 04/15/32		500	449,660
	3.366%, 11/01/41		1,500	1,160,835
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		500	461,186
Ω	3.875%, 05/15/32		7,850	7,063,831
	Molson Coors Beverage Co.
	5.000%, 05/01/42		4,600	4,268,624
	Morgan Stanley
	6.375%, 07/24/42		177	196,092
	MPLX LP
	4.500%, 04/15/38		3,500	3,188,580

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Nasdaq, Inc.
	0.900%, 07/30/33	EUR	1,000	$988,435
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		232	275,943
Nestle Finance International Ltd.
	3.750%, 11/14/35	EUR	4,280	5,193,586
	5.125%, 12/07/38	GBP	631	854,919
	NewMarket Corp.
	2.700%, 03/18/31		255	233,487
	NIKE, Inc.
	3.250%, 03/27/40		5,277	4,246,777
	Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	744,137
Nordstrom, Inc.
	4.000%, 03/15/27		500	494,041
#	4.375%, 04/01/30		2,300	2,195,799
	4.250%, 08/01/31		3,300	3,052,019
	5.000%, 01/15/44		1,000	742,674
Novartis Capital Corp.
(r)	SOFR + 0.520%, FRN, 4.339%, 11/05/28		1,800	1,809,618
	3.700%, 09/21/42		200	165,627
	Nucor Corp.
#	3.125%, 04/01/32		2,300	2,140,340
	NuStar Logistics LP
	5.625%, 04/28/27		432	436,319
	NVIDIA Corp.
	3.500%, 04/01/40		500	421,657
	ONEOK Partners LP
	6.200%, 09/15/43		3,900	3,983,373
	ONEOK, Inc.
	6.350%, 01/15/31		200	214,497
Oracle Corp.
	3.800%, 11/15/37		2,000	1,610,349
	6.125%, 07/08/39		1,400	1,383,546
	3.600%, 04/01/40		3,000	2,215,783
	5.375%, 07/15/40		1,100	991,258
	3.650%, 03/25/41		9,000	6,567,311
	Owens Corning
	3.500%, 02/15/30		5,200	5,052,118
Paramount Global
	7.875%, 07/30/30		1,513	1,626,307
	4.950%, 01/15/31		500	478,341
	4.200%, 05/19/32		3,000	2,708,872
	5.500%, 05/15/33		400	376,949
	6.875%, 04/30/36		2,000	1,951,477
	4.850%, 07/01/42		2,000	1,460,361
	5.850%, 09/01/43		3,000	2,418,492
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	4,700	4,908,405
Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	4,883,932
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	2.750%, 04/01/32		4,600	$3,976,910
	5.625%, 01/15/33		1,000	1,004,000
Plains All American Pipeline LP/PAA Finance Corp.
	6.700%, 05/15/36		800	867,722
	6.650%, 01/15/37		1,700	1,847,722
	4.300%, 01/31/43		534	441,904
PPG Industries, Inc.
	3.250%, 03/04/32	EUR	2,311	2,714,842
Principal Financial Group, Inc.
	6.050%, 10/15/36		500	542,393
Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,535,944
	0.500%, 02/16/32	EUR	11,500	11,590,256
Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	661,899
Public Storage Operating Co.
	0.875%, 01/24/32	EUR	9,400	9,725,608
PulteGroup, Inc.
	6.000%, 02/15/35		800	856,827
Raymond James Financial, Inc.
	4.900%, 09/11/35		300	297,060
Rayonier LP
	2.750%, 05/17/31		3,185	2,887,077
Realty Income Corp.
	5.875%, 03/15/35		156	167,553
Rockies Express Pipeline LLC
Ω	7.500%, 07/15/38		1,000	1,094,639
Royalty Pharma PLC
	3.300%, 09/02/40		2,900	2,253,604
RTX Corp.
	4.450%, 11/16/38		1,000	940,088
	4.500%, 06/01/42		3,000	2,716,621
Sabra Health Care LP
	3.900%, 10/15/29		6,730	6,594,118
	3.200%, 12/01/31		3,658	3,348,921
Seagate Data Storage Technology Pte. Ltd.
Ω	4.091%, 06/01/29		900	882,155
Ω	4.125%, 01/15/31		9,500	9,050,745
Ω	5.750%, 12/01/34		2,800	2,859,654
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,593,917
Ω	6.875%, 07/15/33		8,692	9,138,021
Selective Insurance Group, Inc.
	5.900%, 04/15/35		2,500	2,614,045
Sempra
	3.800%, 02/01/38		1,253	1,076,245
	6.000%, 10/15/39		2,000	2,069,674

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	$4,889,169
Shell Finance U.S., Inc.
Ω	5.500%, 03/25/40		5,800	5,920,599
	4.550%, 08/12/43		2,000	1,791,383
	4.375%, 05/11/45		2,375	2,048,726
Shell International Finance BV
	1.875%, 04/07/32	EUR	6,800	7,508,456
	1.250%, 11/11/32	EUR	8,560	8,979,709
	3.625%, 08/21/42		12,200	9,827,802
	4.375%, 05/11/45		500	433,699
Simon Property Group LP
	2.250%, 01/15/32		100	88,336
Spectra Energy Partners LP
	4.500%, 03/15/45		2,000	1,692,787
State Street Bank & Trust Co., SOFR + 0.460%, FRN
(r)	4.217%, 11/25/26		4,000	4,008,399
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		800	704,707
#Ω	6.450%, 03/18/35		4,000	4,168,494
Tanger Properties LP
	2.750%, 09/01/31		1,000	908,508
Tapestry, Inc.
	3.050%, 03/15/32		1,800	1,640,276
Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,434,953
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		4,500	4,585,950
Ω	5.125%, 08/01/30		650	654,153
TC PipeLines LP
	3.900%, 05/25/27		2,000	1,995,375
Timken Co.
	4.125%, 04/01/32		600	575,806
T-Mobile USA, Inc.
	6.700%, 12/15/33		800	892,549
	4.375%, 04/15/40		6,700	5,986,726
Under Armour, Inc.
	3.250%, 06/15/26		6,250	6,214,664
UnitedHealth Group, Inc.
	3.500%, 08/15/39		5,300	4,376,534
	2.750%, 05/15/40		1,000	739,040
Unum Group
	5.750%, 08/15/42		125	124,707
Verizon Communications, Inc.
	3.400%, 03/22/41		2,000	1,558,483
VF Corp.
#	2.950%, 04/23/30		2,166	1,975,648
Viatris, Inc.
	3.850%, 06/22/40		16,500	12,703,195
Visa, Inc.
	3.125%, 05/15/33	EUR	26,900	31,784,343
	3.500%, 05/15/37	EUR	2,000	2,358,541
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	2.700%, 04/15/40		500	$383,107
	Vontier Corp.
	2.950%, 04/01/31		12,875	11,808,566
	Vornado Realty LP
	3.400%, 06/01/31		3,100	2,828,009
	Voya Financial, Inc.
	5.700%, 07/15/43		500	498,379
Walmart, Inc.
	5.250%, 09/28/35	GBP	6,000	8,507,538
	4.875%, 07/08/40		6,244	6,210,611
Wells Fargo & Co.
	0.625%, 03/25/30	EUR	1,016	1,097,496
	0.625%, 08/14/30	EUR	3,461	3,702,202
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.760%, 12/11/26		4,000	4,026,091
Western Digital Corp.
	4.750%, 02/15/26		212	211,882
	2.850%, 02/01/29		4,300	4,101,686
	Western Midstream Operating LP
	5.450%, 04/01/44		2,000	1,830,153
	Weyerhaeuser Co.
	7.375%, 03/15/32		254	289,069
Whirlpool Corp.
#	6.500%, 06/15/33		2,000	1,973,584
	5.750%, 03/01/34		300	282,429
	5.150%, 03/01/43		3,000	2,448,019
	Williams Cos., Inc.
	5.400%, 03/04/44		4,200	4,035,996
	WP Carey, Inc.
	2.450%, 02/01/32		1,900	1,679,444
	WRKCo, Inc.
	4.200%, 06/01/32		1,750	1,704,036
	XPLR Infrastructure Operating Partners LP
Ω	4.500%, 09/15/27		4,700	4,657,265
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,875	3,865,489
	3.625%, 03/15/31		2,470	2,335,010
	TOTAL UNITED STATES			1,183,516,123
	TOTAL BONDS			2,684,551,526
U.S. TREASURY OBLIGATIONS — (3.3%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.150%, FRN, 3.763%, 04/30/26		43,800	43,810,146
(r)	3M USTMMR + 0.182%, FRN, 3.795%, 07/31/26		31,000	31,017,404
(r)	3M USTMMR + 0.098%, FRN, 3.711%, 01/31/27		18,000	18,006,672

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

(r) 3M USTMMR + 0.190%, FRN, 3.803%, 10/31/27	5,000	$5,008,477
3.875%, 07/31/30	5,000	5,023,047
TOTAL U.S. TREASURY OBLIGATIONS		102,865,746
TOTAL INVESTMENT SECURITIES (Cost $3,066,102,072)		3,053,461,994

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	6,205,601	$71,780,182
TOTAL INVESTMENTS — (100.0%)
(Cost $3,137,880,735)^^			$3,125,242,176
As of January 31, 2026, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	3,440,621	USD	4,604,110	Citibank, N.A.	02/06/26	$103,841
GBP	8,039,756	USD	10,819,422	Citibank, N.A.	02/09/26	181,670
JPY	2,104,537,378	USD	13,298,470	Citibank, N.A.	02/09/26	307,153
EUR	6,734,494	USD	7,948,467	Bank of America Corp.	02/11/26	37,254
EUR	339,377	USD	398,917	Citibank, N.A.	02/12/26	3,534
EUR	3,828,477	USD	4,499,431	HSBC Bank	02/12/26	40,568
GBP	644,700	USD	865,269	Bank of America Corp.	02/17/26	16,891
NZD	397,347	USD	234,341	HSBC Bank	02/23/26	5,079
EUR	4,793,671	USD	5,599,108	Australia and New Zealand Bank	03/09/26	92,182
USD	9,536,658	EUR	8,001,939	HSBC Bank	03/09/26	36,348
USD	80,260,433	CAD	108,421,812	Bank of New York Mellon	04/06/26	422,593
USD	96,778,736	EUR	80,481,726	Australia and New Zealand Bank	04/30/26	994,192
Total Appreciation						$2,241,305
USD	1,213,762	CAD	1,688,136	Bank of America Corp.	02/02/26	$(26,010)
CAD	108,421,812	USD	80,046,048	Bank of New York Mellon	02/02/26	(420,732)
USD	2,571,722	CAD	3,576,564	Citibank, N.A.	02/02/26	(54,918)
USD	75,376,957	CAD	103,157,112	Morgan Stanley & Co. LLC	02/02/26	(381,947)
USD	2,857,532	EUR	2,459,400	Bank of America Corp.	02/04/26	(57,853)
USD	6,696,272	EUR	5,737,828	Citibank, N.A.	02/04/26	(105,377)
USD	3,760,120	EUR	3,208,146	HSBC Bank	02/04/26	(42,832)
USD	20,948,304	EUR	17,793,287	State Street Bank and Trust	02/04/26	(143,947)
USD	22,821,958	GBP	16,944,390	Royal Bank of Canada	02/06/26	(363,787)
USD	27,512,036	GBP	20,398,241	Bank of America Corp.	02/09/26	(399,624)
USD	94,924,801	EUR	81,119,944	Citibank, N.A.	02/09/26	(1,257,666)
USD	8,436,907	DKK	54,025,167	Citibank, N.A.	02/09/26	(141,065)
USD	710,945	AUD	1,062,323	Citibank, N.A.	02/09/26	(28,796)
USD	10,241,693	AUD	15,215,279	Societe Generale	02/09/26	(353,365)
USD	48,777,321	JPY	7,609,390,290	Societe Generale	02/09/26	(416,624)
USD	2,899,057	AUD	4,332,887	State Street Bank and Trust	02/09/26	(118,120)
USD	75,104,809	CAD	104,029,474	Bank of New York Mellon	02/11/26	(1,323,870)
USD	95,725,377	EUR	81,896,862	Citibank, N.A.	02/11/26	(1,387,402)
USD	96,244,990	EUR	82,535,830	Australia and New Zealand Bank	02/12/26	(1,630,102)
USD	8,511,436	AUD	12,739,450	Bank of America Corp.	02/12/26	(359,552)
EUR	2,619,229	USD	3,139,012	HSBC Bank	02/12/26	(33,000)
USD	44,221,107	AUD	66,164,644	Australia and New Zealand Bank	02/17/26	(1,851,599)
USD	22,232,474	GBP	16,529,815	Societe Generale	02/17/26	(385,707)
USD	14,059,687	NZD	24,418,251	Australia and New Zealand Bank	02/23/26	(653,484)
USD	42,065,473	AUD	62,232,186	Bank of New York Mellon	02/23/26	(1,268,501)

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	153,752	NZD	266,490	Citibank, N.A.	02/23/26	$(6,821)
USD	512,229	NZD	873,561	Citibank, N.A.	02/24/26	(14,153)
USD	22,240,237	GBP	16,560,055	Bank of New York Mellon	02/25/26	(419,171)
USD	534,673	NZD	913,459	Citibank, N.A.	02/27/26	(15,812)
EUR	4,788,327	USD	5,734,764	Australia and New Zealand Bank	03/09/26	(49,818)
USD	1,698,791	EUR	1,448,632	Citibank, N.A.	03/09/26	(21,099)
USD	4,649,422	EUR	3,966,872	HSBC Bank	03/09/26	(60,250)
USD	9,153,306	EUR	7,842,902	Royal Bank of Canada	03/09/26	(158,187)
USD	7,635,423	CAD	10,536,216	Societe Generale	03/09/26	(113,899)
USD	5,785,677	EUR	4,959,273	Societe Generale	03/09/26	(102,224)
USD	70,910,790	CAD	97,677,273	Bank of New York Mellon	03/10/26	(933,285)
USD	45,216,139	AUD	67,890,847	Australia and New Zealand Bank	03/13/26	(2,055,652)
USD	77,258,066	CAD	106,929,374	Citibank, N.A.	03/17/26	(1,414,444)
USD	2,347,705	NZD	4,066,949	Citibank, N.A.	03/17/26	(104,818)
USD	103,531,411	EUR	88,652,954	Societe Generale	03/17/26	(1,761,435)
USD	50,476,032	JPY	7,966,930,002	UBS AG	03/17/26	(1,188,756)
USD	103,828,523	EUR	88,976,320	Royal Bank of Canada	03/23/26	(1,878,172)
USD	96,216,925	EUR	81,849,992	Societe Generale	03/24/26	(1,028,034)
USD	101,877,252	EUR	86,793,475	Citibank, N.A.	03/27/26	(1,255,534)
USD	39,505,345	JPY	6,231,679,796	Societe Generale	03/27/26	(941,264)
USD	103,099,980	EUR	87,545,485	HSBC Bank	03/30/26	(941,052)
Total (Depreciation)						$(27,669,760)
Total Appreciation (Depreciation)						$(25,428,455)
As of January 31, 2026, the value of Rule 144A securities amounted to $207,330,623 or 7.1% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$266,044,722	—	$266,044,722
Bonds
Australia	—	231,725,974	—	231,725,974
Belgium	—	25,299,701	—	25,299,701
Canada	—	471,935,053	—	471,935,053
Denmark	—	24,217,540	—	24,217,540
Finland	—	5,406,552	—	5,406,552
France	—	182,857,639	—	182,857,639
Germany	—	94,925,171	—	94,925,171
Hong Kong	—	18,925,044	—	18,925,044
Ireland	—	4,418,708	—	4,418,708
Italy	—	37,659,461	—	37,659,461
Japan	—	126,696,150	—	126,696,150
Luxembourg	—	17,495,759	—	17,495,759
Netherlands	—	45,307,355	—	45,307,355
New Zealand	—	17,920,911	—	17,920,911
Norway	—	18,087,260	—	18,087,260
Spain	—	14,720,242	—	14,720,242
Supranational Organization Obligations	—	55,993,180	—	55,993,180
Sweden	—	3,314,511	—	3,314,511

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$22,985,501	—	$22,985,501
United Kingdom	—	81,143,691	—	81,143,691
United States	—	1,183,516,123	—	1,183,516,123
U.S. Treasury Obligations	—	102,865,746	—	102,865,746
Securities Lending Collateral	—	71,780,182	—	71,780,182
Total Investments in Securities	—	$3,125,242,176	—	$3,125,242,176
Financial Instruments
Assets
Forward Currency Contracts**	—	2,241,305	—	2,241,305
Liabilities
Forward Currency Contracts**	—	(27,669,760)	—	(27,669,760)
Total Financial Instruments	—	$(25,428,455)	—	$(25,428,455)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (3.4%)
*	Allianca Saude e Participacoes SA	2,000	$1,782
	Allied Tecnologia SA	18,800	29,900
	Allos SA	46,200	271,261
*	Allpark Empreendimentos Participacoes e Servicos SA	5,900	5,179
	Alupar Investimento SA	52,236	336,974
#	Ambev SA (ABEV US), ADR	220,998	614,374
	Ambev SA (ABEV3 BZ)	9,200	25,960
	Anima Holding SA	46,900	46,608
	Armac Locacao Logistica E Servicos SA	13,600	12,378
	Auren Energia SA	20,135	43,081
	Axia Energia	46,749	482,969
	Azzas 2154 SA	5,102	25,923
	B3 SA - Brasil Bolsa Balcao	568,053	1,743,206
	Banco ABC Brasil SA	2,703	13,775
	Banco Bradesco SA (BBDC3 BZ)	100,783	350,833
	Banco BTG Pactual SA	22,777	259,462
	Banco do Brasil SA	220,072	1,054,623
	Banco Santander Brasil SA	271,757	1,875,486
	BB Seguridade Participacoes SA	95,054	673,881
	Bemobi Mobile Tech SA	13,617	64,142
*	Blau Farmaceutica SA	16,120	31,151
	Boa Safra Sementes SA	10,905	18,069
	BR Advisory Partners Participacoes SA	4,400	16,579
	Brisanet Servicos de Telecomunicacoes SA	21,500	13,604
	C&A Modas SA	42,650	96,682
	Caixa Seguridade Participacoes SA	51,588	169,681
	Camil Alimentos SA	8,542	10,810
*	Cia Brasileira de Aluminio	33,667	65,124
*	Cia Brasileira de Distribuicao	77,936	56,866
		Shares	Value»
BRAZIL — (Continued)
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	5,230	$140,466
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	23,012	617,501
	Cia de Saneamento de Minas Gerais Copasa MG	40,100	389,742
	Cia De Sanena Do Parana (SAPR11 BZ)	39,700	352,135
	Cia De Sanena Do Parana (SAPR3 BZ)	21,300	46,139
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	11,964	25,722
	Cia Energetica de Minas Gerais (CMIG3 BZ)	107,341	307,781
	Cia Paranaense de Energia - Copel CPLE3 BZ	518,501	1,298,531
	Cogna Educacao SA	696,163	601,880
	CPFL Energia SA	36,995	361,743
	Cruzeiro do Sul Educacional SA	22,000	30,098
	CSU Digital SA	3,600	13,182
	Cury Construtora e Incorporadora SA	70,816	464,908
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	106,577	605,511
Ω	Desktop SA	13,800	39,071
	Dexco SA	158,693	172,782
*	Diagnosticos da America SA	46,643	37,756
	Dimed SA Distribuidora da Medicamentos	22,448	56,432
	Direcional Engenharia SA	65,325	173,157
	EcoRodovias Infraestrutura e Logistica SA	89,540	201,104
	Embraer SA	158,074	2,912,028
	Empreendimentos Pague Menos SA PGMN3 BZ	20,589	25,664

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Empreendimentos Pague Menos SA PGMN9 BZ	818	$1,020
	Energisa SA	95,789	928,449
	Engie Brasil Energia SA	64,254	400,096
	Equatorial SA	160,897	1,251,039
	Even Construtora e Incorporadora SA	44,580	67,343
	Ez Tec Empreendimentos e Participacoes SA	51,111	147,037
	Fleury SA	79,367	250,646
	Fras-Le SA	12,652	58,419
#	Gerdau SA, Sponsored ADR	55,511	237,032
Ω	GPS Participacoes e Empreendimentos SA	55,969	199,299
	Grendene SA	41,217	38,846
	Grupo Mateus SA	96,585	88,276
	Grupo SBF SA	33,476	91,597
	Guararapes Confeccoes SA	19,565	36,507
*Ω	Hapvida Participacoes e Investimentos SA	70,426	173,966
	Hypera SA	64,437	308,671
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	16,700	39,158
	Iochpe Maxion SA	22,800	47,742
	Irani Papel e Embalagem SA	33,400	57,690
*	IRB-Brasil Resseguros SA	18,102	198,983
	JHSF Participacoes SA	91,696	166,395
	JSL SA	14,248	20,170
	Kepler Weber SA	41,740	81,216
	Klabin SA	433,971	1,579,950
	Lavvi Empreendimentos Imobiliarios SA	12,800	43,512
	Localiza Rent a Car SA	106,530	979,523
*	Log-in Logistica Intermodal SA	6,000	37,053
*	Lojas Quero-Quero SA	65,757	31,612
	Lojas Renner SA	209,643	594,740
Ω	LWSA SA	82,971	77,094
	M Dias Branco SA	14,332	67,619
	Magazine Luiza SA	64,431	119,857
	Marcopolo SA	50,160	57,187
	Melnick Even Desenvolvimento Imobiliario SA	16,200	12,282
		Shares	Value»
BRAZIL — (Continued)
	Mills Locacao Servicos e Logistica SA	41,800	$123,111
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	28,300	21,295
	Motiva Infraestrutura de Mobilidade SA	305,757	973,728
	Moura Dubeux Engenharia SA	12,407	67,378
	Movida Participacoes SA	69,411	164,204
*	MRV Engenharia e Participacoes SA	111,580	171,099
	Multiplan Empreendimentos Imobiliarios SA	12,106	75,772
*	Natura Cosmeticos SA	145,248	242,045
	Neoenergia SA	60,609	373,138
*	Oceanpact Servicos Maritimos SA	15,900	28,460
	Odontoprev SA	106,697	227,880
*	Oncoclinicas do Brasil Servicos Medicos SA	12,800	5,789
	Plano & Plano Desenvolvimento Imobiliario SA	12,079	34,680
	Porto Seguro SA	92,118	879,390
	Positivo Tecnologia SA	30,352	25,953
	Profarma Distribuidora de Produtos Farmaceuticos SA	5,300	9,245
	Qualicorp Consultoria e Corretora de Seguros SA	72,400	31,229
	Raia Drogasil SA	366,487	1,706,129
Ω	Rede D'Or Sao Luiz SA	46,711	376,248
	Romi SA	17,940	28,703
	Rumo SA	22,700	63,665
	Sendas Distribuidora SA (ASAI US), ADR	2,192	18,172
	Sendas Distribuidora SA (ASAI3 BZ)	434,253	707,149
Ω	Ser Educacional SA	18,800	44,653
	Simpar SA	101,351	128,837
*	Smartfit Escola de Ginastica e Danca SA	24,637	103,695
	Suzano SA (SUZB3 BZ)	124,959	1,171,294
	SYN prop e tech SA	20,226	19,524
	Tegma Gestao Logistica SA	19,200	142,283
	Telefonica Brasil SA (VIV US), ADR	18,532	262,784

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Telefonica Brasil SA (VIVT3 BZ)	46,400	$329,568
	TIM SA	206,800	963,515
	TOTVS SA	66,708	564,947
	Transmissora Alianca de Energia Eletrica SA	80,252	634,818
	Tres Tentos Agroindustrial SA	16,800	53,119
	Trisul SA	52,783	71,109
*	Tupy SA	13,700	32,514
#	Ultrapar Participacoes SA (UGP US), Sponsored ADR	55,886	267,135
	Ultrapar Participacoes SA (UGPA3 BZ)	235,566	1,136,034
*	Uniao Pet Participacoes SA	37,800	25,283
	Unifique Telecomunicacoes SA	11,684	11,833
	Unipar Carbocloro SA	6,409	73,227
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,379	107,202
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	132,110	100,160
	Veste SA Estilo	4,700	3,278
	Vibra Energia SA	554,652	3,031,075
	Vivara Participacoes SA	29,900	160,103
	Vulcabras SA	15,690	53,724
	WEG SA	166,778	1,639,021
	XP, Inc., BDR	2,473	47,930
	YDUQS Participacoes SA	48,164	134,258
TOTAL BRAZIL			43,441,107
CHILE — (0.7%)
	Aguas Andinas SA, Class A	689,304	303,681
	Banco de Chile (BCH US), ADR	19,622	856,101
	Banco de Chile (CHILE CI)	1,082,723	238,506
	Banco de Credito e Inversiones SA	8,629	641,283
	Banco Itau Chile SA	6,357	173,035
	Banco Santander Chile (BSAC US), ADR	7,781	274,047
		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile (BSAN CI)	4,731,162	$416,140
	Besalco SA	118,298	189,373
	BICECORP SA	450,755	226,979
	Camanchaca SA	228,863	25,099
*	CAP SA	5,893	55,640
	Cencosud SA	152,357	509,828
	Cencosud Shopping SA	80,676	258,549
	Cia Cervecerias Unidas SA (CCU CI)	24,702	181,657
	Embotelladora Andina SA, ADR, Class B	10,551	331,512
	Empresa Nacional de Telecomunicaciones SA	39,535	212,247
	Empresas CMPC SA	230,620	345,745
	Empresas Copec SA	21,619	184,295
*	Empresas Hites SA	172,193	25,010
	Enel Americas SA (ENELAM CI)	1,117,182	105,470
	Enel Chile SA (ENELCHIL CI)	1,695,798	143,773
	Falabella SA	36,318	281,883
	Forus SA	22,023	61,873
	Instituto de Diagnostico SA	1,465	4,632
	Inversiones Aguas Metropolitanas SA	121,480	154,166
	Inversiones La Construccion SA	7,731	192,841
*	Masisa SA	657,534	12,576
*	Multiexport Foods SA	74,232	29,385
	Parque Arauco SA	108,099	459,462
	PAZ Corp. SA	19,614	19,519
	Plaza SA	83,322	362,413
	Ripley Corp. SA	177,743	89,359
	Salfacorp SA	180,426	297,114
	Sigdo Koppers SA	84,902	165,222
	SMU SA	812,541	152,249
	Sociedad Matriz SAAM SA	1,197,624	188,982
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,242	402,795
	SONDA SA	176,889	67,814
	Vina Concha y Toro SA	102,802	117,177
TOTAL CHILE			8,757,432
CHINA — (28.2%)
	263 Network Communications Co. Ltd., Class A	24,200	23,042

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	360 Security Technology, Inc., Class A	41,400	$72,279
	361 Degrees International Ltd.	278,000	204,606
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	23,800	90,743
Ω	3SBio, Inc.	347,000	1,034,688
*	ABA Chemicals Corp., Class A	20,700	21,987
	Accelink Technologies Co. Ltd., Class A	3,200	33,233
*	ADAMA Ltd., Class A	25,800	23,105
*	Addsino Co. Ltd., Class A	20,500	83,935
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,310	65,310
	Advanced Technology & Materials Co. Ltd., Class A	17,320	59,188
*	AECC Aero Science & Technology Co. Ltd., Class A	9,500	70,989
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	68,880
	AECC Aviation Power Co. Ltd., Class A	11,400	76,005
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	32,054
*	Agile Group Holdings Ltd.	376,000	13,698
*	Agora, Inc., ADR	14,112	58,847
	Agricultural Bank of China Ltd., Class H	1,584,000	1,107,401
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	122,949
*	AIFU, Inc., Class A	936	1,919
*Ω	AInnovation Technology Group Co. Ltd., Class H	49,500	36,468
	Aisino Corp., Class A	33,000	47,656
	Ajisen China Holdings Ltd.	95,000	11,065
Ω	AK Medical Holdings Ltd.	78,000	58,256
#*Ω	Akeso, Inc.	3,000	42,344
	Alibaba Group Holding Ltd. (9988 HK)	1,050,900	22,356,399
		Shares	Value»
CHINA — (Continued)
*	Alibaba Health Information Technology Ltd.	32,000	$26,540
	All Winner Technology Co. Ltd., Class A	4,420	29,185
	Allmed Medical Products Co. Ltd., Class A	14,300	23,757
*	Alpha Group, Class A	24,400	32,849
*	Amlogic Shanghai Co. Ltd., Class A	3,216	40,613
	Amoy Diagnostics Co. Ltd., Class A	7,380	23,210
	Amrita Global Development Ltd.	50,000	3,840
	Andon Health Co. Ltd., Class A	4,000	23,941
	ANE Cayman, Inc.	108,000	167,694
Ω	Angelalign Technology, Inc.	1,400	12,291
	Anhui Anfu Battery Technology Co. Ltd., Class A	3,200	23,404
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	53,245
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	37,138
#	Anhui Expressway Co. Ltd., Class H	88,000	156,229
	Anhui Guangxin Agrochemical Co. Ltd., Class A	19,668	45,291
	Anhui Gujing Distillery Co. Ltd., Class A	3,500	66,500
	Anhui Heli Co. Ltd., Class A	15,200	47,678
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	70,165
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	26,709
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	8,700	68,445
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	53,006
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	25,479

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	39,800	$75,547
	Anhui Xinhua Media Co. Ltd., Class A	24,800	24,652
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	49,688
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,100	39,377
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,808	70,127
	Anjoy Foods Group Co. Ltd., Class A	4,800	61,643
	Anker Innovations Technology Co. Ltd., Class A	3,120	44,718
	ANTA Sports Products Ltd.	263,800	2,635,343
	Anton Oilfield Services Group	1,062,000	161,825
	Aotecar New Energy Technology Group Co. Ltd., Class A	45,000	20,773
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	71,590
*	ApicHope Pharmaceutical Group Co. Ltd.	5,600	27,111
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	10,900	87,928
#Ω	AsiaInfo Technologies Ltd.	97,200	106,562
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,700	29,376
	Aurisco Pharmaceutical Co. Ltd., Class A	6,200	25,609
	Autel Intelligent Technology Corp. Ltd., Class A	8,921	44,887
	Autobio Diagnostics Co. Ltd., Class A	8,800	46,437
	Autohome, Inc., ADR	8,638	190,382
	Avary Holding Shenzhen Co. Ltd., Class A	15,700	128,826
		Shares	Value»
CHINA — (Continued)
	AviChina Industry & Technology Co. Ltd., Class H	736,000	$390,401
	Avicopter PLC, Class A	8,800	46,332
*	BAIC Foton Motor Co. Ltd., Class A	67,300	28,563
*Ω	BAIC Motor Corp. Ltd., Class H	511,500	121,058
*	Baidu, Inc. (9888 HK), Class A	197,700	3,789,424
*	Baidu, Inc. (BIDU US), Sponsored ADR	6,728	1,030,595
#*Ω	Bairong, Inc.	97,000	137,864
	Bank of Beijing Co. Ltd., Class A	182,900	139,475
	Bank of Changsha Co. Ltd., Class A	58,200	81,726
	Bank of Chengdu Co. Ltd., Class A	46,900	108,807
	Bank of China Ltd., Class H	4,213,000	2,515,933
	Bank of Chongqing Co. Ltd., Class H	300,500	302,332
	Bank of Communications Co. Ltd., Class H	958,000	823,009
	Bank of Guiyang Co. Ltd., Class A	65,936	55,113
	Bank of Hangzhou Co. Ltd., Class A	76,900	178,875
	Bank of Jiangsu Co. Ltd., Class A	173,880	253,402
	Bank of Nanjing Co. Ltd., Class A	114,522	173,508
	Bank of Ningbo Co. Ltd., Class A	61,758	275,069
Ω	Bank of Qingdao Co. Ltd., Class H	303,500	163,593
	Bank of Shanghai Co. Ltd., Class A	122,600	162,992
	Bank of Suzhou Co. Ltd., Class A	33,130	39,241
	Bank of Xi'an Co. Ltd., Class A	53,300	28,768
#Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	6,925
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	14,700	29,638
	Baoji Titanium Industry Co. Ltd., Class A	6,000	32,903
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	16,230

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Baowu Magnesium Technology Co. Ltd., Class A	16,940	$45,332
	Baoxiniao Holding Co. Ltd., Class A	22,100	12,813
	Baoye Group Co. Ltd., Class H	66,000	35,709
*	Baozun, Inc. (BZUN US), Sponsored ADR	13,006	34,856
*	Be Friends Holding Ltd.	198,000	24,628
	Bear Electric Appliance Co. Ltd., Class A	5,800	36,115
	Befar Group Co. Ltd., Class A	28,200	22,641
	Beibuwan Port Co. Ltd., Class A	31,000	43,604
	Beijing Balance Medical Technology Co. Ltd., Class A	1,204	18,533
*	Beijing BDStar Navigation Co. Ltd., Class A	5,000	31,408
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	16,544
*	Beijing Capital Development Co. Ltd., Class A	56,800	45,652
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	80,870	35,849
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	17,750	32,353
	Beijing CTJ Information Technology Co. Ltd., Class A	3,580	11,640
	Beijing Dahao Technology Corp. Ltd., Class A	7,300	18,740
	Beijing Easpring Material Technology Co. Ltd., Class A	3,621	29,850
*	Beijing eGOVA Co. Ltd., Class A	9,200	19,574
	Beijing Energy International Holding Co. Ltd.	174,800	26,372
	Beijing Enlight Media Co. Ltd., Class A	21,700	61,022
	Beijing Enterprises Holdings Ltd.	144,000	652,315
		Shares	Value»
CHINA — (Continued)
	Beijing Enterprises Water Group Ltd.	1,096,000	$377,310
	Beijing Fengjing Automotive Parts Co. Ltd.	42,700	25,758
	Beijing Gehua CATV Network Co. Ltd., Class A	23,000	27,063
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	28,785
	Beijing Haohua Energy Resource Co. Ltd., Class A	21,100	24,326
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	907	39,307
	Beijing Jetsen Technology Co. Ltd., Class A	107,200	93,416
	Beijing Kingsoft Office Software, Inc., Class A	1,868	90,418
*	Beijing Leike Defense Technology Co. Ltd., Class A	12,300	23,551
*	Beijing North Star Co. Ltd., Class H	198,000	19,996
	Beijing Oriental Jicheng Co. Ltd., Class A	3,101	12,607
	Beijing Roborock Technology Co. Ltd., Class A	1,626	33,357
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	17,018
	Beijing Shiji Information Technology Co. Ltd., Class A	21,770	39,994
	Beijing Sifang Automation Co. Ltd., Class A	9,500	51,026
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	21,196
*	Beijing Sojo Electric Co. Ltd., Class A	21,800	40,648
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	19,672

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Strong Biotechnologies, Inc., Class A	12,600	$23,977
	Beijing Teamsun Technology Co. Ltd., Class A	8,100	24,368
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	18,432
	Beijing Tiantan Biological Products Corp. Ltd., Class A	7,200	17,250
	Beijing Tong Ren Tang Co. Ltd., Class A	12,600	54,990
	Beijing Ultrapower Software Co. Ltd., Class A	48,101	84,665
	Beijing United Information Technology Co. Ltd., Class A	26,772	104,176
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	6,606
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,400	30,730
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,373	14,358
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	35,606
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	1,700	13,310
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	42,304
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	151,400	106,065
*	BeOne Medicines Ltd., Class H	18,000	474,713
*	BeOne Medicines Ltd. (BGNE US), ADR	1,982	674,633
	Bestore Co. Ltd., Class A	14,500	24,874
*	Bestway Marine & Energy Technology Co. Ltd., Class A	13,500	15,765
		Shares	Value»
CHINA — (Continued)
	Bethel Automotive Safety Systems Co. Ltd., Class A	3,860	$28,673
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	29,161
	Beyondsoft Corp., Class A	19,400	38,847
*	BGI Genomics Co. Ltd., Class A	3,200	23,293
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	33,371
*	Bilibili, Inc., Class Z	28,600	979,830
	Binhai Investment Co. Ltd.	48,774	7,070
	Binjiang Service Group Co. Ltd.	5,000	14,685
	Black Peony Group Co. Ltd., Class A	20,700	28,850
#Ω	Blue Moon Group Holdings Ltd.	244,500	87,919
*	Blue Sail Medical Co. Ltd., Class A	24,900	21,211
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	37,380	125,353
	Bluestar Adisseo Co., Class A	9,500	13,110
Ω	BOC Aviation Ltd.	78,100	809,088
	BOC International China Co. Ltd., Class A	18,500	36,183
*	BOE HC SemiTek Corp.	23,000	27,576
	BOE Varitronix Ltd.	97,000	60,279
*	Bohai Leasing Co. Ltd., Class A	149,500	95,676
*	Bomin Electronics Co. Ltd., Class A	17,400	29,486
	Bosideng International Holdings Ltd.	1,644,000	1,003,327
	Brilliance China Automotive Holdings Ltd.	716,000	370,203
	Bros Eastern Co. Ltd., Class A	27,900	28,479
*	B-Soft Co. Ltd., Class A	32,770	25,562
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	21,800	33,916
	BYD Co. Ltd., Class H	192,000	2,393,637
#	BYD Electronic International Co. Ltd.	265,500	1,133,632

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	By-health Co. Ltd., Class A	27,500	$48,217
*	C C Land Holdings Ltd.	321,000	49,305
	C&D International Investment Group Ltd.	260,332	536,261
	C&D Property Management Group Co. Ltd.	252,000	86,798
	Cabbeen Fashion Ltd.	40,000	7,242
	Caitong Securities Co. Ltd., Class A	53,950	72,268
*	Cambricon Technologies Corp. Ltd., Class A	279	50,491
	Camel Group Co. Ltd., Class A	14,900	20,344
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	36,981
	Canmax Technologies Co. Ltd., Class A	11,570	76,606
	Canny Elevator Co. Ltd., Class A	12,500	14,523
	Castech, Inc., Class A	10,560	106,940
	CECEP Solar Energy Co. Ltd., Class A	83,300	64,373
	CECEP Wind-Power Corp., Class A	260,430	115,808
	Central China Land Media Co. Ltd., Class A	16,200	29,791
*	CETC Chips Technology, Inc., Class A	12,300	38,592
	CETC Cyberspace Security Technology Co. Ltd., Class A	14,300	39,614
	CETC Digital Technology Co. Ltd., Class A	13,230	52,944
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	32,893
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	26,898
Ω	CGN Power Co. Ltd., Class H	1,287,000	536,647
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	16,097
		Shares	Value»
CHINA — (Continued)
	Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	$30,361
	Changchun UP Optotech Co. Ltd., Class A	5,900	46,118
	Changhong Meiling Co. Ltd., Class A	16,000	15,312
	Changjiang Publishing & Media Co. Ltd., Class A	37,400	49,502
	Changzhou Qianhong Biopharma Co. Ltd., Class A	28,400	32,495
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	49,641
*	Chanjet Information Technology Co. Ltd., Class H	26,100	26,701
	Chaowei Power Holdings Ltd.	107,000	18,851
	Chaozhou Three-Circle Group Co. Ltd., Class A	9,500	67,812
Ω	Cheerwin Group Ltd.	105,500	32,580
*	Chen Lin Education Group Holdings Ltd.	66,000	10,647
	Cheng De Lolo Co. Ltd., Class A	20,000	24,683
	Chengdu B-Ray Media Co. Ltd., Class A	26,500	23,006
	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	34,774
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	15,522
	Chengdu Galaxy Magnets Co. Ltd., Class A	4,500	22,838
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,600	30,768
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,300	64,605
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	12,507

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	$15,307
	Chengdu Wintrue Holding Co. Ltd., Class A	12,600	26,477
	Chengdu Xingrong Environment Co. Ltd., Class A	27,000	28,438
	Chenguang Biotech Group Co. Ltd., Class A	10,000	19,490
*	Chengxin Lithium Group Co. Ltd., Class A	3,500	17,849
	Chengzhi Co. Ltd., Class A	35,500	46,760
	Chervon Holdings Ltd.	13,500	41,743
	Chifeng Jilong Gold Mining Co. Ltd., Class A	9,400	54,918
*	China Agriculture Development Seed Group Co. Ltd., Class A	23,500	29,842
	China Aircraft Leasing Group Holdings Ltd.	122,587	76,063
*	China Aluminum International Engineering Corp. Ltd., Class H	99,000	34,175
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	42,542
	China Baoan Group Co. Ltd., Class A	12,700	17,536
	China Bester Group Telecom Co. Ltd., Class A	6,370	23,601
*Ω	China Bohai Bank Co. Ltd., Class H	531,500	61,925
	China CAMC Engineering Co. Ltd., Class A	19,900	25,146
	China CITIC Bank Corp. Ltd., Class H	1,258,000	1,171,691
	China Communications Services Corp. Ltd., Class H	760,000	461,559
*	China Conch Environment Protection Holdings Ltd.	330,500	22,423
	China Conch Venture Holdings Ltd.	293,500	401,028
		Shares	Value»
CHINA — (Continued)
	China Construction Bank Corp., Class H	6,051,000	$6,109,877
	China CSSC Holdings Ltd., Class A	12,700	61,299
	China CYTS Tours Holding Co. Ltd., Class A	14,200	20,186
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	184,588
	China Design Group Co. Ltd., Class A	16,900	19,774
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	171,934
	China Dongxiang Group Co. Ltd.	557,000	31,660
Ω	China East Education Holdings Ltd.	82,000	59,910
	China Electronics Huada Technology Co. Ltd.	214,000	37,187
*	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	22,450
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	828,000	121,792
	China Everbright Bank Co. Ltd., Class H	693,000	288,853
#	China Everbright Ltd.	356,000	446,498
*	China Express Airlines Co. Ltd., Class A	16,900	25,522
	China Film Group Co. Ltd., Class A	17,100	43,724
*	China First Heavy Industries Co. Ltd., Class A	89,100	65,666
	China Foods Ltd.	188,000	104,140
	China Galaxy Securities Co. Ltd., Class H	924,000	1,242,500
#	China Gas Holdings Ltd.	636,098	630,089
	China Gold International Resources Corp. Ltd. (2099 HK)	58,900	1,491,405
	China Great Wall Securities Co. Ltd., Class A	30,800	43,618

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Greatwall Technology Group Co. Ltd., Class A	10,900	$24,886
	China Haisum Engineering Co. Ltd., Class A	13,300	21,147
*	China Harmony Auto Holding Ltd.	245,500	32,278
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	20,493
#*	China High Speed Transmission Equipment Group Co. Ltd.	57,000	13,291
Ω	China International Capital Corp. Ltd., Class H	337,200	913,872
	China International Marine Containers Group Co. Ltd., Class H	215,490	245,016
	China Isotope & Radiation Corp., Class H	15,600	43,764
	China Jinmao Holdings Group Ltd.	1,248,888	276,608
	China Jushi Co. Ltd., Class A	27,971	85,979
	China Leadshine Technology Co. Ltd., Class A	8,500	49,006
	China Lesso Group Holdings Ltd.	163,000	125,221
	China Lilang Ltd.	145,000	62,197
*Ω	China Literature Ltd.	31,400	143,721
	China Medical System Holdings Ltd.	479,000	859,212
	China Meheco Group Co. Ltd., Class A	41,620	65,125
	China Meidong Auto Holdings Ltd.	122,000	22,807
	China Merchants Bank Co. Ltd., Class H	260,000	1,588,495
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	30,800	41,581
*	China Merchants Land Ltd.	606,000	22,484
	China Merchants Port Holdings Co. Ltd.	274,846	553,155
		Shares	Value»
CHINA — (Continued)
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	$43,300
Ω	China Merchants Securities Co. Ltd., Class H	66,540	124,283
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	52,700	80,133
	China Minsheng Banking Corp. Ltd., Class H	864,000	429,903
	China National Accord Medicines Corp. Ltd., Class A	15,990	59,957
	China National Chemical Engineering Co. Ltd., Class A	61,400	78,622
	China National Gold Group Gold Jewellery Co. Ltd., Class A	19,900	41,941
	China National Medicines Corp. Ltd., Class A	12,300	51,451
	China National Nuclear Power Co. Ltd., Class A	299,600	371,039
*Ω	China New Higher Education Group Ltd.	186,618	21,528
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	35,311
#	China Nonferrous Mining Corp. Ltd.	528,000	1,046,529
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,449	120,986
	China Oilfield Services Ltd., Class H	638,000	701,186
	China Overseas Grand Oceans Group Ltd.	628,638	212,710
	China Overseas Land & Investment Ltd.	594,500	1,065,471
	China Pacific Insurance Group Co. Ltd., Class H	671,000	3,379,717

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Petroleum Engineering Corp., Class A	48,700	$29,294
	China Publishing & Media Co. Ltd., Class A	22,400	23,452
	China Railway Group Ltd., Class H	707,000	407,991
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	32,969
	China Railway Materials Co. Ltd., Class A	108,000	45,226
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	217,461
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	26,600
*	China Rare Earth Holdings Ltd.	436,000	29,301
*	China Rare Earth Resources & Technology Co. Ltd., Class A	3,100	23,963
#	China Reinsurance Group Corp., Class H	1,874,000	422,339
	China Resources Beer Holdings Co. Ltd.	307,000	1,027,044
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	13,868
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	46,167
#	China Resources Gas Group Ltd.	391,900	1,078,170
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	46,864
	China Resources Land Ltd.	540,500	2,116,698
	China Resources Medical Holdings Co. Ltd.	162,500	67,395
#Ω	China Resources Mixc Lifestyle Services Ltd.	230,400	1,362,578
#Ω	China Resources Pharmaceutical Group Ltd.	606,000	352,802
		Shares	Value»
CHINA — (Continued)
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,985	$44,439
#*	China Ruyi Holdings Ltd.	1,924,000	532,118
	China Science Publishing & Media Ltd., Class A	7,400	22,390
	China Shineway Pharmaceutical Group Ltd.	70,000	84,820
*	China Silver Group Ltd.	494,000	42,354
	China South Publishing & Media Group Co. Ltd., Class A	33,100	52,574
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	40,400	36,142
	China Southern Power Grid Technology Co. Ltd., Class A	4,497	33,654
	China State Construction Engineering Corp. Ltd., Class A	366,183	265,561
	China State Construction International Holdings Ltd.	496,000	595,799
#	China Suntien Green Energy Corp. Ltd., Class H	693,000	355,674
	China Taiping Insurance Holdings Co. Ltd.	468,200	1,534,213
	China Testing & Certification International Group Co. Ltd., Class A	12,381	11,685
	China Tianying, Inc., Class A	55,800	49,043
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	23,600	273,818
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	5,241	67,358
	China TransInfo Technology Co. Ltd., Class A	23,000	40,816

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Travel International Investment Hong Kong Ltd.	264,000	$46,291
	China Tungsten & Hightech Materials Co. Ltd., Class A	11,730	81,352
*	China Union Holdings Ltd., Class A	17,000	14,532
#*	China Vanke Co. Ltd., Class H	190,504	92,569
	China Vered Financial Holding Corp. Ltd.	158,500	22,177
	China Wafer Level CSP Co. Ltd., Class A	8,900	40,478
	China Water Affairs Group Ltd.	204,000	140,814
	China World Trade Center Co. Ltd., Class A	4,000	11,818
	China Yangtze Power Co. Ltd., Class A	213,697	810,483
	China Yongda Automobiles Services Holdings Ltd.	372,000	74,398
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	39,203
	China Zheshang Bank Co. Ltd., Class H	568,800	182,197
#	Chinasoft International Ltd.	804,000	517,457
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	17,300	23,370
	Chongqing Brewery Co. Ltd., Class A	6,466	48,465
	Chongqing Changan Automobile Co. Ltd., Class A	61,500	98,384
	Chongqing Chuanyi Automation Co. Ltd., Class A	15,510	54,848
	Chongqing Department Store Co. Ltd., Class A	5,700	20,189
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	63,665	113,749
		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	$36,007
	Chongqing Gas Group Corp. Ltd., Class A	21,600	17,939
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	102,984
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	537,516
	Chongqing Zhifei Biological Products Co. Ltd., Class A	9,450	23,627
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	8,500	25,007
#	Chow Tai Fook Jewellery Group Ltd.	218,400	401,395
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,950	76,838
	CIG Shanghai Co. Ltd., Class A	4,700	76,414
	CIMC Enric Holdings Ltd.	154,000	218,427
*	Cinda Real Estate Co. Ltd., Class A	46,000	22,760
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	27,454
*	CITIC Guoan Information Industry Co. Ltd., Class A	63,500	26,371
	CITIC Heavy Industries Co. Ltd., Class A	36,000	39,327
	CITIC Securities Co. Ltd., Class H	175,850	658,083
*	ClouDr Group Ltd.	51,500	5,800
#*	CMGE Technology Group Ltd.	562,000	27,305
	CMOC Group Ltd., Class H	1,473,000	4,139,961
	CMST Development Co. Ltd., Class A	59,100	50,437
	CNGR Advanced Material Co. Ltd., Class A	10,500	82,767
	CNOOC Energy Technology & Services Ltd., Class A	155,200	100,555
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	46,273

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	COFCO Biotechnology Co. Ltd., Class A	39,000	$37,897
*	COL Group Co. Ltd., Class A	6,900	31,511
	Comba Telecom Systems Holdings Ltd.	530,000	154,310
	Concord New Energy Group Ltd.	2,630,000	107,545
	Consun Pharmaceutical Group Ltd.	99,000	228,892
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	1,774,071
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	79,343
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	173,574
	COSCO SHIPPING Ports Ltd.	250,414	198,428
	COSCO SHIPPING Technology Co. Ltd., Class A	8,600	20,138
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	52,047
	CRRC Corp. Ltd., Class H	583,000	433,091
Ω	CSC Financial Co. Ltd., Class H	97,000	156,347
	CSG Holding Co. Ltd., Class A	66,910	44,780
*	CSG Smart Science&Technology Co. Ltd., Class A	9,900	16,303
	CSPC Pharmaceutical Group Ltd.	1,186,000	1,454,909
#	CSSC Hong Kong Shipping Co. Ltd.	542,000	148,351
	CSSC Science & Technology Co. Ltd., Class A	18,300	30,230
	CTS International Logistics Corp. Ltd., Class A	33,000	28,339
*	Cybrid Technologies, Inc., Class A	13,100	30,471
*	Daan Gene Co. Ltd., Class A	29,780	28,302
	Dajin Heavy Industry Co. Ltd., Class A	7,000	61,951
		Shares	Value»
CHINA — (Continued)
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	31,700	$32,704
#*	Damai Entertainment Holdings Ltd.	4,630,000	584,435
	Daqin Railway Co. Ltd., Class A	60,100	43,419
	Dashang Co. Ltd., Class A	8,954	23,453
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	22,316	64,237
*	Datang Telecom Technology Co. Ltd., Class A	14,800	20,442
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	65,251
	Deppon Logistics Co. Ltd., Class A	7,400	20,075
*	Dezhan Healthcare Co. Ltd., Class A	57,500	35,640
	DHC Software Co. Ltd., Class A	17,600	24,538
	Dian Diagnostics Group Co. Ltd., Class A	20,000	68,771
	Digital China Group Co. Ltd., Class A	6,348	34,662
#	Digital China Holdings Ltd.	209,000	71,231
*	Digital China Information Service Group Co. Ltd., Class A	17,500	40,571
	Do-Fluoride New Materials Co. Ltd., Class A	18,400	76,676
	Dong-E-E-Jiao Co. Ltd., Class A	3,700	26,958
	Dongfang Electric Corp. Ltd., Class H	67,200	219,020
	Dongfang Electronics Co. Ltd., Class A	28,400	53,846
	DongFeng Automobile Co. Ltd., Class A	26,300	26,229
*	Dongfeng Motor Group Co. Ltd., Class H	384,000	443,927
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	20,500
	Dongguan Development Holdings Co. Ltd., Class A	19,700	31,169

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongguan Rural Commercial Bank Co. Ltd., Class H	24,000	$10,594
	Dongguan Yutong Optical Technology Co. Ltd., Class A	8,379	32,622
	Dongxing Securities Co. Ltd., Class A	33,835	67,654
*	Doushen Beijing Education & Technology, Inc., Class A	19,700	20,202
	DouYu International Holdings Ltd., ADR	4,502	28,677
*	DPC Dash Ltd.	1,100	9,317
	Dynagreen Environmental Protection Group Co. Ltd., Class H	129,000	87,740
	East Money Information Co. Ltd., Class A	63,255	206,546
	Eastern Communications Co. Ltd., Class A	14,800	39,395
*	Easyhome New Retail Group Co. Ltd., Class A	42,600	19,037
	Ecovacs Robotics Co. Ltd., Class A	4,800	49,530
	Edan Instruments, Inc., Class A	12,500	25,735
	Edifier Technology Co. Ltd., Class A	15,400	27,262
#	EEKA Fashion Holdings Ltd.	64,000	57,941
	Electric Connector Technology Co. Ltd., Class A	4,500	27,622
*††	Elion Energy Co. Ltd., Class A	87,620	883
	ENN Energy Holdings Ltd.	275,400	2,370,847
	Eoptolink Technology, Inc. Ltd., Class A	9,339	561,916
	Era Co. Ltd., Class A	28,400	18,377
	Espressif Systems Shanghai Co. Ltd., Class A	2,303	55,731
	Essex Bio-technology Ltd.	88,000	47,607
*	Estun Automation Co. Ltd., Class A	7,800	26,420
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	84,540
		Shares	Value»
CHINA — (Continued)
*	ETHK Labs, Inc.	189,000	$35,458
	EVA Precision Industrial Holdings Ltd.	320,000	37,985
	Eve Energy Co. Ltd., Class A	7,300	66,974
	Ever Sunshine Services Group Ltd.	306,000	71,785
Ω	Everbright Securities Co. Ltd., Class H	64,400	73,229
	Excellence Commercial Property & Facilities Management Group Ltd.	51,000	5,348
	Explosive Co. Ltd., Class A	14,500	29,453
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,992	17,267
	Fangda Carbon New Material Co. Ltd., Class A	44,220	36,468
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	73,806
*	Far East Smarter Energy Co. Ltd., Class A	45,000	78,151
*	Farasis Energy Gan Zhou Co. Ltd., Class A	11,645	24,402
	FAW Jiefang Group Co. Ltd., Class A	30,600	30,466
	FAWER Automotive Parts Co. Ltd., Class A	49,400	38,938
	Fengzhushou Co. Ltd., Class A	4,600	26,675
	Ferrotec Anhui Technology Development Co. Ltd., Class A	2,600	15,349
	Fibocom Wireless, Inc., Class A	11,040	45,858
#*	FIH Mobile Ltd.	98,600	252,045
*	Financial Street Holdings Co. Ltd., Class A	51,600	21,014
	FinVolution Group, ADR	47,031	241,269
	First Capital Securities Co. Ltd., Class A	15,200	15,155
	First Tractor Co. Ltd., Class H	88,000	103,410
	Focus Lightings Tech Co. Ltd., Class A	24,940	36,631

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Focus Media Information Technology Co. Ltd., Class A	195,000	$202,067
	Focused Photonics Hangzhou, Inc., Class A	10,000	22,233
	Foryou Corp., Class A	10,500	48,096
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	24,277	123,186
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	10,500	12,835
*	Founder Holdings Ltd.	332,000	32,673
	Founder Securities Co. Ltd., Class A	49,800	56,326
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	901,312
#	Fu Shou Yuan International Group Ltd.	359,000	118,687
	Fujian Apex Software Co. Ltd., Class A	1,900	10,002
	Fujian Boss Software Development Co. Ltd., Class A	14,940	28,530
	Fujian Fuxin Software Development JSC Ltd., Class A	2,807	43,143
*	Fujian Kuncai Material Technology Co. Ltd., Class A	6,400	15,080
	Fujian Longking Co. Ltd., Class A	16,500	43,496
	Fujian Star-net Communication Co. Ltd., Class A	10,900	44,891
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	12,000	26,657
	Fushun Special Steel Co. Ltd., Class A	23,000	21,640
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,700	26,285
Ω	Ganfeng Lithium Group Co. Ltd., Class H	76,160	581,405
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	62,771
	Gaona Aero Material Co. Ltd., Class A	6,240	18,238
		Shares	Value»
CHINA — (Continued)
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	$104,617
	GCL Energy Technology Co. Ltd., Class A	44,100	66,588
*	GCL New Energy Holdings Ltd.	206,000	34,822
*	GCL System Integration Technology Co. Ltd., Class A	67,200	31,808
	Geely Automobile Holdings Ltd.	1,291,000	2,657,514
	GEM Co. Ltd., Class A	42,600	54,956
*	Gemdale Corp., Class A	40,500	18,937
*	Gemdale Properties & Investment Corp. Ltd.	1,966,000	45,293
Ω	Genertec Universal Medical Group Co. Ltd.	16,000	12,574
*	Genimous Technology Co. Ltd., Class A	18,400	24,876
	Geovis Technology Co. Ltd., Class A	6,493	66,060
	Getein Biotech, Inc., Class A	9,212	11,428
	GF Securities Co. Ltd., Class H	260,600	608,125
#Ω	Giant Biogene Holding Co. Ltd.	101,400	431,483
	Giant Network Group Co. Ltd., Class A	11,100	70,167
	Giantec Semiconductor Corp., Class A	2,336	62,019
	GigaDevice Semiconductor, Inc., Class A	2,260	101,919
	Ginlong Technologies Co. Ltd., Class A	5,350	63,863
	Glarun Technology Co. Ltd., Class A	8,900	37,153
#*	Global New Material International Holdings Ltd.	45,000	50,948
	GoerTek, Inc., Class A	20,300	76,005
	Goke Microelectronics Co. Ltd., Class A	3,000	61,169
	Goldcard Smart Group Co. Ltd., Class A	5,100	11,785
Ω	Golden Throat Holdings Group Co. Ltd.	23,500	9,740

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Goldenmax International Group Ltd., Class A	9,700	$35,705
	Goldpac Group Ltd.	147,000	15,449
#	Goldwind Science & Technology Co. Ltd., Class H	200,156	373,739
	Goneo Group Co. Ltd., Class A	3,248	19,535
	Goodbaby International Holdings Ltd.	121,000	16,733
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,380	53,090
*	Gosuncn Technology Group Co. Ltd., Class A	24,600	22,680
	Gotion High-tech Co. Ltd., Class A	10,400	56,857
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	39,814
	Great Wall Motor Co. Ltd., Class H	233,500	397,814
	Gree Electric Appliances, Inc. of Zhuhai, Class A	23,317	129,917
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	35,400	43,017
#	Greentown China Holdings Ltd.	452,500	647,656
	Greentown Service Group Co. Ltd.	514,000	298,857
	GRG Banking Equipment Co. Ltd., Class A	19,300	35,714
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	13,310
	Grinm Advanced Materials Co. Ltd., Class A	7,200	23,025
	Guangdong Advertising Group Co. Ltd., Class A	52,400	91,224
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	54,949
	Guangdong Construction Engineering Group Co. Ltd., Class A	91,300	50,027
		Shares	Value»
CHINA — (Continued)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,100	$30,965
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,300	39,442
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	15,545
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	70,925
	Guangdong Goworld Co. Ltd., Class A	15,000	30,815
	Guangdong Guanhao High-Tech Co. Ltd., Class A	9,800	4,971
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	15,700	27,311
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,136	68,908
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,100	21,567
*	Guangdong Land Holdings Ltd.	74,112	2,181
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	7,600	19,396
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	85,271
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	23,300	40,275
	Guangdong South New Media Co. Ltd., Class A	6,900	45,494
*	Guangdong TCL Smart Home Appliances Co. Ltd.	22,200	32,141
	Guangdong Vanward New Electric Co. Ltd., Class A	17,500	25,259
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	38,855

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong Yowant Technology Group Co. Ltd., Class A	42,300	$44,917
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	40,499
*	Guanghui Logistics Co. Ltd., Class A	24,500	23,048
	Guangshen Railway Co. Ltd., Class H	236,000	66,569
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,600	148,603
	Guangxi Liugong Machinery Co. Ltd., Class A	40,000	65,449
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	24,842
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	112,900	41,582
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,900	23,021
#	Guangzhou Automobile Group Co. Ltd., Class H	300,800	141,227
	Guangzhou Baiyun International Airport Co. Ltd., Class A	13,800	18,982
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	68,000	165,054
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,700	36,982
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,500	59,111
	Guangzhou Haoyang Electronic Co. Ltd., Class A	1,350	8,901
	Guangzhou KDT Machinery Group Co. Ltd., Class A	8,400	22,370
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	43,700
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	31,576
		Shares	Value»
CHINA — (Continued)
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,500	$48,327
	Guangzhou Sie Consulting Co. Ltd., Class A	6,200	20,518
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,780	68,959
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	34,281
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	67,156
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	14,850
	Guilin Layn Natural Ingredients Corp., Class A	20,000	26,527
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	18,629
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,300	19,470
	Guizhou Tyre Co. Ltd., Class A	35,000	25,931
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	30,210
*	Guizhou Zhenhua E-chem, Inc., Class A	4,330	8,768
*	Guocheng Mining Co. Ltd., Class A	12,400	47,142
*	Guoguang Electric Co. Ltd., Class A	13,500	26,804
	Guomai Technologies, Inc., Class A	11,900	19,000
	Guosen Securities Co. Ltd., Class A	27,640	49,850
Ω	Guotai Haitong Securities Co. Ltd., Class H	315,560	671,658
	Guoyuan Securities Co. Ltd., Class A	20,000	24,020
#	Gushengtang Holdings Ltd.	26,800	101,180
	H World Group Ltd. (1179 HK)	263,700	1,266,483
#Ω	Haidilao International Holding Ltd.	208,000	424,076

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haier Smart Home Co. Ltd. (600690 C1), Class A	36,800	$132,978
	Haier Smart Home Co. Ltd. (6690 HK), Class H	498,799	1,644,399
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,700	24,627
*	Hainan Haide Capital Management Co. Ltd., Class A	41,491	34,692
	Hainan Jinpan Smart Technology Co. Ltd., Class A	3,323	43,572
*	Hainan Meilan International Airport Co. Ltd., Class H	44,000	58,346
	Hainan Mining Co. Ltd., Class A	20,800	37,747
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	41,564
	Haitian International Holdings Ltd.	173,000	535,173
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	41,815
	Hand Enterprise Solutions Co. Ltd., Class A	12,800	48,730
	Hangcha Group Co. Ltd., Class A	22,947	91,544
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	15,301
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	8,700	20,719
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,600	52,775
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	115,193
	Hangzhou Dptech Technologies Co. Ltd., Class A	3,100	8,254
	Hangzhou GreatStar Industrial Co. Ltd.	17,400	86,200
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,880	26,218
		Shares	Value»
CHINA — (Continued)
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,200	$24,466
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	33,606
	Hangzhou Onechance Tech Corp., Class A	4,960	30,453
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	71,303
	Hangzhou Robam Appliances Co. Ltd., Class A	11,200	33,820
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	8,200	15,499
	Hangzhou Shunwang Technology Co. Ltd., Class A	14,500	54,183
	Hangzhou Sunrise Technology Co. Ltd., Class A	7,900	19,562
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	23,900	168,870
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,800	52,572
	Han's Laser Technology Industry Group Co. Ltd., Class A	8,500	58,980
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	887,071
	Hanwei Electronics Group Corp., Class A	7,600	60,580
	Haohua Chemical Science & Technology Co. Ltd., Class A	6,450	34,499
*Ω	Harbin Bank Co. Ltd., Class H	462,000	22,487
	Harbin Boshi Automation Co. Ltd., Class A	20,800	49,180
	Harbin Electric Co. Ltd., Class H	160,000	406,426
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	12,200	24,689

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	74,500	$36,560
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	31,303
	HBIS Resources Co. Ltd., Class A	30,300	103,879
*Ω	HBM Holdings Ltd.	147,000	224,269
	Health & Happiness H&H International Holdings Ltd.	68,000	133,124
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	9,900	78,930
*	Hebei Construction Group Corp. Ltd., Class H	10,000	477
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	44,122
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	57,820
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	63,808
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	9,900	12,462
	Helens International Holdings Co. Ltd.	10,000	1,201
	Hello Group, Inc., Sponsored ADR	42,768	291,678
	Henan Lingrui Pharmaceutical Co., Class A	21,600	68,293
	Henan Mingtai Al Industrial Co. Ltd., Class A	11,000	26,393
	Henan Pinggao Electric Co. Ltd., Class A	14,900	45,286
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	36,062
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	32,878
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	84,302
		Shares	Value»
CHINA — (Continued)
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	$24,137
	Hengyi Petrochemical Co. Ltd., Class A	28,034	48,721
	Hesteel Co. Ltd., Class A	100,275	36,106
	Hexing Electrical Co. Ltd., Class A	9,100	51,319
	Hgtech Co. Ltd., Class A	6,800	75,735
*	Hi Sun Technology China Ltd.	693,000	44,308
#	Hisense Home Appliances Group Co. Ltd., Class H	124,000	364,300
	Hitevision Co. Ltd., Class A	7,100	27,816
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	225,987
	HLA Group Corp. Ltd., Class A	30,700	27,081
	HMT Xiamen New Technical Materials Co. Ltd., Class A	2,500	27,986
*	HNA Technology Co. Ltd., Class A	80,800	43,009
*	Homeland Interactive Technology Ltd.	104,000	18,285
	Hongfa Technology Co. Ltd., Class A	20,972	86,552
*	Honghua Group Ltd.	1,048,000	26,956
	Hongli Zhihui Group Co. Ltd., Class A	23,200	25,107
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	58,400	33,655
	Hongta Securities Co. Ltd., Class A	18,800	22,116
*	Hopson Development Holdings Ltd.	342,846	152,704
	Horizon Construction Development Ltd.	47,000	6,013
	Hoymiles Power Electronics, Inc., Class A	1,130	16,760
	Huaan Securities Co. Ltd., Class A	48,480	49,875
	Huada Automotive Technology Corp. Ltd., Class A	5,500	40,687

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huadian Heavy Industries Co. Ltd., Class A	37,700	$60,739
	Huadong Medicine Co. Ltd., Class A	19,000	98,629
	Huafon Chemical Co. Ltd., Class A	51,502	95,422
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	41,967
*	Huafu Fashion Co. Ltd., Class A	29,500	17,722
*	Huaihe Energy Group Co. Ltd., Class A	68,500	33,720
	Hualan Biological Engineering, Inc., Class A	18,900	42,507
	Huaming Power Equipment Co. Ltd., Class A	12,400	53,122
	Huangshan Novel Co. Ltd., Class A	15,600	28,272
	Huangshan Tourism Development Co. Ltd., Class A	12,700	23,310
	Huapont Life Sciences Co. Ltd., Class A	52,633	42,398
#Ω	Huatai Securities Co. Ltd., Class H	247,400	589,866
	Huaxi Securities Co. Ltd., Class A	15,440	20,477
	Huaxia Bank Co. Ltd., Class A	91,008	83,040
	Huayu Automotive Systems Co. Ltd., Class A	23,200	64,208
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,100	19,529
	Hubei Dinglong Co. Ltd., Class A	11,600	74,358
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,050	56,037
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	58,517
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	178,087
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,800	30,564
	Huishang Bank Corp. Ltd., Class H	60,000	26,513
		Shares	Value»
CHINA — (Continued)
*Ω	Huitongda Network Co. Ltd., Class H	4,100	$5,298
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,900	86,251
	Humanwell Healthcare Group Co. Ltd., Class A	27,200	71,936
	Hunan Aihua Group Co. Ltd., Class A	8,100	21,202
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	22,657
	Hunan Gold Corp. Ltd., Class A	25,610	131,992
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	6,000	13,295
*	Hunan Silver Co. Ltd., Class A	47,998	125,311
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	64,353
	Hunan Valin Steel Co. Ltd., Class A	78,100	70,278
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	20,119
	Hundsun Technologies, Inc., Class A	9,457	42,219
#*	HUTCHMED China Ltd. HCM US, ADR	6,469	97,035
#	HUYA, Inc., ADR	25,842	109,570
*Ω	Hygeia Healthcare Holdings Co. Ltd.	85,200	139,926
*	Hytera Communications Corp. Ltd., Class A	16,300	25,448
*	HyUnion Holding Co. Ltd., Class A	18,400	23,155
*	IAT Automobile Technology Co. Ltd., Class A	12,200	17,050
*Ω	iDreamSky Technology Holdings Ltd.	154,000	11,653
	IEIT Systems Co. Ltd., Class A	7,900	71,195
	Iflytek Co. Ltd., Class A	11,350	97,206
*Ω	IMAX China Holding, Inc.	28,200	29,475
	Imeik Technology Development Co. Ltd., Class A	2,960	59,520

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Industrial & Commercial Bank of China Ltd., Class H	3,697,000	$3,066,648
	Industrial Bank Co. Ltd., Class A	191,400	514,969
	Industrial Securities Co. Ltd., Class A	51,057	50,517
	Infore Environment Technology Group Co. Ltd., Class A	53,600	54,136
*Ω	Ingdan, Inc.	144,000	72,126
	Ingenic Semiconductor Co. Ltd., Class A	1,600	33,003
*	Inkeverse Group Ltd.	105,000	11,837
	Inmyshow Digital Technology Group Co. Ltd., Class A	41,300	45,151
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	44,138
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	7,400	71,869
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	150,048
*Ω	InnoCare Pharma Ltd., Class H	66,000	99,018
*Ω	Innovent Biologics, Inc.	96,000	996,487
*	Insigma Technology Co. Ltd., Class A	25,800	39,379
	Inspur Digital Enterprise Technology Ltd.	196,000	125,589
	Intron Technology Holdings Ltd.	155,000	37,305
#*	iQIYI, Inc., ADR	122,547	254,898
	iRay Group, Class A	2,136	36,388
*	IRICO Display Devices Co. Ltd., Class A	41,900	40,553
*	J&T Global Express Ltd.	53,600	69,743
	Jade Bird Fire Co. Ltd., Class A	28,896	46,908
	Jafron Biomedical Co. Ltd., Class A	20,900	60,220
	Jangho Group Co. Ltd., Class A	32,300	44,649
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	48,754
	JCET Group Co. Ltd., Class A	11,100	78,941
*Ω	JD Health International, Inc.	330,150	2,656,266
		Shares	Value»
CHINA — (Continued)
*Ω	JD Logistics, Inc.	538,700	$769,880
	JD.com, Inc. (9618 HK), Class A	269,928	3,849,344
	JD.com, Inc. (JD US), ADR	2,512	71,542
	Jiajiayue Group Co. Ltd., Class A	9,900	18,545
	Jiangling Motors Corp. Ltd., Class A	11,000	28,597
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	13,800	15,284
	Jiangsu Azure Corp., Class A	25,600	62,528
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	23,515
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	25,652	26,945
	Jiangsu Cnano Technology Co. Ltd., Class A	8,202	54,199
*	Jiangsu Dagang Co. Ltd., Class A	13,000	32,709
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	27,838
#	Jiangsu Expressway Co. Ltd., Class H	336,000	443,297
*	Jiangsu General Science Technology Co. Ltd., Class A	28,600	19,288
	Jiangsu Gian Technology Co. Ltd., Class A	5,200	30,885
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	13,846
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	67,373
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	15,061
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,975	92,973
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	26,368	220,544

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	10,200	$11,929
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	60,100	20,392
	Jiangsu Hoperun Software Co. Ltd., Class A	2,800	20,097
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,500	21,014
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	78,100	51,361
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	9,244	46,590
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	17,939
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	65,539
	Jiangsu Linyang Energy Co. Ltd., Class A	46,100	38,206
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	10,920	86,804
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	12,900	43,862
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	34,870
	Jiangsu Shentong Valve Co. Ltd., Class A	10,600	26,267
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	2,000	2,019
	Jiangsu Soho High Hope Group Corp., Class A	57,300	28,189
*	Jiangsu Sopo Chemical Co., Class A	20,200	23,004
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	36,300	26,232
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,300	$42,204
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,090	47,335
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	26,900	30,212
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	40,188
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	9,692	55,660
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	68,800	45,252
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	166,344
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	59,300	23,989
	Jiangxi Bank Co. Ltd., Class H	202,000	18,372
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	16,700	24,228
	Jiangxi Copper Co. Ltd., Class H	384,000	2,294,085
	Jiangxi Ganyue Expressway Co. Ltd., Class A	46,500	33,132
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	2,200	19,919
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	19,000	28,085
	Jianmin Pharmaceutical Group Co. Ltd., Class A	2,700	13,466
	Jiayou International Logistics Co. Ltd., Class A	23,807	47,228
*	Jihua Group Corp. Ltd., Class A	63,300	30,220
*	Jilin Chemical Fibre, Class A	21,700	15,048
*	Jinbei Automotive Co. Ltd., Class A	32,300	21,836

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*††	Jinchuan Group International Resources Co. Ltd.	856,000	$26,298
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	91,037
	Jinghua Pharmaceutical Group Co. Ltd., Class A	21,900	24,081
	Jingjin Equipment, Inc., Class A	8,200	23,667
	Jinhui Liquor Co. Ltd., Class A	8,400	26,372
	Jinlongyu Group Co. Ltd., Class A	8,200	37,071
*Ω	Jinxin Fertility Group Ltd.	569,500	177,872
	Jinyu Bio-Technology Co. Ltd., Class A	17,100	44,410
	Jinzai Food Group Co. Ltd., Class A	11,300	18,570
	JiuGui Liquor Co. Ltd., Class A	3,100	25,298
	Jiuzhitang Co. Ltd., Class A	6,900	8,757
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	44,400	124,907
	JNBY Design Ltd.	107,000	264,545
#Ω	Joinn Laboratories China Co. Ltd., Class H	12,200	37,966
	Jointown Pharmaceutical Group Co. Ltd., Class A	134,132	102,697
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	38,700	45,565
	Jones Tech PLC, Class A	7,600	61,307
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,800	35,456
	Joyoung Co. Ltd., Class A	9,850	14,816
	JOYY, Inc., ADR	3,299	212,291
	JS Corrugating Machinery Co. Ltd., Class A	14,400	26,779
#*Ω	JS Global Lifestyle Co. Ltd.	135,500	31,081
	JSTI Group, Class A	47,100	51,685
		Shares	Value»
CHINA — (Continued)
	Jutal Offshore Oil Services Ltd.	236,000	$15,677
	Kaishan Group Co. Ltd., Class A	31,900	78,309
	Kanzhun Ltd.	3,100	28,898
*	KBC Corp. Ltd., Class A	3,945	16,117
	KE Holdings, Inc., Class A	47,500	301,963
	Keda Industrial Group Co. Ltd., Class A	27,600	70,315
	Kehua Data Co. Ltd., Class A	3,800	34,083
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,900	27,872
	Kidswant Children Products Co. Ltd., Class A	22,000	33,897
*	KingClean Electric Co. Ltd., Class A	7,480	34,814
*	Kingdee International Software Group Co. Ltd.	148,000	244,454
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	57,377
	Kingnet Network Co. Ltd., Class A	9,000	32,227
	Kingsemi Co. Ltd., Class A	1,277	38,139
	Kingsoft Corp. Ltd.	224,800	862,432
	Konfoong Materials International Co. Ltd., Class A	2,900	47,362
	KPC Pharmaceuticals, Inc., Class A	15,500	27,855
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	14,200	44,305
Ω	Kuaishou Technology	236,200	2,413,281
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	55,332
	Kuangda Technology Group Co. Ltd., Class A	41,000	40,382
*	Kunlun Tech Co. Ltd., Class A	8,875	71,079
	Kunshan Huguang Auto Harness Co. Ltd., Class A	2,800	11,721
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	30,486

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	10,700	$34,322
	Kweichow Moutai Co. Ltd., Class A	11,700	2,358,612
*	Kyland Technology Co. Ltd., Class A	7,400	23,819
	Lancy Co. Ltd., Class A	8,800	23,663
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	18,200	27,322
	Lao Feng Xiang Co. Ltd., Class A	11,000	72,648
	Laobaixing Pharmacy Chain JSC, Class A	19,617	43,380
	Launch Tech Co. Ltd., Class H	50,500	57,120
	LB Group Co. Ltd., Class A	39,600	126,272
	Leader Harmonious Drive Systems Co. Ltd., Class A	369	12,161
	Lee's Pharmaceutical Holdings Ltd.	56,000	11,534
*Ω	Legend Holdings Corp., Class H	154,700	170,721
#	Lenovo Group Ltd.	3,964,000	4,466,292
	Leo Group Co. Ltd., Class A	58,437	78,098
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	83,396
	LexinFintech Holdings Ltd., ADR	27,864	79,412
	Leyard Optoelectronic Co. Ltd., Class A	55,500	56,069
#*	Li Auto, Inc. (2015 HK), Class A	123,700	1,033,756
#*	Li Auto, Inc. (LI US), ADR	29,401	488,939
#	Li Ning Co. Ltd.	715,000	1,869,709
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	55,258
#*	Lianlian DigiTech Co. Ltd., Class H	15,000	13,038
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	14,600	20,631
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	11,800	16,675
	Liaoning Cheng Da Co. Ltd., Class A	19,200	34,553
		Shares	Value»
CHINA — (Continued)
	Liaoning Port Co. Ltd., Class H	236,000	$27,149
	Lier Chemical Co. Ltd., Class A	7,700	19,704
#*	Lifetech Scientific Corp.	678,000	158,798
	Lingbao Gold Group Co. Ltd., Class H	142,000	401,842
	Lingyi iTech Guangdong Co., Class A	54,700	115,196
Ω	Linklogis, Inc., Class B	231,000	66,112
	LK Technology Holdings Ltd.	30,999	13,240
	Loncin Motor Co. Ltd., Class A	22,800	50,303
#Ω	Longfor Group Holdings Ltd.	457,768	602,000
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	30,236
	Longshine Technology Group Co. Ltd., Class A	20,000	49,763
	Lonking Holdings Ltd.	456,000	187,049
	Lontium Semiconductor Corp., Class A	1,956	21,481
*	Lotus Holdings Co. Ltd.	38,100	33,956
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	27,086
	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	16,406
	Luxi Chemical Group Co. Ltd., Class A	40,200	113,120
	Luxin Venture Capital Group Co. Ltd., Class A	11,200	37,468
	Luxshare Precision Industry Co. Ltd., Class A	52,754	391,202
	Luyang Energy-Saving Materials Co. Ltd.	8,200	15,670
*Ω	Luye Pharma Group Ltd.	561,500	199,458
	Luzhou Laojiao Co. Ltd., Class A	11,809	205,089
	Maccura Biotechnology Co. Ltd., Class A	19,300	33,724
	Mango Excellent Media Co. Ltd., Class A	22,105	80,980
#Ω	Maoyan Entertainment	162,217	152,205

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Maxscend Microelectronics Co. Ltd., Class A	2,400	$27,009
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	28,023
Ω	Medlive Technology Co. Ltd.	57,000	74,736
	MeiG Smart Technology Co. Ltd., Class A	3,300	21,210
	Meilleure Health International Industry Group Ltd.	594,000	19,103
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	56,700	56,990
Ω	Meitu, Inc.	399,000	394,132
*Ω	Meituan, Class B	440,110	5,440,852
	Metallurgical Corp. of China Ltd., Class H	768,000	181,687
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	28,242
*Ω	Microport Cardioflow Medtech Corp.	94,000	9,545
	MicroPort NeuroScientific Corp.	34,731	52,295
#*	Microport Scientific Corp.	30,200	45,493
	Micro-Tech Nanjing Co. Ltd., Class A	5,563	63,785
	Midea Group Co. Ltd., Class A	31,300	349,578
Ω	Midea Real Estate Holding Ltd.	124,600	67,157
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,100	19,095
	Ming Yang Smart Energy Group Ltd., Class A	16,100	53,748
#	Ming Yuan Cloud Group Holdings Ltd.	238,000	95,230
#	MINISO Group Holding Ltd.	183,600	852,568
	Minmetals Capital Co. Ltd., Class A	40,400	33,474
*	Minmetals Development Co. Ltd., Class A	10,100	19,841
*	Minmetals Land Ltd.	296,000	37,131
	Minth Group Ltd.	130,000	612,033
		Shares	Value»
CHINA — (Continued)
	MLS Co. Ltd., Class A	25,996	$36,918
*	MMG Ltd.	1,640,799	2,124,343
*Ω	Mobvista, Inc.	314,000	598,897
	Montage Technology Co. Ltd., Class A	4,975	129,856
	Moon Environment Technology Co. Ltd., Class A	23,400	54,111
	Morimatsu International Holdings Co. Ltd.	89,000	122,124
	Motic Xiamen Electric Group Co. Ltd., Class A	5,500	13,226
*	Nanfang Pump Industry Co. Ltd., Class A	50,400	33,251
	Nanhua Futures Co. Ltd., Class A	7,600	20,125
	NanJi E-Commerce Co. Ltd., Class A	47,354	21,920
	Nanjing Hanrui Cobalt Co. Ltd., Class A	5,100	35,351
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,877	25,702
	Nanjing Pharmaceutical Group Co. Ltd.	42,600	33,926
*	Nanjing Tanker Corp., Class A	44,500	23,615
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	13,686
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	50,024
	NARI Technology Co. Ltd., Class A	70,024	253,284
	NAURA Technology Group Co. Ltd., Class A	3,240	221,229
*	NavInfo Co. Ltd., Class A	20,500	31,183
*	Nayuki Holdings Ltd.	128,500	17,916
	NBTM New Materials Group Co. Ltd., Class A	10,600	50,668
	NetDragon Websoft Holdings Ltd.	49,500	63,666
#*Ω	NetEase Cloud Music, Inc.	7,100	163,835
	NetEase, Inc. (9999 HK)	170,600	4,423,670
	NetEase, Inc. (NTES US), ADR	19,895	2,563,073

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Neusoft Corp., Class A	18,600	$28,026
	Neutech Group Ltd.	49,600	14,987
	New China Life Insurance Co. Ltd., Class H	316,600	2,574,409
	New Hope Dairy Co. Ltd., Class A	11,300	29,497
	New Trend International Logis-Tech Co. Ltd., Class A	12,700	22,366
	Neway Valve Suzhou Co. Ltd., Class A	10,700	93,184
*	Newborn Town, Inc.	182,000	267,634
	Newland Digital Technology Co. Ltd., Class A	19,800	77,683
	Nexteer Automotive Group Ltd.	223,000	190,241
*	Ninestar Corp., Class A	9,600	29,228
	Ningbo Boway Alloy Material Co. Ltd., Class A	7,900	22,288
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	23,909
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	38,380
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	12,500	26,610
	Ningbo Joyson Electronic Corp., Class A	11,900	47,889
	Ningbo Orient Wires & Cables Co. Ltd., Class A	8,200	65,257
	Ningbo Peacebird Fashion Co. Ltd., Class A	10,200	23,528
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	5,114	22,418
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,400	52,410
*	Ningbo Shanshan Co. Ltd., Class A	37,500	69,415
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,200	24,843
	Ningbo Tuopu Group Co. Ltd., Class A	7,975	82,759
		Shares	Value»
CHINA — (Continued)
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	$22,211
	Ningbo Yongxin Optics Co. Ltd., Class A	1,700	25,522
	Ningbo Yunsheng Co. Ltd., Class A	10,200	20,658
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	32,125
*	NIO, Inc., Class A	173,030	824,901
*	Niu Technologies, Sponsored ADR	9,678	32,034
	NKY Medical Holdings Ltd., Class A	14,346	38,796
	Noah Holdings Ltd., Sponsored ADR	12,479	148,001
Ω	Nongfu Spring Co. Ltd., Class H	138,800	851,172
	Norinco International Cooperation Ltd., Class A	41,710	75,591
	North China Pharmaceutical Co. Ltd., Class A	30,700	25,023
	North Copper Co. Ltd., Class A	29,500	81,222
	North Huajin Chemical Industries Co. Ltd., Class A	15,990	13,931
*	North Industries Group Red Arrow Co. Ltd., Class A	9,700	26,330
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,800	23,478
	Northeast Securities Co. Ltd., Class A	48,600	63,477
	Northking Information Technology Co. Ltd., Class A	16,738	45,743
#*	NovaBridge Biosciences, ADR	9,306	30,803
*	NSFOCUS Technologies Group Co. Ltd., Class A	23,600	27,462
*	Nuode New Materials Co. Ltd., Class A	37,200	36,746
	NYOCOR Co. Ltd., Class A	26,500	22,758
*	Offcn Education Technology Co. Ltd., Class A	63,200	25,618
	Offshore Oil Engineering Co. Ltd., Class A	113,459	108,992

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	OmniVision Integrated Circuits Group, Inc.	6,287	$109,737
	Onewo, Inc., Class H	88,600	222,055
	Oppein Home Group, Inc., Class A	2,900	25,596
	Opple Lighting Co. Ltd., Class A	18,600	54,203
	ORG Technology Co. Ltd., Class A	78,900	66,516
	Orient International Enterprise Ltd., Class A	25,700	32,330
#	Orient Overseas International Ltd.	14,000	229,364
Ω	Orient Securities Co. Ltd., Class H	197,600	172,077
*	Oriental Energy Co. Ltd., Class A	35,400	44,000
	Oriental Pearl Group Co. Ltd., Class A	41,900	68,426
*	Ourpalm Co. Ltd., Class A	42,100	36,639
	Ovctek China, Inc., Class A	20,760	47,223
*	Pacific Securities Co. Ltd., Class A	44,800	27,075
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	13,390	26,373
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	37,654
*	PCI Technology Group Co. Ltd., Class A	51,800	51,170
*	PDD Holdings, Inc., ADR	74,552	7,533,480
*Ω	Peijia Medical Ltd.	53,000	44,866
*	Pengxin International Mining Co. Ltd., Class A	57,000	82,083
	People.cn Co. Ltd., Class A	10,300	36,224
	People's Insurance Co. Group of China Ltd. , Class H	1,426,000	1,239,951
#*	Phancy Group Co. Ltd., Class H	13,100	83,966
Ω	Pharmaron Beijing Co. Ltd., Class H	15,650	41,463
*	Phenix Optical Co. Ltd., Class A	7,100	21,957
	PICC Property & Casualty Co. Ltd., Class H	1,633,000	3,380,630
		Shares	Value»
CHINA — (Continued)
	Ping An Bank Co. Ltd., Class A	152,600	$237,831
*Ω	Ping An Healthcare & Technology Co. Ltd.	465,694	858,172
#	Ping An Insurance Group Co. of China Ltd., Class H	793,500	7,359,988
	PNC Process Systems Co. Ltd., Class A	4,900	19,749
	POCO Holding Co. Ltd., Class A	3,920	44,620
*	Polaris Bay Group Co. Ltd., Class A	39,000	38,090
	Poly Developments & Holdings Group Co. Ltd., Class A	47,500	46,543
#	Poly Property Group Co. Ltd.	609,362	183,486
*	Poly Union Chemical Holding Group Co. Ltd., Class A	15,600	21,831
#Ω	Pop Mart International Group Ltd.	129,000	3,687,664
*	Porton Pharma Solutions Ltd., Class A	9,400	33,048
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,051,000	685,254
	Pou Sheng International Holdings Ltd.	548,000	32,603
	Power Construction Corp. of China Ltd., Class A	79,899	65,087
	PW Medtech Group Ltd.	171,000	28,002
	Pylon Technologies Co. Ltd., Class A	3,442	30,032
	Q Technology Group Co. Ltd.	109,000	130,018
	Qfin Holdings, Inc., ADR	42,976	668,277
*	Qi An Xin Technology Group, Inc., Class A	6,828	36,526
	Qianhe Condiment & Food Co. Ltd., Class A	32,765	47,599
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	138,132
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	23,876

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Gaoce Technology Co. Ltd., Class A	26,724	$54,674
	Qingdao Gon Technology Co. Ltd., Class A	8,200	69,261
	Qingdao Haier Biomedical Co. Ltd., Class A	6,061	29,079
	Qingdao Hanhe Cable Co. Ltd., Class A	63,200	46,523
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	700	9,852
Ω	Qingdao Port International Co. Ltd., Class H	38,000	36,523
	Qingdao Rural Commercial Bank Corp., Class A	91,100	41,169
	Qingdao Sentury Tire Co. Ltd., Class A	5,460	16,084
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	50,314
*	Qinghai Salt Lake Industry Co. Ltd., Class A	25,300	119,369
*	QuantumCTek Co. Ltd., Class A	196	17,528
	Queclink Wireless Solutions Co. Ltd., Class A	9,500	17,196
	Quectel Wireless Solutions Co. Ltd., Class A	2,279	30,222
*	Quzhou DFP New Material Group Co. Ltd.	48,400	29,020
#*	Radiance Holdings Group Co. Ltd.	166,000	38,585
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	11,211
	Raytron Technology Co. Ltd., Class A	3,725	60,519
	Realcan Pharmaceutical Group Co. Ltd., Class A	25,300	12,142
	Renhe Pharmacy Co. Ltd., Class A	50,100	43,196
	Richinfo Technology Co. Ltd., Class A	6,100	26,470
		Shares	Value»
CHINA — (Continued)
*	Risen Energy Co. Ltd., Class A	20,100	$57,685
	Riyue Heavy Industry Co. Ltd., Class A	14,300	28,566
	Rizhao Port Co. Ltd., Class A	48,300	22,032
#*	RoboSense Technology Co. Ltd.	9,400	40,880
	Rockchip Electronics Co. Ltd., Class A	2,100	57,678
	Rongsheng Petrochemical Co. Ltd., Class A	33,100	70,244
*	Roshow Technology Co. Ltd., Class A	26,494	32,808
	Runjian Co. Ltd., Class A	4,700	31,317
*	Sai Micro Electronics, Inc., Class A	10,400	77,965
	SAIC Motor Corp. Ltd., Class A	46,200	93,934
	Sanan Optoelectronics Co. Ltd., Class A	14,800	34,405
	Sangfor Technologies, Inc., Class A	1,600	36,856
	Sanquan Food Co. Ltd., Class A	18,800	32,223
	Sansure Biotech, Inc., Class A	5,033	14,717
#	Sany Heavy Equipment International Holdings Co. Ltd.	337,000	517,729
	Sany Heavy Industry Co. Ltd., Class A	42,650	134,551
	Satellite Chemical Co. Ltd., Class A	19,803	69,369
	SDIC Capital Co. Ltd., Class A	21,700	24,008
	Sealand Securities Co. Ltd., Class A	57,400	35,190
*	Seazen Group Ltd.	538,285	179,694
*	Seazen Holdings Co. Ltd., Class A	17,126	43,583
	Seres Group Co. Ltd., Class A	4,000	60,007
	SF Holding Co. Ltd., Class A	38,524	207,884
	SF Holding Co. Ltd., Class H	38,600	175,745
	SG Micro Corp., Class A	3,458	37,558
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	106,600	55,570

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,000	$29,557
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	25,095
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	40,444
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	57,781
	Shandong Denghai Seeds Co. Ltd., Class A	10,100	16,385
#Ω	Shandong Gold Mining Co. Ltd., Class H	247,750	1,331,404
*	Shandong Haihua Co. Ltd., Class A	17,900	15,509
	Shandong Head Group Co. Ltd., Class A	11,200	28,721
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	6,300	75,601
	Shandong Hi-speed Co. Ltd., Class A	8,000	11,540
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	24,900	22,678
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	16,500	9,970
	Shandong Humon Smelting Co. Ltd., Class A	32,600	93,339
	Shandong Jinjing Science & Technology Co. Ltd., Class A	26,700	21,866
	Shandong Lukang Pharma, Class A	22,800	30,432
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	34,133
	Shandong Publishing & Media Co. Ltd., Class A	26,800	35,453
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	9,700	115,944
		Shares	Value»
CHINA — (Continued)
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	662,000	$423,858
	Shandong WIT Dyne Health Co. Ltd., Class A	4,700	21,880
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	31,600	68,565
	Shanghai AtHub Co. Ltd., Class A	8,593	46,250
	Shanghai Bailian Group Co. Ltd., Class A	31,200	41,062
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	10,504	30,857
	Shanghai Baolong Automotive Corp., Class A	3,300	17,426
	Shanghai Baosteel Packaging Co. Ltd., Class A	28,200	24,586
	Shanghai Belling Co. Ltd., Class A	4,900	23,182
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	280	6,101
	Shanghai Construction Group Co. Ltd., Class A	141,200	60,528
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	21,450	31,443
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	29,784
*	Shanghai Electric Group Co. Ltd., Class H	534,000	286,874
*	Shanghai Feilo Acoustics Co. Ltd., Class A	10,800	12,732
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	130,648
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	39,000	258,483

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	$29,068
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	2,884	12,144
	Shanghai Gentech Co. Ltd., Class A	4,383	20,939
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	15,900	56,833
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,820	29,246
#*Ω	Shanghai Henlius Biotech, Inc., Class H	11,100	81,450
	Shanghai Huace Navigation Technology Ltd., Class A	7,420	41,422
	Shanghai Huayi Group Co. Ltd., Class A	49,600	71,781
*	Shanghai Industrial Urban Development Group Ltd.	504,600	20,365
*	Shanghai INT Medical Instruments Co. Ltd., Class H	6,400	25,364
	Shanghai International Airport Co. Ltd., Class A	4,600	20,379
	Shanghai Jahwa United Co. Ltd., Class A	9,800	29,507
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	37,389
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	30,000	26,977
	Shanghai Liangxin Electrical Co. Ltd., Class A	18,000	27,119
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	36,890
	Shanghai M&G Stationery, Inc., Class A	7,100	28,282
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	14,100	54,973
		Shares	Value»
CHINA — (Continued)
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,174	$16,060
	Shanghai Moons' Electric Co. Ltd., Class A	1,300	13,031
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	230,100	350,657
	Shanghai Pret Composites Co. Ltd., Class A	17,300	44,892
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	25,644
	Shanghai Pudong Development Bank Co. Ltd., Class A	254,500	367,554
	Shanghai Putailai New Energy Technology Group Co. Ltd.	12,376	49,013
	Shanghai QiFan Cable Co. Ltd., Class A	9,000	27,057
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,200	43,693
	Shanghai Runda Medical Technology Co. Ltd., Class A	17,200	39,518
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	75,009
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	39,100	30,753
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	28,500	43,609
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	85,291
*	Shanghai Stonehill Technology Co. Ltd., Class A	27,200	38,274
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	32,489
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	45,308
	Shanghai Vital Microtech Co. Ltd.	18,100	49,335

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	$44,972
	Shanghai Yaoji Technology Co. Ltd., Class A	14,300	53,482
	Shanghai Yct Electronics Group Co. Ltd., Class A	3,500	25,299
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	36,300	29,193
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,300	25,685
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	39,500	29,067
	Shanghai Zhonggu Logistics Co. Ltd., Class A	18,600	27,365
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	37,544
	Shanjin International Gold Co. Ltd., Class A	29,800	143,632
	Shannon Semiconductor Technology Co. Ltd., Class A	5,400	129,780
	Shantui Construction Machinery Co. Ltd., Class A	34,500	61,479
*	Shanxi Guoxin Energy Corp. Ltd., Class A	52,500	25,084
	Shanxi Hi-speed Group Co. Ltd., Class A	36,800	28,213
	Shanxi Securities Co. Ltd., Class A	18,830	16,396
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	231,988
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	31,000	25,548
	Sharetronic Data Technology Co. Ltd., Class A	3,920	128,045
	Shede Spirits Co. Ltd., Class A	5,100	41,317
	Shengda Resources Co. Ltd., Class A	21,100	176,913
		Shares	Value»
CHINA — (Continued)
	Shenghe Resources Holding Co. Ltd., Class A	7,400	$28,411
	Shengyi Technology Co. Ltd., Class A	12,700	125,513
	Shenma Industry Co. Ltd., Class A	17,300	22,621
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	206,242
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,436	24,610
	Shenzhen Airport Co. Ltd., Class A	45,500	47,406
	Shenzhen Aisidi Co. Ltd., Class A	32,000	58,905
*	Shenzhen Baoming Technology Co. Ltd., Class A	3,300	25,378
	Shenzhen Bingchuan Network Co. Ltd., Class A	4,400	22,139
	Shenzhen BSC Technology Co. Ltd., Class A	5,600	29,259
	Shenzhen Capchem Technology Co. Ltd., Class A	9,680	70,604
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	19,681
	Shenzhen Changhong Technology Co. Ltd., Class A	10,700	25,502
	Shenzhen Click Technology Co. Ltd., Class A	9,300	31,962
	Shenzhen Comix Group Co. Ltd., Class A	13,700	15,359
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	14,671
	Shenzhen Desay Battery Technology Co., Class A	6,754	25,307
*	Shenzhen Dynanonic Co. Ltd., Class A	7,752	46,174
	Shenzhen Envicool Technology Co. Ltd., Class A	8,112	124,889
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	21,680	120,468

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shenzhen Expressway Corp. Ltd., Class H	158,000	$151,772
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	6,900	23,341
*	Shenzhen Fenda Technology Co. Ltd., Class A	17,300	16,154
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	919	17,809
	Shenzhen FRD Science & Technology Co. Ltd., Class A	11,300	56,670
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	27,100	27,062
	Shenzhen Gas Corp. Ltd., Class A	37,900	37,582
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	18,998
	Shenzhen Goodix Technology Co. Ltd., Class A	2,000	23,239
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	7,600	41,040
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	41,500	29,335
	Shenzhen Honor Electronic Co. Ltd., Class A	1,500	53,402
	Shenzhen Huaqiang Industry Co. Ltd., Class A	6,100	22,943
	Shenzhen Inovance Technology Co. Ltd., Class A	12,050	129,579
	Shenzhen International Holdings Ltd.	417,750	481,309
#*	Shenzhen Investment Ltd.	825,174	91,979
	Shenzhen Invt Electric Co. Ltd., Class A	14,100	18,176
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	14,540
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	34,242
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,100	$98,526
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	19,497
	Shenzhen Kedali Industry Co. Ltd., Class A	4,000	88,919
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	13,300	29,709
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,100	49,237
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	34,252
	Shenzhen Leaguer Co. Ltd., Class A	35,800	55,986
	Shenzhen Lifotronic Technology Co. Ltd., Class A	8,011	15,853
	Shenzhen Megmeet Electrical Co. Ltd., Class A	5,200	94,405
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	25,231
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,200	304,847
	Shenzhen MTC Co. Ltd., Class A	40,800	56,886
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,400	72,888
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	26,544
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	24,423
	Shenzhen Qingyi Photomask Ltd., Class A	4,798	21,052
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,000	27,006

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen SC New Energy Technology Corp., Class A	5,245	$103,977
	Shenzhen SED Industry Co. Ltd., Class A	8,900	26,616
	Shenzhen SEG Co. Ltd., Class A	18,200	23,611
	Shenzhen Senior Technology Material Co. Ltd., Class A	16,993	33,835
	Shenzhen Sinexcel Electric Co. Ltd., Class A	11,900	65,171
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	61,727
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	14,096
	Shenzhen Sunway Communication Co. Ltd., Class A	13,100	150,479
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	18,768
	Shenzhen Topband Co. Ltd., Class A	25,000	46,146
	Shenzhen Topway Video Communication Co. Ltd., Class A	17,300	20,805
	Shenzhen Transsion Holdings Co. Ltd., Class A	13,384	111,569
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,200	20,270
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	14,100	54,742
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	16,479
	Shenzhen Yinghe Technology Co. Ltd., Class A	18,600	73,299
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	17,400	36,398
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	6,800	20,490
		Shares	Value»
CHINA — (Continued)
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	$87,323
*	Shenzhen Zhenye Group Co. Ltd., Class A	17,000	21,899
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	86,380
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	11,100	31,907
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	8,357	21,123
	Shinva Medical Instrument Co. Ltd., Class A	11,960	26,925
	Shiyue Daotian Group Co. Ltd., Class H	30,000	34,573
††	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	543
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,000	49,847
#	Shui On Land Ltd.	940,500	83,082
*	Siasun Robot & Automation Co. Ltd., Class A	4,900	12,232
	Sichuan Changhong Electric Co. Ltd., Class A	25,600	35,900
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	94,360
	Sichuan Development Lomon Co. Ltd., Class A	39,300	69,623
	Sichuan EM Technology Co. Ltd., Class A	19,100	78,110
	Sichuan Expressway Co. Ltd., Class H	234,000	167,154
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	24,988
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	46,109
	Sichuan Injet Electric Co. Ltd., Class A	1,800	14,887

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	$23,682
*	Sichuan Lutianhua Co. Ltd., Class A	38,500	26,535
	Sichuan New Energy Power Co. Ltd., Class A	30,700	54,871
	Sichuan Road & Bridge Group Co. Ltd., Class A	57,880	80,854
	Sichuan Swellfun Co. Ltd., Class A	5,600	33,549
	Sichuan Teway Food Group Co. Ltd., Class A	14,300	27,218
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	87,045
*	SIM Technology Group Ltd.	262,000	10,771
Ω	Simcere Pharmaceutical Group Ltd.	81,000	121,272
	Sineng Electric Co. Ltd., Class A	7,980	42,573
	Sino Biopharmaceutical Ltd.	2,319,000	1,967,685
	Sinocare, Inc., Class A	9,700	24,478
*	Sinochem International Corp., Class A	21,000	14,108
	Sinofert Holdings Ltd.	464,000	100,957
	Sinolink Securities Co. Ltd., Class A	30,800	41,317
	Sinoma International Engineering Co., Class A	67,300	110,494
	Sinoma Science & Technology Co. Ltd., Class A	13,400	82,757
	Sinomach Automobile Co. Ltd., Class A	45,500	43,242
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	108,450
	Sinomine Resource Group Co. Ltd., Class A	7,952	96,638
	Sinopec Engineering Group Co. Ltd., Class H	534,500	507,968
#	Sinopec Kantons Holdings Ltd.	336,000	186,509
		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Equipment Corp., Class A	25,900	$30,211
*	Sinopec Oilfield Service Corp., Class H	906,000	112,903
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	81,886
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	3,246	16,912
	Sinopharm Group Co. Ltd., Class H	632,800	1,688,463
	Sino-Platinum Metals Co. Ltd., Class A	10,478	34,581
	Sinoseal Holding Co. Ltd., Class A	3,600	19,448
	Sinosoft Co. Ltd., Class A	19,880	55,898
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	43,183
	Sinosteel New Materials Co. Ltd., Class A	20,800	32,455
	Sinotrans Ltd., Class H	759,000	503,591
	Sinotruk Hong Kong Ltd.	206,000	945,989
	Sinotruk Jinan Truck Co. Ltd., Class A	18,000	48,942
	Skshu Paint Co. Ltd., Class A	7,078	57,906
	Skyworth Digital Co. Ltd., Class A	29,900	49,974
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	8,000	24,788
	Songcheng Performance Development Co. Ltd., Class A	14,900	18,291
	Sonoscape Medical Corp., Class A	8,300	33,162
	SooChow Securities Co. Ltd., Class A	35,340	48,687
	Southern Publishing & Media Co. Ltd., Class A	11,900	25,848
	Southwest Securities Co. Ltd., Class A	58,800	38,763
	Stanley Agricultural Group Co. Ltd., Class A	22,600	37,147

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	27,700	$29,598
	StarPower Semiconductor Ltd., Class A	2,660	42,350
	State Grid Information & Communication Co. Ltd., Class A	17,400	48,527
	STO Express Co. Ltd., Class A	35,000	64,698
	Sufa Technology Industry Co. Ltd. CNNC, Class A	11,400	40,640
	Sumavision Technologies Co. Ltd., Class A	21,300	18,521
	Sumec Corp. Ltd., Class A	48,500	81,440
	Sun Art Retail Group Ltd.	314,500	62,003
*	Sun Create Electronics Co. Ltd., Class A	2,704	10,465
	Sun King Technology Group Ltd.	240,000	58,519
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	29,379
	Sungrow Power Supply Co. Ltd., Class A	24,640	535,290
	Suning Universal Co. Ltd., Class A	52,000	17,511
	Sunny Optical Technology Group Co. Ltd.	96,200	770,905
	Sunresin New Materials Co. Ltd., Class A	7,875	76,155
	Sunrise Group Co. Ltd., Class A	26,000	24,537
*	Sunshine Lake Pharma Co. Ltd., Class H	24,041	131,441
	Suntak Technology Co. Ltd., Class A	22,200	47,444
	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	35,084
	Sunwoda Electronic Co. Ltd., Class A	13,100	44,185
	Suofeiya Home Collection Co. Ltd., Class A	12,600	26,939
	SUPCON Technology Co. Ltd., Class A	3,434	41,367
		Shares	Value»
CHINA — (Continued)
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	$30,028
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,100	179,578
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	38,451
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	15,580
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	40,049
	Suzhou Secote Precision Electronic Co. Ltd., Class A	4,900	35,630
	Suzhou Sushi Testing Group Co. Ltd., Class A	10,600	27,908
	Suzhou TFC Optical Communication Co. Ltd., Class A	6,348	225,987
	Suzhou TZTEK Technology Co. Ltd., Class A	2,317	28,231
	SY Holdings Group Ltd.	86,000	127,434
	Symphony Holdings Ltd.	330,000	60,394
*	SYoung Group Co. Ltd., Class A	10,900	35,827
	Taiji Computer Corp. Ltd., Class A	10,439	36,337
*	Taiyuan Heavy Industry Co. Ltd., Class A	58,500	20,536
	TangShan Port Group Co. Ltd., Class A	54,500	33,574
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	74,745
*	Tanwan, Inc.	25,400	58,038
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	33,464
	TCL Electronics Holdings Ltd.	308,000	473,494
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	38,166
	Ten Pao Group Holdings Ltd.	140,000	49,983

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tencent Holdings Ltd.	649,700	$49,937,112
	Tencent Music Entertainment Group, ADR	114,507	1,921,427
#	Tenfu Cayman Holdings Co. Ltd.	46,000	17,533
	Three Squirrels, Inc., Class A	7,900	27,123
	Thunder Software Technology Co. Ltd., Class A	3,000	32,484
	Tian An China Investment Co. Ltd.	112,000	65,713
	Tian Lun Gas Holdings Ltd.	55,500	20,775
*	Tianfeng Securities Co. Ltd., Class A	38,200	22,690
#	Tiangong International Co. Ltd.	216,000	94,360
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	7,700	21,849
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	22,985
	Tianjin Development Holdings Ltd.	60,000	20,779
	Tianjin Port Co. Ltd., Class A	70,200	48,788
	Tianjin Port Development Holdings Ltd.	304,000	27,238
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	23,512
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	32,700	21,262
*	Tianma Microelectronics Co. Ltd., Class A	32,300	45,091
	Tianneng Power International Ltd.	184,000	172,188
*	Tianqi Lithium Corp., Class H	45,600	284,759
	Tianrun Industry Technology Co. Ltd., Class A	36,500	38,846
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	78,796
	Tibet Mineral Development Co. Ltd., Class A	7,900	30,355
		Shares	Value»
CHINA — (Continued)
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,480	$57,829
#	Time Interconnect Technology Ltd.	88,000	174,127
	Tinergy Chemical Co. Ltd., Class A	69,890	52,589
	Tingyi Cayman Islands Holding Corp.	368,000	557,752
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	40,889
	TK Group Holdings Ltd.	30,000	9,579
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	39,546
	Toly Bread Co. Ltd., Class A	26,129	20,653
	Tomson Group Ltd.	221,689	75,885
	Tongcheng Travel Holdings Ltd.	354,400	1,054,163
	Tongdao Liepin Group	70,200	33,836
	Tongguan Gold Group Ltd.	196,000	82,723
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	19,900	25,919
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	5,500	20,337
	Tongkun Group Co. Ltd., Class A	31,900	100,334
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	85,513
	Tongling Nonferrous Metals Group Co. Ltd., Class A	149,100	174,305
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	21,801
	Topchoice Medical Corp., Class A	7,089	46,918
	Topsec Technologies Group, Inc., Class A	38,100	47,941
Ω	Topsports International Holdings Ltd.	765,000	277,362
	Toread Holdings Group Co. Ltd., Class A	26,900	52,862
#	Towngas Smart Energy Co. Ltd.	307,626	144,401
*	TPV Technology Co. Ltd., Class A	71,200	26,087

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Transfar Zhilian Co. Ltd., Class A	79,500	$76,311
	TravelSky Technology Ltd., Class H	97,000	131,924
	Triangle Tyre Co. Ltd., Class A	10,100	22,458
*	Trigiant Group Ltd.	272,000	23,770
	Trip.com Group Ltd. (9961 HK)	54,650	3,354,177
	Trip.com Group Ltd. (TCOM US), ADR	38,258	2,347,893
	Triumph Science & Technology Co. Ltd., Class A	7,400	15,450
*	TRS Information Technology Corp. Ltd., Class A	10,300	33,881
*	Truking Technology Ltd., Class A	10,500	16,820
	Tsingtao Brewery Co. Ltd., Class H	144,000	911,304
	TSP Wind Power Group Co. Ltd.	28,400	56,010
*Ω	Tuhu Car, Inc.	21,000	41,858
	Tuniu Corp., Sponsored ADR	11,396	7,605
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,319	39,990
	Unilumin Group Co. Ltd., Class A	43,100	48,552
#	Uni-President China Holdings Ltd.	221,000	224,079
	Unisplendour Corp. Ltd., Class A	24,580	88,432
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	108,501
	Valiant Co. Ltd., Class A	29,200	71,811
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	4,200	10,184
	Vatti Corp. Ltd., Class A	13,500	12,237
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,200	26,739
*	Venustech Group, Inc., Class A	11,700	23,855
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	1,465	46,525
		Shares	Value»
CHINA — (Continued)
	Vipshop Holdings Ltd., ADR	149,155	$2,552,042
	Visual China Group Co. Ltd., Class A	5,600	21,171
*Ω	Viva Biotech Holdings	172,000	56,356
	Walvax Biotechnology Co. Ltd., Class A	19,100	34,723
	Wangneng Environment Co. Ltd., Class A	8,600	20,875
	Wangsu Science & Technology Co. Ltd., Class A	17,700	42,086
	Wanguo Gold Group Ltd.	176,000	267,405
	Want Want China Holdings Ltd.	969,000	584,408
	Wanxiang Qianchao Co. Ltd., Class A	31,300	77,409
	Warom Technology, Inc. Co., Class A	7,000	19,715
	Wasion Holdings Ltd.	134,000	409,237
	Weibo Corp. (9898 HK), Class A	760	8,115
#	Weibo Corp. (WB US), Sponsored ADR	16,135	170,708
	Weichai Power Co. Ltd., Class H	692,000	2,345,622
	Weifu High-Technology Group Co. Ltd., Class A	15,600	47,978
	Weihai Guangwei Composites Co. Ltd., Class A	12,320	70,804
	Wencan Group Co. Ltd., Class A	5,200	15,433
	Wenzhou Yihua Connector Co. Ltd., Class A	4,000	30,120
	Western Mining Co. Ltd., Class A	31,700	159,682
	Western Region Gold Co. Ltd., Class A	7,100	42,879
	Western Securities Co. Ltd., Class A	43,700	50,335
	Western Superconducting Technologies Co. Ltd., Class A	6,525	79,489
#	Wharf Holdings Ltd.	153,000	494,706
	Willfar Information Technology Co. Ltd., Class A	4,219	24,858
	Windey Energy Technology Group Co. Ltd., Class A	7,410	20,751

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wingtech Technology Co. Ltd., Class A	6,900	$39,051
	Winning Health Technology Group Co. Ltd., Class A	28,000	44,538
	Wolong Electric Group Co. Ltd., Class A	14,400	91,055
*	World Union Group, Inc., Class A	32,800	12,784
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	90,941
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	5,036	63,753
	Wuhan East Lake High Technology Group Co. Ltd., Class A	28,200	44,554
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	18,406
*	Wuhan Guide Infrared Co. Ltd., Class A	21,106	50,419
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	36,217
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	34,236
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	25,933
	Wuhu Token Science Co. Ltd., Class A	37,700	34,424
	Wuliangye Yibin Co. Ltd., Class A	30,812	465,138
	WUS Printed Circuit Kunshan Co. Ltd., Class A	16,990	169,933
Ω	WuXi AppTec Co. Ltd., Class H	61,900	880,840
	Wuxi Autowell Technology Co. Ltd., Class A	8,430	115,422
	Wuxi Best Precision Machinery Co. Ltd., Class A	7,000	24,552
*Ω	Wuxi Biologics Cayman, Inc.	598,000	2,829,945
	Wuxi Boton Technology Co. Ltd., Class A	5,900	19,611
		Shares	Value»
CHINA — (Continued)
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	24,900	$75,219
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,000	33,241
	Wuxi NCE Power Co. Ltd., Class A	5,740	38,024
	Wuxi Rural Commercial Bank Co. Ltd., Class A	40,800	34,643
	Wuxi Taiji Industry Ltd. Co., Class A	38,600	62,287
	XCMG Construction Machinery Co. Ltd., Class A	111,700	172,630
	XGD, Inc., Class A	12,100	46,327
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	74,500	7,324
	Xiamen Bank Co. Ltd., Class A	41,100	41,413
	Xiamen C & D, Inc., Class A	53,600	73,580
	Xiamen Faratronic Co. Ltd., Class A	2,700	42,217
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	5,100	22,769
	Xiamen International Airport Co. Ltd., Class A	11,480	30,341
	Xiamen Intretech, Inc., Class A	16,990	48,995
	Xiamen ITG Group Corp. Ltd., Class A	57,300	57,649
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	11,697
	Xiamen Kingdomway Group Co., Class A	13,000	35,589
	Xiamen Port Development Co. Ltd., Class A	22,300	40,529
	Xiamen Tungsten Co. Ltd., Class A	19,200	154,269
	Xiamen Xiangyu Co. Ltd., Class A	74,206	90,785
	Xi'an Bright Laser Technologies Co. Ltd., Class A	1,025	16,433
*	Xian International Medical Investment Co. Ltd., Class A	16,900	11,889

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xi'An Shaangu Power Co. Ltd., Class A	34,700	$53,246
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	29,618
	Xiandai Investment Co. Ltd., Class A	41,500	25,559
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	27,900	57,405
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	17,900	36,071
*Ω	Xiaomi Corp., Class B	1,338,800	6,060,171
	Xinfengming Group Co. Ltd., Class A	35,700	107,182
	Xingfa Aluminium Holdings Ltd.	41,000	39,905
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	187,690
	Xinhuanet Co. Ltd., Class A	10,660	38,362
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	13,383
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	21,300	27,056
	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	27,697
#	Xinyi Energy Holdings Ltd.	465,286	72,040
	Xizang Zhufeng Resources Co. Ltd., Class A	15,200	40,912
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,000	34,306
*	XPeng, Inc., Class A	145,300	1,307,932
	Xtep International Holdings Ltd.	510,962	335,830
	Xuji Electric Co. Ltd., Class A	21,100	90,656
#*	Xunlei Ltd., ADR	19,606	120,577
Ω	Yadea Group Holdings Ltd.	438,653	619,778
	Yangling Metron New Material, Inc., Class A	12,826	31,281
		Shares	Value»
CHINA — (Continued)
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,700	$83,506
	Yankershop Food Co. Ltd., Class A	4,830	47,335
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	20,495
	Yantai China Pet Foods Co. Ltd., Class A	5,400	38,646
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	20,407
	Yantai Eddie Precision Machinery Co. Ltd., Class A	15,380	49,018
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,200	218,559
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	54,378
*	Yatsen Holding Ltd., ADR	25,009	106,538
	YD Electronic Technology Co. Ltd., Class A	6,600	60,086
#*	Yeahka Ltd.	59,600	61,055
	Yealink Network Technology Corp. Ltd., Class A	12,772	70,500
	Yeebo International Holdings Ltd.	42,000	19,988
	YGSOFT, Inc., Class A	25,800	23,930
*	Yibin Tianyuan Group Co. Ltd., Class A	33,800	29,426
	Yifan Pharmaceutical Co. Ltd., Class A	13,800	24,151
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,041	75,772
	Yihai International Holding Ltd.	153,000	288,294
	Yindu Kitchen Equipment Co. Ltd., Class A	8,410	19,524
	Yiren Digital Ltd., Sponsored ADR	11,804	46,862
#Ω	Yixin Group Ltd.	253,500	91,987
	Yixintang Pharmaceutical Group Co. Ltd., Class A	10,200	20,634

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yizumi Holdings Co. Ltd., Class A	9,100	$33,855
	Yonfer Agricultural Technology Co. Ltd., Class A	50,100	126,178
*	Yonghui Superstores Co. Ltd., Class A	30,400	19,267
	Yotrio Group Co. Ltd., Class A	40,700	22,174
*	Youcare Pharmaceutical Group Co. Ltd., Class A	9,354	32,632
#*	Youdao, Inc., ADR	2,320	24,128
	Youngor Fashion Co. Ltd., Class A	66,900	70,784
	Youngy Co. Ltd., Class A	6,400	50,009
*	Youzu Interactive Co. Ltd., Class A	21,100	36,696
	YTO Express Group Co. Ltd., Class A	32,600	79,164
	Yuexiu Property Co. Ltd.	476,800	277,775
	Yuexiu Services Group Ltd.	77,500	24,006
	Yuexiu Transport Infrastructure Ltd.	192,000	116,228
	YUNDA Holding Group Co. Ltd., Class A	61,380	60,587
	Yunnan Baiyao Group Co. Ltd., Class A	12,780	102,283
	Yunnan Copper Co. Ltd., Class A	48,500	181,855
*	Yunnan Energy New Material Group Co. Ltd., Class A	5,600	41,088
	Yunnan Nantian Electronics Information Co. Ltd., Class A	11,800	28,631
	Yunnan Tin Co. Ltd., Class A	34,200	191,983
	Yusys Technologies Co. Ltd., Class A	7,040	22,800
	Yutong Bus Co. Ltd., Class A	28,600	127,275
*	Zai Lab Ltd. ZLAB US, ADR	8,251	136,967
	Zangge Mining Co. Ltd., Class A	3,400	42,200
	ZBOM Home Collection Co. Ltd., Class A	5,605	7,903
		Shares	Value»
CHINA — (Continued)
	ZCZL Industrial Technology Group Co. Ltd., Class H	61,800	$174,142
	Zengame Technology Holding Ltd.	112,000	34,377
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	6,129	141,452
	Zhaojin Mining Industry Co. Ltd., Class H	182,500	802,668
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	11,765
	Zhefu Holding Group Co. Ltd., Class A	75,300	52,654
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	21,200	51,660
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	39,843
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	2,300	26,511
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	61,273
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	102,199
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	45,746
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	36,611
	Zhejiang Crystal-Optech Co. Ltd., Class A	12,900	44,232
	Zhejiang Dahua Technology Co. Ltd., Class A	29,002	79,060
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	32,000	71,055
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	60,756
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	28,100	50,984

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Expressway Co. Ltd., Class H	462,160	$436,142
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	23,107
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	28,300	41,565
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	25,200	25,900
	Zhejiang Hailiang Co. Ltd., Class A	55,700	116,716
	Zhejiang Hailide New Material Co. Ltd., Class A	33,300	35,435
	Zhejiang HangKe Technology, Inc. Co., Class A	5,605	24,344
	Zhejiang Hangmin Co. Ltd., Class A	16,190	17,765
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	15,021
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,700	31,264
	Zhejiang Huace Film & Television Co. Ltd., Class A	39,600	52,777
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	4,400	10,255
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	81,189
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	27,299
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	9,400	27,859
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,800	43,635
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	55,798
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,100	$24,785
	Zhejiang Lante Optics Co. Ltd., Class A	5,852	38,825
	Zhejiang Longsheng Group Co. Ltd., Class A	29,600	64,843
	Zhejiang Medicine Co. Ltd., Class A	18,416	39,570
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	24,101
	Zhejiang NHU Co. Ltd., Class A	40,548	162,688
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	13,531
	Zhejiang Orient Holdings Group Co. Ltd., Class A	32,670	30,388
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	19,375
	Zhejiang Runtu Co. Ltd., Class A	42,100	76,179
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,000	95,321
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	47,382
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	32,682	25,635
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	5,800	17,095
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	15,459
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	29,900	28,515
	Zhejiang Supor Co. Ltd., Class A	3,700	22,995
	Zhejiang Taihua New Material Group Co. Ltd., Class A	5,700	7,606
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	10,788
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	12,700	28,074

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Wanliyang Co. Ltd., Class A	22,800	$32,515
	Zhejiang Wanma Co. Ltd., Class A	19,100	45,754
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	61,399
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	25,600	38,498
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	49,280
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	33,232
	Zhejiang XCC Group Co. Ltd., Class A	5,000	54,427
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	20,356
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	47,335
	Zhejiang Xinao Textiles, Inc., Class A	9,800	13,051
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	14,223
	Zhejiang Yinlun Machinery Co. Ltd., Class A	6,700	35,473
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	8,600	21,920
*	Zhejiang Yongtai Technology Co. Ltd., Class A	19,300	71,150
	Zhende Medical Co. Ltd., Class A	2,900	28,706
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	20,100	15,407
	Zheshang Securities Co. Ltd., Class A	34,100	52,500
	Zhewen Interactive Group Co. Ltd., Class A	24,600	46,204
#*	Zhihu, Inc.	18,400	23,063
		Shares	Value»
CHINA — (Continued)
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	248,900	$530,540
	Zhongji Innolight Co. Ltd., Class A	10,800	1,002,933
	Zhongjin Gold Corp. Ltd., Class A	45,100	228,056
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	6,200	30,999
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	100,306
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	34,138
	Zhongsheng Group Holdings Ltd.	228,500	340,418
	Zhongtai Securities Co. Ltd., Class A	11,600	10,668
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	17,300	28,778
#	Zhongyu Energy Holdings Ltd.	215,000	78,453
#Ω	Zhongyuan Bank Co. Ltd., Class H	309,000	13,065
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	100,000	20,996
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	25,506
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	112,900	617,308
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	3,900	27,997
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	61,643
*	Zhuzhou Smelter Group Co. Ltd., Class A	18,800	60,620
	Zhuzhou Times New Material Technology Co. Ltd., Class A	15,400	32,373
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,200	24,778
	ZJAMP Group Co. Ltd., Class A	17,100	26,896

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	ZJLD Group, Inc.	79,000	$91,387
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	323,600	363,034
	ZTO Express Cayman, Inc. (2057 HK)	43,750	966,006
	ZTO Express Cayman, Inc. (ZTO US), ADR	16,402	359,696
	ZWSOFT Co. Ltd. Guangzhou, Class A	3,029	30,132
Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	29,500	93,232
TOTAL CHINA			360,982,335
COLOMBIA — (0.2%)
	Celsia SA	54,286	77,239
	Grupo Cibest SA CIB US, ADR	9,294	758,855
	Grupo Cibest SA CIBEST CB	20,019	452,160
	Grupo de Inversiones Suramericana SA	5,015	84,784
	Grupo Energia Bogota SA ESP	179,125	158,683
	Interconexion Electrica SA ESP	35,006	286,912
	Mineros SA	19,779	102,617
	Organizacion Terpel SA	3,840	20,608
	Promigas SA ESP	46,475	86,491
TOTAL COLOMBIA			2,028,349
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	6,954	421,392
Ω	Moneta Money Bank AS	44,295	444,560
TOTAL CZECH REPUBLIC			865,952
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	101,145	267,908
GREECE — (0.5%)
*	Aktor SA Holding Co. Technical & Energy Projects	7,411	95,347
	Alpha Bank SA	185,968	890,221
	Athens International Airport SA	6,027	80,875
		Shares	Value»
GREECE — (Continued)
	Athens Water Supply & Sewage Co. SA	6,473	$55,280
	Autohellas Tourist & Trading SA	5,765	88,812
	Avax SA	7,770	30,969
	Bank of Greece	5,575	113,681
	Cenergy Holdings SA	3,429	78,773
	Ellaktor SA	12,375	20,212
	ElvalHalcor SA	22,035	120,788
	Eurobank SA, Class A	187,823	917,886
	Fourlis Holdings SA	12,777	66,695
	GEK Terna SA	5,108	201,060
	Hellenic Telecommunications Organization SA	14,845	278,424
	Helleniq Energy Holdings SA	31,421	338,161
	Ideal Holdings SA	8,352	61,371
#	Intracom Holdings SA	12,803	53,463
	Jumbo SA	17,719	525,383
	Kri-Kri Milk Industry SA	2,713	69,836
*	LAMDA Development SA	4,426	37,161
	Lavipharm SA	13,888	19,695
	Motor Oil Hellas Corinth Refineries SA	20,367	820,036
	National Bank of Greece SA	40,552	715,923
	OPAP SA	33,126	668,058
	Piraeus Port Authority SA	1,629	76,919
	Profile Systems & Software SA	3,854	35,668
	Quest Holdings SA	8,669	72,358
	Sarantis SA	5,551	89,275
	Thrace Plastics Holding & Co.	3,797	19,049
TOTAL GREECE			6,641,379
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	98,000	12,873
HUNGARY — (0.3%)
*	4iG Nyrt	5,746	70,527
	Magyar Telekom Telecommunications PLC	88,967	551,906
*	MASTERPLAST Nyrt	1,147	9,598
	OTP Bank Nyrt	22,647	2,849,716
	Richter Gedeon Nyrt	15,998	535,244
TOTAL HUNGARY			4,016,991
INDIA — (13.3%)
	360 ONE WAM Ltd.	55,496	681,450

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	3M India Ltd.	587	$218,699
	63 Moons Technologies Ltd.	6,370	44,795
	Aarti Industries Ltd.	14,842	60,065
	ABB India Ltd.	6,445	390,168
	Abbott India Ltd.	126	37,433
	Accelya Solutions India Ltd.	1,511	21,228
	Action Construction Equipment Ltd.	15,331	141,883
*	Adani Green Energy Ltd.	17,622	163,295
	Adani Total Gas Ltd.	27,211	156,612
	ADF Foods Ltd.	12,605	24,219
*	Aditya Birla Capital Ltd.	305,852	1,134,166
*	Aditya Birla Lifestyle Brands Ltd.	51,393	58,798
	Aditya Birla Sun Life Asset Management Co. Ltd.	7,598	63,186
	Advanced Enzyme Technologies Ltd.	11,626	37,658
	Aegis Logistics Ltd.	43,099	337,751
*	Affle 3i Ltd.	3,690	62,614
	Ahluwalia Contracts India Ltd.	5,052	47,022
	AIA Engineering Ltd.	2,473	107,669
	Ajanta Pharma Ltd.	10,574	318,434
	Ajmera Realty & Infra India Ltd.	10,725	17,629
	Akzo Nobel India Ltd.	3,858	117,533
	Alembic Pharmaceuticals Ltd.	9,666	82,566
	Alkem Laboratories Ltd.	7,590	469,812
	Allcargo Global Ltd.	123,978	31,363
*	Allcargo Logistics Ltd.	222,012	25,067
	Allied Digital Services Ltd.	4,683	6,397
	Amara Raja Energy & Mobility Ltd.	22,821	208,202
*	Amber Enterprises India Ltd.	2,285	142,621
	Ambika Cotton Mills Ltd.	671	9,402
	Amrutanjan Health Care Ltd.	1,522	9,715
	Anant Raj Ltd.	23,144	127,891
	Angel One Ltd.	14,848	407,001
	Anup Engineering Ltd.	1,400	27,036
	Apar Industries Ltd.	5,389	470,097
	APL Apollo Tubes Ltd.	57,568	1,279,754
	Aptus Value Housing Finance India Ltd.	19,676	59,151
	Arvind Fashions Ltd.	24,134	123,289
		Shares	Value»
INDIA — (Continued)
	Arvind SmartSpaces Ltd.	4,403	$25,483
	Ashapura Minechem Ltd.	2,437	17,846
	Ashiana Housing Ltd.	10,235	32,743
	Ashok Leyland Ltd.	1,062,128	2,284,405
*	Ashoka Buildcon Ltd.	41,864	68,352
	Asian Paints Ltd.	60,903	1,610,012
Ω	Aster DM Healthcare Ltd.	36,314	218,169
	Astra Microwave Products Ltd.	7,406	79,264
	Astral Ltd.	15,251	243,646
	AstraZeneca Pharma India Ltd.	1,479	137,354
	AurionPro Solutions Ltd.	5,307	52,537
	Automotive Axles Ltd.	548	11,146
	Avadh Sugar & Energy Ltd.	1,668	6,030
	Avantel Ltd.	27,576	46,307
	Avanti Feeds Ltd.	10,804	93,982
*Ω	Avenue Supermarts Ltd.	12,277	493,736
*	AWL Agri Business Ltd.	29,745	69,245
	Axis Bank Ltd. (AXSB IN)	66,855	994,885
*	AXISCADES Technologies Ltd.	6,885	92,636
	Bajaj Auto Ltd.	7,145	745,147
*	Bajaj Consumer Care Ltd.	18,187	67,202
	Bajaj Finance Ltd.	252,210	2,554,442
	Bajaj Finserv Ltd.	32,088	682,282
	Balaji Amines Ltd.	1,762	21,381
	Balrampur Chini Mills Ltd.	39,453	179,635
	Banco Products India Ltd.	7,160	46,327
Ω	Bandhan Bank Ltd.	216,689	364,457
	Bank of India	138,098	246,574
	Bank of Maharashtra	149,303	106,441
	Bannari Amman Sugars Ltd.	614	23,992
	BASF India Ltd.	4,120	163,174
	Bata India Ltd.	14,808	138,553
	Bayer CropScience Ltd.	4,956	241,617
	BCL Industries Ltd.	12,912	3,977
	BEML Ltd.	9,636	188,418
	Berger Paints India Ltd.	78,865	397,406
*	BF Utilities Ltd.	6,688	37,986
	Bhansali Engineering Polymers Ltd.	24,745	22,346
	Bharat Bijlee Ltd.	1,886	57,645
	Bharat Electronics Ltd.	537,864	2,629,180

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Heavy Electricals Ltd.	140,817	$403,619
	Bharat Petroleum Corp. Ltd.	219,760	871,249
	Bharat Rasayan Ltd.	1,172	23,798
	Bharti Airtel Ltd.	189,241	4,058,850
	Biocon Ltd.	67,582	269,996
	BirlaNu Ltd.	812	13,924
	Birlasoft Ltd.	54,584	247,787
*	BL Kashyap & Sons Ltd.	12,089	6,219
	Black Box Ltd.	20,920	116,117
	Blue Dart Express Ltd.	709	42,560
	Blue Star Ltd.	28,323	563,063
*	Bluspring Enterprises Ltd.	21,752	13,918
	Bombay Burmah Trading Co.	6,371	119,407
	Bombay Dyeing & Manufacturing Co. Ltd.	30,915	38,719
*	Borosil Scientific Ltd.	1,998	2,383
	Bosch Ltd.	870	345,552
	Brigade Enterprises Ltd.	11,908	97,854
*	Brightcom Group Ltd.	280,280	28,174
	Britannia Industries Ltd.	16,319	1,038,822
*	Camlin Fine Sciences Ltd.	33,166	52,575
	Campus Activewear Ltd.	8,701	23,900
	Can Fin Homes Ltd.	23,469	240,291
*	Capacit'e Infraprojects Ltd.	12,030	29,073
	Caplin Point Laboratories Ltd.	6,444	121,494
	Carborundum Universal Ltd.	20,681	177,222
	Care Ratings Ltd.	849	14,841
*	Cartrade Tech Ltd.	6,926	199,061
	Carysil Ltd.	1,864	16,016
	Castrol India Ltd.	167,976	336,245
	CE Info Systems Ltd.	3,487	50,107
	Ceat Ltd.	3,239	132,320
	Cello World Ltd.	1,776	9,646
	Cemindia Projects Ltd.	23,769	164,816
	Central Depository Services India Ltd.	29,541	424,245
	Centum Electronics Ltd.	521	13,191
	Century Enka Ltd.	1,684	7,933
	Century Plyboards India Ltd.	20,485	179,162
	Cera Sanitaryware Ltd.	1,360	74,036
	CG Power & Industrial Solutions Ltd.	94,468	603,556
		Shares	Value»
INDIA — (Continued)
	Chalet Hotels Ltd.	5,660	$53,548
	Chambal Fertilisers & Chemicals Ltd.	35,229	170,016
*	Chemplast Sanmar Ltd.	5,512	15,418
	Chennai Petroleum Corp. Ltd.	11,761	110,738
*	Choice International Ltd.	9,080	75,416
	Cholamandalam Financial Holdings Ltd.	26,218	471,803
	Cholamandalam Investment & Finance Co. Ltd.	73,280	1,299,138
	CIE Automotive India Ltd.	22,908	104,653
*	Cigniti Technologies Ltd.	2,958	51,975
	Clean Science & Technology Ltd.	2,279	21,401
	CMS Info Systems Ltd.	22,516	77,396
Ω	Cochin Shipyard Ltd.	21,148	382,468
	Coforge Ltd.	85,710	1,541,959
	Colgate-Palmolive India Ltd.	40,596	930,716
	Computer Age Management Services Ltd.	47,600	360,287
	Container Corp. of India Ltd.	34,714	189,997
	Coromandel International Ltd.	47,641	1,164,386
	Cosmo First Ltd.	1,123	7,293
	Craftsman Automation Ltd.	2,885	229,822
*	CreditAccess Grameen Ltd.	12,386	177,142
	CRISIL Ltd.	4,179	211,995
	Crompton Greaves Consumer Electricals Ltd.	69,066	166,715
	Cummins India Ltd.	24,226	1,078,216
	Cyient Ltd.	17,513	214,397
*Ω	D.P. Abhushan Ltd.	943	13,033
	Dabur India Ltd.	59,337	326,925
	Datamatics Global Services Ltd.	1,949	14,893
	DB Corp. Ltd.	7,571	19,698
	DCM Shriram Fine Chemicals Ltd.	7,514	4,948
	DCM Shriram Industries Ltd.	7,514	3,098
	DCM Shriram International Ltd.	7,514	4,948
	Deep Industries Ltd.	3,825	15,455

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	$184,944
	Deepak Nitrite Ltd.	14,395	257,920
*	Delhivery Ltd.	69,980	324,526
	Delta Corp. Ltd.	19,778	13,927
*	DEN Networks Ltd.	51,088	15,600
*	Dhanlaxmi Bank Ltd.	78,780	20,733
	Dhanuka Agritech Ltd.	4,458	54,276
*	Digitide Solutions Ltd.	21,752	27,156
Ω	Dilip Buildcon Ltd.	14,000	69,508
*	Dish TV India Ltd.	417,871	15,828
*	Dishman Carbogen Amcis Ltd.	13,491	31,871
	Dixon Technologies India Ltd.	7,615	865,024
	Dodla Dairy Ltd.	2,492	32,475
	Dollar Industries Ltd.	2,411	8,276
Ω	Dr. Lal PathLabs Ltd.	19,982	304,211
	Dr. Reddy's Laboratories Ltd., ADR	10,840	145,473
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	69,669	918,128
	Dynacons Systems & Solutions Ltd.	3,186	31,834
	eClerx Services Ltd.	8,103	410,984
	Eicher Motors Ltd.	15,100	1,171,417
*	EID Parry India Ltd.	27,259	273,339
	Eimco Elecon India Ltd.	645	12,328
	Elecon Engineering Co. Ltd.	19,406	85,964
	Elgi Equipments Ltd.	41,925	197,719
	Emami Ltd.	73,976	389,599
*	Embassy Developments Ltd.	66,790	48,185
Ω	Endurance Technologies Ltd.	6,416	169,267
	Engineers India Ltd.	53,759	101,307
	EPL Ltd.	67,370	141,234
*Ω	Equitas Small Finance Bank Ltd.	119,737	91,467
Ω	Eris Lifesciences Ltd.	11,571	174,335
	ESAB India Ltd.	1,334	80,720
	Escorts Kubota Ltd.	8,042	294,704
*	Eternal Ltd.	159,024	473,840
*	Eureka Forbes Ltd.	10,298	61,301
	Eveready Industries India Ltd.	2,554	9,286
	Everest Kanto Cylinder Ltd.	17,487	20,817
	Excel Industries Ltd.	1,401	14,249
	Expleo Solutions Ltd.	1,493	14,842
*	FDC Ltd.	13,171	53,040
	Federal Bank Ltd.	105,157	329,204
	Filatex India Ltd.	43,861	21,868
		Shares	Value»
INDIA — (Continued)
	Fine Organic Industries Ltd.	1,963	$90,403
	Fineotex Chemical Ltd.	101,620	24,644
*	Fino Payments Bank Ltd.	970	2,292
	Finolex Cables Ltd.	17,633	139,212
	Finolex Industries Ltd.	56,470	108,910
	Firstsource Solutions Ltd.	110,374	383,638
	Force Motors Ltd.	1,571	326,225
	Fortis Healthcare Ltd.	95,400	883,784
*	FSN E-Commerce Ventures Ltd.	212,455	546,867
*	Fusion Finance Ltd.	19,024	37,874
	G R Infraprojects Ltd.	1,451	15,436
	Gabriel India Ltd.	11,003	111,742
	Galaxy Surfactants Ltd.	4,382	86,488
*	Ganesh Benzoplast Ltd.	3,712	2,946
	Ganesh Housing Ltd.	6,076	48,779
	Garware Hi-Tech Films Ltd.	873	28,701
	Gateway Distriparks Ltd.	84,005	53,483
	GE Vernova T&D India Ltd.	16,801	589,564
	GHCL Textiles Ltd.	10,074	8,307
	GIC Housing Finance Ltd.	13,893	24,533
	Gillette India Ltd.	1,864	177,968
Ω	Gland Pharma Ltd.	2,287	45,542
	GlaxoSmithKline Pharmaceuticals Ltd.	11,246	293,475
	Glenmark Pharmaceuticals Ltd.	25,958	572,301
	Global Health Ltd.	17,102	197,297
	Globus Spirits Ltd.	1,069	10,833
	GMM Pfaudler Ltd.	6,699	71,265
*	GMR Airports Ltd.	368,392	376,746
	GNA Axles Ltd.	2,031	7,907
	Godrej Consumer Products Ltd.	41,872	526,173
*	Godrej Properties Ltd.	21,424	367,596
*	Gokul Agro Resources Ltd.	14,016	24,631
	Goldiam International Ltd.	9,589	32,310
	Granules India Ltd.	32,588	202,990
	Gravita India Ltd.	6,503	114,092
	Greaves Cotton Ltd.	27,270	48,362
	Greenlam Industries Ltd.	10,968	28,760

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Greenply Industries Ltd.	28,877	$70,630
	Grindwell Norton Ltd.	4,821	79,997
	Gujarat Gas Ltd.	25,908	119,784
	Gujarat Pipavav Port Ltd.	75,513	137,126
	Gujarat State Fertilizers & Chemicals Ltd.	43,956	88,242
	Gujarat State Petronet Ltd.	86,224	283,885
	Gulf Oil Lubricants India Ltd.	3,376	40,040
*	Hathway Cable & Datacom Ltd.	100,039	11,187
	Hatsun Agro Product Ltd.	9,468	90,476
	Havells India Ltd.	32,078	447,736
	HBL Engineering Ltd.	22,713	193,649
	HCL Technologies Ltd.	129,196	2,378,098
Ω	HDFC Asset Management Co. Ltd.	19,970	545,330
Ω	HDFC Life Insurance Co. Ltd.	64,413	511,268
*	HealthCare Global Enterprises Ltd.	14,367	92,432
	Heritage Foods Ltd.	11,224	43,759
	Hero MotoCorp Ltd. (HMCL IN)	22,400	1,348,227
	HFCL Ltd.	194,533	143,541
	HG Infra Engineering Ltd.	3,130	21,987
	Himadri Speciality Chemical Ltd.	30,118	150,828
	Himatsingka Seide Ltd.	18,367	20,622
*	Hinduja Global Solutions Ltd.	5,135	23,455
	Hindustan Aeronautics Ltd.	21,208	1,066,363
	Hindustan Copper Ltd.	31,109	227,544
*	Hindustan Foods Ltd.	5,182	26,255
	Hindustan Unilever Ltd.	77,554	1,995,498
*	Hindware Home Innovation Ltd.	4,999	12,259
	Hitachi Energy India Ltd.	1,840	377,441
Ω	Home First Finance Co. India Ltd.	15,090	193,503
	Honda India Power Products Ltd.	808	17,847
	HPL Electric & Power Ltd.	3,653	13,202
*	Hubtown Ltd.	7,652	17,462
	Huhtamaki India Ltd.	5,375	10,711
		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd. (IBN US), Sponsored ADR	185,870	$5,444,132
	ICICI Bank Ltd. (ICICIBC IN)	116,647	1,722,221
Ω	ICICI Lombard General Insurance Co. Ltd.	21,320	419,567
Ω	ICICI Prudential Life Insurance Co. Ltd.	40,878	281,635
	ICRA Ltd.	43	2,958
	IDFC First Bank Ltd.	1,239,328	1,126,515
*	IFB Industries Ltd.	2,098	25,379
*	IFCI Ltd.	156,797	93,838
	IIFL Capital Services Ltd.	47,129	170,513
	IIFL Finance Ltd.	1,233	7,075
*	Imagicaaworld Entertainment Ltd.	21,746	12,074
Ω	IndiaMart InterMesh Ltd.	4,815	115,275
	Indian Bank	54,819	544,105
Ω	Indian Energy Exchange Ltd.	53,641	73,969
	Indian Railway Catering & Tourism Corp. Ltd.	33,687	228,427
Ω	Indian Railway Finance Corp. Ltd.	215,994	282,494
	Indigo Paints Ltd.	5,162	58,687
	Indraprastha Gas Ltd.	84,020	162,842
	Indraprastha Medical Corp. Ltd.	14,570	57,589
*	IndusInd Bank Ltd.	24,576	238,751
*	Infibeam Avenues Ltd.	215,377	38,081
	Info Edge India Ltd.	75,523	1,028,403
	Infosys Ltd. (INFO IN)	318,572	5,703,971
#	Infosys Ltd. (INFY US), Sponsored ADR	235,252	4,135,730
	Innova Captab Ltd.	821	6,128
*	Inox Wind Ltd.	54,917	64,636
*	Insecticides India Ltd.	1,206	7,735
	Intellect Design Arena Ltd.	13,903	138,753
	IOL Chemicals & Pharmaceuticals Ltd.	10,585	8,529
	ION Exchange India Ltd.	17,344	67,942
	IRB Infrastructure Developers Ltd.	401,090	181,759
Ω	IRCON International Ltd.	77,768	139,123
	ISGEC Heavy Engineering Ltd.	4,973	40,540
	J Kumar Infraprojects Ltd.	8,288	51,739
	Jagran Prakashan Ltd.	8,300	6,004

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jai Corp. Ltd.	4,884	$6,007
*	Jain Irrigation Systems Ltd.	40,771	16,221
	Jammu & Kashmir Bank Ltd.	103,452	118,224
	Jamna Auto Industries Ltd.	41,400	55,817
	Jash Engineering Ltd.	3,840	15,879
	JB Chemicals & Pharmaceuticals Ltd.	18,676	380,410
	Jindal Poly Films Ltd.	5,639	24,127
	Jindal Saw Ltd.	40,752	77,448
	Jindal Stainless Ltd.	20,283	181,762
	Jio Financial Services Ltd.	183,847	508,154
*	JITF Infralogistics Ltd.	984	3,075
	JK Paper Ltd.	17,350	62,118
	JM Financial Ltd.	166,245	233,548
	JTEKT India Ltd.	6,810	10,112
	Jubilant Pharmova Ltd.	12,704	135,014
	Jupiter Wagons Ltd.	21,015	73,976
*	Just Dial Ltd.	7,135	51,951
	Jyothy Labs Ltd.	32,517	88,216
*	Jyoti Structures Ltd.	183,985	19,484
	Kalpataru Projects International Ltd.	27,940	347,516
	Kalyan Jewellers India Ltd.	55,036	216,004
	Kansai Nerolac Paints Ltd.	62,903	156,923
	Karnataka Bank Ltd.	46,083	91,408
	Kaveri Seed Co. Ltd.	5,664	58,354
	KDDL Ltd.	1,783	44,617
	KEC International Ltd.	32,737	238,910
	KEI Industries Ltd.	16,302	708,521
*	Kellton Tech Solutions Ltd.	127,720	21,607
	Kennametal India Ltd.	1,352	28,731
*	Kiri Industries Ltd.	4,098	20,737
	Kirloskar Brothers Ltd.	5,926	100,752
	Kirloskar Industries Ltd.	167	5,710
	Kirloskar Oil Engines Ltd.	24,296	310,017
	Kirloskar Pneumatic Co. Ltd.	3,480	43,074
	KNR Constructions Ltd.	32,849	53,094
*	Kolte-Patil Developers Ltd.	8,425	34,255
	Kotak Mahindra Bank Ltd.	286,595	1,270,358
	Kovai Medical Center & Hospital Ltd.	834	48,637
	KPIT Technologies Ltd.	48,178	548,914
		Shares	Value»
INDIA — (Continued)
	KRBL Ltd.	2,328	$8,691
*Ω	Krishna Institute of Medical Sciences Ltd.	42,752	279,479
	Krsnaa Diagnostics Ltd.	1,566	12,165
	KSB Ltd.	13,940	106,430
	Kwality Wall's India Ltd.	77,553	33,892
	Laxmi Organic Industries Ltd.	6,427	9,999
	LG Balakrishnan & Bros Ltd.	3,409	63,876
	LIC Housing Finance Ltd.	104,346	598,591
	Lloyds Engineering Works Ltd.	47,281	23,095
	Lloyds Metals & Energy Ltd.	24,249	289,631
	LMW Ltd.	497	80,693
Ω	Lodha Developers Ltd.	28,606	302,452
	LT Foods Ltd.	45,711	184,457
	Lumax Auto Technologies Ltd.	5,511	80,836
	Lumax Industries Ltd.	391	20,678
	Lupin Ltd.	24,499	572,564
	LUX Industries Ltd.	742	7,431
	Mahanagar Gas Ltd.	9,182	104,833
	Maharashtra Scooters Ltd.	348	51,054
	Maharashtra Seamless Ltd.	5,712	32,496
	Mahindra & Mahindra Ltd.	107,692	4,035,834
*	Mahindra Holidays & Resorts India Ltd.	7,103	22,628
	Mahindra Lifespace Developers Ltd.	15,122	61,700
Ω	Mahindra Logistics Ltd.	3,049	11,888
*	Man Industries India Ltd.	4,913	17,434
	Man Infraconstruction Ltd.	27,104	32,536
	Manappuram Finance Ltd.	106,552	330,121
*	Mangalore Refinery & Petrochemicals Ltd.	13,130	25,183
	Mankind Pharma Ltd.	422	9,761
	Manorama Industries Ltd.	892	13,115
	Marico Ltd.	157,613	1,253,318
	Marksans Pharma Ltd.	60,249	107,218
	Maruti Suzuki India Ltd.	7,904	1,254,060
Ω	MAS Financial Services Ltd.	11,088	39,095

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mastek Ltd.	4,333	$97,019
Ω	Matrimony.com Ltd.	647	3,653
*	Max Estates Ltd.	2,634	11,002
*	Max Financial Services Ltd.	29,521	516,748
	Max Healthcare Institute Ltd.	68,211	710,590
*	Max India Ltd.	3,985	6,947
	Mayur Uniquoters Ltd.	7,327	40,889
	Mazagon Dock Shipbuilders Ltd.	10,184	285,591
*Ω	Medi Assist Healthcare Services Ltd.	5,543	24,135
*	Medplus Health Services Ltd.	3,295	28,692
*	Meghmani Organics Ltd.	41,024	27,048
Ω	Metropolis Healthcare Ltd.	5,760	113,591
	Minda Corp. Ltd.	13,812	84,946
	MOIL Ltd.	8,698	34,815
	Monte Carlo Fashions Ltd.	2,014	12,436
	Morepen Laboratories Ltd.	11,209	4,455
	Motherson Sumi Wiring India Ltd.	673,114	315,394
	Mphasis Ltd.	31,714	952,408
	MPS Ltd.	1,347	27,529
	Muthoot Finance Ltd.	8,161	339,046
*	Nalwa Sons Investments Ltd.	572	36,602
	Narayana Hrudayalaya Ltd.	21,959	422,115
	Natco Pharma Ltd.	13,148	119,427
*Ω	Navkar Corp. Ltd.	12,774	13,399
	Navneet Education Ltd.	15,429	24,136
*	Nazara Technologies Ltd.	22,283	68,855
	NBCC India Ltd.	112,297	121,179
	NELCO Ltd.	2,476	17,578
	Neogen Chemicals Ltd.	391	5,181
	NESCO Ltd.	5,512	68,400
*	Network18 Media & Investments Ltd.	11,796	4,904
	Newgen Software Technologies Ltd.	13,790	87,843
	NHPC Ltd.	666,952	567,986
	NIIT Learning Systems Ltd.	26,577	115,741
	NIIT Ltd.	22,321	18,082
	Nilkamal Ltd.	2,078	31,125
Ω	Nippon Life India Asset Management Ltd.	50,731	483,004
	Nitin Spinners Ltd.	2,439	8,815
	NOCIL Ltd.	17,104	24,577
		Shares	Value»
INDIA — (Continued)
	Novartis India Ltd.	2,011	$16,624
	NRB Bearings Ltd.	9,283	25,856
	Nucleus Software Exports Ltd.	2,868	28,374
	Nuvama Wealth Management Ltd.	9,245	135,176
	Oberoi Realty Ltd.	27,901	452,566
	One 97 Communications Ltd.	44,851	551,825
*	Onesource Specialty Pharma Ltd.	7,007	93,184
*	OnMobile Global Ltd.	3,606	1,877
*	Optiemus Infracom Ltd.	1,802	7,855
	Oracle Financial Services Software Ltd.	7,698	648,261
	Orient Electric Ltd.	29,254	57,933
	Page Industries Ltd.	1,503	536,365
	Paisalo Digital Ltd.	128,021	47,391
	Panama Petrochem Ltd.	8,339	26,482
*	Paramount Communications Ltd.	12,191	4,435
*	Patel Engineering Ltd.	107,709	33,620
*	PC Jeweller Ltd.	869,550	101,039
	PCBL Chemical Ltd.	16,670	47,847
	PDS Ltd.	7,840	28,714
	Pearl Global Industries Ltd.	4,006	68,072
*	Peninsula Land Ltd.	8,408	1,839
	Persistent Systems Ltd.	31,305	2,056,685
	Petronet LNG Ltd.	380,211	1,197,685
	Phoenix Mills Ltd.	32,406	587,050
	PI Industries Ltd.	19,411	669,447
	Pidilite Industries Ltd.	56,814	881,101
*	Piramal Finance Ltd.	14,725	278,532
	Piramal Pharma Ltd.	64,175	108,113
	Pitti Engineering Ltd.	3,818	32,423
	PIX Transmissions Ltd.	502	7,163
Ω	PNB Housing Finance Ltd.	32,496	290,513
	PNC Infratech Ltd.	16,921	40,102
	Pokarna Ltd.	272	2,175
	Poly Medicure Ltd.	911	15,115
	Polycab India Ltd.	7,945	606,672
	Polyplex Corp. Ltd.	6,178	57,228
*	Poonawalla Fincorp Ltd.	46,243	199,460
	Power Finance Corp. Ltd.	462,472	1,905,682
	Power Grid Corp. of India Ltd.	448,254	1,248,628

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Power Mech Projects Ltd.	4,158	$93,337
	Praj Industries Ltd.	36,646	116,444
Ω	Prataap Snacks Ltd.	989	12,203
	Precision Wires India Ltd.	16,037	42,754
	Premier Explosives Ltd. (PRE IN)	4,205	23,476
	Prestige Estates Projects Ltd.	8,911	141,602
	Pricol Ltd.	12,224	73,337
	Prince Pipes & Fittings Ltd.	1,405	3,657
	Privi Speciality Chemicals Ltd.	1,728	52,735
	Procter & Gamble Health Ltd.	2,524	145,372
	Procter & Gamble Hygiene & Health Care Ltd.	283	36,291
*	PSP Projects Ltd.	1,462	11,966
*	PTC India Financial Services Ltd.	92,542	33,075
	PTC India Ltd.	119,739	224,149
*	Puravankara Ltd.	12,820	32,291
Ω	Quess Corp. Ltd.	16,181	36,596
	R Systems International Ltd.	11,560	48,188
	Radico Khaitan Ltd.	7,280	223,134
	Rail Vikas Nigam Ltd.	95,639	358,185
*	Rajesh Exports Ltd.	13,608	24,082
	Rallis India Ltd.	21,613	64,709
	Ram Ratna Wires Ltd.	6,014	19,257
*	Ramco Systems Ltd.	2,608	13,359
	Ramkrishna Forgings Ltd.	33,101	183,141
*	Ramky Infrastructure Ltd.	2,084	10,786
	Rane Holdings Ltd.	2,135	30,379
	Rane Madras Ltd.	711	5,692
*	Rategain Travel Technologies Ltd.	3,124	20,733
	Ratnamani Metals & Tubes Ltd.	6,847	159,917
*	Raymond Lifestyle Ltd.	2,051	23,235
*	Raymond Ltd.	2,564	10,753
*	Raymond Realty Ltd.	2,564	14,040
Ω	RBL Bank Ltd.	60,562	196,119
	REC Ltd.	372,965	1,479,796
	Redington Ltd.	247,667	732,601
	Redtape Ltd.	42,370	57,088
	Reliance Industrial Infrastructure Ltd.	1,327	10,294
*	Religare Enterprises Ltd.	23,726	61,776
	Responsive Industries Ltd.	2,069	3,770
		Shares	Value»
INDIA — (Continued)
	Rhi Magnesita India Ltd.	2,478	$11,862
	RITES Ltd.	28,130	69,932
	Rossari Biotech Ltd.	1,740	10,508
	Route Mobile Ltd.	6,572	42,549
	RPG Life Sciences Ltd.	824	18,071
*	RSWM Ltd.	4,197	6,401
	Safari Industries India Ltd.	4,559	99,385
	Saksoft Ltd.	13,898	26,089
*Ω	Salasar Techno Engineering Ltd.	76,968	6,695
*	Sammaan Capital Ltd.	11,225	18,376
	Samvardhana Motherson International Ltd.	665,228	815,086
	Sandhar Technologies Ltd.	3,542	18,873
	Sangam India Ltd.	1,378	6,867
	Sanghvi Movers Ltd.	12,138	39,744
	Sanofi Consumer Healthcare India Ltd.	2,689	122,791
	Sanofi India Ltd.	2,689	117,465
Ω	Sansera Engineering Ltd.	6,029	112,788
	Saregama India Ltd.	7,887	28,993
	Sasken Technologies Ltd.	1,565	20,695
	Savita Oil Technologies Ltd.	12,025	45,673
	SBI Cards & Payment Services Ltd.	58,978	484,323
Ω	SBI Life Insurance Co. Ltd.	50,084	1,095,668
	Schaeffler India Ltd.	12,188	477,661
*	Schneider Electric Infrastructure Ltd.	15,296	115,556
*	SEAMEC Ltd.	2,784	38,349
	Senco Gold Ltd.	9,320	31,275
*	SEPC Ltd.	308,956	27,685
Ω	SH Kelkar & Co. Ltd.	22,091	34,637
	Shakti Pumps India Ltd.	19,098	129,956
*	Shalby Ltd.	3,933	7,188
*	Shankara Buildpro Ltd.	2,509	20,484
	Shanthi Gears Ltd.	3,701	18,115
	Sharda Cropchem Ltd.	11,711	129,930
	Share India Securities Ltd.	8,625	13,470
*	Sheela Foam Ltd.	4,950	27,935
	Shilpa Medicare Ltd.	14,210	45,124
	Shivalik Bimetal Controls Ltd.	7,392	33,858
*	Shoppers Stop Ltd.	7,133	28,062
	Shriram Finance Ltd.	29,570	328,243

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Siemens Energy India Ltd.	3,972	$107,299
	Siemens Ltd.	3,972	133,493
Ω	Sirca Paints India Ltd.	3,688	18,566
*	SIS Ltd.	11,699	42,792
	SJS Enterprises Ltd.	3,083	55,981
	SJVN Ltd.	175,170	138,559
*	SKF India Industrial Ltd.	6,470	192,002
	SKF India Ltd.	6,470	118,350
	Skipper Ltd.	2,652	10,403
	SML Mahindra Ltd.	440	16,520
*	Snowman Logistics Ltd.	20,309	8,690
	Sobha Ltd.	7,027	110,364
*	Solara Active Pharma Sciences Ltd.	2,170	11,876
	Somany Ceramics Ltd.	3,868	17,151
	Sonata Software Ltd.	74,871	257,776
	South Indian Bank Ltd.	33,342	13,661
	SP Apparels Ltd.	525	3,880
*	Spandana Sphoorty Financial Ltd.	7,749	18,977
	SRF Ltd.	8,567	261,546
	State Bank of India (SBID LI), GDR	485	57,465
	Stove Kraft Ltd.	1,809	9,683
	Strides Pharma Science Ltd.	17,020	162,472
*	Stylam Industries Ltd.	1,747	42,205
	Styrenix Performance Materials Ltd.	1,162	24,626
*	Subex Ltd.	108,975	10,987
	Subros Ltd.	3,035	26,930
	Sudarshan Chemical Industries Ltd.	5,116	50,484
*	Sudarshan Colorants India Ltd.	3,739	15,152
	Sumitomo Chemical India Ltd.	11,897	52,994
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	62,988	1,092,858
	Sun TV Network Ltd.	31,011	187,545
	Sundaram Finance Ltd.	9,248	524,417
*	Sundrop Brands Ltd.	1,250	8,407
	Sunteck Realty Ltd.	12,565	54,976
	Suprajit Engineering Ltd.	15,139	73,484
	Supreme Industries Ltd.	14,773	562,442
	Supreme Petrochem Ltd.	23,339	143,907
	Surya Roshni Ltd.	18,449	49,641
*	Suryoday Small Finance Bank Ltd.	11,567	17,429
		Shares	Value»
INDIA — (Continued)
*	Suzlon Energy Ltd.	1,839,852	$955,573
	Swan Corp. Ltd.	12,739	58,555
	Swaraj Engines Ltd.	2,717	103,195
	Swelect Energy Systems Ltd.	1,098	6,103
	Symphony Ltd.	5,252	52,685
Ω	Syngene International Ltd.	39,029	201,330
	Talbros Automotive Components Ltd.	3,456	9,864
	Tanla Platforms Ltd.	12,807	71,095
	Tasty Bite Eatables Ltd.	103	7,615
	Tata Communications Ltd.	31,818	543,800
	Tata Consultancy Services Ltd.	135,654	4,620,862
	Tata Consumer Products Ltd.	43,414	535,054
	Tata Elxsi Ltd.	10,858	628,828
*	Tata Motors Ltd./new	301,394	1,498,984
	Tata Motors Passenger Vehicles Ltd.	301,394	1,145,952
	TCPL Packaging Ltd.	151	4,248
	TD Power Systems Ltd.	26,003	204,126
*	TeamLease Services Ltd.	1,462	22,003
	Tech Mahindra Ltd.	68,745	1,298,458
	Techno Electric & Engineering Co. Ltd.	2,302	24,527
	Tega Industries Ltd.	2,443	45,341
	Texmaco Rail & Engineering Ltd.	111,313	155,532
	Thanga Mayil Jewellery Ltd.	3,021	109,511
	Thejo Engineering Ltd.	340	6,257
	Thermax Ltd.	2,737	86,007
	Thirumalai Chemicals Ltd.	19,514	40,556
	Thomas Cook India Ltd.	39,648	53,059
Ω	Thyrocare Technologies Ltd.	16,506	75,427
	Tilaknagar Industries Ltd.	26,662	124,730
	Time Technoplast Ltd.	108,326	213,508
	Timken India Ltd.	8,104	262,349
	Tips Music Ltd.	12,301	71,837
	Titagarh Rail System Ltd.	16,121	144,804
	Titan Co. Ltd.	67,161	2,909,508
	Torrent Pharmaceuticals Ltd.	21,295	915,714

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tourism Finance Corp. of India Ltd.	104,145	$73,219
	Transport Corp. of India Ltd.	6,079	70,365
	Trent Ltd.	19,021	779,340
	Triveni Engineering & Industries Ltd.	20,609	83,487
	Triveni Turbine Ltd.	30,616	167,019
	TTK Prestige Ltd.	6,313	40,518
	Tube Investments of India Ltd.	13,141	333,682
	TVS Holdings Ltd.	1,521	243,992
	TVS Motor Co. Ltd.	49,626	1,987,899
	Uflex Ltd.	12,421	62,774
	United Breweries Ltd.	10,448	166,014
	United Spirits Ltd.	69,315	1,026,241
	UNO Minda Ltd.	30,086	387,230
	UPL Ltd.	176,425	1,348,221
	Usha Martin Ltd.	15,934	70,715
*	V2 Retail Ltd.	1,576	34,511
	VA Tech Wabag Ltd.	17,914	210,353
	Vadilal Industries Ltd.	537	25,556
	Vaibhav Global Ltd.	14,609	35,551
Ω	Varroc Engineering Ltd.	9,736	60,489
	Varun Beverages Ltd.	128,350	651,382
*	Vascon Engineers Ltd.	27,423	12,364
	Vedant Fashions Ltd.	8,558	45,149
	Veedol Corp. Ltd.	1,780	27,795
	Vesuvius India Ltd.	21,770	118,287
	V-Guard Industries Ltd.	45,354	173,875
	Vijaya Diagnostic Centre Ltd.	2,128	22,259
	Vimta Labs Ltd.	2,890	12,946
	Vinati Organics Ltd.	3,605	59,733
	Vindhya Telelinks Ltd.	1,234	16,319
	Vishnu Chemicals Ltd.	2,254	12,874
*	Vodafone Idea Ltd.	1,971,086	239,177
	Voltamp Transformers Ltd.	1,435	114,652
	Voltas Ltd.	45,021	648,361
	VST Tillers Tractors Ltd.	993	59,683
	Welspun Corp. Ltd.	22,839	180,336
	Welspun Enterprises Ltd.	19,581	101,069
	West Coast Paper Mills Ltd.	5,706	24,810
	Wheels India Ltd.	1,253	10,425
	Whirlpool of India Ltd.	3,492	29,533
	Windlas Biotech Ltd.	1,839	16,929
	Wipro Ltd.	248,666	640,388
*	Wockhardt Ltd.	16,324	246,751
	Wonderla Holidays Ltd.	4,843	26,446
*	Yes Bank Ltd.	865,947	201,711
		Shares	Value»
INDIA — (Continued)
	Zee Entertainment Enterprises Ltd.	261,090	$239,491
	Zensar Technologies Ltd.	39,496	279,197
	ZF Commercial Vehicle Control Systems India Ltd.	296	48,292
	Zydus Lifesciences Ltd.	41,717	401,292
	Zydus Wellness Ltd.	21,685	106,089
TOTAL INDIA			170,867,937
INDONESIA — (0.3%)
	Adi Sarana Armada Tbk. PT	440,500	31,307
*	Alam Sutera Realty Tbk. PT	2,532,800	23,641
	Arwana Citramulia Tbk. PT	996,500	30,959
	Aspirasi Hidup Indonesia Tbk. PT	1,335,500	31,803
	Astra Otoparts Tbk. PT	208,600	31,447
	Avia Avian Tbk. PT	2,422,700	62,506
*	Bank Aladin Syariah Tbk. PT	249,500	9,668
*	Bank Jago Tbk. PT	175,800	17,831
*	Bank Neo Commerce Tbk. PT	2,335,300	54,451
	Bank OCBC Nisp Tbk. PT	945,900	81,223
	Bank Tabungan Negara Persero Tbk. PT	848,800	62,351
*	Barito Pacific Tbk. PT	688,077	88,542
	BFI Finance Indonesia Tbk. PT	2,004,500	84,319
	BISI International Tbk. PT	170,900	8,981
	Blue Bird Tbk. PT	152,000	15,164
*	Bukalapak.com Tbk. PT	18,983,100	164,228
*	Capital Financial Indonesia Tbk. PT	237,300	21,879
	Chandra Asri Pacific Tbk. PT	118,600	45,761
	Cisarua Mountain Dairy Tbk. PT	248,700	75,691
	Dayamitra Telekomunikasi PT	1,834,800	60,785
	Elang Mahkota Teknologi Tbk. PT	2,711,000	158,356
	Erajaya Swasembada Tbk. PT	3,037,600	71,850
	Gajah Tunggal Tbk. PT	256,600	16,450

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	$47,072
	Hexindo Adiperkasa Tbk. PT	63,500	16,386
*	Impack Pratama Industri Tbk. PT	2,204,000	310,446
	Indofood CBP Sukses Makmur Tbk. PT	131,900	62,590
	Indomobil Sukses Internasional Tbk. PT	502,700	31,508
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,323	63,013
*††	Inti Agri Resources Tbk. PT	550,900	0
	Jasa Marga Persero Tbk. PT	541,300	115,023
	Jaya Real Property Tbk. PT	709,100	45,277
	Kalbe Farma Tbk. PT	2,381,000	162,401
	Kawasan Industri Jababeka Tbk. PT	1,676,900	22,791
	KMI Wire & Cable Tbk. PT	229,100	4,519
	Map Aktif Adiperkasa PT	2,105,200	88,292
	Mayora Indah Tbk. PT	1,131,500	155,530
*	MD Entertainment Tbk. PT	317,350	274,148
*	Media Nusantara Citra Tbk. PT	2,337,100	34,860
	Medikaloka Hermina Tbk. PT	1,968,600	155,458
*	Metro Healthcare Indonesia Tbk. PT	2,305,100	72,675
	Metrodata Electronics Tbk. PT	2,268,400	76,947
	Midi Utama Indonesia Tbk. PT	645,600	11,877
	Mitra Adiperkasa Tbk. PT	1,600,100	113,128
	Mitra Keluarga Karyasehat Tbk. PT	422,900	59,969
	Mitra Pinasthika Mustika Tbk. PT	395,200	23,540
*	MNC Digital Entertainment Tbk. PT	621,800	14,096
*	MNC Tourism Indonesia Tbk. PT	7,894,400	88,079
*	Panin Financial Tbk. PT	2,877,000	45,689
*	Paninvest Tbk. PT	332,500	15,868
	Pantai Indah Kapuk Dua Tbk. PT	35,300	19,533
	Petrosea Tbk. PT	126,000	53,356
		Shares	Value»
INDONESIA — (Continued)
*††	Pool Advista Indonesia Tbk. PT	64,100	$36
	Puradelta Lestari Tbk. PT	4,085,000	34,077
*	Sarana Meditama Metropolitan Tbk. PT	696,400	13,570
	Sarana Menara Nusantara Tbk. PT	4,275,200	133,204
	Selamat Sempurna Tbk. PT	570,200	59,357
*	Sentul City Tbk. PT	3,492,600	31,435
	Sumber Alfaria Trijaya Tbk. PT	1,957,000	203,633
	Surya Citra Media Tbk. PT	2,428,300	36,203
	Surya Semesta Internusa Tbk. PT	1,772,300	165,712
	Tempo Scan Pacific Tbk. PT	253,800	40,840
	Tower Bersama Infrastructure Tbk. PT	375,600	39,894
	Unilever Indonesia Tbk. PT	1,939,500	222,700
*††	Waskita Karya Persero Tbk. PT	2,437,341	5,501
*††	Wijaya Karya Persero Tbk. PT	2,100,600	9,574
TOTAL INDONESIA			4,429,000
KUWAIT — (0.6%)
	A'ayan Real Estate Co. SAK	53,586	22,667
*	Acico Industries Co. KSC	74,581	101,101
	Agility Public Warehousing Co. KSCC	277,010	121,443
	Al Ahli Bank of Kuwait KSCP	182,552	175,685
	Ali Alghanim Sons Automotive Co. KSCC	44,631	161,040
††	Arabi Group Holding KSC	28,682	6,724
	Arzan Financial Group for Financing & Investment KPSC	271,476	296,801
*	Asiya Capital Investments Co. KSCP	206,003	26,791
	Boubyan Bank KSCP	51,276	113,162
	Boubyan Petrochemicals Co. KSCP	94,328	173,844

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Burgan Bank SAK	229,945	$149,213
	Combined Group Contracting Co. SAK	17,825	57,334
	Commercial Facilities Co. SAKP	74,507	65,894
	Gulf Bank KSCP	328,550	368,855
	Gulf Cables & Electrical Industries Group Co. KSCP	24,645	160,807
	Heavy Engineering & Ship Building Co. KSCP	51,453	131,647
	Humansoft Holding Co. KSC	24,673	212,713
	Injazzat Real Estate Development Co. KSCP	25,536	13,776
	Integrated Holding Co. KCSC	47,085	65,428
	KAMCO Investment Co. KSC	54,293	37,177
	Kuwait Finance House KSCP	737,013	1,939,439
	Kuwait Financial Centre SAK	66,525	30,530
	Kuwait Insurance Co. SAK	34,849	69,152
	Kuwait International Bank KSCP	107,423	95,144
	Kuwait Investment Co. SAK	60,453	41,722
*	Kuwait Real Estate Co. KSC	198,208	225,623
	Kuwait Telecommunications Co.	51,876	110,904
	Mezzan Holding Co. KSCC	35,057	116,990
	National Bank of Kuwait SAKP	544,177	1,686,066
*	National Consumer Holding Co. SAK	61,028	20,262
	National Industries Group Holding SAK	386,188	331,953
*	Privatization Holding Co. KSCP	149,482	33,247
	Salhia Real Estate Co. KSCP	96,984	123,312
*	Securities House KSC	52,514	11,965
††	Sultan Center Food Products Co. KSC	30,168	1,768
*	United Real Estate Co. SAKP	27,442	24,993
*	Warba Bank KSCP	605,755	559,094
TOTAL KUWAIT			7,884,266
		Shares	Value»
MALAYSIA — (0.9%)
	99 Speed Mart Retail Holdings Bhd.	55,700	$56,511
	Able Global Bhd.	28,800	12,216
#	Aeon Co. M Bhd.	108,000	33,916
#	AEON Credit Service M Bhd.	21,700	32,288
	Ajinomoto Malaysia Bhd.	4,200	14,543
	Allianz Malaysia Bhd.	9,500	55,436
	AME Elite Consortium Bhd.	38,000	14,465
	AMMB Holdings Bhd. (AMM MK)	250,300	409,368
	Ancom Nylex Bhd.	325,277	76,769
*	Astro Malaysia Holdings Bhd.	288,400	6,961
#	Aurelius Technologies Bhd.	70,800	13,052
#	Bank Islam Malaysia Bhd.	168,500	105,592
*	Berjaya Corp. Bhd.	475,686	32,498
#*	Berjaya Land Bhd.	294,800	20,618
#*	Bermaz Auto Bhd.	317,700	66,776
*	Bumi Armada Bhd.	563,500	43,734
#	Cahya Mata Sarawak Bhd.	150,700	55,009
*	Cape Ems Bhd.	186,000	12,545
#	Carlsberg Brewery Malaysia Bhd.	33,900	150,830
*	Chin Hin Group Bhd.	64,300	37,719
	CIMB Group Holdings Bhd.	362,705	790,230
#	Coastal Contracts Bhd.	57,700	20,134
	CTOS Digital Bhd.	452,900	103,399
#	D&O Green Technologies Bhd.	126,900	20,068
#	Dayang Enterprise Holdings Bhd.	229,720	104,754
#	Dialog Group Bhd.	579,300	241,597
#	DRB-Hicom Bhd.	74,900	20,519
	Dutch Lady Milk Industries Bhd.	3,900	32,596
*	Eastern & Oriental Bhd.	171,500	31,934
	Eco World Development Group Bhd.	183,900	104,063
#*	Ekovest Bhd.	499,300	32,817
	Ewi Capital Bhd.	120,600	6,739
	Formosa Prosonic Industries Bhd.	55,100	16,054
#	Fraser & Neave Holdings Bhd.	32,100	290,414
#	Frontken Corp. Bhd.	304,200	296,526
	Gamuda Bhd.	326,892	367,536
	Gas Malaysia Bhd.	94,400	110,546

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Genting Malaysia Bhd.	495,700	$249,008
#*	Greatech Technology Bhd.	165,800	74,097
	Guan Chong Bhd.	68,833	12,023
#	Heineken Malaysia Bhd.	35,100	212,809
	Hextar Global Bhd.	292,400	62,409
	Hong Leong Industries Bhd.	20,200	86,681
#	Hup Seng Industries Bhd.	52,600	13,882
	IHH Healthcare Bhd.	120,700	274,046
#	IJM Corp. Bhd.	149,000	101,271
#	IOI Properties Group Bhd.	176,500	142,759
	ITMAX SYSTEM Bhd.	60,900	78,421
*	JCY International Bhd.	193,400	18,839
#	Kelington Group Bhd.	146,100	196,053
	Kerjaya Prospek Group Bhd.	90,395	62,222
#	KPJ Healthcare Bhd.	199,700	140,323
	KSL Holdings Bhd.	77,220	59,794
#	LBS Bina Group Bhd.	288,730	29,674
	LPI Capital Bhd.	61,900	237,540
#	Magni-Tech Industries Bhd.	50,166	26,241
#	Magnum Bhd.	216,645	72,593
	Mah Sing Group Bhd.	316,400	92,378
	Malayan Banking Bhd.	299,309	895,795
#	Malaysian Resources Corp. Bhd.	398,629	35,460
	Matrix Concepts Holdings Bhd.	227,025	82,609
#	MBM Resources Bhd.	18,900	25,307
	MNRB Holdings Bhd.	105,800	69,497
#Ω	Mr. DIY Group M Bhd.	416,950	193,928
*	MSM Malaysia Holdings Bhd.	42,100	9,919
#	Muhibbah Engineering M Bhd.	139,200	19,310
*	NEXG Bhd.	31,600	2,359
††	Nylex Malaysia Bhd.	2,285	26
#	OCK Group Bhd.	100,800	9,608
#	OSK Holdings Bhd.	348,500	148,419
	Padini Holdings Bhd.	192,000	94,708
#	Paramount Corp. Bhd.	90,300	24,061
	PBA Holdings Bhd.	17,300	8,596
	Pecca Group Bhd.	38,700	16,508
#	Perak Transit Bhd.	59,199	3,981
	Petron Malaysia Refining & Marketing Bhd.	24,600	25,743
#	Petronas Chemicals Group Bhd.	108,700	89,237
#	Petronas Dagangan Bhd.	60,800	326,836
	Power Root Bhd.	33,600	10,311
#	RCE Capital Bhd.	121,600	35,780
		Shares	Value»
MALAYSIA — (Continued)
	REDtone Digital Bhd.	72,600	$6,812
	RGB International Bhd.	253,600	16,723
	RHB Bank Bhd.	151,457	324,582
*	Salcon Bhd.	121,000	7,072
#	Sam Engineering & Equipment M Bhd.	43,000	38,221
	Scientex Bhd.	225,000	220,412
	Sime Darby Bhd.	893,400	489,302
#	Sime Darby Property Bhd.	518,200	197,435
#*	Solarvest Holdings Bhd.	32,100	20,469
	Southern Cable Group Bhd.	106,400	55,953
	SP Setia Bhd. Group	451,564	112,671
	Sports Toto Bhd.	289,882	95,649
#	Sunway Bhd.	64,500	94,067
#	Sunway Construction Group Bhd.	78,400	117,735
	Syarikat Takaful Malaysia Keluarga Bhd.	91,767	80,773
	Taliworks Corp. Bhd.	120,500	14,391
	Telekom Malaysia Bhd.	35,500	71,208
	TIME dotCom Bhd.	177,700	269,149
#*	Tropicana Corp. Bhd.	190,196	57,292
#	Uchi Technologies Bhd.	66,700	51,677
#	UEM Sunrise Bhd.	434,700	72,250
	Velesto Energy Bhd.	854,800	65,962
	ViTrox Corp. Bhd.	44,000	48,625
#	VS Industry Bhd.	541,195	57,557
	Wasco Bhd.	54,800	12,828
*	WCT Holdings Bhd.	171,415	25,651
	Wellcall Holdings Bhd.	99,500	33,339
#	Westports Holdings Bhd.	71,985	111,611
#	Yinson Holdings Bhd.	514,366	307,953
	YTL Corp. Bhd.	279,720	147,491
	YTL Power International Bhd.	109,560	89,682
	Zetrix Ai Bhd.	2,407,454	491,810
TOTAL MALAYSIA			12,018,185
MEXICO — (2.0%)
#*	Alpek SAB de CV	108,644	56,510
	Alsea SAB de CV	36,847	112,401
	America Movil SAB de CV (2228390D US), ADR	62,004	1,283,483
	America Movil SAB de CV (AMXB MM)	451,926	467,287
	Arca Continental SAB de CV	50,506	568,901
*	Axtel SAB de CV	50,105	8,056

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
Ω	Banco del Bajio SA	149,719	$438,037
#	Becle SAB de CV	57,550	60,659
	Bolsa Mexicana de Valores SAB de CV	54,708	109,754
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	48,765	511,424
	Consorcio ARA SAB de CV	302,667	68,410
	Corp. Inmobiliaria Vesta SAB de CV	162,823	503,022
	Corporativo Fragua SAB de CV	1,008	30,571
	El Puerto de Liverpool SAB de CV, Class C1	31,564	190,367
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	90,226	941,549
#	Genomma Lab Internacional SAB de CV, Class B	328,961	313,036
	Gentera SAB de CV	247,530	687,945
	Gruma SAB de CV, Class B	31,949	575,780
	Grupo Aeroportuario del Centro Norte SAB de CV	95,921	1,400,613
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	67,414	1,853,229
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	131	36,013
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	2,311	797,595
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	4,774	165,115
#	Grupo Bimbo SAB de CV	211,753	735,974
	Grupo Carso SAB de CV	18,695	127,183
#	Grupo Comercial Chedraui SA de CV	128,356	878,426
	Grupo Financiero Banorte SAB de CV, Class O	245,092	2,763,105
	Grupo Financiero Inbursa SAB de CV, Class O	231,220	580,299
		Shares	Value»
MEXICO — (Continued)
	Grupo Herdez SAB de CV	40,274	$170,213
*	Grupo Hotelero Santa Fe SAB de CV	135,595	30,531
	Grupo Mexico SAB de CV	210,161	2,318,914
*	Grupo Nutrisa SAB de CV	40,274	10,370
#	Grupo Rotoplas SAB de CV	27,955	18,860
	Grupo Televisa SAB (TLEVICPO MM)	348,238	229,555
*	Industrias CH SAB de CV	5,389	53,656
*	Industrias Penoles SAB de CV	34,695	2,011,103
	La Comer SAB de CV	120,968	259,227
	Megacable Holdings SAB de CV	137,363	482,217
*	Ollamani SAB	20,801	89,496
	Operadora De Sites Mexicanos SAB de CV, Class A-1	75,389	70,100
	Orbia Advance Corp. SAB de CV	262,924	278,932
	Organizacion Soriana SAB de CV, Class B	37,341	76,494
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	56,141	878,609
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	5,771	69,344
#	Qualitas Controladora SAB de CV	43,772	407,564
	Regional SAB de CV	68,886	617,790
#*	Sitios Latinoamerica SAB de CV	95,985	30,098
	Wal-Mart de Mexico SAB de CV	494,130	1,568,119
TOTAL MEXICO			25,935,936
PERU — (0.2%)
	Credicorp Ltd.	4,963	1,770,947
	Intercorp Financial Services, Inc.	4,167	204,100
TOTAL PERU			1,975,047
PHILIPPINES — (0.3%)
	ACEN Corp.	1,207,000	54,189
	Alliance Global Group, Inc.	432,600	54,551

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Apex Mining Co., Inc.	538,000	$133,318
	Ayala Corp.	12,600	108,276
	Ayala Land, Inc.	268,500	96,813
*	AyalaLand Logistics Holdings Corp.	407,000	9,250
	Bank of the Philippine Islands	122,482	257,999
	BDO Unibank, Inc.	87,993	201,674
	Bloomberry Resorts Corp.	339,900	16,419
	Cebu Landmasters, Inc.	258,680	10,977
	Converge Information & Communications Technology Solutions, Inc.	392,300	103,326
	Cosco Capital, Inc.	555,300	68,815
	D&L Industries, Inc.	536,700	36,467
	DigiPlus Interactive Corp.	245,600	54,283
*	DITO CME Holdings Corp.	492,100	5,674
*	DoubleDragon Corp.	211,400	36,044
	Emperador, Inc.	47,400	12,467
	Filinvest Development Corp.	39,100	2,943
	Ginebra San Miguel, Inc.	16,380	80,916
*	Global Ferronickel Holdings, Inc.	557,000	18,811
	GT Capital Holdings, Inc.	10,410	118,568
	International Container Terminal Services, Inc.	93,490	1,023,990
	Keepers Holdings, Inc.	298,000	11,594
	LT Group, Inc.	489,000	132,648
	MacroAsia Corp.	100,000	8,358
	Manila Electric Co.	5,140	51,439
	Manila Water Co., Inc.	237,200	163,487
Ω	Monde Nissin Corp.	237,600	22,960
	Nickel Asia Corp.	608,700	55,637
	Petron Corp.	1,035,100	47,460
	Philcomsat Holdings Corp.	9,969	18,110
	Philippine Seven Corp.	10,960	6,419
	Philippine Stock Exchange, Inc.	130	454
	Puregold Price Club, Inc.	215,500	130,626
	Rizal Commercial Banking Corp.	34,700	14,792
	Robinsons Retail Holdings, Inc.	43,580	27,404
*	Shell Pilipinas Corp.	142,200	30,131
	SM Investments Corp.	5,100	60,616
		Shares	Value»
PHILIPPINES — (Continued)
	SSI Group, Inc.	90,000	$4,128
	STI Education Systems Holdings, Inc.	448,000	9,586
	Synergy Grid & Development Phils, Inc.	222,700	72,417
	Vista Land & Lifescapes, Inc.	665,000	13,362
	Vistamalls, Inc.	23,100	478
	Wilcon Depot, Inc.	174,000	19,770
TOTAL PHILIPPINES			3,407,646
POLAND — (1.3%)
*	11 bit studios SA	239	9,743
	AB SA	2,614	87,593
*	Action SA	2,232	20,233
	Alior Bank SA	26,856	876,571
*Ω	Allegro.eu SA	38,040	312,493
	Amica SA	1,140	19,275
	AmRest Holdings SE	10,607	40,491
	Apator SA	4,975	36,898
	ASBISc Enterprises PLC	16,354	176,903
	Asseco Poland SA	22,903	1,394,701
#	Asseco South Eastern Europe SA	6,922	146,032
	Auto Partner SA	16,874	89,478
	Bank Handlowy w Warszawie SA	9,207	298,996
*	Bank Millennium SA	42,323	204,738
*	Bank Ochrony Srodowiska SA	12,487	35,741
	Bank Polska Kasa Opieki SA	16,053	976,311
#*	Benefit Systems SA	550	592,318
*	Bioton SA	11,456	12,790
	BNPP Bank Polska SA	2,590	106,597
	Boryszew SA	20,361	32,992
#	Budimex SA	3,730	721,057
#*	CCC SA	9,996	330,396
	CD Projekt SA	4,470	326,295
*	Celon Pharma SA	1,863	11,448
*	CI Games SA	29,151	19,196
	Cyber Folks SA	1,987	115,149
#*	Cyfrowy Polsat SA	50,371	189,388
*	Datawalk SA	404	19,346
	Develia SA	90,319	237,040
*Ω	Dino Polska SA	53,460	565,582
	Dom Development SA	3,133	237,163
#	Elektrotim SA	1,086	15,119
	Erbud SA	1,787	14,752
*	Fabryki Mebli Forte SA	5,421	37,917
	Ferro SA	2,661	22,907
	Grupa Kety SA	3,355	962,785
	Grupa Pracuj SA	4,282	57,736
*Ω	HUUUGE, Inc.	12,526	88,637

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	ING Bank Slaski SA	4,782	$522,560
#	Inter Cars SA	2,430	433,742
*	KGHM Polska Miedz SA	9,418	873,864
	KRUK SA	2,575	354,058
	LPP SA	151	833,902
*	mBank SA	1,439	419,758
	Mirbud SA	19,396	71,577
	Neuca SA	496	110,583
#	Newag SA	7,382	258,805
	Orange Polska SA	108,946	352,247
	PCC Rokita SA	469	9,578
	Pepco Group NV	27,395	223,868
	PlayWay SA	481	38,000
	Powszechny Zaklad Ubezpieczen SA	25,348	498,755
	Santander Bank Polska SA	2,763	433,471
*	Selvita SA	1,054	12,748
	Stalexport Autostrady SA	24,162	19,193
	Synektik SA	1,667	138,337
*	Tauron Polska Energia SA	118,550	366,640
	TEN Square Games SA	1,598	51,589
#	Text SA	2,733	32,586
	Torpol SA	1,310	21,537
	Unimot SA	1,194	45,687
	Votum SA	825	11,134
	Voxel SA	612	23,737
*	VRG SA	39,196	54,824
	Wawel SA	162	38,297
#	Wirtualna Polska Holding SA	2,794	48,479
Ω	XTB SA	26,061	621,114
TOTAL POLAND			16,363,477
QATAR — (0.6%)
	Aamal Co.	559,583	132,103
	Al Khaleej Takaful Group QSC	64,415	41,605
	Al Meera Consumer Goods Co. QSC	37,943	153,319
	Al Rayan Bank	567,170	354,300
	Alijarah Holding Co. QPSC	95,410	18,686
	Barwa Real Estate Co.	462,445	347,858
	Commercial Bank PSQC	450,617	588,991
*	Dlala Brokerage & Investments Holding Co. QSC	50,311	12,976
	Doha Bank QPSC	593,574	450,235
*	Estithmar Holding QPSC	148,062	163,865
		Shares	Value»
QATAR — (Continued)
	Gulf International Services QSC	99,358	$76,164
	Gulf Warehousing Co.	64,389	44,298
	Mannai Corp. QSC	43,016	57,526
*	Mazaya Real Estate Development QPSC	292,130	46,646
	Medicare Group	52,317	92,347
	Meeza QSTP LLC	13,050	11,853
	Qatar Fuel QSC	102,898	438,127
	Qatar Industrial Manufacturing Co. QSC	50,886	32,369
	Qatar Insurance Co. SAQ	557,185	335,575
	Qatar International Islamic Bank QSC	146,694	460,325
	Qatar Islamic Bank QPSC	125,251	860,212
	Qatar Islamic Insurance Group	6,276	15,003
	Qatar National Bank QPSC	473,783	2,581,356
	Qatar Navigation QSC	93,925	291,798
	QLM Life & Medical Insurance Co. WLL	7,022	4,719
	United Development Co. QSC	436,676	115,802
	Vodafone Qatar PQSC	393,689	275,801
	Zad Holding Co.	15,334	61,138
TOTAL QATAR			8,064,997
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	PhosAgro PJSC	50	0
*††	Polyus PJSC (PLZL LI), GDR	4,999	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	114,063	0
*††	VTB Bank PJSC (VTBR LI), GDR	102,771	0
SAUDI ARABIA — (2.4%)
	Ades Holding Co.	47,297	242,340
*	Advanced Petrochemical Co.	12,095	83,670
	Al Babtain Power & Telecommunication Co.	9,444	176,268
	Al Hammadi Holding	18,919	140,096
*	Al Khaleej Training & Education Co.	4,181	23,168
	Al Rajhi Bank	181,888	5,194,047
*	Al Rajhi Co. for Co-operative Insurance	1,110	24,590

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Alamar Foods	1,295	$15,170
	Alaseel Co.	22,170	21,889
	Al-Dawaa Medical Services Co.	8,250	112,693
	Aldrees Petroleum & Transport Services Co.	21,490	684,290
	Alinma Bank	109,815	834,132
	AlJazira Takaful Ta'awuni Co.	8,814	28,637
	AlKhorayef Water & Power Technologies Co.	4,850	159,977
*	Allianz Saudi Fransi Cooperative Insurance Co.	14,735	42,743
	Almawarid Manpower Co.	297	9,792
	Almunajem Foods Co.	3,575	52,555
	Alujain Corp.	10,656	74,218
	Arab National Bank	120,759	732,916
	Arabian Drilling Co.	4,775	133,662
	Arabian Internet & Communications Services Co.	8,358	522,382
*	Arabian Shield Cooperative Insurance Co.	7,937	25,114
	Arriyadh Development Co.	14,223	82,258
*	ARTEX Industrial Investment Co.	3,860	11,121
	Astra Industrial Group Co.	7,787	311,311
	Ataa Educational Co.	1,370	20,315
	Bank AlBilad	127,346	901,685
*	Bank Al-Jazira	162,110	541,467
	Banque Saudi Fransi	121,119	583,019
	Basic Chemical Industries Ltd.	1,702	11,945
*	Bawan Co.	5,267	68,425
	BinDawood Holding Co.	73,855	97,153
	Bupa Arabia for Cooperative Insurance Co.	24,951	1,096,130
	Catrion Catering Holding Co.	10,006	216,109
*	Chubb Arabia Cooperative Insurance Co.	1,633	10,040
	Co. for Cooperative Insurance	19,494	711,319
	Dallah Healthcare Co.	7,081	233,539
*	Dar Al Arkan Real Estate Development Co.	139,858	697,151
		Shares	Value»
SAUDI ARABIA — (Continued)
	Dr. Sulaiman Al Habib Medical Services Group Co.	14,724	$1,026,879
	East Pipes Integrated Co. for Industry	1,644	66,122
	Electrical Industries Co.	122,776	446,957
	Elm Co.	720	148,917
*	Emaar Economic City	41,117	108,001
	Etihad GO Telecom Co.	1,309	32,793
*	Fawaz Abdulaziz Al Hokair & Co.	8,304	38,155
	Fitaihi Holding Group	6,180	4,819
	Gulf Insurance Group	2,200	14,179
*	Gulf Union Cooperative Insurance Co.	8,361	24,968
*	Herfy Food Services Co.	3,218	13,615
	Jamjoom Pharmaceuticals Factory Co.	2,499	93,222
	Jarir Marketing Co.	253,387	963,966
*	L'Azurde Co. for Jewelry	7,580	24,041
*	Lumi Rental Co.	2,196	28,054
*	Malath Cooperative Insurance Co.	3,584	9,465
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,972	46,783
*	Methanol Chemicals Co.	7,481	14,849
	Middle East Healthcare Co.	10,685	101,158
	Middle East Specialized Cables Co.	2,891	17,587
	Mouwasat Medical Services Co.	20,941	388,699
	Nahdi Medical Co.	9,786	256,952
	National Co. for Glass Industries	2,044	20,023
	National Co. for Learning & Education	3,304	113,575
	National Gas & Industrialization Co.	2,871	68,115
	National Medical Care Co.	3,667	154,660
	Nayifat Finance Co.	16,900	54,275
*	Perfect Presentation For Commercial Services Co.	22,911	47,351
*	Rabigh Refining & Petrochemical Co.	42,048	79,789

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Retal Urban Development Co.	55,440	$188,451
	Riyad Bank	147,402	1,106,201
	Riyadh Cables Group Co.	7,457	259,540
	SAL Saudi Logistics Services	1,686	81,042
*	Saudi Arabian Cooperative Insurance Co.	3,090	9,372
	Saudi Aramco Base Oil Co.	8,491	236,694
*	Saudi Automotive Services Co.	10,274	140,316
	Saudi Awwal Bank	72,243	686,451
	Saudi Basic Industries Corp.	26,474	401,231
	Saudi Ceramic Co.	7,498	55,555
	Saudi Chemical Co. Holding	92,658	188,793
	Saudi Industrial Investment Group	33,915	113,158
	Saudi Investment Bank	31,233	116,568
*	Saudi Marketing Co.	7,310	27,364
	Saudi National Bank	351,549	4,202,900
*	Saudi Paper Manufacturing Co.	6,102	91,858
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	61,634
*	Saudi Printing & Packaging Co.	6,278	13,906
*	Saudi Public Transport Co.	17,653	47,231
*	Saudi Real Estate Co.	23,927	92,449
*	Saudi Reinsurance Co.	17,362	129,193
*	Saudi Research & Media Group	10,973	350,234
	Saudi Steel Pipe Co.	4,527	48,861
	Saudi Telecom Co.	146,492	1,738,975
	Saudia Dairy & Foodstuff Co.	2,906	187,681
*	Savola Group	34,538	220,031
	Scientific & Medical Equipment House Co.	1,619	14,061
*	Seera Group Holding	39,272	280,453
*	SHL Finance Co.	11,667	50,757
*	Sinad Holding Co.	11,062	26,443
	Sumou Real Estate Co.	1,206	10,615
	Sustained Infrastructure Holding Co.	3,134	23,941
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Takween Advanced Industries Co.	5,988	$10,054
	Theeb Rent A Car Co.	13,108	123,701
	United Electronics Co.	11,946	279,930
	United International Transportation Co.	15,153	244,653
*	Walaa Cooperative Insurance Co.	15,311	46,022
*	Wataniya Insurance Co.	3,853	13,891
TOTAL SAUDI ARABIA			31,255,515
SOUTH AFRICA — (2.7%)
	Absa Group Ltd.	36,536	575,718
	Advtech Ltd.	88,669	215,778
	AECI Ltd.	31,856	186,893
	Altron Ltd., Class A	70,082	83,931
	Anglogold Ashanti PLC (ANG SJ)	17,465	1,574,427
	Anglogold Ashanti PLC (AU US)	13,356	1,240,372
	Aspen Pharmacare Holdings Ltd.	68,154	453,445
	Bid Corp. Ltd.	44,842	1,120,268
	Bidvest Group Ltd.	90,047	1,302,951
*	Blu Label Unlimited Group Ltd.	146,716	87,402
*	Brait PLC	582,554	79,601
	Capitec Bank Holdings Ltd.	4,839	1,299,241
	Cashbuild Ltd.	3,768	33,351
	Clicks Group Ltd.	71,977	1,433,968
	Coronation Fund Managers Ltd.	55,215	173,374
	DataTec Ltd.	97,487	461,746
#Ω	Dis-Chem Pharmacies Ltd.	145,089	326,029
	Discovery Ltd.	52,264	762,047
	DRDGOLD Ltd. (DRD SJ)	15,834	49,442
	Famous Brands Ltd.	9,394	33,846
	Foschini Group Ltd.	53,551	280,745
#	Gold Fields Ltd. (GFI US), Sponsored ADR	103,816	5,203,258
	Grindrod Ltd.	105,858	112,666
	Harmony Gold Mining Co. Ltd. (HAR SJ)	23,395	497,110
	Hudaco Industries Ltd.	9,126	114,701
	Impala Platinum Holdings Ltd.	47,546	886,220
	Investec Ltd.	35,909	291,116
	Invicta Holdings Ltd.	5,349	11,915
	JSE Ltd.	5,853	53,555
*	KAP Ltd.	78,375	10,768
	Kumba Iron Ore Ltd.	12,731	282,405
	Lewis Group Ltd.	9,835	58,434

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Life Healthcare Group Holdings Ltd.	246,201	$169,585
	Momentum Group Ltd.	261,253	608,367
	Motus Holdings Ltd.	47,712	374,356
	Mpact Ltd.	55,728	76,538
	Mr. Price Group Ltd.	42,263	464,097
	MTN Group Ltd.	134,187	1,490,089
*	Nampak Ltd.	516	16,607
	Naspers Ltd., Class N	43,610	2,670,033
	Nedbank Group Ltd.	33,929	555,626
	NEPI Rockcastle NV	119,220	1,085,692
	Netcare Ltd.	214,735	206,000
	Ninety One Ltd.	53,537	183,756
	Northam Platinum Holdings Ltd.	30,847	734,943
*	Nutun Ltd.	179,113	13,264
	Old Mutual Ltd. (OMU SJ)	725,968	696,736
	Omnia Holdings Ltd.	62,300	325,140
	OUTsurance Group Ltd.	155,471	686,199
Ω	Pepkor Holdings Ltd.	528,713	863,903
*	Pick n Pay Stores Ltd.	76,377	112,938
	Raubex Group Ltd.	27,796	89,143
	Reunert Ltd.	44,147	168,637
	Sanlam Ltd.	145,258	909,988
	Santam Ltd.	10,369	275,920
	Sappi Ltd.	58,142	64,204
*	Sibanye Stillwater Ltd. (SSW SJ)	215,516	938,013
*	SPAR Group Ltd.	51,195	281,610
	Spur Corp. Ltd.	15,300	38,559
	Stadio Holdings Ltd.	56,665	42,765
	Super Group Ltd.	54,022	57,966
#	Tiger Brands Ltd.	9,822	204,202
	Truworths International Ltd.	53,391	198,165
	Valterra Platinum Ltd.	3,551	319,051
	Vodacom Group Ltd.	25,446	234,723
	We Buy Cars Holdings Ltd.	9,878	27,937
	Wilson Bayly Holmes-Ovcon Ltd.	16,745	179,484
	Woolworths Holdings Ltd.	134,080	450,144
	Zeda Ltd.	44,692	38,053
TOTAL SOUTH AFRICA			35,149,156
SOUTH KOREA — (15.0%)
*	3S Korea Co. Ltd.	7,967	8,083
*	ABLBio, Inc.	183	24,972
*	ABOV Semiconductor Co. Ltd.	2,691	24,443
*	ADTechnology Co. Ltd.	1,279	33,847
	Advanced Nano Products Co. Ltd.	823	39,212
		Shares	Value»
SOUTH KOREA — (Continued)
	Advanced Process Systems Corp.	3,318	$49,253
	Aekyung Chemical Co. Ltd.	3,816	24,653
	Aekyung Industrial Co. Ltd.	2,115	18,452
*	Agabang & Co.	6,109	19,496
	Ahnlab, Inc.	1,244	57,410
*	Alteogen, Inc.	3,127	894,223
*	ALUKO Co. Ltd.	17,469	27,731
*	Amicogen, Inc.	3,596	4,103
#	Amorepacific Corp.	4,429	426,319
	Amorepacific Holdings Corp.	7,237	143,861
*	Ananti, Inc.	9,179	53,423
*	Anapass, Inc.	1,749	21,519
*	Anterogen Co. Ltd.	1,450	43,138
*	APS, Inc.	1,919	5,837
*	Asia Pacific Satellite, Inc.	2,523	35,248
	Asia Paper Manufacturing Co. Ltd.	11,507	62,186
	Atinum Investment Co. Ltd.	11,432	26,031
	Avaco Co. Ltd.	2,470	26,135
	Baiksan Co. Ltd.	4,496	39,587
	BGF Co. Ltd.	7,644	21,380
*	BH Co. Ltd.	7,804	98,728
*	BHI Co. Ltd.	2,644	130,676
	Binggrae Co. Ltd.	1,718	89,045
	Bio Plus Co. Ltd.	9,806	37,133
*	Biodyne Co. Ltd.	2,825	26,887
*	Bioneer Corp.	1,671	15,697
	BioNote, Inc.	10,659	43,250
	BIT Computer Co. Ltd.	2,278	7,968
*	BNC Korea Co. Ltd.	5,378	18,298
	BNK Financial Group, Inc.	58,811	677,686
	Boditech Med, Inc.	5,638	50,912
	Bookook Securities Co. Ltd.	462	23,053
	Boryung	8,638	55,414
#*	Bosung Power Technology Co. Ltd.	7,684	41,724
	Bukwang Pharmaceutical Co. Ltd.	6,244	17,407
*	BYC Co. Ltd.	800	23,149
	Byucksan Corp.	8,835	10,369
*	Cafe24 Corp.	3,535	92,792
	Cape Industries Ltd.	6,153	50,601
	Caregen Co. Ltd.	3,701	322,426
	Celltrion Pharm, Inc.	1,605	81,157
	Celltrion, Inc.	7,581	1,103,308
*	Chabiotech Co. Ltd.	2,273	34,473
	Cheil Worldwide, Inc.	33,813	514,979
*	Chemtronics Co. Ltd.	3,577	86,597

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cheryong Electric Co. Ltd.	2,416	$81,411
	Cheryong Industrial Co. Ltd.	4,325	21,778
	Chinyang Holdings Corp.	7,730	15,768
	Chips&Media, Inc.	2,006	25,893
*	Choil Aluminum Co. Ltd.	11,512	10,646
*	Chong Kun Dang Pharmaceutical Corp.	1,813	107,476
	Chongkundang Holdings Corp.	793	27,484
*	Choong Ang Vaccine Laboratory	1,601	10,616
*	CJ CGV Co. Ltd.	11,618	48,731
	CJ Corp.	5,015	757,411
*	CJ ENM Co. Ltd.	2,831	146,661
	CJ Freshway Corp.	2,433	47,215
	CJ Logistics Corp.	2,381	171,290
	Classys, Inc.	5,351	275,266
*	CLIO Cosmetics Co. Ltd.	714	6,570
*	CMG Pharmaceutical Co. Ltd.	20,794	29,106
*	Com2uS Holdings Corp.	2,217	34,747
	Com2uSCorp	2,881	73,588
#	Cosmax, Inc.	3,209	450,171
	Cosmecca Korea Co. Ltd.	1,904	127,304
*	CosmoAM&T Co. Ltd.	2,060	72,458
*	Cosmochemical Co. Ltd.	3,839	44,025
	Coway Co. Ltd.	28,811	1,667,009
	Cowintech Co. Ltd.	2,248	28,986
	CR Holdings Co. Ltd.	5,692	18,670
*	Creative & Innovative System	3,518	32,293
	Creverse, Inc.	1,427	12,376
	CS Wind Corp.	6,734	189,813
*	CTC BIO, Inc.	2,098	6,224
*	Cube Entertainment, Inc.	2,240	20,444
	Cuckoo Holdings Co. Ltd.	3,109	58,529
	Cuckoo Homesys Co. Ltd.	1,272	20,804
*	D&C Media Co. Ltd.	981	8,285
	D.I Corp.	2,915	68,910
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	14,114
	Dae Won Kang Up Co. Ltd.	9,092	26,352
*	Daea TI Co. Ltd.	5,700	16,659
		Shares	Value»
SOUTH KOREA — (Continued)
	Daebongls Co. Ltd.	2,018	$16,912
	Daechang Forging Co. Ltd.	5,126	23,792
	Daedong Corp.	5,235	35,810
	Daedong Gear Co. Ltd.	1,834	22,287
	Daeduck Co. Ltd.	1,972	15,027
	Daehan Flour Mill Co. Ltd.	341	34,309
#*	Dae-Il Corp.	9,015	69,885
*	Daejoo Electronic Materials Co. Ltd.	1,388	72,666
	Daesang Corp.	4,045	60,888
	Daesang Holdings Co. Ltd.	2,845	19,110
#*	Daewon Cable Co. Ltd.	10,963	28,242
*	Daewon Pharmaceutical Co. Ltd.	4,099	32,946
	Daewon San Up Co. Ltd.	2,161	19,464
#*	Daewoo Engineering & Construction Co. Ltd.	64,023	219,890
	Daewoong Co. Ltd.	6,724	111,739
	Daewoong Pharmaceutical Co. Ltd.	1,231	144,160
	Daihan Pharmaceutical Co. Ltd.	1,066	21,499
	Daishin Securities Co. Ltd.	10,870	235,848
	Daol Investment & Securities Co. Ltd.	12,487	35,357
*	Daou Data Corp.	4,343	84,201
#	Daou Technology, Inc.	6,983	256,988
*	Dasan Networks, Inc.	7,361	18,400
*	Dawonsys Co. Ltd.	4,647	10,603
	DB Insurance Co. Ltd.	17,388	1,716,708
	DB Securities Co. Ltd.	6,205	58,149
*	DB, Inc.	36,593	46,518
	Dear U Co. Ltd.	2,020	52,493
	Dentium Co. Ltd.	2,536	84,573
*	Deutsch Motors, Inc.	5,379	16,446
	Device Co. Ltd.	1,253	13,452
*	Devsisters Co. Ltd.	773	20,552
	Digital Daesung Co. Ltd.	4,602	25,889
*	DIO Corp.	1,645	18,109
*††	DKME	43,041	11,213
#	DL E&C Co. Ltd.	10,257	314,899
	DL Holdings Co. Ltd.	1,837	52,652
††	DMS Co. Ltd.	7,907	13,041
	DN Automotive Corp.	4,608	80,406
	Dohwa Engineering Co. Ltd.	4,413	18,729

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-A Socio Holdings Co. Ltd.	552	$41,602
	Dong-A ST Co. Ltd.	1,306	49,649
	Dong-Ah Geological Engineering Co. Ltd.	649	7,846
	Dongbang Transport Logistics Co. Ltd.	14,438	26,502
	Dongjin Semichem Co. Ltd.	18,159	698,926
*	Dongkoo Bio & Pharma Co. Ltd.	6,721	24,744
*	DongKook Pharmaceutical Co. Ltd.	5,585	72,633
	Dongkuk Holdings Co. Ltd.	6,767	35,644
	Dongkuk Steel Mill Co. Ltd.	11,214	68,626
#	Dongsuh Cos., Inc.	5,441	98,169
	Dongsung Chemical Co. Ltd.	11,420	34,741
	Dongsung Finetec Co. Ltd.	6,686	130,969
*	Dongwha Enterprise Co. Ltd.	4,310	32,093
	Dongwha Pharm Co. Ltd.	5,888	24,796
	Dongwon Development Co. Ltd.	13,299	27,284
	Dongwon Industries Co. Ltd.	1,532	44,103
	Dongwon Systems Corp.	1,570	30,306
	Dongwoon Anatech Co. Ltd.	4,908	102,541
	Dongyang E&P, Inc.	1,464	31,866
	Doosan Bobcat, Inc.	18,603	757,364
	Doosan Co. Ltd.	764	447,747
*	Doosan Enerbility Co. Ltd.	20,228	1,262,745
*	Doosan Fuel Cell Co. Ltd.	1,925	45,113
	Doosan Tesna, Inc.	2,770	128,913
#	DoubleUGames Co. Ltd.	5,109	189,570
	Douzone Bizon Co. Ltd.	4,113	277,524
*	Dream Security Co. Ltd.	20,080	23,713
*	Dreamtech Co. Ltd.	7,608	41,654
*	DRTECH Corp.	10,055	14,008
	DSC Investment, Inc.	3,558	20,918
*	Duk San Neolux Co. Ltd.	2,143	57,954
	DY Corp.	1,808	6,408
	DY POWER Corp.	3,390	30,842
		Shares	Value»
SOUTH KOREA — (Continued)
	E1 Corp.	338	$20,832
	Ecoplastic Corp.	11,596	25,676
*	Ecopro BM Co. Ltd.	3,372	540,144
	Ecopro Co. Ltd.	7,209	808,730
	Ecopro HN Co. Ltd.	1,731	49,626
	E-MART, Inc.	4,557	287,633
*	EMKOREA Co. Ltd.	4,828	8,236
*	EMRO, Inc.	1,192	34,747
*	EM-Tech Co. Ltd.	2,530	14,349
*	Enchem Co. Ltd.	543	36,141
	ENF Technology Co. Ltd.	3,799	153,910
	Eo Technics Co. Ltd.	1,063	274,224
*	Eubiologics Co. Ltd.	5,266	45,629
	Eugene Investment & Securities Co. Ltd.	13,616	40,350
	Eugene Technology Co. Ltd.	2,004	152,400
*	E-World	10,154	11,237
*	Exem Co. Ltd.	9,439	14,679
	Exicon Co. Ltd.	2,411	40,743
	F&F Co. Ltd.	7,976	403,167
*	Fine M-Tec Co. Ltd.	3,760	24,706
*	Fine Semitech Corp.	2,300	74,232
*	Firstec Co. Ltd.	4,429	13,644
*††	Flask Co. Ltd.	4,016	1,239
*	Foosung Co. Ltd.	4,894	28,622
	Fursys, Inc.	987	28,975
*	Gabia, Inc.	3,274	75,855
*	GAEASOFT	4,093	22,316
	Galaxia Moneytree Co. Ltd.	1,980	15,169
*	GAMSUNG Corp. Co. Ltd.	26,653	127,698
*	Gaon Cable Co. Ltd.	669	40,525
*	GC Cell Corp.	1,292	24,055
*	GeneOne Life Science, Inc.	11,675	15,506
	Geumhwa PSC Co. Ltd.	1,330	30,592
	Global Standard Technology Co. Ltd.	3,848	77,120
*	Global Tax Free Co. Ltd.	9,554	30,956
	GnBS eco Co. Ltd.	4,194	9,574
	GOLFZON Co. Ltd.	1,423	59,914
	Gradiant Corp.	4,366	34,867
	Grand Korea Leisure Co. Ltd.	4,689	41,817
	Green Cross Corp.	740	84,518
	Green Cross Holdings Corp.	6,082	65,850
#	GS Engineering & Construction Corp.	19,226	249,592
#*	GS P&L Co. Ltd.	4,601	163,712
	Gwangju Shinsegae Co. Ltd.	735	16,033

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HAESUNG DS Co. Ltd.	3,254	$144,378
#	Han Kuk Carbon Co. Ltd.	6,099	142,760
	Hana Financial Group, Inc.	53,647	3,727,505
*	Hana Materials, Inc.	1,780	81,748
#*	Hana Micron, Inc.	13,727	355,341
*	Hana Pharm Co. Ltd.	2,252	16,118
*	Hana Technology Co. Ltd.	253	5,581
	Hana Tour Service, Inc.	2,522	80,911
*	Hanall Biopharma Co. Ltd.	2,608	93,083
*	Hancom, Inc.	2,264	40,396
	Handok, Inc.	2,093	16,491
	Handsome Co. Ltd.	4,735	60,989
	Hanjin Kal Corp.	336	26,236
	Hanjin Logistics Corp.	2,334	32,154
	Hankook Cosmetics Manufacturing Co. Ltd.	331	11,410
	Hankook Shell Oil Co. Ltd.	185	55,929
	Hankook Tire & Technology Co. Ltd.	12,905	570,773
#	Hanmi Pharm Co. Ltd.	1,717	578,101
	Hanmi Science Co. Ltd.	4,206	123,983
	Hanmi Semiconductor Co. Ltd.	7,081	1,024,316
	HanmiGlobal Co. Ltd.	2,006	26,063
	Hannong Chemicals, Inc.	1,310	23,484
#*	Hanon Systems	55,293	125,670
	Hansae Co. Ltd.	3,724	36,121
	Hansae Yes24 Holdings Co. Ltd.	908	2,594
	Hanshin Machinery Co.	4,076	11,520
#	Hansol Chemical Co. Ltd.	2,177	423,868
*	Hansol IONES Co. Ltd.	3,098	30,164
	Hansol Paper Co. Ltd.	4,665	27,232
	Hansol Technics Co. Ltd.	9,847	40,778
*	Hanssem Co. Ltd.	638	20,602
*	Hanwha Engine	4,700	176,787
*	Hanwha General Insurance Co. Ltd.	16,171	67,996
*	Hanwha Investment & Securities Co. Ltd.	28,229	125,029
#*	Hanwha Life Insurance Co. Ltd.	76,989	186,140
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Ocean Co. Ltd.	3,875	$372,122
#	Hanwha Solutions Corp.	24,837	474,204
	Hanwha Systems Co. Ltd.	12,725	832,242
*	Hanwha Vision Co. Ltd.	4,570	194,833
*	Hanyang Digitech Co. Ltd.	1,023	18,925
	Hanyang Eng Co. Ltd.	4,035	87,589
	Hanyang Securities Co. Ltd.	2,979	42,169
	HB SOLUTION Co. Ltd.	6,888	10,906
	HB Technology Co. Ltd.	20,026	29,167
*	HC HomeCenter Co. Ltd.	29,955	14,500
	HD Construction Equipment Co. Ltd.	10,503	790,650
	HD Hyundai Co. Ltd.	5,075	823,611
	HD Hyundai Electric Co. Ltd.	4,719	2,891,071
*	HD Hyundai Energy Solutions Co. Ltd.	1,134	41,794
	HD Hyundai Heavy Industries Co. Ltd.	1,802	717,251
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,237	1,213,619
	HDC Holdings Co. Ltd.	9,566	125,848
	HDC Hyundai Development Co-Engineering & Construction	13,317	190,018
*	HD-Hyundai Marine Engine	3,940	241,332
*	Hecto Innovation Co. Ltd.	2,056	27,614
*	HFR, Inc.	1,874	17,887
*	High Tech Pharm Co. Ltd.	3,388	27,722
	Hite Jinro Co. Ltd.	8,027	97,966
	Hitejinro Holdings Co. Ltd.	2,275	14,945
	HK inno N Corp.	2,746	107,066
	HL Holdings Corp.	1,851	58,623
	HL Mando Co. Ltd.	10,849	480,707
*	HLB Biostep Co. Ltd.	2,115	2,114
*	Hlb Pharma Ceutical Co. Ltd.	1,281	14,727
*	HLB, Inc.	10,998	421,821
*	Hotel Shilla Co. Ltd.	5,899	188,910
*	HPSP Co. Ltd.	3,650	117,005

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HS Hyosung Advanced Materials Corp.	498	$81,517
*	HS Hyosung Corp.	586	25,191
	HS Industries Co. Ltd.	4,773	11,025
#*	Hugel, Inc.	1,496	285,879
	Humedix Co. Ltd.	2,427	73,769
	Huons Co. Ltd.	2,342	44,678
	Huons Global Co. Ltd.	1,464	51,567
	Huvitz Co. Ltd.	4,877	29,977
	Hwa Shin Co. Ltd.	5,583	36,077
	Hwangkum Steel & Technology Co. Ltd.	2,449	10,183
#	HYBE Co. Ltd.	1,603	414,299
	Hy-Lok Corp.	2,158	50,325
	Hyosung Corp.	2,633	278,002
	Hyosung Heavy Industries Corp.	1,008	1,807,908
	Hyosung TNC Corp.	1,216	317,007
#	Hyundai Autoever Corp.	2,381	763,318
	Hyundai Bioland Co. Ltd.	1,594	4,794
	HYUNDAI Corp.	2,484	38,980
	Hyundai Department Store Co. Ltd.	2,228	144,790
#	Hyundai Elevator Co. Ltd.	6,595	430,968
	Hyundai Engineering & Construction Co. Ltd.	19,589	1,390,477
	HYUNDAI EVERDIGM Corp.	2,354	13,390
	Hyundai Ezwel Co. Ltd.	4,878	17,597
	Hyundai Futurenet Co. Ltd.	13,368	29,944
	Hyundai GF Holdings	10,655	68,464
	Hyundai Glovis Co. Ltd.	4,554	767,801
	Hyundai Green Food	5,187	55,000
	Hyundai Home Shopping Network Corp.	1,612	64,809
	Hyundai Livart Furniture Co. Ltd.	3,789	17,313
#*	Hyundai Marine & Fire Insurance Co. Ltd.	15,794	307,926
	Hyundai Mobis Co. Ltd.	6,280	1,962,229
	Hyundai Motor Co.	15,441	5,375,096
	Hyundai Motor Securities Co. Ltd.	8,713	57,457
#	Hyundai Movex Co. Ltd.	6,879	150,433
	Hyundai Rotem Co. Ltd.	16,353	2,614,768
	Hyundai Wia Corp.	4,160	248,384
		Shares	Value»
SOUTH KOREA — (Continued)
	HyVision System, Inc.	2,998	$36,328
*	i3system, Inc.	1,346	121,452
*††	Icure Pharm, Inc.	975	1,102
*	Il Dong Pharmaceutical Co. Ltd.	983	25,852
*	Iljin Diamond Co. Ltd.	1,822	16,790
*	Iljin Electric Co. Ltd.	5,169	238,484
*	Iljin Holdings Co. Ltd.	6,856	37,092
*	Iljin Hysolus Co. Ltd.	724	7,119
	Iljin Power Co. Ltd.	2,335	24,931
	Ilshin Spinning Co. Ltd.	7,844	71,633
††	Ilyang Pharmaceutical Co. Ltd.	2,498	16,987
	iM Financial Group Co. Ltd.	37,239	400,416
	iMarketKorea, Inc.	5,701	30,865
	InBody Co. Ltd.	2,491	56,433
	Incar Financial Service Co. Ltd.	3,330	36,592
	Industrial Bank of Korea	57,370	881,427
	Innocean Worldwide, Inc.	8,704	114,795
*	InnoWireless Co. Ltd.	369	7,577
	Innox Advanced Materials Co. Ltd.	2,497	56,302
*	Insung Information Co. Ltd.	10,578	12,619
	Intellian Technologies, Inc.	761	55,276
	Intelligent Digital Integrated Security Co. Ltd.	1,685	20,880
*	Interflex Co. Ltd.	4,180	35,949
	Interojo Co. Ltd.	1,228	14,958
	INTOPS Co. Ltd.	3,053	46,829
	iNtRON Biotechnology, Inc.	3,888	10,658
	INVENI Co. Ltd.	725	39,333
	IS Dongseo Co. Ltd.	3,543	57,842
	ISC Co. Ltd.	2,217	229,416
	i-SENS, Inc.	3,346	38,066
*	ISU Abxis Co. Ltd.	2,469	10,099
*	ISU Chemical Co. Ltd.	3,108	19,634
	IsuPetasys Co. Ltd.	12,308	994,063
*	Itcencts Co. Ltd.	19,277	8,123
*	Itcenglobal Co. Ltd.	3,543	131,341
*	ITEK, Inc.	4,474	26,037
*	ITM Semiconductor Co. Ltd.	554	4,276
*	Jahwa Electronics Co. Ltd.	4,999	103,826
	JB Financial Group Co. Ltd.	31,430	548,385
#	Jeju Bank	3,312	32,473
*	Jeju Semiconductor Corp.	3,960	116,958

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Jinsung T.E.C.	3,429	$34,028
	JLS Co. Ltd.	1,866	7,533
	JNK Global Co. Ltd.	8,964	23,922
*	JNTC Co. Ltd.	1,326	22,277
	Jusung Engineering Co. Ltd.	7,506	213,470
	JVM Co. Ltd.	1,438	25,274
	JW Holdings Corp.	12,832	35,413
	JW Life Science Corp.	2,713	24,300
	JW Pharmaceutical Corp.	4,069	87,682
*	JW Shinyak Corp.	4,139	5,766
#	JYP Entertainment Corp.	10,022	510,031
	K Car Co. Ltd.	3,734	39,926
	Kakao Corp.	12,331	524,120
*	Kakao Games Corp.	11,299	138,948
	KakaoBank Corp.	21,732	344,723
*	Kakaopay Corp.	3,196	139,635
	Kangnam Jevisco Co. Ltd.	1,462	17,261
*	Kangwon Energy Co. Ltd.	3,790	45,376
#	Kangwon Land, Inc.	11,157	134,938
	KB Financial Group, Inc. (105560 KS)	40,302	3,772,234
	KC Co. Ltd.	2,179	50,455
	KC Tech Co. Ltd.	1,534	49,704
	KCC Corp.	1,131	382,600
	KCTC	5,926	27,726
*	KEC Corp.	31,873	17,635
*	Keeps Biopharma, Inc.	2,599	16,589
	KEPCO Engineering & Construction Co., Inc.	1,501	136,287
	KEPCO Plant Service & Engineering Co. Ltd.	8,222	318,724
	KG Chemical Corp.	6,136	25,184
	KG Dongbusteel	11,151	43,476
	KG Eco Solution Co. Ltd.	7,203	32,951
*	KG Mobility Co.	13,460	36,258
	Kginicis Co. Ltd.	5,479	43,837
*	KH Vatec Co. Ltd.	4,841	64,194
	Kia Corp.	33,944	3,611,748
*	KidariStudio, Inc.	6,220	13,724
	KINX, Inc.	900	82,900
	KISCO Corp.	4,439	28,867
	KISCO Holdings Co. Ltd.	1,214	20,273
	KISWIRE Ltd.	3,432	51,534
#	KIWOOM Securities Co. Ltd.	5,117	1,572,860
*	KMW Co. Ltd.	1,668	21,824
*	KNJ Co. Ltd.	311	6,015
	Koh Young Technology, Inc.	5,273	122,538
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar BNH Co. Ltd.	1,862	$19,238
	Kolmar Holdings Co. Ltd.	3,468	24,207
	Kolmar Korea Co. Ltd.	4,167	201,770
	Kolon Corp.	1,302	54,335
	Kolon Industries, Inc.	5,530	210,118
*	Kolon Life Science, Inc.	479	21,525
	KoMiCo Ltd.	1,679	146,070
	KONA I Co. Ltd.	2,442	104,054
	Korea Airport Service Co. Ltd.	236	11,247
	Korea Alcohol Industrial Co. Ltd.	5,044	39,434
	Korea Asset In Trust Co. Ltd.	18,867	34,117
*	Korea Circuit Co. Ltd.	4,698	227,471
	Korea Electric Terminal Co. Ltd.	1,432	74,265
	Korea Electronic Power Industrial Development Co. Ltd.	2,808	26,627
	Korea Gas Corp.	7,365	204,626
*	Korea Information & Communications Co. Ltd.	5,535	31,073
	Korea Information Certificate Authority, Inc.	2,886	13,369
	Korea Investment Holdings Co. Ltd.	14,347	2,146,234
	Korea Movenex Co. Ltd.	5,239	21,101
	Korea Petrochemical Ind Co. Ltd.	456	49,472
	Korea Petroleum Industries Co.	1,794	19,869
	Korea Ratings Corp.	340	22,872
*	Korea Real Estate Investment & Trust Co. Ltd.	47,912	40,550
	Korea United Pharm, Inc.	2,831	37,435
	Korea Zinc Co. Ltd.	909	1,184,147
	Korean Reinsurance Co.	56,541	461,918
	Kortek Corp.	2,756	18,404
	KPX Chemical Co. Ltd.	733	24,514
*	KPX Electrochem Co. Ltd.	815	5,027
*	Krafton, Inc.	6,258	1,098,629
	KT Skylife Co. Ltd.	6,097	20,652
	Kukje Pharma Co. Ltd.	5,534	17,335
	Kumho Petrochemical Co. Ltd.	2,713	270,976

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	$55,531
	Kyeryong Construction Industrial Co. Ltd.	1,770	26,470
	Kyobo Securities Co. Ltd.	6,735	55,581
*	Kyung Dong Navien Co. Ltd.	2,350	93,883
	Kyungbang Co. Ltd.	3,048	19,800
	Kyungdong Pharm Co. Ltd.	5,683	22,480
	Kyung-In Synthetic Corp.	12,630	43,119
	KZ Precision Corp.	1,490	14,497
	L&C Bio Co. Ltd.	1,830	116,530
*	L&F Co. Ltd.	1,018	88,676
*	L&K Biomed Co. Ltd.	1,972	21,706
*	LabGenomics Co. Ltd.	21,308	25,914
*	Lake Materials Co. Ltd.	8,389	154,671
*	LB Semicon, Inc.	14,643	47,512
	Lee Ku Industrial Co. Ltd.	6,450	26,526
	LEENO Industrial, Inc.	14,385	1,047,339
	LF Corp.	5,047	67,301
	LG Chem Ltd.	6,821	1,464,614
	LG Corp.	4,420	280,574
	LG Electronics, Inc.	36,266	2,486,532
*	LG Energy Solution Ltd.	1,661	456,586
#	LG H&H Co. Ltd.	2,692	489,165
*	LG HelloVision Co. Ltd.	10,736	17,262
	LG Innotek Co. Ltd.	4,833	820,651
*	LigaChem Biosciences, Inc.	2,614	366,263
*	LOT Vacuum Co. Ltd.	3,505	33,435
	Lotte Chemical Corp.	2,617	151,032
	Lotte Chilsung Beverage Co. Ltd.	1,305	120,776
*	Lotte Data Communication Co.	1,059	15,599
	LOTTE Fine Chemical Co. Ltd.	3,528	115,930
	LOTTE Himart Co. Ltd.	1,317	6,632
*	Lotte Non-Life Insurance Co. Ltd.	23,154	26,692
	Lotte Rental Co. Ltd.	6,387	136,642
	Lotte Shopping Co. Ltd.	2,377	138,706
*	Lotte Tour Development Co. Ltd.	3,126	54,409
	Lotte Wellfood Co. Ltd.	699	56,330
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Corp.	6,777	$1,068,697
	LS Eco Energy Ltd.	2,895	82,221
	LS Electric Co. Ltd.	3,150	1,227,553
*	LS Marine Solution Co. Ltd.	604	13,476
*	LVMC Holdings	36,724	37,829
	LX Hausys Ltd.	1,948	39,147
	LX Semicon Co. Ltd.	3,940	149,433
	M.I.Tech Co. Ltd.	1,379	7,168
	Macquarie Korea Infrastructure Fund	103,073	801,093
	Macrogen, Inc.	1,168	15,840
	Maeil Dairies Co. Ltd.	1,150	28,160
*	Manyo Co. Ltd.	1,414	14,130
	Mcnex Co. Ltd.	4,249	89,643
*	Mediana Co. Ltd.	2,343	32,110
*	Medipost Co. Ltd.	4,681	77,750
	Medytox, Inc.	531	49,404
*	Meerecompany, Inc.	1,096	13,714
	MegaStudy Co. Ltd.	2,286	17,618
	MegaStudyEdu Co. Ltd.	2,340	75,586
	Meritz Financial Group, Inc.	18,991	1,535,522
	META BIOMED Co. Ltd.	4,839	16,363
	Mgame Corp.	4,951	19,727
	Mi Chang Oil Industrial Co. Ltd.	177	14,981
*	MiCo Ltd.	5,893	71,791
*	Mirae Asset Life Insurance Co. Ltd.	24,853	162,135
	Mirae Asset Securities Co. Ltd.	57,486	1,704,203
	Mirae Asset Venture Investment Co. Ltd.	4,966	60,830
	Misto Holdings Corp.	12,699	413,521
	Miwon Chemicals Co. Ltd.	147	9,805
	Miwon Commercial Co. Ltd.	534	51,504
*	Miwon Holdings Co. Ltd.	286	13,778
	Miwon Specialty Chemical Co. Ltd.	566	53,044
*	MK Electron Co. Ltd.	5,926	41,161
	MNTech Co. Ltd.	3,176	26,102
*	Mobase Electronics Co. Ltd.	7,819	23,449
	Modetour Network, Inc.	2,119	16,589
*	MONAYONGPYONG	9,275	20,347
*	Motrex Co. Ltd.	6,260	42,007
	Muhak Co. Ltd.	3,862	23,791
	Myoung Shin Industrial Co. Ltd.	5,239	33,357
	Namhae Chemical Corp.	3,870	18,405

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Namuga Co. Ltd.	2,446	$42,422
	Namyang Dairy Products Co. Ltd.	940	31,224
	NAVER Corp.	4,821	916,384
	NCSoft Corp.	1,711	278,244
	NeoPharm Co. Ltd.	3,154	40,962
	Neosem, Inc.	3,005	32,274
*	Neowiz	4,899	103,555
	Neowiz Holdings Corp.	920	18,769
*	NEPES Corp.	6,963	91,836
*	Neptune Co.	5,865	21,887
Ω	Netmarble Corp.	8,565	313,310
	New Power Plasma Co. Ltd.	5,541	23,539
	Newflex Technology Co. Ltd.	6,149	28,499
	Nexen Corp.	4,007	16,636
*	Nexon Games Co. Ltd.	4,436	40,780
	NEXTIN, Inc.	1,876	127,722
	NH Investment & Securities Co. Ltd.	56,591	1,060,989
	NHN Corp.	5,134	114,850
	NHN KCP Corp.	8,103	127,136
	NICE Holdings Co. Ltd.	5,792	56,020
	Nice Information & Telecommunication, Inc.	2,046	34,536
	NICE Information Service Co. Ltd.	15,565	187,152
	Nong Shim Holdings Co. Ltd.	454	27,817
	NongShim Co. Ltd.	877	247,211
	NOVAREX Co. Ltd.	2,936	28,561
*	OCI Co. Ltd.	416	20,311
*	OCI Holdings Co. Ltd.	1,599	127,577
	ONEJOON Co. Ltd.	3,886	27,480
	Oriental Precision & Engineering Co. Ltd.	7,436	43,010
	Orion Corp.	8,167	664,799
	Orion Holdings Corp.	7,752	112,230
	Osang Healthcare Co. Ltd.	1,079	8,486
*	OSTEONIC Co. Ltd.	2,396	10,358
*	Osung Advanced Materials Co. Ltd.	18,332	19,375
#	Otoki Corp.	449	120,132
	Park Systems Corp.	1,229	258,170
*	Partron Co. Ltd.	11,262	56,080
#*	Pearl Abyss Corp.	4,270	169,241
	People & Technology, Inc.	4,736	173,280
#*	Peptron, Inc.	1,506	319,050
	PHA Co. Ltd.	2,660	21,775
		Shares	Value»
SOUTH KOREA — (Continued)
*	PharmaResearch Co. Ltd.	1,593	$522,744
*	Pharmicell Co. Ltd.	8,734	84,736
	Philenergy Co. Ltd.	104	1,229
*	Philoptics Co. Ltd.	1,534	58,345
	PI Advanced Materials Co. Ltd.	2,025	22,768
*	PKC Co. Ltd.	4,745	20,009
*	Polaris AI Corp.	11,204	14,152
*	Polaris Office Corp.	3,142	10,361
*	PonyLink Co. Ltd.	20,885	11,646
#	Posco DX Co. Ltd.	14,799	396,686
	Posco M-Tech Co. Ltd.	4,685	64,218
*	Power Logics Co. Ltd.	5,517	21,786
	Protec Co. Ltd.	1,501	52,767
#	PSK, Inc.	6,562	277,233
	Pulmuone Co. Ltd.	3,204	29,156
*	Rainbow Robotics	593	298,530
*	Refine Co. Ltd.	1,479	12,423
*	Reyon Pharmaceutical Co. Ltd.	587	4,601
	RFHIC Corp.	1,978	65,324
#*	Robostar Co. Ltd.	1,279	78,658
	Rorze Systems Corp.	1,438	9,736
	S&S Tech Corp.	1,955	122,181
#	S-1 Corp.	7,124	394,467
#*	Sam Chun Dang Pharm Co. Ltd.	1,025	340,329
	Sam Yung Trading Co. Ltd.	3,832	46,017
	Samchully Co. Ltd.	452	44,994
	SAMHWA Paints Industrial Co. Ltd.	4,611	22,268
††	Samick THK Co. Ltd.	1,425	3,698
*	Samil Pharmaceutical Co. Ltd.	2,871	19,987
*	Samji Electronics Co. Ltd.	3,059	48,290
	Samjin Pharmaceutical Co. Ltd.	1,297	17,367
	Sammok S-Form Co. Ltd.	1,045	14,341
*Ω	Samsung Biologics Co. Ltd.	925	1,117,879
	Samsung C&T Corp.	10,387	2,165,217
	Samsung Card Co. Ltd. (029780 KS)	10,148	400,054
	Samsung Electronics Co. Ltd. (005930 KS)	324,240	35,820,321
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	573	1,577,423
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	4,405	12,131,370

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Engineering Co. Ltd.	76,812	$1,635,043
*	Samsung Episholdings Co. Ltd.	497	209,241
	Samsung Fire & Marine Insurance Co. Ltd.	3,480	1,209,913
*	Samsung Heavy Industries Co. Ltd.	57,510	1,172,121
	Samsung Life Insurance Co. Ltd.	7,837	1,020,421
*	Samsung Pharmaceutical Co. Ltd.	8,786	11,014
	Samsung SDS Co. Ltd.	6,561	786,744
	Samsung Securities Co. Ltd.	28,770	1,805,840
*	SAMT Co. Ltd.	10,436	33,292
	Samwha Capacitor Co. Ltd.	2,032	44,433
	Samwha Electric Co. Ltd.	664	24,950
*	Samyang Biopharmaceuticals Corp.	1,031	68,475
	Samyang Corp.	593	19,562
	Samyang Holdings Corp.	970	40,895
	Samyang Tongsang Co. Ltd.	207	8,200
	Samyoung Co. Ltd.	3,277	13,820
	Sangsin Energy Display Precision Co. Ltd.	2,574	27,143
	Saramin Co. Ltd.	2,216	20,003
	Satrec Initiative Co. Ltd.	231	31,396
*	SBI Investment Korea Co. Ltd.	18,153	9,612
	SD Biosensor, Inc.	11,297	70,598
	SeAH Besteel Holdings Corp.	2,560	130,178
	SeAH Steel Corp.	387	32,438
	SeAH Steel Holdings Corp.	552	52,062
	Sebang Co. Ltd.	2,671	26,853
	Sebang Global Battery Co. Ltd.	743	32,827
	Seegene, Inc.	4,844	95,826
	Segyung Hitech Co. Ltd.	7,275	25,260
#	Sejin Heavy Industries Co. Ltd.	3,584	47,925
*	Sekonix Co. Ltd.	2,406	10,257
	Seobu T&D	7,366	89,876
	Seohan Co. Ltd.	28,267	17,482
		Shares	Value»
SOUTH KOREA — (Continued)
*††	Seohee Construction Co. Ltd.	27,891	$23,582
*	Seoul Auction Co. Ltd.	1,312	7,005
*	Seoul Semiconductor Co. Ltd.	9,925	53,401
	Seoyon Co. Ltd.	2,977	22,037
	Seoyon E-Hwa Co. Ltd.	3,804	39,968
	SEWOONMEDICAL Co. Ltd.	3,371	5,557
	SFA Engineering Corp.	3,839	89,622
*	SFA Semicon Co. Ltd.	15,076	81,190
	SGC Energy Co. Ltd.	1,962	29,624
*	Shin Heung Energy & Electronics Co. Ltd.	3,770	17,017
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	22,225
	Shindaeyang Paper Co. Ltd.	4,560	37,466
	Shinhan Financial Group Co. Ltd. (055550 KS)	48,927	2,859,469
	Shinil Electronics Co. Ltd.	13,867	12,797
	Shinsegae International, Inc.	5,114	43,209
	Shinsegae, Inc.	1,720	381,061
*	Shinsung Delta Tech Co. Ltd.	3,217	177,256
*	Shinsung E&G Co. Ltd.	13,700	16,888
	Shinwon Corp.	20,628	20,129
	Shinyoung Securities Co. Ltd.	666	81,384
*	Silicon2 Co. Ltd.	12,019	441,402
	Silla Co. Ltd.	1,575	10,040
*	SIMMTECH Co. Ltd.	1,934	80,038
	SIMPAC, Inc.	4,358	15,002
	Sindoh Co. Ltd.	1,472	48,235
*	Sinil Pharm Co. Ltd.	2,016	8,284
#*	SK Biopharmaceuticals Co. Ltd.	10,636	867,818
*	SK Bioscience Co. Ltd.	2,682	94,277
	SK Chemicals Co. Ltd.	2,286	106,240
	SK Discovery Co. Ltd.	4,174	167,574
*	SK Eternix Co. Ltd.	3,890	54,709
	SK Gas Ltd.	1,119	180,615
*Ω	SK IE Technology Co. Ltd.	1,748	33,036
*	SK oceanplant Co. Ltd.	2,702	35,308
	SK Securities Co. Ltd.	104,448	68,573
	SK Telecom Co. Ltd. (017670 KS)	8,096	408,006

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SKC Co. Ltd.	2,060	$166,373
#	SL Corp.	4,193	161,462
#	SM Entertainment Co. Ltd.	2,849	228,518
*	SMEC Co. Ltd.	21,825	97,434
	SNT Dynamics Co. Ltd.	1,417	48,801
	SNT Holdings Co. Ltd.	1,335	50,166
*	S-Oil Corp.	11,168	820,458
	Solid, Inc.	13,559	79,854
#*	SOLUM Co. Ltd.	15,138	165,682
	Songwon Industrial Co. Ltd.	5,440	34,239
*	Soop Co. Ltd.	3,044	155,654
	Soulbrain Co. Ltd.	1,004	336,934
	Soulbrain Holdings Co. Ltd.	2,168	88,181
	SPC Samlip Co. Ltd.	539	18,870
	SPG Co. Ltd.	2,106	224,266
	ST Pharm Co. Ltd.	662	73,478
	Straffic Co. Ltd.	4,180	10,538
*	Studio Dragon Corp.	3,762	128,471
*	Sugentech, Inc.	2,106	9,039
*	Sung Kwang Bend Co. Ltd.	3,015	67,966
*	Sungchang Enterprise Holdings Ltd.	19,478	18,728
	Sungwoo Hitech Co. Ltd.	13,423	74,488
*	Sunny Electronics Corp.	5,903	6,617
*	Suprema, Inc.	1,181	35,731
	SY Co. Ltd.	6,825	13,012
*	Synergy Innovation Co. Ltd.	5,017	8,257
*	Systems Technology, Inc.	2,490	64,873
	T&L Co. Ltd.	1,035	39,425
	Taekwang Industrial Co. Ltd.	56	33,835
*	Taewoong Co. Ltd.	2,925	61,847
*	Taeyoung Engineering & Construction Co. Ltd.	10,976	11,966
#*	Taihan Cable & Solution Co. Ltd.	9,628	195,411
*	TechWing, Inc.	3,740	128,064
	Telechips, Inc.	1,642	17,729
	TES Co. Ltd.	1,569	77,342
*	Theragen Etex Co. Ltd.	12,996	26,897
*	TK Chemical Corp.	18,770	23,358
	TK Corp.	2,924	57,481
	TKG Huchems Co. Ltd.	6,016	83,411
	TLB Co. Ltd.	759	30,976
	Tokai Carbon Korea Co. Ltd.	1,278	209,018
		Shares	Value»
SOUTH KOREA — (Continued)
*	Tongyang Life Insurance Co. Ltd.	12,025	$57,399
*	Toptec Co. Ltd.	5,346	17,986
	Tovis Co. Ltd.	4,782	51,706
	TSE Co. Ltd.	588	31,586
*	Tuksu Construction Co. Ltd.	2,777	12,725
	TYM Corp.	11,325	55,652
	UBCare Co. Ltd.	3,061	8,456
*	Ubivelox, Inc.	1,708	6,478
	Uju Electronics Co. Ltd.	1,295	28,328
*	Uni-Chem Co. Ltd.	21,092	17,309
	Unid Co. Ltd.	1,058	58,510
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	69,469
	Uniquest Corp.	3,582	16,015
*	Unison Co. Ltd.	15,208	10,542
*	UniTest, Inc.	3,147	31,341
*	Unitrontech Co. Ltd.	2,869	13,529
	Value Added Technology Co. Ltd.	2,937	42,044
	VICTEK Co. Ltd.	3,541	9,739
*††	Vidente Co. Ltd.	12,986	5,621
	Vieworks Co. Ltd.	1,715	33,648
*	Vina Tech Co. Ltd.	537	35,336
	Vitzro Tech Co. Ltd.	2,270	16,968
*	Vitzrocell Co. Ltd.	9,188	133,552
*	VM, Inc.	2,230	46,057
*	VT Co. Ltd.	6,488	92,405
	Webzen, Inc.	2,569	30,789
*	Wemade Co. Ltd.	1,324	29,904
	Whanin Pharmaceutical Co. Ltd.	2,615	19,446
	WiSoL Co. Ltd.	4,967	21,047
*	Won Tech Co. Ltd.	16,450	116,561
#*	Wonik Holdings Co. Ltd.	10,201	297,157
	WONIK IPS Co. Ltd.	3,743	294,466
	Wonik Materials Co. Ltd.	1,797	49,566
	Wonik QnC Corp.	4,248	83,345
	Woojin, Inc.	2,166	39,054
	Woori Financial Group, Inc. (316140 KS)	128,428	2,686,573
*	Woori Technology Investment Co. Ltd.	10,762	63,037
*	Woori Technology, Inc.	22,299	138,770
*	Woosu AMS Co. Ltd.	11,985	26,309
	Worldex Industry & Trading Co. Ltd.	3,898	69,669
	Xexymix Corp.	8,850	32,312
	Y G-1 Co. Ltd.	3,502	21,816
*	YC Corp.	2,394	32,318
*	YG Entertainment, Inc.	1,723	89,177
*	YG PLUS	6,733	33,355

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	YMT Co. Ltd.	3,720	$28,901
	Youlchon Chemical Co. Ltd.	1,214	22,834
	Young Poong Corp.	1,266	56,852
	Youngone Corp.	8,797	555,656
#	Youngone Holdings Co. Ltd.	1,616	232,118
	Yuanta Securities Korea Co. Ltd.	27,085	86,740
	Yuhan Corp.	5,469	408,747
	YuHwa Securities Co. Ltd.	6,972	14,237
*	Yungjin Pharmaceutical Co. Ltd.	16,046	21,259
*	Zeus Co. Ltd.	3,741	50,757
	Zinus, Inc.	1,437	12,530
TOTAL SOUTH KOREA			191,791,096
TAIWAN — (21.4%)
	104 Corp.	2,000	14,092
	91APP, Inc.	16,000	33,610
	Aaeon Technology, Inc.	4,199	16,870
	ABC Taiwan Electronics Corp.	19,210	18,249
	Abico Avy Co. Ltd.	37,641	55,711
#	Ability Enterprise Co. Ltd.	52,630	140,795
	Ability Opto-Electronics Technology Co. Ltd.	10,200	35,425
	AcBel Polytech, Inc.	193,382	302,103
	Accton Technology Corp.	86,000	3,006,839
	Acer Cyber Security, Inc.	3,868	19,998
	Acer E-Enabling Service Business, Inc.	3,000	19,561
#	Acer, Inc.	1,074,000	853,425
#	ACES Electronic Co. Ltd.	25,764	52,421
*	Acon Holding, Inc.	48,041	10,959
#	Acter Group Corp. Ltd.	35,518	706,921
	Action Electronics Co. Ltd.	52,000	17,388
	ADATA Technology Co. Ltd.	89,053	1,007,914
	Addcn Technology Co. Ltd.	11,506	60,534
#	Advanced Energy Solution Holding Co. Ltd.	10,000	353,500
	Advanced International Multitech Co. Ltd.	28,000	62,859
*	Advanced Optoelectronic Technology, Inc.	36,000	18,998
		Shares	Value»
TAIWAN — (Continued)
	Advanced Power Electronics Corp.	13,000	$37,796
	Advancetek Enterprise Co. Ltd.	98,000	92,532
	Advantech Co. Ltd.	49,406	466,254
	AEON Motor Co. Ltd.	9,000	7,649
	Aerospace Industrial Development Corp.	102,000	171,514
	AGV Products Corp.	138,000	46,417
	AIC, Inc.	1,000	11,953
#	Airoha Technology Corp.	8,000	110,035
	Airtac International Group	26,532	960,209
#	Alchip Technologies Ltd.	12,000	1,178,153
	Alexander Marine Co. Ltd.	4,217	24,717
#	Allied Supreme Corp.	17,000	129,771
	Allis Electric Co. Ltd.	56,203	219,555
	Alltek Technology Corp.	79,475	83,445
	Alltop Technology Co. Ltd.	12,001	94,462
	Alpha Networks, Inc.	80,772	84,161
	Altek Corp.	77,620	96,047
	Amazing Microelectronic Corp.	18,295	48,767
	AMPACS Corp.	20,000	17,564
	Ampire Co. Ltd.	28,000	23,647
	AMPOC Far-East Co. Ltd.	24,376	83,158
	AmTRAN Technology Co. Ltd.	152,881	98,262
*	Amulaire Thermal Technology, Inc.	16,883	17,064
	Anji Technology Co. Ltd.	14,278	15,445
	Aopen, Inc.	12,000	19,550
	AP Memory Technology Corp.	2,000	26,931
	Apac Opto Electronics, Inc.	20,000	45,536
	Apacer Technology, Inc.	24,000	92,690
	APAQ Technology Co. Ltd.	5,000	26,002
	APCB, Inc.	35,000	16,911
	Apex Biotechnology Corp.	14,000	12,942
	Apex Dynamics, Inc.	2,000	48,801
	Apex Science & Engineering	31,212	11,327
	Arcadyan Technology Corp.	31,805	180,624
	Argosy Research, Inc.	17,013	84,221

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ASE Technology Holding Co. Ltd.	365,000	$3,393,445
	Asia Cement Corp.	135,000	150,634
#	Asia Optical Co., Inc.	56,000	287,393
	Asia Polymer Corp.	90,295	39,687
	Asia Tech Image, Inc.	14,000	33,803
	Asia Vital Components Co. Ltd.	49,158	2,233,387
	ASIX Electronics Corp.	11,000	33,348
	ASMedia Technology, Inc.	8,000	326,259
#	ASolid Technology Co. Ltd.	16,000	55,124
	ASPEED Technology, Inc.	11,600	3,244,009
	ASROCK, Inc.	13,000	88,372
	Asustek Computer, Inc.	121,000	1,900,882
	ATE Energy International Co. Ltd.	30,000	25,943
	Aten International Co. Ltd.	20,000	38,282
	Auden Techno Corp.	5,000	28,152
	Audix Corp.	21,000	44,328
	AURAS Technology Co. Ltd.	11,000	314,751
	Aurora Corp.	17,000	29,564
	Avalue Technology, Inc.	11,000	31,221
	Avermedia Technologies	15,400	19,076
	Axiomtek Co. Ltd.	21,986	57,708
	Azurewave Technologies, Inc.	20,000	37,292
	Bafang Yunji International Co. Ltd.	5,000	28,080
	Bank of Kaohsiung Co. Ltd.	29,000	11,050
	BenQ Materials Corp.	52,000	32,114
#*	BES Engineering Corp.	555,608	240,959
#*	Bin Chuan Enterprise Co. Ltd.	29,000	47,498
*	Bionime Corp.	6,152	10,013
	Bioteque Corp.	10,000	38,133
	Bizlink Holding, Inc.	28,403	1,153,482
	Bora Pharmaceuticals Co. Ltd.	14,272	272,906
	Brave C&H Supply Co. Ltd.	6,000	12,560
	Bright Led Electronics Corp.	27,000	17,192
	Brightek Optoelectronic Co. Ltd.	16,000	19,291
		Shares	Value»
TAIWAN — (Continued)
	Brighton-Best International Taiwan, Inc.	106,000	$115,853
	Brillian Network & Automation Integrated System Co. Ltd.	6,000	59,228
	C Sun Manufacturing Ltd.	12,267	91,718
	Calitech Co. Ltd.	9,000	16,278
*	Caliway Biopharmaceuticals Co. Ltd.	50,000	261,358
*	Cameo Communications, Inc.	32,537	10,122
	Capital Futures Corp.	26,812	43,694
	Capital Securities Corp.	57,000	53,511
	Castles Technology Co. Ltd.	20,430	36,796
	Caswell, Inc.	8,000	21,384
	Cathay Chemical Works	14,000	21,350
	Cathay Financial Holding Co. Ltd.	1,014,188	2,416,284
	Cathay Real Estate Development Co. Ltd.	234,000	163,751
*	CCP Contact Probes Co. Ltd.	25,601	48,154
#	Celxpert Energy Corp.	33,316	39,575
	Cenra, Inc.	38,000	40,950
	Center Laboratories, Inc.	159,690	203,490
	Central Reinsurance Co. Ltd.	147,642	124,800
	Century Iron & Steel Industrial Co. Ltd.	50,000	214,757
	Chailease Holding Co. Ltd.	304,463	1,003,459
	Champion Microelectronic Corp.	4,100	8,543
	Chang Hwa Commercial Bank Ltd.	608,833	394,100
	Chang Wah Electromaterials, Inc.	86,000	125,350
	Chang Wah Technology Co. Ltd.	63,000	115,244
	Channel Well Technology Co. Ltd.	43,000	85,290
	Chant Sincere Co. Ltd.	15,000	24,233

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	CHC Healthcare Group	45,000	$48,419
	CHC Resources Corp.	13,000	28,939
	Chen Full International Co. Ltd.	29,000	37,600
	Chenbro Micom Co. Ltd.	12,000	342,445
*	Cheng Mei Materials Technology Corp.	141,065	59,688
	Cheng Shin Rubber Industry Co. Ltd.	182,000	176,464
#	Cheng Uei Precision Industry Co. Ltd.	93,000	114,337
	Chia Chang Co. Ltd.	42,000	50,005
	Chia Hsin Cement Corp.	92,320	41,600
#	Chicony Electronics Co. Ltd.	179,185	662,421
	Chicony Power Technology Co. Ltd.	43,055	110,460
	Chien Kuo Construction Co. Ltd.	35,200	36,141
	Chien Shing Harbour Service Co. Ltd.	8,000	10,946
#	China Bills Finance Corp.	222,000	114,663
	China Electric Manufacturing Corp.	63,900	26,391
	China General Plastics Corp.	110,971	43,797
	China Glaze Co. Ltd.	40,000	31,509
*	China Man-Made Fiber Corp.	347,588	77,511
	China Metal Products	53,000	40,974
	China Motor Corp.	77,200	135,796
*	China Petrochemical Development Corp.	441,000	111,661
	China Steel Chemical Corp.	32,000	75,258
	China Steel Structure Co. Ltd.	4,000	5,465
	China Wire & Cable Co. Ltd.	21,000	27,326
	Ching Feng Home Fashions Co. Ltd.	36,495	23,013
*	Chip Hope Co. Ltd.	5,000	8,797
	Chlitina Holding Ltd.	17,513	57,351
	Chong Hong Construction Co. Ltd.	47,000	115,378
	Chroma ATE, Inc.	42,000	1,289,668
	Chun YU Works & Co. Ltd.	17,850	9,903
	Chun Yuan Steel Industry Co. Ltd.	155,000	106,136
		Shares	Value»
TAIWAN — (Continued)
#*	Chung Hung Steel Corp.	257,000	$161,277
	Chung Hwa Chemical Industrial Works Ltd.	21,000	28,718
	Chung Lien Co. Ltd.	9,000	10,974
	Chung-Hsin Electric & Machinery Manufacturing Corp.	186,000	994,044
	Chunghwa Telecom Co. Ltd. (2412 TT)	127,000	538,536
#	Cleanaway Co. Ltd. (8422 TT)	150,000	175,269
	Clevo Co.	138,000	162,655
	Collins Co. Ltd.	24,000	9,533
#	Compal Electronics, Inc.	1,261,000	1,301,437
	Complex Micro Interconnection Co. Ltd.	10,000	11,828
	Compucase Enterprise	19,000	43,637
	Continental Holdings Corp.	111,000	79,813
	Contrel Technology Co. Ltd.	38,000	63,778
	Coremax Corp.	23,170	49,650
	Coretronic Corp.	99,000	274,209
	Coxon Precise Industrial Co. Ltd.	18,000	8,117
	Creative Sensor, Inc.	15,300	29,674
	CTBC Financial Holding Co. Ltd.	2,109,000	3,397,903
	CTCI Advanced Systems, Inc.	2,000	10,948
	CTCI Corp.	196,933	192,891
	CTI Traffic Industries Co. Ltd.	1,200	3,321
	CviLux Corp.	21,250	57,716
	Cyberlink Corp.	13,000	34,304
	CyberPower Systems, Inc.	16,800	96,482
#*	CyberTAN Technology, Inc.	111,000	90,751
	Cystech Electronics Corp.	3,150	8,527
	DA CIN Construction Co. Ltd.	84,600	184,787
	Dafeng TV Ltd.	10,000	15,308
	Dah San Electric Wire & Cable Co. Ltd.	10,500	16,410
	Da-Li Development Co. Ltd.	90,059	134,064
	Darfon Electronics Corp.	51,000	50,197
	Darwin Precisions Corp.	78,300	31,724
	Daxin Materials Corp.	11,000	114,406

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	De Licacy Industrial Co. Ltd.	79,696	$28,430
	Delpha Construction Co. Ltd.	40,000	33,318
	Delta Electronics, Inc.	106,000	4,045,205
	Depo Auto Parts Ind Co. Ltd.	19,000	90,803
	DFI, Inc.	7,000	13,235
	Dimerco Data System Corp.	12,450	43,786
	Dimerco Express Corp.	55,104	137,905
	D-Link Corp.	181,920	90,627
	Donpon Precision, Inc.	18,900	29,444
	Dr. Wu Skincare Co. Ltd.	6,000	22,376
	Draytek Corp.	13,000	11,517
	Drewloong Precision, Inc.	3,076	14,142
	Dyaco International, Inc.	32,226	20,311
	Dynamic Medical Technologies, Inc.	9,240	17,560
	Dynapack International Technology Corp.	37,000	392,669
	E Ink Holdings, Inc.	102,000	567,034
	E.Sun Financial Holding Co. Ltd.	982,519	1,040,423
	Eastech Holding Ltd.	7,000	21,664
	Eastern Media International Corp.	81,166	52,765
#	Eclat Textile Co. Ltd.	26,000	325,261
	eCloudvalley Digital Technology Co. Ltd.	8,000	15,183
	Edimax Technology Co. Ltd.	46,000	26,184
	Edison Opto Corp.	30,619	18,671
*	Edom Technology Co. Ltd.	44,000	54,408
	eGalax_eMPIA Technology, Inc.	19,032	26,788
#	Elan Microelectronics Corp.	85,100	314,608
	E-Lead Electronic Co. Ltd.	13,328	21,276
	E-LIFE MALL Corp.	20,000	39,010
#	Elite Advanced Laser Corp.	21,600	170,440
	Elite Material Co. Ltd.	27,000	1,464,547
	Elite Semiconductor Microelectronics Technology, Inc.	28,000	170,117
	Elitegroup Computer Systems Co. Ltd.	88,000	74,707
#	eMemory Technology, Inc.	16,000	921,519
		Shares	Value»
TAIWAN — (Continued)
	Emerging Display Technologies Corp.	44,000	$32,675
	Ennoconn Corp.	43,464	388,627
	EOI Investment Holdings Co. Ltd.	15,000	8,345
	Eris Technology Corp.	4,844	22,959
	Eson Precision Ind Co. Ltd.	32,000	85,255
	Eternal Materials Co. Ltd.	260,224	505,540
	Eurocharm Holdings Co. Ltd.	6,000	26,627
	Ever Supreme Bio Technology Co. Ltd.	8,139	39,902
	Evergreen Aviation Technologies Corp.	29,000	147,681
	Evergreen International Storage & Transport Corp.	58,000	103,717
	EVERGREEN Steel Corp.	49,000	159,250
	Everlight Chemical Industrial Corp.	140,000	92,151
	Everlight Electronics Co. Ltd.	108,000	190,219
	Evertop Wire Cable Corp.	33,000	30,283
	Excel Cell Electronic Co. Ltd.	15,000	9,304
	Excelsior Medical Co. Ltd.	25,575	63,915
	Far Eastern Department Stores Ltd.	142,000	99,080
	Far Eastern International Bank	373,879	148,195
	Far Eastern New Century Corp.	352,000	309,930
	Far EasTone Telecommunications Co. Ltd.	153,000	430,407
	Faraday Technology Corp.	50,621	265,223
	Farglory F T Z Investment Holding Co. Ltd.	25,071	36,743
	Farglory Land Development Co. Ltd.	104,000	219,193
	Feedback Technology Corp.	12,960	56,040
	Feng Hsin Steel Co. Ltd.	60,000	123,244
#	Feng TAY Enterprise Co. Ltd.	71,048	216,576
	FineTek Co. Ltd.	4,161	14,170

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Firich Enterprises Co. Ltd.	35,000	$26,264
#	First Copper Technology Co. Ltd.	34,000	53,593
	First Financial Holding Co. Ltd.	1,401,730	1,279,664
	First Hotel	33,000	13,442
	First Insurance Co. Ltd.	69,000	59,273
*	First Steamship Co. Ltd.	121,000	21,187
#	FIT Holding Co. Ltd.	46,000	37,713
	Fitipower Integrated Technology, Inc.	30,450	141,340
*	FLEXium Interconnect, Inc.	80,000	150,610
	Flytech Technology Co. Ltd.	26,000	75,430
#	FocalTech Systems Co. Ltd.	68,000	115,085
	Forcecon Tech Co. Ltd.	22,177	59,178
	Forest Water Environment Engineering Co. Ltd.	9,938	11,543
#	Formosa Chemicals & Fibre Corp.	291,000	389,554
	Formosa International Hotels Corp.	10,000	59,533
	Formosa Oilseed Processing Co. Ltd.	12,027	10,837
	Formosa Optical Technology Co. Ltd.	7,000	21,770
	Formosa Petrochemical Corp.	20,000	33,981
	Formosa Plastics Corp.	227,000	340,050
	Formosan Rubber Group, Inc.	74,700	59,279
	Formosan Union Chemical Corp.	115,000	62,003
	Fortune Electric Co. Ltd.	31,020	946,773
	Fositek Corp.	6,000	266,924
	Founding Construction & Development Co. Ltd.	75,000	33,898
	Foxconn Technology Co. Ltd.	148,000	267,739
#	Foxsemicon Integrated Technology, Inc.	22,150	196,748
	Froch Enterprise Co. Ltd.	19,000	10,476
	FSP Technology, Inc.	40,000	65,429
		Shares	Value»
TAIWAN — (Continued)
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	$30,966
#	Fu Hua Innovation Co. Ltd.	145,473	77,773
	Fubon Financial Holding Co. Ltd.	944,670	2,712,695
	Fulgent Sun International Holding Co. Ltd.	32,868	98,182
	Fullerton Technology Co. Ltd.	26,000	19,730
	Fusheng Precision Co. Ltd.	16,000	136,170
	G Shank Enterprise Co. Ltd.	36,004	94,864
	Gallant Micro Machining Co. Ltd.	1,000	25,295
	Gamania Digital Entertainment Co. Ltd.	37,000	59,179
*	GCS Holdings, Inc.	20,843	153,257
	Gemtek Technology Corp.	109,000	98,355
*	General Interface Solution GIS Holding Ltd.	64,000	78,736
	General Plastic Industrial Co. Ltd.	24,000	18,327
	Generalplus Technology, Inc.	19,000	24,266
	Genesys Logic, Inc.	5,000	15,834
	Genius Electronic Optical Co. Ltd.	23,634	338,214
	Genmont Biotech, Inc.	13,000	7,483
	Genovate Biotechnology Co. Ltd.	25,407	24,393
	GeoVision, Inc.	21,360	32,384
	Getac Holdings Corp.	97,000	346,064
	GFC Ltd.	10,000	35,237
	Gigabyte Technology Co. Ltd.	140,000	1,029,933
*	Gigasolar Materials Corp.	9,265	34,640
*	Gigastorage Corp.	97,000	85,361
	Global Lighting Technologies, Inc.	21,000	26,503
	Global Unichip Corp.	25,000	2,051,178
	Globaltek Fabrication Co. Ltd.	9,000	16,290
	Globe Union Industrial Corp.	61,138	19,580
	Gloria Material Technology Corp.	80,000	86,559
*	GlycoNex, Inc.	14,254	13,066

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	GMI Technology, Inc.	28,829	$36,212
	Golden Long Teng Development Co. Ltd.	20,000	18,467
	Goldsun Building Materials Co. Ltd.	216,000	241,616
	Good Will Instrument Co. Ltd.	27,000	42,534
#	Gordon Auto Body Parts	22,000	23,659
	Gourmet Master Co. Ltd.	12,208	28,920
	Grand Fortune Securities Co. Ltd.	115,000	54,904
*	Grand Pacific Petrochemical	191,145	81,849
	Grand Process Technology Corp.	4,000	209,639
	GrandTech CG Systems, Inc.	12,272	17,445
	Grape King Bio Ltd.	31,000	119,156
	Great China Metal Industry	55,000	35,153
	Great Taipei Gas Co. Ltd.	149,000	141,433
	Great Tree Pharmacy Co. Ltd.	28,069	85,146
	Green World FinTech Service Co. Ltd.	20,000	33,723
	Group Up Industrial Co. Ltd.	4,000	35,133
	GTM Holdings Corp.	43,000	44,784
	Gudeng Precision Industrial Co. Ltd.	11,393	145,044
	Hanpin Electron Co. Ltd.	23,000	33,427
*	Harvatek Corp.	45,000	29,379
	Heran Co. Ltd.	14,400	27,707
	Hey Song Corp.	74,000	87,084
	Hi-Clearance, Inc.	8,592	37,293
	Highlight Tech Corp.	18,266	25,661
	Highwealth Construction Corp.	263,669	310,624
	Hi-Lai Foods Co. Ltd.	3,000	15,046
	HIM International Music, Inc.	10,000	29,800
	Hiroca Holdings Ltd.	23,000	14,620
*	Hitron Technology, Inc.	25,080	23,720
#	Hiwin Technologies Corp.	38,350	300,562
	Hiyes International Co. Ltd.	6,487	15,806
	Ho Tung Chemical Corp.	324,000	93,396
	Hocheng Corp.	66,420	38,904
		Shares	Value»
TAIWAN — (Continued)
	Holdings-Key Electric Wire & Cable Co. Ltd.	16,000	$23,010
	Holy Stone Enterprise Co. Ltd.	37,350	122,969
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,036,600	7,165,414
	Hon Hai Precision Industry Co. Ltd. (HHPD LI), GDR	2,694	37,361
	Hon Hai Precision Industry Co. Ltd. (HNHPF US), GDR	5,974	83,218
	Hong Pu Real Estate Development Co. Ltd.	73,000	52,080
	Hong TAI Electric Industrial	55,000	63,098
	Hotai Finance Co. Ltd.	73,080	140,411
	Hotai Motor Co. Ltd.	40,600	699,854
	Hsin Kuang Steel Co. Ltd.	34,000	42,555
	Hsin Yung Chien Co. Ltd.	11,620	32,900
#*	HTC Corp.	182,000	256,119
	HUA ENG Wire & Cable Co. Ltd.	90,000	108,048
	Hua Jung Components Co. Ltd.	38,000	32,939
	Hua Nan Financial Holdings Co. Ltd.	1,019,992	1,070,001
	Hua Yu Lien Development Co. Ltd.	16,918	32,780
	Huaku Development Co. Ltd.	116,025	390,912
	Huang Hsiang Construction Corp.	37,188	43,819
	Huikwang Corp.	18,000	13,437
	Hung Ching Development & Construction Co. Ltd.	47,000	43,053
	Hung Sheng Construction Ltd.	128,592	81,888
	Huxen Corp.	10,000	14,723
	Hwacom Systems, Inc.	17,000	32,173
#	Hwang Chang General Contractor Co. Ltd.	28,416	58,607
	Ibase Technology, Inc.	10,000	13,332
	IBF Financial Holdings Co. Ltd.	78,000	41,301
	Ichia Technologies, Inc.	62,000	103,131
*	Ideal Bike Corp.	35,000	8,076

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	IEI Integration Corp.	41,220	$83,200
#	Infortrend Technology, Inc.	56,000	61,575
	Innodisk Corp.	21,291	533,053
	Inpaq Technology Co. Ltd.	21,424	57,038
#	Insyde Software Corp.	16,800	108,037
	Intai Technology Corp.	6,000	17,659
	Interactive Digital Technologies, Inc.	5,000	12,522
#	International Games System Co. Ltd.	73,000	1,657,792
#	Inventec Corp.	713,000	1,012,106
	Iron Force Industrial Co. Ltd.	12,296	37,398
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	37,096
	ITE Technology, Inc.	42,000	159,395
	ITEQ Corp.	59,822	200,483
	Jarllytec Co. Ltd.	18,450	52,074
	Jean Co. Ltd.	57,873	38,929
	Jentech Precision Industrial Co. Ltd.	8,098	717,485
	Jetwell Computer Co. Ltd.	5,600	29,465
	Jih Lin Technology Co. Ltd.	16,000	27,530
	Johnson Chemical Pharmaceutical Works Corp.	5,000	9,117
	Johnson Health Tech Co. Ltd.	21,000	98,018
#	JPC connectivity, Inc.	27,000	120,439
#	JSL Construction & Development Co. Ltd.	62,111	92,584
	Kaimei Electronic Corp.	15,120	43,393
	Kaori Heat Treatment Co. Ltd.	11,000	255,523
	Kaulin Manufacturing Co. Ltd.	23,000	8,943
	Kedge Construction Co. Ltd.	10,666	29,167
	KEE TAI Properties Co. Ltd.	102,515	35,100
	Kerry TJ Logistics Co. Ltd.	47,000	48,738
	Keystone Microtech Corp.	4,000	72,751
	KGI Financial Holding Co. Ltd.	2,456,339	1,404,547
	KHGEARS International Ltd.	5,420	31,985
	Kindom Development Co. Ltd.	156,090	152,971
		Shares	Value»
TAIWAN — (Continued)
	King Slide Works Co. Ltd.	5,000	$492,225
*	King's Town Construction Co. Ltd.	27,000	35,428
	Kingstate Electronics Corp.	8,000	8,046
	Kinik Co.	10,000	127,534
*	Kinko Optical Co. Ltd.	35,163	72,285
	Kinpo Electronics	312,000	259,454
	KMC Kuei Meng International, Inc.	16,250	46,736
	KNH Enterprise Co. Ltd.	45,000	24,339
	Ko Ja Cayman Co. Ltd.	9,606	11,651
	KS Terminals, Inc.	32,000	47,991
	Kung Long Batteries Industrial Co. Ltd.	12,000	47,068
*	Kung Sing Engineering Corp.	137,500	92,339
	Kuo Toong International Co. Ltd.	56,248	91,827
*	Kuo Yang Construction Co. Ltd.	57,549	33,810
	Kwong Lung Enterprise Co. Ltd.	24,000	37,539
	L&K Engineering Co. Ltd.	57,390	1,036,235
	La Kaffa International Co. Ltd.	6,000	12,853
	Lanner Electronics, Inc.	25,143	53,769
#	Largan Precision Co. Ltd. (3008 TT)	11,000	838,390
	Laser Tek Taiwan Co. Ltd.	23,350	40,048
	Laster Tech Co. Ltd.	29,579	20,715
*	Leader Electronics, Inc.	69,000	22,194
	LEE CHI Enterprises Co. Ltd.	63,000	24,265
	Lelon Electronics Corp.	23,832	81,210
	Lemtech Holdings Co. Ltd.	4,344	12,230
	Leo Systems, Inc.	12,000	11,405
*	Leofoo Development Co. Ltd.	23,000	11,947
	Lian HWA Food Corp.	21,815	64,989
	Lida Holdings Ltd.	10,000	7,489
	Lien Hwa Industrial Holdings Corp.	215,022	314,249
	Lite-On Technology Corp.	247,000	1,269,624

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Long Bon International Co. Ltd.	21,000	$9,944
	Long Da Construction & Development Corp.	91,000	89,001
*	Longchen Paper & Packaging Co. Ltd.	215,583	68,108
	Longwell Co.	23,000	113,829
	Lotes Co. Ltd.	19,097	860,079
	Lotus Pharmaceutical Co. Ltd.	39,000	446,361
	Lumax International Corp. Ltd.	29,000	109,603
*	Lung Yen Life Service Corp.	46,000	73,454
	Macauto Industrial Co. Ltd.	17,000	29,938
	Macnica Galaxy, Inc.	8,000	21,368
	Macroblock, Inc.	10,000	17,604
	MacroWell OMG Digital Entertainment Co. Ltd.	5,000	12,339
	Makalot Industrial Co. Ltd.	39,263	379,555
	Marketech International Corp.	25,000	222,334
	Materials Analysis Technology, Inc.	14,725	94,683
*	Mechema Chemicals International Corp.	18,000	37,908
	MediaTek, Inc.	123,000	6,822,876
	Mega Financial Holding Co. Ltd.	425,203	522,851
	Meiloon Industrial Co.	42,600	33,291
	Mercuries & Associates Holding Ltd.	77,593	36,816
	Mercuries Data Systems Ltd.	13,000	10,491
*	Mercuries Life Insurance Co. Ltd.	959,879	238,431
	Merida Industry Co. Ltd.	43,000	114,998
	Merry Electronics Co. Ltd.	61,218	192,795
	METAAGE Corp.	30,000	41,917
*	Metatech AP, Inc.	4,000	5,734
*	Microbio Co. Ltd.	76,649	48,838
	Micro-Star International Co. Ltd.	184,000	524,944
	Mildef Crete, Inc.	10,000	31,244
	MIN AIK Technology Co. Ltd.	35,000	38,957
	Mitac Holdings Corp.	271,780	675,890
*	Mobiletron Electronics Co. Ltd.	18,000	17,859
	momo.com, Inc.	25,945	154,790
*	MOSA Industrial Corp.	25,244	12,971
		Shares	Value»
TAIWAN — (Continued)
	Motech Industries, Inc.	72,000	$53,269
	MPI Corp.	15,000	1,185,434
	MSSCORPS Co. Ltd.	6,480	36,013
	Munsin Garment Corp.	9,000	13,317
	Nak Sealing Technologies Corp.	9,000	32,311
	Nan Pao Resins Chemical Co. Ltd.	23,000	225,982
	Nan Ya Plastics Corp.	243,000	580,910
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	13,912
	Nantex Industry Co. Ltd.	99,200	74,496
	National Aerospace Fasteners Corp.	6,639	22,731
	National Petroleum Co. Ltd.	22,000	40,027
	Netronix, Inc.	11,000	37,336
*	New Asia Construction & Development Corp.	34,000	15,710
	New Best Wire Industrial Co. Ltd.	18,000	17,651
	Nichidenbo Corp.	48,000	140,571
	Nidec Chaun-Choung Technology Corp.	5,000	19,173
	Nien Hsing Textile Co. Ltd.	44,000	24,766
#	Nien Made Enterprise Co. Ltd.	25,000	337,307
	Niko Semiconductor Co. Ltd.	22,040	34,016
	Nishoku Technology, Inc.	10,000	36,055
	Nova Technology Corp.	7,000	42,949
#	Novatek Microelectronics Corp.	111,000	1,317,083
	O-Bank Co. Ltd.	259,507	75,250
	Ocean Plastics Co. Ltd.	70,000	74,000
	OK Biotech Co. Ltd.	43,928	20,353
	Orient Europharma Co. Ltd.	7,000	9,996
	Orient Semiconductor Electronics Ltd.	112,000	204,234
*	Oriental Union Chemical Corp.	112,000	47,156
	O-TA Precision Industry Co. Ltd.	12,000	27,206
	Pacific Construction Co.	73,000	20,925
	Pacific Hospital Supply Co. Ltd.	13,000	33,696

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Pan Asia Chemical Corp.	40,613	$12,912
	Pan German Universal Motors Ltd.	5,000	43,139
	Pan Jit International, Inc.	83,900	239,054
#	Pan-International Industrial Corp.	83,000	135,114
	Panion & BF Biotech, Inc.	16,563	34,320
	Parade Technologies Ltd.	17,000	284,292
	Parpro Corp.	18,000	36,107
*	PChome Online, Inc.	42,983	38,452
	PCL Technologies, Inc.	8,297	33,558
	P-Duke Technology Co. Ltd.	11,579	37,967
	Pegatron Corp.	452,000	996,750
	Pegavision Corp.	6,000	55,137
	PharmaEngine, Inc.	14,000	29,608
	PharmaEssentia Corp.	36,865	899,951
*	Phihong Technology Co. Ltd.	97,000	88,712
	Phison Electronics Corp.	52,000	3,856,353
*	Phytohealth Corp.	53,000	23,636
	Pixart Imaging, Inc.	31,000	195,582
	Planet Technology Corp.	17,000	66,847
	Polytronics Technology Corp.	22,423	28,600
	Posiflex Technology, Inc.	8,000	45,124
	Pou Chen Corp.	278,000	268,710
	Power Wind Health Industry, Inc.	7,000	31,503
	Powertech Technology, Inc.	217,000	1,718,326
	Poya International Co. Ltd.	8,540	107,410
#	President Chain Store Corp.	90,000	611,116
	Primax Electronics Ltd.	99,000	246,933
	Prince Housing & Development Corp.	286,000	76,445
*	Princeton Technology Corp.	12,000	5,941
	Pro Hawk Corp.	5,000	27,539
	Promate Electronic Co. Ltd.	44,399	61,582
	PSS Co. Ltd.	7,000	31,117
	Qisda Corp.	323,080	256,456
	QST International Corp.	15,571	21,627
		Shares	Value»
TAIWAN — (Continued)
#	Qualipoly Chemical Corp.	32,000	$155,602
	Quang Viet Enterprise Co. Ltd.	17,168	37,249
	Quanta Computer, Inc.	200,000	1,760,633
#	Quanta Storage, Inc.	52,000	174,221
*	Quintain Steel Co. Ltd.	41,000	11,744
	Radiant Opto-Electronics Corp.	103,000	397,944
	Radium Life Tech Co. Ltd.	130,011	44,156
	Rafael Microelectronics, Inc.	1,607	7,491
	Raydium Semiconductor Corp.	15,000	110,013
#	Realtek Semiconductor Corp.	63,000	963,887
	ReaLy Development&Construction Corp.	11,000	12,018
	Rechi Precision Co. Ltd.	86,000	69,421
	Rexon Industrial Corp. Ltd.	39,000	32,748
	Rich Development Co. Ltd.	235,870	59,337
	Richmond International Travel & Tours Co. Ltd.	5,200	12,999
*	Right WAY Industrial Co. Ltd.	22,000	8,729
	RiTdisplay Corp.	12,247	16,364
*	Ritek Corp.	176,099	75,738
	Rodex Fasteners Corp.	12,000	11,434
	Ruentex Industries Ltd.	143,784	230,042
	Run Long Construction Co. Ltd.	93,600	93,226
	Sakura Development Co. Ltd.	89,820	134,482
	Sampo Corp.	77,800	59,527
	San Fang Chemical Industry Co. Ltd.	65,000	65,021
	San Fu Chemical Co. Ltd.	3,000	11,814
	San Shing Fastech Corp.	22,000	42,009
	Sanyang Motor Co. Ltd.	121,000	229,659
	Scientech Corp.	10,000	102,788
	ScinoPharm Taiwan Ltd.	25,000	19,458
	SciVision Biotech, Inc.	6,000	14,853

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	SDI Corp.	19,000	$52,972
	Sea & Land Integrated Corp.	22,100	12,592
	Sea Sonic Electronics Co. Ltd.	8,000	16,391
	Securitag Assembly Group Co. Ltd.	4,000	13,681
	Senao International Co. Ltd.	33,000	30,282
	Senao Networks, Inc.	8,141	34,748
	Sensortek Technology Corp.	7,000	40,767
#	Sercomm Corp.	70,000	189,204
	Sesoda Corp.	56,680	59,962
	Shanghai Commercial & Savings Bank Ltd.	848,856	1,063,320
	Sharehope Medicine Co. Ltd.	42,425	32,118
	Sheng Yu Steel Co. Ltd.	41,000	28,449
#	ShenMao Technology, Inc.	30,000	106,135
	Shieh Yih Machinery Industry Co. Ltd.	20,000	23,178
	Shihlin Electric & Engineering Corp.	52,000	376,122
	Shin Hsiung Natural Gas Co. Ltd.	14,185	18,841
	Shin Ruenn Development Co. Ltd.	20,606	30,730
	Shin Shin Natural Gas Co.	7,000	8,832
#	Shin Zu Shing Co. Ltd.	42,459	280,514
*	Shining Building Business Co. Ltd.	102,206	29,224
	Shinkong Insurance Co. Ltd.	79,000	281,865
	Shinkong Synthetic Fibers Corp.	339,000	160,333
	Shiny Brands Group Co. Ltd.	3,300	10,941
#	Shiny Chemical Industrial Co. Ltd.	32,997	149,371
*	Shun On Electronic Co. Ltd.	13,000	9,367
*	Shuttle, Inc.	106,000	54,379
	Sigurd Microelectronics Corp.	126,438	518,357
	Silergy Corp.	54,000	476,662
#	Silicon Integrated Systems Corp.	54,000	90,182
	Silicon Power Computer & Communications, Inc.	21,000	33,937
		Shares	Value»
TAIWAN — (Continued)
	Simplo Technology Co. Ltd.	54,000	$593,936
	Sinbon Electronics Co. Ltd.	50,000	370,407
	Sinmag Equipment Corp.	11,000	45,248
	Sino-American Silicon Products, Inc.	1,000	3,788
	Sinon Corp.	130,000	187,339
	SinoPac Financial Holdings Co. Ltd.	1,263,006	1,144,010
	Sinopower Semiconductor, Inc.	5,500	24,389
	Sinphar Pharmaceutical Co. Ltd.	26,082	25,779
	Sinyi Realty, Inc.	81,965	57,117
	Sirtec International Co. Ltd.	25,200	21,123
	Sitronix Technology Corp.	37,000	228,205
	Soft-World International Corp.	16,000	51,731
	Solar Applied Materials Technology Corp.	151,711	305,995
	Solteam, Inc.	20,264	32,126
	Song Shang Electronics Co. Ltd.	17,000	11,373
	Sonix Technology Co. Ltd.	35,000	40,330
	Southeast Cement Co. Ltd.	17,000	8,764
	Speed Tech Corp.	20,000	23,074
	Sporton International, Inc.	33,402	185,020
	Sports Gear Co. Ltd.	11,000	35,237
	St. Shine Optical Co. Ltd.	12,000	43,059
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	38,796
	Standard Foods Corp.	107,000	98,442
	Stark Technology, Inc.	27,000	118,272
*	Sun Yad Construction Co. Ltd.	68,477	30,112
	Sunflex Tech Co. Ltd.	24,392	17,494
	Sunfun Info Co. Ltd.	17,450	16,413
	Sunjuice Holdings Co. Ltd.	3,153	15,668
*	Sunko INK Co. Ltd.	64,750	35,835
	SunMax Biotechnology Co. Ltd.	6,000	73,909
	Sunonwealth Electric Machine Industry Co. Ltd.	47,000	211,379
	Sunplus Innovation Technology, Inc.	6,160	23,648

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Sunplus Technology Co. Ltd.	118,000	$82,080
	Sunrex Technology Corp.	28,000	33,409
	Sunspring Metal Corp.	27,540	19,330
	Superalloy Industrial Co. Ltd.	13,000	18,927
	Superior Plating Technology Co. Ltd.	6,613	12,900
#	Supreme Electronics Co. Ltd.	215,025	571,254
	Swancor Holding Co. Ltd.	26,000	95,559
	Sweeten Real Estate Development Co. Ltd.	50,248	40,995
	Symtek Automation Asia Co. Ltd.	6,482	29,931
	Syngen Biotech Co. Ltd.	4,000	17,071
	Synmosa Biopharma Corp.	65,877	67,745
	Synnex Technology International Corp.	413,000	855,857
	Syscom Computer Engineering Co.	7,000	12,353
	Systex Corp.	50,000	183,557
	T3EX Global Holdings Corp.	29,000	59,821
	TA Chen Stainless Pipe	535,454	664,723
	Ta Ya Electric Wire & Cable	110,443	145,291
	Tah Hsin Industrial Corp.	12,870	26,217
	TA-I Technology Co. Ltd.	26,750	55,365
#	Tai Tung Communication Co. Ltd.	53,385	35,016
	Taichung Commercial Bank Co. Ltd.	897,436	569,869
	TaiDoc Technology Corp.	19,000	80,893
	Taiflex Scientific Co. Ltd.	53,838	148,760
	Taimide Tech, Inc.	14,000	27,476
	Tainan Enterprises Co. Ltd.	33,000	26,950
*	Tainergy Tech Co. Ltd.	25,000	12,279
	Tai-Saw Technology Co. Ltd.	29,000	27,630
	TaiSol Electronics Co. Ltd.	22,000	35,469
	Taita Chemical Co. Ltd.	83,945	32,406
	Taiwan Business Bank	1,270,345	619,007
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	$47,711
	Taiwan Cooperative Financial Holding Co. Ltd.	563,164	420,878
	Taiwan Environment Scientific Co. Ltd.	18,000	10,759
	Taiwan Fertilizer Co. Ltd.	80,000	117,540
	Taiwan Fire & Marine Insurance Co. Ltd.	51,800	80,634
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	54,750
*	Taiwan Glass Industry Corp.	159,000	240,297
	Taiwan High Speed Rail Corp.	260,000	225,634
#	Taiwan Hon Chuan Enterprise Co. Ltd.	75,645	287,296
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	61,181	68,549
††	Taiwan Land Development Corp.	134,000	2,140
*	Taiwan Mask Corp.	46,000	56,961
	Taiwan Mobile Co. Ltd.	140,000	469,425
	Taiwan Sakura Corp.	29,000	76,641
	Taiwan Sanyo Electric Co. Ltd.	25,000	27,283
	Taiwan Secom Co. Ltd.	79,000	267,334
	Taiwan Semiconductor Co. Ltd.	48,000	96,493
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,246,000	68,898,695
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	83,218	27,508,542
	Taiwan Shin Kong Security Co. Ltd.	76,500	99,091
*	Taiwan Styrene Monomer	164,000	46,357
	Taiwan Surface Mounting Technology Corp.	67,000	195,445
	Taiwan Taxi Co. Ltd.	6,615	26,381
#	Taiwan Union Technology Corp.	63,000	996,447
	Tatung Co. Ltd.	333,450	408,993
*	TBI Motion Technology Co. Ltd.	11,000	16,649

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TCI Co. Ltd.	25,877	$125,306
	Te Chang Construction Co. Ltd.	12,000	25,715
	Teco Electric & Machinery Co. Ltd.	304,000	775,398
	Tehmag Foods Corp.	6,400	56,872
	Test Research, Inc.	36,000	204,406
	Test Rite International Co. Ltd.	53,000	34,114
*	Thermaltake Technology Co. Ltd.	15,000	14,889
	Thye Ming Industrial Co. Ltd.	25,819	57,828
	Tofu Restaurant Co. Ltd.	1,120	7,352
	Ton Yi Industrial Corp.	297,000	168,350
	Tong Hsing Electronic Industries Ltd.	51,857	229,685
	Tong Yang Industry Co. Ltd.	61,000	211,417
	Tong-Tai Machine & Tool Co. Ltd.	60,000	63,405
	Top Union Electronics Corp.	22,759	21,117
	Topco Scientific Co. Ltd.	55,040	558,806
	Topco Technologies Corp.	18,000	35,566
	Topkey Corp.	14,000	70,360
	Topoint Technology Co. Ltd.	35,554	227,702
	TPK Holding Co. Ltd.	89,000	109,251
	Trade-Van Information Services Co.	16,000	48,326
	Transcend Information, Inc.	55,000	457,891
	Transcom, Inc.	15,224	66,050
	Trusval Technology Co. Ltd.	2,100	16,143
	TS Financial Holding Co. Ltd (2887 TT)	3,728,281	2,679,574
*	TS Financial Holding Co. Ltd (28871 TT)	533,460	157,812
	Tsann Kuen Enterprise Co. Ltd.	13,331	9,590
	TSC Auto ID Technology Co. Ltd.	9,128	56,125
	TSRC Corp.	104,000	50,208
	Ttet Union Corp.	6,000	27,827
	TTFB Co. Ltd.	3,662	20,177
	TTY Biopharm Co. Ltd.	42,000	113,674
*	Tul Corp.	12,000	23,004
	Tung Ho Steel Enterprise Corp.	114,270	251,460
	Tung Thih Electronic Co. Ltd.	10,296	18,448
		Shares	Value»
TAIWAN — (Continued)
	TURVO International Co. Ltd.	9,000	$82,045
	TYC Brother Industrial Co. Ltd.	39,000	61,063
*	Tycoons Group Enterprise	72,388	20,971
#	TZE Shin International Co. Ltd.	29,000	13,868
	Ubright Optronics Corp.	10,000	17,778
	UDE Corp.	21,000	72,297
	Ultra Chip, Inc.	15,000	22,607
	U-MEDIA Communications, Inc.	13,000	22,048
	Unic Technology Corp.	41,000	38,122
	Unictron Technologies Corp.	5,000	8,841
#	Union Bank of Taiwan	379,358	224,827
	Union Insurance Co. Ltd.	25,000	22,753
#	Uni-President Enterprises Corp.	1,076,000	2,447,924
	Unitech Computer Co. Ltd.	29,000	37,567
	United Alloy-Tech Co.	11,000	20,823
	United Integrated Services Co. Ltd.	71,000	2,024,648
	United Orthopedic Corp.	15,000	50,944
	United Radiant Technology	28,000	21,850
*	United Renewable Energy Co. Ltd.	377,571	133,785
	Univacco Technology, Inc.	15,000	21,656
	Universal Cement Corp.	114,220	107,175
	Universal Microwave Technology, Inc.	3,000	103,742
	Universal Vision Biotechnology Co. Ltd.	23,257	105,647
#	UPC Technology Corp.	327,169	115,694
	Userjoy Technology Co. Ltd.	14,855	35,227
	USI Corp.	232,320	88,862
	Utechzone Co. Ltd.	15,000	50,470
	UVAT Technology Co. Ltd.	8,000	16,753
	Value Valves Co. Ltd.	5,383	14,004
	Ve Wong Corp.	23,000	28,778
	Ventec International Group Co. Ltd.	18,000	51,073
#	Via Technologies, Inc.	25,000	40,925
	Viking Tech Corp.	14,000	25,290

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Visco Vision, Inc.	8,000	$43,203
	VisEra Technologies Co. Ltd.	21,000	187,615
	Visual Photonics Epitaxy Co. Ltd.	30,000	158,688
	Vivotek, Inc.	8,000	25,175
	Vizionfocus, Inc.	6,000	33,376
	Voltronic Power Technology Corp.	19,915	534,916
	Waffer Technology Corp.	19,276	34,857
	Wah Hong Industrial Corp.	13,000	17,104
	Wah Lee Industrial Corp.	66,780	261,673
#	Walsin Lihwa Corp.	621,871	851,100
	Walsin Technology Corp.	44,000	188,827
*	WEI Chih Steel Industrial Co. Ltd.	27,000	17,168
#	Weikeng Industrial Co. Ltd.	169,945	165,591
	Well Shin Technology Co. Ltd.	16,000	25,942
	Welldone Co.	13,000	20,201
	WELLELL, Inc.	17,000	12,429
	Wholetech System Hitech Ltd.	18,000	74,839
*	Winbond Electronics Corp.	347,162	1,372,797
	Winmate, Inc.	7,000	32,085
	WinWay Technology Co. Ltd.	3,000	368,790
	Wisdom Marine Lines Co. Ltd.	123,102	275,509
	Wiselink Co. Ltd.	9,000	56,152
#	Wistron Corp.	463,436	1,896,564
	WITS Corp.	10,659	41,121
	Wiwynn Corp.	17,000	1,905,566
	WNC Corp.	96,372	562,025
	Wonderful Hi-Tech Co. Ltd.	17,954	26,916
	Wowprime Corp.	13,194	89,095
	WPG Holdings Ltd.	610,400	1,241,434
#	WT Microelectronics Co. Ltd.	186,432	920,399
	XAC Automation Corp.	24,000	19,232
	Xxentria Technology Materials Corp.	29,975	36,263
	Ya Horng Electronic Co. Ltd.	8,000	13,882
	Yageo Corp.	215,840	1,884,365
	Yang Ming Marine Transport Corp.	16,000	27,147
	Yankey Engineering Co. Ltd.	13,257	248,490
		Shares	Value»
TAIWAN — (Continued)
	YCC Parts Manufacturing Co. Ltd.	13,000	$17,562
	Yea Shin International Development Co. Ltd.	90,217	70,546
	Yen Sun Technology Corp.	9,000	14,429
*	Yeong Guan Energy Technology Group Co. Ltd.	10,216	5,520
	YFC-Boneagle Electric Co. Ltd.	30,236	27,070
	YFY, Inc.	209,000	166,010
	Yi Jinn Industrial Co. Ltd.	65,100	31,524
*	Yieh Phui Enterprise Co. Ltd.	440,479	217,537
	Yonyu Plastics Co. Ltd.	23,000	13,698
	Young Fast Optoelectronics Co. Ltd.	17,000	34,478
	Youngtek Electronics Corp.	28,000	63,329
	Yuanta Financial Holding Co. Ltd.	1,402,166	1,910,074
	Yuanta Futures Co. Ltd.	5,413	16,156
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	14,632
#	Yulon Motor Co. Ltd.	239,990	235,995
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	48,372
	Yungshin Construction & Development Co. Ltd.	31,000	58,442
	YungShin Global Holding Corp.	46,000	81,365
	Yusin Holding Corp.	4,428	9,661
	Zeng Hsing Industrial Co. Ltd.	9,669	29,421
	Zenitron Corp.	64,000	92,817
	Zero One Technology Co. Ltd.	30,633	108,009
	Zhen Ding Technology Holding Ltd.	117,800	725,956
	ZillTek Technology Corp.	6,000	34,941
*	Zinwell Corp.	72,000	93,476
	Zippy Technology Corp.	30,000	47,888

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zyxel Group Corp.	97,909	$112,570
TOTAL TAIWAN			273,791,131
THAILAND — (0.9%)
	AAPICO Hitech PCL (AH/F TB)	33,100	13,668
	AAPICO Hitech PCL (AH-R TB), NVDR	34,100	14,081
	Advanced Information Technology PCL, Class F	258,500	40,888
	AEON Thana Sinsap Thailand PCL	24,600	75,427
	Airports of Thailand PCL	134,300	214,397
	Amata Corp. PCL	111,300	55,297
#	AP Thailand PCL	916,500	263,454
	Asia Plus Group Holdings PCL	545,200	36,422
	Asian Insulators PCL	77,325	7,366
	Asian Sea Corp. PCL	134,700	31,922
	Bangkok Bank PCL (BBLF TB)	67,400	338,112
#	Bangkok Chain Hospital PCL	191,800	61,510
#	Bangkok Commercial Asset Management PCL	361,100	91,684
	Bangkok Dusit Medical Services PCL, Class F	880,000	561,207
	Bangkok Expressway & Metro PCL	607,500	101,351
	Bangkok Land PCL	2,786,800	39,847
	Bangkok Life Assurance PCL, NVDR	50,800	34,381
	BCPG PCL	317,700	71,591
#	BEC World PCL	319,801	18,698
	BKI Holdings PCL	7,000	66,987
	Brooker Group PCL	1,127,200	7,513
*	BTS Group Holdings PCL	1,010,500	69,808
	Bumrungrad Hospital PCL	71,400	379,878
#	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	205,371
	Central Retail Corp. PCL	129,450	80,777
	CH Karnchang PCL	232,000	92,143
#	Chularat Hospital PCL	1,203,400	60,002
	Com7 PCL	281,500	195,578
	Cotto F	248,200	1,499
	CP ALL PCL	313,200	431,793
#	CP Axtra PCL	109,563	51,419
		Shares	Value»
THAILAND — (Continued)
	Delta Electronics Thailand PCL	296,600	$1,919,058
	Dhipaya Group Holdings PCL	130,400	83,631
	Diamond Building Products PCL	101,400	16,255
	Dohome PCL	11,714	1,311
	Don Muang Tollway PCL	34,300	11,552
	Eastern Polymer Group PCL	222,600	22,835
	Eastern Water Resources Development & Management PCL, Class F	200,000	12,200
#*	Energy Absolute PCL	1,090,600	95,012
	Erawan Group PCL	315,400	25,399
	Exotic Food PCL	52,700	23,581
*	Forth Corp. PCL	77,600	14,293
	Fortune Parts Industry PCL	205,700	11,876
	Frasers Property Thailand PCL	144,800	27,752
#	Gunkul Engineering PCL	1,265,500	73,085
	Haad Thip PCL	64,600	30,972
#	Hana Microelectronics PCL	173,600	96,130
	Heng Leasing & Capital PCL	507,200	15,179
	Home Product Center PCL	807,600	181,673
	Ichitan Group PCL	152,500	67,392
	Index Livingmall PCL	55,400	23,392
#	Indorama Ventures PCL	77,100	49,929
	Interlink Communication PCL	112,600	16,931
#	IRPC PCL	2,669,900	98,518
	IT City PCL	44,800	4,688
#*	Jasmine Technology Solution PCL	22,300	37,928
	Jaymart Group Holdings PCL	127,700	29,369
#	JMT Network Services PCL	128,200	34,507
	Kang Yong Electric PCL	1,200	11,141
	Karmarts PCL	261,916	73,559
	Kasikornbank PCL (KBANKF TB)	23,300	139,159
	KCE Electronics PCL	79,000	47,121
	Kiatnakin Phatra Bank PCL	35,800	81,882
	Krung Thai Bank PCL	170,100	152,637

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Krungthai Card PCL	169,100	$153,774
	Ladprao General Hospital PCL, Class F	40,000	4,707
	Lalin Property PCL	148,400	22,241
	Land & Houses PCL (LHF TB)	1,656,000	205,137
	LH Financial Group PCL	1,964,400	61,122
	Loxley PCL	724,500	28,893
	LPN Development PCL	282,400	14,105
	Major Cineplex Group PCL	152,100	31,907
	MBK PCL	193,335	110,665
	MC Group PCL	106,000	39,023
	Mega Lifesciences PCL	135,000	154,713
	Minor International PCL	263,800	191,250
#	MK Restaurants Group PCL	38,600	23,108
*	Mono Next PCL	387,700	14,020
	Namyong Terminal PCL	215,400	21,617
	Netbay PCL	24,000	16,560
	Northeast Rubber PCL	216,700	32,897
	Polyplex Thailand PCL	117,900	30,360
	Praram 9 Hospital PCL	55,400	33,407
	Precious Shipping PCL	204,400	41,312
	Premier Marketing PCL	111,900	42,655
	Prima Marine PCL	118,400	26,893
*	Property Perfect PCL	3,068,310	4,828
	Pruksa Holding PCL	260,300	29,760
*	PSG Corp. PCL	205,651	15,032
	PTG Energy PCL	345,100	82,758
	PTT Global Chemical PCL	111,600	87,562
	PTT Oil & Retail Business PCL	266,000	114,560
	Quality Houses PCL	2,306,100	94,617
	Rajthanee Hospital PCL	31,400	12,775
	Ratchaphruek Hospital PCL	60,100	9,362
	Ratchthani Leasing PCL	669,390	35,352
	S Hotels & Resorts PCL	347,400	18,401
	Saha-Union PCL	41,400	35,801
	Samart Corp. PCL	156,200	29,193
#	Sansiri PCL	4,900,000	213,588
	Sappe PCL	18,300	19,180
	SC Asset Corp. PCL	553,900	30,089
	SCG Packaging PCL	70,900	44,834
		Shares	Value»
THAILAND — (Continued)
	Siam Wellness Group PCL	78,100	$7,425
	Siamgas & Petrochemicals PCL	263,500	61,104
	Sikarin PCL, Class F	132,000	30,436
*	Singer Thailand PCL	155,600	23,494
#	Singha Estate PCL	706,700	10,777
	SISB PCL	21,300	7,022
	Somboon Advance Technology PCL	40,500	19,041
	SPCG PCL	165,600	50,495
	Sri Trang Agro-Industry PCL	168,700	68,670
	Srinanaporn Marketing PCL	61,800	14,080
	Srisawad Corp. PCL	104,343	82,390
	Srithai Superware PCL	359,200	11,875
	Srivichai Vejvivat PCL	64,300	16,728
	Star Petroleum Refining PCL	474,800	102,176
*	Stecon Group PCL	267,400	67,274
*	STP & I PCL	248,700	36,133
	Supalai PCL	325,800	188,291
*	Super Energy Corp. PCL	6,177,300	21,347
	Susco PCL	321,100	22,437
	SVI PCL	98,100	22,955
	Syntec Construction PCL	213,300	11,012
	TAC Consumer PCL	87,200	15,090
#	Taokaenoi Food & Marketing PCL, Class F	110,400	14,278
	Thai Coconut PCL	54,400	9,368
#	Thai Life Insurance PCL	48,700	18,368
	Thai Nakarin Hospital PCL	18,000	18,135
	Thai Oil PCL	300,865	409,196
	Thai President Foods PCL	7,500	45,007
	Thai Stanley Electric PCL (STANLY/F TB), Class F	4,600	27,845
	Thai Union Group PCL	459,500	172,181
	Thai Vegetable Oil PCL	29,410	21,857
	Thai Wah PCL	70,400	6,483
#*	Thaicom PCL	155,500	45,330
	Thaitheparos PCL	13,400	17,038
	Thanachart Capital PCL	61,800	115,832
*	Thonburi Healthcare Group PCL	5,460	1,490

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Tipco Asphalt PCL (TASCO/F TB)	156,536	$70,123
	TIPCO Foods PCL	79,100	19,425
	TKS Technologies PCL	86,680	17,051
#	TMBThanachart Bank PCL	1,694,940	108,656
	TOA Paint Thailand PCL	169,100	77,968
	TTW PCL	174,740	51,067
	Union Auction PCL	46,200	7,638
	Unique Engineering & Construction PCL	257,300	22,899
	United Paper PCL	55,100	13,213
	Vanachai Group PCL	99,600	5,367
	VGI PCL	2,148,080	58,627
	WHA Corp. PCL	1,434,100	158,032
*	Xspring Capital PCL	1,587,200	23,195
TOTAL THAILAND			11,867,997
TURKEY — (0.7%)
*	Adese Gayrimenkul Yatirim AS	1,611,515	48,927
	Agesa Hayat ve Emeklilik AS	9,841	56,939
	Akbank TAS	296,476	634,180
*	Aksigorta AS	147,479	28,026
	Albaraka Turk Katilim Bankasi AS	145,198	30,910
*	Alkim Alkali Kimya AS	77,919	34,773
	Anadolu Anonim Turk Sigorta Sirketi	319,200	209,874
	Anadolu Efes Biracilik Ve Malt Sanayii AS	280,710	124,202
	Anadolu Hayat Emeklilik AS	16,478	46,837
#*	Arcelik AS	11,491	30,197
	ARD Grup Bilisim Teknolojileri AS	25,944	28,142
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	571,338
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	21,293	78,183
*	Aydem Yenilenebilir Enerji AS	56,344	32,426
	Aygaz AS	16,157	89,143
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	62,255	20,522
	BIM Birlesik Magazalar AS	31,961	487,747
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	86,894
		Shares	Value»
TURKEY — (Continued)
	Borusan Yatirim ve Pazarlama AS	701	$37,204
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	10,822
	Celebi Hava Servisi AS	558	23,390
	Coca-Cola Icecek AS	82,181	136,227
	Dogus Otomotiv Servis ve Ticaret AS	43,112	227,652
	EGE Endustri VE Ticaret AS	112	19,080
Ω	Enerjisa Enerji AS	30,234	72,839
	Enka Insaat ve Sanayi AS	38,495	86,495
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,046	9,835
	Escar Turizm Tasimacilik Ticaret AS	23,987	15,473
	Ford Otomotiv Sanayi AS	46,053	120,375
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	16,593	46,078
*	GSD Holding AS	354,746	41,223
#*	Gubre Fabrikalari TAS	5,801	64,219
*	Hitit Bilgisayar Hizmetleri AS	13,959	14,577
*	Ihlas Holding AS	242,643	12,819
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	250,581	50,101
*	Info Yatirim AS	48,126	4,819
*	Is Finansal Kiralama AS	88,983	43,992
	Is Yatirim Menkul Degerler AS	180,616	199,649
	Jantsa Jant Sanayi Ve Ticaret AS	35,252	16,001
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	579,328	39,253
*	Kervan Gida Sanayi Ve Ticaret AS	203,913	15,081
	Kiler Holding AS	21,004	285,047
	Kocaer Celik Sanayi Ve Ticaret AS	80,488	21,448
	LDR Turizm AS	64,812	107,146
	Logo Yazilim Sanayi Ve Ticaret AS	21,494	81,827

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	21,222	$8,663
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	129,079	143,700
#*	MIA Teknoloji AS	41,307	35,373
	Migros Ticaret AS	5,530	80,998
*Ω	MLP Saglik Hizmetleri AS	20,015	216,899
*	NET Holding AS	18,659	20,621
*	Orge Enerji Elektrik Taahhut AS	8,955	14,790
*	Otokar Otomotiv Ve Savunma Sanayi AS	3,418	33,986
*	Oyak Yatirim Menkul Degerler AS	14,467	15,694
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	8,244	7,563
*	Peker Gayrimenkul Yatirim Ortakligi AS	144,073	33,187
	Penta Teknoloji Urunleri Dagitim Ticaret AS	22,558	7,293
#*	Petkim Petrokimya Holding AS	158,133	67,124
*	Politeknik Metal Sanayi ve Ticaret AS	17	2,465
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,191	78,210
*	Sasa Polyester Sanayi AS	436,283	25,596
	Sekerbank Turk AS	266,815	56,069
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	45,114	83,430
*	Sok Marketler Ticaret AS	49,406	73,816
*	TAV Havalimanlari Holding AS	26,955	215,847
	Tekfen Holding AS	6,534	11,534
#	Tofas Turk Otomobil Fabrikasi AS	12,565	94,484
*	Trust Anadolu Metal Madencilik Isletmeleri AS	14,392	47,280
*	Tukas Gida Sanayi ve Ticaret AS	548,496	36,632
*	Tumosan Motor ve Traktor Sanayi AS	7,242	18,817
#*	Turk Altin Isletmeleri AS	66,468	82,970
		Shares	Value»
TURKEY — (Continued)
	Turk Traktor ve Ziraat Makineleri AS	6,206	$84,451
	Turkcell Iletisim Hizmetleri AS	153,339	413,264
#	Turkiye Garanti Bankasi AS	88,092	326,970
	Turkiye Is Bankasi AS, Class C	763,155	293,371
	Turkiye Petrol Rafinerileri AS	87,345	492,196
	Turkiye Sigorta AS	259,056	72,545
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	207,819
*	Turkiye Vakiflar Bankasi TAO, Class D	539,369	455,012
	Ulker Biskuvi Sanayi AS	40,157	125,294
*	Usak Seramik Sanayii AS	280,035	18,484
*	Vakif Finansal Kiralama AS	814,877	38,865
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	17,613
#*	Vestel Elektronik Sanayi ve Ticaret AS	21,425	15,472
*	Yapi ve Kredi Bankasi AS	431,515	407,562
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	25,977
*	YEO Teknoloji Enerji VE Endustri AS	24,908	24,890
*	Zorlu Enerji Elektrik Uretim AS	191,669	14,577
TOTAL TURKEY			8,989,335
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	338,566	1,404,337
	Abu Dhabi Islamic Bank PJSC	256,717	1,702,584
	Abu Dhabi National Oil Co. for Distribution PJSC	828,189	924,621
*	Abu Dhabi Ports Co. PJSC	161,821	227,533
	Abu Dhabi Ship Building Co. PJSC	25,197	55,605
	ADNOC Drilling Co. PJSC	489,986	711,364
	Agility Global PLC	757,917	278,635
	Agthia Group PJSC	84,403	85,078
	Ajman Bank PJSC	223,593	90,105

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	AL Seer Marine Supplies & Equipment Co. LLC	42,858	$28,724
	Aldar Properties PJSC	145,167	379,497
	Alpha Dhabi Holding PJSC	60,790	147,773
	Amanat Holdings PJSC	179,192	62,925
*	Amlak Finance PJSC	281,015	135,436
*	Bank of Sharjah	153,119	52,922
	Burjeel Holdings PLC	203,403	69,806
	Deyaar Development PJSC	434,668	120,828
	Dubai Financial Market PJSC	325,880	147,183
	Dubai Investments PJSC	430,521	469,211
	Dubai Islamic Bank PJSC	843,032	2,217,829
	Emaar Development PJSC	227,825	1,067,814
	Emaar Properties PJSC	434,020	1,775,443
	Emirates Driving Co.	73,716	65,032
	Emirates Integrated Telecommunications Co. PJSC	279,489	784,664
	Emirates NBD Bank PJSC	354,130	2,999,198
*	Emirates Reem Investments PJSC	13,190	9,315
	First Abu Dhabi Bank PJSC	328,767	1,665,776
*	Ghitha Holding PJSC	6,712	30,799
*	Gulf Pharmaceutical Industries PSC	97,181	30,716
*	International Holding Co. PJSC	5,838	635,054
*	Manazel PJSC	301,353	24,884
*	Modon Holding PSC	529,941	488,163
*	National Corp. for Tourism & Hotels	8,298	3,731
	NMDC Group PJSC	7,021	39,320
	Palms Sports PrJSC	10,321	23,256
	Parkin Co. PJSC	57,070	96,093
*	Presight AI Holding PLC	104,572	96,129
*	RAK Properties PJSC	340,523	120,610
	Ras Al Khaimah Ceramics PJSC	101,309	70,088
	Salik Co. PJSC	501,572	871,639
	Sharjah Islamic Bank	140,689	136,761
*	Shuaa Capital PSC	329,812	20,958
	Taaleem Holdings PJSC	5,617	6,408
*	Two Point Zero Group PJSC	1,201,780	738,566
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Union Properties PJSC	564,802	$133,869
TOTAL UNITED ARAB EMIRATES			21,246,282
TOTAL COMMON STOCKS			1,252,051,329
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
	Alpargatas SA, 13.231%	26,757	73,060
	Axia Energia Class B, 7.132%	13,100	143,900
*	Axia Energia Class C	15,730	157,816
	Banco ABC Brasil SA, 9.667%	40,892	208,394
Ω	Banco BMG SA, 10.786%	30,607	29,137
	Banco Bradesco SA, 6.739%	363,531	1,472,015
	Banco do Estado do Rio Grande do Sul SA, 8.900%	67,233	230,083
	Banco Pine SA, 5.174%	14,255	36,215
	Centrais Eletricas de Santa Catarina SA, 6.947%	3,500	93,101
	Cia de Ferro Ligas da Bahia FERBASA, 8.707%	26,800	42,674
	Cia De Sanena Do Parana, 4.533%	115,531	193,402
	Cia Energetica de Minas Gerais, 14.378%	516,519	1,126,719
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,205	108,075
	Energisa SA, 4.001%	248	451
	Eucatex SA Industria e Comercio, 5.357%	23,800	94,969
	Gerdau SA, 2.765%	60,179	256,370
	Isa Energia Brasil SA, 9.871%	59,200	313,394
	Itau Unibanco Holding SA, 9.784%	454,835	3,932,345
*	Localiza Rent a Car SA	4,097	36,324
	Marcopolo SA, 17.759%	248,891	305,039
*	Raizen SA	430,247	84,206
	Randoncorp SA, 0.726%	56,600	69,261

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Schulz SA, 11.852%	35,856	$36,382
	Track & Field Co. SA, 1.832%	15,700	46,538
	Unipar Carbocloro SA, 19.844%	5,199	62,108
TOTAL BRAZIL			9,151,978
CHILE — (0.1%)
	Embotelladora Andina SA, 1.318%	41,683	218,958
*	Sociedad Quimica y Minera de Chile SA Class B	4,213	324,389
TOTAL CHILE			543,347
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA, 2.879%	25,051	353,042
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	208,948	22,715
TOTAL PREFERRED STOCKS			10,071,082
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 03/02/2026	2,525	384
HONG KONG — (0.0%)
*	Jutal Offshore Oil Services Ltd. Rights 02/26/2026	39,333	1,812
		Shares	Value»

MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	156,976	$3,186
*	REDtone Digital Bhd. Warrants 12/20/2030	24,200	552
TOTAL MALAYSIA			3,738
SOUTH KOREA — (0.0%)
*	Chinyang Holdings Corp. Rights 03/05/2026	1,107	531
TAIWAN — (0.0%)
*	Speed Tech Corp. Rights 01/15/2026	2,018	224
TOTAL RIGHTS/WARRANTS			6,689
TOTAL INVESTMENT SECURITIES (Cost $769,822,585)			1,262,129,100

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	1,694,570	19,601,096
TOTAL INVESTMENTS — (100.0%)
(Cost $789,423,671)^^			$1,281,730,196
As of January 31, 2026, the value of Rule 144A securities amounted to $61,413,823 or 4.8% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$43,425,550	$15,557	—	$43,441,107
Chile	2,091,434	6,665,998	—	8,757,432
China	22,636,654	338,317,957	$27,724	360,982,335
Colombia	2,028,349	—	—	2,028,349
Czech Republic	—	865,952	—	865,952
Egypt	—	267,908	—	267,908
Greece	—	6,641,379	—	6,641,379

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	—	$12,873	—	$12,873
Hungary	—	4,016,991	—	4,016,991
India	$10,041,980	160,825,957	—	170,867,937
Indonesia	—	4,413,889	$15,111	4,429,000
Kuwait	—	7,875,774	8,492	7,884,266
Malaysia	—	12,018,159	26	12,018,185
Mexico	25,805,490	130,446	—	25,935,936
Peru	1,975,047	—	—	1,975,047
Philippines	—	3,407,646	—	3,407,646
Poland	—	16,363,477	—	16,363,477
Qatar	—	8,064,997	—	8,064,997
Saudi Arabia	27,364	31,228,151	—	31,255,515
South Africa	6,443,630	28,705,526	—	35,149,156
South Korea	12,409,086	179,305,527	76,483	191,791,096
Taiwan	27,591,760	246,197,231	2,140	273,791,131
Thailand	15,032	11,852,965	—	11,867,997
Turkey	—	8,989,335	—	8,989,335
United Arab Emirates	—	21,246,282	—	21,246,282
Preferred Stocks
Brazil	9,151,978	—	—	9,151,978
Chile	—	543,347	—	543,347
Colombia	353,042	—	—	353,042
India	—	22,715	—	22,715
Rights/Warrants
Brazil	—	384	—	384
Hong Kong	—	1,812	—	1,812
Malaysia	—	3,738	—	3,738
South Korea	—	531	—	531
Taiwan	—	224	—	224
Securities Lending Collateral	—	19,601,096	—	19,601,096
Total Investments in Securities	$163,996,396	$1,117,603,824	$129,976˂˃	$1,281,730,196

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
BRAZIL — (3.0%)
	Anima Holding SA	52,600	$52,273
	Azzas 2154 SA	2,366	12,022
	Banco ABC Brasil SA	1,121	5,713
	Banco BTG Pactual SA	7,955	90,618
	Bemobi Mobile Tech SA	10,600	49,931
*	Blau Farmaceutica SA	6,370	12,310
	C&A Modas SA	43,100	97,702
*	Cia Brasileira de Aluminio	48,891	94,572
*	Cia Brasileira de Distribuicao	66,272	48,356
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	112,253	214,790
	Cogna Educacao SA	239,241	206,840
*	Cosan SA	81,170	90,999
	Cruzeiro do Sul Educacional SA	55,600	76,067
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,448	297,980
Ω	Desktop SA	20,083	56,859
	Dexco SA	79,369	86,416
	Dimed SA Distribuidora da Medicamentos	27,900	70,138
	Embraer SA	44,797	825,247
	Embraer SA (ERJ US), Sponsored ADR	5,599	411,302
	Empreendimentos Pague Menos SA PGMN3 BZ	74,640	93,038
*	Empreendimentos Pague Menos SA PGMN9 BZ	2,967	3,698
	Fleury SA	14,798	46,733
#	Gerdau SA, Sponsored ADR	187,063	798,759
	Grendene SA	48,331	45,551
	Grupo Mateus SA	48,100	43,962
	Grupo SBF SA	22,200	60,744
	Guararapes Confeccoes SA	20,980	39,147
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	7,100	16,648
	Iochpe Maxion SA	29,100	60,934
	Irani Papel e Embalagem SA	15,523	26,812
		Shares	Value»
BRAZIL — (Continued)
*	IRB-Brasil Resseguros SA	12,326	$135,487
	JHSF Participacoes SA	78,158	141,829
	JSL SA	22,100	31,285
	Lavvi Empreendimentos Imobiliarios SA	16,300	55,410
	Localiza Rent a Car SA	80,447	739,695
	Lojas Renner SA	112,922	320,351
Ω	LWSA SA	19,227	17,865
	Magazine Luiza SA	55,860	103,913
	Marcopolo SA	10,200	11,629
	MBRF Global Foods Co. SA	69,554	246,748
	Melnick Even Desenvolvimento Imobiliario SA	15,800	11,979
	Mills Locacao Servicos e Logistica SA	9,000	26,507
	Motiva Infraestrutura de Mobilidade SA	10,700	34,076
	Moura Dubeux Engenharia SA	19,287	104,740
	Movida Participacoes SA	36,135	85,484
*	MRV Engenharia e Participacoes SA	44,400	68,084
*	Natura Cosmeticos SA	95,800	159,644
*	Oceanpact Servicos Maritimos SA	18,400	32,935
	Petroreconcavo SA	28,600	61,409
	Porto Seguro SA	35,644	340,270
*	PRIO SA	120,597	1,168,446
	Profarma Distribuidora de Produtos Farmaceuticos SA	7,100	12,385
	Sao Martinho SA	34,578	100,329
Ω	Ser Educacional SA	36,600	86,932
	Simpar SA	75,244	95,650
	SLC Agricola SA	29,576	90,199
	TIM SA	8,050	37,506
	Tres Tentos Agroindustrial SA	9,019	28,517
	Trisul SA	18,774	25,292
	Ultrapar Participacoes SA (UGPA3 BZ)	80,270	387,108
	Unifique Telecomunicacoes SA	19,478	19,727

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	$54,912
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	64,202	48,675
	Vibra Energia SA	160,214	875,541
	YDUQS Participacoes SA	53,500	149,132
TOTAL BRAZIL			9,945,852
CHILE — (0.3%)
	Banco Itau Chile SA	5,784	157,438
*	CAP SA	10,826	102,215
	Empresa Nacional de Telecomunicaciones SA	27,500	147,636
	Empresas CMPC SA	142,426	213,525
	Inversiones Aguas Metropolitanas SA	6,861	8,707
	Ripley Corp. SA	203,862	102,490
	Salfacorp SA	72,948	120,127
	Sociedad Matriz SAAM SA	195,719	30,884
	SONDA SA	85,422	32,748
	Vina Concha y Toro SA	18,300	20,859
TOTAL CHILE			936,629
CHINA — (30.8%)
	361 Degrees International Ltd.	178,000	131,007
Ω	3SBio, Inc.	340,000	1,013,815
	5I5J Holding Group Co. Ltd., Class A	18,200	8,745
	AAC Technologies Holdings, Inc.	96,500	458,089
	Advanced Technology & Materials Co. Ltd., Class A	28,900	98,760
*	Agora, Inc., ADR	9,041	37,701
Ω	AK Medical Holdings Ltd.	22,000	16,431
	Allmed Medical Products Co. Ltd., Class A	10,200	16,945
	Aluminum Corp. of China Ltd., Class H	492,000	859,067
	Anhui Conch Cement Co. Ltd., Class H	231,000	732,574
		Shares	Value»
CHINA — (Continued)
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	$25,584
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	20,311
	Anhui Heli Co. Ltd., Class A	8,200	25,721
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	22,700	22,606
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	6,500	21,173
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	21,759
	Anhui Jinhe Industrial Co. Ltd., Class A	8,800	30,071
	Anhui Kouzi Distillery Co. Ltd., Class A	5,300	22,421
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	16,700	20,054
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	28,093
	Anhui Xinhua Media Co. Ltd., Class A	22,500	22,366
	Anhui Yingliu Electromechanical Co. Ltd., Class A	6,600	48,914
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	65,528
	Anjoy Foods Group Co. Ltd., Class A	2,300	29,537
	Anton Oilfield Services Group	374,000	56,989
	Aoshikang Technology Co. Ltd., Class A	6,000	34,021
	Aotecar New Energy Technology Group Co. Ltd., Class A	60,800	28,067
	APT Satellite Holdings Ltd.	118,000	63,436
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	8,400	67,761
#Ω	AsiaInfo Technologies Ltd.	52,400	57,447

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Autobio Diagnostics Co. Ltd., Class A	4,700	$24,802
	AviChina Industry & Technology Co. Ltd., Class H	401,000	212,705
*	BAIC Foton Motor Co. Ltd., Class A	67,500	28,648
*Ω	BAIC Motor Corp. Ltd., Class H	384,000	90,882
*	Baidu, Inc. (9888 HK), Class A	316,050	6,057,904
#*	Baidu, Inc. (BIDU US), Sponsored ADR	783	119,940
	Bank of Chongqing Co. Ltd., Class H	69,500	69,924
Ω	Bank of Qingdao Co. Ltd., Class H	238,000	128,287
	Bank of Xi'an Co. Ltd., Class A	90,300	48,738
	Baoji Titanium Industry Co. Ltd., Class A	5,800	31,807
*	Baozun, Inc. (BZUN US), Sponsored ADR	100	268
	BBMG Jidong Cement Group Co. Ltd., Class A	31,600	22,683
	Befar Group Co. Ltd., Class A	33,500	26,896
	Beibuwan Port Co. Ltd., Class A	36,100	50,778
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	85,900	38,079
*	Beijing Capital International Airport Co. Ltd., Class H	228,000	77,527
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	10,250	18,683
	Beijing Dabeinong Technology Group Co. Ltd., Class A	38,400	25,326
	Beijing Easpring Material Technology Co. Ltd., Class A	10,200	84,083
	Beijing Energy International Holding Co. Ltd.	162,400	24,501
	Beijing Enterprises Holdings Ltd.	92,500	419,022
	Beijing Enterprises Water Group Ltd.	326,000	112,229
		Shares	Value»
CHINA — (Continued)
	Beijing Gehua CATV Network Co. Ltd., Class A	36,200	$42,595
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	30,700	44,809
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	31,862
	Beijing Haohua Energy Resource Co. Ltd., Class A	22,200	25,594
	Beijing Jetsen Technology Co. Ltd., Class A	31,300	27,275
*	Beijing Jingyuntong Technology Co. Ltd., Class A	32,300	17,842
	Beijing Sanyuan Foods Co. Ltd., Class A	20,500	16,088
	Beijing Shunxin Agriculture Co. Ltd., Class A	8,900	19,022
	Beijing Sinnet Technology Co. Ltd., Class A	19,700	43,396
	Beijing SL Pharmaceutical Co. Ltd., Class A	23,600	26,053
	Beijing Strong Biotechnologies, Inc., Class A	11,400	21,693
	Beijing Wandong Medical Technology Co. Ltd., Class A	11,200	25,685
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	51,372
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	32,718
	Best Pacific International Holdings Ltd.	70,000	28,887
*	BGI Genomics Co. Ltd., Class A	4,300	31,300
	Biem.L.Fdlkk Garment Co. Ltd., Class A	10,000	21,703
Ω	BOC Aviation Ltd.	34,900	361,552
*	BOE HC SemiTek Corp.	17,900	21,461
#	BOE Varitronix Ltd.	38,000	23,614
*	Bohai Leasing Co. Ltd., Class A	89,400	57,213

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Boyaa Interactive International Ltd.	23,000	$9,746
	Bright Dairy & Food Co. Ltd., Class A	19,900	22,839
	Brilliance China Automotive Holdings Ltd.	424,000	219,226
	Bros Eastern Co. Ltd., Class A	15,400	15,720
*	B-Soft Co. Ltd., Class A	45,500	35,492
	BTG Hotels Group Co. Ltd., Class A	12,900	31,933
#	BYD Electronic International Co. Ltd.	82,000	350,124
	By-health Co. Ltd., Class A	12,000	21,040
*	C C Land Holdings Ltd.	164,000	25,190
	C&D International Investment Group Ltd.	56,756	116,912
	C&S Paper Co. Ltd., Class A	19,400	22,761
*Ω	CALB Group Co. Ltd., Class H	25,400	80,101
	Camel Group Co. Ltd., Class A	13,000	17,750
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	50,000	35,153
	Canmax Technologies Co. Ltd., Class A	9,100	60,252
	Canny Elevator Co. Ltd., Class A	14,700	17,079
Ω	Cathay Group Holdings, Inc.	122,000	16,460
	CCCC Design & Consulting Group Co. Ltd., Class A	21,200	22,617
	CECEP Solar Energy Co. Ltd., Class A	75,100	58,037
	CECEP Wind-Power Corp., Class A	80,300	35,708
	Central China Land Media Co. Ltd., Class A	14,400	26,481
#	Central China Securities Co. Ltd., Class H	136,000	38,505
	CGN New Energy Holdings Co. Ltd.	254,000	85,541
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	$22,727
	Changhong Meiling Co. Ltd., Class A	8,700	8,326
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	62,400	42,685
	Changjiang Publishing & Media Co. Ltd., Class A	27,900	36,928
	Chaoju Eye Care Holdings Ltd.	47,500	16,334
Ω	Cheerwin Group Ltd.	57,500	17,757
	Cheng De Lolo Co. Ltd., Class A	17,400	21,474
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	16,366
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	26,707
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,800	32,936
	Chengdu Wintrue Holding Co. Ltd., Class A	16,100	33,832
*	Chengxin Lithium Group Co. Ltd., Class A	12,500	63,745
	Chervon Holdings Ltd.	19,400	59,986
	China Automotive Engineering Research Institute Co. Ltd., Class A	8,900	24,271
	China BlueChemical Ltd., Class H	356,000	123,774
	China CAMC Engineering Co. Ltd., Class A	8,800	11,120
#	China Chunlai Education Group Co. Ltd.	54,000	26,472
#	China Cinda Asset Management Co. Ltd., Class H	584,000	99,374
	China Coal Energy Co. Ltd., Class H	343,000	502,005
	China Coal Xinji Energy Co. Ltd., Class A	41,800	44,063

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp. Ltd., Class H	356,000	$216,204
	China Conch Venture Holdings Ltd.	256,000	349,789
	China CYTS Tours Holding Co. Ltd., Class A	7,200	10,235
	China Design Group Co. Ltd., Class A	8,200	9,594
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	378,000	77,927
#††	China Dili Group	334,200	5,296
#*	China Eastern Airlines Corp. Ltd., Class H	100,000	69,308
	China Education Group Holdings Ltd.	5,400	2,103
	China Electronics Huada Technology Co. Ltd.	72,000	12,511
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	458,000	67,368
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	228,779	79,995
	China Everbright Bank Co. Ltd., Class H	214,000	89,199
	China Everbright Ltd.	46,000	57,694
Ω	China Feihe Ltd.	729,000	362,118
	China Foods Ltd.	180,000	99,709
	China Galaxy Securities Co. Ltd., Class H	721,500	970,198
#	China Gas Holdings Ltd.	519,322	514,416
	China Gold International Resources Corp. Ltd. (2099 HK)	44,800	1,134,379
	China Hongqiao Group Ltd.	438,000	2,003,268
Ω	China International Capital Corp. Ltd., Class H	252,400	684,049
	China International Marine Containers Group Co. Ltd., Class H	165,570	188,256
	China Lesso Group Holdings Ltd.	182,000	139,817
	China Lilang Ltd.	100,000	42,894
		Shares	Value»
CHINA — (Continued)
*Ω	China Literature Ltd.	18,800	$86,050
	China Medical System Holdings Ltd.	230,000	412,565
	China Meheco Group Co. Ltd., Class A	15,260	23,878
	China Meidong Auto Holdings Ltd.	168,000	31,407
	China Mengniu Dairy Co. Ltd.	430,000	898,003
	China Merchants Port Holdings Co. Ltd.	257,610	518,466
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	24,068
Ω	China Merchants Securities Co. Ltd., Class H	86,800	162,124
#	China Modern Dairy Holdings Ltd.	643,000	127,751
	China National Accord Medicines Corp. Ltd., Class A	5,200	19,498
	China National Building Material Co. Ltd., Class H	402,785	289,723
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,900	39,833
	China National Medicines Corp. Ltd., Class A	5,500	23,006
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	26,539
#	China Nonferrous Mining Corp. Ltd.	225,000	445,964
	China Oilfield Services Ltd., Class H	388,000	426,427
	China Oriental Group Co. Ltd.	150,000	26,709
	China Petroleum Engineering Corp., Class A	71,500	43,009
	China Publishing & Media Co. Ltd., Class A	28,500	29,839
	China Railway Group Ltd., Class H	191,000	110,221
	China Railway Hi-tech Industry Co. Ltd., Class A	19,300	23,223

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Railway Materials Co. Ltd., Class A	64,200	$26,884
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	134,038
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	24,517
*	China Rare Earth Holdings Ltd.	348,000	23,387
	China Reinsurance Group Corp., Class H	1,283,000	289,146
	China Resources Beer Holdings Co. Ltd.	209,000	699,193
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,200	17,170
	China Resources Building Materials Technology Holdings Ltd.	168,000	36,717
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	9,900	26,728
#	China Resources Gas Group Ltd.	117,600	323,534
	China Resources Land Ltd.	483,000	1,891,518
#	China Resources Medical Holdings Co. Ltd.	168,500	69,884
Ω	China Resources Pharmaceutical Group Ltd.	375,500	218,609
#	China Risun Group Ltd.	163,000	57,360
*	China Ruifeng Renewable Energy Holdings Ltd.	150,000	12,136
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	88,885
*Ω	China Shengmu Organic Milk Ltd.	453,000	22,954
	China Shineway Pharmaceutical Group Ltd.	66,000	79,973
	China South Publishing & Media Group Co. Ltd., Class A	12,400	19,695
		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings Ltd.	304,000	$365,167
	China Sunshine Paper Holdings Co. Ltd.	117,500	19,646
	China Taiping Insurance Holdings Co. Ltd.	282,800	926,688
	China Tianying, Inc., Class A	40,700	35,772
Ω	China Tower Corp. Ltd., Class H	869,000	1,250,297
*	China Travel International Investment Hong Kong Ltd.	416,000	72,944
	China Vered Financial Holding Corp. Ltd.	45,000	6,296
	China XLX Fertiliser Ltd.	134,000	192,252
	China Yongda Automobiles Services Holdings Ltd.	313,000	62,598
*Ω	China Youran Dairy Group Ltd.	324,000	185,000
	China Zheshang Bank Co. Ltd., Class H	380,099	121,753
#	Chinasoft International Ltd.	334,000	214,963
	Chongqing Department Store Co. Ltd., Class A	5,800	20,543
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,400	44,698
	Chongqing Gas Group Corp. Ltd., Class A	9,214	7,652
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	39,561
	Chongqing Road & Bridge Co. Ltd., Class A	30,200	27,629
	Chongqing Rural Commercial Bank Co. Ltd., Class H	456,000	340,427
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	36,870
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	52,450

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chow Tai Seng Jewellery Co. Ltd., Class A	14,300	$26,193
	CIMC Enric Holdings Ltd.	142,000	201,407
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	20,905
	CITIC Ltd.	202,000	322,832
	CITIC Resources Holdings Ltd.	674,000	43,904
	City Development Environment Co. Ltd., Class A	17,280	35,049
	CMST Development Co. Ltd., Class A	27,600	23,554
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,100	42,634
*	COFCO Biotechnology Co. Ltd., Class A	17,700	17,200
#*	COFCO Joycome Foods Ltd.	113,000	24,261
	Cofoe Medical Technology Co. Ltd., Class A	3,500	26,536
	Comba Telecom Systems Holdings Ltd.	230,000	66,965
#	Concord New Energy Group Ltd.	1,520,000	62,155
	Consun Pharmaceutical Group Ltd.	112,000	258,949
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	116,456
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	166,000	299,030
#	COSCO SHIPPING Holdings Co. Ltd., Class H	520,500	914,499
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	94,087
	COSCO SHIPPING Ports Ltd.	286,509	227,030
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	44,100	49,575
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	36,381
	CSG Holding Co. Ltd., Class A	37,592	25,159
		Shares	Value»
CHINA — (Continued)
	CSPC Pharmaceutical Group Ltd.	820,000	$1,005,923
	CSSC Hong Kong Shipping Co. Ltd.	300,000	82,113
*	Daan Gene Co. Ltd., Class A	30,000	28,511
	Dajin Heavy Industry Co. Ltd., Class A	5,200	46,020
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	38,069
#*	Damai Entertainment Holdings Ltd.	2,470,000	311,783
	Dashang Co. Ltd., Class A	10,769	28,207
	Deppon Logistics Co. Ltd., Class A	7,000	18,990
*	Dezhan Healthcare Co. Ltd., Class A	69,800	43,264
	Dian Diagnostics Group Co. Ltd., Class A	15,800	54,329
	Do-Fluoride New Materials Co. Ltd., Class A	13,200	55,007
	Dongfang Electric Corp. Ltd., Class H	69,800	227,494
*	Dongfeng Motor Group Co. Ltd., Class H	398,000	460,112
	Dongguan Development Holdings Co. Ltd., Class A	20,800	32,909
	Dongyue Group Ltd.	245,000	384,074
	DouYu International Holdings Ltd., ADR	7,339	46,749
	Dynagreen Environmental Protection Group Co. Ltd., Class H	77,000	52,372
*	Easyhome New Retail Group Co. Ltd., Class A	58,000	25,919
	Edvantage Group Holdings Ltd.	113,740	21,993
	EEKA Fashion Holdings Ltd.	51,000	46,172
	Era Co. Ltd., Class A	28,900	18,700
	Ever Sunshine Services Group Ltd.	136,000	31,904
Ω	Everbright Securities Co. Ltd., Class H	65,200	74,139
	Fangda Carbon New Material Co. Ltd., Class A	30,200	24,906

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	$22,334
	Far East Horizon Ltd.	267,000	267,086
*	Farasis Energy Gan Zhou Co. Ltd., Class A	15,604	32,698
	FAWER Automotive Parts Co. Ltd., Class A	23,200	18,287
	Feilong Auto Components Co. Ltd., Class A	17,800	74,693
	FESCO Group Co. Ltd., Class A	8,400	22,459
*	FIH Mobile Ltd.	67,200	171,779
*	Financial Street Holdings Co. Ltd., Class A	69,300	28,223
#	FinVolution Group, ADR	31,745	162,852
	First Tractor Co. Ltd., Class H	24,000	28,203
*	Flat Glass Group Co. Ltd., Class H	29,000	40,527
	Foryou Corp., Class A	5,100	23,361
	Foshan Electrical & Lighting Co. Ltd., Class A	20,800	18,783
	Fosun International Ltd.	127,500	67,834
	Fufeng Group Ltd.	313,000	338,698
	Fujian Longking Co. Ltd., Class A	7,900	20,826
	Fujian Star-net Communication Co. Ltd., Class A	10,400	42,832
	Fujian Sunner Development Co. Ltd., Class A	20,000	49,596
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,300	24,254
	Gansu Energy Chemical Co. Ltd., Class A	102,700	36,617
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	83,950	23,270
	Gansu Shangfeng Cement Co. Ltd., Class A	12,600	26,155
	Gansu Yasheng Industrial Group Co. Ltd., Class A	59,700	32,152
		Shares	Value»
CHINA — (Continued)
	GCL Energy Technology Co. Ltd., Class A	14,100	$21,290
#*	GCL Technology Holdings Ltd.	166,000	22,966
*	GDS Holdings Ltd. (9698 HK), Class A	82,900	461,595
	Geely Automobile Holdings Ltd.	991,000	2,039,966
Ω	Genertec Universal Medical Group Co. Ltd.	171,000	134,385
*	Genscript Biotech Corp.	72,000	118,188
	GF Securities Co. Ltd., Class H	187,000	436,375
#*	Global New Material International Holdings Ltd.	63,000	71,327
*	Glorious Property Holdings Ltd.	294,000	282
	Goldenmax International Group Ltd., Class A	19,400	71,411
#	Goldwind Science & Technology Co. Ltd., Class H	75,878	141,682
	Goodbaby International Holdings Ltd.	204,000	28,211
	Grand Pharmaceutical Group Ltd.	179,500	179,616
*	Grandjoy Holdings Group Co. Ltd., Class A	62,300	35,084
	Great Wall Motor Co. Ltd., Class H	286,500	488,111
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	41,200	50,065
#	Greentown China Holdings Ltd.	209,000	299,138
#Ω	Greentown Management Holdings Co. Ltd.	96,000	40,407
	Greentown Service Group Co. Ltd.	244,000	141,870
	Guangdong Construction Engineering Group Co. Ltd., Class A	72,100	39,506
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	40,731

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Dowstone Technology Co. Ltd., Class A	12,300	$51,927
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	15,778
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	12,200	35,827
	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,600	29,217
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	24,000	41,749
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	8,700	30,760
	Guangdong Tapai Group Co. Ltd., Class A	14,400	20,353
	Guangdong Vanward New Electric Co. Ltd., Class A	15,600	22,517
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,900	18,492
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	54,800	20,746
*	Guanghui Logistics Co. Ltd., Class A	17,000	15,993
	Guangshen Railway Co. Ltd., Class H	280,000	78,981
	Guangxi Liugong Machinery Co. Ltd., Class A	29,000	47,451
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	9,675
	Guangzhou Baiyun International Airport Co. Ltd., Class A	33,700	46,353
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	72,818
	Guangzhou KDT Machinery Group Co. Ltd., Class A	6,400	17,044
	Guangzhou Wondfo Biotech Co. Ltd., Class A	3,200	9,869
		Shares	Value»
CHINA — (Continued)
	Guilin Layn Natural Ingredients Corp., Class A	12,100	$16,049
	Guizhou Chanhen Chemical Corp., Class A	7,600	45,926
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	16,410
	Guizhou Tyre Co. Ltd., Class A	27,600	20,448
*	Guizhou Zhenhua E-chem, Inc., Class A	6,533	13,229
*	Guoguang Electric Co. Ltd., Class A	12,600	25,017
	Guoquan Food Shanghai Co. Ltd., Class H	246,800	134,712
Ω	Guotai Haitong Securities Co. Ltd., Class H	390,288	830,713
	Haier Smart Home Co. Ltd. (6690 HK), Class H	334,200	1,101,763
*	Hainan Meilan International Airport Co. Ltd., Class H	26,000	34,477
	Hainan Mining Co. Ltd., Class A	18,400	33,392
	Haitian International Holdings Ltd.	84,000	259,853
	Hand Enterprise Solutions Co. Ltd., Class A	14,000	53,298
	Hangxiao Steel Structure Co. Ltd., Class A	63,800	31,491
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	56,950
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,660	11,861
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	8,160	10,379
*	Hangzhou Iron & Steel Co., Class A	63,800	82,858
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,000	42,771
	Hangzhou Robam Appliances Co. Ltd., Class A	9,000	27,176

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Harbin Electric Co. Ltd., Class H	164,000	$416,587
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	14,183
	HBIS Resources Co. Ltd., Class A	11,400	39,083
*Ω	HBM Holdings Ltd.	63,000	96,115
	Health & Happiness H&H International Holdings Ltd.	56,000	109,631
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	47,555
	Hello Group, Inc., Sponsored ADR	24,364	166,162
	Henan Liliang Diamond Co. Ltd., Class A	2,600	14,893
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	47,123
	Henan Pinggao Electric Co. Ltd., Class A	18,300	55,619
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,700	29,168
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	75,903
*	Henan Zhongfu Industry Co. Ltd., Class A	44,100	60,531
	Hengan International Group Co. Ltd.	70,000	253,038
*	High Templar Tech Ltd., Sponsored ADR	29,458	85,723
	Hitevision Co. Ltd., Class A	3,900	15,279
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	86,198
*	HNA Technology Co. Ltd., Class A	65,000	34,599
*	Hongyuan Green Energy Co. Ltd., Class A	20,100	80,319
	Horizon Construction Development Ltd.	256,332	32,795
*Ω	Hua Hong Semiconductor Ltd., Class H	105,000	1,553,863
		Shares	Value»
CHINA — (Continued)
	Huabao International Holdings Ltd.	48,000	$31,352
	Huadian Heavy Industries Co. Ltd., Class A	27,200	43,823
*	Huafu Fashion Co. Ltd., Class A	38,500	23,129
*	Huaihe Energy Group Co. Ltd., Class A	41,600	20,478
	Huangshan Tourism Development Co. Ltd., Class A	7,000	12,848
	Huapont Life Sciences Co. Ltd., Class A	18,200	14,661
Ω	Huatai Securities Co. Ltd., Class H	240,800	574,130
	Huaxin Cement Co. Ltd. (6655 HK), Class H	46,000	109,593
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,000	19,471
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,300	23,632
	Hubei Yihua Chemical Industry Co. Ltd., Class A	13,900	33,191
	Hubei Zhenhua Chemical Co. Ltd., Class A	18,620	91,499
	Huishang Bank Corp. Ltd., Class H	31,000	13,699
	Hunan Aihua Group Co. Ltd., Class A	6,200	16,229
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	34,810
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	20,978
	Hunan Zhongke Electric Co. Ltd., Class A	10,700	32,618
#	HUYA, Inc., ADR	16,422	69,629
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	77,800	127,773
*	Hytera Communications Corp. Ltd., Class A	38,600	60,263
	IKD Co. Ltd., Class A	17,300	47,676
	Infore Environment Technology Group Co. Ltd., Class A	41,500	41,915
*	Inkeverse Group Ltd.	97,000	10,935

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Intco Medical Technology Co. Ltd., Class A	7,680	$46,252
	Intron Technology Holdings Ltd.	54,000	12,997
#*	iQIYI, Inc., ADR	83,273	173,208
	Jangho Group Co. Ltd., Class A	15,800	21,841
*Ω	JD Health International, Inc.	7,400	59,538
*Ω	JD Logistics, Inc.	334,900	478,621
	JD.com, Inc. (9618 HK), Class A	68,900	982,558
	Jiang Su Suyan Jingshen Co. Ltd., Class A	16,400	27,148
	Jiangling Motors Corp. Ltd., Class A	13,700	35,616
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	15,000	16,613
	Jiangsu Azure Corp., Class A	20,800	50,804
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	62,300	39,071
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	23,515
	Jiangsu Etern Co. Ltd., Class A	32,600	123,332
*	Jiangsu General Science Technology Co. Ltd., Class A	25,500	17,197
	Jiangsu Guomao Reducer Co. Ltd., Class A	26,300	65,024
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	24,915
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,100	20,641
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	60,760	39,957
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	18,148
	Jiangsu Lihua Foods Group Co. Ltd.	13,100	37,918
		Shares	Value»
CHINA — (Continued)
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	16,900	$24,554
	Jiangsu Shagang Co. Ltd., Class A	44,600	36,940
	Jiangsu Shentong Valve Co. Ltd., Class A	13,200	32,710
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	31,700	32,005
*	Jiangsu Sopo Chemical Co., Class A	11,400	12,982
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	25,300	18,283
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	71,020	46,713
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	69,400	28,074
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	21,100	30,612
	Jiangxi Copper Co. Ltd., Class H	212,000	1,266,526
	Jiangxi Ganyue Expressway Co. Ltd., Class A	24,900	17,741
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	17,676
	Jiayin Group, Inc., ADR	3,054	20,156
*	Jihua Group Corp. Ltd., Class A	55,500	26,496
*	Jilin Chemical Fibre, Class A	36,700	25,450
*††	Jinchuan Group International Resources Co. Ltd.	463,000	14,224
	Jingjin Equipment, Inc., Class A	10,100	29,151
	JinkoSolar Holding Co. Ltd., ADR	5,644	144,656
	Jinlei Technology Co. Ltd., Class A	8,200	32,408
	Jinmao Property Services Co. Ltd.	5,740	1,945

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	$27,529
Ω	Jiumaojiu International Holdings Ltd.	57,000	15,590
	Jizhong Energy Resources Co. Ltd., Class A	36,400	29,279
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	24,700	41,479
	JS Corrugating Machinery Co. Ltd., Class A	13,400	24,919
#*Ω	JS Global Lifestyle Co. Ltd.	274,500	62,964
	JSTI Group, Class A	29,400	32,262
*Ω	JW Cayman Therapeutics Co. Ltd.	42,000	13,015
	Kailuan Energy Chemical Co. Ltd., Class A	29,600	26,962
	Kaishan Group Co. Ltd., Class A	12,800	31,422
	Keda Industrial Group Co. Ltd., Class A	29,400	74,900
	Keshun Waterproof Technologies Co. Ltd., Class A	36,500	37,400
	Kinetic Development Group Ltd.	604,000	135,065
	Kingboard Holdings Ltd.	134,000	543,017
	Kingboard Laminates Holdings Ltd.	153,500	288,205
	Kingsoft Corp. Ltd.	176,200	675,981
	KPC Pharmaceuticals, Inc., Class A	10,800	19,409
	Kuangda Technology Group Co. Ltd., Class A	32,500	32,010
	Kunlun Energy Co. Ltd.	758,000	776,633
	Lao Feng Xiang Co. Ltd., Class A	3,200	21,134
	Laobaixing Pharmacy Chain JSC, Class A	10,100	22,335
	Launch Tech Co. Ltd., Class H	27,000	30,539
	Lee & Man Chemical Co. Ltd.	34,000	26,294
	Lee & Man Paper Manufacturing Ltd.	228,000	104,222
*Ω	Legend Holdings Corp., Class H	115,600	127,572
		Shares	Value»
CHINA — (Continued)
#	Lenovo Group Ltd.	740,000	$833,768
	LexinFintech Holdings Ltd., ADR	28,298	80,649
*	Li Auto, Inc. (2015 HK), Class A	81,600	681,928
	Li Ning Co. Ltd.	430,000	1,124,441
	Liaoning Port Co. Ltd., Class H	396,000	45,555
	Lier Chemical Co. Ltd., Class A	9,500	24,310
*	Lifetech Scientific Corp.	122,000	28,574
*	Linewell Software Co. Ltd., Class A	19,400	31,400
#	Lingbao Gold Group Co. Ltd., Class H	72,000	203,751
Ω	Linklogis, Inc., Class B	232,000	66,398
	Livzon Pharmaceutical Group, Inc., Class H	19,100	71,876
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,500	42,992
	Loncin Motor Co. Ltd., Class A	26,200	57,804
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	26,205
	Longshine Technology Group Co. Ltd., Class A	16,400	40,805
	Lonking Holdings Ltd.	374,000	153,413
	Lucky Harvest Co. Ltd., Class A	7,280	36,597
	Luenmei Quantum Co. Ltd., Class A	29,400	29,716
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,200	52,882
	Lushang Freda Pharmaceutical Co. Ltd., Class A	23,900	25,796
	Luxin Venture Capital Group Co. Ltd., Class A	10,400	34,791
*Ω	Luye Pharma Group Ltd.	218,500	77,617
#	Lygend Resources & Technology Co. Ltd.-H, Class H	12,400	40,121
*	Maanshan Iron & Steel Co. Ltd., Class H	234,000	80,917
	Maccura Biotechnology Co. Ltd., Class A	12,800	22,366
Ω	Medlive Technology Co. Ltd.	11,000	14,423

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Mesnac Co. Ltd., Class A	20,100	$23,942
	Metallurgical Corp. of China Ltd., Class H	549,000	129,878
#*Ω	Microport Cardioflow Medtech Corp.	179,000	18,177
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,300	30,006
#	Ming Yuan Cloud Group Holdings Ltd.	282,000	112,836
*	Minmetals Development Co. Ltd., Class A	14,800	29,075
	Minth Group Ltd.	144,000	677,945
	MLS Co. Ltd., Class A	18,000	25,563
*Ω	Mobvista, Inc.	91,000	173,566
	Moon Environment Technology Co. Ltd., Class A	21,060	48,700
	Morimatsu International Holdings Co. Ltd.	78,000	107,030
	Nanhua Futures Co. Ltd., Class A	7,900	20,920
	NanJi E-Commerce Co. Ltd., Class A	30,400	14,072
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,800	47,134
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	73,271
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	15,000	20,424
	Nanjing Pharmaceutical Group Co. Ltd.	32,100	25,564
*	Nanjing Tanker Corp., Class A	98,100	52,059
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	26,900	27,682
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	6,200	24,469
	NetDragon Websoft Holdings Ltd.	38,500	49,518
	Neusoft Corp., Class A	18,000	27,122
	New China Life Insurance Co. Ltd., Class H	166,100	1,350,630
	Nexteer Automotive Group Ltd.	158,000	134,790
		Shares	Value»
CHINA — (Continued)
*	Nine Dragons Paper Holdings Ltd.	223,000	$234,934
	Ningbo Boway Alloy Material Co. Ltd., Class A	9,000	25,392
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	57,978
	Ningbo Jintian Copper Group Co. Ltd., Class A	41,600	71,202
	Ningbo Peacebird Fashion Co. Ltd., Class A	6,000	13,840
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	9,588	42,030
*	Ningbo Shanshan Co. Ltd., Class A	20,000	37,021
	Ningbo Xusheng Group Co. Ltd., Class A	8,500	21,891
	Ningbo Yunsheng Co. Ltd., Class A	17,300	35,038
	Ningxia Building Materials Group Co. Ltd., Class A	13,200	25,271
	Ningxia Western Venture Industrial Co. Ltd., Class A	17,500	13,193
	NKY Medical Holdings Ltd., Class A	9,750	26,367
	Norinco International Cooperation Ltd., Class A	11,200	20,298
	North China Pharmaceutical Co. Ltd., Class A	19,300	15,731
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	19,743
	Northeast Securities Co. Ltd., Class A	31,000	40,490
*	Nuode New Materials Co. Ltd., Class A	34,600	34,178
	Onewo, Inc., Class H	38,800	97,243
	ORG Technology Co. Ltd., Class A	45,300	38,190
	Orient International Enterprise Ltd., Class A	18,500	23,272
#	Orient Overseas International Ltd.	23,000	376,813
Ω	Orient Securities Co. Ltd., Class H	133,600	116,343

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Oriental Energy Co. Ltd., Class A	28,500	$35,424
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,490	18,692
*	PCI Technology Group Co. Ltd., Class A	41,700	41,193
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	160,100	0
*	Pengxin International Mining Co. Ltd., Class A	49,700	71,570
*Ω	Ping An Healthcare & Technology Co. Ltd.	292,100	538,276
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	28,000	34,595
	PNC Process Systems Co. Ltd., Class A	6,000	24,182
#	Poly Property Group Co. Ltd.	163,560	49,250
	Poly Property Services Co. Ltd., Class H	32,800	142,409
	Prinx Chengshan Holdings Ltd.	18,000	18,886
	PW Medtech Group Ltd.	123,000	20,142
	Pylon Technologies Co. Ltd., Class A	2,355	20,547
	Q Technology Group Co. Ltd.	46,000	54,870
	Qfin Holdings, Inc., ADR	22,413	348,522
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	34,381
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	82,165
	Qingdao Gon Technology Co. Ltd., Class A	3,900	32,941
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	36,586
Ω	Qingdao Port International Co. Ltd., Class H	113,000	108,607
	Qingdao Rural Commercial Bank Corp., Class A	55,000	24,855
	Qingdao Sentury Tire Co. Ltd., Class A	11,200	32,993
	Qinhuangdao Port Co. Ltd., Class H	107,500	37,104
		Shares	Value»
CHINA — (Continued)
	Renhe Pharmacy Co. Ltd., Class A	38,400	$33,109
	Rianlon Corp., Class A	3,300	22,230
	Riyue Heavy Industry Co. Ltd., Class A	17,000	33,960
	Rizhao Port Co. Ltd., Class A	28,000	12,772
*	RongFa Nuclear Equipment Co. Ltd., Class A	44,700	48,011
*	Roshow Technology Co. Ltd., Class A	29,100	36,035
	Runjian Co. Ltd., Class A	4,400	29,318
*	Sansteel Minguang Co. Ltd. Fujian, Class A	70,300	44,938
#	Sany Heavy Equipment International Holdings Co. Ltd.	221,000	339,520
*	Seazen Group Ltd.	550,380	183,731
*††	S-Enjoy Service Group Co. Ltd.	73,000	4,906
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	36,900	23,048
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	33,900	17,672
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,700	30,016
	Shandong Bohui Paper Industrial Co. Ltd., Class A	18,300	19,616
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,000	22,035
	Shandong Dongyue Silicone Material Co. Ltd., Class A	18,700	32,899
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	19,100	17,396
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	21,700	13,111
	Shandong Humon Smelting Co. Ltd., Class A	15,300	43,806
*	Shandong Iron & Steel Co. Ltd., Class A	93,500	22,232

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Linglong Tyre Co. Ltd., Class A	20,100	$43,578
	Shandong Lukang Pharma, Class A	23,200	30,966
	Shandong Pharmaceutical Glass Co. Ltd., Class A	5,800	17,067
	Shandong Publishing & Media Co. Ltd., Class A	20,600	27,251
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,100	49,007
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	471,200	301,695
	Shandong Xiantan Group Co. Ltd.	10,050	9,370
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	36,000	32,362
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	22,100	47,952
*	Shanghai AJ Group Co. Ltd., Class A	37,000	26,454
	Shanghai Bailian Group Co. Ltd., Class A	25,800	33,955
	Shanghai Baolong Automotive Corp., Class A	4,300	22,706
	Shanghai Baosteel Packaging Co. Ltd., Class A	14,500	12,642
	Shanghai Bright Meat Group Co. Ltd., Class A	21,900	20,887
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	10,100	25,720
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,700	19,875
*	Shanghai Electric Group Co. Ltd., Class H	372,000	199,845
	Shanghai Environment Group Co. Ltd., Class A	31,680	39,105
		Shares	Value»
CHINA — (Continued)
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	55,000	$143,712
	Shanghai Gentech Co. Ltd., Class A	5,211	24,895
	Shanghai Huayi Group Co. Ltd., Class A	21,300	30,825
	Shanghai Industrial Holdings Ltd.	44,000	84,341
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	9,900	38,797
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	26,300	23,650
	Shanghai Liangxin Electrical Co. Ltd., Class A	25,200	37,967
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	37,818
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	113,600	173,119
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	16,606
	Shanghai QiFan Cable Co. Ltd., Class A	8,300	24,953
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	24,125
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	35,805
*	Shanghai Stonehill Technology Co. Ltd., Class A	83,500	117,494
	Shanghai Tunnel Engineering Co. Ltd., Class A	24,000	23,435
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	41,200	30,318
	Shanghai Zhonggu Logistics Co. Ltd., Class A	22,500	33,103
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	25,805
	Shantui Construction Machinery Co. Ltd., Class A	22,000	39,204

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Blue Flame Holding Co. Ltd., Class A	23,900	$28,121
	Shanxi Coal International Energy Group Co. Ltd., Class A	22,900	37,125
*	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	27,693
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	14,266
*	Shanxi Meijin Energy Co. Ltd., Class A	35,100	25,519
*	Shanying International Holding Co. Ltd., Class A	104,000	24,716
	Shenghe Resources Holding Co. Ltd., Class A	21,000	80,625
	Shenma Industry Co. Ltd., Class A	31,900	41,711
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	236,800	94,794
	Shenzhen Agricultural Power Group Co. Ltd., Class A	20,600	28,741
	Shenzhen Airport Co. Ltd., Class A	31,600	32,924
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	17,021
	Shenzhen Colibri Technologies Co. Ltd., Class A	12,200	39,869
	Shenzhen Desay Battery Technology Co., Class A	6,300	23,605
*	Shenzhen Dynanonic Co. Ltd., Class A	9,300	55,395
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	10,200	10,186
	Shenzhen Gas Corp. Ltd., Class A	23,300	23,104
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	19,853
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,000	16,258
		Shares	Value»
CHINA — (Continued)
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,100	$47,463
#	Shenzhen International Holdings Ltd.	176,825	203,728
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	33,258
*	Shenzhen Jinjia Group Co. Ltd., Class A	41,500	23,892
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,100	24,965
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	10,500	27,547
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	41,239
	Shenzhen Leaguer Co. Ltd., Class A	24,800	38,784
	Shenzhen Microgate Technology Co. Ltd., Class A	18,000	31,759
	Shenzhen Noposin Crop Science Co. Ltd., Class A	12,400	20,657
	Shenzhen Senior Technology Material Co. Ltd., Class A	27,600	54,954
	Shenzhen United Winners Laser Co. Ltd., Class A	10,977	46,787
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	27,980
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	74,477
	Shenzhou International Group Holdings Ltd.	48,900	388,919
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,000	19,212
	Shinva Medical Instrument Co. Ltd., Class A	7,930	17,852
	Shiyue Daotian Group Co. Ltd., Class H	18,000	20,744
	Shoucheng Holdings Ltd.	466,000	121,457
	Shougang Fushan Resources Group Ltd.	421,416	177,591
	Shui On Land Ltd.	538,500	47,570

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan EM Technology Co. Ltd., Class A	17,500	$71,567
*	Sichuan Haite High-tech Co. Ltd., Class A	15,500	27,276
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	33,202
*	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	54,008
	Sichuan Yahua Industrial Group Co. Ltd., Class A	14,000	49,740
	Sihuan Pharmaceutical Holdings Group Ltd.	584,000	118,014
	SIIC Environment Holdings Ltd. (807 HK)	193,000	26,696
Ω	Simcere Pharmaceutical Group Ltd.	84,000	125,763
*	Sinic Holdings Group Co. Ltd.	28,000	0
	Sino Biopharmaceutical Ltd.	1,369,000	1,161,604
	Sinofert Holdings Ltd.	464,000	100,957
	Sinomach Automobile Co. Ltd., Class A	21,400	20,338
	Sinomach Precision Industry Group Co. Ltd., Class A	10,700	69,072
	Sinopec Engineering Group Co. Ltd., Class H	282,500	268,477
#	Sinopec Kantons Holdings Ltd.	230,000	127,669
*	Sinopec Oilfield Equipment Corp., Class A	25,600	29,861
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	454,000	92,478
	Sinopharm Group Co. Ltd., Class H	259,200	691,608
	Sino-Platinum Metals Co. Ltd., Class A	10,660	35,182
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	11,940
	Sinosteel New Materials Co. Ltd., Class A	12,100	18,880
		Shares	Value»
CHINA — (Continued)
	Sinotrans Ltd., Class H	393,000	$260,752
	Sinotruk Hong Kong Ltd.	114,000	523,508
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	36,435
	Skyworth Digital Co. Ltd., Class A	15,900	26,575
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	7,500	23,239
Ω	Smoore International Holdings Ltd.	71,000	102,528
	Snowsky Salt Industry Group Co. Ltd., Class A	24,200	21,570
	Songcheng Performance Development Co. Ltd., Class A	19,100	23,447
	Southern Publishing & Media Co. Ltd., Class A	5,800	12,598
#	SSY Group Ltd.	270,000	102,262
	Stanley Agricultural Group Co. Ltd., Class A	22,000	36,161
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,700	50,968
	STO Express Co. Ltd., Class A	13,600	25,140
	Sumec Corp. Ltd., Class A	29,000	48,696
	Sun Art Retail Group Ltd.	472,000	93,053
	Sun King Technology Group Ltd.	218,000	53,155
	Suning Universal Co. Ltd., Class A	67,314	22,668
	Sunrise Group Co. Ltd., Class A	27,700	26,141
*	Sunshine Lake Pharma Co. Ltd., Class H	15,553	85,033
	Sunstone Development Co. Ltd., Class A	10,000	39,958
	Suntak Technology Co. Ltd., Class A	18,900	40,392
	Sunward Intelligent Equipment Co. Ltd., Class A	24,500	40,355
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	27,626

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	39,700	$21,320
#	SY Holdings Group Ltd.	78,000	115,580
*	Taiyuan Heavy Industry Co. Ltd., Class A	45,700	16,043
*	Tangrenshen Group Co. Ltd., Class A	32,900	21,136
	TangShan Port Group Co. Ltd., Class A	37,700	23,224
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	32,100	37,874
*	Tanwan, Inc.	15,200	34,731
	Tayho Advanced Materials Group Co. Ltd., Class A	19,200	36,026
	TCL Electronics Holdings Ltd.	209,000	321,299
	TDG Holdings Co. Ltd., Class A	21,000	40,939
	Tencent Music Entertainment Group, ADR	9,792	164,310
	Tencent Music Entertainment Group, Class A	3,000	25,180
	Three's Co. Media Group Co. Ltd., Class A	6,700	39,592
	Tian An China Investment Co. Ltd.	123,000	72,167
	Tiande Chemical Holdings Ltd.	156,000	33,423
#	Tiangong International Co. Ltd.	308,000	134,551
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	34,707
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	47,200	24,657
	Tianjin Port Co. Ltd., Class A	33,200	23,073
	Tianjin Port Development Holdings Ltd.	526,000	47,128
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	10,400	29,821
		Shares	Value»
CHINA — (Continued)
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	47,200	$30,690
#	Tianneng Power International Ltd.	122,000	114,168
#*	Tianqi Lithium Corp., Class H	26,800	167,358
	Tianrun Industry Technology Co. Ltd., Class A	35,200	37,463
	Tinergy Chemical Co. Ltd., Class A	65,400	49,211
	Tofflon Science & Technology Group Co. Ltd., Class A	14,900	35,283
	Toly Bread Co. Ltd., Class A	27,100	21,420
	Tomson Group Ltd.	94,334	32,291
#	Tong Ren Tang Technologies Co. Ltd., Class H	116,000	63,855
#	Tongcheng Travel Holdings Ltd.	42,800	127,309
	Tongdao Liepin Group	61,600	29,691
	Tongguan Gold Group Ltd.	112,000	47,270
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	52,577
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	27,477
	Topsec Technologies Group, Inc., Class A	35,200	44,292
Ω	Topsports International Holdings Ltd.	345,000	125,085
	Transfar Zhilian Co. Ltd., Class A	38,900	37,340
	TravelSky Technology Ltd., Class H	135,000	183,606
	Triangle Tyre Co. Ltd., Class A	9,700	21,568
	Trip.com Group Ltd. (9961 HK)	7,850	481,799
	TSP Wind Power Group Co. Ltd.	12,000	23,666
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	0
	Unilumin Group Co. Ltd., Class A	28,700	32,331
	Valiant Co. Ltd., Class A	14,100	34,676
	Vatti Corp. Ltd., Class A	19,300	17,494

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Victory Giant Technology Huizhou Co. Ltd., Class A	4,600	$173,562
	Vipshop Holdings Ltd., ADR	62,902	1,076,253
*Ω	Viva Biotech Holdings	133,500	43,741
	Wangneng Environment Co. Ltd., Class A	10,100	24,516
	Wanguo Gold Group Ltd.	256,000	388,953
	Wasion Holdings Ltd.	124,000	378,697
	Wasu Media Holding Co. Ltd., Class A	24,500	30,680
	Weibo Corp. (9898 HK), Class A	13,880	148,211
	Weichai Power Co. Ltd., Class H	342,000	1,159,253
	Weifu High-Technology Group Co. Ltd., Class A	12,200	37,522
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	15,100	22,810
	Wellhope Foods Co. Ltd., Class A	18,200	19,628
	Wencan Group Co. Ltd., Class A	7,200	21,369
	West China Cement Ltd.	394,000	189,299
	Windey Energy Technology Group Co. Ltd., Class A	10,400	29,124
	Wolong Electric Group Co. Ltd., Class A	15,480	97,884
	Wuhu Token Science Co. Ltd., Class A	41,900	38,259
	Wuling Motors Holdings Ltd.	140,000	9,292
	Wushang Group Co. Ltd., Class A	19,800	30,168
*Ω	Wuxi Biologics Cayman, Inc.	721,500	3,414,390
	Wuxi Boton Technology Co. Ltd., Class A	9,700	32,242
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	14,900	45,011
	Wuxi Paike New Materials Technology Co. Ltd., Class A	1,700	26,680
	Wuxi Rural Commercial Bank Co. Ltd., Class A	28,400	24,115
		Shares	Value»
CHINA — (Continued)
	Wuxi Taiji Industry Ltd. Co., Class A	23,200	$37,437
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	173,000	17,007
	Xiamen Bank Co. Ltd., Class A	54,200	54,613
	Xiamen Changelight Co. Ltd., Class A	25,000	135,947
	Xiamen Xiangyu Co. Ltd., Class A	31,300	38,293
	Xi'An Shaangu Power Co. Ltd., Class A	26,300	40,356
	Xiandai Investment Co. Ltd., Class A	38,000	23,404
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,300	31,480
	Xianhe Co. Ltd., Class A	11,300	39,884
	Xinfengming Group Co. Ltd., Class A	28,900	86,766
	Xingfa Aluminium Holdings Ltd.	20,000	19,466
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	86,842
	Xinjiang Communications Construction Group Co. Ltd., Class A	10,600	24,888
	Xinjiang Joinworld Co. Ltd., Class A	18,800	24,477
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	46,300	30,574
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	53,897
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	22,500	28,581
	Xinxiang Chemical Fiber Co. Ltd., Class A	32,600	34,073
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	56,628
#	Xinyi Energy Holdings Ltd.	556,792	86,208
	Xinyu Iron & Steel Co. Ltd., Class A	47,700	27,768
*	Xinzhi Group Co. Ltd., Class A	13,100	48,546

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xtep International Holdings Ltd.	294,461	$193,535
#*	Xunlei Ltd., ADR	12,789	78,652
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	34,500	366,461
	Yankuang Energy Group Co. Ltd., Class H	424,000	617,739
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,800	11,453
*	Yatsen Holding Ltd., ADR	3,739	15,928
*	Yechiu Metal Recycling China Ltd., Class A	70,100	46,216
*	Yibin Tianyuan Group Co. Ltd., Class A	14,900	12,972
	Yihai International Holding Ltd.	13,000	24,496
	Yiren Digital Ltd., Sponsored ADR	19,865	78,864
Ω	Yixin Group Ltd.	525,500	190,687
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	13,149
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	57,674
	Yongjin Technology Group Co. Ltd.	6,800	18,815
	Yotrio Group Co. Ltd., Class A	63,800	34,759
	Yuexiu Services Group Ltd.	90,500	28,033
	Yueyang Forest & Paper Co. Ltd., Class A	24,600	20,296
	Yum China Holdings, Inc. (YUMC US)	2,962	146,382
	YUNDA Holding Group Co. Ltd., Class A	42,000	41,458
	Yunnan Energy Investment Co. Ltd., Class A	11,700	19,775
	Yusys Technologies Co. Ltd., Class A	9,500	30,767
	Yutong Bus Co. Ltd., Class A	13,000	57,852
	ZCZL Industrial Technology Group Co. Ltd., Class H	34,200	96,370
	Zengame Technology Holding Ltd.	62,000	19,030
	Shares	Value»
CHINA — (Continued)
Zhefu Holding Group Co. Ltd., Class A	68,100	$47,620
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	55,315
Zhejiang Communications Technology Co. Ltd., Class A	58,320	34,838
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	30,704
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,400	34,195
Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	35,944
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	9,700	14,247
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	15,600	16,033
Zhejiang Hailiang Co. Ltd., Class A	17,500	36,670
Zhejiang HangKe Technology, Inc. Co., Class A	8,981	39,007
Zhejiang Hangmin Co. Ltd., Class A	13,700	15,033
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	18,800	28,394
Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	73,035
Zhejiang Huangma Technology Co. Ltd., Class A	15,200	36,540
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	24,850
Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,400	50,316
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	56,823

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	$25,714
	Zhejiang Medicine Co. Ltd., Class A	8,405	18,060
	Zhejiang Runtu Co. Ltd., Class A	10,300	18,638
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	26,882
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	28,000	21,962
	Zhejiang Taihua New Material Group Co. Ltd., Class A	18,100	24,152
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,100	19,103
	Zhejiang Wanliyang Co. Ltd., Class A	29,800	42,498
	Zhejiang Wanma Co. Ltd., Class A	15,300	36,651
	Zhejiang Wansheng Co. Ltd., Class A	8,600	15,020
	Zhejiang XCC Group Co. Ltd., Class A	5,900	64,223
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	18,360
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	21,700	40,281
	Zhejiang Xinao Textiles, Inc., Class A	19,200	25,570
	Zhende Medical Co. Ltd., Class A	3,900	38,605
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	31,100	23,838
	Zhewen Interactive Group Co. Ltd., Class A	33,900	63,672
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	138,200	294,579
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	50,305
	Zhongsheng Group Holdings Ltd.	150,500	224,214
		Shares	Value»
CHINA — (Continued)
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	$0
	Zhongyuan Environment-Protection Co. Ltd., Class A	15,700	19,572
Ω	Zhou Hei Ya International Holdings Co. Ltd.	151,500	31,809
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	65,200	356,497
	Zhuzhou Kibing Group Co. Ltd., Class A	55,100	55,589
	Zhuzhou Times New Material Technology Co. Ltd., Class A	6,300	13,243
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	57,600	48,877
#Ω	ZJLD Group, Inc.	46,000	53,213
	ZJMI Environmental Energy Co. Ltd., Class A	13,100	25,915
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	280,690
	ZTO Express Cayman, Inc. (2057 HK)	53,000	1,170,247
TOTAL CHINA			100,509,912
COLOMBIA — (0.2%)
	Almacenes Exito SA	28,086	38,746
*	Corp. Financiera Colombiana SA	58,696	320,718
	Grupo Argos SA	21,316	108,054
	Grupo de Inversiones Suramericana SA	8,496	143,634
TOTAL COLOMBIA			611,152
GREECE — (0.8%)
	Alpha Bank SA	252,527	1,208,837
	Autohellas Tourist & Trading SA	3,146	48,465
	Avax SA	5,249	20,921
	Bank of Greece	2,693	54,913
	ElvalHalcor SA	9,981	54,712
	Fourlis Holdings SA	7,783	40,627
	GEK Terna SA	5,473	215,427
	Helleniq Energy Holdings SA	13,935	149,972
	Intracom Holdings SA	8,294	34,634
*	LAMDA Development SA	9,148	76,808

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Motor Oil Hellas Corinth Refineries SA	8,499	$342,195
	Piraeus Port Authority SA	1,053	49,721
	Sarantis SA	2,346	37,730
	Titan SA (TITC GA)	5,440	365,032
TOTAL GREECE			2,699,994
HUNGARY — (0.1%)
	Richter Gedeon Nyrt	12,121	405,531
INDIA — (15.7%)
	360 ONE WAM Ltd.	15,309	187,983
	63 Moons Technologies Ltd.	3,396	23,881
	Aarti Drugs Ltd.	7,935	32,820
	Aarti Industries Ltd.	4,465	18,070
	Aarti Pharmalabs Ltd.	3,849	31,809
*	Aavas Financiers Ltd.	6,299	99,402
	ACC Ltd.	11,413	203,893
	Action Construction Equipment Ltd.	6,469	59,868
	ADF Foods Ltd.	11,510	22,115
*	Aditya Birla Capital Ltd.	73,935	274,167
	Aditya Birla Real Estate Ltd.	8,265	114,734
	Advanced Enzyme Technologies Ltd.	6,682	21,644
	Advent Hotels International Pvt Ltd.	1,444	3,116
	Aegis Logistics Ltd.	20,735	162,493
*	Aether Industries Ltd.	2,729	29,861
	AGI Greenpac Ltd.	3,184	21,660
	Ahluwalia Contracts India Ltd.	3,784	35,220
	AIA Engineering Ltd.	5,562	242,158
	Ajanta Pharma Ltd.	3,566	107,389
	Alembic Pharmaceuticals Ltd.	8,442	72,111
	Alkem Laboratories Ltd.	4,259	263,627
	Allcargo Global Ltd.	29,876	7,558
*	Allcargo Logistics Ltd.	29,876	3,373
	Amara Raja Energy & Mobility Ltd.	17,864	162,978
*	Amber Enterprises India Ltd.	2,627	163,968
	Anant Raj Ltd.	16,935	93,581
	Angel One Ltd.	6,302	172,745
	Apar Industries Ltd.	1,978	172,546
	APL Apollo Tubes Ltd.	963	21,408
	Apollo Tyres Ltd.	58,316	312,233
		Shares	Value»
INDIA — (Continued)
	Aptus Value Housing Finance India Ltd.	32,687	$98,265
	Arvind Ltd.	22,037	75,329
	Asahi India Glass Ltd.	7,855	85,487
	Ashapura Minechem Ltd.	2,747	20,116
	Ashiana Housing Ltd.	6,134	19,623
	Ashok Leyland Ltd.	375,726	808,105
*	Ashoka Buildcon Ltd.	22,830	37,275
Ω	Aster DM Healthcare Ltd.	11,471	68,916
	Astra Microwave Products Ltd.	3,585	38,369
	Atul Ltd.	1,372	93,081
Ω	AU Small Finance Bank Ltd.	22,943	244,811
	Aurobindo Pharma Ltd.	52,623	687,000
	Automotive Axles Ltd.	879	17,878
	Avanti Feeds Ltd.	6,008	52,263
*	AWL Agri Business Ltd.	20,545	47,828
*	Bajaj Consumer Care Ltd.	14,499	53,575
	Bajaj Electricals Ltd.	1,413	6,409
	Bajaj Holdings & Investment Ltd.	3,593	421,659
	Balkrishna Industries Ltd.	10,726	269,025
	Balmer Lawrie & Co. Ltd.	10,274	19,238
	Balrampur Chini Mills Ltd.	24,145	109,936
	Banco Products India Ltd.	3,038	19,656
Ω	Bandhan Bank Ltd.	57,016	95,897
	Bank of India	87,859	156,872
	Bank of Maharashtra	86,887	61,943
	Bannari Amman Sugars Ltd.	715	27,938
	BASF India Ltd.	1,446	57,269
	BEML Ltd.	6,276	122,718
	Bhansali Engineering Polymers Ltd.	32,989	29,791
	Bharat Bijlee Ltd.	1,034	31,604
	Bharat Forge Ltd.	2,085	32,759
	Bharat Heavy Electricals Ltd.	112,207	321,615
	Bharat Rasayan Ltd.	188	3,817
	Biocon Ltd.	29,653	118,466
	Birla Corp. Ltd.	5,943	67,951
	Birlasoft Ltd.	27,719	125,832
	Bombay Burmah Trading Co.	3,632	68,072
*	Borosil Scientific Ltd.	1,599	1,907
	Bosch Ltd.	925	367,397
	Brigade Enterprises Ltd.	14,693	120,745

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Brightcom Group Ltd.	196,745	$19,777
	BSE Ltd.	24,030	725,352
	Can Fin Homes Ltd.	13,719	140,464
	Canara Bank	358,790	575,193
*	Capacit'e Infraprojects Ltd.	12,960	31,321
	Caplin Point Laboratories Ltd.	4,054	76,433
	Carborundum Universal Ltd.	2,630	22,537
	Care Ratings Ltd.	3,111	54,381
*	Cartrade Tech Ltd.	2,827	81,251
	CCL Products India Ltd.	7,811	82,390
	Ceat Ltd.	5,123	209,285
	Cemindia Projects Ltd.	21,907	151,905
	Century Plyboards India Ltd.	2,114	18,489
	Chambal Fertilisers & Chemicals Ltd.	29,578	142,744
	Cholamandalam Financial Holdings Ltd.	15,121	272,108
	Cholamandalam Investment & Finance Co. Ltd.	2,377	42,140
	CIE Automotive India Ltd.	20,010	91,414
*	Cigniti Technologies Ltd.	1,547	27,182
	Cipla Ltd.	2,237	32,264
	City Union Bank Ltd.	66,775	217,973
	CMS Info Systems Ltd.	20,035	68,868
Ω	Cochin Shipyard Ltd.	19,212	347,455
	Container Corp. of India Ltd.	38,992	213,415
	Coromandel International Ltd.	17,834	435,878
	Cosmo First Ltd.	2,466	16,011
*	CreditAccess Grameen Ltd.	8,071	115,430
	Crompton Greaves Consumer Electricals Ltd.	44,403	107,182
*	CSB Bank Ltd.	11,335	53,657
	Cummins India Ltd.	1,676	74,593
	Cyient Ltd.	10,301	126,106
	Dalmia Bharat Ltd.	13,110	295,801
	DB Corp. Ltd.	6,805	17,705
	DCB Bank Ltd.	57,328	124,865
	DCM Shriram Ltd.	5,586	71,786
	DCW Ltd.	20,413	10,203
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	93,450
*	Delhivery Ltd.	31,045	143,968
		Shares	Value»
INDIA — (Continued)
	Dhanuka Agritech Ltd.	1,649	$20,077
*	Digitide Solutions Ltd.	11,307	14,116
Ω	Dilip Buildcon Ltd.	2,926	14,527
	Dodla Dairy Ltd.	745	9,708
	eClerx Services Ltd.	3,020	153,149
	Edelweiss Financial Services Ltd.	91,879	106,803
*	EID Parry India Ltd.	13,557	135,943
	EIH Ltd.	16,018	55,329
	Elecon Engineering Co. Ltd.	2,014	8,922
	Electrosteel Castings Ltd.	67,971	52,581
Ω	Endurance Technologies Ltd.	4,098	108,113
	Engineers India Ltd.	54,368	102,455
	Epigral Ltd.	2,451	27,477
	EPL Ltd.	16,493	34,576
Ω	Eris Lifesciences Ltd.	5,181	78,060
	Escorts Kubota Ltd.	7,272	266,487
	Exide Industries Ltd.	67,801	237,722
*	FDC Ltd.	8,552	34,439
	Federal Bank Ltd.	298,315	933,904
	FIEM Industries Ltd.	2,550	60,064
*	Fino Payments Bank Ltd.	2,776	6,558
	Finolex Cables Ltd.	10,965	86,568
	Finolex Industries Ltd.	45,245	87,261
	Firstsource Solutions Ltd.	40,640	141,257
	Force Motors Ltd.	534	110,887
	Fortis Healthcare Ltd.	67,232	622,836
	Gabriel India Ltd.	14,644	148,718
	GAIL India Ltd. (GAIL IN)	60,425	109,916
	Galaxy Surfactants Ltd.	1,265	24,968
	Ganesh Housing Ltd.	2,074	16,650
	Ganesha Ecosphere Ltd.	871	6,403
	Garware Technical Fibres Ltd.	6,175	43,975
	Gateway Distriparks Ltd.	53,007	33,748
	GHCL Ltd.	11,448	66,351
	GHCL Textiles Ltd.	12,047	9,934
Ω	Gland Pharma Ltd.	1,842	36,680
	Glenmark Pharmaceuticals Ltd.	25,269	557,110
	Godawari Power & Ispat Ltd.	29,870	80,684
	Godfrey Phillips India Ltd.	6,807	150,676
*	Godrej Industries Ltd.	12,487	131,821
	Granules India Ltd.	23,190	144,450
	Graphite India Ltd.	13,925	92,471

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Great Eastern Shipping Co. Ltd.	17,366	$226,545
	Greaves Cotton Ltd.	10,604	18,806
	Greenlam Industries Ltd.	2,510	6,582
	Greenpanel Industries Ltd.	7,462	17,826
	Greenply Industries Ltd.	3,563	8,715
	Gujarat Ambuja Exports Ltd.	22,550	34,142
	Gujarat Fluorochemicals Ltd.	3,294	109,458
	Gujarat Mineral Development Corp. Ltd.	17,056	106,430
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,508	58,309
	Gujarat Pipavav Port Ltd.	41,924	76,131
	Gujarat State Fertilizers & Chemicals Ltd.	32,270	64,782
	Gujarat State Petronet Ltd.	48,339	159,152
	Gulf Oil Lubricants India Ltd.	1,818	21,562
	Happiest Minds Technologies Ltd.	4,925	22,208
	HBL Engineering Ltd.	11,243	95,857
*	HealthCare Global Enterprises Ltd.	5,478	35,244
	HEG Ltd.	13,190	77,610
	HeidelbergCement India Ltd.	9,938	18,497
	Heritage Foods Ltd.	14,892	58,060
	Hero MotoCorp Ltd. (HMCL IN)	9,901	595,928
	HG Infra Engineering Ltd.	2,995	21,039
	Hikal Ltd.	4,944	10,384
	Himadri Speciality Chemical Ltd.	40,762	204,132
Ω	Home First Finance Co. India Ltd.	3,404	43,650
	Honda India Power Products Ltd.	495	10,934
Ω	ICICI Lombard General Insurance Co. Ltd.	6,129	120,616
	ICRA Ltd.	640	44,018
	IDFC First Bank Ltd.	828,466	753,053
	IIFL Capital Services Ltd.	10,171	36,799
	IIFL Finance Ltd.	30,405	174,467
*	India Cements Ltd.	13,703	68,456
		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	5,320	$50,442
*	Indiabulls Ltd.	134,898	15,561
	Indian Bank	44,284	439,542
Ω	Indian Railway Finance Corp. Ltd.	152,813	199,861
	Indo Count Industries Ltd.	9,730	24,882
*	Indus Towers Ltd.	155,267	750,294
*	Infibeam Avenues Ltd.	226,240	40,002
	Info Edge India Ltd.	32,875	447,662
*	Inox Wind Ltd.	10,597	12,472
	Intellect Design Arena Ltd.	9,038	90,200
	Ipca Laboratories Ltd.	19,348	310,395
Ω	IRCON International Ltd.	25,814	46,180
	ISGEC Heavy Engineering Ltd.	2,819	22,981
	J Kumar Infraprojects Ltd.	8,134	50,777
	Jammu & Kashmir Bank Ltd.	59,754	68,286
	Jamna Auto Industries Ltd.	26,376	35,561
	JB Chemicals & Pharmaceuticals Ltd.	1,201	24,463
	Jindal Saw Ltd.	73,248	139,205
	Jindal Stainless Ltd.	67,116	601,442
	Jindal Steel Ltd.	48,771	594,022
	JK Cement Ltd.	4,807	289,087
	JK Lakshmi Cement Ltd.	9,249	78,101
	JK Paper Ltd.	13,452	48,162
	JK Tyre & Industries Ltd.	16,774	94,229
	JM Financial Ltd.	85,680	120,367
	JSW Energy Ltd.	49,563	246,792
	JTEKT India Ltd.	12,052	17,896
	Jubilant Ingrevia Ltd.	16,322	113,549
	Jubilant Pharmova Ltd.	12,752	135,524
*	Just Dial Ltd.	2,955	21,516
	Jyothy Labs Ltd.	16,518	44,812
	Kajaria Ceramics Ltd.	1,541	15,015
	Kalpataru Projects International Ltd.	11,825	147,080
	Kalyani Steels Ltd.	5,570	43,010
	Kansai Nerolac Paints Ltd.	25,838	64,458
	Karnataka Bank Ltd.	66,443	131,793
	Karur Vysya Bank Ltd.	84,176	273,015
	Kaveri Seed Co. Ltd.	2,474	25,489
	KCP Ltd.	12,677	24,386
	KDDL Ltd.	114	2,853
	KEC International Ltd.	15,776	115,131
	KEI Industries Ltd.	1,069	46,461

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kennametal India Ltd.	656	$13,941
	Kewal Kiran Clothing Ltd.	1,817	9,095
	Kirloskar Brothers Ltd.	5,543	94,240
	Kirloskar Ferrous Industries Ltd.	6,216	30,305
	Kirloskar Oil Engines Ltd.	10,741	137,055
	Kirloskar Pneumatic Co. Ltd.	2,651	32,813
	Kitex Garments Ltd.	3,573	6,668
	KNR Constructions Ltd.	19,028	30,755
	Kovai Medical Center & Hospital Ltd.	977	56,976
	KPR Mill Ltd.	10,562	100,068
	KRBL Ltd.	9,467	35,344
	Krsnaa Diagnostics Ltd.	1,854	14,402
	KSB Ltd.	6,625	50,581
	L&T Finance Ltd.	125,185	389,816
	LA Opala RG Ltd.	3,233	6,741
Ω	Laurus Labs Ltd.	5,430	57,114
	LG Balakrishnan & Bros Ltd.	4,876	91,364
	LIC Housing Finance Ltd.	52,307	300,064
	Linde India Ltd.	621	40,545
	LT Foods Ltd.	25,353	102,307
	Lumax Auto Technologies Ltd.	4,144	60,785
	Lumax Industries Ltd.	360	19,039
	Lupin Ltd.	29,069	679,369
	LUX Industries Ltd.	482	4,827
	Maharashtra Scooters Ltd.	720	105,628
	Maharashtra Seamless Ltd.	9,160	52,113
	Mahindra & Mahindra Financial Services Ltd.	94,550	381,924
	Mahindra Lifespace Developers Ltd.	16,834	68,686
Ω	Mahindra Logistics Ltd.	6,191	24,139
*	Man Industries India Ltd.	4,449	15,788
	Man Infraconstruction Ltd.	20,147	24,184
	Manappuram Finance Ltd.	86,581	268,247
	Marksans Pharma Ltd.	51,545	91,728
Ω	MAS Financial Services Ltd.	8,817	31,088
	Mastek Ltd.	2,382	53,335
	Mayur Uniquoters Ltd.	2,174	12,132
		Shares	Value»
INDIA — (Continued)
	Mazagon Dock Shipbuilders Ltd.	4,412	$123,726
*	Medplus Health Services Ltd.	3,435	29,911
	Minda Corp. Ltd.	10,408	64,011
Ω	Mishra Dhatu Nigam Ltd.	11,441	46,505
	MOIL Ltd.	10,893	43,600
	Monte Carlo Fashions Ltd.	1,697	10,479
	Morepen Laboratories Ltd.	76,735	30,500
	Motilal Oswal Financial Services Ltd.	26,176	214,087
	Mphasis Ltd.	8,293	249,048
	MRF Ltd.	327	473,114
	Muthoot Finance Ltd.	19,462	808,543
	Natco Pharma Ltd.	13,343	121,199
	National Aluminium Co. Ltd.	131,702	545,295
	Nava Ltd.	24,941	152,047
	Navneet Education Ltd.	13,541	21,183
	NCC Ltd.	75,278	120,281
	NESCO Ltd.	3,096	38,419
	Neuland Laboratories Ltd.	878	126,294
	NIIT Learning Systems Ltd.	11,898	51,815
	Nilkamal Ltd.	1,015	15,203
Ω	Nippon Life India Asset Management Ltd.	11,787	112,223
	NMDC Ltd.	435,198	382,371
*	NMDC Steel Ltd.	99,766	45,772
	NRB Bearings Ltd.	5,264	14,662
	Nucleus Software Exports Ltd.	803	7,944
	Nuvama Wealth Management Ltd.	5,125	74,936
	Oberoi Realty Ltd.	18,904	306,631
	One 97 Communications Ltd.	19,589	241,014
	Oracle Financial Services Software Ltd.	1,172	98,696
	Orient Cement Ltd.	14,411	24,594
	Oriental Hotels Ltd.	9,781	10,757
	Paisalo Digital Ltd.	74,660	27,638
	Panama Petrochem Ltd.	4,921	15,628
	Patanjali Foods Ltd.	35,949	195,892
*	Patel Engineering Ltd.	62,663	19,560
*	PC Jeweller Ltd.	554,610	64,444
	PCBL Chemical Ltd.	5,140	14,753
*	Pennar Industries Ltd.	6,497	12,180
	Persistent Systems Ltd.	776	50,982

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Petronet LNG Ltd.	133,201	$419,590
	Phoenix Mills Ltd.	27,594	499,878
	PI Industries Ltd.	7,001	241,451
*	Piramal Finance Ltd.	11,577	218,986
	Piramal Pharma Ltd.	66,550	112,114
	PIX Transmissions Ltd.	265	3,781
Ω	PNB Housing Finance Ltd.	18,281	163,431
	Pokarna Ltd.	1,954	15,622
	Power Finance Corp. Ltd.	129,145	532,162
	Power Mech Projects Ltd.	1,572	35,288
	Praj Industries Ltd.	4,375	13,902
	Prakash Industries Ltd.	12,834	17,070
Ω	Prataap Snacks Ltd.	1,973	24,345
	Prestige Estates Projects Ltd.	26,383	419,244
	Pricol Ltd.	18,565	111,379
*	Prism Johnson Ltd.	45,272	62,275
	Privi Speciality Chemicals Ltd.	741	22,614
*	PTC India Financial Services Ltd.	31,087	11,111
	PTC India Ltd.	49,707	93,050
*	Puravankara Ltd.	7,743	19,503
*	PVR Inox Ltd.	8,845	94,031
Ω	Quess Corp. Ltd.	11,307	25,572
	Radico Khaitan Ltd.	657	20,137
	Rain Industries Ltd.	35,316	59,437
	Rallis India Ltd.	10,770	32,245
	Ramco Cements Ltd.	16,711	202,503
*	Ramco Systems Ltd.	2,857	14,635
	Ramkrishna Forgings Ltd.	6,538	36,173
	Rane Holdings Ltd.	1,439	20,476
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	33,971
	Ratnamani Metals & Tubes Ltd.	1,125	26,277
*	Raymond Lifestyle Ltd.	4,978	56,393
*	Raymond Ltd.	6,223	26,097
*	Raymond Realty Ltd.	6,223	34,076
Ω	RBL Bank Ltd.	76,650	248,217
	REC Ltd.	64,743	256,878
	Redington Ltd.	113,553	335,891
	Redtape Ltd.	12,120	16,330
*	Reliance Power Ltd.	456,424	140,612
	Repco Home Finance Ltd.	8,101	35,812
	Responsive Industries Ltd.	4,608	8,396
	RITES Ltd.	14,980	37,241
	Rossari Biotech Ltd.	1,951	11,783
	Saksoft Ltd.	283	530
		Shares	Value»
INDIA — (Continued)
	Samvardhana Motherson International Ltd.	119,208	$146,063
	Sandhar Technologies Ltd.	1,690	9,005
	Sanghvi Movers Ltd.	4,064	13,307
Ω	Sansera Engineering Ltd.	2,696	50,435
	Sarda Energy & Minerals Ltd.	14,770	79,055
	Saregama India Ltd.	5,067	18,627
	Savita Oil Technologies Ltd.	2,310	8,774
*	SBFC Finance Ltd.	13,226	12,257
	SBI Cards & Payment Services Ltd.	14,607	119,952
	Schaeffler India Ltd.	1,175	46,050
Ω	SH Kelkar & Co. Ltd.	5,846	9,166
	Shakti Pumps India Ltd.	5,610	38,174
	Sharda Cropchem Ltd.	3,090	34,283
	Sharda Motor Industries Ltd.	1,426	13,285
	Shilpa Medicare Ltd.	12,786	40,602
	Shipping Corp. of India Land & Assets Ltd.	25,479	12,500
	Shipping Corp. of India Ltd.	25,479	62,526
	Shriram Finance Ltd.	137,267	1,523,739
	Shriram Pistons & Rings Ltd.	441	13,290
*	SIS Ltd.	5,637	20,619
	Siyaram Silk Mills Ltd.	3,403	19,190
	SJS Enterprises Ltd.	2,570	46,666
	Sobha Ltd.	8,336	130,922
	Solar Industries India Ltd.	390	57,065
	Somany Ceramics Ltd.	2,041	9,050
	South Indian Bank Ltd.	528,161	216,401
	Star Cement Ltd.	15,455	36,662
*	Star Health & Allied Insurance Co. Ltd.	15,235	77,874
	Steel Authority of India Ltd.	206,149	337,227
*	Sterlite Technologies Ltd.	22,270	25,571
*	STL Networks Ltd.	22,270	4,882
	Strides Pharma Science Ltd.	13,715	130,922
*	Stylam Industries Ltd.	577	13,940
	Subros Ltd.	4,472	39,681
	Sudarshan Chemical Industries Ltd.	1,800	17,762
	Sun TV Network Ltd.	15,404	93,159
	Sundaram Finance Ltd.	9,828	557,306

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundram Fasteners Ltd.	7,883	$80,269
	Sunflag Iron & Steel Co. Ltd.	4,493	11,990
	Suprajit Engineering Ltd.	9,611	46,651
	Supreme Petrochem Ltd.	8,621	53,157
	Supriya Lifescience Ltd.	1,319	9,711
	Surya Roshni Ltd.	14,724	39,618
Ω	Syngene International Ltd.	12,699	65,507
*	TARC Ltd.	9,361	15,487
	Tata Chemicals Ltd.	12,439	100,825
	Tata Consumer Products Ltd.	80,783	995,615
	Tata Steel Ltd.	22,494	46,820
	TD Power Systems Ltd.	6,975	54,754
*	TeamLease Services Ltd.	1,113	16,750
	Techno Electric & Engineering Co. Ltd.	10,979	116,979
	Texmaco Rail & Engineering Ltd.	50,683	70,817
	Thomas Cook India Ltd.	26,493	35,454
	Time Technoplast Ltd.	51,028	100,575
	Titagarh Rail System Ltd.	8,467	76,053
	Tourism Finance Corp. of India Ltd.	42,635	29,975
	Transport Corp. of India Ltd.	4,427	51,243
	Trident Ltd.	167,972	47,632
	Triveni Engineering & Industries Ltd.	10,691	43,309
	TTK Prestige Ltd.	5,007	32,136
	TVS Srichakra Ltd.	777	34,326
	Uflex Ltd.	6,902	34,882
*	Ugro Capital Ltd.	14,312	22,877
*Ω	Ujjivan Small Finance Bank Ltd.	84,580	59,622
*	Unichem Laboratories Ltd.	3,734	15,357
	Union Bank of India Ltd.	178,021	348,957
	UPL Ltd.	88,851	678,988
	Usha Martin Ltd.	30,875	137,023
	UTI Asset Management Co. Ltd.	6,565	68,875
	VA Tech Wabag Ltd.	5,913	69,433
	Vaibhav Global Ltd.	6,445	15,684
	Vardhman Textiles Ltd.	16,925	79,648
		Shares	Value»
INDIA — (Continued)
Ω	Varroc Engineering Ltd.	5,366	$33,338
	Vedanta Ltd.	7,746	57,158
	Veedol Corp. Ltd.	415	6,480
	Vesuvius India Ltd.	12,920	70,201
*	Vodafone Idea Ltd.	1,094,486	132,808
	Voltamp Transformers Ltd.	854	68,232
	Voltas Ltd.	20,377	293,455
	VRL Logistics Ltd.	5,978	17,572
	VST Industries Ltd.	7,876	20,093
	VST Tillers Tractors Ltd.	516	31,013
	Welspun Corp. Ltd.	18,515	146,194
	Welspun Enterprises Ltd.	13,957	72,040
	Welspun Living Ltd.	45,005	60,848
	West Coast Paper Mills Ltd.	7,697	33,467
	Whirlpool of India Ltd.	3,307	27,969
*	Wockhardt Ltd.	8,985	135,816
	Wonderla Holidays Ltd.	2,231	12,183
*	Yes Bank Ltd.	1,907,569	444,343
	Zensar Technologies Ltd.	17,247	121,919
	Zydus Lifesciences Ltd.	29,418	282,983
	Zydus Wellness Ltd.	4,936	24,148
TOTAL INDIA			51,297,446
INDONESIA — (1.6%)
	ABM Investama Tbk. PT	133,400	22,874
	Adi Sarana Armada Tbk. PT	531,600	37,782
	AKR Corporindo Tbk. PT	722,600	54,440
	Alamtri Minerals Indonesia Tbk. PT	555,200	66,034
	Aneka Tambang Tbk. PT	1,617,300	398,154
	Aspirasi Hidup Indonesia Tbk. PT	1,819,000	43,317
	Astra Agro Lestari Tbk. PT	86,500	38,090
	Astra Otoparts Tbk. PT	103,700	15,633
	Asuransi Tugu Pratama Indonesia Tbk. PT	170,100	11,698
	Bank BTPN Syariah Tbk. PT	780,100	55,977
	Bank Maybank Indonesia Tbk. PT	1,350,600	17,250
*	Bank Neo Commerce Tbk. PT	1,758,600	41,004

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank OCBC Nisp Tbk. PT	547,400	$47,005
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	341,600	11,313
	Bank Tabungan Negara Persero Tbk. PT	848,065	62,297
	BFI Finance Indonesia Tbk. PT	1,306,700	54,966
*	Buana Lintas Lautan Tbk. PT	3,151,400	92,653
*	Bukalapak.com Tbk. PT	3,408,500	29,488
	Bukit Asam Tbk. PT	655,800	97,111
*	Buma Internasional Grup Tbk. PT	1,421,800	26,427
*	Bumi Resources Minerals Tbk. PT	3,856,800	244,719
	Ciputra Development Tbk. PT	1,814,500	89,952
	Dayamitra Telekomunikasi PT	2,324,900	77,021
	Dharma Satya Nusantara Tbk. PT	248,300	20,384
	Elang Mahkota Teknologi Tbk. PT	2,005,600	117,152
	Elnusa Tbk. PT	809,300	33,284
*	Energi Mega Persada Tbk. PT	2,916,600	227,739
	Erajaya Swasembada Tbk. PT	1,727,000	40,850
	ESSA Industries Indonesia Tbk. PT	568,300	22,216
	Gajah Tunggal Tbk. PT	227,100	14,559
	Gudang Garam Tbk. PT	9,100	8,488
*	Harum Energy Tbk. PT	349,600	21,961
	Indah Kiat Pulp & Paper Tbk. PT	308,500	167,992
	Indo Tambangraya Megah Tbk. PT	63,900	83,693
	Indocement Tunggal Prakarsa Tbk. PT	146,500	58,139
	Indofood CBP Sukses Makmur Tbk. PT	143,900	68,285
	Indofood Sukses Makmur Tbk. PT	732,100	297,299
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	1,528,400	9,076
	Japfa Comfeed Indonesia Tbk. PT	971,600	160,543
		Shares	Value»
INDONESIA — (Continued)
	Kawasan Industri Jababeka Tbk. PT	3,322,300	$45,155
	Map Aktif Adiperkasa PT	1,120,000	46,973
	Medco Energi Internasional Tbk. PT	1,673,840	152,468
*	Media Nusantara Citra Tbk. PT	1,220,400	18,203
*	Merdeka Battery Materials Tbk. PT	3,971,000	165,767
	Metrodata Electronics Tbk. PT	289,800	9,830
	Mitra Adiperkasa Tbk. PT	1,504,700	106,384
	Mitra Pinasthika Mustika Tbk. PT	335,600	19,990
	Pakuwon Jati Tbk. PT	2,166,500	46,473
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	40,502
	Puradelta Lestari Tbk. PT	2,071,600	17,281
	Salim Ivomas Pratama Tbk. PT	780,700	26,538
	Sampoerna Agro Tbk. PT	77,700	36,213
	Samudera Indonesia Tbk. PT	1,589,000	35,904
	Sarana Menara Nusantara Tbk. PT	2,067,400	64,415
	Semen Indonesia Persero Tbk. PT	439,942	64,504
	Summarecon Agung Tbk. PT	1,244,000	29,367
	Surya Citra Media Tbk. PT	3,616,900	53,924
	Surya Semesta Internusa Tbk. PT	1,042,000	97,428
	Tempo Scan Pacific Tbk. PT	82,400	13,259
	Timah Tbk. PT	493,000	95,270
	Trimegah Bangun Persada Tbk. PT	1,230,800	100,264
	Triputra Agro Persada PT	966,300	86,210
	Tunas Baru Lampung Tbk. PT	536,000	20,936
	United Tractors Tbk. PT	241,600	376,378
	Vale Indonesia Tbk. PT	418,140	161,214
*††	Waskita Karya Persero Tbk. PT	1,125,300	2,540
*	Wir Asia Tbk. PT	3,146,500	16,334

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XLSMART Telecom Sejahtera Tbk. PT	852,013	$167,851
TOTAL INDONESIA			5,104,440
KUWAIT — (0.7%)
	A'ayan Leasing & Investment Co. KSCP	143,965	98,011
	Agility Public Warehousing Co. KSCC	216,529	94,928
	Al Ahli Bank of Kuwait KSCP	168,189	161,862
*	Alimtiaz Investment Group KSC	219,766	36,012
	Arzan Financial Group for Financing & Investment KPSC	60,996	66,686
	Boubyan Petrochemicals Co. KSCP	58,356	107,548
	Burgan Bank SAK	223,703	145,163
	Commercial Facilities Co. SAKP	27,850	24,631
	Gulf Bank KSCP	342,702	384,743
	Gulf Cables & Electrical Industries Group Co. KSCP	2,897	18,903
	Kuwait Cement Co. KSC	50,992	68,602
	Kuwait Financial Centre SAK	32,308	14,827
	Kuwait Insurance Co. SAK	15,388	30,535
	Kuwait International Bank KSCP	158,516	140,397
	Kuwait Investment Co. SAK	38,322	26,448
	Mobile Telecommunications Co. KSCP	16,786	27,969
	National Industries Group Holding SAK	329,155	282,930
	National Investments Co. KSCP	92,515	81,633
*	Warba Bank KSCP	430,422	397,266
TOTAL KUWAIT			2,209,094
MALAYSIA — (1.6%)
	Able Global Bhd.	30,900	13,106
#	Aeon Co. M Bhd.	96,000	30,147
	AEON Credit Service M Bhd.	23,400	34,817
#*	AFFIN Bank Bhd.	125,276	85,058
	Ajinomoto Malaysia Bhd.	4,200	14,543
		Shares	Value»
MALAYSIA — (Continued)
	Alliance Bank Malaysia Bhd.	164,741	$218,822
	Allianz Malaysia Bhd.	10,500	61,271
	AME Elite Consortium Bhd.	28,400	10,810
	AMMB Holdings Bhd. (AMM MK)	99,400	162,570
#	Bank Islam Malaysia Bhd.	127,300	79,774
	Batu Kawan Bhd.	16,200	79,499
*	Berjaya Corp. Bhd.	342,144	23,375
*	Bermaz Auto Bhd.	64,000	13,452
#	Cahya Mata Sarawak Bhd.	118,100	43,109
	Chin Teck Plantations Bhd.	5,500	14,854
#	Dayang Enterprise Holdings Bhd.	106,300	48,474
#	Dialog Group Bhd.	192,400	80,241
	DRB-Hicom Bhd.	33,300	9,122
#	Duopharma Biotech Bhd.	117,952	41,008
*	Eastern & Oriental Bhd.	114,400	21,302
#	Eco World Development Group Bhd.	136,900	77,467
	FAR East Holdings Bhd.	1,400	1,430
	Gamuda Bhd.	585,578	658,385
	Genting Bhd.	280,500	203,253
	Genting Malaysia Bhd.	341,400	171,497
	Genting Plantations Bhd.	46,400	60,759
	Guan Chong Bhd.	42,000	7,336
#	HAP Seng Consolidated Bhd.	46,500	35,251
#	Hap Seng Plantations Holdings Bhd.	27,100	15,707
#	Hibiscus Petroleum Bhd.	80,759	31,905
	Hong Leong Industries Bhd.	10,000	42,911
	IGB Bhd.	61,123	55,326
	IJM Corp. Bhd.	291,100	197,852
	IOI Properties Group Bhd.	252,700	204,392
	Jaya Tiasa Holdings Bhd.	113,300	30,222
#	Keck Seng Malaysia Bhd.	19,600	27,469
	Kerjaya Prospek Group Bhd.	39,200	26,983
	Kretam Holdings Bhd.	133,900	23,397
#	KSL Holdings Bhd.	57,200	44,292
	LBS Bina Group Bhd.	99,500	10,226

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Leong Hup International Bhd.	128,600	$25,812
	LPI Capital Bhd.	4,100	15,734
	Magni-Tech Industries Bhd.	19,900	10,410
	Magnum Bhd.	111,814	37,466
	Mah Sing Group Bhd.	277,700	81,079
	Malayan Cement Bhd.	31,300	63,425
#	Malayan Flour Mills Bhd.	227,800	36,383
	Malaysia Smelting Corp. Bhd.	35,800	17,336
	Malaysian Pacific Industries Bhd.	3,900	31,695
	Matrix Concepts Holdings Bhd.	177,975	64,761
#	MBM Resources Bhd.	38,200	51,149
#	MBSB Bhd.	368,973	68,415
	Mega First Corp. Bhd.	74,000	61,123
	Mi Technovation Bhd.	70,500	56,263
	MKH Bhd.	39,000	10,126
	MNRB Holdings Bhd.	50,800	33,369
#	OCK Group Bhd.	106,700	10,171
#	OSK Holdings Bhd.	292,199	124,441
	Padini Holdings Bhd.	50,400	24,861
	Pantech Group Holdings Bhd.	62,800	10,405
#	Perak Transit Bhd.	99,100	6,664
	PPB Group Bhd.	22,000	62,956
#	RCE Capital Bhd.	98,200	28,895
#	Sarawak Oil Palms Bhd.	41,700	40,523
	Scientex Bhd.	87,100	85,324
	Sime Darby Bhd.	425,200	232,876
#	Sime Darby Property Bhd.	436,300	166,231
	SKP Resources Bhd.	103,400	15,887
	SP Setia Bhd. Group	311,299	77,673
#	Sunway Bhd.	27,923	40,723
	Syarikat Takaful Malaysia Keluarga Bhd.	26,900	23,677
	Ta Ann Holdings Bhd.	59,700	70,274
#	Top Glove Corp. Bhd.	302,500	46,784
#	TSH Resources Bhd.	116,400	36,422
	Unisem M Bhd.	62,700	50,246
	United Malacca Bhd.	28,200	41,860
	United Plantations Bhd.	8,550	65,486
	UOA Development Bhd.	33,400	15,841
	Velesto Energy Bhd.	874,600	67,490
#	VS Industry Bhd.	398,059	42,334
	Yinson Holdings Bhd.	106,441	63,727
	Zetrix Ai Bhd.	378,000	77,220
TOTAL MALAYSIA			5,204,951
		Shares	Value»
MEXICO — (2.6%)
*	Axtel SAB de CV	75,248	$12,099
Ω	Banco del Bajio SA	108,947	318,749
	Cemex SAB de CV (CEMEXCPO MM)	549,733	683,234
	Cemex SAB de CV (CX US), Sponsored ADR	146,716	1,831,016
*	Cia Minera Autlan SAB de CV	18,124	7,913
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	78,725	76,085
	Corp. Actinver SAB de CV	41,815	52,640
#	Corporativo Fragua SAB de CV	7,267	220,393
	Cydsa SAB de CV	45,021	44,052
	El Puerto de Liverpool SAB de CV, Class C1	19,386	116,919
	GCC SAB de CV	20,343	218,982
#	Genomma Lab Internacional SAB de CV, Class B	98,024	93,279
	Gentera SAB de CV	175,217	486,970
#	Grupo Bimbo SAB de CV	33,733	117,243
	Grupo Comercial Chedraui SA de CV	50,454	345,291
	Grupo Herdez SAB de CV	11,507	48,633
*	Grupo Hotelero Santa Fe SAB de CV	44,113	9,933
*	Grupo Industrial Saltillo SAB de CV	32,423	24,304
*	Grupo Nutrisa SAB de CV	11,507	2,963
	Grupo Televisa SAB (TLEVICPO MM)	194,705	128,348
*Ω	Grupo Traxion SAB de CV	39,637	31,390
*	Industrias CH SAB de CV	11,679	116,282
*	Industrias Penoles SAB de CV	21,809	1,264,163
	KUO SAB de CV	21,555	74,004
	La Comer SAB de CV	10,459	22,413
	Medica Sur SAB de CV	20,670	67,713
	Megacable Holdings SAB de CV	112,944	396,493
*Ω	Nemak SAB de CV	287,386	55,418
*	Ollamani SAB	16,167	69,558
	Orbia Advance Corp. SAB de CV	24,000	25,461

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Organizacion Cultiba SAB de CV	46,456	$29,507
	Organizacion Soriana SAB de CV, Class B	37,912	77,664
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	22,314	349,215
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	2,980	35,807
	Qualitas Controladora SAB de CV	12,657	117,850
	Regional SAB de CV	29,098	260,960
*	Vista Energy SAB de CV (VIST US), ADR	9,340	564,977
TOTAL MEXICO			8,397,921
PHILIPPINES — (0.3%)
	Alliance Global Group, Inc.	409,300	51,613
	Asia United Bank Corp.	24,330	17,425
	China Banking Corp.	123,600	134,396
	Converge Information & Communications Technology Solutions, Inc.	148,700	39,166
	Cosco Capital, Inc.	281,900	34,934
	DMCI Holdings, Inc.	395,300	72,723
*	DoubleDragon Corp.	73,400	12,515
	First Philippine Holdings Corp.	31,550	41,157
	JG Summit Holdings, Inc.	167,300	79,143
	LT Group, Inc.	268,800	72,916
	Megaworld Corp.	1,618,000	60,354
	Metropolitan Bank & Trust Co.	39,150	48,554
	Nickel Asia Corp.	497,000	45,427
	Philcomsat Holdings Corp.	9,064	16,467
	Philex Mining Corp.	326,000	62,344
	Philippine National Bank	50,900	55,384
	Puregold Price Club, Inc.	121,000	73,344
	RFM Corp.	109,000	9,670
	Rizal Commercial Banking Corp.	113,800	48,511
	Robinsons Retail Holdings, Inc.	34,900	21,946
	San Miguel Corp.	36,530	49,659
		Shares	Value»
PHILIPPINES — (Continued)
	Security Bank Corp.	44,520	$49,163
	Union Bank of the Philippines	72,102	31,581
TOTAL PHILIPPINES			1,128,392
POLAND — (1.5%)
	AB SA	2,333	78,177
	Agora SA	8,438	21,877
	Alior Bank SA	18,231	595,054
	Apator SA	2,181	16,176
	ASBISc Enterprises PLC	7,050	76,261
	Asseco Poland SA	9,413	573,214
	Auto Partner SA	10,696	56,718
	Bank Handlowy w Warszawie SA	6,390	207,514
*	Bank Millennium SA	62,100	300,410
*	Bank Ochrony Srodowiska SA	9,478	27,128
	BNPP Bank Polska SA	2,464	101,411
	Boryszew SA	19,241	31,177
*	Cognor Holding SA	35,478	50,499
	Develia SA	71,240	186,967
	Echo Investment SA	23,480	34,308
*	Enea SA	51,632	318,840
*	Eurocash SA	4,930	9,433
#	Inter Cars SA	1,305	232,935
#	KRUK SA	2,756	378,946
*	Lubawa SA	10,808	26,046
*	mBank SA	956	278,866
	Mirbud SA	7,385	27,253
	Newag SA	1,563	54,797
*	PGE Polska Grupa Energetyczna SA	148,231	418,065
	Stalexport Autostrady SA	16,406	13,032
*	Tauron Polska Energia SA	214,020	661,900
	Torpol SA	1,241	20,403
*	VRG SA	42,918	60,029
	Warsaw Stock Exchange	2,575	51,541
	Wirtualna Polska Holding SA	665	11,539
TOTAL POLAND			4,920,516
QATAR — (0.4%)
	Aamal Co.	288,708	68,157
	Barwa Real Estate Co.	17,763	13,361
	Doha Bank QPSC	541,935	411,066
	Doha Insurance Co. QSC	40,320	30,389
	Gulf International Services QSC	73,664	56,468
	Gulf Warehousing Co.	69,588	47,874

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
*	Mazaya Real Estate Development QPSC	177,975	$28,418
	Qatar Industrial Manufacturing Co. QSC	41,774	26,573
	Qatar National Cement Co. QSC	63,673	50,032
	Qatar Navigation QSC	159,233	494,691
	Salam International Investment Ltd. QSC	139,423	29,365
	United Development Co.. QSC	459,523	121,861
TOTAL QATAR			1,378,255
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	16,505	0
*††	RusHydro PJSC (RSHYY US), ADR	93,802	0
*††	VTB Bank PJSC (VTBR LI), GDR	138,363	0
SAUDI ARABIA — (2.1%)
	Ades Holding Co.	58,570	300,100
*	Advanced Petrochemical Co.	5,110	35,350
	Al Babtain Power & Telecommunication Co.	10,425	194,578
	Al Hammadi Holding	13,583	100,582
	Al Hassan Ghazi Ibrahim Shaker Co.	7,724	37,378
	Al Jouf Agricultural Development Co.	2,562	34,127
	Al Yamamah Steel Industries Co.	2,366	23,860
	Alaseel Co.	33,740	33,313
	Al-Dawaa Medical Services Co.	4,552	62,179
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	36,692
*	Amlak International Finance Co.	6,828	20,462
	Arab National Bank	38,278	232,319
	Arabian Cement Co.	9,734	56,605
	Arabian Drilling Co.	4,818	134,866
	Arabian Pipes Co.	17,892	24,811
	Arriyadh Development Co.	17,211	99,539
*	Bank Al-Jazira	113,053	377,610
	Banque Saudi Fransi	26,618	128,129
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Bawan Co.	4,876	$63,346
	City Cement Co.	12,129	43,770
*	Dar Al Arkan Real Estate Development Co.	107,466	535,686
	Eastern Province Cement Co.	8,366	54,686
	Etihad Etisalat Co.	63,978	1,203,945
	First Milling Co.	904	12,181
	Gulf Insurance Group	4,659	30,027
*	Lumi Rental Co.	2,517	32,155
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	59,140
	Middle East Healthcare Co.	6,562	62,125
	Middle East Specialized Cables Co.	4,602	27,996
	Mobile Telecommunications Co. Saudi Arabia	113,887	336,015
*	Najran Cement Co.	16,879	30,097
*	National Agriculture Development Co.	21,816	114,973
	National Co. for Glass Industries	3,510	34,384
	Nayifat Finance Co.	13,593	43,655
	Qassim Cement Co.	8,392	95,655
	Riyadh Cement Co.	7,786	51,466
	Saudi Cement Co.	10,862	104,336
	Saudi Ceramic Co.	11,868	87,934
	Saudi Chemical Co. Holding	105,700	215,366
	Saudi Investment Bank	125,198	467,265
*	Saudi Marketing Co.	2,001	7,490
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	68,072
*	Saudi Public Transport Co.	10,417	27,871
*	Saudi Reinsurance Co.	12,004	89,324
	Saudi Steel Pipe Co.	4,142	44,705
*	Savola Group	24,300	154,808
*	Seera Group Holding	33,818	241,504
*	Sinad Holding Co.	15,831	37,844
	Southern Province Cement Co.	5,913	36,141
	Sumou Real Estate Co.	4,438	39,063
	Sustained Infrastructure Holding Co.	7,743	59,150
	Tabuk Cement Co.	8,849	21,218

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Tanmiah Food Co.	1,093	$17,510
	Theeb Rent A Car Co.	1,986	18,742
*	Umm Al-Qura Cement Co.	2,850	9,861
	United International Transportation Co.	6,599	106,544
	Yamama Cement Co.	20,244	145,145
	Yanbu Cement Co.	8,091	33,641
	Yanbu National Petrochemical Co.	14,589	105,081
TOTAL SAUDI ARABIA			6,902,417
SOUTH AFRICA — (3.7%)
	AECI Ltd.	20,061	117,694
	African Rainbow Minerals Ltd.	15,789	231,054
	Afrimat Ltd.	4,564	12,013
	Altron Ltd., Class A	36,218	43,375
	Astral Foods Ltd.	4,382	74,467
#*	Blu Label Unlimited Group Ltd.	90,389	53,847
	Caxton & CTP Publishers & Printers Ltd.	18,917	15,823
	DataTec Ltd.	55,593	263,316
	Discovery Ltd.	10,948	159,630
	Exxaro Resources Ltd.	17,428	198,669
	Foschini Group Ltd.	32,738	171,631
	Grindrod Ltd.	120,704	128,467
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	45,957	980,722
	Impala Platinum Holdings Ltd.	103,547	1,930,043
	Investec Ltd.	24,846	201,428
	Invicta Holdings Ltd.	10,262	22,859
*	KAP Ltd.	538,761	74,018
	Kumba Iron Ore Ltd.	6,078	134,825
	Lewis Group Ltd.	10,591	62,926
	Momentum Group Ltd.	193,060	449,569
	Motus Holdings Ltd.	26,855	210,709
	Mpact Ltd.	21,681	29,777
	Nedbank Group Ltd.	23,140	378,944
	Netcare Ltd.	114,170	109,526
	Northam Platinum Holdings Ltd.	55,523	1,322,860
	Old Mutual Ltd. (OMU SJ)	750,515	720,293
	Omnia Holdings Ltd.	28,775	150,177
Ω	Pepkor Holdings Ltd.	337,569	551,579
*	Pick n Pay Stores Ltd.	57,379	84,846
	PPC Ltd.	214,288	81,549
	Raubex Group Ltd.	23,054	73,935
	RCL Foods Ltd.	30,615	18,405
	Reunert Ltd.	30,131	115,097
*	Sasol Ltd. (SOL SJ)	83,262	588,103
*	Sibanye Stillwater Ltd. (SSW SJ)	386,147	1,680,669
		Shares	Value»
SOUTH AFRICA — (Continued)
	Southern Sun Ltd.	134,884	$84,195
*	SPAR Group Ltd.	4,910	27,009
	Super Group Ltd.	64,358	69,056
	Telkom SA SOC Ltd.	47,881	174,255
#	Thungela Resources Ltd. (TGA SJ)	11,567	70,950
	Tsogo Sun Ltd.	75,726	37,336
	We Buy Cars Holdings Ltd.	21,753	61,522
	Wilson Bayly Holmes-Ovcon Ltd.	5,583	59,843
	Zeda Ltd.	33,706	28,699
TOTAL SOUTH AFRICA			12,055,710
SOUTH KOREA — (12.0%)
	Aekyung Industrial Co. Ltd.	2,040	17,798
*	Agabang & Co.	4,166	13,296
*	Air Busan Co. Ltd.	8,204	10,275
*	Ajin Industrial Co. Ltd.	5,158	12,417
*	ALUKO Co. Ltd.	5,728	9,093
#	Amorepacific Corp.	4,282	412,169
	Amorepacific Holdings Corp.	3,066	60,948
	Aplus Asset Advisor Co. Ltd.	2,310	19,735
	Asia Cement Co. Ltd.	2,690	23,383
	ASIA Holdings Co. Ltd.	147	29,456
	Avaco Co. Ltd.	2,775	29,363
	Baiksan Co. Ltd.	1,472	12,961
	BGF retail Co. Ltd.	1,561	131,460
*	BH Co. Ltd.	1,851	23,417
	Binggrae Co. Ltd.	1,100	57,014
*	BNC Korea Co. Ltd.	9,119	31,027
	BNK Financial Group, Inc.	48,609	560,127
	Boditech Med, Inc.	1,008	9,102
	Boryung	4,916	31,537
*	Bosung Power Technology Co. Ltd.	5,164	28,040
	Cape Industries Ltd.	2,159	17,755
*	Cheil Electric Co. Ltd.	3,080	21,832
	Cheil Worldwide, Inc.	11,612	176,853
*	Chemtronics Co. Ltd.	1,321	31,980
*	Chong Kun Dang Pharmaceutical Corp.	885	52,463
*	CJ CGV Co. Ltd.	12,126	50,862
	CJ CheilJedang Corp.	1,523	225,231
#	CJ Corp.	2,470	373,042
*	CJ ENM Co. Ltd.	2,559	132,570
	CJ Freshway Corp.	1,674	32,486
	CJ Logistics Corp.	1,300	93,522
	Coocon Corp.	930	21,417
	Coway Co. Ltd.	8,924	516,344
*	Creative & Innovative System	2,204	20,231

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CS Wind Corp.	4,524	$127,519
	Cuckoo Holdings Co. Ltd.	1,775	33,416
	Cuckoo Homesys Co. Ltd.	1,913	31,288
	Daeduck Co. Ltd.	4,415	33,643
	Daeduck Electronics Co. Ltd.	4,888	212,421
	Daehan Flour Mill Co. Ltd.	223	22,437
	Daehan Steel Co. Ltd.	4,554	33,189
*	Dae-Il Corp.	2,910	22,559
	Daesang Corp.	3,678	55,364
	Daesang Holdings Co. Ltd.	4,994	33,545
	Daewon San Up Co. Ltd.	1,355	12,204
*	Daewoo Engineering & Construction Co. Ltd.	18,956	65,105
	Daewoong Co. Ltd.	4,595	76,360
	Daihan Pharmaceutical Co. Ltd.	686	13,835
	Daishin Securities Co. Ltd.	5,660	122,806
#*	Danal Co. Ltd.	6,530	41,377
*	Daou Data Corp.	2,532	49,090
	Daou Technology, Inc.	4,209	154,900
	DB HiTek Co. Ltd.	5,291	386,036
	DB Insurance Co. Ltd.	8,646	853,615
	DB Securities Co. Ltd.	6,337	59,386
*	DB, Inc.	17,623	22,403
	Dentium Co. Ltd.	1,120	37,351
	DI Dong Il Corp.	3,393	47,245
	Digital Daesung Co. Ltd.	3,423	19,256
	DIT Corp.	2,084	31,521
#	DL E&C Co. Ltd.	5,351	164,280
	DL Holdings Co. Ltd.	1,447	41,474
††	DMS Co. Ltd.	4,659	7,684
	DN Automotive Corp.	3,860	67,354
	Dong-A Socio Holdings Co. Ltd.	582	43,863
	Dong-Ah Geological Engineering Co. Ltd.	1,150	13,903
#	Dongjin Semichem Co. Ltd.	5,638	217,002
*	Dongkoo Bio & Pharma Co. Ltd.	2,986	10,993
*	DongKook Pharmaceutical Co. Ltd.	4,132	53,737
	Dongkuk Steel Mill Co. Ltd.	6,644	40,661
	Dongsuh Cos., Inc.	4,124	74,407
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Industries Co. Ltd.	2,121	$61,059
	Dongwon Systems Corp.	607	11,717
	Dongyang E&P, Inc.	702	15,280
	Doosan Bobcat, Inc.	10,082	410,458
	Doosan Co. Ltd.	343	201,017
	DoubleUGames Co. Ltd.	1,873	69,498
*	Dream Security Co. Ltd.	802	947
*	Dreamtech Co. Ltd.	5,850	32,027
*	Duksan Hi-Metal Co. Ltd.	3,663	22,554
	Easy Holdings Co. Ltd.	10,216	36,953
	Ecoplastic Corp.	8,005	17,725
	Ecopro Co. Ltd.	535	60,018
	E-MART, Inc.	2,305	145,489
	ENF Technology Co. Ltd.	2,313	93,707
	Eugene Investment & Securities Co. Ltd.	15,368	45,541
	F&F Co. Ltd.	2,279	115,198
	F&F Holdings Co. Ltd.	741	10,693
*	Foosung Co. Ltd.	7,692	44,985
*	Gabia, Inc.	2,000	46,338
	Geumhwa PSC Co. Ltd.	840	19,321
	Global Standard Technology Co. Ltd.	2,066	41,406
	GOLFZON Co. Ltd.	714	30,062
	GS Global Corp.	11,688	18,822
	GS Holdings Corp. (078930 KS)	7,154	340,751
*	GS P&L Co. Ltd.	1,565	55,686
	GS Retail Co. Ltd.	7,443	114,387
	Gwangju Shinsegae Co. Ltd.	850	18,541
	Haesung Industrial Co. Ltd.	1,837	10,588
	Han Kuk Carbon Co. Ltd.	6,875	160,924
*	Hancom, Inc.	3,287	58,649
	Handsome Co. Ltd.	1,044	13,447
	Hanil Cement Co. Ltd.	4,661	55,288
	Hanil Holdings Co. Ltd.	1,453	15,755
	Hanjin Logistics Corp.	2,072	28,545
	Hankook Tire & Technology Co. Ltd.	14,217	628,801
	HanmiGlobal Co. Ltd.	1,600	20,788
	Hannong Chemicals, Inc.	1,268	22,731
*	Hanon Systems	41,858	95,135
	Hansae Co. Ltd.	1,645	15,956
	Hansol Chemical Co. Ltd.	1,447	281,735

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Paper Co. Ltd.	2,806	$16,380
	Hansol Technics Co. Ltd.	5,142	21,294
	Hanwha Corp.	5,714	453,663
*	Hanwha General Insurance Co. Ltd.	14,136	59,439
*	Hanwha Investment & Securities Co. Ltd.	24,210	107,229
*	Hanwha Life Insurance Co. Ltd.	57,592	139,243
	Hanwha Systems Co. Ltd.	7,549	493,721
	Hanyang Eng Co. Ltd.	2,207	47,908
	Hanyang Securities Co. Ltd.	2,006	28,395
*	Harim Co. Ltd.	12,261	25,975
	Harim Holdings Co. Ltd.	11,433	113,860
	HD Construction Equipment Co. Ltd.	6,405	482,159
	HD Hyundai Co. Ltd.	9,001	1,460,752
	HD Hyundai Heavy Industries Co. Ltd.	314	124,981
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	166,704
	HDC Holdings Co. Ltd.	6,580	86,565
*	Hecto Financial Co. Ltd.	1,609	26,908
*	Hecto Innovation Co. Ltd.	1,657	22,255
	Hite Jinro Co. Ltd.	4,957	60,498
	HK inno N Corp.	2,208	86,090
	HL Holdings Corp.	687	21,758
	HL Mando Co. Ltd.	7,561	335,020
*	Hotel Shilla Co. Ltd.	1,196	38,301
	HS Hyosung Advanced Materials Corp.	620	101,485
	HS Industries Co. Ltd.	3,474	8,024
	Huons Co. Ltd.	1,440	27,471
	Huons Global Co. Ltd.	1,307	46,037
	Hwa Shin Co. Ltd.	3,210	20,743
	Hwaseung Enterprise Co. Ltd.	8,250	28,862
	Hy-Lok Corp.	1,868	43,562
	Hyosung Corp.	870	91,858
#	Hyosung TNC Corp.	703	183,208
	Hyundai Bioland Co. Ltd.	3,006	9,041
	HYUNDAI Corp.	1,819	28,544
	Hyundai Department Store Co. Ltd.	2,633	171,109
	Hyundai Elevator Co. Ltd.	1,707	111,548
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Engineering & Construction Co. Ltd.	6,098	$432,851
	Hyundai Futurenet Co. Ltd.	10,757	24,095
	Hyundai Glovis Co. Ltd.	5,008	844,345
	Hyundai Green Food	5,344	56,662
	Hyundai Home Shopping Network Corp.	852	34,254
#*	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	219,549
	Hyundai Motor Securities Co. Ltd.	4,895	32,280
	Hyundai Steel Co.	8,872	192,551
	Hyundai Wia Corp.	3,549	211,903
	HyVision System, Inc.	3,097	37,528
††	Ilyang Pharmaceutical Co. Ltd.	1,789	12,165
	iM Financial Group Co. Ltd.	25,549	274,718
	iMarketKorea, Inc.	3,411	18,467
	InBody Co. Ltd.	2,353	53,307
	Innocean Worldwide, Inc.	4,974	65,601
	Innox Advanced Materials Co. Ltd.	3,147	70,959
*	Interflex Co. Ltd.	958	8,239
*	Jahwa Electronics Co. Ltd.	1,899	39,441
	JB Financial Group Co. Ltd.	23,757	414,507
*	Jin Air Co. Ltd.	6,265	29,463
	Jinsung T.E.C.	2,075	20,592
	JS Corp.	3,817	31,807
	JVM Co. Ltd.	835	14,676
	JW Life Science Corp.	1,349	12,083
	JW Pharmaceutical Corp.	1,934	41,675
	Kangwon Land, Inc.	13,689	165,562
	KC Co. Ltd.	2,037	47,167
	KC Tech Co. Ltd.	1,888	61,175
	KCC Corp.	847	286,575
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	155,989
	KG Dongbusteel	8,803	34,322
	KG Eco Solution Co. Ltd.	5,772	26,405
*	KG Mobility Co.	4,560	12,283
	Kginicis Co. Ltd.	3,312	26,499
*	KH Vatec Co. Ltd.	2,324	30,817
	KISCO Corp.	2,292	14,905
#	KIWOOM Securities Co. Ltd.	2,451	753,387
*	KNJ Co. Ltd.	1,143	22,106

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar Holdings Co. Ltd.	3,450	$24,082
	Kolon Corp.	916	38,227
	Kolon Industries, Inc.	3,779	143,587
	KONA I Co. Ltd.	952	40,565
	Korea Alcohol Industrial Co. Ltd.	1,839	14,377
#*	Korea Circuit Co. Ltd.	2,410	116,689
	Korea Electric Terminal Co. Ltd.	1,101	57,099
*	Korea Fuel-Tech Corp.	5,130	27,887
*	Korea Information & Communications Co. Ltd.	2,884	16,191
	Korea Information Certificate Authority, Inc.	3,607	16,710
	Korea Investment Holdings Co. Ltd.	6,379	954,264
*	Korea Line Corp.	40,485	54,788
	Korea Petrochemical Ind Co. Ltd.	499	54,137
	Korea United Pharm, Inc.	1,827	24,159
	Korean Air Lines Co. Ltd.	38,555	621,627
	Korean Reinsurance Co.	28,809	235,358
*	Krafton, Inc.	1,369	240,336
	KSS LINE Ltd.	3,271	22,015
	Kumho Petrochemical Co. Ltd.	2,807	280,364
*	Kumho Tire Co., Inc.	19,446	81,182
	Kyeryong Construction Industrial Co. Ltd.	1,162	17,377
*	Kyung Dong Navien Co. Ltd.	1,037	41,428
*	LB Semicon, Inc.	4,003	12,989
	Lee Ku Industrial Co. Ltd.	6,393	26,292
	LF Corp.	3,721	49,619
*	LG Display Co. Ltd. (034220 KS)	53,485	431,256
	LG H&H Co. Ltd.	1,494	271,476
	LG Innotek Co. Ltd.	2,374	403,109
	LG Uplus Corp.	43,286	480,892
	Lotte Chilsung Beverage Co. Ltd.	706	65,339
	Lotte Corp.	3,184	69,186
*	Lotte Data Communication Co.	1,132	16,675
	LOTTE Fine Chemical Co. Ltd.	3,279	107,747
*	Lotte Non-Life Insurance Co. Ltd.	18,648	21,498
	Lotte Rental Co. Ltd.	3,364	71,969
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Wellfood Co. Ltd.	520	$41,915
	LS Corp.	3,430	540,893
	LS Electric Co. Ltd.	982	382,685
	LTC Co. Ltd.	719	13,713
*	LVMC Holdings	17,904	18,443
	LX Hausys Ltd.	1,026	20,619
	LX International Corp.	5,883	156,161
	LX Semicon Co. Ltd.	1,277	48,433
	Maeil Dairies Co. Ltd.	347	8,497
	Mcnex Co. Ltd.	2,125	44,832
*	Medipost Co. Ltd.	4,309	71,571
	MegaStudy Co. Ltd.	1,207	9,302
	MegaStudyEdu Co. Ltd.	1,081	34,918
	Mgame Corp.	3,697	14,730
*	Mirae Asset Life Insurance Co. Ltd.	9,166	59,797
#	Mirae Asset Securities Co. Ltd.	39,636	1,175,030
	Mirae Asset Venture Investment Co. Ltd.	5,057	61,945
	Misto Holdings Corp.	4,477	145,786
*	MONAYONGPYONG	4,143	9,089
*	Motrex Co. Ltd.	3,067	20,580
	mPlus Corp.	2,653	22,995
	Muhak Co. Ltd.	2,641	16,269
	Myoung Shin Industrial Co. Ltd.	9,159	58,316
	Namhae Chemical Corp.	4,529	21,539
	Namuga Co. Ltd.	988	17,135
	NeoPharm Co. Ltd.	2,118	27,507
*	Neowiz	1,943	41,071
*	Nepes Ark Corp.	1,427	18,258
	New Power Plasma Co. Ltd.	3,767	16,003
	Newflex Technology Co. Ltd.	3,299	15,290
	Nexen Corp.	3,941	16,362
	Nexen Tire Corp.	3,768	21,041
	Nexteel Co. Ltd.	2,819	21,943
	NH Investment & Securities Co. Ltd.	23,512	440,812
	NHN Corp.	4,030	90,153
	NHN KCP Corp.	4,060	63,702
	NICE Holdings Co. Ltd.	4,202	40,642
	NongShim Co. Ltd.	597	168,284
	NOVAREX Co. Ltd.	3,270	31,810
*	OCI Holdings Co. Ltd.	1,087	86,703
	Orion Corp.	3,170	258,040
	Orion Holdings Corp.	4,507	65,250
*	Osung Advanced Materials Co. Ltd.	10,029	10,600
	Otoki Corp.	246	65,818
	Pan Ocean Co. Ltd.	50,340	163,990
	Paradise Co. Ltd.	6,596	81,030

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Partron Co. Ltd.	8,571	$42,680
	People & Technology, Inc.	3,840	140,497
	PHA Co. Ltd.	1,337	10,945
	PI Advanced Materials Co. Ltd.	2,731	30,706
*	PKC Co. Ltd.	4,913	20,718
	Pond Group Co. Ltd.	2,944	11,838
	Poongsan Corp.	3,373	307,553
	Poongsan Holdings Corp.	1,377	39,643
	Posco International Corp.	2,609	112,657
	POSCO Steeleon Co. Ltd.	829	23,420
*	Power Logics Co. Ltd.	3,491	13,785
	Protec Co. Ltd.	1,461	51,361
#	PSK, Inc.	3,165	133,715
*	Refine Co. Ltd.	1,709	14,355
	RFHIC Corp.	2,544	84,017
	S-1 Corp.	1,819	100,721
*	Sajodaerim Corp.	1,147	28,939
*	Samji Electronics Co. Ltd.	1,764	27,847
	Samjin Pharmaceutical Co. Ltd.	1,495	20,018
	Sammok S-Form Co. Ltd.	2,023	27,762
	SAMPYO Cement Co. Ltd.	9,240	53,838
	Samsung Card Co. Ltd. (029780 KS)	5,410	213,273
	Samsung Electro-Mechanics Co. Ltd.	7,275	1,399,118
	Samsung Engineering Co. Ltd.	25,040	533,009
	Samsung Securities Co. Ltd.	12,155	762,947
*	SAMT Co. Ltd.	12,775	40,754
*	Samyang Biopharmaceuticals Corp.	486	32,278
	Samyang Corp.	930	30,679
	Samyang Holdings Corp.	457	19,267
	Sangsin Energy Display Precision Co. Ltd.	2,635	27,786
	Saramin Co. Ltd.	1,151	10,390
	SeAH Besteel Holdings Corp.	3,013	153,213
	SeAH Steel Corp.	231	19,362
	SeAH Steel Holdings Corp.	380	35,840
	Sebang Global Battery Co. Ltd.	1,376	60,795
		Shares	Value»
SOUTH KOREA — (Continued)
	Seegene, Inc.	5,261	$104,076
	Segyung Hitech Co. Ltd.	3,979	13,816
	Seobu T&D	6,459	78,809
*††	Seohee Construction Co. Ltd.	38,458	32,516
*	Seojin System Co. Ltd.	1,410	37,142
*	Seoul Semiconductor Co. Ltd.	3,808	20,489
	Seoyon Co. Ltd.	4,130	30,572
	Seoyon E-Hwa Co. Ltd.	2,518	26,456
*††	Sewon E&C Co. Ltd.	7,730	489
	SGC Energy Co. Ltd.	1,829	27,616
*	Shin Heung Energy & Electronics Co. Ltd.	3,486	15,735
	Shinsegae Information & Communication Co. Ltd.	2,090	26,484
	Shinsegae, Inc.	677	149,988
	Shinyoung Securities Co. Ltd.	986	120,488
*	SIMMTECH Co. Ltd.	1,774	73,417
	Sindoh Co. Ltd.	476	15,598
	SK Chemicals Co. Ltd.	945	43,918
	SK Discovery Co. Ltd.	2,070	83,105
*	SK Eternix Co. Ltd.	2,859	40,209
	SK Gas Ltd.	546	88,129
	SK Networks Co. Ltd.	24,348	94,500
*	SK oceanplant Co. Ltd.	5,032	65,754
	SL Corp.	3,275	126,112
	SNT Dynamics Co. Ltd.	2,911	100,253
	SNT Holdings Co. Ltd.	951	35,736
	SNT Motiv Co. Ltd.	2,958	71,990
*	S-Oil Corp.	1,863	136,865
	Solid, Inc.	14,983	88,240
*	SOLUM Co. Ltd.	3,055	33,436
	Songwon Industrial Co. Ltd.	2,470	15,546
	Soosan Industries Co. Ltd.	1,110	19,078
	Soulbrain Co. Ltd.	555	186,247
	Soulbrain Holdings Co. Ltd.	1,012	41,156
*	Studio Dragon Corp.	2,041	69,700
*	Sung Kwang Bend Co. Ltd.	2,934	66,140
*	Sungshin Cement Co. Ltd.	4,536	30,952
	Sungwoo Hitech Co. Ltd.	8,732	48,456
*	Sunjin Co. Ltd.	2,195	17,113
*	Suprema, Inc.	1,563	47,288
*	Synergy Innovation Co. Ltd.	6,091	10,024

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Systems Technology, Inc.	1,635	$42,597
*	Taewoong Co. Ltd.	1,838	38,863
#*	Taihan Cable & Solution Co. Ltd.	12,574	255,205
	TES Co. Ltd.	1,168	57,575
	TK Corp.	3,405	66,937
	TKG Huchems Co. Ltd.	3,899	54,059
	TLB Co. Ltd.	1,680	68,563
*	Tongyang Life Insurance Co. Ltd.	9,098	43,427
	Tovis Co. Ltd.	1,651	17,852
	TS Corp.	6,440	12,429
	TSE Co. Ltd.	768	41,256
*	Tuksu Construction Co. Ltd.	2,788	12,776
	TYM Corp.	5,445	26,757
	Uju Electronics Co. Ltd.	1,103	24,128
	Unid Co. Ltd.	825	45,597
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	31,959
*	Unitrontech Co. Ltd.	2,709	12,774
	Value Added Technology Co. Ltd.	1,095	15,675
*††	Vidente Co. Ltd.	4,562	1,975
	Vieworks Co. Ltd.	1,576	30,921
#*	Wonik Holdings Co. Ltd.	9,691	282,301
#	WONIK IPS Co. Ltd.	3,329	261,889
	Wonik Materials Co. Ltd.	1,147	31,637
	Wonik QnC Corp.	1,343	26,350
	Woojin, Inc.	3,439	62,006
*	Woori Technology Investment Co. Ltd.	8,023	46,994
	Worldex Industry & Trading Co. Ltd.	1,282	22,913
	Xexymix Corp.	4,023	14,688
	Young Poong Corp.	937	42,078
	Youngone Corp.	3,883	245,267
	Youngone Holdings Co. Ltd.	1,334	191,612
	Yuanta Securities Korea Co. Ltd.	17,353	55,573
*	Zeus Co. Ltd.	4,043	54,855
	Zinus, Inc.	3,322	28,966
TOTAL SOUTH KOREA			39,380,273
TAIWAN — (17.6%)
	Abico Avy Co. Ltd.	35,493	52,532
#	Ability Enterprise Co. Ltd.	41,431	110,835
	AcBel Polytech, Inc.	110,989	173,388
	Acer, Inc.	479,000	380,624
		Shares	Value»
TAIWAN — (Continued)
#	ACES Electronic Co. Ltd.	28,985	$58,975
*	Acon Holding, Inc.	55,000	12,547
	Action Electronics Co. Ltd.	24,000	8,025
	Actron Technology Corp.	9,000	36,951
	ADATA Technology Co. Ltd.	53,621	606,890
	Advanced Ceramic X Corp.	3,000	14,690
	Advanced International Multitech Co. Ltd.	20,000	44,899
	Advanced Power Electronics Corp.	10,000	29,074
	Advancetek Enterprise Co. Ltd.	49,000	46,266
	Aerospace Industrial Development Corp.	65,000	109,298
	AGV Products Corp.	144,000	48,435
	Air Asia Co. Ltd.	13,000	20,549
	Allied Supreme Corp.	5,000	38,168
	Alltek Technology Corp.	24,040	25,241
	Alpha Networks, Inc.	43,773	45,610
	Altek Corp.	63,605	78,705
	Amazing Microelectronic Corp.	16,000	42,650
	Ambassador Hotel	49,000	67,473
	AMPACS Corp.	10,000	8,782
	Ampak Technology, Inc.	7,000	13,938
	Ampire Co. Ltd.	12,000	10,134
	AmTRAN Technology Co. Ltd.	121,827	78,303
	Anji Technology Co. Ltd.	18,000	19,471
#	Apacer Technology, Inc.	35,000	135,173
	APAQ Technology Co. Ltd.	2,000	10,401
#	Apex Dynamics, Inc.	2,000	48,801
	ARBOR Technology Corp.	14,000	18,441
	Arcadyan Technology Corp.	24,000	136,298
	Ardentec Corp.	81,000	407,954
	Arizon RFID Technology Cayman Co. Ltd.	2,000	6,841
	Asia Cement Corp.	418,000	466,408
#	Asia Optical Co., Inc.	30,000	153,960
	Asia Tech Image, Inc.	18,000	43,461
	Aten International Co. Ltd.	14,000	26,797
	Audix Corp.	23,000	48,550

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	AUO Corp. (2409 TT)	218,000	$94,423
	Avalue Technology, Inc.	4,000	11,353
	Avermedia Technologies	14,000	17,342
	Axiomtek Co. Ltd.	7,695	20,197
	Azurewave Technologies, Inc.	9,000	16,781
	Bank of Kaohsiung Co. Ltd.	177,588	67,665
	Basso Industry Corp.	30,000	32,594
	BenQ Materials Corp.	31,000	19,145
*	BES Engineering Corp.	207,725	90,087
	Best Precision Industrial Co. Ltd.	4,000	13,251
*	Bin Chuan Enterprise Co. Ltd.	11,000	18,017
	Bizlink Holding, Inc.	6,059	246,064
	Brave C&H Supply Co. Ltd.	4,000	8,373
	Brightek Optoelectronic Co. Ltd.	9,000	10,851
	Brighton-Best International Taiwan, Inc.	77,000	84,158
	Capital Futures Corp.	19,552	31,862
	Capital Securities Corp.	302,000	283,514
	Castles Technology Co. Ltd.	8,000	14,409
	Caswell, Inc.	4,000	10,692
	Cathay Real Estate Development Co. Ltd.	101,000	70,679
*	CCP Contact Probes Co. Ltd.	11,000	20,690
	Celxpert Energy Corp.	10,747	12,766
	Cenra, Inc.	29,000	31,252
	Central Reinsurance Co. Ltd.	58,674	49,596
	Chailease Holding Co. Ltd.	243,780	803,458
	Chang Hwa Commercial Bank Ltd.	673,274	435,813
	Chang Wah Electromaterials, Inc.	51,000	74,335
	Channel Well Technology Co. Ltd.	13,000	25,785
	Chant Sincere Co. Ltd.	9,000	14,540
	CHC Healthcare Group	27,000	29,051
	Chen Full International Co. Ltd.	12,000	15,558
		Shares	Value»
TAIWAN — (Continued)
	Cheng Loong Corp.	169,000	$95,023
#	Cheng Shin Rubber Industry Co. Ltd.	334,000	323,841
	Cheng Uei Precision Industry Co. Ltd.	74,000	90,978
	Chia Chang Co. Ltd.	17,000	20,240
	Chicony Electronics Co. Ltd.	16,000	59,150
	Chien Kuo Construction Co. Ltd.	23,200	23,820
	China Airlines Ltd.	607,000	427,018
	China Bills Finance Corp.	133,000	68,695
	China Metal Products	64,000	49,478
	China Steel Chemical Corp.	5,000	11,759
	China Steel Corp.	697,000	458,588
	China Steel Structure Co. Ltd.	14,000	19,129
	China Wire & Cable Co. Ltd.	15,000	19,518
	Chinese Maritime Transport Ltd.	20,000	39,154
	Ching Feng Home Fashions Co. Ltd.	27,111	17,096
	Chin-Poon Industrial Co. Ltd.	79,000	95,377
	Chipbond Technology Corp.	114,000	197,813
	ChipMOS Technologies, Inc. (8150 TT)	120,000	225,830
	Chlitina Holding Ltd.	8,000	26,198
	Chong Hong Construction Co. Ltd.	32,000	78,555
	Chun Yuan Steel Industry Co. Ltd.	92,000	62,997
	Clevo Co.	73,000	86,042
#	Compal Electronics, Inc.	784,000	809,141
	Compeq Manufacturing Co. Ltd.	168,000	895,738
	Complex Micro Interconnection Co. Ltd.	9,000	10,645
	Concord Securities Co. Ltd.	103,383	54,723
	Contrel Technology Co. Ltd.	61,000	102,380
	Coremax Corp.	17,411	37,309
#	Coretronic Corp.	67,000	185,576
	Co-Tech Development Corp.	12,000	99,653
	Creative Sensor, Inc.	15,000	29,092

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Crowell Development Corp.	33,000	$28,700
	CTCI Corp.	99,118	97,084
	CviLux Corp.	8,500	23,086
	Cyberlink Corp.	6,000	15,833
	CyberPower Systems, Inc.	9,000	51,687
#*	CyberTAN Technology, Inc.	61,000	49,872
	Cystech Electronics Corp.	5,000	13,534
	DA CIN Construction Co. Ltd.	48,000	104,844
	Dafeng TV Ltd.	9,000	13,777
	Da-Li Development Co. Ltd.	91,447	136,130
	Darfon Electronics Corp.	37,000	36,417
	Darwin Precisions Corp.	53,100	21,514
	De Licacy Industrial Co. Ltd.	55,060	19,642
	Delpha Construction Co. Ltd.	56,000	46,646
	Depo Auto Parts Ind Co. Ltd.	26,000	124,257
	Dimerco Express Corp.	20,600	51,554
	D-Link Corp.	103,040	51,331
	Donpon Precision, Inc.	9,800	15,267
	Dynamic Holding Co. Ltd.	31,526	141,080
	Dynapack International Technology Corp.	23,000	244,092
	Eastern Media International Corp.	49,465	32,157
*	Edom Technology Co. Ltd.	20,900	25,844
#	Elite Advanced Laser Corp.	23,000	181,487
	Elitegroup Computer Systems Co. Ltd.	59,000	50,088
	Emerging Display Technologies Corp.	48,000	35,645
	Ennoconn Corp.	5,000	44,707
	EnTie Commercial Bank Co. Ltd.	61,000	25,905
	Episil-Precision, Inc.	11,000	22,086
	Eson Precision Ind Co. Ltd.	20,000	53,285
	Eternal Materials Co. Ltd.	158,000	306,948
	Eurocharm Holdings Co. Ltd.	11,000	48,816
	Eva Airways Corp.	431,041	510,196
*	Everest Textile Co. Ltd.	92,326	19,497
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	43,500	$77,788
	EVERGREEN Steel Corp.	27,000	87,750
	Everlight Chemical Industrial Corp.	92,000	60,556
	Everlight Electronics Co. Ltd.	83,000	146,187
	Excelsior Medical Co. Ltd.	32,501	81,224
	Far Eastern Department Stores Ltd.	183,000	127,688
	Far Eastern International Bank	509,557	201,973
	Far Eastern New Century Corp.	580,000	510,681
	Farglory F T Z Investment Holding Co. Ltd.	27,358	40,095
	Farglory Land Development Co. Ltd.	48,000	101,166
	Feedback Technology Corp.	10,800	46,700
#	Feng Hsin Steel Co. Ltd.	75,000	154,055
	First Insurance Co. Ltd.	45,000	38,656
*	First Steamship Co. Ltd.	184,010	32,220
	Fitipower Integrated Technology, Inc.	17,050	79,141
	Flytech Technology Co. Ltd.	10,000	29,012
	Forcecon Tech Co. Ltd.	10,000	26,684
	Forest Water Environment Engineering Co. Ltd.	17,544	20,378
	Formosa Advanced Technologies Co. Ltd.	29,000	71,835
	Formosa Chemicals & Fibre Corp.	457,000	611,774
	Formosa Laboratories, Inc.	22,704	41,434
	Formosa Optical Technology Co. Ltd.	6,000	18,660
	Formosa Sumco Technology Corp.	5,000	22,145
	Formosan Rubber Group, Inc.	62,100	49,280

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosan Union Chemical Corp.	70,400	$37,957
	Foxconn Technology Co. Ltd.	38,000	68,744
#	Foxsemicon Integrated Technology, Inc.	12,000	106,590
	Franbo Lines Corp.	19,997	12,830
	Froch Enterprise Co. Ltd.	41,000	22,605
	Fu Chun Shin Machinery Manufacture Co. Ltd.	20,000	16,843
	Fu Hua Innovation Co. Ltd.	84,981	45,433
	Fulgent Sun International Holding Co. Ltd.	28,063	83,828
*	Fulltech Fiber Glass Corp.	77,976	225,810
	Fusheng Precision Co. Ltd.	3,000	25,532
#	G Shank Enterprise Co. Ltd.	38,122	100,444
	Gallant Precision Machining Co. Ltd.	8,000	22,098
	Gamania Digital Entertainment Co. Ltd.	23,000	36,787
*	GCS Holdings, Inc.	10,421	76,625
	GEM Services, Inc.	11,000	27,381
	Gemtek Technology Corp.	74,000	66,773
*	General Interface Solution GIS Holding Ltd.	21,000	25,835
	Genius Electronic Optical Co. Ltd.	13,000	186,037
*	Gigastorage Corp.	23,000	20,240
	Global Brands Manufacture Ltd.	65,248	222,434
	Global Lighting Technologies, Inc.	17,000	21,455
	Global Mixed Mode Technology, Inc.	2,000	15,323
	Global PMX Co. Ltd.	15,000	53,844
	Globalwafers Co. Ltd.	33,000	518,846
	Globe Union Industrial Corp.	48,910	15,664
	Gloria Material Technology Corp.	78,000	84,395
	GMI Technology, Inc.	19,966	25,079
	Goldsun Building Materials Co. Ltd.	135,543	151,617
	Good Finance Securities Co. Ltd.	40,000	40,045
		Shares	Value»
TAIWAN — (Continued)
	Good Will Instrument Co. Ltd.	14,000	$22,055
#	Gordon Auto Body Parts	23,000	24,735
	Gourmet Master Co. Ltd.	23,000	54,486
	Grape King Bio Ltd.	16,000	61,500
	Great China Metal Industry	26,000	16,618
	Great Wall Enterprise Co. Ltd.	125,000	202,022
	Greatek Electronics, Inc.	49,000	139,075
	GTM Holdings Corp.	24,000	24,996
	Hannstar Board Corp.	43,361	133,610
	Hanpin Electron Co. Ltd.	14,000	20,347
	Heran Co. Ltd.	12,000	23,089
	Hey Song Corp.	53,000	62,371
	Highwealth Construction Corp.	218,048	256,879
*	Hitron Technology, Inc.	13,000	12,295
#	Hiwin Technologies Corp.	27,000	211,609
	Hiyes International Co. Ltd.	8,000	19,492
	Ho Tung Chemical Corp.	176,000	50,733
	Holdings-Key Electric Wire & Cable Co. Ltd.	10,000	14,381
	Holy Stone Enterprise Co. Ltd.	25,950	85,436
	Hong Pu Real Estate Development Co. Ltd.	35,000	24,970
	Hong TAI Electric Industrial	58,000	66,540
	Hotai Finance Co. Ltd.	26,200	50,339
	Hsin Kuang Steel Co. Ltd.	23,000	28,787
	Hsing TA Cement Co.	29,000	14,214
	Hu Lane Associate, Inc.	18,991	70,160
	HUA ENG Wire & Cable Co. Ltd.	37,000	44,420
	Hua Yu Lien Development Co. Ltd.	20,000	38,751
	Huaku Development Co. Ltd.	50,820	171,223
	Huang Hsiang Construction Corp.	22,538	26,557
	Hung Ching Development & Construction Co. Ltd.	31,000	28,396

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hung Sheng Construction Ltd.	80,680	$51,377
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	30,215
	Hwacom Systems, Inc.	40,000	75,702
	IBF Financial Holdings Co. Ltd.	499,684	264,580
	Ichia Technologies, Inc.	47,000	78,180
	IEI Integration Corp.	29,600	59,745
#	Infortrend Technology, Inc.	52,000	57,177
#	Innolux Corp.	483,627	331,794
	Inpaq Technology Co. Ltd.	19,954	53,124
	Integrated Service Technology, Inc.	6,773	29,017
*	IntelliEPI, Inc.	7,000	86,859
	Inventec Corp.	44,000	62,458
	Iron Force Industrial Co. Ltd.	10,371	31,543
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	26,709
	ITEQ Corp.	35,000	117,296
	Jean Co. Ltd.	21,289	14,320
	Jia Wei Lifestyle, Inc.	7,350	8,103
	Jih Lin Technology Co. Ltd.	6,000	10,324
	Jiin Yeeh Ding Enterprise Co. Ltd.	7,000	21,855
	Johnson Health Tech Co. Ltd.	13,000	60,678
	Kaimei Electronic Corp.	18,400	52,807
	Kedge Construction Co. Ltd.	9,847	26,928
	Kenda Rubber Industrial Co. Ltd.	106,975	67,043
	Kerry TJ Logistics Co. Ltd.	37,000	38,368
	KGI Financial Holding Co. Ltd.	1,658,420	948,293
#	Kindom Development Co. Ltd.	93,790	91,916
	King Chou Marine Technology Co. Ltd.	8,000	13,216
*	Kinko Optical Co. Ltd.	31,455	64,662
	Kinpo Electronics	184,000	153,011
	Kinsus Interconnect Technology Corp.	52,000	413,017
	KMC Kuei Meng International, Inc.	11,000	31,637
	KS Terminals, Inc.	19,000	28,494
	Kung Long Batteries Industrial Co. Ltd.	6,000	23,534
		Shares	Value»
TAIWAN — (Continued)
*	Kung Sing Engineering Corp.	75,900	$50,971
	Kuo Toong International Co. Ltd.	29,399	47,995
	Kwong Lung Enterprise Co. Ltd.	23,000	35,975
	L&K Engineering Co. Ltd.	5,124	92,519
	Lanner Electronics, Inc.	9,000	19,247
	Largan Precision Co. Ltd. (3008 TT)	1,000	76,217
	Laser Tek Taiwan Co. Ltd.	17,000	29,157
	Leadtrend Technology Corp.	6,119	10,410
	Lelon Electronics Corp.	14,000	47,706
	Lemtech Holdings Co. Ltd.	13,200	37,162
	Leo Systems, Inc.	21,000	19,958
*	Leofoo Development Co. Ltd.	17,000	8,831
	Lingsen Precision Industries Ltd.	77,000	66,344
	Lite-On Technology Corp.	6,000	30,841
	Liton Technology Corp.	8,000	12,157
	Long Da Construction & Development Corp.	66,000	64,550
	Longwell Co.	11,000	54,440
	Lotus Pharmaceutical Co. Ltd.	6,000	68,671
	Lucky Cement Corp.	40,000	19,024
	Lumax International Corp. Ltd.	19,800	74,833
	Macauto Industrial Co. Ltd.	6,000	10,566
*	Macronix International Co. Ltd.	95,000	273,301
	Magnate Technology Co. Ltd.	10,000	13,679
	Mayer Steel Pipe Corp.	36,000	27,878
	Megaforce Co. Ltd.	19,000	22,943
	Meiloon Industrial Co.	22,400	17,505
	Mercuries Data Systems Ltd.	13,000	10,491
	Merida Industry Co. Ltd.	26,000	69,533
	Merry Electronics Co. Ltd.	36,933	116,314
	Micro-Star International Co. Ltd.	60,000	171,177

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mildef Crete, Inc.	7,000	$21,871
	MIN AIK Technology Co. Ltd.	28,000	31,166
	Mitac Holdings Corp.	190,238	473,103
	Motech Industries, Inc.	65,000	48,090
	Namchow Holdings Co. Ltd.	38,000	45,312
	Nan Kang Rubber Tire Co. Ltd.	28,000	31,629
	Nan Ya Plastics Corp.	104,000	248,620
	Nan Ya Printed Circuit Board Corp.	26,000	316,661
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	10,434
	Nantex Industry Co. Ltd.	49,000	36,797
*	Nanya Technology Corp.	43,000	435,278
#	National Aerospace Fasteners Corp.	12,172	41,675
*	New Asia Construction & Development Corp.	54,000	24,952
	New Best Wire Industrial Co. Ltd.	11,000	10,787
	Niko Semiconductor Co. Ltd.	11,754	18,141
	Nishoku Technology, Inc.	7,000	25,238
	North-Star International Co. Ltd.	21,000	16,175
	O-Bank Co. Ltd.	208,909	60,578
	Optimax Technology Corp.	17,000	13,352
	Orient Semiconductor Electronics Ltd.	64,000	116,705
	Pacific Hospital Supply Co. Ltd.	6,000	15,552
	Paiho Shih Holdings Corp.	32,025	23,403
	Pan German Universal Motors Ltd.	3,000	25,884
	Pan Jit International, Inc.	56,000	159,559
#	Pan-International Industrial Corp.	76,000	123,718
#	Parpro Corp.	23,000	46,136
	Pegatron Corp.	212,000	467,502
	Pegavision Corp.	8,000	73,516
	PharmaEngine, Inc.	10,000	21,148
	Phison Electronics Corp.	14,000	1,038,249
	Phoenix Silicon International Corp.	21,000	111,610
	Polytronics Technology Corp.	7,000	8,928
		Shares	Value»
TAIWAN — (Continued)
	Posiflex Technology, Inc.	9,000	$50,764
	Pou Chen Corp.	410,000	396,299
	Powertech Technology, Inc.	120,000	950,226
	President Securities Corp.	174,392	161,932
	Primax Electronics Ltd.	68,000	169,610
	Promate Electronic Co. Ltd.	41,000	56,868
	Prosperity Dielectrics Co. Ltd.	28,000	60,648
	Qisda Corp.	192,700	152,962
	QST International Corp.	23,874	33,159
#	Qualipoly Chemical Corp.	15,000	72,938
	Quang Viet Enterprise Co. Ltd.	6,000	13,018
#	Quanta Storage, Inc.	33,000	110,563
	Radiant Opto-Electronics Corp.	83,000	320,673
	Radium Life Tech Co. Ltd.	125,786	42,721
	Raydium Semiconductor Corp.	7,000	51,339
	Rechi Precision Co. Ltd.	61,000	49,240
	Sampo Corp.	55,200	42,235
	San Fang Chemical Industry Co. Ltd.	32,000	32,010
	San Fu Chemical Co. Ltd.	4,000	15,753
	Sanyang Motor Co. Ltd.	57,000	108,186
	Savior Lifetec Corp.	39,000	25,598
	SCI Pharmtech, Inc.	11,000	18,052
	ScinoPharm Taiwan Ltd.	41,000	31,911
	SDI Corp.	12,000	33,456
	Senao International Co. Ltd.	10,000	9,176
	Senao Networks, Inc.	5,000	21,341
	Sensortek Technology Corp.	3,000	17,471
	Sercomm Corp.	43,000	116,225
	Sesoda Corp.	48,776	51,600
	Shanghai Commercial & Savings Bank Ltd.	544,000	681,442
	Sharehope Medicine Co. Ltd.	13,103	9,920
	ShenMao Technology, Inc.	16,000	56,606

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shih Her Technologies, Inc.	7,513	$42,380
*	Shih Wei Navigation Co. Ltd.	66,708	37,405
	Shihlin Electric & Engineering Corp.	29,000	209,760
	Shin Ruenn Development Co. Ltd.	17,000	25,352
	Shinkong Insurance Co. Ltd.	38,000	135,581
	Shinkong Synthetic Fibers Corp.	221,000	104,524
	Shinkong Textile Co. Ltd.	27,000	63,655
*	Shuttle, Inc.	55,000	28,215
	Sigurd Microelectronics Corp.	72,726	298,154
	Silergy Corp.	20,000	176,542
#	Silicon Integrated Systems Corp.	48,620	81,197
	Simplo Technology Co. Ltd.	28,000	307,967
	Sincere Navigation Corp.	48,410	44,697
	Sino-American Silicon Products, Inc.	92,000	348,500
	Sinon Corp.	70,000	100,875
	SinoPac Financial Holdings Co. Ltd.	170,775	154,685
	Sinopower Semiconductor, Inc.	4,000	17,738
	Sinphar Pharmaceutical Co. Ltd.	23,814	23,537
	Sinyi Realty, Inc.	30,000	20,905
	Sirtec International Co. Ltd.	10,000	8,382
	Sitronix Technology Corp.	3,000	18,503
	Siward Crystal Technology Co. Ltd.	28,000	24,822
	Soft-World International Corp.	8,000	25,866
	Solar Applied Materials Technology Corp.	25,000	50,424
	Solteam, Inc.	9,598	15,217
	Sonix Technology Co. Ltd.	24,000	27,655
	Speed Tech Corp.	22,000	25,381
	Sports Gear Co. Ltd.	17,000	54,457
	St. Shine Optical Co. Ltd.	11,000	39,471
	Standard Chemical & Pharmaceutical Co. Ltd.	15,000	29,097
	Standard Foods Corp.	72,000	66,241
		Shares	Value»
TAIWAN — (Continued)
*	Starlux Airlines Co. Ltd.	53,000	$38,654
	Sun Max Tech Ltd.	6,284	13,244
	Sunjuice Holdings Co. Ltd.	3,000	14,907
	Sunny Friend Environmental Technology Co. Ltd.	23,000	55,987
	Sunrex Technology Corp.	30,000	35,795
	Sunspring Metal Corp.	14,177	9,951
	Superalloy Industrial Co. Ltd.	49,000	71,338
#	Supreme Electronics Co. Ltd.	78,219	207,803
#	Swancor Holding Co. Ltd.	10,000	36,754
	Sweeten Real Estate Development Co. Ltd.	39,230	32,006
	Symtek Automation Asia Co. Ltd.	5,346	24,686
	Syncmold Enterprise Corp.	21,000	45,348
	Synmosa Biopharma Corp.	46,179	47,488
	Synnex Technology International Corp.	220,000	455,905
	Systex Corp.	28,000	102,792
	T3EX Global Holdings Corp.	18,000	37,130
	TA Chen Stainless Pipe	326,057	404,773
	Ta Ya Electric Wire & Cable	141,247	185,815
	TA-I Technology Co. Ltd.	20,000	41,395
	Tai Tung Communication Co. Ltd.	22,000	14,430
	Taichung Commercial Bank Co. Ltd.	769,822	488,834
	TaiDoc Technology Corp.	8,000	34,060
#	Taiflex Scientific Co. Ltd.	40,792	112,712
	Taimide Tech, Inc.	20,000	39,252
	Tainan Enterprises Co. Ltd.	15,000	12,250
	Tainan Spinning Co. Ltd.	172,000	74,191
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	39,256
	Taiwan Acceptance Corp.	43,050	106,273
	Taiwan Business Bank	1,396,220	680,343

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	$25,843
	Taiwan Cogeneration Corp.	66,000	90,460
	Taiwan Fire & Marine Insurance Co. Ltd.	37,800	58,841
	Taiwan FU Hsing Industrial Co. Ltd.	31,200	47,450
#*	Taiwan Glass Industry Corp.	208,000	314,351
	Taiwan Hon Chuan Enterprise Co. Ltd.	30,378	115,374
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	26,697	29,912
††	Taiwan Land Development Corp.	217,000	3,465
*	Taiwan Mask Corp.	25,000	30,957
	Taiwan Navigation Co. Ltd.	66,000	64,999
	Taiwan Paiho Ltd.	67,000	106,044
	Taiwan PCB Techvest Co. Ltd.	53,000	59,364
	Taiwan Sanyo Electric Co. Ltd.	21,000	22,918
	Taiwan Semiconductor Co. Ltd.	28,000	56,287
	Taiwan Shin Kong Security Co. Ltd.	51,510	66,721
	Taiwan Surface Mounting Technology Corp.	41,000	119,601
	Taiyen Biotech Co. Ltd.	15,000	15,024
#	Tatung Co. Ltd.	173,750	213,113
	TCC Group Holdings Co. Ltd.	780,000	652,609
	TCI Co. Ltd.	12,000	58,109
	Te Chang Construction Co. Ltd.	13,000	27,858
	Teco Electric & Machinery Co. Ltd.	296,000	754,992
	Test Rite International Co. Ltd.	46,000	29,608
	Thinking Electronic Industrial Co. Ltd.	12,000	63,144
	Thye Ming Industrial Co. Ltd.	16,065	35,982
	Ton Yi Industrial Corp.	154,000	87,293
	Tong Hsing Electronic Industries Ltd.	14,280	63,249
#	Tong Yang Industry Co. Ltd.	58,000	201,019
	Tong-Tai Machine & Tool Co. Ltd.	46,000	48,611
		Shares	Value»
TAIWAN — (Continued)
	Top Bright Holding Co. Ltd.	3,000	$28,516
	Top Union Electronics Corp.	37,047	34,374
	Topco Technologies Corp.	6,000	11,855
	Topkey Corp.	14,000	70,360
	Topoint Technology Co. Ltd.	17,269	110,598
	Transcend Information, Inc.	31,000	258,084
	Trigold Holdings Ltd.	7,000	13,669
	Tripod Technology Corp.	70,000	824,972
	TS Financial Holding Co. Ltd (2887 TT)	2,788,500	2,004,139
	TSC Auto ID Technology Co. Ltd.	4,000	24,595
	TSRC Corp.	90,000	43,449
	Tung Ho Steel Enterprise Corp.	98,850	217,527
	TURVO International Co. Ltd.	6,000	54,697
	TXC Corp.	14,000	38,294
	TYC Brother Industrial Co. Ltd.	38,000	59,498
	Tyntek Corp.	24,000	14,765
	Ubright Optronics Corp.	10,000	17,778
	UDE Corp.	17,000	58,526
	U-Ming Marine Transport Corp.	95,000	186,750
	Unic Technology Corp.	25,000	23,245
	Unimicron Technology Corp.	162,586	1,932,629
#	Union Bank of Taiwan	390,253	231,284
	Union Insurance Co. Ltd.	10,000	9,101
	Unitech Computer Co. Ltd.	19,000	24,613
#	Unitech Printed Circuit Board Corp.	113,032	184,436
	United Alloy-Tech Co.	11,000	20,823
	United Orthopedic Corp.	11,000	37,359
	Univacco Technology, Inc.	9,000	12,994
	Universal Cement Corp.	35,440	33,254
	Utechzone Co. Ltd.	4,000	13,459
	Value Valves Co. Ltd.	7,000	18,211
	Ve Wong Corp.	24,000	30,030
	Ventec International Group Co. Ltd.	10,000	28,374
*	Wafer Works Corp.	49,555	57,924
	Wah Lee Industrial Corp.	33,660	131,895

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Walsin Lihwa Corp.	36,613	$50,109
#	Walsin Technology Corp.	41,000	175,952
#	Walton Advanced Engineering, Inc.	49,000	120,472
	Wan Hai Lines Ltd.	139,000	325,538
*	WEI Chih Steel Industrial Co. Ltd.	26,000	16,532
	Wei Chuan Foods Corp.	66,000	30,591
	Weikeng Industrial Co. Ltd.	69,946	68,154
	Well Shin Technology Co. Ltd.	14,000	22,700
	Welldone Co.	7,000	10,877
	Weltrend Semiconductor	7,000	11,535
	Win Semiconductors Corp.	41,000	303,174
*	Winbond Electronics Corp.	456,732	1,806,074
	Winstek Semiconductor Co. Ltd.	6,000	26,470
	Wisdom Marine Lines Co. Ltd.	80,221	179,539
	WITS Corp.	3,000	11,574
	WNC Corp.	43,147	251,626
	Wonderful Hi-Tech Co. Ltd.	15,000	22,488
	WPG Holdings Ltd.	295,000	599,972
	WT Microelectronics Co. Ltd.	118,721	586,116
	WUS Printed Circuit Co. Ltd.	28,350	87,549
	Xxentria Technology Materials Corp.	28,781	34,819
	Ya Horng Electronic Co. Ltd.	7,000	12,147
	Yang Ming Marine Transport Corp.	328,000	556,521
	YC INOX Co. Ltd.	76,633	54,459
	Yea Shin International Development Co. Ltd.	51,053	39,921
	Yem Chio Co. Ltd.	83,706	35,748
	Yen Sun Technology Corp.	10,000	16,033
	YFC-Boneagle Electric Co. Ltd.	14,596	13,068
#	YFY, Inc.	169,000	134,237
	Yi Jinn Industrial Co. Ltd.	24,150	11,694
*	Yieh Phui Enterprise Co. Ltd.	177,550	87,686
		Shares	Value»
TAIWAN — (Continued)
	Young Fast Optoelectronics Co. Ltd.	11,000	$22,309
	Youngtek Electronics Corp.	21,000	47,497
	Yuanta Futures Co. Ltd.	28,091	83,845
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	35,360
#	Yulon Motor Co. Ltd.	118,886	116,907
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,442
	YungShin Global Holding Corp.	35,000	61,908
	Yusin Holding Corp.	9,428	20,570
	Zeng Hsing Industrial Co. Ltd.	11,520	35,054
	Zenitron Corp.	34,000	49,309
	Zhen Ding Technology Holding Ltd.	127,000	782,652
	ZillTek Technology Corp.	4,000	23,294
	Zippy Technology Corp.	15,000	23,944
	Zyxel Group Corp.	54,930	63,155
TOTAL TAIWAN			57,384,206
THAILAND — (0.9%)
	AAPICO Hitech PCL (AH/F TB)	68,970	28,479
	AEON Thana Sinsap Thailand PCL	15,900	48,751
	Amata Corp. PCL	119,300	59,271
#	AP Thailand PCL	377,800	108,601
	Asia Plus Group Holdings PCL	195,300	13,047
	Asian Sea Corp. PCL	53,800	12,750
	Asset World Corp. PCL	337,000	23,256
	Bangchak Corp. PCL	120,000	115,406
	Bangkok Commercial Asset Management PCL	331,300	84,118
	Bangkok Land PCL	2,877,600	41,146
	Bangkok Life Assurance PCL, NVDR	77,700	52,587
	Banpu PCL	1,160,600	197,368
#	Berli Jucker PCL	159,700	73,167
	Betagro PCL	37,300	20,174
	BKI Holdings PCL	15,820	151,392

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Cal-Comp Electronics Thailand PCL, Class F	812,421	$122,875
	CH Karnchang PCL	79,400	31,535
	Frasers Property Thailand PCL	79,285	15,195
	GFPT PCL	38,300	11,665
	Gunkul Engineering PCL	497,500	28,731
	ICC International PCL	15,698	12,324
#	JMT Network Services PCL	132,800	35,745
	KGI Securities Thailand PCL	258,200	33,841
	Kiatnakin Phatra Bank PCL	35,100	80,281
	Lalin Property PCL	79,100	11,855
	Land & Houses PCL (LHF TB)	927,300	114,869
	Lanna Resources PCL	35,700	17,721
	LH Financial Group PCL	755,000	23,492
	Major Cineplex Group PCL	45,800	9,608
	MK Restaurants Group PCL	61,400	36,757
	Northeast Rubber PCL	270,500	41,064
	Polyplex Thailand PCL	55,700	14,343
#	Precious Shipping PCL	105,100	21,242
*	Property Perfect PCL	1,219,230	1,918
	PTT Global Chemical PCL	246,000	193,012
	Ratchthani Leasing PCL	485,400	25,635
	Regional Container Lines PCL	83,400	72,961
	Saha Pathana Inter-Holding PCL	17,700	23,694
	Saha Pathanapibul PCL	16,100	29,324
	Samart Corp. PCL	185,000	34,576
#	Sansiri PCL	2,225,000	96,986
	SCG Packaging PCL	110,300	69,749
	Somboon Advance Technology PCL	66,900	31,452
	SPCG PCL	88,600	27,016
#	Sri Trang Agro-Industry PCL	146,151	59,491
	Sri Trang Gloves Thailand PCL	156,400	44,522
	Srisawad Capital 1969 PCL, Class F	249,800	7,832
*	STP & I PCL	62,300	9,051
	Supalai PCL	122,100	70,566
	Thai Oil PCL	132,400	180,073
		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	4,800	$29,056
	Thai Union Group PCL	167,400	62,727
	Thanachart Capital PCL	53,000	99,338
	Thoresen Thai Agencies PCL	351,600	47,178
	TIDLOR Holdings PCL	154,100	83,068
	Tisco Financial Group PCL (TISCO/F TB)	12,700	45,362
	TPI Polene PCL	1,008,400	23,418
	TPI Polene Power PCL	434,701	25,290
TOTAL THAILAND			3,085,951
TURKEY — (1.0%)
*	Adese Gayrimenkul Yatirim AS	1,499,610	45,530
	Aksa Akrilik Kimya Sanayii AS	211,332	53,838
*	Aksa Enerji Uretim AS	21,741	36,905
*	Aksigorta AS	132,399	25,160
	Alarko Holding AS	45,997	114,598
	Albaraka Turk Katilim Bankasi AS	260,108	55,373
	Anadolu Anonim Turk Sigorta Sirketi	197,523	129,871
	Anadolu Efes Biracilik Ve Malt Sanayii AS	307,450	136,033
	Anadolu Hayat Emeklilik AS	10,998	31,261
#*	Arcelik AS	8,717	22,908
	ARD Grup Bilisim Teknolojileri AS	31,517	34,187
	Aygaz AS	14,660	80,883
*	Baticim Bati Anadolu Cimento Sanayii AS	175,707	19,505
*	Bera Holding AS	105,274	43,659
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	120,576
	Bursa Cimento Fabrikasi AS	89,116	14,274
*	Can2 Termik AS	702,229	33,804
#	Cimsa Cimento Sanayi VE Ticaret AS	69,895	82,841
	Dogan Sirketler Grubu Holding AS	238,931	119,330
	Dogu Aras Enerji Yatirimlari AS	11,534	21,762
	Dogus Otomotiv Servis ve Ticaret AS	14,261	75,305
	Eczacibasi Yatirim Holding Ortakligi AS	2,700	20,526

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	EGE Gubre Sanayii AS	4,688	$10,179
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	26,631	72,997
	Enerya Enerji AS	231,769	52,903
*	Esenboga Elektrik Uretim AS	72,507	6,586
*	Europen Endustri Insaat Sanayi VE Ticaret AS	121,073	13,993
	Global Yatirim Holding AS	267,426	90,312
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	36,248	18,914
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	20,957
*	GSD Holding AS	257,244	29,893
*	Imas Makina Sanayi AS	223,295	24,821
*	Is Finansal Kiralama AS	66,301	32,778
*	Isiklar Enerji ve Yapi Holding AS	59,047	102,428
*	Izdemir Enerji Elektrik Uretim AS	77,916	17,092
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,160	48,241
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	144,418	96,850
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	369,496	25,036
*	Kayseri Seker Fabrikasi AS	95,974	10,814
	Lila Kagit Sanayi ve Ticaret AS	22,166	16,295
*	Loras Holding AS	180,608	17,788
*	NET Holding AS	83,578	92,368
	Nuh Cimento Sanayi AS	8,471	46,804
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	172,068	22,886
*	Orge Enerji Elektrik Taahhut AS	13,181	21,770
		Shares	Value»
TURKEY — (Continued)
*	Oyak Yatirim Menkul Degerler AS	11,684	$12,675
*	Pegasus Hava Tasimaciligi AS	12,745	59,844
*	Peker Gayrimenkul Yatirim Ortakligi AS	320,340	73,789
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	82,877	87,367
	Sekerbank Turk AS	348,287	73,190
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	48,663
*	TAV Havalimanlari Holding AS	36,389	291,392
	Tekfen Holding AS	18,862	33,295
*	Trust Anadolu Metal Madencilik Isletmeleri AS	12,539	41,192
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	18,922	46,789
*	Tukas Gida Sanayi ve Ticaret AS	602,213	40,220
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	90,603
#	Ulker Biskuvi Sanayi AS	34,631	108,052
*	Vakif Finansal Kiralama AS	468,390	22,340
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	24,111	26,628
*	Yayla Agro Gida Sanayi VE Nakliyat AS	33,919	9,999
TOTAL TURKEY			3,276,872
UNITED ARAB EMIRATES — (1.9%)
	Abu Dhabi National Hotels	1,071,734	127,699
	Abu Dhabi National Insurance Co. PSC	28,687	62,422
*	Abu Dhabi Ports Co. PJSC	102,757	144,485
	ADNOC Logistics & Services	49,415	75,515
	Agility Global PLC	676,622	248,748
	Agthia Group PJSC	52,988	53,411
	Ajman Bank PJSC	102,577	41,337
*	AL Seer Marine Supplies & Equipment Co. LLC	29,407	19,709
	Aldar Properties PJSC	383,104	1,001,515

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Amanat Holdings PJSC	183,087	$64,293
*	Amlak Finance PJSC	67,214	32,394
*	Bank of Sharjah	129,355	44,709
	Dana Gas PJSC	545,379	138,730
	Deyaar Development PJSC	265,756	73,874
	Dubai Investments PJSC	334,612	364,683
	Dubai Islamic Bank PJSC	441,639	1,161,853
	Emaar Development PJSC	174,367	817,257
	Emaar Properties PJSC	40,905	167,330
*	EMSTEEL Building Materials PJSC	170,002	53,771
*	Modon Holding PSC	265,973	245,005
	National Bank of Ras Al-Khaimah PSC	106,807	271,697
	National Central Cooling Co. PJSC	14,668	11,989
	NMDC Group PJSC	22,602	126,580
	Orascom Construction PLC	3,812	30,932
	Pure Health Holding PJSC	16,046	11,929
*	RAK Properties PJSC	273,289	96,796
	Ras Al Khaimah Ceramics PJSC	86,789	60,042
	Sharjah Islamic Bank	86,691	84,271
*	Two Point Zero Group PJSC	433,891	266,652
*	Union Properties PJSC	680,886	161,383
TOTAL UNITED ARAB EMIRATES			6,061,011
TOTAL COMMON STOCKS			322,896,525
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.2%)
	Banco ABC Brasil SA, 9.667%	16,969	86,477
Ω	Banco BMG SA, 10.786%	41,395	39,407
	Banco do Estado do Rio Grande do Sul SA, 8.900%	45,190	154,648
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	9,943	53,184
	Eucatex SA Industria e Comercio, 5.357%	11,000	43,894
		Shares	Value»

BRAZIL — (Continued)
*	Localiza Rent a Car SA	3,094	$27,432
	Marcopolo SA, 17.759%	59,793	73,282
	Randoncorp SA, 0.726%	40,000	48,948
	Schulz SA, 11.852%	16,300	16,539
TOTAL BRAZIL			543,811
COLOMBIA — (0.1%)
	Grupo Argos SA, 4.719%	8,777	34,615
	Grupo Aval Acciones y Valores SA, 2.827%	120,328	29,131
	Grupo de Inversiones Suramericana SA, 2.879%	18,080	254,800
TOTAL COLOMBIA			318,546
TOTAL PREFERRED STOCKS			862,357
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 03/02/2026	3,415	519
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	162,869	3,305
TAIWAN — (0.0%)
*	Kinsus Interconnect Technology Corp. Rights 01/26/2026	5,974	20,312
*	Speed Tech Corp. Rights 01/15/2026	2,219	247
TOTAL TAIWAN			20,559
THAILAND — (0.0%)
*	Better World Green PCL Warrants	178,433	0
TOTAL RIGHTS/WARRANTS			24,383
TOTAL INVESTMENT SECURITIES (Cost $198,482,300)			323,783,265

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	263,455	$3,047,380
TOTAL INVESTMENTS — (100.0%)
(Cost $201,529,680)^^			$326,830,645
As of January 31, 2026, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	03/20/26	$2,424,329	$2,438,012	$13,683
Total Futures Contracts			$2,424,329	$2,438,012	$13,683
As of January 31, 2026, the value of Rule 144A securities amounted to $18,658,112 or 5.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$9,940,139	$5,713	—	$9,945,852
Chile	—	936,629	—	936,629
China	3,016,604	97,468,882	$24,426	100,509,912
Colombia	611,152	—	—	611,152
Greece	—	2,699,994	—	2,699,994
Hungary	—	405,531	—	405,531
India	222,102	51,075,344	—	51,297,446
Indonesia	—	5,101,900	2,540	5,104,440
Kuwait	—	2,209,094	—	2,209,094
Malaysia	—	5,204,951	—	5,204,951
Mexico	8,005,144	392,777	—	8,397,921
Philippines	—	1,128,392	—	1,128,392
Poland	—	4,920,516	—	4,920,516
Qatar	—	1,378,255	—	1,378,255
Saudi Arabia	7,490	6,894,927	—	6,902,417
South Africa	980,722	11,074,988	—	12,055,710
South Korea	32,278	39,293,166	54,829	39,380,273
Taiwan	—	57,380,741	3,465	57,384,206
Thailand	—	3,085,951	—	3,085,951
Turkey	—	3,276,872	—	3,276,872
United Arab Emirates	—	6,061,011	—	6,061,011
Preferred Stocks
Brazil	543,811	—	—	543,811
Colombia	318,546	—	—	318,546
Rights/Warrants
Brazil	—	519	—	519
Malaysia	—	3,305	—	3,305
Taiwan	—	20,559	—	20,559

Emerging Markets Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	—	—	—
Securities Lending Collateral	—	$3,047,380	—	$3,047,380
Total Investments in Securities	$23,677,988	$303,067,397	$85,260˂˃	$326,830,645
Financial Instruments
Assets
Futures Contracts**	$13,683	—	—	13,683
Total Financial Instruments	$13,683	—	—	$13,683
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (98.7%)
AUSTRALIA — (6.5%)
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.338%, 07/16/27		4,000	$4,020,856
National Australia Bank Ltd.
(r)	SOFR + 0.620%, FRN, 4.306%, 06/11/27		2,020	2,027,967
(r)Ω	SOFR + 0.620%, FRN, 4.306%, 06/11/27		1,000	1,003,944
	1.375%, 08/30/28	EUR	1,800	2,070,634
(r)Ω	SOFR + 0.790%, FRN, 4.447%, 01/14/30		1,500	1,511,021
New South Wales Treasury Corp.
	2.250%, 05/07/41	AUD	5,000	2,247,436
Queensland Treasury Corp.
	1.750%, 07/20/34	AUD	10,000	5,315,381
	5.250%, 08/13/38	AUD	6,000	4,039,012
South Australian Government Financing Authority
	2.000%, 05/23/36	AUD	8,000	4,087,019
Treasury Corp. of Victoria
(r)	3M Swap + 0.420%, FRN, 4.148%, 03/17/31	AUD	2,500	1,750,520
	2.250%, 11/20/34	AUD	19,900	10,916,420
	2.000%, 09/17/35	AUD	4,800	2,497,468
	2.000%, 11/20/37	AUD	7,500	3,603,769
TOTAL AUSTRALIA				45,091,447
AUSTRIA — (0.4%)
Republic of Austria Government Bonds
	3.200%, 07/15/39	EUR	2,500	2,902,844
BELGIUM — (4.4%)
Dexia SA
(r)	SONIA + 1.000%, FRN, 4.741%, 03/25/26	GBP	4,000	5,480,055
Δ	0.000%, 01/21/28	EUR	7,000	7,925,426
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	1,700	1,815,044
	1.450%, 06/22/37	EUR	3,750	3,604,946
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Ministeries Van de Vlaamse Gemeenschap
	3.675%, 06/22/40	EUR	10,000	$11,509,886
TOTAL BELGIUM				30,335,357
CANADA — (14.6%)
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.039%, 06/05/26		1,000	1,003,827
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.30%, FRN, 2.577%, 09/15/27	CAD	3,000	2,208,629
(r)	1 day CAD Overnight Index + 0.38%, FRN, 2.652%, 03/15/30	CAD	3,500	2,583,263
CDP Financial, Inc.
Ω	1.125%, 04/06/27	EUR	1,936	2,267,070
	3.000%, 04/11/29	EUR	800	962,880
	3.250%, 09/30/35	EUR	2,000	2,366,973
City of Montreal
	3.900%, 09/01/34	CAD	1,000	738,288
	2.400%, 12/01/41	CAD	5,000	2,782,360
CPPIB Capital, Inc., SONIA + 1.250%, FRN
(r)	5.020%, 06/15/26	GBP	1,500	2,059,638
Hydro-Quebec
	6.500%, 02/15/35	CAD	3,000	2,649,469
OMERS Finance Trust
	3.250%, 01/28/35	EUR	2,500	2,968,285
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	5,000	5,637,537
Province of Alberta
	4.500%, 12/01/40	CAD	8,000	6,017,464
	3.450%, 12/01/43	CAD	5,000	3,223,112
Province of British Columbia
	4.150%, 06/18/34	CAD	12,800	9,751,181
	3.200%, 06/18/44	CAD	12,000	7,387,713
Province of Manitoba
	3.800%, 06/02/33	CAD	1,000	748,643
	4.250%, 06/02/34	CAD	2,000	1,532,361
	4.650%, 03/05/40	CAD	5,000	3,797,195
	4.400%, 03/05/42	CAD	8,000	5,852,253
Province of Ontario
	4.150%, 06/02/34	CAD	7,400	5,647,727
	3.500%, 06/02/43	CAD	12,400	8,099,409
Province of Quebec
	3.000%, 01/24/33	EUR	4,700	5,566,121

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	5.000%, 12/01/38	CAD	7,000	$5,539,750
	5.000%, 12/01/41	CAD	3,000	2,347,652
	4.250%, 12/01/43	CAD	2,800	1,985,838
	Province of Saskatchewan
	3.250%, 09/24/35	EUR	2,000	2,372,408
	TELUS Corp.
	4.850%, 04/05/44	CAD	3,500	2,492,322
	TOTAL CANADA			100,589,368
FINLAND — (1.4%)
	Finland Government Bonds
Δ	0.000%, 09/15/30	EUR	2,100	2,218,530
Kuntarahoitus OYJ
	3.000%, 09/25/28	EUR	3,000	3,619,717
(r)	SOFR + 1.000%, FRN, 4.667%, 02/02/29		3,000	3,061,304
	Nordea Bank Abp
	1.125%, 09/27/27	EUR	550	639,203
	TOTAL FINLAND			9,538,754
FRANCE — (6.2%)
	Action Logement Services
	0.500%, 10/30/34	EUR	4,100	3,784,564
	Agence France Locale
	3.125%, 03/20/34	EUR	5,800	6,743,577
	BPCE SA
	2.375%, 04/26/32	EUR	3,900	4,382,980
	Dexia SA
	1.000%, 10/18/27	EUR	1,250	1,450,061
	French Republic Government Bonds OAT
	1.750%, 06/25/39	EUR	6,400	6,000,865
	Ile-de-France Mobilites
	0.200%, 11/16/35	EUR	4,000	3,459,863
	Region of Ile de France
	0.625%, 04/23/27	EUR	2,000	2,324,369
SFIL SA
	3.000%, 09/24/30	EUR	4,900	5,856,309
	3.000%, 06/23/32	EUR	4,800	5,637,055
	SNCF Reseau
	0.750%, 05/25/36	EUR	1,500	1,331,245
	Societe Generale SA
	0.875%, 09/24/29	EUR	1,500	1,651,758
	TOTAL FRANCE			42,622,646
GERMANY — (4.5%)
Deutsche Bahn AG
	1.125%, 12/18/28	EUR	1,000	1,143,696
	0.750%, 07/16/35	EUR	500	471,379
	0.625%, 04/15/36	EUR	3,400	3,066,430
Kreditanstalt fuer Wiederaufbau
	2.125%, 07/31/28	EUR	2,750	3,250,643
	2.750%, 02/20/31	EUR	6,000	7,179,348
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	Land Berlin
	0.100%, 01/18/30	EUR	50	$53,969
Siemens Financieringsmaatschappij NV
	2.750%, 09/09/30	EUR	1,000	1,187,905
	3.625%, 05/27/36	EUR	6,000	7,202,948
	3.375%, 02/22/37	EUR	4,000	4,664,287
Ω	2.875%, 03/11/41		250	189,017
	Volkswagen International Finance NV
	4.125%, 09/02/35	EUR	2,000	2,404,969
	TOTAL GERMANY			30,814,591
HONG KONG — (0.2%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		1,500	1,433,715
ITALY — (0.6%)
Italy Buoni Poliennali Del Tesoro
	3.100%, 03/01/40	EUR	3,500	3,844,979
JAPAN — (6.7%)
	Japan Government Ten Year Bonds
	0.400%, 06/20/33	JPY	700,000	4,049,515
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,000,000	6,644,611
	2.400%, 09/20/38	JPY	450,000	2,854,051
	2.200%, 03/20/41	JPY	220,000	1,308,841
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,000,000	6,210,713
	1.400%, 09/20/34	JPY	500,000	3,058,090
	1.200%, 09/20/35	JPY	600,000	3,542,505
	0.400%, 03/20/36	JPY	715,000	3,845,828
	0.400%, 06/20/40	JPY	1,000,000	4,652,946
	0.500%, 12/20/41	JPY	700,000	3,140,411
	1.500%, 09/20/43	JPY	540,000	2,759,981
	Sumitomo Mitsui Financial Group, Inc.
	2.296%, 01/12/41		2,507	1,759,815
	Takeda Pharmaceutical Co. Ltd.
	2.000%, 07/09/40	EUR	3,000	2,723,415
	TOTAL JAPAN			46,550,722
LUXEMBOURG — (1.0%)
	European Financial Stability Facility
	2.625%, 05/07/30	EUR	850	1,012,550
JAB Holdings BV
	3.375%, 04/17/35	EUR	1,200	1,365,259
	2.250%, 12/19/39	EUR	5,300	4,909,155
	TOTAL LUXEMBOURG			7,286,964

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (3.6%)
	ABN AMRO Bank NV
	3.000%, 02/25/31	EUR	5,000	$5,947,530
BNG Bank NV
Δ	0.000%, 08/31/28	EUR	6,400	7,156,834
	3.300%, 04/26/29	AUD	1,000	666,177
	0.100%, 01/15/30	EUR	3,800	4,102,977
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.365%, 08/28/26		1,250	1,252,639
(r)	SOFR + 0.890%, FRN, 4.556%, 10/17/29		5,000	5,063,350
	Nederlandse Waterschapsbank NV
	2.500%, 05/22/30	EUR	782	924,661
	TOTAL NETHERLANDS			25,114,168
NEW ZEALAND — (0.7%)
	New Zealand Government Bonds
	2.750%, 04/15/37	NZD	6,800	3,398,292
	New Zealand Local Government Funding Agency Bonds
	3.500%, 04/14/33	NZD	2,500	1,401,967
	TOTAL NEW ZEALAND			4,800,259
NORWAY — (0.3%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 4.687%, 06/17/26		2,000	2,006,307
SPAIN — (0.5%)
	Spain Government Bonds
	3.900%, 07/30/39	EUR	1,000	1,227,292
	Telefonica Emisiones SA
	7.045%, 06/20/36		2,300	2,569,036
	TOTAL SPAIN			3,796,328
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.1%)
Asian Development Bank
	2.350%, 06/21/27	JPY	800,000	5,262,130
(r)	SONIA + 1.000%, FRN, 4.838%, 05/23/29	GBP	5,400	7,555,095
	Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.422%, 08/16/27		1,500	1,508,029
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 3.856%, 04/14/26		486	$485,971
(r)	SOFR + 0.300%, FRN, 4.086%, 02/16/29		7,082	7,075,792
European Investment Bank
(r)	SONIA + 0.340%, FRN, 4.129%, 03/12/26	GBP	7,185	9,833,760
	2.150%, 01/18/27	JPY	590,000	3,856,239
Δ	0.000%, 09/28/28	EUR	3,000	3,355,309
(r)	SOFR + 0.320%, FRN, 4.124%, 08/14/29		2,000	2,001,318
European Union
Δ	0.000%, 10/04/28	EUR	1,000	1,117,216
	2.875%, 10/05/29	EUR	6,000	7,228,693
	2.750%, 12/13/32	EUR	6,900	8,153,083
	3.375%, 10/04/39	EUR	3,500	4,086,443
Inter-American Development Bank
(r)	SOFR + 0.280%, FRN, 3.946%, 04/12/27		606	606,439
(r)	SOFR + 0.350%, FRN, 4.030%, 10/04/27		3,200	3,204,745
(r)	SOFR + 0.270%, FRN, 3.953%, 03/20/28		5,300	5,297,282
(r)	SOFR + 0.350%, FRN, 4.030%, 10/05/28		3,000	3,002,362
(r)	SOFR + 0.370%, FRN, 4.036%, 08/01/29		7,100	7,101,319
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.036%, 01/12/27		2,800	2,803,118
(r)	SOFR + 0.430%, FRN, 4.220%, 08/19/27		4,200	4,218,564
(r)	SOFR + 0.300%, FRN, 4.102%, 05/15/28		10,000	10,011,010

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.070%, 08/28/28		820	$820,100
	1.500%, 04/15/35	AUD	5,300	2,669,894
Nordic Investment Bank
	3.400%, 02/06/26	AUD	500	348,155
(r)	SOFR + 1.000%, FRN, 4.813%, 05/12/26		500	501,128
(r)	3M NIBOR + 1.000%, FRN, 5.100%, 01/27/28	NOK	20,000	2,112,912
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			104,216,106
SWEDEN — (1.2%)
	Skandinaviska Enskilda Banken AB
	3.500%, 08/14/35	EUR	4,000	4,705,375
	Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.863%, 08/03/26		3,180	3,192,959
	Svenska Handelsbanken AB
	3.750%, 11/01/27	EUR	270	327,521
	TOTAL SWEDEN			8,225,855
SWITZERLAND — (0.3%)
UBS Group AG
	0.875%, 11/03/31	EUR	2,000	2,084,170
UNITED KINGDOM — (4.4%)
	Barclays PLC
	3.250%, 01/17/33	GBP	1,800	2,178,410
	HSBC Holdings PLC
	6.100%, 01/14/42		3,000	3,222,893
	LSEG Finance PLC
Ω	3.200%, 04/06/41		750	578,617
Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,353,841
	2.125%, 01/18/42	GBP	2,000	1,665,999
	U.K. Gilts
	1.125%, 01/31/39	GBP	23,000	20,320,880
	TOTAL UNITED KINGDOM			30,320,640
UNITED STATES — (26.1%)
	Abbott Ireland Financing DAC
	0.375%, 11/19/27	EUR	1,090	1,246,589
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Aetna, Inc.
	4.125%, 11/15/42		680	$537,889
	Allstate Corp.
	4.500%, 06/15/43		1,000	870,141
	Amazon.com, Inc.
	2.875%, 05/12/41		8,500	6,409,398
	American Tower Corp.
	0.950%, 10/05/30	EUR	700	755,207
Amgen, Inc.
	3.150%, 02/21/40		2,575	2,029,163
	2.800%, 08/15/41		3,500	2,556,907
	Assurant, Inc.
	2.650%, 01/15/32		1,000	888,233
AT&T, Inc.
	5.200%, 11/18/33	GBP	500	686,451
	3.500%, 06/01/41		2,500	1,964,812
	4.300%, 12/15/42		1,500	1,268,279
	Athene Holding Ltd.
#	5.875%, 01/15/34		3,165	3,286,052
	Bank of America Corp.
	5.875%, 02/07/42		2,600	2,761,316
	Blue Owl Finance LLC
#	6.250%, 04/18/34		80	82,442
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	3,066,111
	Boston Properties LP
	5.750%, 01/15/35		1,234	1,262,855
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,709,818
Broadcom, Inc.
	3.469%, 04/15/34		3,000	2,727,391
Ω	3.137%, 11/15/35		1,000	859,941
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,623,696
	Cigna Group
	4.800%, 08/15/38		1,436	1,368,082
	Cisco Systems, Inc.
	5.500%, 01/15/40		3,334	3,450,344
Citigroup, Inc.
	8.125%, 07/15/39		2,600	3,306,196
	5.875%, 01/30/42		750	787,992
	CME Group, Inc.
	5.300%, 09/15/43		3,000	3,003,614
	CNO Financial Group, Inc.
	6.450%, 06/15/34		500	528,461
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,900,790
	Conagra Brands, Inc.
	5.300%, 11/01/38		1,500	1,416,650
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	427,220
	CVS Health Corp.
	4.780%, 03/25/38		1,500	1,407,916
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,575,639
	4.650%, 01/15/43		2,000	1,780,889

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.196%, 10/15/28		5,000	$5,033,711
	FedEx Corp.
	4.125%, 07/30/37	EUR	3,000	3,552,364
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,240,557
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,427,478
	Fox Corp.
	5.476%, 01/25/39		1,700	1,694,991
	General Dynamics Corp.
	4.250%, 04/01/40		1,000	910,875
General Motors Co.
	6.250%, 10/02/43		1,000	1,020,143
	5.200%, 04/01/45		1,000	903,698
Gilead Sciences, Inc.
	2.600%, 10/01/40		600	441,881
	5.650%, 12/01/41		3,250	3,372,145
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		1,000	1,086,947
Home Depot, Inc.
	3.300%, 04/15/40		217	176,974
#	5.400%, 09/15/40		1,000	1,029,943
	Host Hotels & Resorts LP
	5.700%, 07/01/34		1,000	1,032,009
	HP, Inc.
#	6.000%, 09/15/41		2,500	2,490,682
	Humana, Inc.
	4.950%, 10/01/44		1,000	861,494
	Intel Corp.
	5.625%, 02/10/43		4,800	4,683,220
International Business Machines Corp.
	4.150%, 05/15/39		2,000	1,784,805
	2.850%, 05/15/40		2,900	2,178,043
	4.000%, 06/20/42		800	670,340
	J.M. Smucker Co.
	4.250%, 03/15/35		1,400	1,320,773
	Jabil, Inc.
	3.000%, 01/15/31		800	742,936
Johnson & Johnson
	4.850%, 03/01/32		2,000	2,072,037
	2.100%, 09/01/40		6,500	4,573,527
	Kemper Corp.
	3.800%, 02/23/32		410	379,170
	Kroger Co.
	5.150%, 08/01/43		800	753,428
	Kyndryl Holdings, Inc.
	4.100%, 10/15/41		5,200	4,101,737
	Legg Mason, Inc.
	4.750%, 03/15/26		900	900,915
	Liberty Mutual Group, Inc.
Ω	6.500%, 03/15/35		900	962,306
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Lincoln National Corp.
7.000%, 06/15/40		1,373	$1,536,723
Loews Corp.
# 4.125%, 05/15/43		5,500	4,672,502
MetLife, Inc.
5.875%, 02/06/41		2,000	2,091,436
NIKE, Inc.
3.250%, 03/27/40		8,250	6,639,361
Oracle Corp.
3.600%, 04/01/40		2,750	2,031,134
Prologis Euro Finance LLC
1.000%, 02/08/29	EUR	3,000	3,378,015
PulteGroup, Inc.
6.375%, 05/15/33		850	931,369
6.000%, 02/15/35		1,000	1,071,033
Realty Income Corp.
3.875%, 06/20/35	EUR	4,500	5,314,805
Roche Finance Europe BV
3.312%, 12/04/27	EUR	1,100	1,325,525
Royalty Pharma PLC
3.300%, 09/02/40		6,000	4,662,629
RTX Corp.
4.500%, 06/01/42		2,000	1,811,081
Stanley Black & Decker, Inc.
5.200%, 09/01/40		1,305	1,263,267
Tapestry, Inc.
5.500%, 03/11/35		500	510,057
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43		1,800	1,804,138
T-Mobile USA, Inc.
4.375%, 04/15/40		1,500	1,340,312
Travelers Cos., Inc.
6.250%, 06/15/37		1,000	1,107,994
5.350%, 11/01/40		3,500	3,543,205
UnitedHealth Group, Inc.
5.950%, 02/15/41		2,500	2,608,465
3.050%, 05/15/41		1,800	1,354,243
Utah Acquisition Sub, Inc.
3.125%, 11/22/28	EUR	2,000	2,384,977
Verizon Communications, Inc.
3.375%, 10/27/36	GBP	1,300	1,465,528
3.750%, 08/06/37	EUR	2,000	2,325,845
Walmart, Inc.
5.625%, 04/01/40		3,000	3,196,515
2.500%, 09/22/41		4,300	3,110,317
Walt Disney Co.
3.500%, 05/13/40		2,000	1,665,344
TOTAL UNITED STATES			180,091,433
TOTAL BONDS Cost ($701,119,087)			681,666,653

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	790,146	$9,139,622
TOTAL INVESTMENTS — (100.0%)
(Cost $710,258,701)^^			$690,806,275
As of January 31, 2026, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	96,409	USD	55,864	Citibank, N.A.	02/05/26	$2,188
GBP	187,279	USD	251,417	Citibank, N.A.	02/17/26	4,842
NZD	84,491	USD	50,637	Citibank, N.A.	02/19/26	265
USD	4,557,827	EUR	3,831,379	HSBC Bank	02/25/26	11,592
Total Appreciation						$18,887
USD	29,133,976	EUR	24,755,582	State Street Bank and Trust	02/04/26	$(211,414)
USD	160,608	NZD	281,862	Citibank, N.A.	02/05/26	(9,114)
USD	49,456,467	EUR	42,260,400	State Street Bank and Trust	02/09/26	(650,933)
USD	898,015	AUD	1,341,086	Citibank, N.A.	02/11/26	(35,838)
USD	14,746,019	CAD	20,417,869	Royal Bank of Canada	02/11/26	(254,641)
USD	761,465	CAD	1,058,660	Societe Generale	02/11/26	(16,314)
USD	538,440	AUD	806,127	Citibank, N.A.	02/12/26	(22,898)
USD	513,397	AUD	769,462	HSBC Bank	02/12/26	(22,410)
USD	33,427,361	AUD	50,008,058	Australia and New Zealand Bank	02/17/26	(1,394,961)
USD	25,695,521	GBP	19,105,445	Citibank, N.A.	02/17/26	(446,963)
USD	120,216	NZD	208,995	Citibank, N.A.	02/19/26	(5,695)
USD	1,701,313	AUD	2,516,156	Australia and New Zealand Bank	02/23/26	(50,755)
USD	101,548	NZD	176,347	Citibank, N.A.	02/23/26	(4,710)
USD	26,682,162	GBP	19,869,002	Bank of New York Mellon	02/25/26	(504,935)
NOK	213,663	USD	22,219	Citibank, N.A.	03/06/26	(36)
USD	2,024,234	NOK	20,386,380	Goldman Sachs Capital Markets L.P.	03/06/26	(92,339)
USD	14,938,209	CAD	20,576,596	Societe Generale	03/10/26	(196,391)
USD	4,639,617	EUR	3,971,671	HSBC Bank	03/16/26	(77,303)
USD	1,174,871	EUR	1,005,696	Royal Bank of Canada	03/16/26	(19,534)
USD	14,385,578	CAD	19,911,996	Citibank, N.A.	03/17/26	(264,529)
USD	4,382,401	NZD	7,587,374	Australia and New Zealand Bank	03/23/26	(194,080)
USD	21,582	NOK	215,483	Citibank, N.A.	03/23/26	(788)
USD	48,011,761	EUR	40,905,247	Australia and New Zealand Bank	03/27/26	(594,106)
USD	15,016,944	CAD	20,698,192	Societe Generale	03/27/26	(218,044)
USD	50,000,283	JPY	7,888,180,692	Societe Generale	03/27/26	(1,197,816)
USD	43,937,422	EUR	37,304,924	Australia and New Zealand Bank	03/30/26	(396,592)
USD	15,309,018	CAD	21,022,868	Societe Generale	03/30/26	(166,914)
USD	40,575,497	EUR	34,468,537	Societe Generale	04/02/26	(393,467)
USD	1,331,504	GBP	992,637	Citibank, N.A.	04/20/26	(26,625)
Total (Depreciation)						$(7,470,145)
Total Appreciation (Depreciation)						$(7,451,258)

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $14,028,621 or 2.0% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$45,091,447	—	$45,091,447
Austria	—	2,902,844	—	2,902,844
Belgium	—	30,335,357	—	30,335,357
Canada	—	100,589,368	—	100,589,368
Finland	—	9,538,754	—	9,538,754
France	—	42,622,646	—	42,622,646
Germany	—	30,814,591	—	30,814,591
Hong Kong	—	1,433,715	—	1,433,715
Italy	—	3,844,979	—	3,844,979
Japan	—	46,550,722	—	46,550,722
Luxembourg	—	7,286,964	—	7,286,964
Netherlands	—	25,114,168	—	25,114,168
New Zealand	—	4,800,259	—	4,800,259
Norway	—	2,006,307	—	2,006,307
Spain	—	3,796,328	—	3,796,328
Supranational Organization Obligations	—	104,216,106	—	104,216,106
Sweden	—	8,225,855	—	8,225,855
Switzerland	—	2,084,170	—	2,084,170
United Kingdom	—	30,320,640	—	30,320,640
United States	—	180,091,433	—	180,091,433
Securities Lending Collateral	—	9,139,622	—	9,139,622
Total Investments in Securities	—	$690,806,275	—	$690,806,275
Financial Instruments
Assets
Forward Currency Contracts**	—	18,887	—	18,887
Liabilities
Forward Currency Contracts**	—	(7,470,145)	—	(7,470,145)
Total Financial Instruments	—	$(7,451,258)	—	$(7,451,258)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Astoria Hospital Facilities Authority (RB)
5.250%, 08/01/43	350	$363,526
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/29	610	663,511
Central Lincoln People's Utility District (RB)
5.000%, 12/01/36	285	333,628
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	270	280,303
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	160	173,471
5.000%, 04/01/34	485	530,814
5.000%, 04/01/39	750	803,004
5.000%, 04/01/41	370	414,500
City of Bend (GO)
5.000%, 06/01/41	1,015	1,124,456
5.000%, 06/01/44	1,135	1,235,893
City of Bend Water Revenue (RB)
5.000%, 12/01/26	210	211,873
5.000%, 12/01/30	360	363,016
City of Cottage Grove (GO)
5.000%, 09/01/26	515	522,812
4.000%, 06/01/29	100	104,501
City of Eugene (GO) Series A
5.000%, 06/01/36	250	286,549
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/43	215	235,036
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	280	297,282
City of Lake Oswego (GO)
5.000%, 12/01/26	250	255,632
4.000%, 06/01/41	500	517,466
5.000%, 06/01/43	725	800,384
City of Medford (GO)
4.000%, 06/01/40	375	386,579
City of Medford Sewer Revenue (RB) (BAM)
5.000%, 06/01/28	180	190,853
4.000%, 06/01/44	500	499,792
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series A
5.000%, 03/01/26	115	$115,234
5.000%, 06/01/26	870	878,009
5.000%, 10/01/26	635	646,770
5.000%, 04/01/27	975	1,006,647
5.000%, 06/01/27	580	601,493
3.000%, 06/15/28	150	150,004
4.000%, 04/01/32	225	228,496
City of Portland (GO) Series B
5.000%, 06/01/26	820	827,549
5.000%, 06/15/26	560	565,769
5.000%, 06/15/30	405	431,116
5.000%, 05/01/38	1,250	1,442,140
City of Portland (GO) Series D
5.000%, 04/01/28	250	264,778
5.000%, 04/01/42	210	227,521
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/27	710	716,621
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	365	376,847
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	85,752
City of Salem (GO)
5.000%, 06/01/26	250	252,185
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/26	280	280,779
4.000%, 04/01/27	290	295,259
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	290	292,750
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/28	1,500	1,595,185
5.000%, 06/15/43	1,410	1,553,086
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	435	460,584
5.000%, 06/15/36	280	293,845
5.000%, 06/15/41	470	487,577

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/33	345	$356,756
Clackamas County School District No. 7J Lake Oswego (GO)
5.000%, 06/01/36	275	298,397
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	330	337,517
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	295,358
5.000%, 06/15/29	510	553,874
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	75,210
County of Multnomah (GO)
5.000%, 06/01/29	305	316,432
4.000%, 06/01/37	385	388,509
County of Multnomah (GO) Series A
5.000%, 06/15/28	665	707,199
5.000%, 06/15/29	1,235	1,345,434
County of Washington (GO)
5.000%, 06/01/26	965	973,916
5.000%, 06/01/27	985	1,020,314
5.000%, 06/01/28	390	414,804
4.000%, 03/01/30	1,035	1,036,295
Deschutes & Jefferson Counties School District No. 2J Redmond (GO) (SCH BD GTY)
5.000%, 06/15/37	500	577,331
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	2,140	2,161,806
5.000%, 06/15/27	965	999,938
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	258,381
5.000%, 01/01/32	340	369,486
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,360	1,409,706
4.000%, 06/15/34	260	270,287
4.000%, 06/15/40	400	402,105
	Face Amount	Value†
	(000)
OREGON — (Continued)
Hood River County School District (GO) (SCH BD GTY)
4.000%, 06/15/32	665	$667,871
Jackson County School District No. 5 Ashland (GO) (SCH BD GTY)
5.000%, 06/15/43	500	521,958
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	61,336
Lane Community College (GO) (SCH BD GTY) Series A
4.000%, 06/15/39	1,000	1,021,753
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	760	767,461
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	625	681,440
Metro (GO)
5.000%, 06/01/28	230	244,628
5.000%, 06/01/33	1,065	1,249,527
4.000%, 06/01/40	500	527,030
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,165,412
Mount Hood Community College District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,500	1,515,117
5.000%, 06/15/27	585	606,180
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/37	400	411,717
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	680	686,752
5.000%, 06/15/27	450	466,540
5.000%, 06/15/29	905	985,925
5.000%, 06/15/30	1,500	1,670,719
Oregon City School District No. 62 (GO) (SCH BD GTY) Series B
5.000%, 06/15/44	350	382,137
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	435	467,225

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State Facilities Authority (RB) Series A
5.000%, 04/01/33	500	$552,264
Oregon State Facilities Authority (RB) Series B
3.200%, 08/01/34	680	680,000
Oregon State Lottery (RB) Series A
5.000%, 04/01/28	610	645,394
5.000%, 04/01/32	215	221,459
5.000%, 04/01/42	1,000	1,107,666
5.000%, 04/01/43	1,685	1,822,510
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	165	175,356
Portland Community College District (GO)
5.000%, 06/15/26	1,495	1,510,233
5.000%, 06/15/31	475	479,735
5.000%, 06/15/33	1,165	1,175,963
5.000%, 06/15/38	250	282,976
Rockwood Water People's Utility District (RB)
5.000%, 06/15/42	330	358,556
5.000%, 06/15/44	275	294,104
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	352,195
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	600	635,136
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,370	1,420,731
State of Oregon (GO) Series A
5.000%, 05/01/27	75	77,577
5.000%, 05/01/29	830	902,183
5.000%, 05/01/30	400	444,741
5.000%, 05/01/36	210	240,540
4.000%, 05/01/37	220	228,890
5.000%, 05/01/37	699	795,158
4.000%, 05/01/38	250	258,824
5.000%, 05/01/38	799	903,504
5.000%, 05/01/40	274	310,198
5.000%, 05/01/41	355	393,814
5.000%, 05/01/42	270	292,255
5.000%, 05/01/43	270	292,574
5.250%, 05/01/43	925	1,034,803
5.250%, 05/01/44	75	82,996
State of Oregon (GO) Series C
5.000%, 06/01/26	445	449,049
5.000%, 06/01/31	870	900,784
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/01/32	2,000	$2,309,778
5.000%, 06/01/35	1,400	1,443,567
5.250%, 06/01/44	60	66,957
State of Oregon (GO) Series D
5.000%, 06/01/28	950	1,010,197
5.000%, 05/01/29	535	538,654
5.000%, 06/01/39	200	225,016
State of Oregon (GO) Series F
5.000%, 05/01/31	550	553,674
5.000%, 05/01/32	1,185	1,192,708
5.000%, 08/01/33	875	1,027,039
5.000%, 05/01/34	500	503,052
State of Oregon (GO) Series G
5.000%, 08/01/27	565	588,272
5.000%, 12/01/33	1,015	1,036,164
5.000%, 08/01/41	350	389,342
State of Oregon (GO) Series H
5.000%, 06/01/27	410	413,620
5.000%, 06/01/29	375	378,430
State of Oregon (GO) Series J
5.000%, 11/01/29	510	560,840
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	1,405	1,435,492
5.000%, 11/15/27	640	661,861
5.000%, 11/15/31	1,675	1,915,972
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/34	1,320	1,429,172
3.250%, 10/01/34	420	418,765
5.000%, 09/01/38	1,230	1,310,643
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	110,627
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	432,920
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/26	1,030	1,040,534
5.000%, 06/15/27	140	145,281
5.000%, 06/15/41	410	464,486
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series A
5.000%, 06/15/36	360	385,523
5.000%, 06/15/40	190	200,814

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	285	$295,652
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	440	444,336
5.000%, 06/15/27	630	653,069
5.000%, 06/15/30	360	400,973
5.000%, 06/15/37	1,000	1,171,530
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	815	844,843
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/35	345	356,001
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington County Clean Water Services (RB)
5.000%, 10/01/27	605	$631,644
5.000%, 10/01/28	440	471,329
Washington County School District No. 13 Banks (GO) (SCH BD GTY) Series B
5.000%, 06/15/38	500	573,842
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	400	436,045
TOTAL MUNICIPAL BONDS (Cost $100,347,391)		101,131,492
TOTAL INVESTMENTS — (100.0%)
(Cost $100,347,391)^^		$101,131,492
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$101,131,492	—	$101,131,492
Total Investments in Securities	—	$101,131,492	—	$101,131,492

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.7%)
Government National Mortgage Association, TBA
	6.000%, 02/01/56 TBA		3,519	$3,599,486
Uniform Mortgage-Backed Security, TBA
	2.000%, 02/01/56 TBA		8,111	6,578,321
	2.500%, 02/01/56 TBA		7,457	6,328,552
	3.000%, 02/01/56 TBA		1,646	1,458,664
	6.000%, 02/01/56 TBA		6,218	6,367,104
	6.500%, 02/01/56 TBA		3,313	3,430,767
TOTAL AGENCY OBLIGATIONS				27,762,894
BONDS — (84.4%)
AUSTRALIA — (5.7%)
Commonwealth Bank of Australia
(r)	3M Swap + 0.950%, FRN, 4.603%, 08/17/28	AUD	850	598,148
(r)Ω	SOFR + 0.810%, FRN, 4.489%, 03/14/30		850	858,099
(r)Ω	SOFR + 0.780%, FRN, 4.448%, 10/01/30		1,300	1,312,234
(r)	SOFR + 0.780%, FRN, 4.448%, 10/01/30		100	100,941
Fortescue Treasury Pty. Ltd.
Ω	4.375%, 04/01/31		112	108,214
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.422%, 06/12/28		800	804,277
National Australia Bank Ltd.
(r)Ω	SOFR + 0.530%, FRN, 4.183%, 12/13/28		300	300,181
(r)Ω	SOFR + 0.680%, FRN, 4.338%, 01/13/31		1,200	1,204,602
		Face Amount^	Value†
		(000)

AUSTRALIA — (Continued)
New South Wales Treasury Corp.
1.500%, 02/20/32	AUD	4,260	$2,454,739
3.500%, 11/20/37	AUD	2,000	1,150,287
Norfina Ltd., 3M Swap + 0.980%, FRN
(r) 4.708%, 03/19/29	AUD	500	351,222
Treasury Corp. of Victoria
2.250%, 09/15/33	AUD	2,100	1,199,598
2.250%, 11/20/34	AUD	4,090	2,243,626
2.000%, 09/17/35	AUD	2,100	1,092,642
4.750%, 09/15/36	AUD	2,050	1,349,090
Westpac Banking Corp., SOFR + 0.810%, FRN
(r) 4.468%, 04/16/29		3,000	3,026,040
TOTAL AUSTRALIA			18,153,940
CANADA — (13.8%)
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	472,150
City of Montreal
4.250%, 12/01/32	CAD	200	153,132
4.250%, 09/01/33	CAD	200	152,392
4.100%, 12/01/34	CAD	3,000	2,239,672
CPPIB Capital, Inc.
1.500%, 03/04/33	EUR	1,400	1,506,139
4.750%, 06/02/33	CAD	2,300	1,828,024
Province of Alberta
3.950%, 06/01/35	CAD	6,500	4,856,347
Province of British Columbia
5.250%, 05/23/34	AUD	1,700	1,170,845
4.150%, 06/18/34	CAD	1,900	1,447,441
4.000%, 06/18/35	CAD	3,000	2,241,655
3.400%, 05/24/39	EUR	1,500	1,746,277
Province of Manitoba
3.800%, 06/02/33	CAD	5,200	3,892,945
4.250%, 06/02/34	CAD	1,000	766,181
5.700%, 03/05/37	CAD	1,000	840,319
Province of Nova Scotia
3.850%, 06/01/35	CAD	4,000	2,951,684
Province of Ontario
5.350%, 05/08/34	AUD	2,000	1,396,697
4.150%, 06/02/34	CAD	2,000	1,526,413
3.600%, 06/02/35	CAD	1,200	870,779
5.600%, 06/02/35	CAD	1,400	1,179,654
4.700%, 06/02/37	CAD	1,400	1,092,332
Province of Quebec
3.000%, 01/24/33	EUR	700	828,997
4.450%, 09/01/34	CAD	300	232,405
5.100%, 06/04/35	AUD	1,300	874,105
4.000%, 09/01/35	CAD	2,600	1,933,373

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	5.000%, 12/01/38	CAD	400	$316,557
	Province of Saskatchewan
	3.800%, 06/02/35	CAD	4,800	3,542,373
PSP Capital, Inc.
	4.150%, 06/01/33	CAD	700	535,715
	3.250%, 07/02/34	EUR	1,400	1,671,293
	Toronto-Dominion Bank
	3.129%, 08/03/32	EUR	500	585,645
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,200	1,171,837
	TOTAL CANADA			44,023,378
DENMARK — (1.3%)
	Denmark Government Bonds
	2.250%, 11/15/33	DKK	5,700	888,481
DSV Finance BV
	3.375%, 11/06/32	EUR	200	238,015
	3.375%, 11/06/34	EUR	750	876,614
Novo Nordisk Finance Netherlands BV
	3.125%, 05/27/33	EUR	650	768,495
	3.375%, 05/21/34	EUR	1,300	1,542,741
	TOTAL DENMARK			4,314,346
FINLAND — (0.9%)
	Finnvera OYJ
	1.250%, 07/14/33	EUR	700	736,216
	Kuntarahoitus OYJ
	1.250%, 02/23/33	EUR	652	692,250
	Nokia OYJ
	6.625%, 05/15/39		682	732,288
	Nordea Kiinnitysluottopankki OYJ
	1.375%, 02/28/33	EUR	600	642,218
	TOTAL FINLAND			2,802,972
FRANCE — (8.2%)
	Abertis France SAS
	1.625%, 09/18/29	EUR	1,100	1,245,759
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	400	476,393
	Agence France Locale
	3.000%, 08/20/32	EUR	2,500	2,935,921
Banque Federative du Credit Mutuel SA
	1.250%, 06/03/30	EUR	1,300	1,426,791
	0.625%, 02/21/31	EUR	600	626,605
BNP Paribas SA
	1.375%, 05/28/29	EUR	500	564,700
	1.250%, 07/13/31	GBP	400	452,726
	BPCE SA
#Ω	2.700%, 10/01/29		1,500	1,419,501
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	Bpifrance SACA
	3.375%, 05/25/34	EUR	1,200	$1,418,244
	Caisse d'Amortissement de la Dette Sociale
	2.750%, 11/25/32	EUR	200	232,703
Caisse des Depots et Consignations
	3.125%, 05/25/33	EUR	1,500	1,772,175
	3.125%, 05/25/35	EUR	2,700	3,123,890
	Caisse Francaise de Financement Local SA
	3.125%, 07/20/33	EUR	2,700	3,196,299
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	427,449
	French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	750	675,288
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,349,438
	LVMH Moet Hennessy Louis Vuitton SE
	3.000%, 03/07/32	EUR	200	236,853
	Regie Autonome des Transports Parisiens EPIC
	1.875%, 05/25/32	EUR	800	879,038
	Region of Ile de France
	1.375%, 06/20/33	EUR	500	522,684
	SNCF Reseau
	1.875%, 03/30/34	EUR	800	841,822
	Societe Des Grands Projets EPIC
	1.125%, 05/25/34	EUR	1,100	1,097,247
	Societe Generale SA
	0.875%, 09/24/29	EUR	1,000	1,101,172
	UNEDIC ASSEO
	0.500%, 05/25/36	EUR	100	87,759
	TOTAL FRANCE			26,110,457
GERMANY — (3.0%)
	Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		450	456,714
	BMW International Investment BV
	3.500%, 01/22/33	EUR	100	120,192
	Deutsche Bahn AG
	1.625%, 08/16/33	EUR	400	427,473
	Land Berlin
	0.125%, 06/04/35	EUR	1,900	1,722,700
Siemens Financieringsmaatschappij NV
	3.125%, 05/27/33	EUR	900	1,070,108
	3.000%, 09/08/33	EUR	2,500	2,938,462
	3.625%, 05/27/36	EUR	500	600,246
	3.375%, 02/22/37	EUR	200	233,214

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	$963,093
	Wintershall Dea Finance BV
	1.823%, 09/25/31	EUR	1,000	1,064,515
	TOTAL GERMANY			9,596,717
ITALY — (0.6%)
	Telecom Italia Capital SA
#	7.200%, 07/18/36		800	867,295
	UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	1,087,271
	TOTAL ITALY			1,954,566
JAPAN — (4.6%)
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	161,000	999,925
	1.400%, 09/20/34	JPY	205,000	1,253,817
	1.200%, 09/20/35	JPY	394,000	2,326,245
	0.400%, 03/20/36	JPY	370,000	1,990,149
	0.600%, 09/20/37	JPY	20,000	105,169
	0.600%, 12/20/37	JPY	349,000	1,820,997
	0.500%, 12/20/41	JPY	207,600	931,356
	Mitsubishi UFJ Financial Group, Inc.
	3.556%, 06/15/32	EUR	1,480	1,778,684
Mizuho Financial Group, Inc.
	0.693%, 10/07/30	EUR	600	640,960
	2.096%, 04/08/32	EUR	400	442,991
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,250	1,180,056
	ORIX Corp.
	3.447%, 10/22/31	EUR	1,000	1,199,635
	TOTAL JAPAN			14,669,984
LUXEMBOURG — (1.0%)
	ArcelorMittal SA
	3.500%, 12/13/31	EUR	200	240,114
European Financial Stability Facility
	1.250%, 05/24/33	EUR	600	636,268
	0.875%, 04/10/35	EUR	900	881,211
	JAB Holdings BV
	5.000%, 06/12/33	EUR	300	384,561
	SELP Finance SARL
	3.750%, 01/16/32	EUR	1,000	1,197,787
	TOTAL LUXEMBOURG			3,339,941
			Face Amount^	Value†
			(000)

NETHERLANDS — (1.4%)
Cooperatieve Rabobank UA
(r)	3M Swap + 0.910%, FRN, 4.637%, 07/17/29	AUD	600	$421,370
(r)	SOFR + 0.890%, FRN, 4.556%, 10/17/29		600	607,602
	Enexis Holding NV
	3.250%, 04/09/33	EUR	2,076	2,459,777
	Tennet Netherlands BV
	2.375%, 05/17/33	EUR	1,000	1,145,758
	TOTAL NETHERLANDS			4,634,507
NEW ZEALAND — (0.8%)
New Zealand Government Bonds
	4.250%, 05/15/34	NZD	750	445,601
	2.750%, 04/15/37	NZD	2,750	1,374,310
	New Zealand Local Government Funding Agency Bonds
	5.000%, 03/08/34	AUD	900	615,202
	TOTAL NEW ZEALAND			2,435,113
NORWAY — (0.9%)
	Aker BP ASA
	4.000%, 05/29/32	EUR	900	1,087,385
Equinor ASA
	1.375%, 05/22/32	EUR	800	851,616
	1.625%, 11/09/36	EUR	500	481,126
	Kommunalbanken AS
	5.250%, 04/18/34	AUD	700	483,351
	TOTAL NORWAY			2,903,478
SPAIN — (0.1%)
Telefonica Emisiones SA
	3.724%, 01/23/34	EUR	400	471,989
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.4%)
International Finance Corp.
	1.500%, 04/15/35	AUD	2,500	1,259,384
SWEDEN — (0.3%)
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	200	218,330
	Swedbank AB, SOFR + 1.030%, FRN
(r)Ω	4.797%, 11/20/29		860	872,153
	TOTAL SWEDEN			1,090,483
SWITZERLAND — (0.8%)
	Tyco Electronics Group SA
	3.250%, 01/31/33	EUR	300	354,553

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
UBS Group AG
	0.875%, 11/03/31	EUR	1,870	$1,948,699
	0.625%, 02/24/33	EUR	200	195,731
	TOTAL SWITZERLAND			2,498,983
UNITED KINGDOM — (3.5%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	178,702
Ω	5.500%, 08/11/32		1,000	1,036,694
	Barclays PLC
	3.250%, 01/17/33	GBP	600	726,137
BAT International Finance PLC
	2.250%, 01/16/30	EUR	500	574,246
	4.125%, 04/12/32	EUR	200	245,011
	BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,481,053
	Imperial Brands Finance PLC
	3.875%, 02/12/34	EUR	1,200	1,410,792
	LCR Finance PLC
	4.500%, 12/07/38	GBP	65	84,433
	National Gas Transmission PLC
	1.125%, 01/14/33	GBP	656	693,970
	Segro PLC
	3.500%, 09/24/32	EUR	200	237,111
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,404,261
	U.K. Gilts
	0.625%, 07/31/35	GBP	2,000	1,922,162
	Vodafone Group PLC
	6.150%, 02/27/37		71	77,362
	TOTAL UNITED KINGDOM			11,071,934
UNITED STATES — (37.1%)
	Accenture Capital, Inc.
	4.500%, 10/04/34		1,300	1,278,543
Advance Auto Parts, Inc.
	3.900%, 04/15/30		150	138,616
#	3.500%, 03/15/32		270	233,313
	Aetna, Inc.
	4.125%, 11/15/42		400	316,405
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,495,965
	Ally Financial, Inc.
	8.000%, 11/01/31		300	340,169
Alphabet, Inc.
(r)	SOFR + 0.520%, FRN, 4.324%, 11/15/28		458	461,617
	3.000%, 05/06/33	EUR	1,371	1,605,658
	3.125%, 11/06/34	EUR	1,000	1,163,302
Altria Group, Inc.
	3.400%, 05/06/30		200	192,880
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.400%, 02/04/41		1,000	$770,393
	American Assets Trust LP
	3.375%, 02/01/31		1,000	912,128
	American Honda Finance Corp.
	3.950%, 03/19/32	EUR	300	365,958
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	519,296
	APA Corp.
	4.750%, 04/15/43		895	708,277
	Apache Corp.
	6.000%, 01/15/37		500	500,883
	ARES Capital Corp.
	3.200%, 11/15/31		800	709,533
	Ashland, Inc.
Ω	3.375%, 09/01/31		400	366,861
	Assurant, Inc.
	2.650%, 01/15/32		1,000	888,233
	AT&T, Inc.
	3.500%, 06/01/41		1,400	1,100,294
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,327,007
	3.850%, 03/01/32		500	471,629
	Bath & Body Works, Inc.
#	5.250%, 02/01/28		600	604,964
	Berkshire Hathaway Finance Corp.
	2.375%, 06/19/39	GBP	600	580,356
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,411,524
	0.472%, 01/23/32	JPY	200,000	1,151,586
	1.585%, 04/16/40	JPY	100,000	520,260
	BlackRock Funding, Inc.
	5.000%, 03/14/34		2,972	3,054,116
	Blackrock, Inc.
	3.750%, 07/18/35	EUR	1,000	1,212,824
	Block, Inc.
#	3.500%, 06/01/31		1,500	1,402,756
	Blue Owl Finance LLC
#	6.250%, 04/18/34		500	515,265
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	93,423
	Boston Properties LP
	5.750%, 01/15/35		1,000	1,023,383
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	300	347,472
Broadcom, Inc.
	2.600%, 02/15/33		1,000	878,710
Ω	3.187%, 11/15/36		150	127,121
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,504	1,334,431
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	421,245
	Capital One NA
	4.650%, 09/13/28		200	202,949

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	$1,098,750
	CF Industries, Inc.
	4.950%, 06/01/43		500	451,254
	Chevron USA, Inc., SOFR + 0.820%, FRN
(r)	4.486%, 10/15/30		800	806,970
	Cincinnati Financial Corp.
	6.125%, 11/01/34		721	771,738
	Colgate-Palmolive Co.
	1.375%, 03/06/34	EUR	300	308,858
Conagra Brands, Inc.
#	5.750%, 08/01/35		600	610,832
	5.300%, 11/01/38		200	188,887
	ConocoPhillips
	6.500%, 02/01/39		300	336,908
CVS Health Corp.
	6.125%, 09/15/39		1,000	1,038,411
	4.125%, 04/01/40		500	425,560
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		650	605,007
	Devon Energy Corp.
	5.600%, 07/15/41		1,000	985,612
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		500	460,792
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	1,023,991
	Dow Chemical Co.
#	5.650%, 03/15/36		800	799,351
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	273,554
	DPL LLC
	4.350%, 04/15/29		1,500	1,482,537
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	894,121
	Energy Transfer LP
	6.500%, 02/01/42		1,000	1,057,885
	EnerSys
Ω	4.375%, 12/15/27		1,000	992,663
	Experian Finance PLC
Ω	2.750%, 03/08/30		602	566,956
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	5,290	5,443,184
	1.408%, 06/26/39	EUR	2,700	2,354,140
	F&G Annuities & Life, Inc.
#	6.250%, 10/04/34		900	907,405
	FedEx Corp.
	3.250%, 05/15/41		1,200	924,123
	Flowserve Corp.
	2.800%, 01/15/32		2,000	1,796,171
Ford Motor Credit Co. LLC
	7.122%, 11/07/33		600	648,304
	6.500%, 02/07/35		400	417,249
	Fox Corp.
	5.476%, 01/25/39		500	498,527
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	GATX Corp.
	3.500%, 06/01/32		500	$467,136
	General Mills, Inc.
	3.850%, 04/23/34	EUR	1,200	1,443,467
	General Motors Co.
	6.250%, 10/02/43		1,000	1,020,143
	GLP Capital LP/GLP Financing II, Inc.
	4.000%, 01/15/30		200	194,603
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		200	217,389
	HA Sustainable Infrastructure Capital, Inc.
	6.750%, 07/15/35		600	628,926
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		600	559,712
HCA, Inc.
	7.500%, 11/06/33		117	133,966
	4.375%, 03/15/42		1,000	853,651
	HNI Corp.
Ω	5.125%, 01/18/29		700	691,320
Huntsman International LLC
	2.950%, 06/15/31		1,000	853,743
#	5.700%, 10/15/34		300	280,389
Intel Corp.
	4.600%, 03/25/40		800	718,023
	5.625%, 02/10/43		700	682,970
	International Business Machines Corp.
	1.250%, 02/09/34	EUR	1,000	1,005,019
	Interstate Power & Light Co.
	5.700%, 10/15/33		1,595	1,676,926
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/34		900	760,836
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,000	910,056
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	787,883
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		300	267,068
Johnson & Johnson
	4.900%, 06/01/31		1,000	1,040,756
	3.050%, 02/26/33	EUR	200	236,943
	JPMorgan Chase & Co.
	6.400%, 05/15/38		500	560,458
	KB Home
	4.000%, 06/15/31		1,500	1,416,051
	Kemper Corp.
	3.800%, 02/23/32		1,000	924,805

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Kilroy Realty LP
	2.500%, 11/15/32		1,600	$1,337,061
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		100	113,443
	Kraft Heinz Foods Co.
	6.875%, 01/26/39		400	446,438
	Kyndryl Holdings, Inc.
	4.100%, 10/15/41		1,775	1,400,112
	Las Vegas Sands Corp.
	6.200%, 08/15/34		500	520,099
	LYB International Finance III LLC
	3.375%, 10/01/40		500	360,437
	MGM Resorts International
	4.625%, 09/01/26		350	350,198
	Micron Technology, Inc.
	3.366%, 11/01/41		500	386,945
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	922,373
Ω	3.875%, 05/15/32		250	224,963
	Morgan Stanley
	6.375%, 07/24/42		150	166,180
	MPLX LP
	4.500%, 04/15/38		1,000	911,023
	National Fuel Gas Co.
	2.950%, 03/01/31		1,000	915,078
	Nestle Finance International Ltd.
	3.750%, 11/14/35	EUR	1,546	1,876,001
	Nordstrom, Inc.
	5.000%, 01/15/44		800	594,139
	NOV, Inc.
	3.950%, 12/01/42		1,000	788,304
	Novartis Capital Corp., SOFR + 0.520%, FRN
(r)	4.339%, 11/05/28		300	301,603
	ONEOK Partners LP
	6.200%, 09/15/43		1,100	1,123,515
Oracle Corp.
	6.125%, 07/08/39		600	592,948
	3.600%, 04/01/40		875	646,270
Paramount Global
	4.950%, 01/15/31		200	191,336
	6.875%, 04/30/36		700	683,017
	Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	835,473
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	921,497
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	194,812
	6.700%, 05/15/36		200	216,931
	6.650%, 01/15/37		500	543,448
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
PPG Industries, Inc.
	3.250%, 03/04/32	EUR	100	$117,475
Principal Financial Group, Inc.
	6.050%, 10/15/36		147	159,463
Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	500	503,924
Public Storage Operating Co.
	0.500%, 09/09/30	EUR	1,000	1,056,610
	0.875%, 01/24/32	EUR	200	206,928
Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	244,802
Rockies Express Pipeline LLC
Ω	6.875%, 04/15/40		1,150	1,177,285
RTX Corp.
	4.500%, 06/01/42		500	452,770
Sabra Health Care LP
	3.200%, 12/01/31		900	823,955
Seagate Data Storage Technology Pte. Ltd.
Ω	4.125%, 01/15/31		500	476,355
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	831,159
Shell Finance U.S., Inc.
	4.550%, 08/12/43		2,500	2,239,229
Shell International Finance BV
	1.875%, 04/07/32	EUR	390	430,632
	1.250%, 11/11/32	EUR	190	199,316
Spectra Energy Partners LP
	4.500%, 03/15/45		1,000	846,393
Stellantis Finance U.S., Inc.
#Ω	6.450%, 03/18/35		1,000	1,042,123
Tapestry, Inc.
	3.050%, 03/15/32		300	273,379
T-Mobile USA, Inc.
	6.700%, 12/15/33		200	223,137
UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	495,457
VF Corp.
	6.000%, 10/15/33		600	603,836
Viatris, Inc.
	3.850%, 06/22/40		1,500	1,154,836
Visa, Inc.
	3.125%, 05/15/33	EUR	3,100	3,662,880
	2.375%, 06/15/34	EUR	300	334,567
Vontier Corp.
	2.950%, 04/01/31		665	609,918
Walmart, Inc.
	5.250%, 09/28/35	GBP	26	36,866
	4.875%, 07/08/40		284	282,481
Wells Fargo & Co.
	0.625%, 08/14/30	EUR	278	297,374

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Western Digital Corp.
	2.850%, 02/01/29		1,200	$1,144,657
Western Midstream Operating LP
	5.450%, 04/01/44		1,000	915,077
Westlake Corp.
	1.625%, 07/17/29	EUR	500	566,125
Whirlpool Corp.
	5.750%, 03/01/34		700	659,000
WP Carey, Inc.
	4.250%, 07/23/32	EUR	300	367,747
XPLR Infrastructure Operating Partners LP
#Ω	4.500%, 09/15/27		300	297,272
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		200	199,509
TOTAL UNITED STATES				118,747,505
TOTAL BONDS				270,079,677
U.S. TREASURY OBLIGATIONS — (4.7%)
U.S. Treasury Inflation-Indexed Notes
	0.125%, 04/15/27		4,363	4,318,254
	1.625%, 10/15/27		656	666,860
U.S. Treasury Notes
(r)	3M USTMMR + 0.150%, FRN, 3.763%, 04/30/26		1,300	1,300,301
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.182%, FRN, 3.795%, 07/31/26	2,450	$2,451,376
(r)	3M USTMMR + 0.098%, FRN, 3.711%, 01/31/27	1,300	1,300,482
(r)	3M USTMMR + 0.160%, FRN, 3.773%, 04/30/27	1,850	1,852,319
	3.625%, 12/31/30	3,100	3,075,539
TOTAL U.S. TREASURY OBLIGATIONS			14,965,131
TOTAL INVESTMENT SECURITIES (Cost $312,941,556)			312,807,702

		Shares
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	622,378	7,199,046
TOTAL INVESTMENTS — (100.0%)
(Cost $320,140,475)^^			$320,006,748
As of January 31, 2026, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	601,009	USD	808,899	Citibank, N.A.	02/06/26	$13,488
JPY	182,641,589	USD	1,156,985	Citibank, N.A.	02/09/26	23,775
EUR	930,320	USD	1,093,113	Citibank, N.A.	02/09/26	9,951
NZD	40,304	USD	23,773	Citibank, N.A.	02/23/26	513
USD	4,896,556	AUD	6,947,307	Societe Generale	03/04/26	59,039
USD	235,989	CAD	318,934	Citibank, N.A.	03/30/26	1,207
USD	9,928,904	CAD	13,409,443	State Street Bank and Trust	04/07/26	54,272
USD	12,174,781	EUR	10,156,120	UBS AG	04/07/26	100,479
USD	12,881,837	EUR	10,708,512	UBS AG	04/30/26	137,205
Total Appreciation						$399,929
USD	11,963,270	EUR	10,156,120	Bank of New York Mellon	02/02/26	$(75,283)
USD	591,211	CAD	822,254	Citibank, N.A.	02/02/26	(12,655)
USD	4,657,446	AUD	6,947,307	Societe Generale	02/02/26	(180,313)
USD	9,197,675	CAD	12,587,189	Societe Generale	02/02/26	(46,395)
AUD	6,947,307	USD	4,896,809	Societe Generale	02/02/26	(59,051)
CAD	13,409,443	USD	9,901,950	State Street Bank and Trust	02/02/26	(54,013)
EUR	10,156,120	USD	12,138,188	UBS AG	02/02/26	(99,636)

DFA Global Core Plus Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	5,130,437	EUR	4,358,513	Australia and New Zealand Bank	02/04/26	$(36,166)
USD	711,975	EUR	607,039	Citibank, N.A.	02/04/26	(7,612)
USD	4,067,592	GBP	3,020,274	Citibank, N.A.	02/06/26	(65,180)
USD	11,429,237	EUR	9,765,087	Australia and New Zealand Bank	02/09/26	(149,052)
USD	874,320	DKK	5,598,971	Citibank, N.A.	02/09/26	(14,670)
USD	4,869,021	AUD	7,229,749	Societe Generale	02/09/26	(165,367)
USD	4,783,007	JPY	746,162,285	Societe Generale	02/09/26	(40,858)
USD	4,800,558	AUD	7,164,588	Citibank, N.A.	02/11/26	(188,438)
USD	11,024,103	EUR	9,430,614	Citibank, N.A.	02/11/26	(158,659)
EUR	1,205,392	USD	1,445,134	Citibank, N.A.	02/11/26	(15,788)
USD	9,444,044	EUR	8,099,040	Australia and New Zealand Bank	02/12/26	(160,201)
USD	3,022,690	GBP	2,247,467	Citibank, N.A.	02/17/26	(52,578)
USD	1,930,045	AUD	2,854,398	Australia and New Zealand Bank	02/23/26	(57,550)
USD	1,446,821	NZD	2,512,573	Citibank, N.A.	02/23/26	(67,125)
USD	52,269	NZD	89,115	Citibank, N.A.	02/24/26	(1,430)
USD	54,321	NZD	92,808	Citibank, N.A.	02/27/26	(1,608)
USD	1,293,965	CAD	1,787,064	Citibank, N.A.	03/09/26	(20,409)
USD	897,158	EUR	765,504	HSBC Bank	03/09/26	(11,687)
CAD	828,743	USD	611,889	Citibank, N.A.	03/10/26	(2,328)
USD	9,016,019	CAD	12,418,644	Societe Generale	03/10/26	(118,204)
USD	234,684	NZD	406,736	Citibank, N.A.	03/17/26	(10,593)
USD	5,072,103	JPY	800,476,180	UBS AG	03/17/26	(118,910)
USD	8,953,148	EUR	7,672,636	Royal Bank of Canada	03/23/26	(162,188)
USD	12,648,942	EUR	10,776,153	Citibank, N.A.	03/27/26	(155,877)
USD	4,511,456	JPY	711,828,836	UBS AG	03/27/26	(108,656)
USD	3,901,721	CAD	5,358,017	Societe Generale	03/30/26	(42,570)
USD	603,586	EUR	518,656	Bank of New York Mellon	04/02/26	(12,884)
USD	1,573,951	EUR	1,352,543	HSBC Bank	04/02/26	(33,668)
USD	12,179,754	EUR	10,346,380	Societe Generale	04/02/26	(117,851)
USD	8,962,370	CAD	12,252,582	Royal Bank of Canada	04/06/26	(59,981)
Total (Depreciation)						$(2,685,434)
Total Appreciation (Depreciation)						$(2,285,505)
As of January 31, 2026, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	$501,923	$501,923
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	4,752	4,752
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	4,006,527	4,006,527
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	271,709	271,709
Bank of America Corp.	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	60,825	60,825
Bank of America Corp.	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	96,182	96,182
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	12,000,000	07/12/27	—	—	34,033	34,033
Citibank, N.A.	2.447%	Fixed	CPI	Maturity	USD	7,000,000	01/21/36	—	—	21,645	21,645
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	278,268	278,268
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	389,635	389,635
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	586,280	586,280

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	$386,011	$386,011
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	353,648	353,648
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	518,551	518,551
Deutsche Bank AG, London Branch	2.477%	Fixed	CPI	Maturity	USD	6,000,000	06/27/34	—	—	15,670	15,670
Deutsche Bank AG, London Branch	2.430%	Fixed	CPI	Maturity	USD	15,000,000	11/21/32	—	—	48,611	48,611
Deutsche Bank AG, London Branch	2.344%	Fixed	CPI	Maturity	USD	9,000,000	08/27/36	—	—	158,750	158,750
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	61,333	61,333
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	41,410	41,410
Morgan Stanley and Co. International	2.415%	Fixed	CPI	Maturity	USD	9,000,000	05/06/35	—	—	56,468	56,468
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	203,790	203,790
Total Appreciation										$8,096,021	$8,096,021
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(92,279)	(92,279)
Bank of America Corp.	2.604%	Fixed	CPI	Maturity	USD	8,000,000	05/07/34	—	—	(67,343)	(67,343)
Bank of America Corp.	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	(5,572)	(5,572)
Citibank, N.A.	2.645%	Fixed	CPI	Maturity	USD	9,000,000	02/14/35	—	—	(102,973)	(102,973)
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	2,000,000	07/12/27	—	—	(42,719)	(42,719)
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	(12,159)	(12,159)
Deutsche Bank AG, London Branch	2.557%	Fixed	CPI	Maturity	USD	11,000,000	09/17/33	—	—	(40,656)	(40,656)
Deutsche Bank AG, London Branch	2.551%	Fixed	CPI	Maturity	USD	4,000,000	07/12/36	—	—	(22,210)	(22,210)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(169,820)	(169,820)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(122,586)	(122,586)
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	(14,118)	(14,118)
Morgan Stanley and Co. International	2.502%	Fixed	CPI	Maturity	USD	9,000,000	05/19/33	—	—	(2,763)	(2,763)
Total (Depreciation)										$(695,198)	$(695,198)
Total Appreciation (Depreciation)										$7,400,823	$7,400,823

DFA Global Core Plus Real Return Portfolio
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $19,101,220 or 6.3% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$27,762,894	—	$27,762,894
Bonds
Australia	—	18,153,940	—	18,153,940
Canada	—	44,023,378	—	44,023,378
Denmark	—	4,314,346	—	4,314,346
Finland	—	2,802,972	—	2,802,972
France	—	26,110,457	—	26,110,457
Germany	—	9,596,717	—	9,596,717
Italy	—	1,954,566	—	1,954,566
Japan	—	14,669,984	—	14,669,984
Luxembourg	—	3,339,941	—	3,339,941
Netherlands	—	4,634,507	—	4,634,507
New Zealand	—	2,435,113	—	2,435,113
Norway	—	2,903,478	—	2,903,478
Spain	—	471,989	—	471,989
Supranational Organization Obligations	—	1,259,384	—	1,259,384
Sweden	—	1,090,483	—	1,090,483
Switzerland	—	2,498,983	—	2,498,983
United Kingdom	—	11,071,934	—	11,071,934
United States	—	118,747,505	—	118,747,505
U.S. Treasury Obligations	—	14,965,131	—	14,965,131
Securities Lending Collateral	—	7,199,046	—	7,199,046
Total Investments in Securities	—	$320,006,748	—	$320,006,748
Financial Instruments
Assets
Forward Currency Contracts**	—	399,929	—	399,929
Swap Agreements**	—	8,096,021	—	8,096,021
Liabilities
Forward Currency Contracts**	—	(2,685,434)	—	(2,685,434)
Swap Agreements**	—	(695,198)	—	(695,198)
Total Financial Instruments	—	$5,115,318	—	$5,115,318
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (4.2%)
	Allied Tecnologia SA	30,010	$47,729
	Allos SA	78,384	460,229
*	Allpark Empreendimentos Participacoes e Servicos SA	12,900	11,325
	Alupar Investimento SA	36,439	235,068
#	Ambev SA (ABEV US), ADR	209,701	582,969
	Ambev SA (ABEV3 BZ)	148,600	419,307
	Anima Holding SA	70,300	69,863
	Armac Locacao Logistica E Servicos SA	30,400	27,669
	Auren Energia SA	78,407	167,756
	Axia Energia	110,789	1,144,572
	B3 SA - Brasil Bolsa Balcao	438,191	1,344,693
	Banco ABC Brasil SA	2,010	10,243
	Banco Bradesco SA (BBDC3 BZ)	29,730	103,492
	Banco BTG Pactual SA	91,151	1,038,336
	Banco do Brasil SA	117,924	565,112
	Banco Santander Brasil SA	296,036	2,043,044
	BB Seguridade Participacoes SA	82,073	581,852
	Bemobi Mobile Tech SA	18,869	88,882
*	Blau Farmaceutica SA	17,550	33,914
	Boa Safra Sementes SA	19,466	32,254
	BR Advisory Partners Participacoes SA	24,700	93,069
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,200	69,712
*	Brava Energia	13,303	47,773
	C&A Modas SA	61,300	138,959
	Caixa Seguridade Participacoes SA	21,431	70,490
	Camil Alimentos SA	14,000	17,717
*	Cia Brasileira de Aluminio	79,642	154,056
*	Cia Brasileira de Distribuicao	99,973	72,946
		Shares	Value»
BRAZIL — (Continued)
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	19,242	$516,840
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	28,830	773,621
	Cia de Saneamento de Minas Gerais Copasa MG	41,300	401,405
	Cia De Sanena Do Parana (SAPR11 BZ)	66,800	592,508
	Cia De Sanena Do Parana (SAPR3 BZ)	49,000	106,142
	Cia Energetica de Minas Gerais (CMIG3 BZ)	68,013	195,015
	Cia Paranaense de Energia - Copel CPLE3 BZ	257,929	645,956
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	289,646	554,223
	Cogna Educacao SA	874,673	756,213
	Construtora Tenda SA	25,800	135,306
*	Cosan SA	29,444	33,009
	CPFL Energia SA	21,169	206,994
	Cruzeiro do Sul Educacional SA	100,500	137,495
	CSU Digital SA	7,400	27,096
	Cury Construtora e Incorporadora SA	52,981	347,821
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,900	510,761
Ω	Desktop SA	45,900	129,953
	Dexco SA	110,229	120,016
	Dimed SA Distribuidora da Medicamentos	32,800	82,456
	Direcional Engenharia SA	88,863	235,550
	EcoRodovias Infraestrutura e Logistica SA	90,300	202,811
	Embraer SA	17,800	327,910
	Empreendimentos Pague Menos SA PGMN3 BZ	92,983	115,903

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Empreendimentos Pague Menos SA PGMN9 BZ	3,696	$4,607
	Energisa SA	55,430	537,264
*	Eneva SA	116,924	469,229
	Engie Brasil Energia SA	34,000	211,711
	Equatorial SA	116,415	905,174
	Eternit SA	11,831	8,992
	Even Construtora e Incorporadora SA	45,200	68,280
	Ez Tec Empreendimentos e Participacoes SA	53,151	152,906
	Fleury SA	84,097	265,581
	Fras-Le SA	12,990	59,979
#	Gerdau SA, Sponsored ADR	208,348	889,646
Ω	GPS Participacoes e Empreendimentos SA	77,628	276,424
	Grendene SA	76,898	72,474
	Grupo Mateus SA	94,102	86,006
	Grupo SBF SA	45,800	125,319
	Guararapes Confeccoes SA	39,800	74,265
*Ω	Hapvida Participacoes e Investimentos SA	46,557	115,005
	Hypera SA	96,363	461,605
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	21,298	49,939
	Iochpe Maxion SA	37,600	78,733
	Irani Papel e Embalagem SA	33,300	57,517
*	IRB-Brasil Resseguros SA	29,015	318,940
*	JBS NV, BDR	86,831	1,358,377
	JHSF Participacoes SA	162,200	294,335
	JSL SA	33,800	47,848
	Kepler Weber SA	42,500	82,694
	Klabin SA	292,561	1,065,122
	Lavvi Empreendimentos Imobiliarios SA	23,722	80,640
	Localiza Rent a Car SA	142,091	1,306,500
	LOG Commercial Properties e Participacoes SA	12,500	66,078
*	Log-in Logistica Intermodal SA	5,100	31,495
*	Lojas Quero-Quero SA	65,679	31,574
	Lojas Renner SA	314,903	893,355
Ω	LWSA SA	89,127	82,814
		Shares	Value»
BRAZIL — (Continued)
	M Dias Branco SA	16,521	$77,947
	Magazine Luiza SA	113,108	210,409
	Mahle Metal Leve SA	16,300	106,421
	Marcopolo SA	65,648	74,845
	MBRF Global Foods Co. SA	83,950	297,819
*Ω	Meliuz SA	41,224	31,098
	Melnick Even Desenvolvimento Imobiliario SA	39,400	29,871
	Mills Locacao Servicos e Logistica SA	59,365	174,843
	Minerva SA	66,014	77,645
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	15,300	11,513
	Motiva Infraestrutura de Mobilidade SA	179,519	571,705
	Moura Dubeux Engenharia SA	27,525	149,478
	Movida Participacoes SA	65,109	154,027
*	MRV Engenharia e Participacoes SA	99,676	152,845
	Multiplan Empreendimentos Imobiliarios SA	56,493	353,595
*	Natura Cosmeticos SA	214,282	357,086
	Neoenergia SA	35,807	220,445
*	Oceanpact Servicos Maritimos SA	46,100	82,516
	Odontoprev SA	66,420	141,858
	Petroleo Brasileiro SA - Petrobras	582,002	4,466,688
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	234,843	3,372,345
	Petroreconcavo SA	30,397	65,267
	Plano & Plano Desenvolvimento Imobiliario SA	20,800	59,719
	Porto Seguro SA	33,600	320,757
*	PRIO SA	187,334	1,815,051
	Profarma Distribuidora de Produtos Farmaceuticos SA	6,300	10,989
	Qualicorp Consultoria e Corretora de Seguros SA	118,300	51,027
	Raia Drogasil SA	191,280	890,477
Ω	Rede D'Or Sao Luiz SA	26,217	211,170
	Romi SA	13,303	21,284
	Rumo SA	81,376	228,229
	Sao Martinho SA	36,121	104,806

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sendas Distribuidora SA (ASAI3 BZ)	283,239	$461,234
Ω	Ser Educacional SA	56,800	134,910
	Simpar SA	126,800	161,188
	SLC Agricola SA	61,938	188,895
*	Smartfit Escola de Ginastica e Danca SA	94,154	396,285
	Suzano SA (SUZB3 BZ)	107,492	1,007,568
	SYN prop e tech SA	13,500	13,031
	Tegma Gestao Logistica SA	15,400	114,123
#	Telefonica Brasil SA (VIV US), ADR	8,545	121,168
	Telefonica Brasil SA (VIVT3 BZ)	54,320	385,821
	TIM SA	176,200	820,944
	TOTVS SA	44,388	375,920
	Transmissora Alianca de Energia Eletrica SA	71,600	566,378
	Tres Tentos Agroindustrial SA	32,995	104,325
	Trisul SA	39,782	53,595
*	Tupy SA	19,600	46,516
	Ultrapar Participacoes SA (UGPA3 BZ)	132,626	639,599
*	Uniao Pet Participacoes SA	58,396	39,058
	Unifique Telecomunicacoes SA	55,335	56,042
	Unipar Carbocloro SA	2,724	31,123
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,700	22,208
	Vale SA (VALE US), Sponsored ADR	118,739	1,908,136
	Vale SA (VALE3 BZ)	183,800	2,944,851
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,700	108,558
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	147,985	112,196
	Veste SA Estilo	8,910	6,213
	Vibra Energia SA	183,749	1,004,156
	Vittia SA	6,400	5,594
	Vivara Participacoes SA	38,400	205,617
	Vulcabras SA	19,910	68,173
	WEG SA	100,500	987,670
		Shares	Value»
BRAZIL — (Continued)
	Wiz Co.	25,600	$48,352
	YDUQS Participacoes SA	74,067	206,463
TOTAL BRAZIL			55,698,148
CHILE — (0.8%)
	Administradora de Fondos de Pensiones Habitat SA	37,442	63,675
	Aguas Andinas SA, Class A	640,658	282,249
	Banco de Chile (BCH US), ADR	18,151	791,928
	Banco de Credito e Inversiones SA	4,152	308,565
	Banco Itau Chile SA	5,108	139,037
	Banco Santander Chile (BSAC US), ADR	12,041	424,084
	Banco Santander Chile (BSAN CI)	3,224,173	283,589
	Besalco SA	28,623	45,820
	BICECORP SA	375,288	188,978
*	CAP SA	17,352	163,832
	Cencosud SA	199,500	667,581
	Cencosud Shopping SA	75,632	242,384
	Cia Cervecerias Unidas SA (CCU CI)	38,448	282,672
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	2,514	36,881
	Cia Sud Americana de Vapores SA	4,287,463	235,580
	Colbun SA	1,652,012	273,587
	Embotelladora Andina SA, ADR, Class B	11,505	361,487
	Empresa Nacional de Telecomunicaciones SA	85,373	458,332
	Empresas CMPC SA	149,237	223,736
	Empresas Copec SA	66,185	564,205
	Enel Americas SA (ENELAM CI)	1,190,699	112,410
	Enel Chile SA (ENELCHIL CI)	4,489,693	380,645
	Engie Energia Chile SA	132,499	234,848
	Falabella SA	37,610	291,911
	Forus SA	13,556	38,085
	Instituto de Diagnostico SA	5,827	18,426
	Inversiones Aguas Metropolitanas SA	183,489	232,860

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Inversiones La Construccion SA	16,231	$404,863
	Latam Airlines Group SA LTM CI	17,898,107	580,758
#	Latam Airlines Group SA LTM US, ADR	2,442	160,708
*	Multiexport Foods SA	50,860	20,133
	Parque Arauco SA	123,767	526,057
	Plaza SA	83,364	362,595
	Ripley Corp. SA	389,174	195,654
	Salfacorp SA	242,422	399,206
	Sigdo Koppers SA	25,113	48,871
	SMU SA	1,132,190	212,143
	Sociedad Matriz SAAM SA	1,087,608	171,622
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,864	220,070
	SONDA SA	206,223	79,060
	Vina Concha y Toro SA	161,336	183,896
TOTAL CHILE			10,913,023
COLOMBIA — (0.3%)
	Almacenes Exito SA	18,626	25,695
	Celsia SA	80,851	115,036
	Cementos Argos SA	78,109	291,993
*	Corp. Financiera Colombiana SA	58,708	320,784
	Grupo Argos SA	59,391	301,061
	Grupo Cibest SA CIB US, ADR	10,459	853,977
	Grupo Cibest SA CIBEST CB	25,775	582,169
	Grupo de Inversiones Suramericana SA	19,039	321,875
	Grupo Energia Bogota SA ESP	194,512	172,314
	Interconexion Electrica SA ESP	26,154	214,360
	Mineros SA	59,641	309,426
	Organizacion Terpel SA	20,959	112,480
	Promigas SA ESP	7,558	14,066
TOTAL COLOMBIA			3,635,236
CZECH REPUBLIC — (0.2%)
	CEZ AS	15,989	919,365
	Komercni Banka AS	7,982	483,685
Ω	Moneta Money Bank AS	58,606	588,190
	Philip Morris CR AS	169	165,833
TOTAL CZECH REPUBLIC			2,157,073
		Shares	Value»
EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	150,278	$398,049
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	145,019	384,301
TOTAL EGYPT			782,350
GREECE — (0.9%)
	Aegean Airlines SA	11,869	210,266
*	Aktor SA Holding Co. Technical & Energy Projects	6,251	80,423
	Alpha Bank SA	262,104	1,254,681
	Athens International Airport SA	12,242	164,273
	Athens Water Supply & Sewage Co. SA	7,308	62,411
	Autohellas Tourist & Trading SA	4,923	75,841
	Avax SA	13,716	54,669
	Bank of Greece	5,783	117,922
	Ellaktor SA	14,339	23,420
#	ElvalHalcor SA	15,104	82,795
	Eurobank SA, Class A	325,655	1,591,468
	Fourlis Holdings SA	10,848	56,626
	GEK Terna SA	11,612	457,068
	Hellenic Telecommunications Organization SA	13,406	251,435
	Helleniq Energy Holdings SA	41,283	444,298
	Holding Co. ADMIE IPTO SA	28,094	102,142
	Ideal Holdings SA	3,864	28,393
	Intracom Holdings SA	22,759	95,037
	Jumbo SA	11,301	335,084
	Kri-Kri Milk Industry SA	3,116	80,210
*	LAMDA Development SA	19,123	160,559
*	Metlen Energy & Metals PLC	16,193	881,438
	Motor Oil Hellas Corinth Refineries SA	19,575	788,147
	National Bank of Greece SA	53,818	950,126
	OPAP SA	18,222	367,486
	Optima bank SA	35,830	367,735
	Piraeus Bank SA	144,597	1,458,597
	Piraeus Port Authority SA	2,285	107,895
	Profile Systems & Software SA	1,902	17,603

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Public Power Corp. SA	13,912	$328,826
	Quest Holdings SA	10,392	86,740
	Sarantis SA	6,337	101,915
	Thrace Plastics Holding & Co.	6,640	33,312
	Titan SA (TITC BB)	7,464	503,624
	Titan SA (TITC GA)	4,251	285,248
TOTAL GREECE			12,007,713
HUNGARY — (0.4%)
*	4iG Nyrt	8,332	102,268
	ANY Security Printing Co.	2,462	58,639
	Magyar Telekom Telecommunications PLC	90,034	558,526
	MOL Hungarian Oil & Gas PLC	82,848	1,011,818
	Opus Global Nyrt	67,687	115,604
	OTP Bank Nyrt	21,900	2,755,720
	Richter Gedeon Nyrt	5,839	195,355
TOTAL HUNGARY			4,797,930
INDIA — (19.1%)
	360 ONE WAM Ltd.	25,795	316,743
	3M India Ltd.	495	184,422
	63 Moons Technologies Ltd.	8,503	59,794
	Aarti Drugs Ltd.	10,228	42,304
	Aarti Industries Ltd.	26,945	109,045
	Aarti Pharmalabs Ltd.	15,040	124,286
*	Aavas Financiers Ltd.	11,927	188,215
	ABB India Ltd.	3,888	235,372
	ACC Ltd.	7,527	134,470
	Accelya Solutions India Ltd.	1,250	17,561
	Action Construction Equipment Ltd.	11,243	104,050
	Acutaas Chemicals Ltd.	3,834	79,717
*	Adani Energy Solutions Ltd.	58,649	570,833
	Adani Enterprises Ltd. ADE IN	2,604	57,258
*	Adani Enterprises Ltd. ADEPP IN	673	8,194
*	Adani Green Energy Ltd.	14,087	130,538
	Adani Ports & Special Economic Zone Ltd.	66,336	1,023,261
*	Adani Power Ltd.	568,340	839,636
	Adani Total Gas Ltd.	22,933	131,990
	ADF Foods Ltd.	15,698	30,162
*	Aditya Birla Capital Ltd.	170,330	631,621
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Fashion & Retail Ltd.	91,323	$65,927
*	Aditya Birla Lifestyle Brands Ltd.	65,024	74,393
	Aditya Birla Real Estate Ltd.	9,815	136,252
	Aditya Birla Sun Life Asset Management Co. Ltd.	15,935	132,518
Ω	Aditya Vision Ltd.	2,682	14,595
	Advanced Enzyme Technologies Ltd.	8,712	28,219
	Advent Hotels International Pvt Ltd.	4,757	10,265
	Aegis Logistics Ltd.	32,753	256,673
	Aeroflex Industries Ltd.	12,795	24,770
*	Aether Industries Ltd.	8,359	91,465
	AGI Greenpac Ltd.	7,595	51,666
	Ahluwalia Contracts India Ltd.	8,813	82,028
	AIA Engineering Ltd.	9,941	432,811
	Ajanta Pharma Ltd.	12,617	379,959
	Ajmera Realty & Infra India Ltd.	28,255	46,443
	Akzo Nobel India Ltd.	2,999	91,364
	Alembic Ltd.	33,100	33,307
	Alembic Pharmaceuticals Ltd.	16,977	145,016
	Alkem Laboratories Ltd.	5,869	363,284
	Alkyl Amines Chemicals	3,385	57,767
	Allcargo Global Ltd.	101,641	25,712
	Amara Raja Energy & Mobility Ltd.	40,674	371,080
*	Amber Enterprises India Ltd.	3,447	215,149
	Ambuja Cements Ltd.	55,460	307,900
	Amrutanjan Health Care Ltd.	3,492	22,289
	Anant Raj Ltd.	36,315	200,673
	Andhra Sugars Ltd.	18,163	13,892
	Angel One Ltd.	18,522	507,710
*	Antelopus Selan Energy Ltd.	3,303	19,838
*Ω	Antony Waste Handling Cell Ltd.	6,735	40,856
	Anup Engineering Ltd.	3,082	59,518
	Anupam Rasayan India Ltd.	3,436	46,585
	Apar Industries Ltd.	4,513	393,681
	Apcotex Industries Ltd.	7,545	30,530

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Apeejay Surrendra Park Hotels Ltd.	7,437	$9,832
	APL Apollo Tubes Ltd.	24,600	546,865
	Apollo Hospitals Enterprise Ltd.	12,837	970,669
	Apollo Micro Systems Ltd.	59,115	168,593
	Apollo Pipes Ltd.	1,408	4,127
	Apollo Tyres Ltd.	118,154	632,615
	Aptus Value Housing Finance India Ltd.	116,014	348,767
*	Arman Financial Services Ltd.	2,204	38,913
	Artemis Medicare Services Ltd.	9,823	26,392
	Arvind Fashions Ltd.	22,141	113,107
	Arvind Ltd.	56,669	193,711
	Arvind SmartSpaces Ltd.	2,067	11,963
	Asahi India Glass Ltd.	25,934	282,243
	Ashapura Minechem Ltd.	9,804	71,792
	Ashiana Housing Ltd.	14,741	47,158
	Ashok Leyland Ltd.	806,476	1,734,554
*	Ashoka Buildcon Ltd.	67,324	109,920
*	Asian Granito India Ltd.	25,842	19,428
	Asian Paints Ltd.	17,923	473,806
	Associated Alcohols & Breweries Ltd.	3,899	35,772
Ω	Aster DM Healthcare Ltd.	52,263	313,988
	Astra Microwave Products Ltd.	10,836	115,974
	Astral Ltd.	10,516	168,002
	AstraZeneca Pharma India Ltd.	1,328	123,331
	Atul Ltd.	1,936	131,345
Ω	AU Small Finance Bank Ltd.	71,553	763,498
	AurionPro Solutions Ltd.	4,452	44,073
	Aurobindo Pharma Ltd.	43,906	573,199
	Automotive Axles Ltd.	895	18,203
*Ω	Avalon Technologies Ltd.	2,889	27,023
	Avantel Ltd.	38,083	63,951
	Avanti Feeds Ltd.	16,537	143,853
*Ω	Avenue Supermarts Ltd.	4,658	187,328
*	AWL Agri Business Ltd.	54,948	127,916
	Axis Bank Ltd. (AXSB IN)	296,921	4,418,551
*	AXISCADES Technologies Ltd.	1,290	17,357
		Shares	Value»
INDIA — (Continued)
	Bajaj Auto Ltd.	7,571	$789,575
*	Bajaj Consumer Care Ltd.	22,410	82,807
	Bajaj Finance Ltd.	318,672	3,227,585
	Bajaj Finserv Ltd.	28,992	616,452
*	Bajaj Hindusthan Sugar Ltd.	122,007	21,851
	Bajaj Holdings & Investment Ltd.	2,572	301,839
	Balaji Amines Ltd.	1,650	20,022
	Balkrishna Industries Ltd.	11,724	294,056
	Balmer Lawrie & Co. Ltd.	21,317	39,917
	Balrampur Chini Mills Ltd.	37,385	170,219
	Balu Forge Industries Ltd.	1,139	5,254
	Banco Products India Ltd.	16,872	109,165
Ω	Bandhan Bank Ltd.	234,065	393,683
	Bank of Baroda	154,395	504,154
	Bank of India	155,774	278,135
	Bank of Maharashtra	262,660	187,255
	Bannari Amman Sugars Ltd.	618	24,148
	BASF India Ltd.	2,609	103,331
	Bata India Ltd.	9,657	90,357
	Bayer CropScience Ltd.	3,085	150,401
	BEML Ltd.	4,412	86,270
	Berger Paints India Ltd.	29,087	146,570
*	BF Utilities Ltd.	5,803	32,960
	Bhagiradha Chemicals & Industries Ltd.	3,660	8,516
	Bhansali Engineering Polymers Ltd.	47,575	42,962
	Bharat Bijlee Ltd.	2,066	63,146
	Bharat Dynamics Ltd.	2,525	42,294
	Bharat Electronics Ltd.	402,919	1,969,543
	Bharat Forge Ltd.	46,148	725,064
	Bharat Heavy Electricals Ltd.	107,194	307,247
	Bharat Petroleum Corp. Ltd.	147,195	583,562
	Bharat Rasayan Ltd.	1,460	29,646
	Bharti Airtel Ltd.	275,115	5,900,679
	Biocon Ltd.	85,680	342,299
	Birla Corp. Ltd.	5,397	61,708
	BirlaNu Ltd.	1,089	18,674
	Birlasoft Ltd.	40,721	184,855
	Black Box Ltd.	12,051	66,889
	Bliss Gvs Pharma Ltd.	7,243	13,908
	BLS International Services Ltd.	15,031	42,292
	Blue Dart Express Ltd.	894	53,665

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Blue Jet Healthcare Ltd.	3,574	$16,261
	Blue Star Ltd.	17,800	353,865
	Bombay Burmah Trading Co.	9,103	170,612
	Bombay Dyeing & Manufacturing Co. Ltd.	31,433	39,368
*	Borosil Ltd.	11,332	30,972
*	Borosil Renewables Ltd.	3,713	19,937
*	Borosil Scientific Ltd.	1,931	2,303
	Bosch Ltd.	314	124,716
	Brigade Enterprises Ltd.	26,745	219,786
*	Brightcom Group Ltd.	479,160	48,166
	Britannia Industries Ltd.	14,660	933,215
	BSE Ltd.	32,628	984,884
*	Camlin Fine Sciences Ltd.	22,865	36,246
	Campus Activewear Ltd.	29,039	79,765
	Can Fin Homes Ltd.	31,355	321,034
	Canara Bank	337,267	540,688
	Cantabil Retail India Ltd.	6,559	20,993
*	Capacit'e Infraprojects Ltd.	16,597	40,111
	Capital Small Finance Bank Ltd.	6,732	18,789
	Caplin Point Laboratories Ltd.	7,519	141,762
	Capri Global Capital Ltd.	44,747	85,297
	Carborundum Universal Ltd.	18,081	154,942
	Care Ratings Ltd.	6,691	116,959
*	Cartrade Tech Ltd.	11,870	341,157
	Carysil Ltd.	5,598	48,099
	Castrol India Ltd.	102,255	204,688
	CCL Products India Ltd.	24,480	258,213
	CE Info Systems Ltd.	2,038	29,285
	Ceat Ltd.	9,788	399,859
	Cello World Ltd.	7,189	39,045
	Cemindia Projects Ltd.	24,738	171,535
	Central Depository Services India Ltd.	26,880	386,030
	Centum Electronics Ltd.	801	20,280
	Century Enka Ltd.	4,205	19,810
	Century Plyboards India Ltd.	18,752	164,005
	Cera Sanitaryware Ltd.	1,011	55,037
	CESC Ltd.	131,865	215,317
		Shares	Value»
INDIA — (Continued)
	CG Power & Industrial Solutions Ltd.	60,431	$386,094
	Chalet Hotels Ltd.	17,564	166,168
	Chambal Fertilisers & Chemicals Ltd.	74,033	357,285
*	Chemplast Sanmar Ltd.	13,689	38,290
	Chennai Petroleum Corp. Ltd.	12,013	113,110
*	Choice International Ltd.	16,047	133,282
	Cholamandalam Financial Holdings Ltd.	43,976	791,365
	Cholamandalam Investment & Finance Co. Ltd.	54,035	957,955
	CIE Automotive India Ltd.	46,822	213,902
*	Cigniti Technologies Ltd.	3,495	61,411
	Cipla Ltd.	57,195	824,914
	City Union Bank Ltd.	182,102	594,434
	Clean Science & Technology Ltd.	7,824	73,471
	CMS Info Systems Ltd.	36,855	126,684
	Coal India Ltd.	103,328	494,809
Ω	Cochin Shipyard Ltd.	6,612	119,580
	Coforge Ltd.	44,196	795,105
	Colgate-Palmolive India Ltd.	14,884	341,235
	Computer Age Management Services Ltd.	57,042	431,754
	Concord Biotech Ltd.	5,675	72,108
	Container Corp. of India Ltd.	31,519	172,512
	Coromandel International Ltd.	22,555	551,263
	Cosmo First Ltd.	5,458	35,441
	Craftsman Automation Ltd.	3,859	307,412
*	CreditAccess Grameen Ltd.	23,380	334,376
	CRISIL Ltd.	2,944	149,345
	Crompton Greaves Consumer Electricals Ltd.	97,604	235,601
*	CSB Bank Ltd.	18,955	89,729
	Cummins India Ltd.	16,927	753,363
	Cyient Ltd.	14,506	177,584
*Ω	D.P. Abhushan Ltd.	1,177	16,267
	Dabur India Ltd.	61,191	337,139
	Dalmia Bharat Ltd.	14,444	325,900
*	Dalmia Bharat Refractories Ltd.	57	0

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Data Patterns India Ltd.	780	$22,682
	Datamatics Global Services Ltd.	1,601	12,234
	DB Corp. Ltd.	26,479	68,892
	DCB Bank Ltd.	62,365	135,836
	DCM Shriram Fine Chemicals Ltd.	16,478	10,852
	DCM Shriram International Ltd.	16,478	10,852
	DCM Shriram Ltd.	9,189	118,089
	DCW Ltd.	61,842	30,912
	Ddev Plastiks Industries Ltd.	3,541	11,103
	Deep Industries Ltd.	10,711	43,278
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	21,736	251,545
	Deepak Nitrite Ltd.	8,106	145,238
*	Delhivery Ltd.	126,609	587,138
	Delta Corp. Ltd.	30,055	21,164
*	Devyani International Ltd.	68,328	86,650
*	Dhanlaxmi Bank Ltd.	78,664	20,702
	Dhanuka Agritech Ltd.	3,565	43,404
*	Digitide Solutions Ltd.	25,700	32,085
Ω	Dilip Buildcon Ltd.	16,079	79,829
*	Dish TV India Ltd.	327,685	12,412
*	Dishman Carbogen Amcis Ltd.	22,821	53,912
	Divi's Laboratories Ltd.	5,510	361,476
	Dixon Technologies India Ltd.	6,127	695,995
	DLF Ltd.	50,831	351,546
	D-Link India Ltd.	6,113	27,417
	Dodla Dairy Ltd.	6,813	88,784
	Dollar Industries Ltd.	4,851	16,651
Ω	Dr. Lal PathLabs Ltd.	15,916	242,310
#	Dr. Reddy's Laboratories Ltd., ADR	52,425	703,543
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	36,440	480,222
	Dynacons Systems & Solutions Ltd.	1,487	14,858
*	Easy Trip Planners Ltd.	285,129	19,652
	eClerx Services Ltd.	8,194	415,600
	Edelweiss Financial Services Ltd.	179,803	209,009
	Eicher Motors Ltd.	16,833	1,305,858
*	EID Parry India Ltd.	33,292	333,835
	EIH Associated Hotels	6,270	22,625
	EIH Ltd.	63,235	218,426
	Eimco Elecon India Ltd.	585	11,182
		Shares	Value»
INDIA — (Continued)
	Elecon Engineering Co. Ltd.	15,769	$69,853
*	Electronics Mart India Ltd.	30,323	30,158
	Electrosteel Castings Ltd.	97,469	75,400
	Elgi Equipments Ltd.	30,586	144,244
	Emami Ltd.	46,950	247,265
*	Embassy Developments Ltd.	73,583	53,085
	Emcure Pharmaceuticals Ltd.	5,327	84,959
Ω	Endurance Technologies Ltd.	6,676	176,126
	Engineers India Ltd.	73,378	138,279
	Epigral Ltd.	3,138	35,172
	EPL Ltd.	54,989	115,279
*Ω	Equitas Small Finance Bank Ltd.	166,269	127,013
Ω	Eris Lifesciences Ltd.	15,273	230,112
	ESAB India Ltd.	1,270	76,847
	Escorts Kubota Ltd.	4,125	151,163
*	Eternal Ltd.	59,057	175,971
*	Eureka Forbes Ltd.	18,905	112,536
	Eveready Industries India Ltd.	10,581	38,470
	Exide Industries Ltd.	114,746	402,319
	Expleo Solutions Ltd.	980	9,742
*	FDC Ltd.	17,888	72,036
*	Fedbank Financial Services Ltd.	16,836	28,035
	Federal Bank Ltd.	306,017	958,016
*	Federal-Mogul Goetze India Ltd.	4,659	22,065
	FIEM Industries Ltd.	5,371	126,511
	Filatex India Ltd.	17,140	8,546
	Fine Organic Industries Ltd.	2,332	107,397
	Fineotex Chemical Ltd.	165,580	40,154
*	Fino Payments Bank Ltd.	8,826	20,851
	Finolex Cables Ltd.	13,241	104,537
	Finolex Industries Ltd.	70,973	136,881
	Firstsource Solutions Ltd.	94,321	327,841
	Flair Writing Industries Ltd.	3,094	10,058
	Force Motors Ltd.	1,743	361,942
	Fortis Healthcare Ltd.	53,198	492,825
*	FSN E-Commerce Ventures Ltd.	167,361	430,794
*	Fusion Finance Ltd.	21,697	43,196
	G R Infraprojects Ltd.	5,497	58,479
	Gabriel India Ltd.	24,854	252,406
	GAIL India Ltd. (GAIL IN)	254,684	463,283

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Galaxy Surfactants Ltd.	2,504	$49,422
	Ganesh Housing Ltd.	6,806	54,640
	Ganesha Ecosphere Ltd.	4,405	32,385
	Garden Reach Shipbuilders & Engineers Ltd.	5,602	168,518
	Garware Hi-Tech Films Ltd.	1,998	65,686
	Garware Technical Fibres Ltd.	10,514	74,875
	Gateway Distriparks Ltd.	103,219	65,716
	GE Vernova T&D India Ltd.	18,548	650,869
*	Genesys International Corp. Ltd.	7,025	23,826
	Genus Power Infrastructures Ltd.	14,452	44,548
	Geojit Financial Services Ltd.	39,989	29,582
	GHCL Ltd.	25,594	148,339
	GHCL Textiles Ltd.	31,467	25,947
	GIC Housing Finance Ltd.	13,076	23,091
	Gillette India Ltd.	1,625	155,149
Ω	Gland Pharma Ltd.	9,671	192,581
	GlaxoSmithKline Pharmaceuticals Ltd.	7,421	193,658
	Glenmark Pharmaceuticals Ltd.	23,884	526,575
	Global Health Ltd.	18,105	208,868
	Globus Spirits Ltd.	6,694	67,836
	GMM Pfaudler Ltd.	6,744	71,743
*	GMR Airports Ltd.	312,637	319,727
*	Go Fashion India Ltd.	4,641	19,634
	Godawari Power & Ispat Ltd.	113,718	307,171
	Godfrey Phillips India Ltd.	12,093	267,685
Ω	Godrej Agrovet Ltd.	11,601	67,403
	Godrej Consumer Products Ltd.	26,176	328,930
*	Godrej Industries Ltd.	6,592	69,590
*	Godrej Properties Ltd.	9,915	170,123
*	Gokaldas Exports Ltd.	5,875	35,456
*	Gokul Agro Resources Ltd.	23,792	41,811
	Goldiam International Ltd.	15,256	51,405
	Goodluck India Ltd.	5,071	61,639
	Granules India Ltd.	43,187	269,010
	Graphite India Ltd.	23,649	157,045
	Grasim Industries Ltd.	28,639	878,009
		Shares	Value»
INDIA — (Continued)
	Grauer & Weil India Ltd.	7,530	$5,853
	Gravita India Ltd.	949	16,650
	Great Eastern Shipping Co. Ltd.	37,063	483,499
	Greaves Cotton Ltd.	29,666	52,611
	Greenlam Industries Ltd.	18,356	48,132
	Greenpanel Industries Ltd.	17,190	41,066
	Greenply Industries Ltd.	23,053	56,385
	Grindwell Norton Ltd.	10,478	173,865
	Gufic Biosciences Ltd.	8,341	28,002
	Gujarat Alkalies & Chemicals Ltd.	6,420	31,922
	Gujarat Ambuja Exports Ltd.	37,730	57,126
	Gujarat Fluorochemicals Ltd.	2,733	90,816
	Gujarat Gas Ltd.	29,009	134,122
	Gujarat Industries Power Co. Ltd.	12,026	18,350
	Gujarat Mineral Development Corp. Ltd.	28,024	174,871
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,427	88,300
	Gujarat Pipavav Port Ltd.	87,109	158,183
	Gujarat State Fertilizers & Chemicals Ltd.	73,522	147,596
	Gujarat State Petronet Ltd.	124,444	409,721
	Gujarat Themis Biosyn Ltd.	1,473	5,276
	Gulf Oil Lubricants India Ltd.	5,710	67,722
	Happiest Minds Technologies Ltd.	14,792	66,702
	Hariom Pipe Industries Ltd.	2,188	9,832
Ω	Harsha Engineers Ltd.	8,231	33,394
	Hatsun Agro Product Ltd.	13,395	127,998
	Havells India Ltd.	21,626	301,850
	HBL Engineering Ltd.	32,473	276,862
	HCL Technologies Ltd.	129,486	2,383,436
Ω	HDFC Asset Management Co. Ltd.	26,870	733,751
	HDFC Bank Ltd.	810,341	8,191,373
Ω	HDFC Life Insurance Co. Ltd.	23,571	187,091

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	HealthCare Global Enterprises Ltd.	16,223	$104,373
	HEG Ltd.	28,797	169,442
	Heritage Foods Ltd.	14,012	54,629
	Hero MotoCorp Ltd. (HMCL IN)	35,515	2,137,602
	HFCL Ltd.	176,172	129,993
	HG Infra Engineering Ltd.	7,995	56,162
	Hikal Ltd.	17,498	36,752
	Himadri Speciality Chemical Ltd.	49,308	246,930
	Himatsingka Seide Ltd.	19,970	22,422
	Hindalco Industries Ltd.	283,563	2,952,308
*	Hinduja Global Solutions Ltd.	1,622	7,409
	Hindustan Aeronautics Ltd.	22,850	1,148,924
	Hindustan Copper Ltd.	64,746	473,579
*	Hindustan Foods Ltd.	7,772	39,378
*	Hindustan Oil Exploration Co. Ltd.	19,694	33,433
	Hindustan Petroleum Corp. Ltd.	122,372	566,603
	Hindustan Unilever Ltd.	38,023	978,352
*	Hindware Home Innovation Ltd.	6,918	16,964
	Hitachi Energy India Ltd.	1,215	249,234
	HI-Tech Pipes Ltd.	22,958	18,536
	Hle Glascoat Ltd.	2,123	8,782
Ω	Home First Finance Co. India Ltd.	20,998	269,263
	Honda India Power Products Ltd.	994	21,956
	HPL Electric & Power Ltd.	7,395	26,725
*	Hubtown Ltd.	14,461	33,000
	ICICI Bank Ltd. (IBN US), Sponsored ADR	202,125	5,920,241
	ICICI Bank Ltd. (ICICIBC IN)	339,470	5,012,064
Ω	ICICI Lombard General Insurance Co. Ltd.	11,098	218,403
Ω	ICICI Prudential Life Insurance Co. Ltd.	21,839	150,463
	ICRA Ltd.	536	36,865
*	ideaForge Technology Ltd.	7,297	36,800
	IDFC First Bank Ltd.	977,794	888,787
*	IFB Industries Ltd.	3,379	40,875
*	IFCI Ltd.	208,099	124,541
		Shares	Value»
INDIA — (Continued)
	IIFL Capital Services Ltd.	62,672	$226,748
	IIFL Finance Ltd.	78,743	451,836
*	India Cements Ltd.	17,689	88,369
	India Glycols Ltd.	10,464	99,215
	India Nippon Electricals Ltd.	1,312	10,054
	India Power Corp. Ltd.	54,677	5,165
*	Indiabulls Ltd.	255,580	29,481
Ω	IndiaMart InterMesh Ltd.	10,579	253,270
	Indian Bank	77,544	769,661
Ω	Indian Energy Exchange Ltd.	64,144	88,452
	Indian Hotels Co. Ltd.	72,408	530,346
	Indian Hume Pipe Co. Ltd.	2,210	9,146
	Indian Metals & Ferro Alloys Ltd.	9,165	116,363
	Indian Oil Corp. Ltd.	237,860	421,283
	Indian Railway Catering & Tourism Corp. Ltd.	39,600	268,522
Ω	Indian Railway Finance Corp. Ltd.	125,528	164,176
	Indigo Paints Ltd.	5,311	60,381
	Indo Count Industries Ltd.	29,271	74,854
	Indoco Remedies Ltd.	8,472	20,012
*Ω	IndoStar Capital Finance Ltd.	5,979	13,417
	Indraprastha Gas Ltd.	117,672	228,065
	Indraprastha Medical Corp. Ltd.	13,610	53,795
*	Indus Towers Ltd.	358,502	1,732,382
*	IndusInd Bank Ltd.	38,461	373,641
*	Infibeam Avenues Ltd.	268,149	47,411
	Info Edge India Ltd.	51,828	705,746
	Infosys Ltd. (INFO IN)	401,508	7,188,924
	Ingersoll Rand India Ltd.	2,218	80,967
	Innova Captab Ltd.	2,206	16,467
*	Inox Green Energy Services Ltd.	5,515	10,256
	INOX India Ltd.	3,435	41,806
*	Inox Wind Ltd.	123,194	144,997
*	Insecticides India Ltd.	1,234	7,911
	Intellect Design Arena Ltd.	25,386	253,355
Ω	InterGlobe Aviation Ltd.	22,900	1,146,560
	IOL Chemicals & Pharmaceuticals Ltd.	51,595	41,571
	ION Exchange India Ltd.	21,310	83,478
	Ipca Laboratories Ltd.	32,011	513,545

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IRB Infrastructure Developers Ltd.	358,400	$162,413
Ω	IRCON International Ltd.	89,701	160,470
	ISGEC Heavy Engineering Ltd.	7,202	58,711
*	ITC Hotels Ltd.	30,927	60,910
	ITC Ltd.	410,750	1,440,527
	J Kumar Infraprojects Ltd.	14,585	91,048
	Jagran Prakashan Ltd.	13,332	9,644
*	Jai Balaji Industries Ltd.	20,997	15,205
*	Jain Irrigation Systems Ltd.	114,248	45,454
*	Jaiprakash Power Ventures Ltd.	597,377	99,486
	Jammu & Kashmir Bank Ltd.	132,000	150,849
	Jamna Auto Industries Ltd.	59,384	80,064
*	Jana Small Finance Bank Ltd.	4,869	19,085
	Jash Engineering Ltd.	10,542	43,592
	JB Chemicals & Pharmaceuticals Ltd.	24,329	495,555
	JBM Auto Ltd.	6,861	42,368
	Jindal Saw Ltd.	87,932	167,112
	Jindal Stainless Ltd.	101,074	905,748
	Jindal Steel Ltd.	72,225	879,688
	Jio Financial Services Ltd.	276,444	764,093
*	JITF Infralogistics Ltd.	5,343	16,697
	JK Cement Ltd.	7,212	433,720
	JK Lakshmi Cement Ltd.	21,261	179,535
	JK Paper Ltd.	29,928	107,151
	JK Tyre & Industries Ltd.	52,176	293,102
	JM Financial Ltd.	124,104	174,347
	JSW Energy Ltd.	50,787	252,887
	JSW Steel Ltd.	70,693	929,080
	JTEKT India Ltd.	17,166	25,490
	JTL Industries Ltd.	25,562	19,822
	Jubilant Foodworks Ltd.	55,726	302,268
	Jubilant Ingrevia Ltd.	19,524	135,825
	Jubilant Pharmova Ltd.	22,508	239,208
*	Just Dial Ltd.	7,133	51,937
	Jyothy Labs Ltd.	27,964	75,864
*	Jyoti Structures Ltd.	161,009	17,051
	Kajaria Ceramics Ltd.	12,619	122,958
	Kalpataru Projects International Ltd.	38,370	477,248
	Kalyan Jewellers India Ltd.	18,238	71,580
		Shares	Value»
INDIA — (Continued)
	Kalyani Steels Ltd.	7,935	$61,272
	Kansai Nerolac Paints Ltd.	35,588	88,780
	Karnataka Bank Ltd.	78,535	155,778
	Karur Vysya Bank Ltd.	214,003	694,094
	Kaveri Seed Co. Ltd.	8,556	88,150
	KCP Ltd.	26,632	51,231
	KDDL Ltd.	1,815	45,418
	KEC International Ltd.	33,591	245,143
	KEI Industries Ltd.	13,119	570,181
*	Kellton Tech Solutions Ltd.	147,300	24,919
	Kennametal India Ltd.	1,194	25,373
	Kewal Kiran Clothing Ltd.	4,116	20,602
	Keystone Realtors Ltd.	9,401	51,112
	Kfin Technologies Ltd.	25,125	277,152
*	Kiri Industries Ltd.	13,595	68,794
	Kirloskar Brothers Ltd.	7,218	122,718
	Kirloskar Ferrous Industries Ltd.	15,358	74,872
	Kirloskar Industries Ltd.	516	17,642
	Kirloskar Oil Engines Ltd.	29,112	371,470
	Kirloskar Pneumatic Co. Ltd.	8,370	103,601
	Kitex Garments Ltd.	30,636	57,174
*	Knowledge Marine & Engineering Works Ltd.	2,144	41,559
	KNR Constructions Ltd.	37,453	60,536
*	Kolte-Patil Developers Ltd.	10,089	41,020
	Kotak Mahindra Bank Ltd.	552,995	2,451,200
	Kovai Medical Center & Hospital Ltd.	1,289	75,171
Ω	KPI Green Energy Ltd.	8,357	36,092
	KPIT Technologies Ltd.	37,646	428,918
	KPR Mill Ltd.	21,592	204,570
	KRBL Ltd.	17,603	65,720
*Ω	Krishna Institute of Medical Sciences Ltd.	54,762	357,991
	Krsnaa Diagnostics Ltd.	5,763	44,767
	KSB Ltd.	15,693	119,814
	Kwality Wall's India Ltd.	63,955	27,949
	L&T Finance Ltd.	136,753	425,838
Ω	L&T Technology Services Ltd.	3,358	136,210
	LA Opala RG Ltd.	13,617	28,391

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Larsen & Toubro Ltd.	47,469	$2,032,466
Ω	Laurus Labs Ltd.	38,904	409,199
	Laxmi Organic Industries Ltd.	24,051	37,417
*Ω	Lemon Tree Hotels Ltd.	140,764	199,243
	LG Balakrishnan & Bros Ltd.	11,367	212,989
	LIC Housing Finance Ltd.	100,588	577,033
	Linde India Ltd.	1,346	87,880
	Lloyds Engineering Works Ltd.	39,653	19,562
	Lloyds Metals & Energy Ltd.	21,692	259,090
	LMW Ltd.	563	91,409
Ω	Lodha Developers Ltd.	21,968	232,268
	LT Foods Ltd.	52,673	212,551
Ω	LTIMindtree Ltd.	9,797	636,427
	Lumax Auto Technologies Ltd.	12,617	185,067
	Lumax Industries Ltd.	867	45,852
	Lupin Ltd.	47,684	1,114,419
	LUX Industries Ltd.	2,047	20,500
	Madhya Bharat Agro Products Ltd.	2,010	9,001
	Mahanagar Gas Ltd.	10,152	115,908
	Maharashtra Scooters Ltd.	1,176	172,526
	Maharashtra Seamless Ltd.	12,815	72,906
	Mahindra & Mahindra Financial Services Ltd.	123,936	500,625
	Mahindra & Mahindra Ltd.	110,477	4,140,204
*	Mahindra Holidays & Resorts India Ltd.	18,000	57,341
	Mahindra Lifespace Developers Ltd.	20,708	84,492
Ω	Mahindra Logistics Ltd.	11,906	46,422
	Maithan Alloys Ltd.	2,775	30,167
*	Man Industries India Ltd.	10,285	36,497
	Man Infraconstruction Ltd.	33,991	40,802
	Manali Petrochemicals Ltd.	23,060	14,569
	Manappuram Finance Ltd.	295,914	916,805
	Mangalam Cement Ltd.	4,272	36,372
*	Mangalore Refinery & Petrochemicals Ltd.	35,250	67,610
	Mankind Pharma Ltd.	9,595	221,936
		Shares	Value»
INDIA — (Continued)
	Manorama Industries Ltd.	3,475	$51,091
	Marico Ltd.	75,826	602,958
	Marksans Pharma Ltd.	69,834	124,275
	Maruti Suzuki India Ltd.	9,918	1,573,604
Ω	MAS Financial Services Ltd.	29,522	104,090
	Mastek Ltd.	5,098	114,148
Ω	Matrimony.com Ltd.	4,362	24,631
*	Max Estates Ltd.	7,126	29,765
*	Max Financial Services Ltd.	14,865	260,203
	Max Healthcare Institute Ltd.	35,263	367,352
*	Max India Ltd.	6,702	11,683
	Mayur Uniquoters Ltd.	8,463	47,229
	Mazagon Dock Shipbuilders Ltd.	4,960	139,094
*Ω	Medi Assist Healthcare Services Ltd.	13,996	60,940
*	Medplus Health Services Ltd.	20,778	180,930
*	Meghmani Organics Ltd.	44,171	29,122
	Metro Brands Ltd.	4,564	52,133
Ω	Metropolis Healthcare Ltd.	6,455	127,297
	Minda Corp. Ltd.	26,907	165,483
Ω	Mishra Dhatu Nigam Ltd.	10,453	42,489
	MM Forgings Ltd.	9,402	41,821
	MOIL Ltd.	30,538	122,231
	Mold-Tek Packaging Ltd.	1,376	8,144
	Monte Carlo Fashions Ltd.	4,285	26,459
	Morepen Laboratories Ltd.	111,100	44,159
	Motherson Sumi Wiring India Ltd.	647,324	303,310
	Motilal Oswal Financial Services Ltd.	45,244	370,039
	Mphasis Ltd.	23,842	716,003
	MPS Ltd.	1,629	33,293
	MRF Ltd.	485	701,713
	Mrs Bectors Food Specialities Ltd.	34,260	82,812
	MSTC Ltd.	8,488	42,699
	Multi Commodity Exchange of India Ltd.	12,910	353,767
	Muthoot Finance Ltd.	28,080	1,166,575
*	Nalwa Sons Investments Ltd.	521	33,338
	Narayana Hrudayalaya Ltd.	18,645	358,410

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Natco Pharma Ltd.	33,030	$300,022
	National Aluminium Co. Ltd.	287,859	1,191,843
	National Fertilizers Ltd.	40,180	36,323
	Nava Ltd.	37,783	230,335
*Ω	Navkar Corp. Ltd.	16,746	17,566
	Navneet Education Ltd.	25,486	39,869
*	Nazara Technologies Ltd.	54,619	168,775
	NBCC India Ltd.	203,467	219,559
	NCC Ltd.	111,342	177,905
	NCL Industries Ltd.	9,419	18,753
	NELCO Ltd.	3,512	24,933
	Neogen Chemicals Ltd.	940	12,457
	NESCO Ltd.	6,952	86,270
	Nestle India Ltd.	58,366	847,722
	Netweb Technologies India Ltd.	4,609	157,900
*	Network18 Media & Investments Ltd.	44,858	18,649
	Neuland Laboratories Ltd.	1,634	235,040
	Newgen Software Technologies Ltd.	12,542	79,894
	NHPC Ltd.	362,548	308,751
	NIIT Learning Systems Ltd.	20,642	89,894
	NIIT Ltd.	26,856	21,756
	Nilkamal Ltd.	985	14,754
Ω	Nippon Life India Asset Management Ltd.	34,882	332,107
	Nitin Spinners Ltd.	11,677	42,201
	NLC India Ltd.	49,779	139,841
	NMDC Ltd.	741,079	651,123
*	NMDC Steel Ltd.	42,663	19,573
	NOCIL Ltd.	18,888	27,140
	Novartis India Ltd.	1,627	13,449
	NRB Bearings Ltd.	15,566	43,356
	NTPC Ltd.	275,823	1,062,988
	Nucleus Software Exports Ltd.	3,278	32,430
	Nuvama Wealth Management Ltd.	20,325	297,183
*	Nuvoco Vistas Corp. Ltd.	28,817	107,977
	Oberoi Realty Ltd.	13,983	226,810
	Oil & Natural Gas Corp. Ltd.	204,601	597,807
	Oil India Ltd.	71,169	396,290
	Olectra Greentech Ltd.	5,763	68,243
	One 97 Communications Ltd.	34,555	425,148
*	Onesource Specialty Pharma Ltd.	7,346	97,692
		Shares	Value»
INDIA — (Continued)
	Oracle Financial Services Software Ltd.	3,207	$270,067
*	Orchid Pharma Ltd.	1,989	15,116
	Orient Cement Ltd.	24,938	42,560
	Orient Electric Ltd.	34,440	68,204
*	Orient Green Power Co. Ltd.	162,096	18,325
	Oriental Hotels Ltd.	18,748	20,619
	Page Industries Ltd.	822	293,341
	Paisalo Digital Ltd.	174,601	64,634
*	Panacea Biotec Ltd.	3,283	13,377
	Panama Petrochem Ltd.	13,302	42,244
Ω	Parag Milk Foods Ltd., Class F	19,863	54,483
*	Paramount Communications Ltd.	56,849	20,681
	Patanjali Foods Ltd.	30,703	167,306
*	Patel Engineering Ltd.	133,290	41,605
*	PB Fintech Ltd.	11,480	206,107
*	PC Jeweller Ltd.	534,536	62,111
	PCBL Chemical Ltd.	49,255	141,373
	Pearl Global Industries Ltd.	6,088	103,450
*	Pennar Industries Ltd.	37,772	70,814
	Persistent Systems Ltd.	17,019	1,118,119
	Petronet LNG Ltd.	196,944	620,384
	Phoenix Mills Ltd.	17,990	325,897
	PI Industries Ltd.	9,221	318,014
*	Piccadily Agro Industries Ltd.	1,971	12,508
	Pidilite Industries Ltd.	36,237	561,982
*	Piramal Finance Ltd.	34,669	655,785
	Piramal Pharma Ltd.	130,368	219,626
	Pitti Engineering Ltd.	6,318	53,654
	PIX Transmissions Ltd.	1,966	28,051
Ω	PNB Housing Finance Ltd.	60,742	543,031
	PNC Infratech Ltd.	40,375	95,687
	Pokarna Ltd.	5,459	43,644
	Poly Medicure Ltd.	1,713	28,422
	Polycab India Ltd.	6,475	494,424
	Polyplex Corp. Ltd.	8,768	81,220
	Pondy Oxides & Chemicals Ltd.	5,123	66,210
*	Poonawalla Fincorp Ltd.	47,094	203,130
	Power Finance Corp. Ltd.	309,851	1,276,788
	Power Grid Corp. of India Ltd.	287,709	801,425
	Power Mech Projects Ltd.	5,340	119,871
	Praj Industries Ltd.	21,832	69,372

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Prakash Industries Ltd.	32,387	$43,076
Ω	Prataap Snacks Ltd.	3,111	38,387
	Precision Wires India Ltd.	28,086	74,877
	Premier Explosives Ltd. (PRE IN)	5,380	30,036
	Prestige Estates Projects Ltd.	19,051	302,733
	Pricol Ltd.	26,549	159,278
*	Prism Johnson Ltd.	30,255	41,618
	Privi Speciality Chemicals Ltd.	2,907	88,716
	Procter & Gamble Health Ltd.	2,345	135,062
	Procter & Gamble Hygiene & Health Care Ltd.	288	36,932
*	PSP Projects Ltd.	3,458	28,304
*	PTC India Financial Services Ltd.	74,121	26,491
	PTC India Ltd.	66,341	124,189
	Punjab National Bank	343,907	468,501
*	Puravankara Ltd.	14,041	35,366
*	PVR Inox Ltd.	17,740	188,595
Ω	Quess Corp. Ltd.	13,862	31,351
	R Systems International Ltd.	11,709	48,809
	Radico Khaitan Ltd.	9,441	289,369
	Raghav Productivity Enhancers Ltd.	1,327	10,675
	Rail Vikas Nigam Ltd.	26,708	100,026
	Railtel Corp. of India Ltd.	29,772	114,791
	Rain Industries Ltd.	54,048	90,963
*	Rajesh Exports Ltd.	17,168	30,382
	Rajratan Global Wire Ltd.	2,448	10,843
	Rallis India Ltd.	26,880	80,479
	Ram Ratna Wires Ltd.	4,796	15,357
*	Rama Steel Tubes Ltd.	173,256	14,782
	Ramco Cements Ltd.	27,259	330,323
	Ramco Industries Ltd.	11,599	39,781
*	Ramco Systems Ltd.	5,468	28,009
	Ramkrishna Forgings Ltd.	20,880	115,525
*	Ramky Infrastructure Ltd.	6,591	34,113
	Rane Holdings Ltd.	2,143	30,493
	Rane Madras Ltd.	1,107	8,862
	Rashi Peripherals Ltd.	3,086	12,007
	Rashtriya Chemicals & Fertilizers Ltd.	36,714	54,762
*	Rategain Travel Technologies Ltd.	12,994	86,236
	Ratnamani Metals & Tubes Ltd.	6,349	148,285
		Shares	Value»
INDIA — (Continued)
*	RattanIndia Power Ltd.	801,676	$74,092
*	Raymond Lifestyle Ltd.	8,755	99,181
*	Raymond Ltd.	5,472	22,948
*	Raymond Realty Ltd.	10,944	59,928
Ω	RBL Bank Ltd.	154,664	500,852
	REC Ltd.	233,713	927,293
	Redington Ltd.	269,689	797,742
	Redtape Ltd.	44,380	59,796
	Reliance Industrial Infrastructure Ltd.	1,165	9,038
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	29,313	1,779,367
	Reliance Industries Ltd. (RIL IN)	167,699	2,551,095
Ω	Reliance Industries Ltd. (RLNIY US), Sponsored GDR	44,787	2,718,571
*	Reliance Infrastructure Ltd.	56,222	82,037
*	Reliance Power Ltd.	859,155	264,683
*	Religare Enterprises Ltd.	24,387	63,497
	Repco Home Finance Ltd.	11,234	49,662
	Responsive Industries Ltd.	9,620	17,528
*	Restaurant Brands Asia Ltd.	92,628	64,100
	Rhi Magnesita India Ltd.	14,855	71,111
	Rico Auto Industries Ltd.	45,453	57,654
	RITES Ltd.	41,222	102,479
	Rossari Biotech Ltd.	6,757	40,808
	RPG Life Sciences Ltd.	2,149	47,130
*	RPSG Ventures Ltd.	4,168	32,951
	Safari Industries India Ltd.	5,205	113,467
*	Sagar Cements Ltd.	17,694	37,473
	Sai Silks Kalamandir Ltd.	12,995	15,911
	Saksoft Ltd.	14,671	27,541
*Ω	Salasar Techno Engineering Ltd.	308,495	26,836
*	SAMHI Hotels Ltd.	7,317	13,546
*	Sammaan Capital Ltd.	146,516	239,853
	Samvardhana Motherson International Ltd.	791,324	969,587
	Sandhar Technologies Ltd.	9,330	49,714
	Sandur Manganese & Iron Ores Ltd.	21,123	50,381

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Sanghi Industries Ltd.	9,371	$6,142
	Sanghvi Movers Ltd.	16,026	52,474
	Sanofi Consumer Healthcare India Ltd.	2,286	104,388
	Sanofi India Ltd.	1,132	49,450
Ω	Sansera Engineering Ltd.	13,883	259,717
*	Sapphire Foods India Ltd.	47,476	97,089
	Sarda Energy & Minerals Ltd.	27,518	147,287
	Saregama India Ltd.	18,587	68,327
	Sasken Technologies Ltd.	1,897	25,085
	Savita Oil Technologies Ltd.	9,160	34,791
*	SBFC Finance Ltd.	166,453	154,263
	SBI Cards & Payment Services Ltd.	29,981	246,202
Ω	SBI Life Insurance Co. Ltd.	34,339	751,221
	Schaeffler India Ltd.	6,679	261,758
*	Schneider Electric Infrastructure Ltd.	14,480	109,392
*	SEAMEC Ltd.	1,670	23,004
	Senco Gold Ltd.	9,738	32,677
*	SEPC Ltd.	348,527	31,231
	Seshasayee Paper & Boards Ltd.	12,371	30,645
*	SG Finserve Ltd.	2,826	10,297
Ω	SH Kelkar & Co. Ltd.	19,760	30,982
	Shaily Engineering Plastics Ltd.	5,713	118,587
	Shakti Pumps India Ltd.	11,880	80,840
*	Shalby Ltd.	7,260	13,268
*	Shankara Buildpro Ltd.	5,154	42,078
	Shanthi Gears Ltd.	4,410	21,586
	Sharda Cropchem Ltd.	9,161	101,639
	Sharda Motor Industries Ltd.	7,866	73,279
	Share India Securities Ltd.	13,936	21,764
*	Sheela Foam Ltd.	9,705	54,769
	Shilpa Medicare Ltd.	28,604	90,831
	Shipping Corp. of India Land & Assets Ltd.	31,983	15,691
	Shipping Corp. of India Ltd.	48,387	118,742
	Shivalik Bimetal Controls Ltd.	8,643	39,588
*	Shoppers Stop Ltd.	7,687	30,242
	Shree Cement Ltd.	891	261,455
	Shriram Finance Ltd.	243,570	2,703,761
		Shares	Value»
INDIA — (Continued)
	Shriram Pistons & Rings Ltd.	6,431	$193,810
*	Shriram Properties Ltd.	26,303	21,344
	Shyam Metalics & Energy Ltd.	18,052	167,386
	Siemens Energy India Ltd.	2,953	79,772
	Siemens Ltd.	2,953	99,246
	Sigachi Industries Ltd.	26,631	5,772
*	SIS Ltd.	12,141	44,408
	Siyaram Silk Mills Ltd.	7,622	42,980
	SJS Enterprises Ltd.	9,085	164,965
	SJVN Ltd.	46,424	36,721
*	SKF India Industrial Ltd.	4,027	119,504
	SKF India Ltd.	4,027	73,662
	Skipper Ltd.	12,026	47,176
	SML Mahindra Ltd.	894	33,565
	Sobha Ltd.	10,290	161,611
	Solar Industries India Ltd.	4,564	667,807
	Somany Ceramics Ltd.	5,293	23,470
Ω	Sona Blw Precision Forgings Ltd.	3,650	19,607
	Sonata Software Ltd.	18,489	63,658
	South Indian Bank Ltd.	716,692	293,647
	SP Apparels Ltd.	2,860	21,136
*	Spandana Sphoorty Financial Ltd.	1,454	1,927
	SRF Ltd.	19,961	609,399
	Star Cement Ltd.	50,861	120,651
*	Star Health & Allied Insurance Co. Ltd.	58,199	297,486
	State Bank of India (SBID LI), GDR	2,592	307,111
	State Bank of India (SBIN IN)	91,425	1,071,411
	State Bank of India (SBKFF US), GDR	14,169	1,677,610
	Steel Authority of India Ltd.	180,319	294,973
	Steelcast Ltd.	12,486	25,134
*	Sterlite Technologies Ltd.	62,653	71,939
*	STL Networks Ltd.	84,822	18,595
	Stove Kraft Ltd.	5,323	28,491
	Strides Pharma Science Ltd.	16,601	158,472
*	Stylam Industries Ltd.	3,206	77,453
	Styrenix Performance Materials Ltd.	2,351	49,824
*	Subex Ltd.	243,613	24,562
	Subros Ltd.	5,043	44,747
	Sudarshan Chemical Industries Ltd.	10,120	99,862

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Sudarshan Colorants India Ltd.	936	$3,793
	Sumitomo Chemical India Ltd.	24,238	107,966
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	50,562	876,841
	Sun TV Network Ltd.	36,672	221,781
	Sundaram Finance Ltd.	12,065	684,157
	Sundaram-Clayton Ltd.	777	10,542
	Sundram Fasteners Ltd.	31,579	321,553
	Sunflag Iron & Steel Co. Ltd.	16,141	43,075
	Sunteck Realty Ltd.	11,166	48,855
	Suprajit Engineering Ltd.	25,072	121,699
	Supreme Industries Ltd.	5,740	218,535
	Supreme Petrochem Ltd.	18,348	113,133
	Supriya Lifescience Ltd.	9,043	66,576
	Surya Roshni Ltd.	22,267	59,914
*	Suryoday Small Finance Bank Ltd.	22,867	34,455
*	Suzlon Energy Ltd.	1,041,133	540,738
	Swan Corp. Ltd.	20,951	96,302
	Swaraj Engines Ltd.	1,571	59,669
	Symphony Ltd.	4,203	42,162
*	Syncom Formulations India Ltd.	150,052	21,243
Ω	Syngene International Ltd.	23,961	123,602
	TAJGVK Hotels & Resorts Ltd.	2,166	8,693
	Talbros Automotive Components Ltd.	9,032	25,779
	Tamilnad Mercantile Bank Ltd.	17,517	115,366
	Tanla Platforms Ltd.	15,767	87,526
Ω	Tara Chand InfraLogistic Solutions Ltd.	4,622	3,086
*	TARC Ltd.	23,394	38,704
	Tata Chemicals Ltd.	43,870	355,591
	Tata Communications Ltd.	18,015	307,893
	Tata Consultancy Services Ltd.	75,899	2,585,392
	Tata Consumer Products Ltd.	28,430	350,387
	Tata Elxsi Ltd.	5,225	302,600
*	Tata Motors Ltd./new	342,448	1,703,166
		Shares	Value»
INDIA — (Continued)
	Tata Motors Passenger Vehicles Ltd.	190,196	$723,158
	Tata Power Co. Ltd.	130,427	519,881
	Tata Steel Ltd.	1,319,738	2,746,921
*	Tata Teleservices Maharashtra Ltd.	59,876	29,325
	TCI Express Ltd.	3,436	20,369
	TCPL Packaging Ltd.	483	13,588
	TD Power Systems Ltd.	36,390	285,664
*	TeamLease Services Ltd.	1,241	18,677
	Tech Mahindra Ltd.	83,792	1,582,666
	Techno Electric & Engineering Co. Ltd.	13,063	139,184
	Technocraft Industries India Ltd.	2,009	44,267
	Tega Industries Ltd.	5,140	95,396
	Texmaco Infrastructure & Holdings Ltd.	19,829	20,941
	Texmaco Rail & Engineering Ltd.	65,306	91,249
	Thanga Mayil Jewellery Ltd.	1,447	52,454
	Thejo Engineering Ltd.	489	8,999
	Thermax Ltd.	1,296	40,725
	Thirumalai Chemicals Ltd.	14,023	29,144
	Thomas Cook India Ltd.	53,460	71,543
Ω	Thyrocare Technologies Ltd.	16,941	77,415
	Tilaknagar Industries Ltd.	31,728	148,429
	Time Technoplast Ltd.	77,672	153,090
	Timken India Ltd.	8,261	267,431
	Tips Music Ltd.	14,673	85,689
	Titagarh Rail System Ltd.	13,428	120,614
	Titan Co. Ltd.	33,159	1,436,494
	Torrent Pharmaceuticals Ltd.	16,246	698,600
	Torrent Power Ltd.	20,839	314,704
	Tourism Finance Corp. of India Ltd.	96,705	67,989
	Transformers & Rectifiers India Ltd.	19,366	50,138
	Transport Corp. of India Ltd.	9,519	110,183
	Trent Ltd.	15,035	616,023
	Trident Ltd.	228,265	64,730
	Triveni Engineering & Industries Ltd.	28,446	115,235
	Triveni Turbine Ltd.	29,732	162,197
	TTK Prestige Ltd.	7,893	50,659

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tube Investments of India Ltd.	10,025	$254,560
	TVS Holdings Ltd.	1,708	273,990
	TVS Motor Co. Ltd.	31,628	1,266,942
	TVS Srichakra Ltd.	949	41,924
	Uflex Ltd.	11,450	57,867
*	Ugro Capital Ltd.	21,162	33,826
*Ω	Ujjivan Small Finance Bank Ltd.	300,377	211,742
	UltraTech Cement Ltd.	4,145	573,617
*	Unichem Laboratories Ltd.	8,574	35,263
	Union Bank of India Ltd.	270,127	529,503
	United Breweries Ltd.	4,074	64,734
	United Spirits Ltd.	25,614	379,227
	Universal Cables Ltd.	2,315	18,242
	UNO Minda Ltd.	35,034	450,915
	UPL Ltd.	70,796	541,014
	Usha Martin Ltd.	67,195	298,210
	UTI Asset Management Co. Ltd.	12,489	131,026
*	V2 Retail Ltd.	4,800	105,110
	VA Tech Wabag Ltd.	14,680	172,378
	Vadilal Industries Ltd.	1,081	51,446
	Vaibhav Global Ltd.	13,645	33,205
*	Valor Estate Ltd.	47,564	55,039
	Vardhman Special Steels Ltd.	5,501	15,213
	Vardhman Textiles Ltd.	36,344	171,032
Ω	Varroc Engineering Ltd.	16,223	100,792
	Varun Beverages Ltd.	143,640	728,979
*	Vascon Engineers Ltd.	24,820	11,191
	Vedant Fashions Ltd.	6,876	36,276
	Vedanta Ltd.	297,098	2,192,278
	Veedol Corp. Ltd.	2,717	42,426
	Venky's India Ltd.	1,668	27,902
Ω	Venus Pipes & Tubes Ltd.	2,193	24,549
*	Veranda Learning Solutions Ltd.	1,852	4,086
	Vesuvius India Ltd.	25,016	135,924
	V-Guard Industries Ltd.	52,450	201,079
	Vijaya Diagnostic Centre Ltd.	10,709	112,016
	Vimta Labs Ltd.	4,408	19,745
	Vinati Organics Ltd.	4,954	82,086
	Vindhya Telelinks Ltd.	2,233	29,530
	Vintage Coffee & Beverages Ltd.	18,364	29,461
	Vishnu Chemicals Ltd.	9,726	55,552
*	V-Mart Retail Ltd.	3,051	21,036
*	Vodafone Idea Ltd.	3,173,131	385,037
	Voltamp Transformers Ltd.	1,441	115,132
		Shares	Value»
INDIA — (Continued)
	Voltas Ltd.	15,564	$224,142
	VRL Logistics Ltd.	20,292	59,646
	VST Industries Ltd.	18,503	47,204
	VST Tillers Tractors Ltd.	863	51,869
	Waaree Renewable Technologies Ltd.	5,984	59,185
*	Walchandnagar Industries Ltd.	11,934	24,416
*	Websol Energy System Ltd.	47,903	42,506
	Welspun Corp. Ltd.	33,968	268,210
	Welspun Enterprises Ltd.	16,502	85,176
	Welspun Living Ltd.	65,473	88,521
	West Coast Paper Mills Ltd.	14,697	63,904
	Westlife Foodworld Ltd.	12,106	64,533
	Wheels India Ltd.	1,881	15,650
	Whirlpool of India Ltd.	4,738	40,071
	Wipro Ltd.	188,788	486,184
*	Wockhardt Ltd.	15,559	235,187
	Wonderla Holidays Ltd.	6,317	34,495
	XPRO India Ltd.	824	8,502
*	Yes Bank Ltd.	2,228,913	519,196
	Zee Entertainment Enterprises Ltd.	144,369	132,426
	Zen Technologies Ltd.	2,574	39,643
	Zensar Technologies Ltd.	35,542	251,246
	ZF Commercial Vehicle Control Systems India Ltd.	573	93,484
	Zydus Lifesciences Ltd.	47,432	456,267
	Zydus Wellness Ltd.	29,646	145,037
TOTAL INDIA			252,296,078
INDONESIA — (1.9%)
	ABM Investama Tbk. PT	301,600	51,715
	Adi Sarana Armada Tbk. PT	676,300	48,066
	AKR Corporindo Tbk. PT	1,909,400	143,853
*	Alam Sutera Realty Tbk. PT	4,460,900	41,638
	Alamtri Minerals Indonesia Tbk. PT	1,358,300	161,551
	Alamtri Resources Indonesia Tbk. PT	1,239,600	162,909
	Allo Bank Indonesia Tbk. PT	504,000	44,312
*	Amman Mineral Internasional PT	369,500	166,131

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Aneka Tambang Tbk. PT	2,212,400	$544,658
	Arwana Citramulia Tbk. PT	1,282,000	39,829
	Aspirasi Hidup Indonesia Tbk. PT	2,447,200	58,277
	Astra Agro Lestari Tbk. PT	154,300	67,946
	Astra International Tbk. PT	3,146,900	1,193,214
	Astra Otoparts Tbk. PT	250,300	37,734
	Asuransi Tugu Pratama Indonesia Tbk. PT	456,500	31,395
	Avia Avian Tbk. PT	3,443,100	88,832
*	Bank Aladin Syariah Tbk. PT	1,151,200	44,607
	Bank Amar Indonesia Tbk. PT	830,585	10,623
*	Bank Artha Graha Internasional Tbk. PT	1,050,800	11,254
	Bank BTPN Syariah Tbk. PT	775,700	55,661
	Bank Central Asia Tbk. PT	4,553,900	2,012,138
*	Bank Ganesha Tbk. PT	3,183,400	26,141
*	Bank Jago Tbk. PT	1,087,700	110,323
*	Bank KB Indonesia Tbk. PT	6,045,077	27,066
	Bank Mandiri Persero Tbk. PT	4,983,000	1,433,839
*	Bank Mayapada International Tbk. PT	2,445,328	33,502
	Bank Maybank Indonesia Tbk. PT	1,456,300	18,600
	Bank Negara Indonesia Persero Tbk. PT	2,400,900	644,413
*	Bank Neo Commerce Tbk. PT	3,326,200	77,555
	Bank OCBC Nisp Tbk. PT	1,685,100	144,698
	Bank Pan Indonesia Tbk. PT	667,300	42,724
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	796,390	38,222
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	899,200	29,780
		Shares	Value»
INDONESIA — (Continued)
	Bank Rakyat Indonesia Persero Tbk. PT	5,320,400	$1,207,751
	Bank Syariah Indonesia Tbk. PT	584,549	78,437
	Bank Tabungan Negara Persero Tbk. PT	1,741,412	127,921
*	Barito Pacific Tbk. PT	472,863	60,848
	Barito Renewables Energy Tbk. PT	1,189,000	601,549
	BFI Finance Indonesia Tbk. PT	1,357,600	57,107
	BISI International Tbk. PT	429,800	22,586
	Blue Bird Tbk. PT	206,500	20,601
*	Buana Lintas Lautan Tbk. PT	4,867,500	143,108
*	Bukalapak.com Tbk. PT	13,249,400	114,624
	Bukit Asam Tbk. PT	1,483,700	219,707
*	Buma Internasional Grup Tbk. PT	1,889,200	35,115
*	Bumi Resources Minerals Tbk. PT	1,744,500	110,691
*	Bumi Resources Tbk. PT	5,504,700	84,884
*	Bumi Serpong Damai Tbk. PT	1,376,600	73,754
*	Capital Financial Indonesia Tbk. PT	800,300	73,786
*	Cemindo Gemilang PT	434,500	21,082
	Chandra Asri Pacific Tbk. PT	106,500	41,092
	Charoen Pokphand Indonesia Tbk. PT	1,113,400	294,256
Ω	Cikarang Listrindo Tbk. PT	536,600	22,409
	Ciputra Development Tbk. PT	2,661,800	131,956
	Cisarua Mountain Dairy Tbk. PT	428,100	130,290
*	Citra Marga Nusaphala Persada Tbk. PT	47,700	3,877
*	Darma Henwa Tbk. PT	7,572,400	244,060
	Dayamitra Telekomunikasi PT	3,940,100	130,531
	Dharma Satya Nusantara Tbk. PT	1,009,300	82,858
*	Dian Swastatika Sentosa Tbk. PT	40,800	242,559
*	Eagle High Plantations Tbk. PT	2,208,600	18,394
	Elang Mahkota Teknologi Tbk. PT	2,584,600	150,972
	Elnusa Tbk. PT	1,310,000	53,877

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Energi Mega Persada Tbk. PT	7,812,600	$610,036
	Erajaya Swasembada Tbk. PT	2,628,100	62,164
	ESSA Industries Indonesia Tbk. PT	2,396,500	93,684
	Gajah Tunggal Tbk. PT	597,000	38,272
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	44,851
	Golden Energy Mines Tbk. PT	132,200	62,298
	Gudang Garam Tbk. PT	151,000	140,852
*	Harum Energy Tbk. PT	768,900	48,300
*	Impack Pratama Industri Tbk. PT	2,312,800	325,771
	Indah Kiat Pulp & Paper Tbk. PT	709,700	386,464
	Indika Energy Tbk. PT	759,200	144,989
	Indo Tambangraya Megah Tbk. PT	89,700	117,484
	Indocement Tunggal Prakarsa Tbk. PT	290,500	115,286
	Indofood CBP Sukses Makmur Tbk. PT	185,200	87,883
	Indofood Sukses Makmur Tbk. PT	944,000	383,350
	Indomobil Sukses Internasional Tbk. PT	326,900	20,489
	Indosat Tbk. PT	861,000	114,505
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	4,006,200	23,790
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,650,100	82,778
	Japfa Comfeed Indonesia Tbk. PT	2,336,300	386,040
	Jasa Marga Persero Tbk. PT	328,100	69,719
	Kalbe Farma Tbk. PT	2,792,200	190,447
	Kawasan Industri Jababeka Tbk. PT	7,745,900	105,277
*	Krakatau Steel Persero Tbk. PT	692,300	13,490
*	Lippo Karawaci Tbk. PT	15,773,400	91,224
	Map Aktif Adiperkasa PT	2,552,600	107,056
	Matahari Department Store Tbk. PT	220,800	24,636
	Mayora Indah Tbk. PT	842,700	115,833
		Shares	Value»
INDONESIA — (Continued)
*	MD Entertainment Tbk. PT	153,230	$132,370
	Medco Energi Internasional Tbk. PT	3,319,800	302,397
*	Media Nusantara Citra Tbk. PT	2,605,300	38,861
	Medikaloka Hermina Tbk. PT	2,291,100	180,925
*	Merdeka Battery Materials Tbk. PT	4,921,900	205,462
*	Merdeka Copper Gold Tbk. PT	935,042	176,461
*	Metro Healthcare Indonesia Tbk. PT	6,326,800	199,472
	Metrodata Electronics Tbk. PT	1,885,600	63,962
	Metropolitan Kentjana Tbk. PT	9,800	13,921
	Midi Utama Indonesia Tbk. PT	1,986,200	36,538
	Mitra Adiperkasa Tbk. PT	3,101,000	219,243
	Mitra Keluarga Karyasehat Tbk. PT	1,058,600	150,113
	Mitra Pinasthika Mustika Tbk. PT	572,200	34,083
*	MNC Digital Entertainment Tbk. PT	1,198,800	27,177
*	MNC Tourism Indonesia Tbk. PT	30,053,500	335,313
	Nusantara Sawit Sejahtera Tbk	741,000	66,490
	Pabrik Kertas Tjiwi Kimia Tbk. PT	396,000	173,659
*	Pacific Strategic Financial Tbk. PT	783,300	71,152
	Pakuwon Jati Tbk. PT	3,655,400	78,411
	Pam Mineral Tbk. PT	760,600	54,908
*	Panin Financial Tbk. PT	2,517,100	39,974
*	Paninvest Tbk. PT	361,900	17,271
	Pantai Indah Kapuk Dua Tbk. PT	48,227	26,686
	Perusahaan Gas Negara Tbk. PT	1,875,100	237,378
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	829,600	57,387
	Petrindo Jaya Kreasi Tbk. PT	3,607,000	390,031
	Petrosea Tbk. PT	679,500	287,742
*	PP Persero Tbk. PT	1,459,700	30,867
	Puradelta Lestari Tbk. PT	2,683,600	22,386

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Rukun Raharja Tbk. PT	187,800	$48,229
	Salim Ivomas Pratama Tbk. PT	923,900	31,406
	Sampoerna Agro Tbk. PT	156,100	72,752
	Samudera Indonesia Tbk. PT	2,328,000	52,602
*	Sarana Meditama Metropolitan Tbk. PT	868,900	16,931
	Sarana Menara Nusantara Tbk. PT	3,926,300	122,334
	Sariguna Primatirta Tbk. PT	1,693,600	40,095
	Sawit Sumbermas Sarana Tbk. PT	1,283,300	128,448
	Selamat Sempurna Tbk. PT	758,700	78,980
	Semen Indonesia Persero Tbk. PT	762,354	111,775
*	Sentul City Tbk. PT	15,736,900	141,640
	Steel Pipe Industry of Indonesia PT	1,086,800	29,128
	Sumber Alfaria Trijaya Tbk. PT	3,572,900	371,774
	Sumber Tani Agung Resources Tbk. PT	1,108,300	80,163
	Summarecon Agung Tbk. PT	1,756,200	41,458
	Surya Citra Media Tbk. PT	3,008,900	44,859
	Surya Semesta Internusa Tbk. PT	1,625,200	151,958
	TBS Energi Utama Tbk. PT	789,000	34,059
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	18,271	385,884
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	2,733,600	584,335
	Temas Tbk. PT	2,160,000	17,389
	Tempo Scan Pacific Tbk. PT	214,000	34,435
	Timah Tbk. PT	964,400	186,366
	Total Bangun Persada Tbk. PT	195,700	11,963
	Tower Bersama Infrastructure Tbk. PT	407,300	43,261
	Transcoal Pacific Tbk. PT	240,100	147,287
	Trimegah Bangun Persada Tbk. PT	1,922,000	156,571
	Triputra Agro Persada PT	1,702,000	151,848
		Shares	Value»
INDONESIA — (Continued)
	Tunas Baru Lampung Tbk. PT	875,957	$34,214
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	680,900	61,100
	Unilever Indonesia Tbk. PT	948,000	108,852
	United Tractors Tbk. PT	431,100	671,592
	Vale Indonesia Tbk. PT	479,701	184,949
*††	Waskita Karya Persero Tbk. PT	2,217,700	5,005
*††	Wijaya Karya Persero Tbk. PT	3,300,100	15,041
*	Wir Asia Tbk. PT	2,634,400	13,676
	XLSMART Telecom Sejahtera Tbk. PT	2,278,104	448,798
TOTAL INDONESIA			24,782,653
KUWAIT — (1.0%)
	A'ayan Leasing & Investment Co. KSCP	249,656	169,965
	A'ayan Real Estate Co. SAK	38,506	16,288
*	Acico Industries Co. KSC	130,042	176,282
	Agility Public Warehousing Co. KSCC	484,023	212,199
	Al Ahli Bank of Kuwait KSCP	204,206	196,524
††	Al-Eid Food KSC	63,926	33,722
	Ali Alghanim Sons Automotive Co. KSCC	46,222	166,781
*	Alimtiaz Investment Group KSC	479,614	78,592
††	Arabi Group Holding KSC	39,880	9,350
	Arzan Financial Group for Financing & Investment KPSC	189,122	206,764
*	Asiya Capital Investments Co. KSCP	209,724	27,275
	Beyout Holding Co. KPSC	40,383	47,304
	Boubyan Bank KSCP	33,957	74,941
	Boubyan Petrochemicals Co. KSCP	127,785	235,504
	Boursa Kuwait Securities Co. KPSC	27,189	278,917

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Burgan Bank SAK	214,445	$139,155
	Combined Group Contracting Co. SAK	41,610	133,838
	Commercial Facilities Co. SAKP	121,626	107,566
	Commercial Real Estate Co. KSC	303,238	203,749
*	First Investment Co. KSCP	101,037	37,851
	Gulf Bank KSCP	323,935	363,674
	Gulf Cables & Electrical Industries Group Co. KSCP	44,177	288,252
	Heavy Engineering & Ship Building Co. KSCP	40,447	103,487
	Humansoft Holding Co. KSC	24,355	209,972
*	IFA Hotels & Resorts-KPSC	7,540	21,039
	Integrated Holding Co. KCSC	70,497	97,961
	JTC Logistics Transportation & Stevedoring Co. KSCP	8,881	12,457
	KAMCO Investment Co. KSC	40,970	28,054
	Kuwait Business Town Real Estate Co. KSCP	52,904	13,816
	Kuwait Cement Co. KSC	136,339	183,422
	Kuwait Finance House KSCP	1,027,877	2,704,843
	Kuwait Financial Centre SAK	144,621	66,370
	Kuwait Insurance Co. SAK	11,843	23,500
	Kuwait International Bank KSCP	213,069	188,714
	Kuwait Investment Co. SAK	131,386	90,676
	Kuwait Portland Cement Co. KSC	5,226	10,752
*	Kuwait Real Estate Co. KSC	199,624	227,235
	Kuwait Telecommunications Co.	79,080	169,063
	Mabanee Co. KPSC	101,819	333,239
	Mezzan Holding Co. KSCC	34,262	114,336
		Shares	Value»
KUWAIT — (Continued)
	Mobile Telecommunications Co. KSCP	577,716	$962,609
*	Munshaat Real Estate Projects Co. KSCP	19,944	14,648
	National Bank of Kuwait SAKP	678,155	2,101,181
*	National Consumer Holding Co. SAK	82,695	27,456
	National Industries Group Holding SAK	312,648	268,741
	National Investments Co. KSCP	237,321	209,407
	Oula Fuel Marketing Co.	38,798	32,318
*	Privatization Holding Co. KSCP	167,042	37,153
	Salhia Real Estate Co. KSCP	76,330	97,051
*	Securities House KSC	127,694	29,094
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	131,767	61,806
	Specialities Group Holding Co. KSCC	39,363	19,188
††	Sultan Center Food Products Co. KSC	27,711	1,624
*	United Real Estate Co. SAKP	70,389	64,107
*	Warba Bank KSCP	1,351,505	1,247,398
TOTAL KUWAIT			12,977,210
MALAYSIA — (1.9%)
	99 Speed Mart Retail Holdings Bhd.	22,400	22,726
#	Able Global Bhd.	78,300	33,211
#	Aeon Co. M Bhd.	197,600	62,053
#	AEON Credit Service M Bhd.	77,200	114,867
#*	AFFIN Bank Bhd.	199,791	135,651
	Ajinomoto Malaysia Bhd.	7,800	27,008
	Alliance Bank Malaysia Bhd.	224,541	298,253
	Allianz Malaysia Bhd.	21,900	127,794
	AME Elite Consortium Bhd.	76,900	29,272
	AMMB Holdings Bhd. (AMM MK)	428,300	700,489
#	Ancom Nylex Bhd.	211,856	50,000
#*	Astro Malaysia Holdings Bhd.	154,300	3,725
#	Aurelius Technologies Bhd.	137,100	25,275
	Axiata Group Bhd.	631,600	368,251

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Bank Islam Malaysia Bhd.	264,900	$166,002
	Batu Kawan Bhd.	20,200	99,128
*	Berjaya Corp. Bhd.	977,502	66,782
*	Berjaya Food Bhd.	152,753	9,090
#*	Berjaya Land Bhd.	228,300	15,967
#*	Bermaz Auto Bhd.	205,000	43,088
	British American Tobacco Malaysia Bhd.	38,200	45,162
*	Bumi Armada Bhd.	1,192,900	92,582
#	Bursa Malaysia Bhd.	123,700	283,156
#	Cahya Mata Sarawak Bhd.	176,100	64,280
*	Cape Ems Bhd.	85,000	5,733
	Carlsberg Brewery Malaysia Bhd.	35,700	158,839
	CCK Consolidated Holdings Bhd.	67,900	23,389
	CelcomDigi Bhd.	328,300	271,523
*	Chin Hin Group Bhd.	145,500	85,353
	CIMB Group Holdings Bhd.	1,106,812	2,411,425
	Coastal Contracts Bhd.	48,000	16,749
#	Crescendo Corp. Bhd.	85,000	27,165
#	CTOS Digital Bhd.	345,800	78,947
#*	Dagang NeXchange Bhd.	563,800	42,240
#	Dayang Enterprise Holdings Bhd.	292,300	133,292
#	Dialog Group Bhd.	354,700	147,928
#	DRB-Hicom Bhd.	336,000	92,046
#	Duopharma Biotech Bhd.	97,044	33,739
	Dutch Lady Milk Industries Bhd.	3,400	28,417
	DXN Holdings Bhd.	268,300	34,385
#*	Eastern & Oriental Bhd.	385,600	71,801
	Eco World Development Group Bhd.	245,200	138,751
#	EG Industries Bhd.	94,200	27,002
*	Elridge Energy Holdings Bhd.	66,000	17,603
	Farm Fresh Bhd.	220,900	160,469
	Fraser & Neave Holdings Bhd.	23,300	210,799
#	Frontken Corp. Bhd.	306,200	298,475
	Gamuda Bhd.	181,320	203,864
	Gas Malaysia Bhd.	79,100	92,630
	Genting Bhd.	263,500	190,934
#	Genting Malaysia Bhd.	449,900	226,001
#	Genting Plantations Bhd.	112,400	147,184
#*	Greatech Technology Bhd.	171,500	76,645
		Shares	Value»
MALAYSIA — (Continued)
#	Guan Chong Bhd.	207,833	$36,301
	HAP Seng Consolidated Bhd.	81,700	61,935
#	Hap Seng Plantations Holdings Bhd.	105,700	61,262
#*	Hartalega Holdings Bhd.	341,300	79,912
	Heineken Malaysia Bhd.	27,500	166,731
	Hextar Global Bhd.	391,800	83,624
	Hiap Teck Venture Bhd.	329,500	22,738
#	Hibiscus Petroleum Bhd.	198,200	78,303
#	Hong Leong Bank Bhd.	22,300	145,937
#	Hong Leong Financial Group Bhd.	22,400	127,048
	Hong Leong Industries Bhd.	19,600	84,106
	Hup Seng Industries Bhd.	112,000	29,558
	IHH Healthcare Bhd.	114,000	258,833
	IJM Corp. Bhd.	325,400	221,164
	Inari Amertron Bhd.	113,400	46,352
#	Insas Bhd.	57,200	13,199
#	IOI Corp. Bhd.	129,500	130,768
	IOI Properties Group Bhd.	226,400	183,120
	ITMAX SYSTEM Bhd.	71,900	92,585
	JAKS Resources Bhd.	248,000	6,317
#	Jaya Tiasa Holdings Bhd.	304,100	81,118
*	JCY International Bhd.	246,900	24,051
	Keck Seng Malaysia Bhd.	18,200	25,507
	Kelington Group Bhd.	129,400	173,643
	Kenanga Investment Bank Bhd.	217,300	47,484
	Kerjaya Prospek Group Bhd.	76,800	52,864
	Kim Loong Resources Bhd.	75,700	46,100
*	Kinergy Advancement Bhd.	89,100	8,587
#	Kossan Rubber Industries Bhd.	325,500	83,626
#	KPJ Healthcare Bhd.	297,700	209,185
#	KSL Holdings Bhd.	127,004	98,343
	Kuala Lumpur Kepong Bhd.	67,247	332,797
#	Lagenda Properties Bhd.	120,400	45,785
	LBS Bina Group Bhd.	267,500	27,492
#	Leong Hup International Bhd.	495,600	99,473

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Lianson Fleet Group Bhd.	66,700	$34,346
#	LPI Capital Bhd.	87,300	335,011
#	Magni-Tech Industries Bhd.	39,000	20,400
#	Magnum Bhd.	228,500	76,565
	Mah Sing Group Bhd.	422,900	123,473
#	Malakoff Corp. Bhd.	458,400	90,734
	Malayan Banking Bhd.	368,800	1,103,773
	Malayan Cement Bhd.	89,900	182,169
#	Malayan Flour Mills Bhd.	313,600	50,087
	Malaysia Smelting Corp. Bhd.	126,200	61,113
	Malaysian Pacific Industries Bhd.	21,900	177,980
#	Malaysian Resources Corp. Bhd.	684,000	60,846
	Matrix Concepts Holdings Bhd.	377,025	137,190
#	Maxis Bhd.	285,800	277,359
	MBM Resources Bhd.	68,200	91,319
	MBSB Bhd.	833,400	154,529
	Mega First Corp. Bhd.	197,200	162,885
	MHC Plantations Bhd.	33,700	13,040
	Mi Technovation Bhd.	31,700	25,298
	MISC Bhd.	130,100	263,897
	MKH Bhd.	32,700	8,490
	MNRB Holdings Bhd.	162,400	106,675
#Ω	Mr. DIY Group M Bhd.	553,000	257,206
*	MSM Malaysia Holdings Bhd.	83,600	19,696
#	Muhibbah Engineering M Bhd.	204,350	28,348
	Nestle Malaysia Bhd.	7,700	218,747
*	NEXG Bhd.	93,700	6,996
††	Nylex Malaysia Bhd.	1,640	19
#	OCK Group Bhd.	270,500	25,784
#	Oriental Holdings Bhd.	69,100	120,584
#	OSK Holdings Bhd.	369,900	157,532
	Padini Holdings Bhd.	141,500	69,798
	Panasonic Manufacturing Malaysia Bhd.	5,200	9,606
	Pantech Group Holdings Bhd.	133,700	22,153
	Pecca Group Bhd.	76,200	32,503
	Perak Transit Bhd.	259,500	17,450
*	Perdana Petroleum Bhd.	121,400	4,941
#	Petron Malaysia Refining & Marketing Bhd.	9,400	9,837
#	Petronas Chemicals Group Bhd.	220,400	180,936
#	Petronas Dagangan Bhd.	36,100	194,059
#	Petronas Gas Bhd.	38,400	179,052
		Shares	Value»
MALAYSIA — (Continued)
	PPB Group Bhd.	81,600	$233,508
	Press Metal Aluminium Holdings Bhd.	294,900	565,303
#	Public Bank Bhd.	903,000	1,116,102
#	QL Resources Bhd.	225,700	230,055
#*	Ranhill Utilities Bhd.	83,268	36,294
#	RCE Capital Bhd.	97,200	28,600
	RHB Bank Bhd.	277,588	594,891
#	Sam Engineering & Equipment M Bhd.	20,000	17,777
#	Sarawak Oil Palms Bhd.	132,000	128,276
	Scientex Bhd.	187,800	183,970
	SD Guthrie Bhd.	262,500	388,601
	Sime Darby Bhd.	618,700	338,853
#	Sime Darby Property Bhd.	535,900	204,179
	SKP Resources Bhd.	263,800	40,531
#*	Solarvest Holdings Bhd.	100,300	63,958
	Southern Cable Group Bhd.	109,500	57,583
	SP Setia Bhd. Group	549,900	137,207
#	Sports Toto Bhd.	195,262	64,428
#	Sunway Bhd.	53,800	78,462
	Sunway Construction Group Bhd.	55,500	83,346
#*	Supermax Corp. Bhd.	395,760	30,315
#	Syarikat Takaful Malaysia Keluarga Bhd.	119,100	104,831
	Ta Ann Holdings Bhd.	108,300	127,482
	Taliworks Corp. Bhd.	101,500	12,122
	Telekom Malaysia Bhd.	94,546	189,646
	Tenaga Nasional Bhd.	146,400	517,980
#	Teo Seng Capital Bhd.	144,400	39,604
	Thong Guan Industries Bhd.	30,400	8,946
	TIME dotCom Bhd.	157,900	239,160
#	Top Glove Corp. Bhd.	1,215,400	187,973
#*	Tropicana Corp. Bhd.	394,700	118,894
	TSH Resources Bhd.	228,800	71,592
#	Uchi Technologies Bhd.	61,700	47,803
#	UEM Sunrise Bhd.	429,200	71,336
	Unisem M Bhd.	88,500	70,922
#	United Plantations Bhd.	39,250	300,623
#	UOA Development Bhd.	129,100	61,228
#	Velesto Energy Bhd.	1,591,500	122,811
	ViTrox Corp. Bhd.	43,800	48,404
#	VS Industry Bhd.	864,259	91,916
#	Wasco Bhd.	97,700	22,871
#*	WCT Holdings Bhd.	444,100	66,458
#	Wellcall Holdings Bhd.	73,500	24,627

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Westports Holdings Bhd.	118,468	$183,682
	Yinson Holdings Bhd.	320,286	191,757
#	YTL Corp. Bhd.	637,140	335,952
	YTL Power International Bhd.	245,880	201,269
	Zetrix Ai Bhd.	1,382,240	282,373
TOTAL MALAYSIA			25,099,915
MEXICO — (2.6%)
*	Alpek SAB de CV	124,134	64,567
	Alsea SAB de CV	111,845	341,180
	America Movil SAB de CV (2228390D US), ADR	67,541	1,398,099
	America Movil SAB de CV (AMXB MM)	765,152	791,159
	Arca Continental SAB de CV	44,501	501,260
*	Axtel SAB de CV	286,246	46,026
Ω	Banco del Bajio SA	323,044	945,138
#	Becle SAB de CV	67,973	71,645
	Bolsa Mexicana de Valores SAB de CV	124,861	250,494
	Cemex SAB de CV (CEMEXCPO MM)	501,964	623,865
	Cemex SAB de CV (CX US), Sponsored ADR	165,554	2,066,114
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	58,390	612,367
	Consorcio ARA SAB de CV	105,588	23,865
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	184,295	178,115
	Corp. Inmobiliaria Vesta SAB de CV	154,650	477,773
	Corporativo Fragua SAB de CV	1,253	38,001
	El Puerto de Liverpool SAB de CV, Class C1	27,629	166,634
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	42,531	443,830
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	360	37,570
	GCC SAB de CV	74,770	804,860
		Shares	Value»
MEXICO — (Continued)
#	Genomma Lab Internacional SAB de CV, Class B	204,866	$194,949
	Gentera SAB de CV	500,172	1,390,098
	Gruma SAB de CV, Class B	33,922	611,337
	Grupo Aeroportuario del Centro Norte SAB de CV	84,164	1,228,941
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	1,705	46,871
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	6,258	1,720,387
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	2,909	1,003,983
#	Grupo Bimbo SAB de CV	185,553	644,912
	Grupo Carso SAB de CV	35,452	241,181
	Grupo Comercial Chedraui SA de CV	63,643	435,552
	Grupo Financiero Banorte SAB de CV, Class O	272,663	3,073,934
	Grupo Financiero Inbursa SAB de CV, Class O	219,416	550,674
	Grupo Herdez SAB de CV	49,384	208,715
*	Grupo Industrial Saltillo SAB de CV	47,090	35,299
	Grupo Mexico SAB de CV	326,292	3,600,302
*	Grupo Nutrisa SAB de CV	49,384	12,716
#	Grupo Rotoplas SAB de CV	69,803	47,092
	Grupo Televisa SAB (TLEVICPO MM)	385,814	254,325
*Ω	Grupo Traxion SAB de CV	47,650	37,736
*	Industrias Penoles SAB de CV	52,758	3,058,128
	Kimberly-Clark de Mexico SAB de CV, Class A	284,023	629,122
	La Comer SAB de CV	115,844	248,247
	Megacable Holdings SAB de CV	383,694	1,346,969
*Ω	Nemak SAB de CV	890,633	171,746
*	Ollamani SAB	13,139	56,530

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Operadora De Sites Mexicanos SAB de CV, Class A-1	165,425	$153,820
	Orbia Advance Corp. SAB de CV	133,023	141,122
#*	Promotora de Hoteles Norte 19 SAB de CV	68,246	24,680
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	45,684	714,956
#	Qualitas Controladora SAB de CV	54,738	509,669
	Regional SAB de CV	110,744	993,185
#*	Sitios Latinoamerica SAB de CV	179,805	56,382
*	Vista Energy SAB de CV (VIST US), ADR	14,590	882,549
	Wal-Mart de Mexico SAB de CV	257,012	815,626
TOTAL MEXICO			35,024,297
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	3,419	37,643
	Credicorp Ltd.	4,223	1,506,893
	Intercorp Financial Services, Inc.	2,254	110,401
TOTAL PERU			1,654,937
PHILIPPINES — (0.6%)
	Aboitiz Equity Ventures, Inc.	164,000	88,482
	Aboitiz Power Corp.	161,100	117,496
	ACEN Corp.	2,098,587	94,217
	Alliance Global Group, Inc.	726,000	91,549
	Apex Mining Co., Inc.	741,400	183,721
	Asia United Bank Corp.	18,940	13,565
*	Atlas Consolidated Mining & Development Corp.	193,200	33,745
	Ayala Corp.	18,860	162,070
	Ayala Land, Inc.	495,300	178,590
*	AyalaLand Logistics Holdings Corp.	199,500	4,534
	Bank of the Philippine Islands	136,601	287,740
	BDO Unibank, Inc.	259,082	593,799
	Bloomberry Resorts Corp.	875,100	42,272
*	Cebu Air, Inc.	91,800	50,716
		Shares	Value»
PHILIPPINES — (Continued)
	Century Pacific Food, Inc.	253,600	$163,913
	China Banking Corp.	226,740	246,545
	Converge Information & Communications Technology Solutions, Inc.	540,500	142,360
	Cosco Capital, Inc.	413,300	51,218
	D&L Industries, Inc.	535,900	36,412
	DigiPlus Interactive Corp.	286,500	63,322
*	DITO CME Holdings Corp.	1,766,000	20,363
	DMCI Holdings, Inc.	945,700	173,979
*	DoubleDragon Corp.	74,100	12,634
	East West Banking Corp.	63,100	13,242
	Emperador, Inc.	122,400	32,193
	First Philippine Holdings Corp.	7,400	9,653
	Ginebra San Miguel, Inc.	13,660	67,479
*	Global Ferronickel Holdings, Inc.	454,000	15,332
	Globe Telecom, Inc.	4,919	131,829
	GT Capital Holdings, Inc.	24,750	281,898
	International Container Terminal Services, Inc.	79,560	871,416
	JG Summit Holdings, Inc.	515,620	243,919
	Jollibee Foods Corp.	54,940	191,213
	Keepers Holdings, Inc.	1,422,000	55,324
	LT Group, Inc.	440,100	119,384
	Manila Electric Co.	14,220	142,308
	Manila Water Co., Inc.	274,300	189,058
	Megaworld Corp.	2,626,000	97,954
	Metropolitan Bank & Trust Co.	275,410	341,564
Ω	Monde Nissin Corp.	272,800	26,361
	Nickel Asia Corp.	1,408,200	128,714
	Petron Corp.	604,000	27,694
	Philex Mining Corp.	383,800	73,398
	Philippine National Bank	104,500	113,705
	Philippine Seven Corp.	75,800	44,395
	PLDT, Inc. (PHI US), Sponsored ADR	1,514	34,156
	PLDT, Inc. (TEL PM)	11,295	257,788
	Puregold Price Club, Inc.	316,000	191,544
	Robinsons Land Corp.	338,600	104,366
	Robinsons Retail Holdings, Inc.	104,290	65,579
	San Miguel Corp.	101,220	137,599

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Security Bank Corp.	66,640	$73,590
	Semirara Mining & Power Corp.	202,000	109,426
	SM Investments Corp.	3,400	40,411
	SM Prime Holdings, Inc.	361,900	132,513
	STI Education Systems Holdings, Inc.	433,000	9,265
	Synergy Grid & Development Phils, Inc.	228,900	74,434
	Union Bank of the Philippines	113,493	49,711
	Universal Robina Corp.	114,380	137,704
	Vista Land & Lifescapes, Inc.	439,000	8,821
	Wilcon Depot, Inc.	354,300	40,255
TOTAL PHILIPPINES			7,538,437
POLAND — (1.8%)
*	11 bit studios SA	100	4,076
	AB SA	3,601	120,667
*	Action SA	2,226	20,179
	Agora SA	3,744	9,707
	Alior Bank SA	31,502	1,028,214
*Ω	Allegro.eu SA	26,746	219,715
	AmRest Holdings SE	19,232	73,415
	Apator SA	2,057	15,256
*	Arctic Paper SA	6,617	15,171
	ASBISc Enterprises PLC	18,216	197,044
	Asseco Poland SA	16,508	1,005,271
	Asseco South Eastern Europe SA	5,464	115,273
	Auto Partner SA	21,165	112,231
	Bank Handlowy w Warszawie SA	7,376	239,534
*	Bank Millennium SA	53,636	259,465
*	Bank Ochrony Srodowiska SA	4,752	13,601
	Bank Polska Kasa Opieki SA	25,744	1,565,698
*	Benefit Systems SA	807	869,092
	BNPP Bank Polska SA	2,821	116,104
	Boryszew SA	16,052	26,010
#	Budimex SA	2,362	456,605
#*	CCC SA	10,046	332,049
	CD Projekt SA	1,612	117,671
*	Celon Pharma SA	4,770	29,312
*	CI Games SA	24,604	16,202
*	Cognor Holding SA	48,215	68,629
	Cyber Folks SA	1,245	72,149
#*	Cyfrowy Polsat SA	70,997	266,938
*	Datawalk SA	786	37,638
	Develia SA	131,868	346,084
		Shares	Value»
POLAND — (Continued)
*Ω	Dino Polska SA	39,240	$415,141
	Dom Development SA	2,304	174,409
	Echo Investment SA	14,488	21,170
#	Elektrotim SA	948	13,197
*	Enea SA	131,184	810,093
*	Eurocash SA	20,485	39,194
	Ferro SA	2,086	17,957
#*	Grupa Azoty SA	8,294	41,429
	Grupa Kety SA	2,577	739,522
	Grupa Pracuj SA	5,885	79,350
*Ω	HUUUGE, Inc.	7,898	55,888
	ING Bank Slaski SA	6,039	659,921
#	Inter Cars SA	2,190	390,903
*	Jastrzebska Spolka Weglowa SA	12,906	107,284
*	KGHM Polska Miedz SA	15,712	1,457,863
	KRUK SA	5,513	758,029
	LPP SA	91	502,550
*	Lubelski Wegiel Bogdanka SA	4,943	29,566
*	mBank SA	1,719	501,435
	Mirbud SA	37,238	137,420
	Mo-BRUK SA	750	75,927
*	Mostostal Zabrze SA	3,152	5,733
	Neuca SA	274	61,088
	Newag SA	2,285	80,110
	Orange Polska SA	112,499	363,734
	ORLEN SA	65,518	1,991,261
	PCC Rokita SA	522	10,660
	Pepco Group NV	39,795	325,199
*	PGE Polska Grupa Energetyczna SA	234,280	660,754
*	PKP Cargo SA	11,150	42,975
	PlayWay SA	453	35,788
*	Polimex-Mostostal SA	22,762	53,869
	Powszechna Kasa Oszczednosci Bank Polski SA	87,474	2,275,274
	Powszechny Zaklad Ubezpieczen SA	50,396	991,608
	Rainbow Tours SA	1,960	84,362
	Santander Bank Polska SA	3,120	489,479
*	Selvita SA	2,243	27,129
	Stalexport Autostrady SA	47,250	37,534
	Synektik SA	1,977	164,062
*	Tauron Polska Energia SA	384,430	1,188,928
	TEN Square Games SA	1,121	36,190
#	Text SA	3,655	43,580
	Torpol SA	2,838	46,658
*	Toya SA	15,156	41,732
	Unimot SA	1,602	61,299
	Votum SA	2,696	36,384
	Voxel SA	1,246	48,328

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	VRG SA	12,611	$17,639
	Warsaw Stock Exchange	5,799	116,072
#	Wirtualna Polska Holding SA	2,526	43,829
#Ω	XTB SA	10,315	245,838
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	715	15,668
*	Zespol Elektrowni Patnow Adamow Konin SA	4,499	24,703
TOTAL POLAND			24,464,715
QATAR — (0.9%)
	Aamal Co.	690,990	163,125
	Ahli Bank QSC	7,774	8,130
	Al Khaleej Takaful Group QSC	81,839	52,859
	Al Meera Consumer Goods Co. QSC	34,013	137,439
	Al Rayan Bank	490,284	306,271
	Alijarah Holding Co. QPSC	111,421	21,822
*	Baladna	249,267	84,847
	Barwa Real Estate Co.	577,458	434,372
	Commercial Bank PSQC	507,166	662,905
*	Dlala Brokerage & Investments Holding Co. QSC	31,913	8,231
	Doha Bank QPSC	937,223	710,897
	Doha Insurance Co. QSC	51,942	39,149
	Dukhan Bank	126,402	123,727
*	Estithmar Holding QPSC	79,104	87,547
	Gulf International Services QSC	406,926	311,933
	Gulf Warehousing Co.	52,247	35,944
	Industries Qatar QSC	31,985	111,643
	Lesha Bank LLC	255,148	131,216
	Mannai Corp. QSC	36,200	48,411
*	Mazaya Real Estate Development QPSC	415,893	66,408
	Medicare Group	75,589	133,425
	Meeza QSTP LLC	36,066	32,758
	Mesaieed Petrochemical Holding Co.	412,316	123,934
	Nebras Energy	48,307	203,178
	Ooredoo QPSC	145,622	572,626
	Qatar Aluminum Manufacturing Co.	907,132	472,055
	Qatar Fuel QSC	60,447	257,376
		Shares	Value»
QATAR — (Continued)
	Qatar Gas Transport Co. Ltd.	281,338	$370,563
	Qatar Industrial Manufacturing Co. QSC	105,402	67,047
	Qatar Insurance Co. SAQ	459,902	276,985
	Qatar International Islamic Bank QSC	102,402	321,337
	Qatar Islamic Bank QPSC	68,083	467,588
	Qatar Islamic Insurance Group	34,156	81,653
	Qatar National Bank QPSC	637,989	3,476,015
	Qatar National Cement Co. QSC	97,705	76,773
	Qatar Navigation QSC	149,005	462,916
	QLM Life & Medical Insurance Co. WLL	21,504	14,450
	Salam International Investment Ltd. QSC	324,796	68,407
	United Development Co. QSC	343,474	91,086
	Vodafone Qatar PQSC	690,091	483,447
*	Widam Food Co.	34,792	13,860
	Zad Holding Co.	30,463	121,459
TOTAL QATAR			11,735,814
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	146,620	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,184	0
*††	Polyus PJSC (PLZL LI), GDR	1,516	0
*††	RusHydro PJSC (RSHYY US), ADR	12,112	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	96,975	0
*††	Severstal PAO (SVJTY US), GDR	4,377	0
*††	VTB Bank PJSC (VTBR LI), GDR	49,902	0
SAUDI ARABIA — (3.3%)
	Abdullah Al Othaim Markets Co.	82,217	145,986
*	ACWA Power Co.	4,859	242,501
	Ades Holding Co.	65,100	333,559

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Advanced Building Industries Co.	7,044	$76,105
*	Advanced Petrochemical Co.	22,914	158,514
	Al Babtain Power & Telecommunication Co.	12,740	237,787
*	Al Gassim Investment Holding Co.	2,723	11,675
	Al Hammadi Holding	12,983	96,139
	Al Hassan Ghazi Ibrahim Shaker Co.	8,810	42,634
	Al Jouf Agricultural Development Co.	3,586	47,767
*	Al Jouf Cement Co.	15,336	25,303
*	Al Khaleej Training & Education Co.	7,907	43,814
	Al Masane Al Kobra Mining Co.	10,854	336,523
	Al Rajhi Bank	168,826	4,821,045
	Al Taiseer Group TALCO Industrial Co.	4,732	44,363
	Al Yamamah Steel Industries Co.	6,566	66,216
	Alandalus Property Co.	10,141	47,276
	Alaseel Co.	67,565	66,709
	Al-Dawaa Medical Services Co.	11,142	152,196
	Aldrees Petroleum & Transport Services Co.	9,077	289,032
	Alinma Bank	122,744	932,338
	AlJazira Takaful Ta'awuni Co.	10,973	35,652
	AlKhorayef Water & Power Technologies Co.	3,543	116,865
*	Allianz Saudi Fransi Cooperative Insurance Co.	7,796	22,615
	Almarai Co. JSC	64,218	757,542
	Almawarid Manpower Co.	1,569	51,728
	Alujain Corp.	7,834	54,563
*	Amlak International Finance Co.	17,813	53,382
	Arab National Bank	126,216	766,036
*	Arabia Insurance Cooperative Co.	7,276	17,636
	Arabian Cement Co.	12,510	72,748
Ω	Arabian Centres Co.	41,945	218,599
	Arabian Drilling Co.	7,783	217,863
	Arabian Internet & Communications Services Co.	4,118	257,379
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Pipes Co.	19,099	$26,484
*	Arabian Shield Cooperative Insurance Co.	11,421	36,138
	Arriyadh Development Co.	28,170	162,920
*	ARTEX Industrial Investment Co.	6,507	18,748
	Astra Industrial Group Co.	6,764	270,413
	Ataa Educational Co.	1,602	23,756
*	BAAN Holding Group Co.	48,127	25,519
	Banan Real Estate Co.	10,034	10,596
	Bank AlBilad	112,811	798,768
*	Bank Al-Jazira	88,641	296,071
	Banque Saudi Fransi	113,506	546,374
	Basic Chemical Industries Ltd.	6,002	42,122
*	Bawan Co.	7,075	91,914
	BinDawood Holding Co.	47,583	62,593
	Bupa Arabia for Cooperative Insurance Co.	7,704	338,447
	Catrion Catering Holding Co.	7,526	162,546
*	Chubb Arabia Cooperative Insurance Co.	4,750	29,204
	City Cement Co.	19,083	68,864
	Co. for Cooperative Insurance	9,303	339,459
	Dallah Healthcare Co.	5,527	182,287
*	Dar Al Arkan Real Estate Development Co.	91,241	454,810
	Dr. Sulaiman Al Habib Medical Services Group Co.	10,362	722,665
	East Pipes Integrated Co. for Industry	4,078	164,019
	Eastern Province Cement Co.	8,178	53,457
	Electrical Industries Co.	143,535	522,529
	Elm Co.	1,615	334,029
*	Emaar Economic City	56,281	147,833
	Etihad Etisalat Co.	90,666	1,706,162
	Etihad GO Telecom Co.	3,597	90,113
*	Fawaz Abdulaziz Al Hokair & Co.	6,129	28,161
	First Milling Co.	7,578	102,113
	Fitaihi Holding Group	33,088	25,801
	Gulf Insurance Group	8,184	52,746

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Gulf Union Cooperative Insurance Co.	5,589	$16,690
*	Halwani Brothers Co.	4,804	43,376
	Jamjoom Pharmaceuticals Factory Co.	3,273	122,095
	Jarir Marketing Co.	93,731	356,583
*	L'Azurde Co. for Jewelry	14,411	45,706
	Leejam Sports Co. JSC	6,133	165,619
*	Liva Insurance Co.	5,930	18,459
*	Lumi Rental Co.	3,843	49,094
	Maharah Human Resources Co.	60,735	96,309
*	Malath Cooperative Insurance Co.	6,275	16,572
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	17,635	63,600
*	Methanol Chemicals Co.	8,306	16,486
	Middle East Healthcare Co.	6,859	64,936
*	Middle East Paper Co.	7,253	39,984
	Middle East Pharmaceutical Co.	2,016	59,997
	Mobile Telecommunications Co. Saudi Arabia	185,897	548,476
	Mouwasat Medical Services Co.	9,120	169,282
	Nahdi Medical Co.	2,958	77,668
*	Najran Cement Co.	22,892	40,819
*	Nama Chemicals Co.	1,662	10,075
*	National Agriculture Development Co.	42,965	226,431
	National Co. for Glass Industries	2,778	27,214
	National Co. for Learning & Education	2,618	89,994
	National Gas & Industrialization Co.	2,960	70,226
*	National Gypsum	2,758	11,362
*	National Industrialization Co.	66,410	165,073
	National Medical Care Co.	4,726	199,325
*	National Metal Manufacturing & Casting Co.	2,893	10,785
	Nayifat Finance Co.	17,779	57,098
	Northern Region Cement Co.	16,006	30,183
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Perfect Presentation For Commercial Services Co.	13,729	$28,374
*	Power & Water Utility Co. for Jubail & Yanbu	9,711	83,992
	Qassim Cement Co.	11,315	128,975
*	Rabigh Refining & Petrochemical Co.	60,045	113,940
*	Red Sea International Co.	2,768	19,974
	Retal Urban Development Co.	42,996	146,152
	Riyad Bank	220,937	1,658,056
	Riyadh Cables Group Co.	5,978	208,063
	Riyadh Cement Co.	17,906	118,361
	SABIC Agri-Nutrients Co.	23,372	778,686
	Sahara International Petrochemical Co.	33,526	136,983
	SAL Saudi Logistics Services	4,946	237,742
*	Saudi Arabian Amiantit Co.	7,245	30,857
*	Saudi Arabian Mining Co.	55,338	1,124,354
Ω	Saudi Arabian Oil Co.	569,345	3,913,805
	Saudi Aramco Base Oil Co.	6,890	192,065
*	Saudi Automotive Services Co.	8,163	111,485
	Saudi Awwal Bank	100,765	957,467
	Saudi Basic Industries Corp.	35,882	543,816
	Saudi Cement Co.	25,274	242,772
	Saudi Ceramic Co.	8,328	61,705
	Saudi Chemical Co. Holding	126,572	257,893
*	Saudi Co. For Hardware CJSC	1,325	9,146
*	Saudi Darb Investment Co.	28,164	17,783
	Saudi Electricity Co.	65,061	249,767
	Saudi Ground Services Co.	16,986	167,881
	Saudi Industrial Investment Group	71,861	239,769
	Saudi Investment Bank	88,923	331,879
*	Saudi Kayan Petrochemical Co.	125,515	163,988
	Saudi Manpower Solutions Co.	23,887	37,588
	Saudi National Bank	228,646	2,733,549
*	Saudi Paper Manufacturing Co.	4,258	64,099

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,936	$117,263
*	Saudi Public Transport Co.	19,189	51,340
*	Saudi Real Estate Co.	28,975	111,953
*	Saudi Reinsurance Co.	23,145	172,226
*	Saudi Research & Media Group	2,204	70,347
	Saudi Steel Pipe Co.	4,750	51,267
	Saudi Tadawul Group Holding Co.	1,251	53,565
	Saudi Telecom Co.	298,398	3,542,218
	Saudia Dairy & Foodstuff Co.	2,878	185,872
*	Savola Group	20,145	128,337
*	Seera Group Holding	50,750	362,421
*	Shams	6,957	25,240
*	SHL Finance Co.	14,455	62,886
	Southern Province Cement Co.	13,441	82,153
	Sumou Real Estate Co.	4,557	40,110
	Sustained Infrastructure Holding Co.	16,431	125,519
	Tabuk Cement Co.	12,595	30,200
*	Takween Advanced Industries Co.	5,208	8,744
	Tanmiah Food Co.	2,492	39,922
	Theeb Rent A Car Co.	10,995	103,761
*	Umm Al-Qura Cement Co.	10,657	36,873
	United Electronics Co.	9,641	225,917
	United International Transportation Co.	12,832	207,179
	United Wire Factories Co.	4,440	23,675
*	Wafrah for Industry & Development	1,162	7,019
*	Walaa Cooperative Insurance Co.	14,161	42,566
*	Wataniya Insurance Co.	7,764	27,991
	Yamama Cement Co.	25,051	179,611
	Yanbu Cement Co.	15,732	65,411
	Yanbu National Petrochemical Co.	29,307	211,091
	Zahrat Al Waha For Trading Co.	35,630	24,477
TOTAL SAUDI ARABIA			43,235,388
SOUTH AFRICA — (4.5%)
	Absa Group Ltd.	139,036	2,190,868
	Advtech Ltd.	146,896	357,474
	AECI Ltd.	34,748	203,860
		Shares	Value»
SOUTH AFRICA — (Continued)
	African Rainbow Minerals Ltd.	30,465	$445,821
	Afrimat Ltd.	22,835	60,102
	Alexander Forbes Group Holdings Ltd.	90,998	48,388
	Altron Ltd., Class A	103,029	123,389
	Anglogold Ashanti PLC (AU US)	38,247	3,551,999
	Aspen Pharmacare Holdings Ltd.	53,086	353,194
	Astral Foods Ltd.	13,973	237,456
	AVI Ltd.	86,256	570,181
	Bid Corp. Ltd.	41,321	1,032,305
	Bidvest Group Ltd.	41,199	596,136
#*	Blu Label Unlimited Group Ltd.	185,301	110,387
*	Brait PLC	845,741	115,563
	Capitec Bank Holdings Ltd.	4,798	1,288,232
	Cashbuild Ltd.	6,469	57,258
	Caxton & CTP Publishers & Printers Ltd.	20,139	16,846
	City Lodge Hotels Ltd.	120,852	36,847
	Clicks Group Ltd.	37,647	750,026
	Coronation Fund Managers Ltd.	62,230	195,401
	DataTec Ltd.	110,814	524,869
Ω	Dis-Chem Pharmacies Ltd.	127,662	286,869
	Discovery Ltd.	61,624	898,523
	DRDGOLD Ltd. (DRD SJ)	50,000	156,126
	DRDGOLD Ltd. (DRD US), Sponsored ADR	11,571	368,189
	Exxaro Resources Ltd.	80,508	917,746
	Famous Brands Ltd.	22,817	82,207
	FirstRand Ltd.	380,144	2,168,286
	Foschini Group Ltd.	105,628	553,762
#	Gold Fields Ltd. (GFI US), Sponsored ADR	81,070	4,063,228
	Grindrod Ltd.	268,633	285,910
	Harmony Gold Mining Co. Ltd. (HAR SJ)	48,266	1,025,583
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	55,957	1,194,122
	Hudaco Industries Ltd.	10,194	128,124
	Impala Platinum Holdings Ltd.	89,686	1,671,683
	Investec Ltd.	37,143	301,120
	Invicta Holdings Ltd.	5,930	13,209
*	iOCO Ltd.	151,111	41,990
	Italtile Ltd.	124,340	77,435
	JSE Ltd.	20,849	190,768
*	KAP Ltd.	561,542	77,148

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Kumba Iron Ore Ltd.	16,245	$360,354
	Lewis Group Ltd.	13,284	78,926
	Life Healthcare Group Holdings Ltd.	343,362	236,511
	Merafe Resources Ltd.	305,519	21,475
*	Metair Investments Ltd.	44,283	12,730
	Momentum Group Ltd.	528,502	1,230,696
	Motus Holdings Ltd.	69,864	548,164
	Mpact Ltd.	18,342	25,191
	Mr. Price Group Ltd.	64,104	703,936
	MTN Group Ltd.	314,617	3,493,688
*	Nampak Ltd.	2,808	90,375
	Naspers Ltd., Class N	19,977	1,223,097
	Nedbank Group Ltd.	98,359	1,610,742
	NEPI Rockcastle NV	80,250	730,807
	Netcare Ltd.	557,192	534,528
	Ninety One Ltd.	68,065	233,623
	Northam Platinum Holdings Ltd.	37,284	888,308
*	Nutun Ltd.	238,170	17,638
	Oceana Group Ltd.	27,958	93,385
	Old Mutual Ltd. (OMU SJ)	1,555,617	1,492,976
	Omnia Holdings Ltd.	65,802	343,416
	OUTsurance Group Ltd.	160,319	707,597
Ω	Pepkor Holdings Ltd.	658,889	1,076,608
*	Pick n Pay Stores Ltd.	203,413	300,785
	PPC Ltd.	545,075	207,434
	Premier Group Ltd.	16,424	180,339
	PSG Financial Services Ltd.	255,578	430,867
	Raubex Group Ltd.	63,904	204,943
	Reunert Ltd.	46,960	179,382
	RFG Holdings Ltd.	27,145	43,310
	Sanlam Ltd.	252,474	1,581,658
	Santam Ltd.	11,778	313,414
	Sappi Ltd.	105,530	116,533
*	Sasol Ltd. (SOL SJ)	137,715	972,720
	Shoprite Holdings Ltd.	65,296	1,077,319
*	Sibanye Stillwater Ltd. (SBSW US), ADR	97,440	1,644,787
*	Sibanye Stillwater Ltd. (SSW SJ)	136,850	595,627
	Southern Sun Ltd.	263,769	164,646
*	SPAR Group Ltd.	43,656	240,140
	Spur Corp. Ltd.	10,228	25,776
	Stadio Holdings Ltd.	50,799	38,338
	Standard Bank Group Ltd.	223,575	4,108,854
	Sun International Ltd.	74,980	200,478
	Super Group Ltd.	86,451	92,762
	Telkom SA SOC Ltd.	129,352	470,754
	Thungela Resources Ltd. (TGA SJ)	39,930	244,925
	Tiger Brands Ltd.	42,234	878,055
		Shares	Value»
SOUTH AFRICA — (Continued)
	Truworths International Ltd.	65,361	$242,592
	Tsogo Sun Ltd.	210,893	103,978
	Valterra Platinum Ltd.	7,451	669,458
	Vodacom Group Ltd.	95,543	881,323
	We Buy Cars Holdings Ltd.	50,218	142,026
	Wilson Bayly Holmes-Ovcon Ltd.	18,535	198,671
	Woolworths Holdings Ltd.	131,274	440,724
	Zeda Ltd.	49,356	42,024
TOTAL SOUTH AFRICA			60,158,043
SOUTH KOREA — (21.3%)
*	ABLBio, Inc.	917	125,132
	Able C&C Co. Ltd.	2,580	18,954
*	ABOV Semiconductor Co. Ltd.	2,124	19,293
*	ADTechnology Co. Ltd.	1,694	44,829
	Advanced Nano Products Co. Ltd.	1,223	58,270
	Advanced Process Systems Corp.	3,033	45,022
	Aekyung Chemical Co. Ltd.	6,863	44,338
	Aekyung Industrial Co. Ltd.	4,045	35,290
*	AeroSpace Technology of Korea, Inc.	38,564	16,331
*	Agabang & Co.	5,822	18,581
	Ahnlab, Inc.	789	36,412
*	Air Busan Co. Ltd.	29,060	36,397
*	Ajin Industrial Co. Ltd.	17,463	42,040
*	Alteogen, Inc.	3,379	966,288
#	Amorepacific Corp.	3,138	302,052
	Amorepacific Holdings Corp.	8,581	170,578
*	Ananti, Inc.	19,943	116,071
*	Anapass, Inc.	3,630	44,662
	ANIPLUS, Inc.	13,565	28,335
*	Anterogen Co. Ltd.	1,345	40,014
	Aplus Asset Advisor Co. Ltd.	6,429	54,926
*	Aprogen, Inc.	70,220	35,822
	Asia Cement Co. Ltd.	7,032	61,127
	ASIA Holdings Co. Ltd.	353	70,733
*	Asia Pacific Satellite, Inc.	1,665	23,261
	Asia Paper Manufacturing Co. Ltd.	6,076	32,836
*	ATON, Inc.	5,773	29,799
	Aurora World Corp.	1,162	11,870
	Avaco Co. Ltd.	1,995	21,109

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Baiksan Co. Ltd.	4,498	$39,604
	BGF Co. Ltd.	11,107	31,066
	BGF retail Co. Ltd.	2,956	248,941
*	BH Co. Ltd.	6,172	78,081
*	BHI Co. Ltd.	3,743	184,992
	Binggrae Co. Ltd.	1,954	101,277
	Bio Plus Co. Ltd.	11,101	42,037
*	Biodyne Co. Ltd.	1,759	16,741
*	Bioneer Corp.	1,849	17,370
	BioNote, Inc.	19,686	79,879
*	BNC Korea Co. Ltd.	13,977	47,555
	BNK Financial Group, Inc.	40,729	469,325
	Boditech Med, Inc.	2,704	24,418
	Boryung	6,324	40,569
	Bukwang Pharmaceutical Co. Ltd.	9,247	25,779
*	BYC Co. Ltd.	610	17,651
	C&G Hi Tech Co. Ltd.	1,031	12,813
*	Cafe24 Corp.	3,683	96,677
	Cape Industries Ltd.	6,603	54,302
	Caregen Co. Ltd.	2,817	245,413
	Celltrion Pharm, Inc.	1,414	71,499
	Celltrion, Inc.	3,593	522,911
*	Chabiotech Co. Ltd.	5,339	80,973
*	Cheil Electric Co. Ltd.	3,144	22,285
	Cheil Worldwide, Inc.	21,311	324,571
*	Chemtronics Co. Ltd.	3,525	85,338
	Cheryong Electric Co. Ltd.	3,474	117,062
	Chips&Media, Inc.	825	10,649
*	Choil Aluminum Co. Ltd.	17,841	16,498
*	Chong Kun Dang Pharmaceutical Corp.	2,352	139,428
	Chongkundang Holdings Corp.	712	24,677
*	Chunbo Co. Ltd.	899	36,550
*	CJ CGV Co. Ltd.	31,611	132,590
	CJ CheilJedang Corp.	1,254	185,449
	CJ Corp.	3,838	579,650
*	CJ ENM Co. Ltd.	4,293	222,401
	CJ Freshway Corp.	2,096	40,675
	CJ Logistics Corp.	3,051	219,490
	Classys, Inc.	3,918	201,549
*	CLIO Cosmetics Co. Ltd.	2,840	26,132
*	CMG Pharmaceutical Co. Ltd.	16,036	22,446
*	CoAsia Corp.	3,630	14,921
*	Com2uS Holdings Corp.	1,408	22,068
	Com2uSCorp	1,333	34,048
	Coocon Corp.	2,027	46,679
	Cosmax, Inc.	1,866	261,770
		Shares	Value»
SOUTH KOREA — (Continued)
	Cosmecca Korea Co. Ltd.	1,591	$106,376
*	CosmoAM&T Co. Ltd.	1,916	67,393
*	Cosmochemical Co. Ltd.	4,021	46,124
	Coway Co. Ltd.	13,853	801,537
	Cowintech Co. Ltd.	3,517	45,349
	CR Holdings Co. Ltd.	1,168	3,831
*	Creative & Innovative System	16,277	149,411
	CS Wind Corp.	8,600	242,411
*	CTC BIO, Inc.	2,105	6,244
*	Cube Entertainment, Inc.	2,211	20,179
	Cuckoo Holdings Co. Ltd.	3,529	66,436
	Cuckoo Homesys Co. Ltd.	3,172	51,880
*	Curexo, Inc.	3,438	47,281
*	Cymechs, Inc.	859	10,719
	D.I Corp.	1,927	45,554
*††	DA Technology Co. Ltd.	31,140	822
	Dae Won Kang Up Co. Ltd.	14,791	42,869
*	Daea TI Co. Ltd.	15,604	45,606
	Daedong Corp.	6,323	43,253
	Daeduck Co. Ltd.	7,633	58,165
	Daeduck Electronics Co. Ltd.	12,129	527,055
	Daehan Flour Mill Co. Ltd.	235	23,644
	Daehan Steel Co. Ltd.	6,822	49,717
*	Daeho AL Co. Ltd.	8,336	8,037
*	Dae-Il Corp.	5,167	40,055
*	Daejoo Electronic Materials Co. Ltd.	818	42,825
	Daesang Corp.	7,952	119,700
	Daesang Holdings Co. Ltd.	5,289	35,527
*	Daesung Industrial Co. Ltd.	6,471	33,043
#*	Daewon Cable Co. Ltd.	12,805	32,987
*	Daewon Pharmaceutical Co. Ltd.	4,533	36,435
	Daewon San Up Co. Ltd.	2,606	23,472
*	Daewoo Engineering & Construction Co. Ltd.	64,326	220,931
	Daewoong Co. Ltd.	7,863	130,667
#	Daewoong Pharmaceutical Co. Ltd.	1,912	223,910

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daihan Pharmaceutical Co. Ltd.	2,053	$41,405
	Daishin Securities Co. Ltd.	8,752	189,894
#*	Danal Co. Ltd.	14,238	90,219
	Daol Investment & Securities Co. Ltd.	13,713	38,829
*	Daou Data Corp.	6,482	125,671
	Daou Technology, Inc.	9,379	345,166
*	Dasan Networks, Inc.	13,488	33,716
	DB HiTek Co. Ltd.	11,698	853,496
	DB Insurance Co. Ltd.	5,201	513,492
	DB Securities Co. Ltd.	8,025	75,205
*	DB, Inc.	50,677	64,423
*	DE&T Co. Ltd.	2,653	10,321
	Dear U Co. Ltd.	1,918	49,842
	Dentium Co. Ltd.	1,376	45,888
*	Devsisters Co. Ltd.	1,977	52,564
	DI Dong Il Corp.	2,082	28,990
	Digital Daesung Co. Ltd.	5,868	33,010
*	DIO Corp.	1,795	19,760
	DIT Corp.	2,543	38,463
*††	DKME	61,842	16,111
#	DL E&C Co. Ltd.	10,528	323,215
	DL Holdings Co. Ltd.	2,600	74,521
††	DMS Co. Ltd.	7,061	11,646
	DN Automotive Corp.	10,243	178,732
	DNF Co. Ltd.	1,039	13,994
	Dohwa Engineering Co. Ltd.	8,187	34,747
	Dong-A Socio Holdings Co. Ltd.	858	64,664
	Dong-A ST Co. Ltd.	1,154	43,871
	Dong-Ah Geological Engineering Co. Ltd.	3,254	39,340
	Dongbang Transport Logistics Co. Ltd.	14,000	25,698
	Dongjin Semichem Co. Ltd.	11,663	448,900
*	Dongkoo Bio & Pharma Co. Ltd.	6,563	24,163
*	DongKook Pharmaceutical Co. Ltd.	7,721	100,412
	Dongkuk Holdings Co. Ltd.	5,615	29,576
	Dongkuk Industries Co. Ltd.	13,571	26,859
	Dongkuk Steel Mill Co. Ltd.	10,098	61,797
	Dongsuh Cos., Inc.	4,335	78,214
	Dongsung Chemical Co. Ltd.	11,224	34,144
	Dongsung Finetec Co. Ltd.	4,670	91,478
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongwha Enterprise Co. Ltd.	3,761	$28,005
	Dongwha Pharm Co. Ltd.	5,228	22,016
	Dongwon Development Co. Ltd.	10,063	20,645
	Dongwon Industries Co. Ltd.	3,757	108,156
	Dongwon Systems Corp.	1,774	34,244
	Dongwoon Anatech Co. Ltd.	4,923	102,854
	Dongyang E&P, Inc.	2,102	45,753
#	Doosan Bobcat, Inc.	13,932	567,199
	Doosan Co. Ltd.	249	145,928
*	Doosan Enerbility Co. Ltd.	4,415	275,611
*	Doosan Fuel Cell Co. Ltd.	3,468	81,279
	Doosan Tesna, Inc.	2,980	138,686
#	DoubleUGames Co. Ltd.	3,978	147,604
	Douzone Bizon Co. Ltd.	3,780	255,055
*	Dream Security Co. Ltd.	23,112	27,293
*	Dreamtech Co. Ltd.	7,443	40,746
*	DRTECH Corp.	14,013	19,522
	DS Dansuk Co. Ltd.	2,964	40,129
	DSC Investment, Inc.	3,625	21,312
*	DSK Co. Ltd.	2,103	11,697
*	Duchembio Co. Ltd.	2,720	18,894
*	Duk San Neolux Co. Ltd.	3,575	96,681
*	Duksan Hi-Metal Co. Ltd.	3,621	22,295
#*	Duksan Techopia Co. Ltd.	2,147	29,174
	DY POWER Corp.	2,826	25,711
	E1 Corp.	515	31,741
	Easy Bio, Inc.	4,384	21,406
	Easy Holdings Co. Ltd.	8,326	30,116
*	Ecopro BM Co. Ltd.	1,310	209,842
#	Ecopro Co. Ltd.	2,879	322,976
*	Elentec Co. Ltd.	2,394	17,292
	E-MART, Inc.	5,201	328,282
*	EMKOREA Co. Ltd.	8,442	14,401
*	EMRO, Inc.	997	29,062
*	EM-Tech Co. Ltd.	1,387	7,866
*	Enchem Co. Ltd.	1,070	71,217
	ENF Technology Co. Ltd.	3,902	158,083
*	Enzychem Lifesciences Corp.	12,041	10,637
	Eo Technics Co. Ltd.	355	91,580
*	Eubiologics Co. Ltd.	7,458	64,623
	Eugene Corp.	11,560	32,046

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Investment & Securities Co. Ltd.	21,369	$63,325
	Eugene Technology Co. Ltd.	3,923	298,336
*	E-World	13,381	14,808
*	Exem Co. Ltd.	12,943	20,128
	Exicon Co. Ltd.	2,064	34,879
	F&F Co. Ltd.	5,182	261,937
	F&F Holdings Co. Ltd.	2,675	38,603
	FarmStory Co. Ltd.	13,144	10,310
*	Fine M-Tec Co. Ltd.	3,368	22,130
*	Fine Semitech Corp.	1,176	37,955
*††	Flask Co. Ltd.	5,463	1,685
*	Foosung Co. Ltd.	5,553	32,476
	Fursys, Inc.	363	10,657
*	G2Power Co. Ltd.	2,716	16,509
*	Gabia, Inc.	1,935	44,832
*	GAEASOFT	3,587	19,557
	Galaxia Moneytree Co. Ltd.	1,494	11,446
*	GAMSUNG Corp. Co. Ltd.	14,708	70,468
*	Gaon Cable Co. Ltd.	999	60,515
*	GC Cell Corp.	2,500	46,546
*	Genexine, Inc.	6,174	21,575
*	Genic Co. Ltd.	1,135	12,880
*	Genomictree, Inc.	2,245	36,967
	Geumhwa PSC Co. Ltd.	1,478	33,996
	Global Standard Technology Co. Ltd.	3,618	72,511
*	Global Tax Free Co. Ltd.	4,758	15,417
	GnCenergy Co. Ltd.	2,332	58,754
	GOLFZON Co. Ltd.	1,145	48,209
	Golfzon Holdings Co. Ltd.	6,991	22,825
	Gradiant Corp.	2,575	20,565
	Grand Korea Leisure Co. Ltd.	7,557	67,394
#	Green Cross Corp.	1,087	124,150
	Green Cross Holdings Corp.	7,420	80,337
	GS Engineering & Construction Corp.	20,669	268,325
	GS Holdings Corp. (078930 KS)	16,791	799,769
*	GS P&L Co. Ltd.	2,026	72,089
	GS Retail Co. Ltd.	14,935	229,527
	Gwangju Shinsegae Co. Ltd.	821	17,909
	HAESUNG DS Co. Ltd.	3,687	163,590
	Haesung Industrial Co. Ltd.	4,764	27,457
	Han Kuk Carbon Co. Ltd.	6,329	148,144
		Shares	Value»
SOUTH KOREA — (Continued)
	Hana Financial Group, Inc.	48,681	$3,382,457
*	Hana Materials, Inc.	1,567	71,966
*	Hana Micron, Inc.	14,108	365,204
*	Hana Pharm Co. Ltd.	1,441	10,313
*	Hana Technology Co. Ltd.	567	12,507
	Hana Tour Service, Inc.	2,979	95,572
*	Hanall Biopharma Co. Ltd.	1,468	52,395
*	Hancom, Inc.	3,601	64,252
	Handok, Inc.	4,699	37,024
	Handsome Co. Ltd.	2,509	32,317
	Hanil Cement Co. Ltd.	8,396	99,592
	Hanil Holdings Co. Ltd.	4,735	51,340
	Hanjin Kal Corp.	1,542	120,406
	Hanjin Logistics Corp.	3,082	42,459
*	HanJung Natural Connectivity System Co. Ltd.	889	31,446
	Hankook Cosmetics Manufacturing Co. Ltd.	440	15,167
	Hankook Shell Oil Co. Ltd.	133	40,208
	Hankook Tire & Technology Co. Ltd.	21,538	952,600
	Hanmi Pharm Co. Ltd.	1,055	355,042
	Hanmi Science Co. Ltd.	3,187	93,942
	Hanmi Semiconductor Co. Ltd.	9,019	1,304,661
	HanmiGlobal Co. Ltd.	2,531	32,884
	Hannong Chemicals, Inc.	3,518	63,065
*	Hanon Systems	86,074	195,630
	Hansae Co. Ltd.	3,121	30,273
#	Hansol Chemical Co. Ltd.	1,431	278,620
	Hansol Paper Co. Ltd.	6,186	36,110
	Hansol Technics Co. Ltd.	11,028	45,669
*	Hanssem Co. Ltd.	1,765	56,995
	Hanwha Aerospace Co. Ltd.	2,113	1,902,082
	Hanwha Corp.	6,950	551,795
*	Hanwha Engine	7,449	280,188
*	Hanwha Galleria Corp.	32,339	40,991
*	Hanwha General Insurance Co. Ltd.	24,198	101,748
*	Hanwha Investment & Securities Co. Ltd.	32,863	145,554
*	Hanwha Life Insurance Co. Ltd.	66,759	161,407

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Ocean Co. Ltd.	3,171	$304,516
	Hanwha Solutions Corp.	18,425	351,782
	Hanwha Systems Co. Ltd.	4,234	276,913
*	Hanwha Vision Co. Ltd.	7,502	319,833
*	Hanyang Digitech Co. Ltd.	788	14,578
	Hanyang Eng Co. Ltd.	4,208	91,344
	Hanyang Securities Co. Ltd.	4,035	57,116
*	Harim Co. Ltd.	21,063	44,621
	Harim Holdings Co. Ltd.	22,762	226,685
	HB SOLUTION Co. Ltd.	15,336	24,281
	HB Technology Co. Ltd.	17,460	25,430
*	HC HomeCenter Co. Ltd.	39,155	18,953
	HD Construction Equipment Co. Ltd.	11,078	833,936
	HD Hyundai Co. Ltd.	7,303	1,185,188
	HD Hyundai Electric Co. Ltd.	3,100	1,899,199
*	HD Hyundai Energy Solutions Co. Ltd.	805	29,669
	HD Hyundai Heavy Industries Co. Ltd.	2,417	962,042
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,768	1,365,716
	HDC Holdings Co. Ltd.	12,724	167,394
	HDC Hyundai Development Co-Engineering & Construction	10,681	152,405
*	HD-Hyundai Marine Engine	2,867	175,609
*	Hecto Financial Co. Ltd.	2,228	37,260
*	Hecto Innovation Co. Ltd.	2,910	39,084
*	Helixmith Co. Ltd.	7,814	35,728
*	Heung-A Shipping Co. Ltd.	18,027	21,747
*	HFR, Inc.	2,504	23,900
	Hite Jinro Co. Ltd.	10,562	128,905
#*	HJ Shipbuilding & Construction Co. Ltd.	4,472	77,784
	HK inno N Corp.	5,284	206,022
	HL Holdings Corp.	1,610	50,990
		Shares	Value»
SOUTH KOREA — (Continued)
#	HL Mando Co. Ltd.	14,189	$628,699
*	HLB Biostep Co. Ltd.	11,072	11,069
*	HLB Global Co. Ltd.	7,126	11,003
*	Hlb Pharma Ceutical Co. Ltd.	3,234	37,180
*	HLB, Inc.	4,215	161,663
	HMM Co. Ltd.	30,977	429,362
*	Hotel Shilla Co. Ltd.	6,995	224,009
*	HPSP Co. Ltd.	10,834	347,298
	HS Hyosung Advanced Materials Corp.	589	96,410
*	HS Hyosung Corp.	484	20,807
	HS Industries Co. Ltd.	19,938	46,053
#*	Hugel, Inc.	843	161,093
*	Humasis Co. Ltd.	23,782	16,442
	Humedix Co. Ltd.	1,809	54,985
	Huons Co. Ltd.	3,178	60,627
	Huons Global Co. Ltd.	1,702	59,950
	Husteel Co. Ltd.	11,607	33,370
	Hwa Shin Co. Ltd.	7,945	51,340
	Hwaseung Enterprise Co. Ltd.	7,025	24,577
#	HYBE Co. Ltd.	722	186,602
	Hy-Lok Corp.	2,373	55,339
	Hyosung Corp.	2,175	229,645
	Hyosung Heavy Industries Corp.	625	1,120,975
	Hyosung TNC Corp.	1,031	268,687
#	Hyundai Autoever Corp.	1,212	388,552
	Hyundai Bioland Co. Ltd.	9,432	28,370
	Hyundai BNG Steel Co. Ltd.	2,374	22,152
	HYUNDAI Corp.	3,184	49,964
	Hyundai Department Store Co. Ltd.	5,464	355,085
	Hyundai Elevator Co. Ltd.	3,204	209,374
	Hyundai Engineering & Construction Co. Ltd.	13,384	950,030
	HYUNDAI EVERDIGM Corp.	3,482	19,806
	Hyundai Futurenet Co. Ltd.	11,431	25,605
	Hyundai GF Holdings	9,217	59,224
	Hyundai Glovis Co. Ltd.	9,699	1,635,244
	Hyundai Green Food	10,848	115,028
	Hyundai Home Shopping Network Corp.	1,431	57,532
	Hyundai Hyms Co. Ltd.	1,803	22,333
	Hyundai Livart Furniture Co. Ltd.	1,211	5,533

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hyundai Marine & Fire Insurance Co. Ltd.	19,504	$380,258
	Hyundai Mobis Co. Ltd.	5,422	1,694,141
	Hyundai Motor Co.	17,293	6,019,788
	Hyundai Motor Securities Co. Ltd.	7,975	52,591
#	Hyundai Movex Co. Ltd.	9,382	205,170
	Hyundai Rotem Co. Ltd.	10,157	1,624,057
	Hyundai Steel Co.	12,209	264,975
	Hyundai Wia Corp.	4,545	271,372
	HyVision System, Inc.	3,875	46,955
*	i3system, Inc.	1,018	91,856
	iFamilySC Co. Ltd.	2,944	30,749
*	Il Dong Pharmaceutical Co. Ltd.	2,726	71,691
*	Iljin Diamond Co. Ltd.	1,775	16,357
*	Iljin Electric Co. Ltd.	4,785	220,767
*	Iljin Holdings Co. Ltd.	4,048	21,900
*	Iljin Hysolus Co. Ltd.	2,250	22,123
	Iljin Power Co. Ltd.	2,512	26,821
	Ilshin Spinning Co. Ltd.	4,566	41,698
††	Ilyang Pharmaceutical Co. Ltd.	4,169	28,349
	iM Financial Group Co. Ltd.	51,113	549,598
	iMarketKorea, Inc.	6,912	37,421
	InBody Co. Ltd.	2,313	52,401
	Incar Financial Service Co. Ltd.	8,301	91,216
	Industrial Bank of Korea	47,470	729,325
	Inhwa Precision Co. Ltd.	1,117	33,243
	Innocean Worldwide, Inc.	6,027	79,488
*	InnoWireless Co. Ltd.	1,400	28,747
	Innox Advanced Materials Co. Ltd.	3,174	71,568
*	Insun ENT Co. Ltd.	4,769	14,469
	Intellian Technologies, Inc.	1,148	83,386
	Intelligent Digital Integrated Security Co. Ltd.	2,955	36,617
*	Interflex Co. Ltd.	6,369	54,775
	INTOPS Co. Ltd.	1,485	22,778
	INVENI Co. Ltd.	746	40,472
	IS Dongseo Co. Ltd.	2,523	41,190
	ISC Co. Ltd.	1,306	135,145
	i-SENS, Inc.	4,555	51,821
*	ISU Abxis Co. Ltd.	4,524	18,504
*	ISU Chemical Co. Ltd.	2,758	17,423
	IsuPetasys Co. Ltd.	9,479	765,577
*	Itcenglobal Co. Ltd.	2,643	97,977
		Shares	Value»
SOUTH KOREA — (Continued)
*	ITEK, Inc.	10,289	$59,879
*	Jahwa Electronics Co. Ltd.	5,514	114,522
	JB Financial Group Co. Ltd.	29,480	514,360
*	Jeil Pharmaceutical Co. Ltd.	423	4,268
*	Jeju Air Co. Ltd.	10,111	37,968
	Jeju Bank	2,192	21,492
*	Jeju Semiconductor Corp.	3,965	117,105
*	JETEMA Co. Ltd.	2,888	21,395
*	Jin Air Co. Ltd.	7,747	36,432
	Jinsung T.E.C.	4,760	47,237
*	JNTC Co. Ltd.	2,171	36,473
	JS Corp.	2,117	17,641
	Jungdawn Co. Ltd.	11,974	21,285
	Jusung Engineering Co. Ltd.	8,449	240,289
	JVM Co. Ltd.	1,905	33,482
	JW Holdings Corp.	14,008	38,660
	JW Life Science Corp.	5,759	51,583
	JW Pharmaceutical Corp.	3,479	74,968
#	JYP Entertainment Corp.	7,729	393,338
	K Car Co. Ltd.	3,260	34,858
	Kakao Corp.	10,871	462,064
#*	Kakao Games Corp.	12,407	152,574
#	KakaoBank Corp.	16,419	260,446
*	Kakaopay Corp.	2,006	87,643
	Kangnam Jevisco Co. Ltd.	1,216	14,357
*	Kangstem Biotech Co. Ltd.	3,667	5,575
#*	Kangwon Energy Co. Ltd.	4,568	54,690
	Kangwon Land, Inc.	15,250	184,441
	KB Financial Group, Inc. (105560 KS)	47,130	4,411,330
*	KBI Dongyang Steel Pipe Co. Ltd.	23,126	29,550
	KC Co. Ltd.	2,678	62,010
	KC Tech Co. Ltd.	1,553	50,320
	KCC Corp.	990	334,807
	KCC Glass Corp.	1,882	35,132
	KCTC	9,774	45,729
*	Keeps Biopharma, Inc.	2,707	17,278
*	Kencoa Aerospace Co.	1,971	40,704
	KEPCO Engineering & Construction Co., Inc.	892	80,991
	KEPCO Plant Service & Engineering Co. Ltd.	6,558	254,219
	KG Chemical Corp.	5,382	22,090
	KG Dongbusteel	8,413	32,801

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KG Eco Solution Co. Ltd.	7,129	$32,612
	Kginicis Co. Ltd.	5,916	47,333
*	KH Vatec Co. Ltd.	6,135	81,353
	Kia Corp.	50,525	5,376,019
	KINX, Inc.	828	76,268
	KISCO Corp.	6,487	42,186
	KISCO Holdings Co. Ltd.	1,500	25,049
	KISWIRE Ltd.	3,308	49,672
#	KIWOOM Securities Co. Ltd.	3,739	1,149,291
*	KMW Co. Ltd.	3,610	47,233
*	KNJ Co. Ltd.	2,471	47,790
#	Koh Young Technology, Inc.	6,568	152,632
	Kolmar BNH Co. Ltd.	1,457	15,053
	Kolmar Holdings Co. Ltd.	5,313	37,086
	Kolmar Korea Co. Ltd.	4,049	196,056
	Kolon Corp.	2,058	85,885
#	Kolon Industries, Inc.	5,715	217,147
*	Kolon Life Science, Inc.	1,355	60,891
	KoMiCo Ltd.	1,753	152,508
*	Komipharm International Co. Ltd.	3,794	18,744
	KONA I Co. Ltd.	1,584	67,494
#	Korea Aerospace Industries Ltd.	5,923	690,321
	Korea Alcohol Industrial Co. Ltd.	4,444	34,743
	Korea Asset In Trust Co. Ltd.	24,703	44,670
#*	Korea Circuit Co. Ltd.	2,773	134,265
	Korea District Heating Corp.	516	35,680
	Korea Electric Power Corp. (015760 KS)	16,765	676,184
*	Korea Electric Power Corp. (KEP US), Sponsored ADR	12,485	252,322
	Korea Electric Terminal Co. Ltd.	2,931	152,006
	Korea Electronic Power Industrial Development Co. Ltd.	2,560	24,275
*	Korea Fuel-Tech Corp.	8,951	48,658
	Korea Gas Corp.	3,926	109,078
*	Korea Information & Communications Co. Ltd.	6,679	37,496
	Korea Information Certificate Authority, Inc.	5,485	25,409
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Investment Holdings Co. Ltd.	10,223	$1,529,306
*	Korea Line Corp.	54,496	73,748
	Korea Movenex Co. Ltd.	6,958	28,025
	Korea Petrochemical Ind Co. Ltd.	1,187	128,779
	Korea Petroleum Industries Co.	3,017	33,414
	Korea Ratings Corp.	357	24,016
*	Korea Real Estate Investment & Trust Co. Ltd.	72,804	61,617
	Korea Zinc Co. Ltd.	295	384,294
	Korean Air Lines Co. Ltd.	47,616	767,719
	Korean Reinsurance Co.	54,231	443,046
	KPX Chemical Co. Ltd.	240	8,026
*	KPX Electrochem Co. Ltd.	267	1,647
*	Krafton, Inc.	3,715	652,190
	KSS LINE Ltd.	9,666	65,057
*	Kt alpha Co. Ltd.	3,592	11,920
	KT Skylife Co. Ltd.	8,062	27,308
	KT&G Corp.	8,592	918,898
	Kumho Petrochemical Co. Ltd.	1,983	198,063
*	Kumho Tire Co., Inc.	44,275	184,837
	Kwang Dong Pharmaceutical Co. Ltd.	8,045	33,701
	Kyeryong Construction Industrial Co. Ltd.	2,344	35,054
	Kyobo Securities Co. Ltd.	6,546	54,021
*	Kyung Dong Navien Co. Ltd.	2,196	87,731
	Kyungdong Pharm Co. Ltd.	2,400	9,494
	Kyung-In Synthetic Corp.	5,621	19,190
	KZ Precision Corp.	2,708	26,347
	L&C Bio Co. Ltd.	2,326	148,114
*	L&F Co. Ltd.	208	18,118
*	L&K Biomed Co. Ltd.	2,802	30,842
*	LabGenomics Co. Ltd.	22,431	27,279
*	Lake Materials Co. Ltd.	7,278	134,187
*	LB Semicon, Inc.	15,949	51,750
	Lee Ku Industrial Co. Ltd.	6,694	27,529
	LEENO Industrial, Inc.	8,912	648,862
	LF Corp.	5,070	67,608
	LG Chem Ltd.	6,522	1,400,412
	LG Corp.	10,451	663,412

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	LG Display Co. Ltd. (034220 KS)	81,088	$653,823
	LG Electronics, Inc.	25,116	1,722,046
*	LG Energy Solution Ltd.	1,433	393,912
#	LG H&H Co. Ltd.	1,132	205,697
	LG Innotek Co. Ltd.	3,820	648,642
	LG Uplus Corp.	63,038	700,330
	LIG Nex1 Co. Ltd.	1,797	599,391
*	LigaChem Biosciences, Inc.	782	109,571
*	LOT Vacuum Co. Ltd.	1,947	18,573
	Lotte Chemical Corp.	1,598	92,223
	Lotte Chilsung Beverage Co. Ltd.	1,637	151,502
	Lotte Corp.	8,889	193,151
*	Lotte Energy Materials Corp.	8,113	217,664
	LOTTE Fine Chemical Co. Ltd.	3,704	121,713
*	Lotte Non-Life Insurance Co. Ltd.	23,223	26,772
	Lotte Rental Co. Ltd.	5,987	128,085
	Lotte Shopping Co. Ltd.	3,028	176,694
*	Lotte Tour Development Co. Ltd.	6,421	111,760
	Lotte Wellfood Co. Ltd.	615	49,562
	LS Corp.	3,418	539,000
	LS Eco Energy Ltd.	2,894	82,192
	LS Electric Co. Ltd.	2,641	1,029,196
*	LS Marine Solution Co. Ltd.	1,030	22,981
	LS SECURITIES Co. Ltd.	4,859	19,226
	LTC Co. Ltd.	2,653	50,598
*	LVMC Holdings	47,047	48,463
	LX Hausys Ltd.	2,023	40,654
	LX Holdings Corp.	12,184	73,577
	LX International Corp.	13,420	356,227
	LX Semicon Co. Ltd.	3,140	119,091
	Macquarie Korea Infrastructure Fund	49,384	383,817
	Macrogen, Inc.	1,693	22,960
*	Manyo Co. Ltd.	1,875	18,737
	Mcnex Co. Ltd.	4,094	86,373
*	ME2ON Co. Ltd.	5,898	18,449
*	Mediana Co. Ltd.	2,660	36,454
*	Medipost Co. Ltd.	3,223	53,533
*	MedPacto, Inc.	4,368	21,764
	Medytox, Inc.	1,128	104,949
*	Meerecompany, Inc.	533	6,669
	MegaStudy Co. Ltd.	1,570	12,100
	MegaStudyEdu Co. Ltd.	2,511	81,110
		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Financial Group, Inc.	14,765	$1,193,804
	META BIOMED Co. Ltd.	8,944	30,244
	Mgame Corp.	7,080	28,209
*	MiCo Ltd.	4,582	55,820
*	Mirae Asset Life Insurance Co. Ltd.	20,945	136,640
#	Mirae Asset Securities Co. Ltd.	42,722	1,266,516
#	Mirae Asset Venture Investment Co. Ltd.	9,580	117,348
	Misto Holdings Corp.	13,565	441,721
	Miwon Commercial Co. Ltd.	547	52,758
	Miwon Specialty Chemical Co. Ltd.	557	52,201
*	MK Electron Co. Ltd.	3,613	25,095
	MNTech Co. Ltd.	3,318	27,269
	Modetour Network, Inc.	2,818	22,062
*	MONAYONGPYONG	9,266	20,327
*	Motrex Co. Ltd.	5,448	36,557
	mPlus Corp.	4,139	35,874
	Muhak Co. Ltd.	3,978	24,505
	Myoung Shin Industrial Co. Ltd.	6,908	43,984
	Namhae Chemical Corp.	6,832	32,492
	Namuga Co. Ltd.	4,008	69,512
	Namyang Dairy Products Co. Ltd.	860	28,566
	NAVER Corp.	3,478	661,104
	NCSoft Corp.	1,041	169,288
	NeoPharm Co. Ltd.	2,099	27,261
	Neosem, Inc.	2,906	31,211
*	Neowiz	5,728	121,078
*	Nepes Ark Corp.	2,036	26,050
*	Neptune Co.	8,753	32,665
Ω	Netmarble Corp.	4,552	166,514
	New Power Plasma Co. Ltd.	11,784	50,060
	Nexen Corp.	9,583	39,785
	Nexen Tire Corp.	6,827	38,123
*	Nexon Games Co. Ltd.	3,048	28,020
	NEXTIN, Inc.	1,623	110,497
	NH Investment & Securities Co. Ltd.	37,610	705,126
	NHN Corp.	4,697	105,074
	NHN KCP Corp.	4,033	63,278
	NICE Holdings Co. Ltd.	9,332	90,259
	Nice Information & Telecommunication, Inc.	2,355	39,751
	NICE Information Service Co. Ltd.	10,065	121,020

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Nong Shim Holdings Co. Ltd.	533	$32,657
	NongShim Co. Ltd.	908	255,950
	NOROO Paint & Coatings Co. Ltd.	5,290	30,426
	NOVAREX Co. Ltd.	4,288	41,712
*	Novatech Co. Ltd.	681	14,191
*	OCI Co. Ltd.	782	38,180
*	OCI Holdings Co. Ltd.	4,593	366,352
*	Okins Electronics Co. Ltd.	4,201	37,375
	Oriental Precision & Engineering Co. Ltd.	11,756	67,998
	Orion Corp.	5,932	482,869
#	Orion Holdings Corp.	11,381	164,769
	Osang Healthcare Co. Ltd.	1,314	10,334
*	OSTEONIC Co. Ltd.	5,143	22,234
*	Osung Advanced Materials Co. Ltd.	31,426	33,214
#	Otoki Corp.	532	142,339
#	Pan Ocean Co. Ltd.	74,481	242,633
	Pang Rim Co. Ltd.	5,498	20,651
	Paradise Co. Ltd.	13,719	168,534
	Park Systems Corp.	1,353	284,218
*	Partron Co. Ltd.	11,624	57,883
#*	Pearl Abyss Corp.	4,550	180,339
*	Pentastone Electronics, Inc.	8,385	43,441
	People & Technology, Inc.	5,048	184,696
#*	Peptron, Inc.	1,115	236,216
	PHA Co. Ltd.	2,750	22,512
*	PharmaResearch Co. Ltd.	1,201	394,109
*	Pharmicell Co. Ltd.	12,436	120,653
	Philenergy Co. Ltd.	2,261	26,624
#*	Philoptics Co. Ltd.	2,005	76,259
	PI Advanced Materials Co. Ltd.	4,943	55,577
*	PKC Co. Ltd.	8,514	35,903
*	Polaris Office Corp.	4,725	15,581
	Pond Group Co. Ltd.	3,708	14,910
*	PonyLink Co. Ltd.	39,918	22,260
	Poongsan Corp.	2,893	263,786
	Poongsan Holdings Corp.	3,296	94,890
	Posco DX Co. Ltd.	5,440	145,819
*	POSCO Future M Co. Ltd.	652	100,880
	POSCO Holdings, Inc. (005490 KS)	8,564	2,055,048
	Posco International Corp.	12,891	556,635
	Posco M-Tech Co. Ltd.	2,412	33,062
		Shares	Value»
SOUTH KOREA — (Continued)
	POSCO Steeleon Co. Ltd.	175	$4,944
*	Prestige Biologics Co. Ltd.	6,539	13,350
	Protec Co. Ltd.	1,575	55,369
	PSK Holdings, Inc.	1,973	106,836
#	PSK, Inc.	7,105	300,172
	Pulmuone Co. Ltd.	5,719	52,043
*	Pumtech Korea Co. Ltd.	1,638	74,406
*	Rainbow Robotics	375	188,784
*	Refine Co. Ltd.	4,423	37,152
*	Reyon Pharmaceutical Co. Ltd.	2,064	16,177
	RFHIC Corp.	2,728	90,093
*	Robotis Co. Ltd.	525	122,571
	S&D Co. Ltd.	743	36,003
	S&S Tech Corp.	3,673	229,551
#	S-1 Corp.	3,776	209,083
*	Sajo Industries Co. Ltd.	1,155	46,796
*	Sajodaerim Corp.	1,071	27,022
*	Sam Chun Dang Pharm Co. Ltd.	507	168,338
	Sam Young Electronics Co. Ltd.	3,536	27,846
	Sam Yung Trading Co. Ltd.	3,091	37,118
	Sam-A Aluminum Co. Ltd.	398	9,362
	Samchully Co. Ltd.	401	39,918
	SAMHWA Paints Industrial Co. Ltd.	5,105	24,654
††	Samick THK Co. Ltd.	1,032	2,678
*	Samil Pharmaceutical Co. Ltd.	2,221	15,462
*	Samji Electronics Co. Ltd.	1,801	28,431
	Samjin Pharmaceutical Co. Ltd.	1,982	26,539
	Sammok S-Form Co. Ltd.	1,590	21,820
#	SAMPYO Cement Co. Ltd.	21,453	124,998
*Ω	Samsung Biologics Co. Ltd.	562	679,192
	Samsung C&T Corp.	8,722	1,818,141
	Samsung Card Co. Ltd. (029780 KS)	8,836	348,333
	Samsung Electro-Mechanics Co. Ltd.	7,096	1,364,693
	Samsung Electronics Co. Ltd. (005930 KS)	573,787	63,388,954

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	553	$1,522,365
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	3,955	10,892,070
	Samsung Engineering Co. Ltd.	37,671	801,876
*	Samsung Episholdings Co. Ltd.	302	127,145
	Samsung Fire & Marine Insurance Co. Ltd.	3,924	1,364,281
*	Samsung Heavy Industries Co. Ltd.	43,568	887,967
	Samsung Life Insurance Co. Ltd.	6,362	828,367
*	Samsung Pharmaceutical Co. Ltd.	8,615	10,800
	Samsung SDI Co. Ltd.	6,186	1,665,124
	Samsung SDS Co. Ltd.	4,960	594,765
	Samsung Securities Co. Ltd.	12,427	780,020
*	SAMT Co. Ltd.	21,138	67,432
	Samwha Capacitor Co. Ltd.	2,326	50,862
	Samwha Electric Co. Ltd.	1,472	55,310
*	Samyang Biopharmaceuticals Corp.	1,620	107,595
	Samyang Corp.	1,098	36,220
	Samyang Foods Co. Ltd.	721	589,242
	Samyang Holdings Corp.	1,524	64,251
	Samyoung Co. Ltd.	7,430	31,335
*	Samyoung M-Tek Co. Ltd.	1,352	13,593
*	Sang-A Frontec Co. Ltd.	2,092	25,418
	Sangsin Energy Display Precision Co. Ltd.	2,372	25,013
*	Sanil Electric Co. Ltd.	1,274	129,249
	Saramin Co. Ltd.	3,203	28,912
	Satrec Initiative Co. Ltd.	1,040	141,351
	SD Biosensor, Inc.	10,295	64,336
#	SeAH Besteel Holdings Corp.	4,527	230,201
	SeAH Holdings Corp.	156	17,502
	SeAH Steel Corp.	406	34,031
	SeAH Steel Holdings Corp.	327	30,841
		Shares	Value»
SOUTH KOREA — (Continued)
	Sebang Co. Ltd.	4,106	$41,280
	Sebang Global Battery Co. Ltd.	2,276	100,558
	Seegene, Inc.	7,107	140,594
	Segyung Hitech Co. Ltd.	8,084	28,069
	Sejin Heavy Industries Co. Ltd.	5,019	67,114
	Sejong Industrial Co. Ltd.	5,252	38,792
*	Sekonix Co. Ltd.	4,325	18,437
*	Selvas AI, Inc.	4,495	41,141
*	SEMCNS Co. Ltd.	2,330	15,271
	Seobu T&D	8,529	104,066
*††	Seohee Construction Co. Ltd.	27,909	23,597
*	Seojin System Co. Ltd.	4,474	117,855
*	Seoul Auction Co. Ltd.	4,356	23,257
*	Seoul Semiconductor Co. Ltd.	11,314	60,874
	Seoyon Co. Ltd.	6,312	46,724
	Seoyon E-Hwa Co. Ltd.	8,945	93,984
*††	Sewon E&C Co. Ltd.	4,592	290
	SFA Engineering Corp.	4,261	99,473
*	SFA Semicon Co. Ltd.	17,707	95,359
*	SG Co. Ltd.	13,786	25,782
	SGC Energy Co. Ltd.	2,763	41,718
*	SHIFT UP Corp.	431	10,368
*	Shin Heung Energy & Electronics Co. Ltd.	10,388	46,889
	Shindaeyang Paper Co. Ltd.	4,097	33,662
	Shinhan Financial Group Co. Ltd. (055550 KS)	68,123	3,981,362
	Shinil Electronics Co. Ltd.	12,619	11,645
	Shinsegae Information & Communication Co. Ltd.	940	11,911
	Shinsegae International, Inc.	5,312	44,882
	Shinsegae, Inc.	2,510	556,084
*	Shinsung Delta Tech Co. Ltd.	1,657	91,300
*	Shinsung E&G Co. Ltd.	17,308	21,335
*	Shinsung ST Co. Ltd.	376	10,250
	Shinwon Corp.	20,627	20,128
	Shinyoung Securities Co. Ltd.	1,097	134,052
*	Silicon2 Co. Ltd.	7,807	286,715
*	SillaJen, Inc.	9,443	29,336
*	SIMMTECH Co. Ltd.	2,335	96,633

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sindoh Co. Ltd.	945	$30,966
*	SK Biopharmaceuticals Co. Ltd.	4,968	405,351
*	SK Bioscience Co. Ltd.	2,926	102,854
	SK Chemicals Co. Ltd.	3,360	156,153
	SK Discovery Co. Ltd.	3,107	124,737
*	SK Eternix Co. Ltd.	1,130	15,892
	SK Gas Ltd.	955	154,144
	SK Hynix, Inc.	83,166	51,926,940
#*Ω	SK IE Technology Co. Ltd.	7,211	136,282
	SK Innovation Co. Ltd.	6,146	476,826
	SK Networks Co. Ltd.	41,155	159,732
*	SK oceanplant Co. Ltd.	4,856	63,454
	SK Securities Co. Ltd.	94,767	62,218
	SK Telecom Co. Ltd. (017670 KS)	7,933	399,791
	SK, Inc.	3,673	848,212
*	SKC Co. Ltd.	1,089	87,952
	SL Corp.	7,455	287,074
#	SM Entertainment Co. Ltd.	2,423	194,348
*	SMEC Co. Ltd.	22,546	100,653
	SNT Dynamics Co. Ltd.	2,002	68,948
	SNT Energy Co. Ltd.	582	16,929
	SNT Holdings Co. Ltd.	1,458	54,788
	SNT Motiv Co. Ltd.	4,952	120,519
*	SOCAR, Inc.	1,795	14,837
#*	S-Oil Corp.	7,287	535,340
	Solid, Inc.	16,970	99,942
*	SOLUM Co. Ltd.	9,313	101,928
	Solus Advanced Materials Co. Ltd.	10,671	60,096
*	Solux Co. Ltd.	7,431	21,734
	Songwon Industrial Co. Ltd.	4,658	29,317
*	Soop Co. Ltd.	2,606	133,257
	Soosan Industries Co. Ltd.	2,081	35,767
	Soulbrain Co. Ltd.	925	310,412
	Soulbrain Holdings Co. Ltd.	938	38,153
#	SPG Co. Ltd.	1,755	186,888
	ST Pharm Co. Ltd.	2,276	252,622
	STIC Investments, Inc.	5,248	42,506
	Straffic Co. Ltd.	6,307	15,900
*	Studio Dragon Corp.	3,808	130,042
*	STX Engine Co. Ltd.	3,158	74,166
*	Sugentech, Inc.	2,991	12,838
	Suheung Co. Ltd.	950	14,254
*	Sukgyung AT Co. Ltd.	291	11,811
	Sun Kwang Co. Ltd.	934	13,749
*	Sung Kwang Bend Co. Ltd.	3,967	89,427
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sungshin Cement Co. Ltd.	4,045	$27,602
	Sungwoo Hitech Co. Ltd.	16,132	89,521
*	Sunjin Co. Ltd.	6,694	52,189
*	Suprema, Inc.	2,017	61,023
*	Suresoft Technologies, Inc.	5,621	34,741
	SY Co. Ltd.	2,817	5,371
	SY Steel Tech, Inc.	8,600	20,865
*	Synergy Innovation Co. Ltd.	13,058	21,491
*	Synopex, Inc.	21,224	112,343
*	Systems Technology, Inc.	2,383	62,085
	T&L Co. Ltd.	1,674	63,765
	T3 Entertainment Co. Ltd.	14,065	18,300
	Taekwang Industrial Co. Ltd.	58	35,043
*	Taewoong Co. Ltd.	1,900	40,174
*	Taeyoung Engineering & Construction Co. Ltd.	7,166	7,812
*	Taihan Cable & Solution Co. Ltd.	5,475	111,124
	TCC Steel	1,417	16,708
*	TechWing, Inc.	3,485	119,332
	Telechips, Inc.	1,750	18,895
*	TEMC Co. Ltd.	2,068	14,254
	TES Co. Ltd.	2,767	136,396
*	Theragen Etex Co. Ltd.	3,017	6,244
*	TK Chemical Corp.	18,495	23,016
	TK Corp.	3,223	63,359
	TKG Huchems Co. Ltd.	6,316	87,571
	TLB Co. Ltd.	1,294	52,810
	Tokai Carbon Korea Co. Ltd.	1,380	225,700
*	Tongyang Life Insurance Co. Ltd.	19,046	90,912
*	Tongyang, Inc.	32,625	19,919
	Tonymoly Co. Ltd.	1,520	9,365
*	Toptec Co. Ltd.	6,815	22,928
	Tovis Co. Ltd.	3,928	42,472
	TS Corp.	15,745	30,388
	TSE Co. Ltd.	1,336	71,768
*	Tuksu Construction Co. Ltd.	1,248	5,719
	TYM Corp.	8,599	42,256
	UBCare Co. Ltd.	1,821	5,031
	Ubiquoss, Inc.	4,740	39,513
	Uju Electronics Co. Ltd.	1,489	32,572
*	Uni-Chem Co. Ltd.	8,568	7,031
	Unid Co. Ltd.	1,233	68,160

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Union Semiconductor Equipment & Materials Co. Ltd.	5,005	$39,583
*	UniTest, Inc.	2,780	27,686
*	Unitrontech Co. Ltd.	9,773	46,085
	Value Added Technology Co. Ltd.	2,625	37,578
	Viatron Technologies, Inc.	3,669	19,981
*††	Vidente Co. Ltd.	14,607	6,322
	Vieworks Co. Ltd.	1,948	38,220
*	Vina Tech Co. Ltd.	362	23,820
	Vitzro Tech Co. Ltd.	4,793	35,827
*	Vitzrocell Co. Ltd.	7,360	106,981
*	VM, Inc.	2,186	45,149
*	Voronoi, Inc.	326	50,453
*	VT Co. Ltd.	5,301	75,499
	Webzen, Inc.	5,169	61,950
*	Wemade Co. Ltd.	4,579	103,422
	Whanin Pharmaceutical Co. Ltd.	3,526	26,220
	WiSoL Co. Ltd.	7,448	31,561
*	Won Tech Co. Ltd.	19,497	138,151
#*	Wonik Holdings Co. Ltd.	18,829	548,493
	WONIK IPS Co. Ltd.	5,075	399,246
	Wonik Materials Co. Ltd.	2,517	69,425
	Wonik QnC Corp.	4,133	81,089
#	Woojin, Inc.	4,362	78,649
*	Wooree Bio Co. Ltd.	3,329	4,670
	Woori Financial Group, Inc. (316140 KS)	141,413	2,958,196
#*	Woori Technology Investment Co. Ltd.	17,795	104,232
*	Woori Technology, Inc.	17,393	108,239
*	Woosu AMS Co. Ltd.	5,430	11,920
	Worldex Industry & Trading Co. Ltd.	3,120	55,764
	Y G-1 Co. Ltd.	4,569	28,463
*	YC Corp.	2,627	35,463
*	Yest Co. Ltd.	2,415	36,249
#*	YG Entertainment, Inc.	2,479	128,305
*	YG PLUS	5,446	26,980
*	YMT Co. Ltd.	3,261	25,335
	Youlchon Chemical Co. Ltd.	1,117	21,010
	Young Poong Corp.	999	44,862
	Youngone Corp.	6,579	415,558
	Youngone Holdings Co. Ltd.	2,175	312,412
	Yuanta Securities Korea Co. Ltd.	27,721	88,776
	Yuhan Corp.	2,817	210,521
*	Yungjin Pharmaceutical Co. Ltd.	10,300	13,646
	Yunsung F&C Co. Ltd.	305	7,693
		Shares	Value»
SOUTH KOREA — (Continued)
*	Zeus Co. Ltd.	3,897	$52,874
	Zinus, Inc.	3,761	32,794
TOTAL SOUTH KOREA			281,256,023
TAIWAN — (27.7%)
	104 Corp.	4,000	28,183
	91APP, Inc.	22,000	46,214
	Aaeon Technology, Inc.	8,398	33,741
	ABC Taiwan Electronics Corp.	29,000	27,550
	Abico Avy Co. Ltd.	47,025	69,600
#	Ability Enterprise Co. Ltd.	60,468	161,763
	Ability Opto-Electronics Technology Co. Ltd.	7,000	24,311
	AcBel Polytech, Inc.	232,890	363,823
	Accton Technology Corp.	67,000	2,342,537
	Ace Pillar Co. Ltd.	9,000	25,011
	Acer Cyber Security, Inc.	6,000	31,020
	Acer E-Enabling Service Business, Inc.	6,000	39,122
#	Acer, Inc.	719,000	571,334
#	ACES Electronic Co. Ltd.	51,882	105,562
*	Acme Electronics Corp.	14,000	12,363
*	Acon Holding, Inc.	75,000	17,110
#	Acter Group Corp. Ltd.	14,000	278,644
	Actron Technology Corp.	14,902	61,183
	ADATA Technology Co. Ltd.	124,417	1,408,168
	Addcn Technology Co. Ltd.	15,634	82,251
*	Adimmune Corp.	107,000	64,703
	Adlink Technology, Inc.	36,000	70,828
	Advanced Ceramic X Corp.	9,000	44,069
#	Advanced Energy Solution Holding Co. Ltd.	5,000	176,750
	Advanced International Multitech Co. Ltd.	51,000	114,493
*	Advanced Optoelectronic Technology, Inc.	42,000	22,164
	Advanced Power Electronics Corp.	27,000	78,500
#	Advanced Wireless Semiconductor Co.	39,000	137,851
	Advancetek Enterprise Co. Ltd.	90,000	84,978
	Advantech Co. Ltd.	70,498	665,304

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Aero Win Technology Corp.	12,000	$15,357
	Aerospace Industrial Development Corp.	79,000	132,839
	AGV Products Corp.	162,000	54,490
	AIC, Inc.	9,028	107,912
	Air Asia Co. Ltd.	10,000	15,807
#	Airoha Technology Corp.	6,000	82,526
	Airtac International Group	27,000	977,146
	Alchip Technologies Ltd.	6,000	589,076
	Alexander Marine Co. Ltd.	5,272	30,901
	Allied Circuit Co. Ltd.	6,470	44,934
	Allied Supreme Corp.	13,000	99,237
	Allis Electric Co. Ltd.	58,396	228,122
	Alltek Technology Corp.	81,480	85,550
	Alltop Technology Co. Ltd.	18,000	141,681
	Alpha Networks, Inc.	72,000	75,021
	Altek Corp.	91,962	113,794
	Amazing Microelectronic Corp.	19,564	52,150
	Ambassador Hotel	63,000	86,750
	AMPACS Corp.	39,000	34,251
	Ampak Technology, Inc.	16,000	31,857
	Ampire Co. Ltd.	18,000	15,201
	Ample Electronic Technology Co. Ltd.	7,350	41,286
	AMPOC Far-East Co. Ltd.	36,564	124,737
	AmTRAN Technology Co. Ltd.	165,109	106,122
*	Amulaire Thermal Technology, Inc.	24,000	24,257
	Analog Integrations Corp.	5,000	36,998
	Anderson Industrial Corp.	50,000	43,797
	Anji Technology Co. Ltd.	27,299	29,530
	Anpec Electronics Corp.	8,000	65,805
	Aopen, Inc.	11,000	17,921
	Apac Opto Electronics, Inc.	24,000	54,643
	Apacer Technology, Inc.	37,000	142,897
#	APAQ Technology Co. Ltd.	15,000	78,006
	Apex Biotechnology Corp.	25,000	23,111
		Shares	Value»
TAIWAN — (Continued)
	Apex Dynamics, Inc.	1,000	$24,401
#*	Apex International Co. Ltd.	62,248	62,637
	Apex Science & Engineering	54,060	19,619
	ARBOR Technology Corp.	19,000	25,027
	Arcadyan Technology Corp.	48,000	272,597
	Ardentec Corp.	164,000	825,982
	ARES International Corp.	12,000	19,248
	Argosy Research, Inc.	19,000	94,057
	Arizon RFID Technology Cayman Co. Ltd.	8,000	27,365
	ASE Technology Holding Co. Ltd.	382,000	3,551,496
	Asia Cement Corp.	356,000	397,228
	Asia Electronic Material Co. Ltd.	22,000	25,942
	Asia Metal Industries, Inc.	6,000	32,746
#	Asia Optical Co., Inc.	68,000	348,977
	Asia Polymer Corp.	83,000	36,480
	Asia Tech Image, Inc.	20,000	48,290
	Asia Vital Components Co. Ltd.	44,331	2,014,044
	ASIX Electronics Corp.	16,000	48,506
	ASMedia Technology, Inc.	6,000	244,694
#	ASolid Technology Co. Ltd.	17,000	58,569
	ASPEED Technology, Inc.	6,200	1,733,867
	ASROCK, Inc.	16,000	108,765
	Asustek Computer, Inc.	68,000	1,068,264
	ATE Energy International Co. Ltd.	34,000	29,402
	Aten International Co. Ltd.	24,000	45,938
	Auden Techno Corp.	10,358	58,320
	Audix Corp.	20,000	42,217
#	AUO Corp. (2409 TT)	1,039,200	450,110
	AURAS Technology Co. Ltd.	9,000	257,524
	Aurora Corp.	9,000	15,651
	Avalue Technology, Inc.	20,000	56,766
	Avermedia Technologies	38,000	47,072
	Axiomtek Co. Ltd.	24,893	65,338
	Azurewave Technologies, Inc.	31,000	57,802

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bafang Yunji International Co. Ltd.	10,000	$56,160
	Bank of Kaohsiung Co. Ltd.	251,066	95,662
	Baotek Industrial Materials Ltd.	22,000	65,606
	Basso Industry Corp.	41,000	44,546
	BenQ Materials Corp.	32,000	19,763
#*	BES Engineering Corp.	447,427	194,042
	Best Precision Industrial Co. Ltd.	5,000	16,564
*	Billion Electric Co. Ltd.	13,000	10,056
*	Bin Chuan Enterprise Co. Ltd.	29,000	47,498
	B'in Live Co. Ltd.	8,000	21,211
*	Bionime Corp.	13,536	22,031
*	Biostar Microtech International Corp.	31,000	22,770
	Bioteque Corp.	15,000	57,199
	Bizlink Holding, Inc.	28,461	1,155,837
	Bonny Worldwide Ltd.	5,000	29,043
#	Bora Pharmaceuticals Co. Ltd.	17,591	336,372
	Brave C&H Supply Co. Ltd.	8,000	16,747
	Brightek Optoelectronic Co. Ltd.	19,000	22,908
	Brighton-Best International Taiwan, Inc.	150,000	163,943
	Brillian Network & Automation Integrated System Co. Ltd.	9,777	96,512
	Brogent Technologies, Inc.	9,351	30,671
	C Sun Manufacturing Ltd.	24,600	183,929
*	Calin Technology Co. Ltd.	41,000	39,392
	Calitech Co. Ltd.	10,000	18,086
*	Caliway Biopharmaceuticals Co. Ltd.	50,000	261,358
*	Cameo Communications, Inc.	98,000	30,486
	Capital Futures Corp.	59,856	97,543
	Capital Securities Corp.	563,000	528,537
#*	Career Technology MFG. Co. Ltd.	155,871	80,471
	Castles Technology Co. Ltd.	32,225	58,040
	Caswell, Inc.	22,000	58,806
		Shares	Value»
TAIWAN — (Continued)
#	Catcher Technology Co. Ltd.	93,000	$593,957
	Cathay Chemical Works	8,000	12,200
	Cathay Consolidated, Inc.	14,299	42,287
	Cathay Financial Holding Co. Ltd.	947,358	2,257,063
	Cathay Real Estate Development Co. Ltd.	181,000	126,662
*	CCP Contact Probes Co. Ltd.	33,554	63,114
#	Celxpert Energy Corp.	31,821	37,799
	Cenra, Inc.	25,000	26,941
#	Center Laboratories, Inc.	181,900	231,792
	Central Reinsurance Co. Ltd.	176,105	148,859
#	Century Iron & Steel Industrial Co. Ltd.	37,000	158,920
	Chailease Holding Co. Ltd.	234,477	772,797
	Chaintech Technology Corp.	13,000	11,737
	Champion Building Materials Co. Ltd.	38,000	10,796
	Champion Microelectronic Corp.	20,000	41,673
	Chang Hwa Commercial Bank Ltd.	1,049,454	679,315
	Chang Wah Electromaterials, Inc.	117,000	170,534
#	Chang Wah Technology Co. Ltd.	149,000	272,562
	Channel Well Technology Co. Ltd.	72,000	142,811
	Chant Sincere Co. Ltd.	19,000	30,695
	Charoen Pokphand Enterprise	66,800	314,908
	CHC Healthcare Group	38,000	40,887
	CHC Resources Corp.	14,000	31,165
	Chen Full International Co. Ltd.	36,000	46,675
	Chenbro Micom Co. Ltd.	8,000	228,297
	Cheng Fwa Industrial Co. Ltd.	15,000	9,308
	Cheng Loong Corp.	156,000	87,713
*	Cheng Mei Materials Technology Corp.	183,962	77,839

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Cheng Shin Rubber Industry Co. Ltd.	370,000	$358,746
	Cheng Uei Precision Industry Co. Ltd.	106,000	130,320
#	Chenming Electronic Technology Corp.	37,000	131,584
	Chia Chang Co. Ltd.	35,000	41,671
	Chia Hsin Cement Corp.	136,220	61,381
#	Chicony Electronics Co. Ltd.	135,000	499,075
	Chicony Power Technology Co. Ltd.	39,000	100,056
#	Chief Telecom, Inc.	9,300	94,698
	Chien Kuo Construction Co. Ltd.	39,200	40,248
	Chien Shing Harbour Service Co. Ltd.	22,000	30,101
	Chime Ball Technology Co. Ltd.	10,000	12,055
	China Airlines Ltd.	685,000	481,890
	China Bills Finance Corp.	224,000	115,696
	China Ecotek Corp.	8,000	13,242
	China Electric Manufacturing Corp.	101,000	41,714
	China Fineblanking Technology Co. Ltd.	13,000	10,416
	China General Plastics Corp.	72,000	28,416
	China Glaze Co. Ltd.	46,000	36,235
*	China Man-Made Fiber Corp.	365,000	81,394
	China Metal Products	87,000	67,259
#	China Motor Corp.	65,000	114,336
#*	China Petrochemical Development Corp.	1,088,490	275,606
	China Steel Chemical Corp.	44,000	103,480
	China Steel Corp.	1,676,000	1,102,716
	China Wire & Cable Co. Ltd.	43,000	55,953
	Chinese Maritime Transport Ltd.	16,000	31,323
	Ching Feng Home Fashions Co. Ltd.	46,854	29,545
	Chin-Poon Industrial Co. Ltd.	118,000	142,462
*	Chip Hope Co. Ltd.	9,000	15,834
	Chipbond Technology Corp.	189,000	327,953
	ChipMOS Technologies, Inc. (8150 TT)	231,000	434,722
	Chlitina Holding Ltd.	10,301	33,734
		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Construction Co. Ltd.	61,000	$149,746
	Chroma ATE, Inc.	30,000	921,192
	Chun YU Works & Co. Ltd.	23,750	13,177
	Chun Yuan Steel Industry Co. Ltd.	165,000	112,984
#*	Chung Hung Steel Corp.	222,000	139,313
	Chung Hwa Chemical Industrial Works Ltd.	27,000	36,923
	Chung Hwa Food Industrial Co. Ltd.	7,700	19,217
#*	Chung Hwa Pulp Corp.	114,000	44,724
	Chung Lien Co. Ltd.	9,000	10,974
	Chung Tai Resource Technology Corp.	21,000	63,121
	Chung-Hsin Electric & Machinery Manufacturing Corp.	119,000	635,975
	Chunghwa Precision Test Tech Co. Ltd.	5,000	521,385
	Chunghwa Telecom Co. Ltd. (2412 TT)	181,000	767,520
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	15,280	649,094
	CKM Applied Materials Corp.	8,000	7,728
#	Cleanaway Co. Ltd. (8422 TT)	350,000	409,088
	Clevo Co.	118,000	139,082
	CMC Magnetics Corp.	360,800	122,767
	C-Media Electronics, Inc.	21,000	26,767
#	Compal Electronics, Inc.	625,000	645,042
	Compeq Manufacturing Co. Ltd.	258,000	1,375,598
	Complex Micro Interconnection Co. Ltd.	21,000	24,838
	Compucase Enterprise	11,000	25,263
	Concord International Securities Co. Ltd.	97,092	73,722
	Concord Securities Co. Ltd.	262,185	138,780
	Continental Holdings Corp.	114,000	81,970
	Contrel Technology Co. Ltd.	46,000	77,205
	Coremax Corp.	28,042	60,090
	Coretronic Corp.	74,000	204,964

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Co-Tech Development Corp.	93,000	$772,315
#	Creative Sensor, Inc.	30,000	58,184
	Crowell Development Corp.	53,800	46,790
	Cryomax Cooling System Corp.	20,581	29,830
	CTBC Financial Holding Co. Ltd.	1,988,000	3,202,955
	CTCI Advanced Systems, Inc.	3,000	16,422
	CTCI Corp.	194,134	190,149
	Cub Elecparts, Inc.	9,000	26,353
	CviLux Corp.	25,500	69,259
	Cyberlink Corp.	17,000	44,860
	CyberPower Systems, Inc.	11,600	66,619
#*	CyberTAN Technology, Inc.	103,000	84,210
	Cystech Electronics Corp.	13,000	35,190
	DA CIN Construction Co. Ltd.	79,200	172,992
	Dafeng TV Ltd.	21,000	32,147
	Dah San Electric Wire & Cable Co. Ltd.	28,828	45,053
	Da-Li Development Co. Ltd.	90,129	134,168
	Darfon Electronics Corp.	49,000	48,228
	Darwin Precisions Corp.	138,600	56,155
	Davicom Semiconductor, Inc.	13,000	10,488
	Daxin Materials Corp.	7,000	72,804
	De Licacy Industrial Co. Ltd.	92,122	32,863
	Delpha Construction Co. Ltd.	109,000	90,792
	Delta Electronics, Inc.	99,000	3,778,069
	Depo Auto Parts Ind Co. Ltd.	36,000	172,048
	Desiccant Technology Corp.	6,600	40,338
	DFI, Inc.	10,000	18,908
	Dimerco Data System Corp.	15,600	54,865
	Dimerco Express Corp.	41,052	102,738
	DingZing Advanced Materials, Inc.	5,000	14,341
	D-Link Corp.	182,000	90,667
	Donpon Precision, Inc.	18,200	28,353
	Dr. Wu Skincare Co. Ltd.	5,000	18,646
	Draytek Corp.	16,000	14,175
		Shares	Value»
TAIWAN — (Continued)
	Drewloong Precision, Inc.	8,571	$39,405
	Dyaco International, Inc.	44,786	28,227
#	Dynamic Holding Co. Ltd.	112,886	505,168
	Dynapack International Technology Corp.	46,000	488,183
	E Ink Holdings, Inc.	180,000	1,000,649
	E.Sun Financial Holding Co. Ltd.	1,437,145	1,521,842
#	Eastech Holding Ltd.	18,000	55,707
	Eastern Media International Corp.	88,371	57,449
#	Eclat Textile Co. Ltd.	34,000	425,341
	eCloudvalley Digital Technology Co. Ltd.	14,000	26,570
	ECOVE Environment Corp.	15,000	140,775
	Edimax Technology Co. Ltd.	46,000	26,184
	Edison Opto Corp.	50,084	30,541
*	Edom Technology Co. Ltd.	55,000	68,011
	eGalax_eMPIA Technology, Inc.	9,000	12,668
#*	Egis Technology, Inc.	22,000	79,052
*	EirGenix, Inc.	50,000	98,537
#	Elan Microelectronics Corp.	106,000	391,874
	E-Lead Electronic Co. Ltd.	22,202	35,442
	E-LIFE MALL Corp.	23,000	44,861
#	Elite Advanced Laser Corp.	41,000	323,520
	Elite Material Co. Ltd.	24,000	1,301,820
	Elite Semiconductor Microelectronics Technology, Inc.	60,000	364,537
	Elitegroup Computer Systems Co. Ltd.	85,000	72,160
	eMemory Technology, Inc.	7,000	403,165
	Emerging Display Technologies Corp.	48,000	35,645
	Ennoconn Corp.	33,272	297,496
#	Ennostar, Inc.	180,000	199,538
	EOI Investment Holdings Co. Ltd.	66,000	36,716
*	Epileds Technologies, Inc.	30,000	22,091
*	Episil Technologies, Inc.	52,000	98,320
	Eris Technology Corp.	6,633	31,438
	Eson Precision Ind Co. Ltd.	42,000	111,898

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eternal Materials Co. Ltd.	352,950	$685,680
	Eurocharm Holdings Co. Ltd.	12,000	53,254
	Eva Airways Corp.	636,000	752,793
	Ever Ohms Technology Co. Ltd.	12,000	11,858
	Ever Supreme Bio Technology Co. Ltd.	7,519	36,863
*	Everest Textile Co. Ltd.	157,000	33,154
#	Evergreen Aviation Technologies Corp.	37,000	188,421
	Evergreen International Storage & Transport Corp.	81,000	144,846
	Evergreen Marine Corp. Taiwan Ltd.	175,400	1,035,947
	EVERGREEN Steel Corp.	62,000	201,501
	Everlight Chemical Industrial Corp.	126,000	82,936
	Everlight Electronics Co. Ltd.	113,000	199,026
	Evertop Wire Cable Corp.	36,000	33,036
	Excelsior Medical Co. Ltd.	46,928	117,279
#	EZconn Corp.	13,000	724,309
*	Falcon Machine Tools Co. Ltd.	15,000	9,054
	Far Eastern Department Stores Ltd.	283,000	197,463
	Far Eastern International Bank	843,407	334,302
	Far Eastern New Century Corp.	492,000	433,198
	Far EasTone Telecommunications Co. Ltd.	187,797	528,296
	Faraday Technology Corp.	48,081	251,915
	Farglory F T Z Investment Holding Co. Ltd.	51,772	75,876
	Farglory Land Development Co. Ltd.	92,000	193,901
	FDC International Hotels Corp.	11,000	14,012
	Feature Integration Technology, Inc.	10,000	21,436
*	Federal Corp.	96,000	61,798
	Feedback Technology Corp.	14,040	60,710
		Shares	Value»
TAIWAN — (Continued)
	Feng Hsin Steel Co. Ltd.	139,000	$285,516
#	Feng TAY Enterprise Co. Ltd.	77,880	237,402
	FIC Global, Inc.	23,000	40,407
*	FineMat Applied Materials Co. Ltd.	19,000	20,695
	FineTek Co. Ltd.	10,404	35,431
	Firich Enterprises Co. Ltd.	79,000	59,281
	First Copper Technology Co. Ltd.	75,000	118,219
	First Financial Holding Co. Ltd.	1,160,173	1,059,143
	First Hotel	65,000	26,476
	First Insurance Co. Ltd.	103,000	88,480
*	First Steamship Co. Ltd.	250,000	43,775
#	FIT Holding Co. Ltd.	69,000	56,569
	Fitipower Integrated Technology, Inc.	33,150	153,873
*	FLEXium Interconnect, Inc.	59,000	111,075
	Flytech Technology Co. Ltd.	36,000	104,442
#	FocalTech Systems Co. Ltd.	54,000	91,391
	Forcecon Tech Co. Ltd.	24,672	65,836
	Forest Water Environment Engineering Co. Ltd.	17,544	20,378
#	Formosa Advanced Technologies Co. Ltd.	58,000	143,670
#	Formosa Chemicals & Fibre Corp.	458,000	613,112
	Formosa International Hotels Corp.	25,000	148,833
	Formosa Laboratories, Inc.	37,000	67,524
	Formosa Oilseed Processing Co. Ltd.	15,297	13,784
	Formosa Optical Technology Co. Ltd.	8,000	24,880
	Formosa Petrochemical Corp.	115,000	195,393
	Formosa Plastics Corp.	361,000	540,785
	Formosa Sumco Technology Corp.	21,000	93,009
	Formosa Taffeta Co. Ltd.	161,000	84,696
	Formosan Rubber Group, Inc.	75,700	60,073

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosan Union Chemical Corp.	87,000	$46,907
	Fortune Electric Co. Ltd.	33,000	1,007,205
	Fositek Corp.	6,000	266,924
	Founding Construction & Development Co. Ltd.	67,000	30,282
	Foxconn Technology Co. Ltd.	208,000	376,282
#	Foxsemicon Integrated Technology, Inc.	33,000	293,123
	Foxwell Power Co. Ltd.	7,000	19,708
	Franbo Lines Corp.	79,663	51,111
	Froch Enterprise Co. Ltd.	63,000	34,735
#	FSP Technology, Inc.	39,000	63,793
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	23,003
#	Fu Hua Innovation Co. Ltd.	141,642	75,725
	Fubon Financial Holding Co. Ltd.	1,190,667	3,419,095
#	Fulgent Sun International Holding Co. Ltd.	48,443	144,706
	Fullerton Technology Co. Ltd.	41,000	31,113
*	Fulltech Fiber Glass Corp.	132,890	384,835
	Fusheng Precision Co. Ltd.	34,000	289,362
#	G Shank Enterprise Co. Ltd.	51,416	135,471
	Gallant Micro Machining Co. Ltd.	1,000	25,295
	Gallant Precision Machining Co. Ltd.	11,000	30,385
#	Gamania Digital Entertainment Co. Ltd.	40,000	63,978
*	GCS Holdings, Inc.	23,969	176,243
	GEM Services, Inc.	27,000	67,209
	Gemtek Technology Corp.	125,000	112,792
*	General Interface Solution GIS Holding Ltd.	55,000	67,663
	Generalplus Technology, Inc.	28,000	35,760
	Genesys Logic, Inc.	22,000	69,670
	Genius Electronic Optical Co. Ltd.	31,000	443,626
		Shares	Value»
TAIWAN — (Continued)
	Genovate Biotechnology Co. Ltd.	18,148	$17,424
	GeoVision, Inc.	12,460	18,891
	Getac Holdings Corp.	71,000	253,305
	GFC Ltd.	23,000	81,045
	Giant Manufacturing Co. Ltd.	85,015	240,774
*	Giantplus Technology Co. Ltd.	114,000	42,946
#	Gigabyte Technology Co. Ltd.	115,000	846,016
*	Gigasolar Materials Corp.	9,474	35,421
*	Gigastorage Corp.	108,000	95,041
	Global Brands Manufacture Ltd.	97,215	331,411
	Global Lighting Technologies, Inc.	27,000	34,076
	Global Mixed Mode Technology, Inc.	22,000	168,550
	Global PMX Co. Ltd.	28,000	100,510
	Global Unichip Corp.	11,000	902,518
#	Global View Co. Ltd.	15,000	24,603
	Globaltek Fabrication Co. Ltd.	12,000	21,721
#	Globalwafers Co. Ltd.	61,000	959,080
	Globe Union Industrial Corp.	97,566	31,247
	Gloria Material Technology Corp.	119,000	128,757
*	GlycoNex, Inc.	29,527	27,066
	GMI Technology, Inc.	22,463	28,216
	Gold Circuit Electronics Ltd.	43,800	956,462
	Golden Long Teng Development Co. Ltd.	35,000	32,317
	Goldsun Building Materials Co. Ltd.	287,000	321,036
	Good Finance Securities Co. Ltd.	19,000	19,021
	Good Will Instrument Co. Ltd.	31,000	48,836
#	Gordon Auto Body Parts	47,000	50,545
	Gourmet Master Co. Ltd.	32,000	75,807
	Grand Fortune Securities Co. Ltd.	139,990	66,834
#*	Grand Pacific Petrochemical	273,433	117,085
	Grand Process Technology Corp.	3,000	157,229
	GrandTech CG Systems, Inc.	12,437	17,679
	Grape King Bio Ltd.	47,000	180,656

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Great China Metal Industry	51,000	$32,596
	Great Taipei Gas Co. Ltd.	70,000	66,445
	Great Tree Pharmacy Co. Ltd.	25,821	78,327
	Great Wall Enterprise Co. Ltd.	256,100	413,903
	Greatek Electronics, Inc.	135,000	383,165
	Green World FinTech Service Co. Ltd.	32,000	53,957
#	Group Up Industrial Co. Ltd.	14,000	122,967
	GTM Holdings Corp.	36,000	37,494
#	Gudeng Precision Industrial Co. Ltd.	15,246	194,090
*	Hai Kwang Enterprise Corp.	46,971	24,619
	Hannstar Board Corp.	96,840	298,396
#*	HannStar Display Corp.	763,000	200,863
*	HannsTouch Holdings Co.	136,000	39,854
	Hanpin Electron Co. Ltd.	20,000	29,067
*	Harvatek Corp.	61,000	39,824
	Heran Co. Ltd.	19,200	36,943
#	Hey Song Corp.	98,000	115,327
	Hi-Clearance, Inc.	7,518	32,631
	Highwealth Construction Corp.	212,917	250,834
	Hi-Lai Foods Co. Ltd.	6,000	30,092
	HIM International Music, Inc.	15,000	44,700
*	Hitron Technology, Inc.	41,000	38,776
	Hiwin Mikrosystem Corp.	19,000	69,432
#	Hiwin Technologies Corp.	82,701	648,157
	Hiyes International Co. Ltd.	20,759	50,580
	Ho Tung Chemical Corp.	278,000	80,136
	Hocheng Corp.	102,960	60,307
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	40,268
	Holiday Entertainment Co. Ltd.	18,950	35,908
*	Holtek Semiconductor, Inc.	20,000	29,604
	Holy Stone Enterprise Co. Ltd.	45,550	149,966
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	823,000	5,688,921
		Shares	Value»
TAIWAN — (Continued)
	Hong Pu Real Estate Development Co. Ltd.	74,000	$52,793
	Hong TAI Electric Industrial	76,000	87,190
	Horizon Securities Co. Ltd.	114,240	51,071
	Hota Industrial Manufacturing Co. Ltd.	67,000	130,440
#	Hotai Finance Co. Ltd.	69,480	133,494
	Hotai Motor Co. Ltd.	37,100	639,522
	Hsin Kuang Steel Co. Ltd.	62,000	77,599
	Hsin Yung Chien Co. Ltd.	6,000	16,988
	Hsing TA Cement Co.	41,000	20,095
#*	HTC Corp.	213,000	299,743
	Hu Lane Associate, Inc.	36,058	133,211
	HUA ENG Wire & Cable Co. Ltd.	119,000	142,863
	Hua Nan Financial Holdings Co. Ltd.	1,273,960	1,336,421
	Hua Yu Lien Development Co. Ltd.	35,961	69,677
	Huaku Development Co. Ltd.	71,150	239,719
	Huang Hsiang Construction Corp.	51,838	61,082
	Hung Ching Development & Construction Co. Ltd.	6,000	5,496
	Hung Sheng Construction Ltd.	100,000	63,680
	Huxen Corp.	7,000	10,306
	Hwa Fong Rubber Industrial Co. Ltd.	78,000	36,893
	Hwacom Systems, Inc.	32,000	60,562
#	Hwang Chang General Contractor Co. Ltd.	85,053	175,420
	Ibase Technology, Inc.	39,000	51,993
#	IBF Financial Holdings Co. Ltd.	1,053,953	558,063
*	IC Plus Corp.	7,000	10,590
	ICARES Medicus, Inc.	3,300	8,558
#	Ichia Technologies, Inc.	75,000	124,755
	I-Chiun Precision Industry Co. Ltd.	56,864	229,232
#	IEI Integration Corp.	57,000	115,050
	In Win Development, Inc.	9,000	21,193

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Infortrend Technology, Inc.	72,000	$79,168
	Info-Tek Corp.	13,000	13,267
	Ingentec Corp.	5,512	69,906
	Innodisk Corp.	32,813	821,525
#	Innolux Corp.	966,587	663,130
	Inpaq Technology Co. Ltd.	26,205	69,766
	Insyde Software Corp.	8,000	51,446
	Intai Technology Corp.	11,000	32,374
	Integrated Service Technology, Inc.	22,579	96,733
#*	IntelliEPI, Inc.	10,000	124,084
	Interactive Digital Technologies, Inc.	13,000	32,557
*	International CSRC Investment Holdings Co.	171,000	64,473
#	International Games System Co. Ltd.	41,000	931,089
	Inventec Corp.	344,000	488,309
#	Iron Force Industrial Co. Ltd.	20,742	63,086
	I-Sheng Electric Wire & Cable Co. Ltd.	44,000	65,288
	ITE Technology, Inc.	51,000	193,551
	ITEQ Corp.	75,000	251,350
	Jarllytec Co. Ltd.	9,225	26,037
	Jean Co. Ltd.	80,183	53,936
#	Jentech Precision Industrial Co. Ltd.	6,299	558,093
	Jetway Information Co. Ltd.	7,000	9,487
#	Jetwell Computer Co. Ltd.	10,080	53,036
	Jia Wei Lifestyle, Inc.	18,900	20,837
	Jih Lin Technology Co. Ltd.	14,000	24,089
	Jiin Yeeh Ding Enterprise Co. Ltd.	25,000	78,053
#	Jinan Acetate Chemical Co. Ltd.	177,880	275,682
	Johnson Chemical Pharmaceutical Works Corp.	16,000	29,173
#	Johnson Health Tech Co. Ltd.	28,000	130,690
	JPC connectivity, Inc.	26,000	115,979
#	JPP Holding Co. Ltd.	18,000	148,616
#	JSL Construction & Development Co. Ltd.	48,130	71,744
	K Laser Technology, Inc.	47,000	24,444
	Kaimei Electronic Corp.	40,400	115,945
		Shares	Value»
TAIWAN — (Continued)
	Kao Fong Machinery Co. Ltd.	24,000	$37,337
	Kaori Heat Treatment Co. Ltd.	9,000	209,064
	Kedge Construction Co. Ltd.	26,407	72,213
	Keding Enterprises Co. Ltd.	10,000	38,560
	KEE TAI Properties Co. Ltd.	130,935	44,831
	Kenda Rubber Industrial Co. Ltd.	172,051	107,827
	Kent Industrial Co. Ltd.	12,000	9,881
	Kerry TJ Logistics Co. Ltd.	71,000	73,625
	Keystone Microtech Corp.	8,000	145,503
	KGI Financial Holding Co. Ltd.	2,484,010	1,420,370
#	KHGEARS International Ltd.	10,000	59,013
	Kindom Development Co. Ltd.	127,600	125,050
	King Chou Marine Technology Co. Ltd.	27,000	44,603
	King Polytechnic Engineering Co. Ltd.	17,400	29,483
	King Slide Works Co. Ltd.	5,000	492,225
	King Yuan Electronics Co. Ltd.	201,000	1,862,299
*	King's Town Construction Co. Ltd.	18,000	23,619
	Kingwaytek Technology Co. Ltd.	5,000	9,865
	Kinik Co.	32,000	408,109
#*	Kinko Optical Co. Ltd.	54,000	111,008
	Kinpo Electronics	402,000	334,296
	Kinsus Interconnect Technology Corp.	117,000	929,288
	KMC Kuei Meng International, Inc.	14,000	40,265
	KNH Enterprise Co. Ltd.	40,000	21,635
	Ko Ja Cayman Co. Ltd.	18,000	21,831
	KS Terminals, Inc.	29,000	43,491
	Kuen Ling Machinery Refrigerating Co. Ltd.	26,000	33,950
	Kung Long Batteries Industrial Co. Ltd.	25,000	98,059
*	Kung Sing Engineering Corp.	139,000	93,347

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kuo Toong International Co. Ltd.	73,000	$119,175
*	Kuo Yang Construction Co. Ltd.	86,000	50,525
	Kwong Lung Enterprise Co. Ltd.	34,000	53,180
	L&K Engineering Co. Ltd.	23,166	418,286
	La Kaffa International Co. Ltd.	10,000	21,421
	Lai Yih Footwear Co. Ltd.	9,000	64,180
	Lanner Electronics, Inc.	29,380	62,830
#	Largan Precision Co. Ltd. (3008 TT)	16,000	1,219,476
	Laser Tek Taiwan Co. Ltd.	25,300	43,392
	Laster Tech Co. Ltd.	37,000	25,912
*	Leader Electronics, Inc.	74,000	23,802
	Leadtrend Technology Corp.	15,119	25,721
*	Lealea Enterprise Co. Ltd.	199,600	41,391
	LEE CHI Enterprises Co. Ltd.	66,000	25,420
	Lelon Electronics Corp.	41,000	139,711
	Lemtech Holdings Co. Ltd.	16,800	47,297
	Leo Systems, Inc.	20,000	19,008
*	Leofoo Development Co. Ltd.	59,000	30,648
*	Li Peng Enterprise Co. Ltd.	228,000	39,880
#	Lian HWA Food Corp.	36,606	109,053
	Lien Hwa Industrial Holdings Corp.	160,420	234,450
	Lingsen Precision Industries Ltd.	119,000	102,531
	Lintes Technology Co. Ltd.	5,000	20,671
	Lion Travel Service Co. Ltd.	24,000	128,550
	Lite-On Technology Corp.	228,000	1,171,961
	Liton Technology Corp.	29,000	44,069
	Long Da Construction & Development Corp.	77,000	75,309
*	Longchen Paper & Packaging Co. Ltd.	189,603	59,900
	Longwell Co.	41,000	202,913
		Shares	Value»
TAIWAN — (Continued)
	Loop Telecommunication International, Inc.	21,000	$45,957
#	Lotes Co. Ltd.	17,207	774,958
	Lotus Pharmaceutical Co. Ltd.	48,000	549,367
	Loyalty Founder Enterprise Co. Ltd.	31,000	29,307
	Lucky Cement Corp.	107,000	50,888
	Lumax International Corp. Ltd.	34,600	130,768
*	Lung Yen Life Service Corp.	48,000	76,648
	Lungteh Shipbuilding Co. Ltd.	26,050	118,589
	Luxe Green Energy Technology Co. Ltd.	21,630	16,467
	LuxNet Corp.	12,617	125,330
	M3 Technology, Inc.	6,000	16,189
	Macauto Industrial Co. Ltd.	19,000	33,460
#	Machvision, Inc.	11,000	163,278
	Macnica Galaxy, Inc.	6,000	16,026
	Macroblock, Inc.	10,000	17,604
#*	Macronix International Co. Ltd.	611,000	1,757,755
	MacroWell OMG Digital Entertainment Co. Ltd.	4,000	9,871
	Magnate Technology Co. Ltd.	22,000	30,093
	Makalot Industrial Co. Ltd.	65,780	635,894
#	Marketech International Corp.	35,000	311,268
	Materials Analysis Technology, Inc.	19,622	126,172
	Maxigen Biotech, Inc.	13,650	20,057
	Mayer Steel Pipe Corp.	72,000	55,756
*	Mechema Chemicals International Corp.	22,000	46,332
	MediaTek, Inc.	114,000	6,323,641
*	Medigen Biotechnology Corp.	12,000	12,508
	Mega Financial Holding Co. Ltd.	1,155,835	1,421,272
	Megaforce Co. Ltd.	16,000	19,320
	Meiloon Industrial Co.	46,800	36,573
	Mercuries & Associates Holding Ltd.	154,396	73,258
	Mercuries Data Systems Ltd.	15,000	12,105
*	Mercuries Life Insurance Co. Ltd.	1,132,032	281,193
	Merida Industry Co. Ltd.	58,000	155,113

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Merry Electronics Co. Ltd.	77,101	$242,815
	METAAGE Corp.	52,000	72,655
#*	Microbio Co. Ltd.	80,399	51,228
	Micro-Star International Co. Ltd.	90,000	256,766
	Mildef Crete, Inc.	13,000	40,617
	MIN AIK Technology Co. Ltd.	62,000	69,009
	Mitac Holdings Corp.	190,300	473,257
*	Mobiletron Electronics Co. Ltd.	11,000	10,914
#	momo.com, Inc.	28,637	170,851
*	MOSA Industrial Corp.	64,400	33,090
	Mosel Vitelic, Inc.	18,000	18,509
	Motech Industries, Inc.	99,000	73,245
	MPI Corp.	7,000	553,203
	MSSCORPS Co. Ltd.	20,523	114,059
	Munsin Garment Corp.	8,000	11,837
	My Humble House Hospitality Management Consulting	13,000	13,934
	Nak Sealing Technologies Corp.	23,000	82,573
	Namchow Holdings Co. Ltd.	44,000	52,467
#	Nan Juen International Co. Ltd.	7,000	64,609
	Nan Kang Rubber Tire Co. Ltd.	128,974	145,691
	Nan Pao Resins Chemical Co. Ltd.	19,000	186,681
	Nan Ya Plastics Corp.	557,000	1,331,552
	Nan Ya Printed Circuit Board Corp.	31,000	377,557
	Nang Kuang Pharmaceutical Co. Ltd.	26,000	30,143
	Nantex Industry Co. Ltd.	56,000	42,054
*	Nanya Technology Corp.	194,000	1,963,811
#	National Aerospace Fasteners Corp.	14,385	49,252
	National Petroleum Co. Ltd.	21,000	38,208
	Netronix, Inc.	18,000	61,095
*	New Asia Construction & Development Corp.	50,000	23,103
	New Best Wire Industrial Co. Ltd.	8,000	7,845
*	Newmax Technology Co. Ltd.	45,000	48,833
	Nextronics Engineering Corp.	11,000	34,788
		Shares	Value»
TAIWAN — (Continued)
	Nichidenbo Corp.	67,000	$196,213
	Niching Industrial Corp.	7,000	14,772
	Nien Hsing Textile Co. Ltd.	53,000	29,832
#	Nien Made Enterprise Co. Ltd.	31,000	418,261
	Niko Semiconductor Co. Ltd.	19,101	29,480
	Nishoku Technology, Inc.	18,000	64,898
#	North-Star International Co. Ltd.	43,178	33,257
	Nova Technology Corp.	10,000	61,355
#	Novatek Microelectronics Corp.	94,000	1,115,367
	Nuvoton Technology Corp.	43,000	84,522
	O-Bank Co. Ltd.	369,000	107,000
	Ocean Plastics Co. Ltd.	60,000	63,428
	OK Biotech Co. Ltd.	46,571	21,577
	Optimax Technology Corp.	41,946	32,944
	Orient Europharma Co. Ltd.	12,000	17,136
	Orient Semiconductor Electronics Ltd.	130,000	237,057
*	Oriental Union Chemical Corp.	183,000	77,050
	O-TA Precision Industry Co. Ltd.	22,000	49,878
	Pacific Construction Co.	101,000	28,950
	Pacific Hospital Supply Co. Ltd.	16,000	41,472
	Paiho Shih Holdings Corp.	77,309	56,495
	Pan Asia Chemical Corp.	51,519	16,380
	Pan German Universal Motors Ltd.	10,000	86,279
	Pan Jit International, Inc.	102,000	290,625
#	Pan-International Industrial Corp.	131,000	213,252
	Panion & BF Biotech, Inc.	21,000	43,514
	Parade Technologies Ltd.	25,000	418,076
*	Paragon Technologies Co. Ltd.	4,000	2,658
#	Parpro Corp.	37,000	74,219
*	PChome Online, Inc.	52,268	46,758

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	PCL Technologies, Inc.	20,281	$82,028
	P-Duke Technology Co. Ltd.	16,000	52,463
	Pegatron Corp.	300,000	661,560
	Pegavision Corp.	15,514	142,566
	PharmaEngine, Inc.	41,000	86,708
	PharmaEssentia Corp.	35,096	856,766
*	Phihong Technology Co. Ltd.	53,000	48,472
	Phison Electronics Corp.	21,000	1,557,373
	Phoenix Silicon International Corp.	48,272	256,555
	Phoenix Tours International, Inc.	19,215	30,711
*	Phytohealth Corp.	53,000	23,636
#	Pixart Imaging, Inc.	44,000	277,600
	Planet Technology Corp.	13,000	51,118
	Plastron Precision Co. Ltd.	27,000	12,544
	Podak Co. Ltd.	7,000	10,446
	Polytronics Technology Corp.	14,000	17,857
	Posiflex Technology, Inc.	17,000	95,888
	Pou Chen Corp.	350,000	338,304
	Power Wind Health Industry, Inc.	16,000	72,007
*	Powerchip Semiconductor Manufacturing Corp.	727,000	1,559,829
	Powertech Technology, Inc.	173,000	1,369,910
	Poya International Co. Ltd.	20,495	257,771
#	President Chain Store Corp.	141,000	957,415
	President Securities Corp.	317,900	295,187
	Primax Electronics Ltd.	153,000	381,623
	Prince Housing & Development Corp.	276,000	73,772
*	Princeton Technology Corp.	40,000	19,803
	Pro Hawk Corp.	2,000	11,016
	Promate Electronic Co. Ltd.	75,598	104,856
	Prosperity Dielectrics Co. Ltd.	38,000	82,307
	PSS Co. Ltd.	9,000	40,008
	Qisda Corp.	276,420	219,418
	QST International Corp.	31,839	44,221
		Shares	Value»
TAIWAN — (Continued)
#	Qualipoly Chemical Corp.	32,000	$155,602
	Quang Viet Enterprise Co. Ltd.	17,168	37,249
	Quanta Computer, Inc.	284,000	2,500,099
	Quanta Storage, Inc.	50,000	167,520
*	Quintain Steel Co. Ltd.	91,514	26,214
	Radiant Opto-Electronics Corp.	154,000	594,984
	Radium Life Tech Co. Ltd.	251,268	85,339
	Rafael Microelectronics, Inc.	6,000	27,967
	Raydium Semiconductor Corp.	18,000	132,015
	Realtek Semiconductor Corp.	85,000	1,300,482
	Rechi Precision Co. Ltd.	113,000	91,216
	Rexon Industrial Corp. Ltd.	37,000	31,069
	Rich Development Co. Ltd.	217,280	54,660
*	Right WAY Industrial Co. Ltd.	47,000	18,648
*	Ritek Corp.	225,000	96,770
	Rodex Fasteners Corp.	12,000	11,434
	Roundtop Machinery Industries Co. Ltd.	13,000	10,176
	Ruby Tech Corp.	9,270	15,528
#	Ruentex Development Co. Ltd.	152,400	139,274
	Ruentex Engineering & Construction Co.	25,440	135,247
#	Ruentex Industries Ltd.	174,619	279,376
	Sakura Development Co. Ltd.	110,296	165,140
	Sampo Corp.	91,000	69,626
	San Fang Chemical Industry Co. Ltd.	59,000	59,019
	San Fu Chemical Co. Ltd.	12,000	47,258
	San Lien Technology Corp. Ltd.	8,400	22,020
	San Shing Fastech Corp.	22,000	42,009
	Sanyang Motor Co. Ltd.	164,000	311,273
	Savior Lifetec Corp.	104,000	68,262
	SCI Pharmtech, Inc.	22,714	37,276
	Scientech Corp.	14,000	143,903

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ScinoPharm Taiwan Ltd.	75,000	$58,374
	SciVision Biotech, Inc.	21,000	51,987
	SDI Corp.	39,000	108,731
	Sea Sonic Electronics Co. Ltd.	15,000	30,733
	Securitag Assembly Group Co. Ltd.	4,000	13,681
	Senao International Co. Ltd.	31,000	28,447
	Senao Networks, Inc.	10,467	44,676
	Sensortek Technology Corp.	8,000	46,590
	Sercomm Corp.	72,000	194,610
	Sesoda Corp.	67,000	70,880
	Shanghai Commercial & Savings Bank Ltd.	591,881	741,420
	Sharehope Medicine Co. Ltd.	36,087	27,319
	Sheng Yu Steel Co. Ltd.	37,000	25,674
#	ShenMao Technology, Inc.	36,000	127,363
	Shieh Yih Machinery Industry Co. Ltd.	43,000	49,832
#	Shih Her Technologies, Inc.	15,026	84,760
*	Shih Wei Navigation Co. Ltd.	73,201	41,046
	Shihlin Electric & Engineering Corp.	31,000	224,226
*	Shihlin Paper Corp.	39,000	70,700
	Shin Hsiung Natural Gas Co. Ltd.	6,674	8,864
	Shin Ruenn Development Co. Ltd.	47,135	70,292
#	Shin Zu Shing Co. Ltd.	58,086	383,756
*	Shining Building Business Co. Ltd.	145,000	41,460
	Shinkong Insurance Co. Ltd.	75,000	267,593
	Shinkong Synthetic Fibers Corp.	338,000	159,860
#	Shinkong Textile Co. Ltd.	44,000	103,733
	Shiny Brands Group Co. Ltd.	4,100	13,594
	Shiny Chemical Industrial Co. Ltd.	51,000	230,868
*	Shuttle, Inc.	108,000	55,405
	Sigurd Microelectronics Corp.	168,000	688,748
	Silergy Corp.	28,000	247,158
#	Silicon Integrated Systems Corp.	109,785	183,345
		Shares	Value»
TAIWAN — (Continued)
*	Silicon Optronics, Inc.	11,000	$22,970
	Silitech Technology Corp.	12,000	12,683
	Simplo Technology Co. Ltd.	53,000	582,937
	Sinbon Electronics Co. Ltd.	58,000	429,672
	Sincere Navigation Corp.	102,000	94,176
	Singatron Enterprise Co. Ltd.	42,000	50,376
	Sinmag Equipment Corp.	12,000	49,361
*	Sino Tactful Co. Ltd.	27,000	19,175
	Sino-American Silicon Products, Inc.	183,000	693,212
	Sinon Corp.	140,000	201,749
	SinoPac Financial Holdings Co. Ltd.	1,372,226	1,242,940
	Sinopower Semiconductor, Inc.	6,000	26,606
	Sinphar Pharmaceutical Co. Ltd.	58,968	58,282
	Sinyi Realty, Inc.	70,000	48,779
	Sirtec International Co. Ltd.	36,000	30,175
	Sitronix Technology Corp.	37,000	228,205
	Siward Crystal Technology Co. Ltd.	54,000	47,870
	Sixxon Tech Co. Ltd.	1,000	4,581
	Soft-World International Corp.	19,000	61,431
	Solar Applied Materials Technology Corp.	180,000	363,052
	Solteam, Inc.	26,465	41,957
	Song Shang Electronics Co. Ltd.	27,000	18,064
	Sonix Technology Co. Ltd.	45,000	51,853
	Southeast Cement Co. Ltd.	52,000	26,808
*	Spectrum Electrics Corp.	37,000	32,856
	Speed Tech Corp.	34,000	39,225
	Sporton International, Inc.	22,650	125,462
#	Sports Gear Co. Ltd.	23,000	73,677
	St. Shine Optical Co. Ltd.	11,000	39,471
	Standard Chemical & Pharmaceutical Co. Ltd.	29,000	56,254
	Standard Foods Corp.	118,000	108,562
	Stark Technology, Inc.	30,000	131,414

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Starlux Airlines Co. Ltd.	371,000	$270,577
	S-Tech Corp.	42,390	33,308
	Sun Max Tech Ltd.	15,710	33,110
*	Sun Yad Construction Co. Ltd.	86,007	37,820
	Sunfun Info Co. Ltd.	13,960	13,130
	Sunjuice Holdings Co. Ltd.	7,359	36,568
*	Sunko INK Co. Ltd.	69,000	38,188
	SunMax Biotechnology Co. Ltd.	8,000	98,546
	Sunny Friend Environmental Technology Co. Ltd.	26,119	63,579
	Sunonwealth Electric Machine Industry Co. Ltd.	68,000	305,826
	Sunplus Innovation Technology, Inc.	9,240	35,472
*	Sunplus Technology Co. Ltd.	89,000	61,908
	Sunrex Technology Corp.	56,000	66,818
	Sunspring Metal Corp.	50,000	35,094
	Superalloy Industrial Co. Ltd.	53,000	77,162
	Superior Plating Technology Co. Ltd.	12,000	23,408
#	Supreme Electronics Co. Ltd.	177,693	472,074
#	Swancor Holding Co. Ltd.	11,000	40,429
	Sweeten Real Estate Development Co. Ltd.	45,935	37,476
#	Symtek Automation Asia Co. Ltd.	26,421	122,001
#	Syncmold Enterprise Corp.	36,000	77,740
	Synmosa Biopharma Corp.	137,339	141,233
	Synnex Technology International Corp.	186,000	385,447
	Syscom Computer Engineering Co.	15,000	26,471
	Systex Corp.	57,000	209,255
	T3EX Global Holdings Corp.	39,000	80,449
	TA Chen Stainless Pipe	294,570	365,685
	Ta Ya Electric Wire & Cable	250,151	329,081
	Tah Hsin Industrial Corp.	5,720	11,652
	TA-I Technology Co. Ltd.	30,000	62,092
		Shares	Value»
TAIWAN — (Continued)
	Tai Tung Communication Co. Ltd.	39,192	$25,707
	Taichung Commercial Bank Co. Ltd.	587,585	373,114
	TaiDoc Technology Corp.	18,000	76,636
#	Taiflex Scientific Co. Ltd.	92,769	256,330
	Taimide Tech, Inc.	45,000	88,317
	Tainan Enterprises Co. Ltd.	22,000	17,966
	Tainan Spinning Co. Ltd.	342,000	147,520
*	Tainergy Tech Co. Ltd.	69,000	33,890
	Tai-Saw Technology Co. Ltd.	16,000	15,244
	TaiSol Electronics Co. Ltd.	24,000	38,694
	Taisun Enterprise Co. Ltd.	60,000	34,774
	Taita Chemical Co. Ltd.	77,000	29,725
	TAI-TECH Advanced Electronics Co. Ltd.	26,000	127,581
	Taiwan Acceptance Corp.	86,023	212,355
	Taiwan Business Bank	1,220,068	594,508
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	43,000	80,577
	Taiwan Cogeneration Corp.	151,301	207,373
	Taiwan Cooperative Financial Holding Co. Ltd.	1,074,536	803,050
	Taiwan FamilyMart Co. Ltd.	17,000	102,632
	Taiwan Fertilizer Co. Ltd.	209,000	307,072
	Taiwan Fire & Marine Insurance Co. Ltd.	65,100	101,337
	Taiwan Fructose Co. Ltd.	26,500	15,656
	Taiwan FU Hsing Industrial Co. Ltd.	44,000	66,917
#*	Taiwan Glass Industry Corp.	365,000	551,626
	Taiwan High Speed Rail Corp.	254,000	220,427
#	Taiwan Hon Chuan Enterprise Co. Ltd.	100,757	382,670
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	62,294	69,796

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Taiwan IC Packaging Corp.	41,000	$27,563
	Taiwan Line Tek Electronic	14,420	11,117
#*	Taiwan Mask Corp.	45,000	55,723
	Taiwan Mobile Co. Ltd.	198,000	663,900
	Taiwan Navigation Co. Ltd.	58,000	57,120
	Taiwan Optical Platform Co. Ltd.	9,271	22,103
	Taiwan Paiho Ltd.	90,000	142,448
#	Taiwan PCB Techvest Co. Ltd.	92,000	103,046
	Taiwan Sakura Corp.	48,000	126,853
	Taiwan Sanyo Electric Co. Ltd.	43,000	46,928
	Taiwan Secom Co. Ltd.	82,000	277,486
	Taiwan Semiconductor Co. Ltd.	62,000	124,637
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,523,000	139,511,564
	Taiwan Shin Kong Security Co. Ltd.	83,000	107,511
	Taiwan Speciality Chemicals Corp.	5,000	50,573
	Taiwan Steel Union Co. Ltd.	7,000	23,749
*	Taiwan Styrene Monomer	120,000	33,920
	Taiwan Surface Mounting Technology Corp.	95,000	277,124
	Taiwan Takisawa Technology Co. Ltd.	13,000	17,312
	Taiwan Taxi Co. Ltd.	16,000	63,808
*	Taiwan TEA Corp.	102,000	42,323
	Taiwan Union Technology Corp.	64,000	1,012,264
*	Taiwan-Asia Semiconductor Corp.	142,000	114,711
	Taiyen Biotech Co. Ltd.	27,000	27,044
*	Tang Eng Iron Works Co. Ltd.	20,000	18,528
#	Tatung Co. Ltd.	395,450	485,039
	Tatung System Technologies, Inc.	9,040	20,096
*	TBI Motion Technology Co. Ltd.	32,000	48,434
	TCC Group Holdings Co. Ltd.	965,076	807,458
	TCI Co. Ltd.	32,000	154,956
		Shares	Value»
TAIWAN — (Continued)
	Te Chang Construction Co. Ltd.	28,000	$60,003
	Teco Electric & Machinery Co. Ltd.	179,000	456,566
	Tehmag Foods Corp.	8,000	71,090
	Tera Autotech Corp.	17,000	14,195
#	Test Research, Inc.	50,000	283,897
	Test Rite International Co. Ltd.	47,000	30,252
*	Thermaltake Technology Co. Ltd.	12,000	11,911
	Thinking Electronic Industrial Co. Ltd.	29,000	152,598
	Thye Ming Industrial Co. Ltd.	28,687	64,252
	Tigerair Taiwan Co. Ltd.	16,000	34,184
	Tofu Restaurant Co. Ltd.	2,000	13,128
	Ton Yi Industrial Corp.	273,000	154,746
	Tong Hsing Electronic Industries Ltd.	55,970	247,901
#	Tong Yang Industry Co. Ltd.	137,000	474,822
#	Tong-Tai Machine & Tool Co. Ltd.	71,000	75,029
	Top Bright Holding Co. Ltd.	2,000	19,010
	Top Union Electronics Corp.	33,135	30,744
	Topco Scientific Co. Ltd.	54,780	556,167
	Topco Technologies Corp.	10,000	19,759
#	Topkey Corp.	22,000	110,566
	Topoint Technology Co. Ltd.	35,554	227,702
	TPK Holding Co. Ltd.	148,000	181,676
	Trade-Van Information Services Co.	6,000	18,122
	Transcend Information, Inc.	50,000	416,264
	Transcom, Inc.	18,785	81,499
	Trigold Holdings Ltd.	6,000	11,716
	Triocean Industrial Corp. Co. Ltd.	6,000	16,550
	Tripod Technology Corp.	72,000	848,543
	Trusval Technology Co. Ltd.	6,621	50,896
	TS Financial Holding Co. Ltd (2887 TT)	2,378,256	1,709,290
*	TS Financial Holding Co. Ltd (28871 TT)	269,838	79,826
	TSC Auto ID Technology Co. Ltd.	10,498	64,548
#*	TSEC Corp.	207,000	253,940

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TSRC Corp.	125,000	$60,346
	Ttet Union Corp.	14,000	64,930
	TTFB Co. Ltd.	7,218	39,769
	TTY Biopharm Co. Ltd.	80,000	216,521
*	Tul Corp.	19,000	36,424
	Tung Ho Steel Enterprise Corp.	177,000	389,502
	Tung Thih Electronic Co. Ltd.	19,200	34,402
#	TURVO International Co. Ltd.	16,000	145,858
*	Twinhead International Corp.	6,000	11,874
	TXC Corp.	98,000	268,058
	TYC Brother Industrial Co. Ltd.	48,000	75,155
*	Tycoons Group Enterprise	54,115	15,677
	Tyntek Corp.	42,000	25,839
	TZE Shin International Co. Ltd.	27,000	12,911
	U-BEST Innovative Technology Co. Ltd.	36,000	19,212
	Ubright Optronics Corp.	12,000	21,334
	UDE Corp.	29,000	99,838
	Ultra Chip, Inc.	19,000	28,635
	U-Ming Marine Transport Corp.	146,000	287,006
	Unic Technology Corp.	25,000	23,245
	Unimicron Technology Corp.	217,074	2,580,318
#	Union Bank of Taiwan	284,924	168,860
	Union Insurance Co. Ltd.	22,000	20,023
	Uni-President Enterprises Corp.	523,000	1,189,837
	Unitech Computer Co. Ltd.	21,000	27,204
#	Unitech Printed Circuit Board Corp.	246,772	402,661
#	United Alloy-Tech Co.	35,000	66,256
	United Integrated Services Co. Ltd.	32,000	912,517
	United Microelectronics Corp. (2303 TT)	2,025,000	4,029,250
	United Orthopedic Corp.	23,000	78,114
	United Radiant Technology	17,000	13,266
*	United Renewable Energy Co. Ltd.	425,000	150,591
	Univacco Technology, Inc.	30,000	43,312
	Universal Cement Corp.	162,832	152,789
		Shares	Value»
TAIWAN — (Continued)
	Universal Microwave Technology, Inc.	8,000	$276,645
	Universal Vision Biotechnology Co. Ltd.	12,798	58,136
	UPC Technology Corp.	153,000	54,104
	UPI Semiconductor Corp.	21,000	134,436
	Userjoy Technology Co. Ltd.	19,981	47,383
	USI Corp.	155,000	59,287
*	Usun Technology Co. Ltd.	11,000	17,257
	Utechzone Co. Ltd.	15,000	50,470
	UVAT Technology Co. Ltd.	17,000	35,601
	Vactronics Technologies, Inc.	8,000	11,285
	Value Valves Co. Ltd.	12,000	31,219
	Vanguard International Semiconductor Corp.	172,133	780,296
	Ventec International Group Co. Ltd.	25,000	70,934
	VIA Labs, Inc.	13,000	32,226
	Via Technologies, Inc.	47,000	76,940
	Viking Tech Corp.	26,000	46,967
	Visco Vision, Inc.	13,000	70,205
	VisEra Technologies Co. Ltd.	26,000	232,285
	Visual Photonics Epitaxy Co. Ltd.	24,000	126,950
	Vivotek, Inc.	5,000	15,735
	Vizionfocus, Inc.	13,000	72,315
	Voltronic Power Technology Corp.	8,000	214,879
	VSO Electronics Co. Ltd.	5,251	19,284
*	Wafer Works Corp.	125,507	146,702
	Waffer Technology Corp.	48,027	86,847
	Wah Hong Industrial Corp.	36,000	47,366
	Wah Lee Industrial Corp.	56,000	219,433
#	Walsin Lihwa Corp.	519,023	710,342
	Walsin Technology Corp.	107,000	459,192
#	Walton Advanced Engineering, Inc.	109,000	267,988
	Wan Hai Lines Ltd.	144,400	338,184
*	We & Win Development Co. Ltd.	73,000	24,245
	We&Win Diversification Co. Ltd.	47,000	32,371

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	WEI Chih Steel Industrial Co. Ltd.	49,000	$31,156
	Wei Chuan Foods Corp.	74,000	34,299
#	Weikeng Industrial Co. Ltd.	149,000	145,182
	Well Shin Technology Co. Ltd.	37,000	59,992
	Welldone Co.	19,000	29,524
#	Weltrend Semiconductor	54,000	88,981
	Wholetech System Hitech Ltd.	18,000	74,839
	Win Semiconductors Corp.	116,000	857,759
*	Winbond Electronics Corp.	375,913	1,486,488
	Winmate, Inc.	12,000	55,003
	Winstek Semiconductor Co. Ltd.	27,000	119,113
	WinWay Technology Co. Ltd.	3,000	368,790
	Wisdom Marine Lines Co. Ltd.	139,000	311,090
	Wiselink Co. Ltd.	15,882	99,090
	Wistron Corp.	306,000	1,252,273
	WITS Corp.	14,659	56,553
	Wiwynn Corp.	16,000	1,793,474
	WNC Corp.	117,647	686,097
#	Wonderful Hi-Tech Co. Ltd.	52,000	77,958
	Wowprime Corp.	32,293	218,065
	WPG Holdings Ltd.	237,000	482,012
#	WT Microelectronics Co. Ltd.	104,641	516,604
#	WUS Printed Circuit Co. Ltd.	49,000	151,319
	XAC Automation Corp.	21,000	16,828
#	XinTec, Inc.	45,000	238,039
	X-Legend Entertainment Co. Ltd.	7,000	22,957
	Xxentria Technology Materials Corp.	43,675	52,837
	Ya Horng Electronic Co. Ltd.	15,000	26,029
#	Yageo Corp.	283,168	2,472,164
	Yang Ming Marine Transport Corp.	265,000	449,629
	Yankey Engineering Co. Ltd.	20,604	386,203
	YC INOX Co. Ltd.	90,858	64,568
	Yea Shin International Development Co. Ltd.	62,793	49,101
	Yem Chio Co. Ltd.	162,180	69,261
		Shares	Value»
TAIWAN — (Continued)
	Yen Sun Technology Corp.	14,000	$22,446
*	Yeong Guan Energy Technology Group Co. Ltd.	53,126	28,703
	YFC-Boneagle Electric Co. Ltd.	39,000	34,917
	YFY, Inc.	317,000	251,794
	Yi Jinn Industrial Co. Ltd.	66,150	32,032
#*	Yieh Phui Enterprise Co. Ltd.	329,892	162,922
	Young Fast Optoelectronics Co. Ltd.	26,000	52,731
*	Young Optics, Inc.	17,000	29,126
	Youngtek Electronics Corp.	42,000	94,994
	Yuan High-Tech Development Co. Ltd.	3,000	14,773
	Yuanta Financial Holding Co. Ltd.	1,094,692	1,491,223
	Yuanta Futures Co. Ltd.	38,979	116,341
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	40,237
#	Yulon Motor Co. Ltd.	129,864	127,702
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,512
	Yungshin Construction & Development Co. Ltd.	16,000	30,164
#	YungShin Global Holding Corp.	71,000	125,585
	Yusin Holding Corp.	13,286	28,987
	Zeng Hsing Industrial Co. Ltd.	14,669	44,635
	Zenitron Corp.	61,000	88,466
	Zero One Technology Co. Ltd.	45,579	160,712
	Zhen Ding Technology Holding Ltd.	164,000	1,010,668
*	Zhong Yang Technology Co. Ltd.	25,000	29,164
*	Zig Sheng Industrial Co. Ltd.	124,000	34,960
	ZillTek Technology Corp.	7,000	40,765
*	Zinwell Corp.	73,000	94,774
	Zippy Technology Corp.	33,000	52,677

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zyxel Group Corp.	86,895	$99,907
TOTAL TAIWAN			365,801,016
THAILAND — (1.4%)
	AAPICO Hitech PCL (AH/F TB)	46,400	19,160
#*	Absolute Clean Energy PCL	547,400	22,445
	Advanced Info Service PCL	92,600	1,026,971
	Advanced Information Technology PCL, Class F	159,350	25,205
	AEON Thana Sinsap Thailand PCL	22,200	68,068
	Airports of Thailand PCL	220,900	352,645
	Allianz Ayudhya Capital PCL	9,200	10,606
	Amata Corp. PCL	221,800	110,196
#	AP Thailand PCL	573,200	164,770
	Asia Plus Group Holdings PCL	492,200	32,881
	Asia Sermkij Leasing PCL ASK/F TB	51,600	12,640
	Asian Alliance International PCL	211,400	28,317
	Asian Insulators PCL	64,800	6,173
	Asian Sea Corp. PCL	117,700	27,893
	Asset World Corp. PCL	794,900	54,856
*	Assetwise PCL	38,500	7,397
	Aurora Design PCL	77,000	31,745
	B Grimm Power PCL	88,900	36,032
	Bangchak Corp. PCL	197,515	189,954
	Bangkok Airways PCL	198,900	96,386
	Bangkok Aviation Fuel Services PCL	29,700	8,145
	Bangkok Bank PCL (BBLF TB)	105,900	531,247
	Bangkok Chain Hospital PCL	177,100	56,796
#	Bangkok Commercial Asset Management PCL	628,346	159,538
	Bangkok Dusit Medical Services PCL, Class F	640,100	408,214
	Bangkok Expressway & Metro PCL	799,100	133,316
	Bangkok Land PCL	4,188,000	59,882
	Bangkok Life Assurance PCL, NVDR	48,900	33,095
	Banpu PCL	1,516,500	257,891
	BCPG PCL	194,700	43,874
	BEC World PCL	300,000	17,541
		Shares	Value»
THAILAND — (Continued)
#	Berli Jucker PCL	112,500	$51,542
	Betagro PCL	269,900	145,974
	BKI Holdings PCL	19,100	182,780
*	Bound & Beyond PCL	54,600	14,438
	Brooker Group PCL	660,800	4,405
*	BTS Group Holdings PCL	2,252,800	155,629
	Bumrungrad Hospital PCL	54,200	288,367
#	Cal-Comp Electronics Thailand PCL, Class F	435,087	65,805
	Carabao Group PCL	28,800	39,502
	Central Pattana PCL	143,200	261,974
	Central Plaza Hotel PCL	69,300	77,401
	Central Retail Corp. PCL	170,700	106,517
	CH Karnchang PCL	186,100	73,913
	Charoen Pokphand Foods PCL	391,400	256,386
	Chularat Hospital PCL	568,300	28,335
	CK Power PCL	471,600	34,230
	Com7 PCL	118,200	82,122
	Cotto F	288,200	1,740
	CP ALL PCL	319,000	439,790
#	CP Axtra PCL	166,782	78,272
	Delta Electronics Thailand PCL	152,900	989,292
	Dhipaya Group Holdings PCL	160,200	102,743
	Ditto Thailand PCL	95,000	33,859
	Dohome PCL	389,656	43,607
	Don Muang Tollway PCL	212,400	71,537
	Dynasty Ceramic PCL	928,200	35,966
	Eastern Polymer Group PCL	330,500	33,904
	Eastern Water Resources Development & Management PCL, Class F	116,400	7,101
	Electricity Generating PCL	24,700	91,922
#*	Energy Absolute PCL	930,000	81,021
	Erawan Group PCL	347,100	27,951
#*	Forth Corp. PCL	68,100	12,543
	Forth Smart Service PCL	73,000	14,386
	Fortune Parts Industry PCL	107,900	6,230
	Frasers Property Thailand PCL	68,900	13,205
	GFPT PCL	253,700	77,269
	Global Green Chemicals PCL	48,700	4,962

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Global Power Synergy PCL	47,400	$53,266
*	Gulf Development PCL	197,415	293,657
	Gunkul Engineering PCL	1,033,000	59,657
	Haad Thip PCL	86,000	41,232
#	Hana Microelectronics PCL	105,500	58,420
	Heng Leasing & Capital PCL	842,400	25,210
	Home Product Center PCL	864,400	194,450
	Humanica PCL	73,500	11,576
	Ichitan Group PCL	212,200	93,775
	Index Livingmall PCL	68,700	29,008
	Indorama Ventures PCL	173,100	112,098
#	IRPC PCL	2,038,200	75,209
	I-TAIL Corp. PCL	46,400	25,329
#*	Jasmine Technology Solution PCL	45,100	76,707
	Jaymart Group Holdings PCL	104,300	23,988
#	JMT Network Services PCL	184,200	49,580
	Karmarts PCL	119,400	33,533
	Kasikornbank PCL (KBANKF TB)	30,400	181,564
	KCE Electronics PCL	169,900	101,339
	KGI Securities Thailand PCL	445,900	58,442
#	Khon Kaen Sugar Industry PCL	673,500	26,263
	Khonburi Sugar PCL	64,800	12,495
	Kiatnakin Phatra Bank PCL	29,200	66,787
	Klinique Medical Clinic PCL	41,700	30,400
	Krung Thai Bank PCL	347,700	312,003
	Krungthai Card PCL	89,600	81,479
	Lalin Property PCL	77,200	11,570
#	Land & Houses PCL (LHF TB)	525,100	65,047
	Lanna Resources PCL	50,800	25,216
	LH Financial Group PCL	1,283,700	39,942
	Loxley PCL	153,300	6,114
	LPN Development PCL	615,700	30,752
	MBK PCL	134,708	77,107
	MC Group PCL	185,600	68,326
	MCS Steel PCL	99,900	27,141
	Mega Lifesciences PCL	82,900	95,005
	Minor International PCL	481,000	348,716
		Shares	Value»
THAILAND — (Continued)
#	MK Restaurants Group PCL	84,400	$50,526
*	Mono Next PCL	616,500	22,293
	Moshi Moshi Retail Corp. PLC	34,900	38,573
	Muangthai Capital PCL	101,800	109,073
	Netbay PCL	28,600	19,734
	Next Capital PCL	147,500	13,017
	Northeast Rubber PCL	492,100	74,704
	NSL Foods PCL	23,300	17,102
	Osotspa PCL	200,000	111,788
#	Plan B Media PCL	267,788	31,021
	Polyplex Thailand PCL	90,100	23,202
	Praram 9 Hospital PCL	119,200	71,880
	Precious Shipping PCL	281,700	56,935
	Premier Marketing PCL	69,400	26,455
	Prima Marine PCL	269,900	61,303
*	Property Perfect PCL	1,293,915	2,036
	Pruksa Holding PCL	327,300	37,420
*	PSG Corp. PCL	208,164	15,216
	PTG Energy PCL	353,200	84,700
	PTT Exploration & Production PCL	199,300	779,107
	PTT Global Chemical PCL	175,600	137,776
	PTT Oil & Retail Business PCL	209,000	90,012
	PTT PCL	846,600	913,893
	Quality Houses PCL	1,184,700	48,607
	Rajthanee Hospital PCL	60,300	24,533
#	Ratch Group PCL	134,100	132,084
	Ratchaphruek Hospital PCL	55,300	8,614
	Ratchthani Leasing PCL	666,190	35,183
	Regional Container Lines PCL	127,100	111,191
#	Rojana Industrial Park PCL	343,900	50,243
	S Hotels & Resorts PCL	530,133	28,080
	Sabina PCL	60,000	30,451
	Saha-Union PCL	31,400	27,153
	Saksiam Leasing PCL	254,300	26,023
	Samart Corp. PCL	167,000	31,212
#	Sansiri PCL	3,637,500	158,556
	Sappe PCL	15,400	16,140
	SC Asset Corp. PCL	383,600	20,838
	SCB X PCL	56,000	241,069
	SCG Packaging PCL	136,900	86,569
#	SCGJWD Logistics PCL	96,500	21,317

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sermsang Power Corp. Co. Ltd.	118,666	$11,698
	Siam Cement PCL	63,500	414,612
#	Siam Global House PCL	429,600	93,930
	Siam Wellness Group PCL	285,450	27,137
	Siamgas & Petrochemicals PCL	162,300	37,637
	Sikarin PCL, Class F	97,300	22,435
*	Singer Thailand PCL	167,600	25,306
	SiS Distribution Thailand PCL	15,500	9,948
	SISB PCL	72,400	23,869
*	SKY ICT PCL	61,300	20,676
	Somboon Advance Technology PCL	79,300	37,282
	SPCG PCL	124,500	37,963
	Sri Trang Agro-Industry PCL	192,800	78,480
#	Sri Trang Gloves Thailand PCL	305,500	86,966
	Srisawad Corp. PCL	129,765	102,464
	Srivichai Vejvivat PCL	49,900	12,982
	Star Petroleum Refining PCL	537,464	115,661
*	Stecon Group PCL	239,400	60,229
*	STP & I PCL	430,579	62,558
	Supalai PCL	306,700	177,252
*	Super Energy Corp. PCL	8,310,300	28,718
	Susco PCL	298,200	20,837
	SVI PCL	142,800	33,415
	Synnex Thailand PCL	37,700	11,798
	Syntec Construction PCL	243,200	12,556
	TAC Consumer PCL	207,600	35,925
#	Taokaenoi Food & Marketing PCL, Class F	175,400	22,684
*	Thai Airways International PCL	38,000	9,008
	Thai Coconut PCL	136,700	23,541
#	Thai Life Insurance PCL	175,600	66,231
	Thai Oil PCL	153,779	209,150
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,200	49,637
	Thai Union Group PCL	367,400	137,670
	Thai Vegetable Oil PCL	106,820	79,388
*	Thaicom PCL	142,100	41,424
	Thaifoods Group PCL	541,000	81,711
	Thanachart Capital PCL	31,700	59,416
		Shares	Value»
THAILAND — (Continued)
	Thoresen Thai Agencies PCL	459,400	$61,643
	TIDLOR Holdings PCL	206,834	111,495
	Tipco Asphalt PCL (TASCO/F TB)	124,700	55,862
	Tisco Financial Group PCL (TISCO/F TB)	20,300	72,507
#	TMBThanachart Bank PCL	1,826,374	117,082
	TOA Paint Thailand PCL	137,400	63,352
#	TPI Polene PCL	923,700	21,451
	TPI Polene Power PCL	718,288	41,788
	TQM Alpha PCL	40,000	15,242
	Triple i Logistics PCL	129,700	16,007
	True Corp. PCL	793,490	292,239
	TTW PCL	265,400	77,562
	United Paper PCL	93,800	22,494
	Univanich Palm Oil PCL	247,200	100,587
	Vanachai Group PCL	101,000	5,443
	VGI PCL	1,918,110	52,350
	WHA Corp. PCL	824,900	90,901
TOTAL THAILAND			18,478,730
TURKEY — (1.1%)
*	Adese Gayrimenkul Yatirim AS	375,530	11,401
	Agesa Hayat ve Emeklilik AS	9,026	52,223
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	54,473	33,226
	Akbank TAS	500,905	1,071,466
	Akcansa Cimento AS	8,691	38,920
*	Akfen Yenilenebilir Enerji AS	98,697	42,441
	Aksa Akrilik Kimya Sanayii AS	325,600	82,949
*	Aksa Enerji Uretim AS	31,025	52,664
*	Aksigorta AS	239,060	45,430
	Alarko Holding AS	50,277	125,262
	Albaraka Turk Katilim Bankasi AS	562,031	119,648
*	Alkim Alkali Kimya AS	46,788	20,880
	Anadolu Anonim Turk Sigorta Sirketi	201,628	132,570
	Anadolu Efes Biracilik Ve Malt Sanayii AS	181,040	80,102
	Anadolu Hayat Emeklilik AS	17,273	49,097
*	Anel Elektrik Proje Taahhut ve Ticaret AS	26,537	9,983
#*	Arcelik AS	11,284	29,653

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	ARD Grup Bilisim Teknolojileri AS	45,902	$49,791
*	Arsan Tekstil Ticaret ve Sanayi AS	204,435	20,158
	Aselsan Elektronik Sanayi Ve Ticaret AS	75,548	528,640
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,628	156,520
*	Aydem Yenilenebilir Enerji AS	30,439	17,518
	Aygaz AS	17,653	97,396
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	20,555	21,685
*	Baticim Bati Anadolu Cimento Sanayii AS	627,929	69,706
*	Bera Holding AS	190,434	78,977
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	82,055	27,048
	BIM Birlesik Magazalar AS	25,579	390,353
	Bogazici Beton Sanayi Ve Ticaret AS	24,607	11,873
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	3,049	45,142
	Borusan Yatirim ve Pazarlama AS	382	20,274
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	11,933	43,347
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	22,607
	Bursa Cimento Fabrikasi AS	296,334	47,465
*	Can2 Termik AS	1,277,013	61,474
	Celebi Hava Servisi AS	335	14,042
*	Cemas Dokum Sanayi AS	155,407	20,882
#	Cimsa Cimento Sanayi VE Ticaret AS	89,272	105,807
	Coca-Cola Icecek AS	102,155	169,337
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	28,426	21,299
*	DAP Gayrimenkul Gelistirme AS	115,794	28,807
*	Dardanel Onentas Gida Sanayi AS	169,329	9,516
*	Deva Holding AS	19,448	29,881
		Shares	Value»
TURKEY — (Continued)
	Dogan Sirketler Grubu Holding AS	225,117	$112,430
	Dogu Aras Enerji Yatirimlari AS	29,798	56,222
	Dogus Otomotiv Servis ve Ticaret AS	30,411	160,585
	Ebebek Magazacilik AS	16,285	22,557
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	33,601
	EGE Endustri VE Ticaret AS	163	27,768
	EGE Gubre Sanayii AS	12,670	27,510
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	28,789	78,912
Ω	Enerjisa Enerji AS	25,463	61,345
	Enerya Enerji AS	116,426	26,575
	Enka Insaat ve Sanayi AS	125,992	283,093
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	5,739	27,586
	Eregli Demir ve Celik Fabrikalari TAS	261,524	169,300
	Escar Turizm Tasimacilik Ticaret AS	19,337	12,473
*	Esenboga Elektrik Uretim AS	299,487	27,201
*	Europen Endustri Insaat Sanayi VE Ticaret AS	339,359	39,222
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	24,619	23,572
	Ford Otomotiv Sanayi AS	35,583	93,008
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	10,441	28,994
	Gentas Genel Metal Sanayi ve Ticaret AS	95,598	27,740
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	37,776	48,163
	Global Yatirim Holding AS	466,026	157,381
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	59,490	31,041

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,751	$30,803
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	64,607	37,885
	Grainturk Tarim AS	3,655	18,625
*	GSD Holding AS	286,149	33,252
#*	Gubre Fabrikalari TAS	8,277	91,629
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	7,520	65,875
*	Hektas Ticaret TAS	346,845	26,871
*	Hitit Bilgisayar Hizmetleri AS	6,775	7,075
*	IC Enterra Yenilenebilir Enerji AS	75,257	19,246
*	Ihlas Holding AS	515,900	27,255
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	160,496	32,090
*	Is Finansal Kiralama AS	121,654	60,144
	Is Yatirim Menkul Degerler AS	92,488	102,234
*	Izdemir Enerji Elektrik Uretim AS	82,863	18,177
*	Izmir Demir Celik Sanayi AS	164,302	27,583
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	45,847	42,011
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	37,097	24,132
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	241,821	162,171
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	13,878
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,017,930	68,971
*	Kayseri Seker Fabrikasi AS	381,679	43,008
	Kiler Holding AS	12,084	163,993
	KOC Holding AS	80,832	386,605
	Kocaer Celik Sanayi Ve Ticaret AS	85,664	22,827
	LDR Turizm AS	26,712	44,160
		Shares	Value»
TURKEY — (Continued)
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	27,636	$21,046
	Logo Yazilim Sanayi Ve Ticaret AS	19,489	74,194
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	60,806	24,822
*	Margun Enerji Uretim Sanayi VE Ticaret AS	105,835	100,156
*	Marmara Holding AS	135,361	7,985
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	156,254	173,953
#*	MIA Teknoloji AS	42,541	36,430
	Migros Ticaret AS	7,350	107,656
*Ω	MLP Saglik Hizmetleri AS	22,938	248,575
*	Mogan Enerji Yatirim Holding AS	87,551	17,914
*	Naturel Yenilenebilir Enerji Ticaret AS	80,865	15,951
*	NET Holding AS	60,396	66,748
	Nuh Cimento Sanayi AS	10,200	56,357
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	202,488	26,932
*	Orge Enerji Elektrik Taahhut AS	18,555	30,645
#	Oyak Cimento Fabrikalari AS	189,465	120,480
*	Oyak Yatirim Menkul Degerler AS	31,633	34,317
*	Parsan Makina Parcalari Sanayii AS	9,178	21,030
*	Pasifik Eurasia Lojistik Dis Ticaret AS	19,773	67,597
*	Pegasus Hava Tasimaciligi AS	46,634	218,969
*	Peker Gayrimenkul Yatirim Ortakligi AS	40,494	9,328
*	Petkim Petrokimya Holding AS	211,934	89,961
*	Polisan Holding AS	34,039	14,254
*	Ral Yatirim Holding AS	12,334	53,414
*	Reysas Tasimacilik ve Lojistik Ticaret AS	254,592	107,726
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	148,535	156,582
#*	Sasa Polyester Sanayi AS	750,739	44,045

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	SDT Uzay VE Savunma Teknolojileri AS	3,676	$17,263
	Sekerbank Turk AS	916,418	192,579
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	10,411	19,253
*	Sok Marketler Ticaret AS	95,948	143,354
	SUN Tekstil Sanayi Ve Ticaret AS	42,525	41,707
	Suwen Tekstil Sanayi Pazarlama AS	116,500	23,996
	TAB Gida Sanayi Ve Ticaret AS	4,560	28,200
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	20,984	12,785
*	Tatlipinar Enerji Uretim AS	38,976	10,329
*	TAV Havalimanlari Holding AS	39,376	315,311
	Tekfen Holding AS	16,654	29,397
#	Tofas Turk Otomobil Fabrikasi AS	8,230	61,887
*	Trust Anadolu Metal Madencilik Isletmeleri AS	20,447	67,172
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	14,896	36,834
*	Tukas Gida Sanayi ve Ticaret AS	902,472	60,273
	Turcas Holding AS	41,030	44,221
#*	Turk Altin Isletmeleri AS	41,793	52,169
	Turk Hava Yollari AO	72,184	504,899
*	Turk Telekomunikasyon AS	121,357	184,870
	Turkcell Iletisim Hizmetleri AS	233,838	630,217
	Turkiye Garanti Bankasi AS	90,293	335,139
	Turkiye Is Bankasi AS, Class C	1,192,339	458,357
	Turkiye Petrol Rafinerileri AS	99,986	563,430
	Turkiye Sigorta AS	231,215	64,748
*	Turkiye Sinai Kalkinma Bankasi AS	844,441	273,917
	Turkiye Sise ve Cam Fabrikalari AS	108,612	114,082
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Vakiflar Bankasi TAO, Class D	292,992	$247,168
#	Ulker Biskuvi Sanayi AS	77,191	240,844
*	Usak Seramik Sanayii AS	292,700	19,320
*	Vakif Finansal Kiralama AS	1,095,222	52,236
	Vestel Beyaz Esya Sanayi ve Ticaret AS	102,700	19,453
*	Vestel Elektronik Sanayi ve Ticaret AS	57,765	41,715
*	Yapi ve Kredi Bankasi AS	477,106	450,622
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	50,837	56,144
*	Yayla Agro Gida Sanayi VE Nakliyat AS	127,653	37,629
*	YEO Teknoloji Enerji VE Endustri AS	26,422	26,403
	Ziraat Gayrimenkul Yatirim Ortakligi AS	65,156	35,680
*	Zorlu Enerji Elektrik Uretim AS	440,149	33,474
TOTAL TURKEY			14,748,383
UNITED ARAB EMIRATES — (1.9%)
	Abu Dhabi Aviation Co.	14,380	20,672
	Abu Dhabi Commercial Bank PJSC	279,324	1,158,607
	Abu Dhabi Islamic Bank PJSC	167,372	1,110,035
	Abu Dhabi National Hotels	1,812,138	215,919
	Abu Dhabi National Insurance Co. PSC	48,909	106,424
	Abu Dhabi National Oil Co. for Distribution PJSC	473,588	528,731
*	Abu Dhabi Ports Co. PJSC	320,833	451,117
	Abu Dhabi Ship Building Co. PJSC	17,840	39,369
	ADNOC Drilling Co. PJSC	394,041	572,071
	ADNOC Logistics & Services	266,618	407,441
	Agility Global PLC	1,256,681	461,997
	Agthia Group PJSC	97,134	97,910
	Air Arabia PJSC	705,958	958,099

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Ajman Bank PJSC	311,353	$125,472
*	AL Seer Marine Supplies & Equipment Co. LLC	59,908	40,151
	Aldar Properties PJSC	209,511	547,706
	Alef Education Holding PLC	57,245	16,064
	Alpha Dhabi Holding PJSC	92,098	223,878
	Amanat Holdings PJSC	499,460	175,390
	Americana Restaurants International PLC - Foreign Co.	558,671	237,079
*	Amlak Finance PJSC	92,639	44,648
*	Apex Investment Co. PSC	78,960	72,480
*	Bank of Sharjah	435,484	150,515
	Burjeel Holdings PLC	78,949	27,094
	Dana Gas PJSC	1,698,978	432,175
	Deyaar Development PJSC	451,753	125,577
	Dubai Electricity & Water Authority PJSC	333,242	274,145
	Dubai Financial Market PJSC	762,271	344,278
	Dubai Investments PJSC	860,366	937,686
	Dubai Islamic Bank PJSC	327,891	862,608
	Emaar Development PJSC	256,384	1,201,670
	Emaar Properties PJSC	733,488	3,000,474
	Emirates Central Cooling Systems Corp.	510,543	244,650
	Emirates Driving Co.	115,541	101,930
	Emirates Integrated Telecommunications Co. PJSC	209,938	589,400
	Emirates NBD Bank PJSC	336,120	2,846,668
	Emirates Telecommunications Group Co. PJSC	255,939	1,372,828
*	EMSTEEL Building Materials PJSC	359,992	113,863
*	Eshraq Investments PJSC	356,690	43,742
	Fertiglobe PLC	257,682	190,224
	First Abu Dhabi Bank PJSC	284,286	1,440,402
*	Ghitha Holding PJSC	11,853	54,389
*	Gulf Navigation Holding PJSC	43,065	26,336
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Gulf Pharmaceutical Industries PSC	126,729	$40,055
*	Manazel PJSC	471,037	38,896
*	Modon Holding PSC	318,773	293,643
	National Bank of Ras Al-Khaimah PSC	61,337	156,030
	National Central Cooling Co. PJSC	162,622	132,922
*	National Corp. for Tourism & Hotels	78,396	35,250
	NMDC Group PJSC	50,961	285,402
	Palms Sports PrJSC	4,850	10,928
	Parkin Co. PJSC	207,026	348,585
*	Presight AI Holding PLC	90,406	83,107
	Pure Health Holding PJSC	15,045	11,185
*	RAK Properties PJSC	474,540	168,078
	Ras Al Khaimah Ceramics PJSC	244,776	169,341
	Salik Co. PJSC	346,548	602,236
	Sharjah Islamic Bank	491,679	477,951
*	Shuaa Capital PSC	224,476	14,264
	Taaleem Holdings PJSC	32,168	36,698
	TECOM Group PJSC	166,981	170,970
*	Two Point Zero Group PJSC	1,017,084	625,059
*	Union Properties PJSC	572,379	135,665
TOTAL UNITED ARAB EMIRATES			25,828,179
TOTAL COMMON STOCKS			1,295,071,291
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
	Alpargatas SA, 13.231%	51,327	140,149
	Axia Energia Class B, 7.132%	22,000	241,665
*	Axia Energia Class C	34,901	350,154
	Banco ABC Brasil SA, 9.667%	30,406	154,955
Ω	Banco BMG SA, 10.786%	79,050	75,254
	Banco Bradesco SA, 6.739%	194,686	788,325
	Banco do Estado do Rio Grande do Sul SA, 8.900%	66,700	228,258
	Banco Pine SA, 5.174%	12,548	31,878

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Centrais Eletricas de Santa Catarina SA, 6.947%	1,300	$34,580
	Cia de Ferro Ligas da Bahia FERBASA, 8.707%	27,800	44,267
	Cia De Sanena Do Parana, 4.533%	217,148	363,512
	Cia Energetica de Minas Gerais, 14.378%	196,188	427,958
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,043	91,162
	Energisa SA, 4.001%	82	149
	Eucatex SA Industria e Comercio, 5.357%	11,500	45,889
	Gerdau SA, 2.765%	38	162
	Isa Energia Brasil SA, 9.871%	60,100	318,158
	Itau Unibanco Holding SA, 9.784%	273,063	2,360,813
	Klabin SA, 8.728%	3	2
*	Localiza Rent a Car SA	5,464	48,444
	Marcopolo SA, 17.759%	238,823	292,700
	Petroleo Brasileiro SA - Petrobras, 7.682%	455,373	3,267,281
*	Raizen SA	233,826	45,763
	Randoncorp SA, 0.726%	46,700	57,147
	Schulz SA, 11.852%	39,876	40,461
	Track & Field Co. SA, 1.832%	6,600	19,564
	Unipar Carbocloro SA, 19.844%	11,868	141,778
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	134,253	160,713
TOTAL BRAZIL			9,771,141
CHILE — (0.0%)
*	Sociedad Quimica y Minera de Chile SA Class B	3,458	266,256
COLOMBIA — (0.1%)
	Grupo Argos SA, 4.719%	20,261	79,907
	Grupo Aval Acciones y Valores SA, 2.827%	762,551	184,610
		Shares	Value»

COLOMBIA — (Continued)
	Grupo de Inversiones Suramericana SA, 2.879%	28,009	$394,729
TOTAL COLOMBIA			659,246
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	126,512	13,753
TOTAL PREFERRED STOCKS			10,710,396
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 03/02/2026	6,522	991
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	322,575	6,547
*	Berjaya Food Bhd. Warrants 10/22/2035	76,377	920
*	Lianson Fleet Group Bhd. Warrants 02/11/2031	6,670	0
TOTAL MALAYSIA			7,467
TAIWAN — (0.0%)
*	Kinsus Interconnect Technology Corp. Rights 01/26/2026	13,443	45,707
*	Speed Tech Corp. Rights 01/15/2026	6,053	673
TOTAL TAIWAN			46,380
THAILAND — (0.0%)
*	Assetwise PCL Rights	3,850	0
*	Better World Green PCL Warrants 05/28/2027	142,950	182
TOTAL THAILAND			182
TOTAL RIGHTS/WARRANTS			55,020
TOTAL INVESTMENT SECURITIES (Cost $847,703,423)			1,305,836,707

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	1,383,051	$15,997,750
TOTAL INVESTMENTS — (100.0%)
(Cost $863,701,093)^^			$1,321,834,457
As of January 31, 2026, the value of Rule 144A securities amounted to $27,484,716 or 2.1% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$55,687,905	$10,243	—	$55,698,148
Chile	2,230,555	8,682,468	—	10,913,023
Colombia	3,343,243	291,993	—	3,635,236
Czech Republic	—	2,157,073	—	2,157,073
Egypt	384,301	398,049	—	782,350
Greece	1,458,597	10,549,116	—	12,007,713
Hungary	—	4,797,930	—	4,797,930
India	12,444,735	239,851,343	—	252,296,078
Indonesia	385,884	24,376,723	$20,046	24,782,653
Kuwait	—	12,932,514	44,696	12,977,210
Malaysia	—	25,099,896	19	25,099,915
Mexico	34,986,296	38,001	—	35,024,297
Peru	1,654,937	—	—	1,654,937
Philippines	34,156	7,504,281	—	7,538,437
Poland	—	24,464,715	—	24,464,715
Qatar	—	11,735,814	—	11,735,814
Saudi Arabia	—	43,235,388	—	43,235,388
South Africa	10,822,325	49,335,718	—	60,158,043
South Korea	11,379,132	269,785,391	91,500	281,256,023
Taiwan	649,094	365,151,922	—	365,801,016
Thailand	15,216	18,463,514	—	18,478,730
Turkey	—	14,748,383	—	14,748,383
United Arab Emirates	—	25,828,179	—	25,828,179
Preferred Stocks
Brazil	9,771,141	—	—	9,771,141
Chile	—	266,256	—	266,256
Colombia	659,246	—	—	659,246
India	—	13,753	—	13,753
Rights/Warrants
Brazil	—	991	—	991
Malaysia	—	7,467	—	7,467
Taiwan	—	46,380	—	46,380
Thailand	—	182	—	182
Securities Lending Collateral	—	15,997,750	—	15,997,750
Total Investments in Securities	$145,906,763	$1,175,771,433	$156,261˂˃	$1,321,834,457

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.5%)
AUSTRALIA — (4.2%)
	AMP Ltd.	124,136	$145,328
	Ansell Ltd.	7,902	179,155
	AUB Group Ltd. AUB AU	1,525	32,010
	AUB Group Ltd. AUBXX AU	179	3,766
	Aurizon Holdings Ltd.	98,338	251,546
*	Austal Ltd.	8,486	40,923
	Bank of Queensland Ltd.	31,808	149,811
	Bega Cheese Ltd.	8,949	37,879
	Bendigo & Adelaide Bank Ltd.	27,016	205,721
	Challenger Ltd.	25,514	162,510
	Champion Iron Ltd.	23,896	96,514
	Cleanaway Waste Management Ltd.	95,788	164,185
	Downer EDI Ltd.	30,197	168,397
	Dyno Nobel Ltd.	24,775	60,339
#	Endeavour Group Ltd.	67,083	172,333
	EVT Ltd.	2,551	22,087
#	Flight Centre Travel Group Ltd.	7,283	81,681
	GrainCorp Ltd., Class A	7,404	37,127
	Harvey Norman Holdings Ltd.	22,485	101,041
*	IGO Ltd.	39,661	226,711
	Iluka Resources Ltd.	20,128	73,767
*	Judo Capital Holdings Ltd.	26,930	33,937
	Lendlease Corp. Ltd.	37,337	124,949
	Metcash Ltd.	47,732	110,042
# *	Mineral Resources Ltd.	10,039	394,888
	nib holdings Ltd.	3,375	15,742
	Nine Entertainment Co. Holdings Ltd.	81,313	64,482
	Orora Ltd.	75,193	106,774
	Perenti Ltd.	42,196	81,232
	Perpetual Ltd.	5,362	67,145
	Perseus Mining Ltd.	71,368	274,873
*	PEXA Group Ltd.	7,350	70,273
*	PLS Group Ltd.	159,440	467,826
	Ramelius Resources Ltd.	11,517	35,470
#	Ramsay Health Care Ltd.	10,720	270,421
	Reliance Worldwide Corp. Ltd.	42,032	109,223
		Shares	Value»
AUSTRALIA — (Continued)
*	Resolute Mining Ltd.	65,790	$58,936
*	Sandfire Resources Ltd.	25,570	346,960
	Sims Ltd. (SGM AU)	8,786	123,014
	Sonic Healthcare Ltd.	15,407	246,386
	Steadfast Group Ltd.	3,015	10,919
	Super Retail Group Ltd.	6,827	69,665
	Tabcorp Holdings Ltd.	96,333	59,137
	TPG Telecom Ltd.	25,017	67,485
#	Treasury Wine Estates Ltd.	14,926	55,620
*	Vault Minerals Ltd.	1,704	6,521
Ω	Viva Energy Group Ltd.	68,081	85,227
*	West African Resources Ltd.	16,688	40,433
	Westgold Resources Ltd.	20,406	97,371
	Worley Ltd.	27,700	257,652
TOTAL AUSTRALIA			6,165,434
AUSTRIA — (0.4%)
	EVN AG	1,522	51,284
	Telekom Austria AG	3,405	36,160
	UNIQA Insurance Group AG	5,202	96,429
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,553	122,072
	voestalpine AG	4,323	205,280
	Wienerberger AG	3,617	119,558
TOTAL AUSTRIA			630,783
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	1,475	436,406
	Ageas SA	1,019	72,380
	Colruyt Group NV	2,153	82,502
	Syensqo SA	4,897	412,150
TOTAL BELGIUM			1,003,438
BRAZIL — (0.8%)
	Banco BTG Pactual SA	4,484	51,079
*	Cosan SA	56,346	63,169

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,600	$60,223
	Fleury SA	16,700	52,739
	Gerdau SA, Sponsored ADR	11,837	50,544
	Hypera SA	14,500	69,459
	Lojas Renner SA	34,600	98,158
	M Dias Branco SA	6,200	29,252
	Motiva Infraestrutura de Mobilidade SA	33,456	106,546
*	Natura Cosmeticos SA	47,800	79,655
	Sendas Distribuidora SA (ASAI3 BZ)	18,200	29,637
	Ultrapar Participacoes SA (UGPA3 BZ)	34,000	163,968
	Vibra Energia SA	47,449	259,300
TOTAL BRAZIL			1,113,729
CANADA — (7.4%)
*	Air Canada	3,400	47,068
	AltaGas Ltd.	17,200	518,785
*	ATS Corp. (ATS CN)	4,900	139,265
	B2Gold Corp. (BTO CN)	72,900	354,957
	Brookfield Wealth Solutions Ltd.	223	10,176
*	CAE, Inc. (CAE US)	10,180	326,167
#	Canadian Tire Corp. Ltd., Class A	2,900	356,779
*	Capstone Copper Corp.	21,600	239,374
	Definity Financial Corp.	4,400	215,339
	DPM Metals, Inc.	7,700	268,665
	E-L Financial Corp. Ltd.	7,000	89,193
*	Eldorado Gold Corp. (EGO US)	1,100	47,212
*	Eldorado Gold Corp. (ELD CN)	12,100	519,136
	Empire Co. Ltd., Class A	6,000	195,998
	Endeavour Mining PLC	8,138	444,298
	EQB, Inc.	1,239	96,625
*	Equinox Gold Corp. (EQX CN)	21,500	307,583
*	Equinox Gold Corp. (EQX US)	19,917	284,813
	Exchange Income Corp.	1,000	69,768
	Finning International, Inc.	7,900	495,414
		Shares	Value»
CANADA — (Continued)
	First Majestic Silver Corp. (FR CN)	4,400	$91,609
	Hudbay Minerals, Inc. (HBM CN)	23,300	551,849
	iA Financial Corp., Inc.	3,229	396,757
*	IAMGOLD Corp. (IAG US)	8,900	161,802
*	IAMGOLD Corp. (IMG CN)	17,700	321,204
	IGM Financial, Inc.	3,900	188,634
	Linamar Corp.	2,100	133,127
	Magna International, Inc. (MG CN)	15,400	787,276
	OceanaGold Corp.	14,400	466,587
	Onex Corp.	3,500	298,219
	Open Text Corp. (OTEX CN)	14,800	378,030
	PrairieSky Royalty Ltd.	12,500	272,096
#	Premium Brands Holdings Corp.	2,500	171,850
	Saputo, Inc.	11,113	335,271
	South Bow Corp. SOBO CN	12,100	343,721
*	SSR Mining, Inc. (SSRM CN)	15,946	363,503
	Stella-Jones, Inc.	3,000	201,153
	Torex Gold Resources, Inc.	4,000	192,531
	West Fraser Timber Co. Ltd. (WFG CN)	2,600	177,560
TOTAL CANADA			10,859,394
CHILE — (0.1%)
	Cia Sud Americana de Vapores SA	990,356	54,416
	Empresa Nacional de Telecomunicaciones SA	5,339	28,663
	Empresas CMPC SA	21,015	31,506
	Sociedad Matriz SAAM SA	738	116
TOTAL CHILE			114,701
CHINA — (9.2%)
Ω	3SBio, Inc.	55,500	165,490
	AAC Technologies Holdings, Inc.	36,000	170,893
	AviChina Industry & Technology Co. Ltd., Class H	115,000	61,000
*	Baidu, Inc. (9888 HK), Class A	33,750	646,905

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Chongqing Co. Ltd., Class H	22,500	$22,637
Ω	Bank of Qingdao Co. Ltd., Class H	38,000	20,483
	Beibuwan Port Co. Ltd., Class A	9,100	12,800
	Beijing Enterprises Holdings Ltd.	23,000	104,189
	Beijing Enterprises Water Group Ltd.	202,000	69,541
Ω	BOC Aviation Ltd.	9,500	98,417
	BYD Electronic International Co. Ltd.	29,000	123,824
	C&D International Investment Group Ltd.	34,935	71,963
* Ω	CALB Group Co. Ltd., Class H	14,100	44,466
#	China Communications Services Corp. Ltd., Class H	122,000	74,092
*	China Eastern Airlines Corp. Ltd., Class H	26,000	18,020
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	210,000	30,889
	China Everbright Bank Co. Ltd., Class H	138,000	57,521
	China Galaxy Securities Co. Ltd., Class H	140,000	188,258
	China Gas Holdings Ltd.	120,000	118,866
	China Gold International Resources Corp. Ltd. (2099 HK)	11,600	293,723
Ω	China International Capital Corp. Ltd., Class H	9,200	24,934
	China International Marine Containers Group Co. Ltd., Class H	31,800	36,157
* Ω	China Literature Ltd.	20,600	94,288
	China Medical System Holdings Ltd.	67,000	120,182
	China Merchants Port Holdings Co. Ltd.	56,000	112,706
		Shares	Value»
CHINA — (Continued)
Ω	China Merchants Securities Co. Ltd., Class H	18,000	$33,620
	China Minsheng Banking Corp. Ltd., Class H	249,000	123,896
	China Nonferrous Mining Corp. Ltd.	57,000	112,978
	China Oilfield Services Ltd., Class H	94,000	103,310
	China Railway Group Ltd., Class H	195,000	112,529
Ω	China Railway Signal & Communication Corp. Ltd., Class H	73,000	34,213
	China Reinsurance Group Corp., Class H	224,000	50,482
	China Resources Beer Holdings Co. Ltd.	54,000	180,653
	China Resources Gas Group Ltd.	42,200	116,098
	China Resources Land Ltd.	143,500	561,973
Ω	China Resources Pharmaceutical Group Ltd.	95,500	55,598
*	China Ruyi Holdings Ltd.	68,000	18,807
	China State Construction International Holdings Ltd.	86,000	103,304
	China Taiping Insurance Holdings Co. Ltd.	58,800	192,678
Ω	China Tower Corp. Ltd., Class H	187,500	269,771
	China Zheshang Bank Co. Ltd., Class H	105,000	33,633
	Chongqing Rural Commercial Bank Co. Ltd., Class H	96,000	71,669
	CMOC Group Ltd., Class H	177,000	497,470
	COFCO Sugar Holding Co. Ltd., Class A	8,300	21,175
	COSCO SHIPPING Development Co. Ltd., Class H	146,000	20,760

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	54,000	$97,275
#	COSCO SHIPPING Holdings Co. Ltd., Class H	123,500	216,985
	CRRC Corp. Ltd., Class H	202,000	150,059
	CSPC Pharmaceutical Group Ltd.	252,000	309,137
*	Damai Entertainment Holdings Ltd.	330,000	41,655
	Dongfang Electric Corp. Ltd., Class H	14,000	45,629
# *	Dongfeng Motor Group Co. Ltd., Class H	116,000	134,103
Ω	Everbright Securities Co. Ltd., Class H	11,200	12,736
	Far East Horizon Ltd.	87,000	87,028
*	GDS Holdings Ltd. (9698 HK), Class A	26,100	145,327
*	Genscript Biotech Corp.	62,000	101,773
	GF Securities Co. Ltd., Class H	41,200	96,143
#	Goldwind Science & Technology Co. Ltd., Class H	32,000	59,752
	Great Wall Motor Co. Ltd., Class H	107,000	182,296
	Greentown China Holdings Ltd.	10,500	15,028
	Guangshen Railway Co. Ltd., Class H	60,000	16,924
	Guangzhou Automobile Group Co. Ltd., Class H	94,000	44,134
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	10,000	24,273
	Haier Smart Home Co. Ltd. (6690 HK), Class H	56,000	184,616
	Haitian International Holdings Ltd.	32,000	98,992
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	3,800	17,041
		Shares	Value»
CHINA — (Continued)
	Hengan International Group Co. Ltd.	26,500	$95,793
Ω	Huatai Securities Co. Ltd., Class H	53,000	126,366
* Ω	JD Logistics, Inc.	90,800	129,766
	JD.com, Inc. (9618 HK), Class A	30,150	429,958
	Jiangxi Copper Co. Ltd., Class H	55,000	328,580
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	7,100	11,923
	JOYY, Inc., ADR	501	32,239
	Kingboard Holdings Ltd.	27,500	111,440
	Kingboard Laminates Holdings Ltd.	48,500	91,061
	Kingsoft Corp. Ltd.	44,800	171,873
	Kunlun Energy Co. Ltd.	182,000	186,474
#	Lenovo Group Ltd.	268,000	301,959
	Li Ning Co. Ltd.	107,000	279,803
	Livzon Pharmaceutical Group, Inc., Class H	6,400	24,084
# Ω	Longfor Group Holdings Ltd.	97,516	128,241
	Metallurgical Corp. of China Ltd., Class H	93,000	22,001
	Minth Group Ltd.	38,000	178,902
*	MMG Ltd.	80,000	103,576
	New China Life Insurance Co. Ltd., Class H	36,100	293,544
	Orient Overseas International Ltd.	6,500	106,491
Ω	Orient Securities Co. Ltd., Class H	32,800	28,563
Ω	Qingdao Port International Co. Ltd., Class H	34,000	32,678
	Sany Heavy Equipment International Holdings Co. Ltd.	26,000	39,944
	SF Holding Co. Ltd., Class H	7,200	32,781
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,500	53,566

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	32,800	$49,985
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	21,400	16,073
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	62,400	24,980
	Shenzhen MTC Co. Ltd., Class A	17,300	24,121
	Shenzhou International Group Holdings Ltd.	5,200	41,357
	Sinopec Engineering Group Co. Ltd., Class H	59,000	56,071
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	128,000	26,073
	Sinopharm Group Co. Ltd., Class H	62,000	165,431
	Sinotrans Ltd., Class H	76,000	50,425
	Sinotruk Hong Kong Ltd.	28,500	130,877
	Sinotruk Jinan Truck Co. Ltd., Class A	4,600	12,507
	Sunny Optical Technology Group Co. Ltd.	22,900	183,511
	TCL Electronics Holdings Ltd.	38,000	58,418
*	Tianma Microelectronics Co. Ltd., Class A	9,600	13,402
*	Tianqi Lithium Corp., Class H	5,200	32,473
	Tongcheng Travel Holdings Ltd.	20,400	60,680
	TravelSky Technology Ltd., Class H	48,000	65,282
	Tsingtao Brewery Co. Ltd., Class H	20,000	126,570
	Vipshop Holdings Ltd., ADR	14,278	244,297
	Want Want China Holdings Ltd.	71,000	42,820
	Wharf Holdings Ltd.	44,000	142,268
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	7,500	79,665
	Yum China Holdings, Inc. (YUMC US)	4,684	231,483
		Shares	Value»
CHINA — (Continued)
	YUNDA Holding Group Co. Ltd., Class A	11,300	$11,154
	ZCZL Industrial Technology Group Co. Ltd., Class H	9,200	25,924
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	39,600	84,409
	Zhongsheng Group Holdings Ltd.	28,000	41,714
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	21,300	116,463
# Ω	ZJLD Group, Inc.	28,000	32,390
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	72,800	81,671
	ZTO Express Cayman, Inc. (2057 HK)	11,350	250,610
TOTAL CHINA			13,442,477
COLOMBIA — (0.0%)
	Grupo Argos SA	810	4,106
	Grupo de Inversiones Suramericana SA	2,635	44,547
TOTAL COLOMBIA			48,653
DENMARK — (2.0%)
	AL Sydbank	1,195	108,224
	Alm Brand AS	43,199	119,491
	FLSmidth & Co. AS	308	26,401
*	Genmab AS (GMAB DC)	635	206,874
	H Lundbeck AS (HLUNB DC)	16,538	110,877
	ISS AS	9,265	351,372
	Jyske Bank AS	2,445	355,812
*	NKT AS	2,937	384,119
	Ringkjoebing Landbobank AS	1,216	306,539
	Rockwool AS ROCKA DC, Class A	2,833	96,042
	Rockwool AS ROCKB DC, Class B	5,470	184,722
	Tryg AS	11,378	276,520
	Vestas Wind Systems AS	5,369	162,742
*	Zealand Pharma AS	3,536	236,479
TOTAL DENMARK			2,926,214

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.9%)
	Fortum OYJ	11,383	$268,893
	Huhtamaki OYJ	2,275	79,841
	Kesko OYJ (KESKOA FH), Class A	3,646	91,175
	Kesko OYJ (KESKOB FH), Class B	8,648	218,737
	Konecranes OYJ	1,529	180,058
	Mandatum OYJ	19,381	158,058
	Neste OYJ	21,216	541,961
	Stora Enso OYJ, Class R	29,169	335,793
	UPM-Kymmene OYJ	24,148	666,198
#	Valmet OYJ	7,956	272,625
TOTAL FINLAND			2,813,339
FRANCE — (4.4%)
*	Alstom SA	20,305	648,306
Ω	Amundi SA	3,108	276,330
	Arkema SA	3,888	234,143
Ω	Ayvens SA	22,149	321,112
	Bouygues SA	3,187	172,269
	Carrefour SA	40,363	661,112
	Cie Generale des Etablissements Michelin SCA	27,237	1,011,426
	Eiffage SA	3,900	578,398
	Elis SA	9,395	272,779
	Eurazeo SE	2,359	141,703
	JCDecaux SE	3,626	71,518
	Pernod Ricard SA	1,341	119,908
	Renault SA	14,451	545,372
	Rexel SA	11,304	473,701
	SCOR SE	10,364	337,733
	STMicroelectronics NV (STM FP)	1,037	29,283
	Teleperformance SE	3,315	214,134
	Tikehau Capital SCA	1,394	26,616
	Trigano SA	471	93,715
	Vallourec SACA	10,019	212,632
	Vivendi SE	3,688	10,289
TOTAL FRANCE			6,452,479
GERMANY — (3.1%)
*	Aumovio SE	2,525	121,160
	Aurubis AG	1,343	253,604
	Bechtle AG	3,722	192,919
	Bilfinger SE	1,347	188,726
	Brenntag SE	4,116	250,416
	Carl Zeiss Meditec AG	1,089	36,143
	Continental AG	5,050	397,381
Ω	DWS Group GmbH & Co. KGaA	1,646	120,510
	Evonik Industries AG	12,069	186,948
	Fielmann Group AG	328	16,076
		Shares	Value»
GERMANY — (Continued)
*	Fraport AG Frankfurt Airport Services Worldwide	1,738	$160,809
	Freenet AG	4,183	151,045
	Fresenius Medical Care AG (FME GR)	10,293	463,380
	FUCHS SE	1,095	38,537
	GEA Group AG	5,521	394,767
	KION Group AG	3,700	261,349
	Krones AG	678	109,104
	RTL Group SA	1,935	84,366
	Schaeffler AG	8,096	95,485
	Symrise AG	4,531	381,452
	thyssenkrupp AG	7,276	96,994
*	Tkms AG& Co. KGaA	363	42,423
*	TUI AG	8,241	87,866
	United Internet AG	3,902	126,943
	Wacker Chemie AG	1,071	86,979
* Ω	Zalando SE	8,693	249,970
TOTAL GERMANY			4,595,352
GREECE — (0.2%)
	Aegean Airlines SA	1,617	28,646
	GEK Terna SA	907	35,701
	Helleniq Energy Holdings SA	4,233	45,557
*	LAMDA Development SA	1,473	12,367
	Motor Oil Hellas Corinth Refineries SA	2,801	112,777
TOTAL GREECE			235,048
HONG KONG — (0.9%)
	ASMPT Ltd.	700	9,335
	Bank of East Asia Ltd.	51,000	97,415
	CTF Services Ltd.	57,302	67,126
* Ω	FIT Hon Teng Ltd.	83,000	51,882
#	Guotai Junan International Holdings Ltd.	138,000	47,197
	Hang Lung Group Ltd.	43,000	92,597
	Hang Lung Properties Ltd.	101,492	122,468
	HKT Trust & HKT Ltd.	15,000	22,479
	Johnson Electric Holdings Ltd.	25,500	87,835
	Kerry Properties Ltd.	35,000	106,252
	Man Wah Holdings Ltd.	72,800	45,154
	NagaCorp Ltd.	58,000	34,169

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	New World Development Co. Ltd.	47,000	$68,383
	Shangri-La Asia Ltd.	46,000	28,683
# *	SJM Holdings Ltd.	76,000	23,325
	Swire Pacific Ltd. (19 HK), Class A	23,000	221,947
	Swire Pacific Ltd. (87 HK), Class B	42,500	69,001
#	Yue Yuen Industrial Holdings Ltd.	48,000	107,054
TOTAL HONG KONG			1,302,302
HUNGARY — (0.0%)
	Richter Gedeon Nyrt	100	3,346
INDIA — (4.5%)
	Aarti Industries Ltd.	7,095	28,713
*	Aavas Financiers Ltd.	1,736	27,395
*	Aditya Birla Capital Ltd.	21,789	80,798
	Advent Hotels International Pvt Ltd.	283	611
	Aegis Logistics Ltd.	3,591	28,141
	AIA Engineering Ltd.	867	37,747
	Alembic Pharmaceuticals Ltd.	1,126	9,618
	Amara Raja Energy & Mobility Ltd.	5,866	53,517
	Anant Raj Ltd.	3,973	21,954
	Angel One Ltd.	1,980	54,274
	Anupam Rasayan India Ltd.	748	10,141
	Apar Industries Ltd.	912	79,556
	Apollo Tyres Ltd.	14,540	77,849
	Aptus Value Housing Finance India Ltd.	14,755	44,357
	Ashok Leyland Ltd.	147,786	317,855
	Atul Ltd.	275	18,657
Ω	AU Small Finance Bank Ltd.	4,679	49,927
	Aurobindo Pharma Ltd.	13,300	173,633
*	AWL Agri Business Ltd.	5,528	12,869
	Balkrishna Industries Ltd.	654	16,403
	Balrampur Chini Mills Ltd.	2,697	12,280
Ω	Bandhan Bank Ltd.	29,362	49,385
	Bank of India	20,649	36,869
	Bank of Maharashtra	45,224	32,241
	BASF India Ltd.	496	19,644
	BEML Ltd.	2,156	42,158
		Shares	Value»
INDIA — (Continued)
	Bharat Forge Ltd.	6,052	$95,087
	Biocon Ltd.	16,604	66,335
	Bombay Burmah Trading Co.	889	16,662
	Brigade Enterprises Ltd.	6,762	55,569
	Caplin Point Laboratories Ltd.	959	18,081
	Capri Global Capital Ltd.	6,978	13,302
	Carborundum Universal Ltd.	4,028	34,517
	Ceat Ltd.	1,174	47,960
	Cello World Ltd.	2,783	15,115
	Chambal Fertilisers & Chemicals Ltd.	2,852	13,764
	Cholamandalam Financial Holdings Ltd.	2,480	44,629
	CIE Automotive India Ltd.	2,408	11,001
	City Union Bank Ltd.	16,073	52,467
	Container Corp. of India Ltd.	15,480	84,726
	Coromandel International Ltd.	646	15,789
	Craftsman Automation Ltd.	669	53,293
*	CreditAccess Grameen Ltd.	2,476	35,411
	Crompton Greaves Consumer Electricals Ltd.	19,678	47,500
	Cyient Ltd.	4,241	51,919
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	3,216	37,218
	Deepak Nitrite Ltd.	391	7,006
*	Delhivery Ltd.	26,524	123,003
	eClerx Services Ltd.	903	45,800
*	EID Parry India Ltd.	1,489	14,931
	EIH Ltd.	8,960	30,950
*	Embassy Developments Ltd.	48,089	34,693
	Emcure Pharmaceuticals Ltd.	223	3,557
Ω	Endurance Technologies Ltd.	2,039	53,793
	Escorts Kubota Ltd.	698	25,579
	Exide Industries Ltd.	9,717	34,069
	Federal Bank Ltd.	83,499	261,402
	Fine Organic Industries Ltd.	201	9,257
	Finolex Cables Ltd.	1,948	15,379
	Finolex Industries Ltd.	5,900	11,379

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Firstsource Solutions Ltd.	18,012	$62,606
	G R Infraprojects Ltd.	419	4,457
Ω	Gland Pharma Ltd.	1,931	38,453
	Glenmark Pharmaceuticals Ltd.	1,614	35,584
	Granules India Ltd.	4,564	28,429
	Great Eastern Shipping Co. Ltd.	4,078	53,199
	Hero MotoCorp Ltd. (HMCL IN)	6,045	363,841
	HFCL Ltd.	40,421	29,826
	Himadri Speciality Chemical Ltd.	2,742	13,732
Ω	Home First Finance Co. India Ltd.	3,159	40,509
	IDFC First Bank Ltd.	160,125	145,549
	IIFL Finance Ltd.	1,677	9,623
	Indian Bank	4,972	49,349
*	Indus Towers Ltd.	7,452	36,010
*	IndusInd Bank Ltd.	9,139	88,784
	Info Edge India Ltd.	3,352	45,644
*	Inox Wind Ltd.	25,192	29,650
	Ipca Laboratories Ltd.	1,899	30,465
Ω	IRCON International Ltd.	16,739	29,945
	Jindal Saw Ltd.	11,400	21,665
	Jindal Stainless Ltd.	9,571	85,768
	JK Tyre & Industries Ltd.	3,910	21,965
	JM Financial Ltd.	12,346	17,344
	Jubilant Pharmova Ltd.	3,246	34,498
	Kajaria Ceramics Ltd.	5,032	49,031
	Kalpataru Projects International Ltd.	5,654	70,325
	Kansai Nerolac Paints Ltd.	9,054	22,587
	Karur Vysya Bank Ltd.	20,800	67,462
	KEC International Ltd.	6,379	46,553
	Kirloskar Oil Engines Ltd.	1,764	22,509
	KPR Mill Ltd.	1,054	9,986
	LIC Housing Finance Ltd.	13,386	76,790
	LT Foods Ltd.	6,230	25,140
	Lupin Ltd.	6,918	161,680
	Maharashtra Scooters Ltd.	122	17,898
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Financial Services Ltd.	24,598	$99,361
	Minda Corp. Ltd.	4,681	28,789
	Motilal Oswal Financial Services Ltd.	6,566	53,702
	Mphasis Ltd.	5,266	158,144
	MRF Ltd.	119	172,173
	Natco Pharma Ltd.	4,106	37,296
Ω	Paradeep Phosphates Ltd.	15,499	23,446
	PCBL Chemical Ltd.	2,506	7,193
	Petronet LNG Ltd.	23,381	73,651
*	Piramal Finance Ltd.	4,493	84,988
	Piramal Pharma Ltd.	15,346	25,853
Ω	PNB Housing Finance Ltd.	5,975	53,416
*	Poonawalla Fincorp Ltd.	5,549	23,934
	Prestige Estates Projects Ltd.	6,229	98,983
	Railtel Corp. of India Ltd.	2,252	8,683
	Ratnamani Metals & Tubes Ltd.	525	12,263
Ω	RBL Bank Ltd.	19,916	64,494
	REC Ltd.	23,596	93,621
	Redington Ltd.	29,831	88,240
*	Sammaan Capital Ltd.	7,175	11,746
Ω	Sona Blw Precision Forgings Ltd.	4,480	24,065
*	Star Health & Allied Insurance Co. Ltd.	10,408	53,201
	Sun TV Network Ltd.	1,350	8,164
	Sundram Fasteners Ltd.	1,500	15,274
	Supreme Petrochem Ltd.	662	4,082
Ω	Syngene International Ltd.	4,083	21,062
	Techno Electric & Engineering Co. Ltd.	1,043	11,113
	Titagarh Rail System Ltd.	1,669	14,991
	Trident Ltd.	74,110	21,016
	TVS Holdings Ltd.	226	36,254
	UPL Ltd.	21,082	161,106
	Usha Martin Ltd.	2,887	12,812
	UTI Asset Management Co. Ltd.	1,006	10,554
	Vinati Organics Ltd.	1,170	19,386
	Welspun Corp. Ltd.	4,693	37,056
*	Yes Bank Ltd.	621,533	144,778

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value»
INDIA — (Continued)
Zensar Technologies Ltd.	5,720	$40,435
Zydus Lifesciences Ltd.	4,403	42,354
Zydus Wellness Ltd.	3,788	18,532
TOTAL INDIA		6,620,802
INDONESIA — (0.1%)
Bank Negara Indonesia Persero Tbk. PT	79,100	21,231
Bank OCBC Nisp Tbk. PT	110,100	9,454
Elang Mahkota Teknologi Tbk. PT	548,000	32,010
Indofood Sukses Makmur Tbk. PT	144,300	58,599
Mitra Adiperkasa Tbk. PT	123,400	8,724
* MNC Tourism Indonesia Tbk. PT	1,111,900	12,406
Pakuwon Jati Tbk. PT	805,500	17,278
Sarana Menara Nusantara Tbk. PT	344,800	10,743
XLSMART Telecom Sejahtera Tbk. PT	213,500	42,061
TOTAL INDONESIA		212,506
IRELAND — (1.3%)
AIB Group PLC	67,667	756,391
Bank of Ireland Group PLC	51,835	1,053,155
Kerry Group PLC (KYGA ID), Class A	277	24,623
TOTAL IRELAND		1,834,169
ISRAEL — (1.0%)
Africa Israel Residences Ltd.	382	35,782
Ashtrom Group Ltd.	2,329	51,491
Azorim-Investment Development & Construction Co. Ltd.	3,343	21,396
Carasso Motors Ltd.	1,408	16,883
Cellcom Israel Ltd. (CEL IT)	6,309	74,915
Clal Insurance Enterprises Holdings Ltd.	3,142	228,508
Delek Automotive Systems Ltd.	2,056	15,353
Delta Galil Ltd.	610	33,174
		Shares	Value»
ISRAEL — (Continued)
	El Al Israel Airlines	6,288	$35,560
*	Fattal Holdings 1998 Ltd.	354	72,824
	Formula Systems 1985 Ltd. (FORTY IT)	286	45,644
	Fox Wizel Ltd.	291	29,379
*	Gilat Satellite Networks Ltd.	1,578	30,585
	IDI Insurance Co. Ltd.	383	30,082
	Inrom Construction Industries Ltd.	4,765	31,022
	Isracard Ltd.	8,361	39,659
	Israel Canada TR Ltd.	9,704	54,757
	Isras Investment Co. Ltd.	67	21,195
	Kvutzat Acro Ltd.	2,100	29,312
	Lapidoth Capital Ltd.	1,194	37,552
	M Yochananof & Sons Ltd.	156	18,585
	Migdal Insurance & Financial Holdings Ltd.	21,703	116,450
	Mivtach Shamir Holdings Ltd.	300	39,686
	Neto Malinda Trading Ltd.	676	38,942
	Oil Refineries Ltd.	178,408	58,667
*	OY Nofar Energy Ltd.	229	11,438
	Partner Communications Co. Ltd.	4,846	58,885
	Paz Retail & Energy Ltd.	531	129,946
	Shufersal Ltd.	3,084	39,830
	Summit Real Estate Holdings Ltd.	1,772	36,056
*	Veridis Environment Ltd.	2,066	23,857
TOTAL ISRAEL			1,507,415
ITALY — (3.8%)
	A2A SpA	79,843	240,870
	ACEA SpA	2,380	66,336
	Azimut Holding SpA	5,063	213,881
	Banca Monte dei Paschi di Siena SpA	41,649	432,058
	Banco BPM SpA	57,068	855,410
	BPER Banca SpA	49,476	696,792
	Brembo NV	1,286	15,470
	Credito Emiliano SpA	3,778	69,489

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA (DAN IM)	288	$21,263
	Danieli & C Officine Meccaniche SpA (DANR IM)	1,783	91,987
	Davide Campari-Milano NV	21,431	152,743
	De' Longhi SpA	1,957	86,513
	ERG SpA	1,121	29,834
	Hera SpA	45,829	226,794
Ω	Infrastrutture Wireless Italiane SpA	8,014	70,849
	Interpump Group SpA	4,262	247,260
	Iveco Group NV	9,857	220,488
Ω	Nexi SpA	25,130	107,292
Ω	Pirelli & C SpA	24,130	181,704
#	Saipem SpA	67,076	247,729
	Snam SpA	29,736	204,366
*	Telecom Italia SpA (TIT IM)	639,377	433,710
*	Telecom Italia SpA (TITR IM)	323,477	256,849
	Tenaris SA (TS US), ADR	9,090	402,687
	Webuild SpA	15,394	63,761
TOTAL ITALY			5,636,135
JAPAN — (15.0%)
	77 Bank Ltd.	3,300	181,234
	ADEKA Corp.	4,400	130,787
#	AEON Financial Service Co. Ltd.	6,800	74,227
	Aica Kogyo Co. Ltd.	1,900	43,127
	Aichi Financial Group, Inc.	1,600	56,769
	Aichi Steel Corp.	2,000	39,825
	Aiful Corp.	14,300	50,847
	Air Water, Inc.	9,300	141,167
	Alfresa Holdings Corp.	9,600	154,607
	Alps Alpine Co. Ltd.	9,900	129,669
#	Aozora Bank Ltd.	4,800	77,765
	Arcs Co. Ltd.	1,800	40,439
	ARE Holdings, Inc.	4,500	105,494
	Ariake Japan Co. Ltd.	600	21,751
	Artience Co. Ltd.	2,000	47,949
	Awa Bank Ltd.	1,400	47,078
	Bank of Nagoya Ltd.	1,400	44,361
	Brother Industries Ltd.	8,600	175,333
	Casio Computer Co. Ltd.	1,800	17,599
		Shares	Value»
JAPAN — (Continued)
	CCI Group, Inc.	4,600	$27,591
	Chudenko Corp.	1,400	39,932
	Chugin Financial Group, Inc.	9,200	166,522
	Citizen Watch Co. Ltd.	10,500	92,801
	CKD Corp.	2,900	77,355
	Credit Saison Co. Ltd.	5,600	151,189
	Daicel Corp.	12,200	115,170
	Daido Steel Co. Ltd.	7,000	89,921
	Daiichikosho Co. Ltd.	2,700	29,194
	Daishi Hokuetsu Financial Group, Inc.	12,400	147,834
	DCM Holdings Co. Ltd.	5,200	54,828
	DeNA Co. Ltd.	4,400	72,155
	Denka Co. Ltd.	3,000	57,744
	DIC Corp.	5,100	124,822
	Dowa Holdings Co. Ltd.	2,800	165,838
	Duskin Co. Ltd.	500	13,733
	EDION Corp.	4,200	57,491
	Exedy Corp.	1,400	51,591
	EXEO Group, Inc.	11,100	185,195
	Ezaki Glico Co. Ltd.	1,700	61,066
	FCC Co. Ltd.	1,600	38,953
	Ferrotec Corp.	2,100	80,290
	FP Corp.	1,300	22,130
#	Fuji Co. Ltd.	1,600	21,805
	Fuji Corp. (6134 JP)	1,400	34,492
	Fuji Oil Co. Ltd.	1,100	28,795
	Fuji Seal International, Inc.	2,200	45,497
	Fukuoka Financial Group, Inc.	10,300	374,547
	Fukuyama Transporting Co. Ltd.	1,000	29,739
	Fuyo General Lease Co. Ltd.	3,200	89,990
	Glory Ltd.	2,200	57,305
	GS Yuasa Corp.	4,300	100,098
	Gunma Bank Ltd.	13,900	174,997
	H.U. Group Holdings, Inc.	1,900	39,465
	H2O Retailing Corp.	5,800	79,424
	Hachijuni Nagano Bank Ltd.	7,000	87,454
	Hakuhodo DY Holdings, Inc.	9,700	72,478
	Hankyu Hanshin Holdings, Inc.	11,500	321,115
	Hanwa Co. Ltd.	2,000	101,708
#	Heiwado Co. Ltd.	2,200	41,923

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	14,600	$165,358
	Hisamitsu Pharmaceutical Co., Inc.	2,500	102,988
	Hokuhoku Financial Group, Inc.	6,000	206,213
	House Foods Group, Inc.	3,100	60,045
	Hyakugo Bank Ltd.	12,500	113,678
	Hyakujushi Bank Ltd.	1,000	54,073
	Iida Group Holdings Co. Ltd.	8,500	140,383
	Inaba Denki Sangyo Co. Ltd.	2,600	43,306
	Inabata & Co. Ltd.	1,900	48,090
	INFRONEER Holdings, Inc.	11,700	175,238
	Itochu Enex Co. Ltd.	3,900	48,317
	Iyogin Holdings, Inc.	13,100	243,856
	Izumi Co. Ltd.	2,500	49,456
#	J Front Retailing Co. Ltd.	13,000	189,788
	Jaccs Co. Ltd.	900	24,671
	Japan Aviation Electronics Industry Ltd.	3,200	49,995
	Japan Securities Finance Co. Ltd.	4,500	61,898
	JGC Holdings Corp.	13,200	184,986
	JTEKT Corp.	13,700	161,768
	Juroku Financial Group, Inc.	1,900	101,032
	JVCKenwood Corp.	5,400	43,891
	Kaga Electronics Co. Ltd.	2,600	65,296
	Kamigumi Co. Ltd.	4,800	167,980
	Kanadevia Corp.	10,400	68,668
	Kaneka Corp.	2,800	84,907
	Kanematsu Corp.	8,600	112,958
	Kato Sangyo Co. Ltd.	800	33,673
	Keihan Holdings Co. Ltd.	3,600	79,969
	Keiyo Bank Ltd.	4,100	49,262
	Kissei Pharmaceutical Co. Ltd.	1,300	38,721
	Kiyo Bank Ltd.	2,800	68,381
	Koito Manufacturing Co. Ltd.	7,100	111,152
	Komeri Co. Ltd.	2,000	42,678
	Konica Minolta, Inc.	27,900	122,125
	Konoike Transport Co. Ltd.	2,200	47,351
	Kose Holdings Corp.	2,100	74,920
	K's Holdings Corp.	8,100	84,239
		Shares	Value»
JAPAN — (Continued)
	Kumagai Gumi Co. Ltd.	3,600	$40,403
	Kuraray Co. Ltd.	17,100	184,603
	Kureha Corp.	2,400	68,158
	KYB Corp.	2,500	71,027
	Kyushu Financial Group, Inc.	19,500	146,169
	Lintec Corp.	1,900	58,620
	Lixil Corp.	17,300	198,461
	Mabuchi Motor Co. Ltd.	11,600	108,969
	Macnica Holdings, Inc.	1,518	26,027
	Maruha Nichiro Corp.	8,400	75,654
	Maruichi Steel Tube Ltd.	12,000	118,906
	Maruzen Showa Unyu Co. Ltd.	300	16,320
#	Mazda Motor Corp.	32,100	247,021
	Mebuki Financial Group, Inc.	48,300	364,385
	Medipal Holdings Corp.	9,400	170,369
	Mirait One Corp.	5,000	119,979
	Mitsubishi Gas Chemical Co., Inc.	8,700	172,588
	Mitsubishi Logistics Corp.	14,900	127,275
	Mitsubishi Motors Corp.	44,000	108,166
	Mitsui Chemicals, Inc.	22,400	327,288
	Mitsui E&S Co. Ltd.	6,000	266,634
	Mitsui Kinzoku Co. Ltd.	3,400	443,730
	MIXI, Inc.	1,300	22,884
	Mizuho Leasing Co. Ltd.	8,000	73,862
	Morinaga Milk Industry Co. Ltd.	4,200	108,460
	Musashi Seimitsu Industry Co. Ltd.	1,900	33,626
	Nabtesco Corp.	400	10,839
	Nagase & Co. Ltd.	4,300	111,760
	Nanto Bank Ltd.	1,100	47,475
	NGK Insulators Ltd.	11,900	285,100
	NHK Spring Co. Ltd.	9,700	176,285
	Nihon Parkerizing Co. Ltd.	4,900	46,711
	Nikon Corp.	11,100	139,712
	Nippn Corp.	2,500	42,676
	Nippon Densetsu Kogyo Co. Ltd.	1,800	40,601
	Nippon Express Holdings, Inc.	11,900	270,304

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Nippon Kayaku Co. Ltd.	7,400	$86,000
Nippon Shinyaku Co. Ltd.	2,800	93,464
Nippon Shokubai Co. Ltd.	6,400	92,178
Nippon Soda Co. Ltd.	2,300	54,890
Nippon Television Holdings, Inc.	1,100	26,437
Nipro Corp.	7,800	71,679
Nishimatsu Construction Co. Ltd.	700	26,049
Nishi-Nippon Financial Holdings, Inc.	6,800	164,703
Nissan Shatai Co. Ltd.	3,200	20,578
Nisshin Oillio Group Ltd.	1,400	51,115
Nisshinbo Holdings, Inc.	7,700	71,392
Nissui Corp.	15,000	126,451
NOK Corp.	4,700	91,535
Nomura Real Estate Holdings, Inc.	29,300	194,706
Noritsu Koki Co. Ltd.	3,000	42,761
North Pacific Bank Ltd.	15,600	93,196
NSK Ltd.	23,400	162,737
NTN Corp.	21,000	50,331
Ogaki Kyoritsu Bank Ltd.	400	14,609
Oji Holdings Corp.	31,400	185,997
Okamura Corp.	3,000	46,044
Okasan Securities Group, Inc.	6,300	36,077
Oki Electric Industry Co. Ltd.	2,400	31,668
OKUMA Corp.	2,400	59,565
Okumura Corp.	700	29,152
Orient Corp.	4,600	32,702
OSG Corp.	3,800	64,169
PALTAC Corp.	1,500	46,941
Pilot Corp.	1,900	59,737
Rengo Co. Ltd.	10,100	86,524
Resonac Holdings Corp.	9,400	545,905
Ricoh Co. Ltd.	32,800	290,236
Ricoh Leasing Co. Ltd.	600	23,251
Sakata Seed Corp.	1,500	39,455
San-A Co. Ltd.	2,300	43,846
San-In Godo Bank Ltd.	8,600	87,972
	Shares	Value»
JAPAN — (Continued)
Sawai Group Holdings Co. Ltd.	4,300	$65,957
Seiko Epson Corp.	18,100	232,905
Seiko Group Corp.	1,900	94,914
Seino Holdings Co. Ltd.	4,700	73,167
Seiren Co. Ltd.	2,400	49,115
Senshu Ikeda Holdings, Inc.	14,200	75,170
Seven Bank Ltd.	26,900	51,781
Shiga Bank Ltd.	1,900	97,172
Shin-Etsu Polymer Co. Ltd.	1,100	14,369
Stanley Electric Co. Ltd.	6,100	120,171
Starts Corp., Inc.	1,700	53,933
SUMCO Corp.	18,700	195,228
Sumitomo Bakelite Co. Ltd.	400	14,088
Sumitomo Forestry Co. Ltd.	12,100	131,192
Sumitomo Heavy Industries Ltd.	6,800	211,715
Sumitomo Rubber Industries Ltd.	10,900	175,666
Sumitomo Warehouse Co. Ltd.	2,600	62,369
Suruga Bank Ltd.	7,700	96,712
Suzuken Co. Ltd.	3,300	133,022
Taikisha Ltd.	2,500	55,848
Taiyo Yuden Co. Ltd.	6,600	139,560
Takara Holdings, Inc.	7,900	81,593
Takara Standard Co. Ltd.	1,600	30,551
Takashimaya Co. Ltd.	14,500	181,242
Teijin Ltd.	12,000	116,092
Toagosei Co. Ltd.	4,700	53,423
Toda Corp.	11,400	99,508
Toho Holdings Co. Ltd.	1,400	41,855
Tokai Rika Co. Ltd.	2,800	56,752
Tokai Tokyo Financial Holdings, Inc.	9,000	43,120
Tokyo Century Corp.	6,700	93,335
Tokyo Kiraboshi Financial Group, Inc.	1,500	97,934
Tokyu Fudosan Holdings Corp.	31,700	293,527
Totetsu Kogyo Co. Ltd.	1,000	30,110
Towa Pharmaceutical Co. Ltd.	800	18,632
Toyo Seikan Group Holdings Ltd.	5,900	148,030

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Toyo Tire Corp.	5,800	$156,308
Toyoda Gosei Co. Ltd.	5,700	154,857
Toyota Boshoku Corp.	4,600	77,243
Transcosmos, Inc.	900	21,949
Trusco Nakayama Corp.	1,368	21,621
TS Tech Co. Ltd.	4,300	52,826
Tsubakimoto Chain Co.	3,700	56,758
Tsumura & Co.	3,100	81,948
TV Asahi Holdings Corp.	1,200	27,753
UACJ Corp.	7,600	120,289
Ulvac, Inc.	700	37,585
United Super Markets Holdings, Inc.	3,600	21,698
Ushio, Inc.	3,500	62,918
Valor Holdings Co. Ltd.	800	18,112
Wacoal Holdings Corp.	1,900	53,572
Yamada Holdings Co. Ltd.	28,500	99,914
Yamaguchi Financial Group, Inc.	10,400	165,661
Yodoko Ltd.	5,500	49,829
Yokohama Rubber Co. Ltd.	5,300	209,193
Yurtec Corp.	1,500	26,373
Zeon Corp.	7,200	87,983
TOTAL JAPAN		21,974,762
KUWAIT — (0.2%)
Agility Public Warehousing Co. KSCC	76,498	33,537
Al Ahli Bank of Kuwait KSCP	54,720	52,662
Arzan Financial Group for Financing & Investment KPSC	17,548	19,185
Boubyan Petrochemicals Co. KSCP	17,850	32,897
Burgan Bank SAK	49,748	32,282
Gulf Cables & Electrical Industries Group Co. KSCP	6,562	42,816
Kuwait International Bank KSCP	40,368	35,754
		Shares	Value»
KUWAIT — (Continued)
	National Industries Group Holding SAK	45,181	$38,836
TOTAL KUWAIT			287,969
MALAYSIA — (0.4%)
	AEON Credit Service M Bhd.	7,300	10,862
*	AFFIN Bank Bhd.	16,900	11,475
	Bank Islam Malaysia Bhd.	18,800	11,781
	Eco World Development Group Bhd.	36,300	20,541
	Genting Malaysia Bhd.	114,400	57,467
*	Hartalega Holdings Bhd.	58,000	13,580
	IJM Corp. Bhd.	151,700	103,106
	IOI Properties Group Bhd.	58,800	47,559
	Kossan Rubber Industries Bhd.	77,500	19,911
	Mah Sing Group Bhd.	31,300	9,139
	Malaysian Pacific Industries Bhd.	2,200	17,879
#	MBSB Bhd.	88,200	16,354
	OSK Holdings Bhd.	47,350	20,165
	Scientex Bhd.	22,500	22,041
	Sime Darby Bhd.	88,500	48,470
	Sime Darby Property Bhd.	92,600	35,281
	SP Setia Bhd. Group	189,300	47,233
	Top Glove Corp. Bhd.	108,300	16,750
	UEM Sunrise Bhd.	132,200	21,972
	Unisem M Bhd.	26,800	21,477
#	Yinson Holdings Bhd.	61,065	36,560
	Zetrix Ai Bhd.	110,200	22,512
TOTAL MALAYSIA			632,115
MEXICO — (0.4%)
Ω	Banco del Bajio SA	24,087	70,472
#	Becle SAB de CV	9,496	10,009
	El Puerto de Liverpool SAB de CV, Class C1	1,047	6,315
	Gentera SAB de CV	37,681	104,725
	Gruma SAB de CV, Class B	2,110	38,026
	Grupo Financiero Inbursa SAB de CV, Class O	6,763	16,973

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Industrias Penoles SAB de CV	1,849	$107,178
	Operadora De Sites Mexicanos SAB de CV, Class A-1	32,868	30,562
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	6,108	95,590
	Qualitas Controladora SAB de CV	7,394	68,846
	Regional SAB de CV	7,500	67,262
TOTAL MEXICO			615,958
NETHERLANDS — (2.6%)
	Aalberts NV	5,283	202,859
Ω	ABN AMRO Bank NV	22,373	824,294
	Aegon Ltd. (AGN NA)	42,845	336,525
	Akzo Nobel NV	1,914	134,090
	Allfunds Group PLC	910	8,819
	ASR Nederland NV	7,324	531,947
	HAL Trust	2,133	393,705
	JDE Peet's NV	369	13,892
	Koninklijke Vopak NV	2,276	113,593
	NN Group NV	10,416	825,647
	Randstad NV	3,485	124,716
	SBM Offshore NV	6,312	226,728
TOTAL NETHERLANDS			3,736,815
NEW ZEALAND — (0.1%)
*	Ryman Healthcare Ltd.	48,685	81,595
	Summerset Group Holdings Ltd.	12,982	90,283
TOTAL NEW ZEALAND			171,878
NORWAY — (0.5%)
	Aker Solutions ASA	14,802	54,087
	Austevoll Seafood ASA	4,150	39,894
# * Ω	AutoStore Holdings Ltd.	56,271	65,229
	Bonheur ASA	1,502	39,318
Ω	Bw Lpg Ltd. BWLP US	1,713	26,791
Ω	BW LPG Ltd. BWLPG NO	3,746	59,302
*	Grieg Seafood ASA	3,175	24,584
	Hafnia Ltd.	1,158	7,098
*	LINK Mobility Group Holding ASA	7,961	27,761
	Odfjell Drilling Ltd.	6,693	66,619
		Shares	Value»
NORWAY — (Continued)
* Ω	Scatec ASA	6,614	$79,014
	Sparebank 1 Oestlandet	2,514	51,102
	Stolt-Nielsen Ltd.	600	18,822
	TGS ASA	11,243	118,505
TOTAL NORWAY			678,126
PHILIPPINES — (0.1%)
	ACEN Corp.	119,000	5,342
	China Banking Corp.	17,020	18,507
	GT Capital Holdings, Inc.	6,110	69,592
	LT Group, Inc.	92,400	25,065
	Puregold Price Club, Inc.	72,400	43,885
TOTAL PHILIPPINES			162,391
POLAND — (0.4%)
	Alior Bank SA	2,883	94,100
	Bank Handlowy w Warszawie SA	939	30,494
	BNPP Bank Polska SA	372	15,310
#	Inter Cars SA	168	29,987
*	KGHM Polska Miedz SA	3,028	280,958
	KRUK SA	560	76,999
*	Tauron Polska Energia SA	40,535	125,363
TOTAL POLAND			653,211
PORTUGAL — (0.5%)
	Banco Comercial Portugues SA, Class R	359,537	389,163
	EDP Renovaveis SA	18,089	274,797
	Sonae SGPS SA	43,079	90,403
TOTAL PORTUGAL			754,363
QATAR — (0.2%)
	Aamal Co.	106,743	25,199
	Barwa Real Estate Co.	116,860	87,904
	Doha Bank QPSC	81,288	61,658
	Qatar Navigation QSC	22,167	68,867
TOTAL QATAR			243,628
SAUDI ARABIA — (0.6%)
	Ades Holding Co.	20,725	106,190
*	Advanced Petrochemical Co.	2,586	17,889
	Al Hammadi Holding	1,650	12,218
	Arab National Bank	8,643	52,456
	Arabian Drilling Co.	1,041	29,140

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arriyadh Development Co.	3,816	$22,070
	Bank AlBilad	8,904	63,046
*	Bank Al-Jazira	18,322	61,198
	Banque Saudi Fransi	32,159	154,801
*	Dar Al Arkan Real Estate Development Co.	14,916	74,352
	Mobile Telecommunications Co. Saudi Arabia	13,828	40,798
	Saudi Chemical Co. Holding	12,814	26,109
	Saudi Ground Services Co.	1,107	10,941
	Saudi Industrial Investment Group	12,215	40,755
	Saudi Investment Bank	16,351	61,025
*	Saudi Reinsurance Co.	2,549	18,968
*	Savola Group	4,485	28,573
*	Seera Group Holding	4,438	31,693
	United International Transportation Co.	1,172	18,923
TOTAL SAUDI ARABIA			871,145
SINGAPORE — (0.8%)
	CapitaLand Investment Ltd.	16,400	39,707
	City Developments Ltd.	30,700	223,698
	Genting Singapore Ltd.	218,800	126,324
	Netlink NBN Trust	67,400	51,851
	Seatrium Ltd.	157,100	260,533
	Singapore Land Group Ltd.	4,300	11,811
	UOL Group Ltd.	30,300	258,779
	Venture Corp. Ltd.	19,900	255,538
TOTAL SINGAPORE			1,228,241
SOUTH AFRICA — (1.0%)
	Aspen Pharmacare Holdings Ltd.	8,429	56,080
	Foschini Group Ltd.	7,481	39,220
	Impala Platinum Holdings Ltd.	23,649	440,799
	Investec Ltd.	1,411	11,439
#	Kumba Iron Ore Ltd.	1,347	29,880
	Momentum Group Ltd.	10,019	23,331
	Motus Holdings Ltd.	1,536	12,052
	Nedbank Group Ltd.	8,278	135,562
	Northam Platinum Holdings Ltd.	10,826	257,934
		Shares	Value»
SOUTH AFRICA — (Continued)
	Old Mutual Ltd. (OMU SJ)	148,263	$142,293
*	Sibanye Stillwater Ltd. (SSW SJ)	54,135	235,617
	Telkom SA SOC Ltd.	5,876	21,385
TOTAL SOUTH AFRICA			1,405,592
SOUTH KOREA — (4.3%)
	Amorepacific Holdings Corp.	1,479	29,400
	BNK Financial Group, Inc.	11,334	130,603
	Cheil Worldwide, Inc.	3,490	53,153
*	Chong Kun Dang Pharmaceutical Corp.	288	17,073
	CJ Corp.	663	100,132
*	CJ ENM Co. Ltd.	438	22,691
	CJ Logistics Corp.	528	37,984
	Coway Co. Ltd.	2,086	120,696
*	Creative & Innovative System	2,549	23,398
	CS Wind Corp.	833	23,480
	Daeduck Electronics Co. Ltd.	1,748	75,958
	Daesang Corp.	1,062	15,986
*	Daewoo Engineering & Construction Co. Ltd.	10,795	37,076
	Daewoong Co. Ltd.	602	10,004
	Daewoong Pharmaceutical Co. Ltd.	104	12,179
	Daishin Securities Co. Ltd.	1,276	27,686
	Daou Technology, Inc.	1,026	37,759
	DB HiTek Co. Ltd.	1,571	114,621
	DB Insurance Co. Ltd.	1,015	100,210
	DL E&C Co. Ltd.	1,788	54,893
	DL Holdings Co. Ltd.	365	10,462
	DN Automotive Corp.	1,088	18,985
	Dong-A Socio Holdings Co. Ltd.	147	11,079
	Dongjin Semichem Co. Ltd.	1,537	59,158
*	DongKook Pharmaceutical Co. Ltd.	1,295	16,842
	Dongwon Industries Co. Ltd.	746	21,476
	Doosan Bobcat, Inc.	2,687	109,393
	DoubleUGames Co. Ltd.	657	24,378
	E-MART, Inc.	668	42,164
	F&F Co. Ltd.	775	39,174

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Green Cross Corp.	307	$35,064
	Green Cross Holdings Corp.	1,237	13,393
	GS Engineering & Construction Corp.	3,594	46,657
	Hankook Tire & Technology Co. Ltd.	3,057	135,207
	Hansol Chemical Co. Ltd.	459	89,369
*	Hanwha Investment & Securities Co. Ltd.	5,389	23,868
*	Hanwha Life Insurance Co. Ltd.	7,448	18,007
	HD Construction Equipment Co. Ltd.	1,641	123,532
	HDC Holdings Co. Ltd.	651	8,564
	HDC Hyundai Development Co-Engineering & Construction	1,449	20,676
	Hite Jinro Co. Ltd.	1,083	13,218
	HK inno N Corp.	818	31,894
	HL Mando Co. Ltd.	1,689	74,838
*	Hotel Shilla Co. Ltd.	1,614	51,687
	HS Hyosung Advanced Materials Corp.	125	20,461
	Huons Global Co. Ltd.	302	10,637
	Hyosung Corp.	321	33,892
	Hyosung TNC Corp.	132	34,400
	Hyundai Department Store Co. Ltd.	728	47,310
	Hyundai Glovis Co. Ltd.	1,893	319,158
*	Hyundai Marine & Fire Insurance Co. Ltd.	2,654	51,743
	Hyundai Wia Corp.	554	33,078
	iM Financial Group Co. Ltd.	5,545	59,623
	Innocean Worldwide, Inc.	737	9,720
	IS Dongseo Co. Ltd.	747	12,195
	JB Financial Group Co. Ltd.	4,934	86,087
*	Kakao Games Corp.	2,175	26,747
	Kangwon Land, Inc.	2,562	30,986
	KC Tech Co. Ltd.	526	17,043
	KCC Corp.	170	57,492
	KEPCO Plant Service & Engineering Co. Ltd.	1,137	44,076
		Shares	Value»
SOUTH KOREA — (Continued)
	KIWOOM Securities Co. Ltd.	600	$184,428
	Kolmar Korea Co. Ltd.	495	23,968
	Kolon Industries, Inc.	488	18,542
	Korea Investment Holdings Co. Ltd.	1,939	290,064
	Korea Petrochemical Ind Co. Ltd.	174	18,878
	Korean Air Lines Co. Ltd.	7,557	121,843
	Korean Reinsurance Co.	6,541	53,437
	Kumho Petrochemical Co. Ltd.	552	55,134
*	Kumho Tire Co., Inc.	5,081	21,212
*	Kyung Dong Navien Co. Ltd.	419	16,739
	LG Corp.	2,628	166,821
*	LG Display Co. Ltd. (034220 KS)	12,033	97,024
	LG H&H Co. Ltd.	435	79,044
	LG Innotek Co. Ltd.	637	108,164
	LG Uplus Corp.	9,367	104,064
	Lotte Chilsung Beverage Co. Ltd.	214	19,805
	Lotte Corp.	797	17,318
*	Lotte Energy Materials Corp.	1,488	39,922
	LOTTE Fine Chemical Co. Ltd.	596	19,584
	Lotte Rental Co. Ltd.	530	11,339
	Lotte Shopping Co. Ltd.	319	18,615
	LX Semicon Co. Ltd.	328	12,440
	Medytox, Inc.	266	24,749
*	Mirae Asset Life Insurance Co. Ltd.	4,242	27,674
	Misto Holdings Corp.	884	28,786
Ω	Netmarble Corp.	1,059	38,739
	Nexen Tire Corp.	2,413	13,475
	NH Investment & Securities Co. Ltd.	7,542	141,400
	NHN Corp.	686	15,346
	NongShim Co. Ltd.	156	43,974
*	OCI Holdings Co. Ltd.	686	54,718
	Orion Holdings Corp.	1,280	18,531
	Otoki Corp.	132	35,317
	Pan Ocean Co. Ltd.	15,426	50,252
	Paradise Co. Ltd.	1,343	16,498
	People & Technology, Inc.	1,151	42,113
	PSK, Inc.	894	37,770
	S-1 Corp.	864	47,841
	Samsung Card Co. Ltd. (029780 KS)	1,290	50,854

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Engineering Co. Ltd.	7,913	$168,439
	Samsung Securities Co. Ltd.	3,181	199,666
	SD Biosensor, Inc.	2,070	12,936
	SeAH Besteel Holdings Corp.	788	40,070
	Sebang Global Battery Co. Ltd.	230	10,162
	Seegene, Inc.	1,122	22,196
	Shinsegae, Inc.	321	71,117
	Shinyoung Securities Co. Ltd.	199	24,318
	SK Chemicals Co. Ltd.	216	10,038
	SK Discovery Co. Ltd.	469	18,829
	SK Gas Ltd.	123	19,853
* Ω	SK IE Technology Co. Ltd.	1,387	26,213
	SK Networks Co. Ltd.	5,141	19,953
*	SK oceanplant Co. Ltd.	1,345	17,575
	SL Corp.	831	32,000
	SNT Dynamics Co. Ltd.	859	29,583
	SNT Holdings Co. Ltd.	412	15,482
*	S-Oil Corp.	1,324	97,268
*	SOLUM Co. Ltd.	1,453	15,903
*	Soop Co. Ltd.	451	23,062
	Soulbrain Co. Ltd.	174	58,391
	Soulbrain Holdings Co. Ltd.	441	17,938
*	Studio Dragon Corp.	692	23,632
	Taekwang Industrial Co. Ltd.	7	4,229
	TKG Huchems Co. Ltd.	931	12,908
	Youngone Corp.	1,130	71,376
	Youngone Holdings Co. Ltd.	118	16,949
TOTAL SOUTH KOREA			6,245,223
SPAIN — (0.6%)
	Acciona SA	492	105,738
	Banco de Sabadell SA	84,466	331,342
	Corp. ACCIONA Energias Renovables SA	2,058	52,095
	Grifols SA	8,832	112,997
Ω	Unicaja Banco SA	70,482	241,534
TOTAL SPAIN			843,706
		Shares	Value»
SWEDEN — (1.6%)
	AFRY AB	4,119	$65,360
Ω	Alimak Group AB	1,963	30,057
	Alleima AB	8,885	77,653
Ω	Ambea AB	1,556	23,728
*	Asmodee Group AB, Class B	5,754	69,043
Ω	Attendo AB	4,412	44,043
	Beijer Alma AB	1,957	58,157
	Betsson AB, Class B	3,552	41,706
	Bilia AB, Class A	3,140	44,492
	Billerud Aktiebolag	7,910	63,961
Ω	Bravida Holding AB	10,763	106,038
	Bure Equity AB	2,202	54,370
*	Coffee Stain Group AB, Class B	3,688	7,676
Ω	Dometic Group AB	17,294	74,431
*	Electrolux AB, Class B	12,068	97,480
	Electrolux Professional AB, Class B	4,996	34,424
	Elekta AB, Class B	17,391	111,793
# *	Embracer Group AB	3,688	20,201
	Granges AB	5,872	98,534
	Husqvarna AB (HUSQB SS), Class B	16,611	84,859
	Lindab International AB	3,436	72,232
	Loomis AB	3,251	134,904
*	Modern Times Group MTG AB, Class B	4,543	53,032
	NCC AB, Class B	4,042	103,503
	New Wave Group AB, Class B	3,920	47,005
	Nolato AB, Class B	11,064	72,310
*	Norion Bank AB	2,090	15,920
	Pandox AB	4,852	104,688
	Peab AB, Class B	9,301	92,961
	Ratos AB, Class B	8,336	35,630
* Ω	Sinch AB	31,022	92,955
	SkiStar AB	942	17,732
	Storskogen Group AB, Class B	56,056	68,058
	Systemair AB	2,409	23,449
	Vitec Software Group AB, Class B	1,039	29,175
	Vitrolife AB	3,324	43,329
*	Volvo Car AB, Class B	41,092	137,129
TOTAL SWEDEN			2,352,018
SWITZERLAND — (6.3%)
	Adecco Group AG	10,364	304,560
	Allreal Holding AG	833	243,663
	ALSO Holding AG	139	35,821

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Banque Cantonale Vaudoise	1,632	$220,859
	Barry Callebaut AG	104	183,458
	Berner Kantonalbank AG	114	47,573
	Bucher Industries AG	405	187,881
	Cembra Money Bank AG	1,848	236,233
	Clariant AG	4,002	37,029
	DKSH Holding AG	1,830	134,271
	EFG International AG	5,169	132,093
	Emmi AG	119	120,559
	Flughafen Zurich AG	1,059	328,905
Ω	Galenica AG	4,117	514,615
	Helvetia Baloise Holding AG	3,726	944,991
	Julius Baer Group Ltd.	11,683	975,884
	Liechtensteinische Landesbank AG	181	22,570
	Logitech International SA (LOGN SW)	1,069	92,097
	Luzerner Kantonalbank AG	979	124,721
	Sandoz Group AG (SDZ SW)	10,201	808,183
	SFS Group AG	843	123,764
	Siegfried Holding AG	1,623	199,567
	SIG Group AG	8,178	126,542
	Sika AG	2,259	433,480
	Sonova Holding AG	237	64,863
	St. Galler Kantonalbank AG	149	114,521
	Sulzer AG	922	198,661
	Sunrise Communications AG, Class A	4,132	234,517
#	Swatch Group AG (UHR SW), Class BR	1,765	416,430
	Swatch Group AG (UHRN SW)	2,758	130,670
	Swiss Life Holding AG	435	477,000
	Swiss Prime Site AG	4,244	722,501
	Swissquote Group Holding SA	288	163,960
	Vontobel Holding AG	1,687	145,396
TOTAL SWITZERLAND			9,247,838
TAIWAN — (6.8%)
	AcBel Polytech, Inc.	12,000	18,747
	Acer, Inc.	109,000	86,614
	ADATA Technology Co. Ltd.	7,000	79,227
		Shares	Value»
TAIWAN — (Continued)
	Asia Cement Corp.	73,000	$81,454
	Asia Optical Co., Inc.	5,000	25,660
	AUO Corp. (2409 TT)	275,000	119,111
	Bank of Kaohsiung Co. Ltd.	13,390	5,102
*	BES Engineering Corp.	57,766	25,052
	Brighton-Best International Taiwan, Inc.	5,000	5,465
	Capital Securities Corp.	54,000	50,695
	Catcher Technology Co. Ltd.	10,000	63,866
	Cathay Real Estate Development Co. Ltd.	22,000	15,395
	Central Reinsurance Co. Ltd.	11,000	9,298
	Chailease Holding Co. Ltd.	56,100	184,896
	Chang Hwa Commercial Bank Ltd.	234,150	151,566
	Chang Wah Electromaterials, Inc.	14,000	20,406
	Cheng Shin Rubber Industry Co. Ltd.	57,000	55,266
	Cheng Uei Precision Industry Co. Ltd.	14,000	17,212
	Chicony Electronics Co. Ltd.	12,000	44,362
	Chicony Power Technology Co. Ltd.	4,000	10,262
	China Airlines Ltd.	123,000	86,529
	China Bills Finance Corp.	43,000	22,210
	China Motor Corp.	16,000	28,144
*	China Petrochemical Development Corp.	125,000	31,650
	China Steel Chemical Corp.	6,000	14,111
	Chipbond Technology Corp.	26,000	45,115
	ChipMOS Technologies, Inc. (8150 TT)	20,000	37,638
	Chong Hong Construction Co. Ltd.	8,000	19,639
	Clevo Co.	10,000	11,787

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Compal Electronics, Inc.	136,000	$140,361
	Compeq Manufacturing Co. Ltd.	43,000	229,266
	Continental Holdings Corp.	6,000	4,314
	Coretronic Corp.	6,000	16,619
	CTCI Corp.	26,404	25,862
	Da-Li Development Co. Ltd.	4,000	5,955
	Depo Auto Parts Ind Co. Ltd.	6,000	28,675
	E Ink Holdings, Inc.	14,000	77,828
	Ennoconn Corp.	5,000	44,707
	Ennostar, Inc.	21,000	23,279
	Eternal Materials Co. Ltd.	17,000	33,026
	Eva Airways Corp.	69,000	81,671
	Evergreen International Storage & Transport Corp.	10,000	17,882
	EVERGREEN Steel Corp.	10,000	32,500
	Everlight Electronics Co. Ltd.	19,000	33,465
	Far Eastern Department Stores Ltd.	36,000	25,119
	Far Eastern International Bank	86,345	34,225
	Far Eastern New Century Corp.	97,000	85,407
	Farglory Land Development Co. Ltd.	12,000	25,291
	Feng Hsin Steel Co. Ltd.	14,000	28,757
	Fitipower Integrated Technology, Inc.	5,000	23,209
*	FLEXium Interconnect, Inc.	6,000	11,296
	Formosa Chemicals & Fibre Corp.	149,000	199,462
	Formosa Taffeta Co. Ltd.	15,000	7,891
	Foxsemicon Integrated Technology, Inc.	4,000	35,530
	Fulgent Sun International Holding Co. Ltd.	6,000	17,923
	Fusheng Precision Co. Ltd.	3,000	25,532
	G Shank Enterprise Co. Ltd.	8,000	21,078
		Shares	Value»
TAIWAN — (Continued)
	Genius Electronic Optical Co. Ltd.	2,000	$28,621
	Gigabyte Technology Co. Ltd.	3,000	22,070
	Global Brands Manufacture Ltd.	12,507	42,637
	Globalwafers Co. Ltd.	11,000	172,949
	Gloria Material Technology Corp.	10,000	10,820
	Goldsun Building Materials Co. Ltd.	26,000	29,083
	Grape King Bio Ltd.	2,000	7,688
	Greatek Electronics, Inc.	6,000	17,030
	Hannstar Board Corp.	10,000	30,813
*	HannStar Display Corp.	40,000	10,530
	Hiwin Technologies Corp.	10,000	78,374
	Hotai Finance Co. Ltd.	6,000	11,528
	Huaku Development Co. Ltd.	11,550	38,914
	Huang Hsiang Construction Corp.	4,507	5,311
	IBF Financial Holdings Co. Ltd.	102,869	54,469
	Innolux Corp.	228,000	156,420
	ITEQ Corp.	9,000	30,162
	Kenda Rubber Industrial Co. Ltd.	19,000	11,908
	KGI Financial Holding Co. Ltd.	435,420	248,976
	Kinpo Electronics	45,000	37,421
	Kinsus Interconnect Technology Corp.	13,000	103,254
	Lotus Pharmaceutical Co. Ltd.	4,000	45,781
*	Macronix International Co. Ltd.	78,000	224,394
*	Mercuries Life Insurance Co. Ltd.	84,301	20,940
	Merry Electronics Co. Ltd.	7,000	22,045
	Micro-Star International Co. Ltd.	12,000	34,236
	Mitac Holdings Corp.	39,600	98,481
	Nan Kang Rubber Tire Co. Ltd.	9,000	10,167
	Nan Ya Plastics Corp.	120,000	286,869

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nan Ya Printed Circuit Board Corp.	7,000	$85,255
*	Nanya Technology Corp.	52,000	526,382
	Nuvoton Technology Corp.	14,000	27,519
	O-Bank Co. Ltd.	35,000	10,149
	Orient Semiconductor Electronics Ltd.	16,000	29,176
	Pan German Universal Motors Ltd.	2,000	17,256
	Pan Jit International, Inc.	4,000	11,397
	Pan-International Industrial Corp.	17,000	27,674
	Parade Technologies Ltd.	2,000	33,446
	Pegatron Corp.	65,000	143,338
	Pixart Imaging, Inc.	2,000	12,618
	Pou Chen Corp.	69,000	66,694
*	Powerchip Semiconductor Manufacturing Corp.	132,000	283,215
	Powertech Technology, Inc.	21,000	166,290
	President Securities Corp.	22,000	20,428
	Primax Electronics Ltd.	19,000	47,391
	Qisda Corp.	21,320	16,924
	Radiant Opto-Electronics Corp.	18,000	69,544
	Ruentex Development Co. Ltd.	65,000	59,402
	Ruentex Industries Ltd.	24,000	38,398
	Sanyang Motor Co. Ltd.	15,000	28,470
	Sercomm Corp.	12,000	32,435
	Shanghai Commercial & Savings Bank Ltd.	118,000	147,813
	Shin Zu Shing Co. Ltd.	3,000	19,820
	Shinkong Insurance Co. Ltd.	8,000	28,543
	Shinkong Synthetic Fibers Corp.	20,000	9,459
	Sigurd Microelectronics Corp.	19,000	77,894
	Silergy Corp.	5,000	44,135
		Shares	Value»
TAIWAN — (Continued)
	Simplo Technology Co. Ltd.	3,000	$32,996
	Sino-American Silicon Products, Inc.	20,000	75,761
	Sitronix Technology Corp.	3,000	18,503
	Solar Applied Materials Technology Corp.	13,000	26,220
	Sports Gear Co. Ltd.	3,000	9,610
*	Starlux Airlines Co. Ltd.	14,000	10,210
	Supreme Electronics Co. Ltd.	11,000	29,224
	Synnex Technology International Corp.	23,000	47,663
	Systex Corp.	5,000	18,356
	TA Chen Stainless Pipe	40,000	49,657
	Ta Ya Electric Wire & Cable	23,345	30,711
	Tainan Spinning Co. Ltd.	11,000	4,745
	Taiwan Acceptance Corp.	10,500	25,920
	Taiwan Business Bank	174,900	85,224
	Taiwan Cogeneration Corp.	7,000	9,594
*	Taiwan Glass Industry Corp.	39,000	58,941
	Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	26,586
	Taiwan Surface Mounting Technology Corp.	11,000	32,088
	Tatung Co. Ltd.	45,000	55,195
	Tong Hsing Electronic Industries Ltd.	6,000	26,575
	Tong Yang Industry Co. Ltd.	14,000	48,522
	Tripod Technology Corp.	3,000	35,356
	TTY Biopharm Co. Ltd.	7,000	18,946
	Tung Ho Steel Enterprise Corp.	13,000	28,608
	TXC Corp.	4,000	10,941
	U-Ming Marine Transport Corp.	18,000	35,384
	Unimicron Technology Corp.	59,308	704,983
	Union Bank of Taiwan	18,190	10,780

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unitech Printed Circuit Board Corp.	12,000	$19,581
	UPI Semiconductor Corp.	2,000	12,803
	Vanguard International Semiconductor Corp.	18,000	81,596
	Wah Lee Industrial Corp.	3,000	11,755
	Walsin Lihwa Corp.	87,429	119,656
	Walsin Technology Corp.	10,000	42,915
	Wan Hai Lines Ltd.	24,000	56,208
	Win Semiconductors Corp.	15,000	110,917
*	Winbond Electronics Corp.	133,000	525,927
	Wisdom Marine Lines Co. Ltd.	17,000	38,047
	WNC Corp.	15,000	87,477
	WPG Holdings Ltd.	31,000	63,048
	Yageo Corp.	20,000	174,608
	Yang Ming Marine Transport Corp.	50,000	84,836
	YFY, Inc.	31,000	24,623
*	Yieh Phui Enterprise Co. Ltd.	15,000	7,408
	Yuanta Futures Co. Ltd.	2,000	5,969
	Yulon Motor Co. Ltd.	18,000	17,700
	Zhen Ding Technology Holding Ltd.	28,000	172,553
TOTAL TAIWAN			9,900,491
THAILAND — (0.4%)
	AEON Thana Sinsap Thailand PCL	3,400	10,425
	Amata Corp. PCL	40,100	19,923
	AP Thailand PCL	102,500	29,464
	Bangchak Corp. PCL	28,300	27,217
	Bangkok Commercial Asset Management PCL	140,700	35,724
#	Berli Jucker PCL	64,400	29,505
	CH Karnchang PCL	64,800	25,737
*	Energy Absolute PCL	331,300	28,863
	IRPC PCL	546,800	20,177
	Ngern Tid Lor PCL	15,222	8,224
	Regional Container Lines PCL	18,600	16,272
	Sansiri PCL	937,300	40,856
	Sri Trang Agro-Industry PCL	42,100	17,137
		Shares	Value»
THAILAND — (Continued)
	Sri Trang Gloves Thailand PCL	23,000	$6,547
	Srisawad Corp. PCL	37,700	29,768
	Star Petroleum Refining PCL	69,000	14,849
	Supalai PCL	68,900	39,819
	Thai Oil PCL	60,700	82,556
	Thai Union Group PCL	120,700	45,228
	VGI PCL	351,800	9,601
TOTAL THAILAND			537,892
TURKEY — (0.2%)
	Anadolu Anonim Turk Sigorta Sirketi	40,000	26,300
	Anadolu Efes Biracilik Ve Malt Sanayii AS	73,240	32,405
	Aygaz AS	7,000	38,621
	Dogus Otomotiv Servis ve Ticaret AS	4,620	24,396
	Enerya Enerji AS	108,379	24,738
	Global Yatirim Holding AS	84,971	28,696
*	Petkim Petrokimya Holding AS	41,232	17,502
	Sekerbank Turk AS	49,467	10,395
*	Turkiye Sinai Kalkinma Bankasi AS	34,486	11,186
	Ulker Biskuvi Sanayi AS	3,969	12,384
TOTAL TURKEY			226,623
UNITED ARAB EMIRATES — (0.5%)
*	Abu Dhabi Ports Co. PJSC	44,362	62,376
	ADNOC Logistics & Services	30,264	46,249
	Dubai Financial Market PJSC	52,129	23,544
	Dubai Investments PJSC	126,791	138,186
	Dubai Islamic Bank PJSC	35,591	93,632
	Emaar Development PJSC	30,263	141,842
*	Modon Holding PSC	130,467	120,182
	NMDC Group PJSC	10,027	56,155
	Pure Health Holding PJSC	13,117	9,751
	Sharjah Islamic Bank	45,955	44,672

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Two Point Zero Group PJSC	101,095	$62,129
TOTAL UNITED ARAB EMIRATES			798,718
UNITED KINGDOM — (8.5%)
	Aberdeen Group PLC	116,826	348,818
	Barratt Redrow PLC	92,072	490,259
	Beazley PLC	40,964	636,398
	Bellway PLC	7,478	278,293
	Berkeley Group Holdings PLC	6,218	351,310
	Bunzl PLC	8,854	248,293
*	Canal & SA	37,988	164,254
	Centrica PLC	273,712	716,718
	Croda International PLC	9,163	342,420
	DCC PLC	5,602	355,107
	Drax Group PLC	21,885	270,038
*	Frasers Group PLC	7,356	70,073
	Grafton Group PLC, CDI	9,580	122,488
	Hikma Pharmaceuticals PLC	10,158	213,078
	Hiscox Ltd.	21,907	445,574
	ICG PLC	10,079	250,800
	IG Group Holdings PLC	19,202	356,236
	Inchcape PLC	18,806	210,297
	Investec PLC	37,348	310,146
	ITV PLC	218,578	243,702
	J Sainsbury PLC	118,031	517,178
	JD Sports Fashion PLC	150,796	168,760
	Johnson Matthey PLC	11,103	359,047
	Kingfisher PLC	117,541	541,675
	Lion Finance Group PLC	2,281	315,141
	M&G PLC	112,005	474,817
	Man Group PLC	65,141	235,120
	Marks & Spencer Group PLC	36,792	184,519
	Mondi PLC	29,713	347,233
*	Ocado Group PLC	9,833	29,468
	OSB Group PLC	23,617	197,397
	Pearson PLC (PSON LN)	24,717	325,101
	Persimmon PLC	21,608	416,110
Ω	Quilter PLC	88,081	234,466
	Rathbones Group PLC	3,617	109,481
	RS Group PLC	29,303	269,077
	Schroders PLC	45,589	282,366
	Taylor Wimpey PLC	181,544	265,410
	Shares	Value»
UNITED KINGDOM — (Continued)
TBC Bank Group PLC	1,524	$88,609
TP ICAP Group PLC	46,483	162,152
* Vistry Group PLC	26,996	245,996
Whitbread PLC	8,222	306,914
TOTAL UNITED KINGDOM		12,500,339
UNITED STATES — (0.5%)
Qiagen NV	8,805	466,813
Royal Gold, Inc.	743	195,705
TOTAL UNITED STATES		662,518
TOTAL COMMON STOCKS		144,249,276
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.2%)
* Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,009	10,746
Gerdau SA, 2.765%	40,000	170,405
Marcopolo SA, 17.759%	41,900	51,353
TOTAL BRAZIL		232,504
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 2.827%	89,000	21,546
Grupo de Inversiones Suramericana SA, 2.879%	3,345	47,141
TOTAL COLOMBIA		68,687
GERMANY — (0.3%)
FUCHS SE, 3.204%	2,980	128,816
Porsche Automobil Holding SE, 5.285%	5,688	243,364
Sixt SE, 5.075%	257	16,204
TOTAL GERMANY		388,384
TOTAL PREFERRED STOCKS		689,575

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
*	Kinsus Interconnect Technology Corp. Rights 01/26/2026	1,493	$5,076
TOTAL INVESTMENT SECURITIES (Cost $114,277,865)			144,943,927

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	132,381	1,531,255
TOTAL INVESTMENTS — (100.0%)
(Cost $115,809,120)^^			$146,475,182

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2026, Dimensional World ex U.S. Sustainability Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1	03/20/26	$350,500	$348,287	$(2,213)
Total Futures Contracts			$350,500	$348,287	$(2,213)
As of January 31, 2026, the value of Rule 144A securities amounted to $5,986,366 or 4.1% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$6,165,434	—	$6,165,434
Austria	—	630,783	—	630,783
Belgium	—	1,003,438	—	1,003,438
Brazil	$1,113,729	—	—	1,113,729
Canada	10,859,394	—	—	10,859,394
Chile	—	114,701	—	114,701
China	508,019	12,934,458	—	13,442,477
Colombia	48,653	—	—	48,653
Denmark	—	2,926,214	—	2,926,214
Finland	—	2,813,339	—	2,813,339
France	—	6,452,479	—	6,452,479
Germany	—	4,595,352	—	4,595,352
Greece	—	235,048	—	235,048
Hong Kong	—	1,302,302	—	1,302,302
Hungary	—	3,346	—	3,346
India	85,599	6,535,203	—	6,620,802

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Indonesia	—	$212,506	—	$212,506
Ireland	—	1,834,169	—	1,834,169
Israel	—	1,507,415	—	1,507,415
Italy	$402,687	5,233,448	—	5,636,135
Japan	—	21,974,762	—	21,974,762
Kuwait	—	287,969	—	287,969
Malaysia	—	632,115	—	632,115
Mexico	615,958	—	—	615,958
Netherlands	—	3,736,815	—	3,736,815
New Zealand	—	171,878	—	171,878
Norway	26,791	651,335	—	678,126
Philippines	—	162,391	—	162,391
Poland	—	653,211	—	653,211
Portugal	—	754,363	—	754,363
Qatar	—	243,628	—	243,628
Saudi Arabia	—	871,145	—	871,145
Singapore	—	1,228,241	—	1,228,241
South Africa	—	1,405,592	—	1,405,592
South Korea	—	6,245,223	—	6,245,223
Spain	—	843,706	—	843,706
Sweden	7,676	2,344,342	—	2,352,018
Switzerland	—	9,247,838	—	9,247,838
Taiwan	—	9,900,491	—	9,900,491
Thailand	—	537,892	—	537,892
Turkey	—	226,623	—	226,623
United Arab Emirates	—	798,718	—	798,718
United Kingdom	—	12,500,339	—	12,500,339
United States	195,705	466,813	—	662,518
Preferred Stocks
Brazil	232,504	—	—	232,504
Colombia	68,687	—	—	68,687
Germany	—	388,384	—	388,384
Rights/Warrants
Taiwan	—	5,076	—	5,076
Securities Lending Collateral	—	1,531,255	—	1,531,255
Total Investments in Securities	$14,165,402	$132,309,780	—	$146,475,182
Financial Instruments
Liabilities
Futures Contracts**	(2,213)	—	—	(2,213)
Total Financial Instruments	$(2,213)	—	—	$(2,213)
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2026, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio and Dimensional World

ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio), DFA Intermediate Government Fixed Income Portfolio), DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio,  DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2026, the DFA Commodity Strategy Portfolio held $253,475,378 in the Subsidiary, representing 22.77% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2026, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$216,871
U.S. Large Cap Value Portfolio	15,040,358
U.S. Targeted Value Portfolio	11,081,720
U.S. Small Cap Value Portfolio	13,589,084
U.S. Core Equity 1 Portfolio	11,609,184
U.S. Core Equity 2 Portfolio	13,399,371
U.S. Vector Equity Portfolio	3,086,656
U.S. Small Cap Portfolio	24,638,763
U.S. Micro Cap Portfolio	4,952,820
DFA Real Estate Securities Portfolio	4,355,972
Large Cap International Portfolio	8,331,785
International Core Equity 2 Portfolio	23,686,443
International Small Company Portfolio	9,952,106
Global Small Company Portfolio	98,099
Japanese Small Company Portfolio	176,829
Asia Pacific Small Company Portfolio	152,356
United Kingdom Small Company Portfolio	18,734
Continental Small Company Portfolio	6,416
DFA International Real Estate Securities Portfolio	3,323,241
DFA Global Real Estate Securities Portfolio	6,401,170
DFA International Small Cap Value Portfolio	8,690,444
International Vector Equity Portfolio	4,780,493
World ex U.S. Value Portfolio	360,131
World ex U.S. Targeted Value Portfolio	551,415
World ex U.S. Core Equity Portfolio	3,174,506
Selectively Hedged Global Equity Portfolio	147,994
Emerging Markets Portfolio	3,110,237
Emerging Markets Small Cap Portfolio	2,245,818
Emerging Markets Value Portfolio	8,764,946
Emerging Markets Core Equity 2 Portfolio	20,103,327
U.S. Large Cap Equity Portfolio	1,160,334

Federal Tax Cost
DFA Commodity Strategy Portfolio	$2,804,532
DFA One-Year Fixed Income Portfolio	4,643,552
DFA Two-Year Global Fixed Income Portfolio	4,477,456
DFA Selectively Hedged Global Fixed Income Portfolio	998,092
DFA Short-Term Government Portfolio	1,543,556
DFA Five-Year Global Fixed Income Portfolio	8,971,174
DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)	1,043,352
DFA Intermediate Government Fixed Income Portfolio	6,189,335
DFA Short-Term Extended Quality Portfolio	5,549,924
DFA Intermediate-Term Extended Quality Portfolio	1,842,660
DFA Targeted Credit Portfolio	847,922
DFA Investment Grade Portfolio	12,933,207
DFA Inflation-Protected Securities Portfolio	5,397,411
DFA Short-Term Municipal Bond Portfolio	1,408,439
DFA Intermediate-Term Municipal Bond Portfolio	1,260,395
DFA Selective State Municipal Bond Portfolio	567,000
DFA Short-Term Selective State Municipal Bond Portfolio	189,426
DFA California Short-Term Municipal Bond Portfolio	871,187
DFA California Intermediate-Term Municipal Bond Portfolio	432,723
DFA NY Municipal Bond Portfolio	167,602
Dimensional Retirement Income Fund	55,001
Dimensional 2045 Target Date Retirement Income Fund	150,308
Dimensional 2050 Target Date Retirement Income Fund	122,572
Dimensional 2055 Target Date Retirement Income Fund	93,844
Dimensional 2060 Target Date Retirement Income Fund	78,366
Dimensional 2065 Target Date Retirement Income Fund	33,565
Dimensional 2070 Target Date Retirement Income Fund	879
Dimensional 2015 Target Date Retirement Income Fund	19,525
Dimensional 2020 Target Date Retirement Income Fund	53,723
Dimensional 2025 Target Date Retirement Income Fund	113,647
Dimensional 2030 Target Date Retirement Income Fund	148,843
Dimensional 2035 Target Date Retirement Income Fund	164,421
Dimensional 2040 Target Date Retirement Income Fund	142,765
DFA Short-Duration Real Return Portfolio	2,050,867
DFA Municipal Real Return Portfolio	1,758,563
DFA Municipal Bond Portfolio	469,555
World Core Equity Portfolio	567,447
DFA LTIP Portfolio	594,125
U.S. Social Core Equity 2 Portfolio	981,209
U.S. Sustainability Core 1 Portfolio	3,664,505
U.S. Sustainability Targeted Value Portfolio	459,367
International Sustainability Core 1 Portfolio	2,791,974
International Social Core Equity Portfolio	1,278,414
Global Social Core Equity Portfolio	57,824
Emerging Markets Social Core Equity Portfolio	1,134,515
Dimensional VA U.S. Targeted Value Portfolio	646,198
Dimensional VA U.S. Large Value Portfolio	482,303
Dimensional VA International Value Portfolio	533,756

Federal Tax Cost
Dimensional VA International Small Portfolio	$363,658
Dimensional VA Short-Term Fixed Portfolio	416,910
Dimensional VA Global Bond Portfolio	353,459
Dimensional VIT Inflation-Protected Securities Portfolio	273,199
Dimensional VA Global Moderate Allocation Portfolio	180,080
U.S. Large Cap Growth Portfolio	2,548,214
U.S. Small Cap Growth Portfolio	1,494,186
International Large Cap Growth Portfolio	850,341
International Small Cap Growth Portfolio	242,180
DFA Social Fixed Income Portfolio	721,928
DFA Diversified Fixed Income Portfolio	1,774,489
U.S. High Relative Profitability Portfolio	3,810,338
International High Relative Profitability Portfolio	1,234,253
Dimensional VA Equity Allocation Portfolio	196,808
DFA MN Municipal Bond Portfolio	29,789
DFA California Municipal Real Return Portfolio	367,348
DFA Global Core Plus Fixed Income Portfolio	2,891,864
Emerging Markets Sustainability Core 1 Portfolio	815,390
Emerging Markets Targeted Value Portfolio	218,630
DFA Global Sustainability Fixed Income Portfolio	710,150
DFA Oregon Municipal Bond Portfolio	100,345
DFA Global Core Plus Real Return Portfolio	294,428
Emerging Markets ex China Core Equity Portfolio	894,009
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	115,809
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.